UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07651

Voya Variable Portfolios, Inc.

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)

The Corporation Trust Incorporated, 300 East Lombard Street, Baltimore MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: December 31

Date of reporting period: January 1, 2020 to June 30, 2020

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Semi-Annual Report
June 30, 2020
Classes ADV, I, P2, S and S2
Voya Variable Product Index Funds
■ Voya Emerging Markets Index Portfolio	■ Voya Russell™ Mid Cap Growth Index Portfolio
■ Voya International Index Portfolio	■ Voya Russell™ Mid Cap Index Portfolio
■ Voya Russell™ Large Cap Growth Index Portfolio	■ Voya Russell™ Small Cap Index Portfolio
■ Voya Russell™ Large Cap Index Portfolio	■ Voya U.S. Bond Index Portfolio
■ Voya Russell™ Large Cap Value Index Portfolio
Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of each Portfolio’s annual and semi-annual shareholder reports, like this semi-annual report, will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on a website and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from your insurance carrier electronically by contacting them directly.

You may elect to receive all future reports in paper free of charge. If you received this document in the mail, please follow the instructions provided to elect to continue receiving paper copies of your shareholder reports. You can inform us that you wish to continue receiving paper copies by calling 1-800-283-3427. Your election to receive reports in paper will apply to all the funds in which you invest.

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

PROXY VOTING INFORMATION
A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Portfolios’ website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Portfolios’ website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.
QUARTERLY PORTFOLIO HOLDINGS
The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. This report contains a summary portfolio of investments for the Portfolios. The Portfolios’ Forms NPORT-P are available on the SEC’s website at www.sec.gov. The Portfolios’ complete schedule of portfolio holdings is available: on www.voyainvestments.com and without charge upon request from the Portfolio by calling Shareholder Services toll-free at (800) 992-0180.

PRESIDENT’S LETTER

Dear Shareholder,
The U.S. Federal Reserve Board’s (“Fed”) massive policy response to the COVID-19 pandemic helped stabilize the economy; as distancing restrictions eased and people began returning to work, economic data began to signal a potential turnaround. After tumbling toward bear market territory in the first quarter of 2020, U.S. stocks staged a turnaround in the second quarter, posting their strongest quarterly performance in 20 years. For the six- and twelve-month periods ended June 30, 2020, the S&P 500® Index(1) returned -3.08% and 7.51%, respectively — both results were better than many had expected.
In our view, the financial markets are signaling potential for improvement; yet it is difficult to recognize in real time, given the increasing number of COVID-19 cases in the United States. We believe the U.S. will contain the virus well enough to avoid another widespread lockdown and double-dip recession. Current economic data are improving, and given how high unemployment is, U.S. consumers seem fairly resilient with payrolls, auto sales and new home sales all rising. Should the phased re-openings proceed mostly as planned, we expect these trends to continue. If there is another shock, virus-related or otherwise, we think the Fed and Congress will put sufficiently supportive policies in place to promote economic and asset-price growth.
Keeping mindful of heightened economic and market uncertainty remains the cornerstone of Voya’s approach to investing. In the first half of 2020 alone, we have seen how quickly markets can take turns for the worse and for the better. In our view, the most likely path to realizing long-term investment goals is to diversify one’s portfolio as broadly as possible, without seeking to capture gains or sidestep losses by timing the markets. The risk-return tradeoffs your investment advisor built into your portfolio are intended to achieve long-term investment goals; in our opinion, they should not be undone for any shorter-term considerations.
While we are humble and realistic in the face of the challenges ahead, we believe we are well prepared for and fully committed to serving our clients without disruption. We appreciate your continued confidence in us, and we look forward to serving your investment needs in the future.
Sincerely,
Dina Santoro
President
Voya Family of Funds
July 29, 2020

(1)
The S&P 500® Index is an index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and the Voya mutual funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for a Voya mutual fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any Voya mutual fund. Reference to specific company securities should not be construed as recommendations or investment advice.
International investing poses special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

1

shareholder expense examples (Unaudited)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.
The Examples are based on an investment of  $1,000 invested at the beginning of the period and held for the entire period from January 1, 2020 to June 30, 2020. The Portfolios’ expenses are shown without the imposition of any charges which are, or may be, imposed under your variable annuity contract, variable life insurance policy, qualified pension, or retirement plan. Expenses would have been higher if such charges were included.
Actual Expenses
The left section of the table shown below, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.
	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2020*	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2020*
Voya Emerging Markets Index Portfolio
Class I	$1,000.00	$903.60	0.56%	$2.65	$1,000.00	$1,022.08	0.56%	$2.82
Class P2	1,000.00	905.60	0.15	0.71	1,000.00	1,024.12	0.15	0.75
Class S	1,000.00	902.70	0.81	3.83	1,000.00	1,020.84	0.81	4.07
Voya International Index Portfolio
Class ADV	$1,000.00	$889.10	0.95%	$4.46	$1,000.00	$1,020.14	0.95%	$4.77
Class I	1,000.00	891.30	0.46	2.16	1,000.00	1,022.58	0.46	2.31
Class P2	1,000.00	892.20	0.16	0.75	1,000.00	1,024.07	0.16	0.81
Class S	1,000.00	890.50	0.71	3.34	1,000.00	1,021.33	0.71	3.57
Class S2	1,000.00	889.50	0.86	4.04	1,000.00	1,020.59	0.86	4.32
Voya RussellTM Large Cap Growth Index Portfolio
Class ADV	$1,000.00	$1,105.60	0.93%	$4.87	$1,000.00	$1,020.24	0.93%	$4.67
Class I	1,000.00	1,108.20	0.43	2.25	1,000.00	1,022.73	0.43	2.16
Class S	1,000.00	1,107.00	0.68	3.56	1,000.00	1,021.48	0.68	3.42
Voya RussellTM Large Cap Index Portfolio
Class ADV	$1,000.00	$990.00	0.86%	$4.26	$1,000.00	$1,020.59	0.86%	$4.32
Class I	1,000.00	992.60	0.36	1.78	1,000.00	1,023.07	0.36	1.81
Class S	1,000.00	991.70	0.61	3.02	1,000.00	1,021.83	0.61	3.07
Class S2	1,000.00	991.00	0.76	3.76	1,000.00	1,021.08	0.76	3.82
2

shareholder expense examples (Unaudited) (continued)

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2020*	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2020*
Voya RussellTM Large Cap Value Index Portfolio
Class ADV	$1,000.00	$844.10	0.85%	$3.90	$1,000.00	$1,020.64	0.85%	$4.27
Class I	1,000.00	846.40	0.35	1.61	1,000.00	1,023.12	0.35	1.76
Class S	1,000.00	845.10	0.60	2.75	1,000.00	1,021.88	0.60	3.02
Voya RussellTM Mid Cap Growth Index Portfolio
Class I	$1,000.00	$1,037.90	0.40%	$2.03	$1,000.00	$1,022.87	0.40%	$2.01
Class S	1,000.00	1,036.50	0.65	3.29	1,000.00	1,021.63	0.65	3.27
Class S2	1,000.00	1,035.80	0.80	4.05	1,000.00	1,020.89	0.80	4.02
Voya RussellTM Mid Cap Index Portfolio
Class ADV	$1,000.00	$904.90	0.90%	$4.26	$1,000.00	$1,020.39	0.90%	$4.52
Class I	1,000.00	906.70	0.40	1.90	1,000.00	1,022.87	0.40	2.01
Class P2	1,000.00	907.50	0.15	0.71	1,000.00	1,024.12	0.15	0.75
Class S	1,000.00	905.00	0.65	3.08	1,000.00	1,021.63	0.65	3.27
Class S2	1,000.00	905.00	0.80	3.79	1,000.00	1,020.89	0.80	4.02
Voya RussellTM Small Cap Index Portfolio
Class ADV	$1,000.00	$866.90	0.95%	$4.41	$1,000.00	$1,020.14	0.95%	$4.77
Class I	1,000.00	868.50	0.45	2.09	1,000.00	1,022.63	0.45	2.26
Class S	1,000.00	867.70	0.70	3.25	1,000.00	1,021.38	0.70	3.52
Class S2	1,000.00	867.20	0.85	3.95	1,000.00	1,020.64	0.85	4.27
Voya U.S. Bond Index Portfolio
Class ADV	$1,000.00	$1,058.20	0.88%	$4.50	$1,000.00	$1,020.49	0.88%	$4.42
Class I	1,000.00	1,060.60	0.38	1.95	1,000.00	1,022.97	0.38	1.91
Class P2	1,000.00	1,061.90	0.15	0.77	1,000.00	1,024.12	0.15	0.75
Class S	1,000.00	1,059.40	0.63	3.23	1,000.00	1,021.73	0.63	3.17
Class S2	1,000.00	1,058.60	0.78	3.99	1,000.00	1,020.98	0.78	3.92

*
Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half-year.

3

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2020 (Unaudited)

	Voya Emerging Markets Index Portfolio	Voya International Index Portfolio	Voya Russell™ Large Cap Growth Index Portfolio	Voya Russell™ Large Cap Index Portfolio
ASSETS:
Investments in securities at fair value+*	$515,702,493	$2,057,425,133	$1,196,894,618	$981,096,904
Short-term investments at fair value†	14,599,633	127,862,677	15,645,437	9,861,730
Cash	120,135	9,904	3,512,417	294,469
Cash collateral for futures	1,323,789	5,618,130	1,427,753	754,952
Foreign currencies at value‡	1,361,239	2,276,395	—	—
Receivables:
Investment securities sold	14,090	1,352	—	—
Fund shares sold	5,644	3,114,427	260,917	288,184
Dividends	1,931,301	2,626,612	456,272	640,720
Interest	—	12	55	69
Foreign tax reclaims	16,882	4,966,631	—	—
Prepaid expenses	6,750	22,997	11,427	10,513
Reimbursement due from Investment Adviser	81,624	430,814	13,477	65,280
Other assets	17,785	76,996	21,341	79,502
Total assets	535,181,365	2,204,432,080	1,218,243,714	993,092,323
LIABILITIES:
Payable for investment securities purchased	3,931	1,349	3,045,080	—
Payable for fund shares redeemed	70,683	175,314	3,735,562	868,605
Payable upon receipt of securities loaned	5,523,633	83,329,677	2,169,437	2,796,730
Unrealized depreciation on forward foreign currency contracts	368	—	—	—
Payable for investment management fees	182,032	824,559	375,120	283,200
Payable for distribution and shareholder service fees	—	196,373	147,017	140,671
Payable for directors fees	2,818	10,650	5,543	4,764
Payable to directors under the deferred compensation plan (Note 6)	17,785	76,996	21,341	79,502
Other accrued expenses and liabilities	780,896	711,309	198,228	236,337
Total liabilities	6,582,146	85,326,227	9,697,328	4,409,809
NET ASSETS	$528,599,219	$2,119,105,853	$1,208,546,386	$988,682,514
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$552,143,850	$2,095,076,301	$558,289,389	$301,791,688
Total distributable earnings (loss)	(23,544,631)	24,029,552	650,256,997	686,890,826
NET ASSETS	$528,599,219	$2,119,105,853	$1,208,546,386	$988,682,514
+ Including securities loaned at value	$5,119,493	$72,156,526	$2,124,261	$2,734,219
* Cost of investments in securities	$510,818,614	$1,880,005,719	$549,615,698	$318,696,833
† Cost of short-term investments	$14,599,633	$127,862,677	$15,645,437	$9,861,730
‡ Cost of foreign currencies	$1,366,928	$2,281,447	$—	$—
See Accompanying Notes to Financial Statements
4

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2020 (Unaudited) (continued)

	Voya Emerging Markets Index Portfolio	Voya International Index Portfolio	Voya Russell™ Large Cap Growth Index Portfolio	Voya Russell™ Large Cap Index Portfolio
Class ADV
Net assets	n/a	$453,419,912	$6,270	$82,968,347
Shares authorized	n/a	250,000,000	100,000,000	100,000,000
Par value	n/a	$0.001	$0.001	$0.001
Shares outstanding	n/a	50,377,476	140	3,639,817
Net asset value and redemption price per share	n/a	$9.00	$44.65	$22.79
Class I
Net assets	$232,057,012	$530,625,599	$479,261,956	$385,934,326
Shares authorized	100,000,000	200,000,000	100,000,000	400,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	21,842,229	57,911,326	10,644,750	16,576,933
Net asset value and redemption price per share	$10.62	$9.16	$45.02	$23.28
Class P2
Net assets	$296,538,997	$1,070,700,998	n/a	n/a
Shares authorized	100,000,000	300,000,000	n/a	n/a
Par value	$0.001	$0.001	n/a	n/a
Shares outstanding	27,517,330	115,718,748	n/a	n/a
Net asset value and redemption price per share	$10.78	$9.25	n/a	n/a
Class S
Net assets	$3,210	$63,422,141	$729,278,160	$518,564,487
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	300	6,961,306	16,303,352	22,407,047
Net asset value and redemption price per share	$10.70	$9.11	$44.73	$23.14
Class S2
Net assets	n/a	$937,203	n/a	$1,215,354
Shares authorized	n/a	100,000,000	n/a	100,000,000
Par value	n/a	$0.001	n/a	$0.001
Shares outstanding	n/a	102,877	n/a	50,876
Net asset value and redemption price per share	n/a	$9.11	n/a	$23.89
See Accompanying Notes to Financial Statements
5

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2020 (Unaudited)

	Voya Russell™ Large Cap Value Index Portfolio	Voya Russell™ Mid Cap Growth Index Portfolio	Voya Russell™ Mid Cap Index Portfolio	Voya Russell™ Small Cap Index Portfolio
ASSETS:
Investments in securities at fair value+*	$770,439,539	$572,201,325	$1,181,730,423	$614,428,201
Investments in affiliates at fair value**	—	—	952,546	—
Short-term investments at fair value†	2,886,784	15,863,720	123,734,605	160,235,264
Cash	119,602	418,049	3,574,979	3,473,480
Cash collateral for futures	288,827	404,929	1,229,476	1,789,275
Foreign currencies at value‡	—	—	—	252
Receivables:
Investment securities sold	—	11,109	—	1,800,679
Fund shares sold	4,425,736	132,190	83,076	56,201
Dividends	818,690	193,750	1,496,268	601,889
Interest	85	41	87	—
Foreign tax reclaims	920	—	—	—
Prepaid expenses	8,830	5,669	14,487	10,035
Reimbursement due from Investment Adviser	—	21,488	174,563	61,102
Other assets	17,093	16,341	68,608	38,514
Total assets	779,006,106	589,268,611	1,313,059,118	782,494,892
LIABILITIES:
Payable for investment securities purchased	—	299,586	3,187,779	4,924,441
Payable for fund shares redeemed	30,229	2,983,880	1,442,044	882,022
Payable upon receipt of securities loaned	736,784	12,242,720	113,392,605	144,332,264
Payable for investment management fees	204,712	187,127	425,210	264,589
Payable for distribution and shareholder service fees	147,320	113,526	114,287	107,855
Payable for directors fees	4,178	2,752	6,239	4,240
Payable to directors under the deferred compensation plan (Note 6)	17,093	16,341	68,608	38,514
Other accrued expenses and liabilities	90,355	134,183	393,400	212,671
Total liabilities	1,230,671	15,980,115	119,030,172	150,766,596
NET ASSETS	$777,775,435	$573,288,496	$1,194,028,946	$631,728,296
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$799,109,489	$409,750,139	$604,590,555	$491,110,032
Total distributable earnings (loss)	(21,334,054)	163,538,357	589,438,391	140,618,264
NET ASSETS	$777,775,435	$573,288,496	$1,194,028,946	$631,728,296
+ Including securities loaned at value	$716,657	$11,984,887	$110,703,997	$140,134,568
* Cost of investments in securities	$749,087,786	$421,736,551	$689,456,547	$441,617,472
** Cost of investments in affiliates	$—	$—	$550,513	$—
† Cost of short-term investments	$2,886,784	$15,863,720	$123,734,605	$160,235,264
‡ Cost of foreign currencies	$—	$—	$—	$252
See Accompanying Notes to Financial Statements
6

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2020 (Unaudited) (continued)

	Voya Russell™ Large Cap Value Index Portfolio	Voya Russell™ Mid Cap Growth Index Portfolio	Voya Russell™ Mid Cap Index Portfolio	Voya Russell™ Small Cap Index Portfolio
Class ADV
Net assets	$3,719	n/a	$159,626,437	$90,607,095
Shares authorized	100,000,000	n/a	100,000,000	100,000,000
Par value	$0.001	n/a	$0.001	$0.001
Shares outstanding	191	n/a	16,262,956	8,323,225
Net asset value and redemption price per share	$19.44	n/a	$9.82	$10.89
Class I
Net assets	$77,442,430	$21,688,290	$629,990,088	$199,530,587
Shares authorized	100,000,000	100,000,000	300,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	3,952,095	626,885	61,216,508	17,638,301
Net asset value and redemption price per share	$19.60	$34.60	$10.29	$11.31
Class P2
Net assets	n/a	n/a	$182,157,675	n/a
Shares authorized	n/a	n/a	100,000,000	n/a
Par value	n/a	n/a	$0.001	n/a
Shares outstanding	n/a	n/a	17,498,566	n/a
Net asset value and redemption price per share	n/a	n/a	$10.41	n/a
Class S
Net assets	$700,329,286	$549,707,821	$210,570,046	$335,806,453
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	36,021,114	15,937,124	20,782,497	29,997,935
Net asset value and redemption price per share	$19.44	$34.49	$10.13	$11.19
Class S2
Net assets	n/a	$1,892,385	$11,684,700	$5,784,150
Shares authorized	n/a	100,000,000	100,000,000	100,000,000
Par value	n/a	$0.001	$0.001	$0.001
Shares outstanding	n/a	54,948	1,177,132	526,988
Net asset value and redemption price per share	n/a	$34.44	$9.93	$10.98
See Accompanying Notes to Financial Statements
7

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2020 (Unaudited)

Voya U.S. Bond Index Portfolio
ASSETS:
Investments in securities at fair value+*	$3,174,489,704
Short-term investments at fair value†	284,960,211
Cash	1,346,397
Cash collateral for futures	12,196
Cash pledged for centrally cleared swaps (Note 2)	1,250,000
Receivables:
Investment securities sold	2,324
Investment securities sold on a delayed-delivery or when-issued basis	78,889,977
Fund shares sold	1,766,923
Dividends	21,676
Interest	13,370,382
Variation margin receivable on centrally cleared swaps	38,514
Prepaid expenses	35,724
Reimbursement due from Investment Adviser	222,382
Other assets	135,919
Total assets	3,556,542,329
LIABILITIES:
Payable for investment securities purchased	49,033,117
Payable for investment securities purchased on a delayed-delivery or when-issued basis	222,567,004
Payable for fund shares redeemed	332,699
Payable upon receipt of securities loaned	54,249,115
Cash received as collateral for delayed-delivery or when-issued securities (Note 2)	559,319
Payable for investment management fees	903,715
Payable for distribution and shareholder service fees	55,006
Payable for directors fees	15,430
Payable to directors under the deferred compensation plan (Note 6)	135,919
Other accrued expenses and liabilities	407,592
Total liabilities	328,258,916
NET ASSETS	$3,228,283,413
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$2,938,450,358
Total distributable earnings	289,833,055
NET ASSETS	$3,228,283,413
+ Including securities loaned at value	$52,946,085
* Cost of investments in securities	$2,978,081,474
† Cost of short-term investments	$284,961,256
See Accompanying Notes to Financial Statements
8

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2020 (Unaudited) (continued)

Voya U.S. Bond Index Portfolio
Class ADV
Net assets	$31,417,134
Shares authorized	100,000,000
Par value	$0.001
Shares outstanding	2,765,257
Net asset value and redemption price per share	$11.36
Class I
Net assets	$1,726,828,776
Shares authorized	700,000,000
Par value	$0.001
Shares outstanding	151,380,028
Net asset value and redemption price per share	$11.41
Class P2
Net assets	$1,262,188,284
Shares authorized	300,000,000
Par value	$0.001
Shares outstanding	110,648,396
Net asset value and redemption price per share	$11.41
Class S
Net assets	$205,806,951
Shares authorized	100,000,000
Par value	$0.001
Shares outstanding	18,093,261
Net asset value and redemption price per share	$11.37
Class S2
Net assets	$2,042,268
Shares authorized	100,000,000
Par value	$0.001
Shares outstanding	179,483
Net asset value and redemption price per share	$11.38
See Accompanying Notes to Financial Statements
9

STATEMENTS OF OPERATIONS for the six months ended June 30, 2020 (Unaudited)

	Voya Emerging Markets Index Portfolio	Voya International Index Portfolio	Voya Russell™ Large Cap Growth Index Portfolio	Voya Russell™ Large Cap Index Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$6,231,051	$31,514,152	$6,958,008	$9,278,772
Interest, net of foreign taxes withheld*	1,169	4,930	970	1,212
Securities lending income, net	41,564	231,447	861	8,517
Total investment income	6,273,784	31,750,529	6,959,839	9,288,501
EXPENSES:
Investment management fees	1,822,258	4,747,052	2,684,113	1,656,714
Distribution and shareholder service fees:
Class ADV	—	1,142,898	14	189,383
Class S	4	81,429	834,330	653,222
Class S2	—	1,930	—	2,000
Transfer agent fees (Note 6):
Class ADV	—	42,694	—	19,963
Class I	699	58,061	57,790	91,739
Class P2	396	990	—	—
Class S	—	6,084	88,720	137,813
Class S2	—	89	—	263
Shareholder reporting expense	12,551	42,770	28,943	25,358
Professional fees	36,615	66,213	23,706	26,124
Custody and accounting expense	330,117	192,245	47,385	48,532
Directors fees	11,275	42,601	22,175	19,054
Licensing fee (Note 7)	84,107	317,774	69,181	61,423
Miscellaneous expense	20,244	79,915	17,419	29,330
Interest expense	3,992	49,966	1,720	368
Total expenses	2,322,258	6,872,711	3,875,496	2,961,286
Waived and reimbursed fees	(1,324,988)	(2,283,681)	(657,142)	(395,946)
Net expenses	997,270	4,589,030	3,218,354	2,565,340
Net investment income	5,276,514	27,161,499	3,741,485	6,723,161
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	2,240,863	(63,148,052)	(280,799)	19,278,377
Forward foreign currency contracts	(97,599)	—	—	—
Foreign currency related transactions	(67,010)	373,477	—	—
Futures	1,795,164	(5,744,437)	(398,842)	995,301
Net realized gain (loss)	3,871,418	(68,519,012)	(679,641)	20,273,678
Net change in unrealized appreciation (depreciation) on:
Investments	(60,676,079)	(195,401,418)	110,303,898	(35,649,068)
Forward foreign currency contracts	(368)	—	—	—
Foreign currency related transactions	(64,063)	36,194	—	—
Futures	(84,246)	56,178	26,216	99,899
Net change in unrealized appreciation (depreciation)	(60,824,756)	(195,309,046)	110,330,114	(35,549,169)
Net realized and unrealized gain (loss)	(56,953,338)	(263,828,058)	109,650,473	(15,275,491)
Increase (decrease) in net assets resulting from operations	$(51,676,824)	$(236,666,559)	$113,391,958	$(8,552,330)
* Foreign taxes withheld	$622,550	$3,350,367	$—	$—
See Accompanying Notes to Financial Statements
10

STATEMENTS OF OPERATIONS for the six months ended June 30, 2020 (Unaudited)

	Voya Russell™ Large Cap Value Index Portfolio	Voya Russell™ Mid Cap Growth Index Portfolio	Voya Russell™ Mid Cap Index Portfolio	Voya Russell™ Small Cap Index Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$12,313,234	$1,954,046	$11,594,462	$5,259,543
Dividends from affiliates	—	500	7,032	—
Interest	1,810	—	1,646	—
Securities lending income, net	7,415	37,718	232,723	816,062
Total investment income	12,322,459	1,992,264	11,835,863	6,075,605
EXPENSES:
Investment management fees	1,702,954	1,362,439	2,543,866	1,812,011
Distribution and shareholder service fees:
Class ADV	9	—	403,444	227,654
Class S	935,944	656,753	277,919	430,637
Class S2	—	3,472	24,322	12,044
Transfer agent fees (Note 6):
Class ADV	—	—	73,233	33,509
Class I	5,565	1,153	304,625	121,545
Class P2(1)	—	—	141	57
Class S	50,673	29,989	100,844	126,840
Class S2	—	98	5,512	2,213
Shareholder reporting expense	12,558	15,751	24,765	19,474
Professional fees	12,740	8,554	38,480	24,934
Custody and accounting expense	22,022	20,150	68,575	44,044
Directors fees	16,712	11,007	24,955	16,962
Licensing fee (Note 7)	55,600	41,417	76,092	56,223
Miscellaneous expense	4,258	2,601	28,326	23,219
Interest expense	1,169	597	148	—
Total expenses	2,820,204	2,153,981	3,995,247	2,951,366
Waived and reimbursed fees	(415,514)	(394,018)	(1,005,636)	(479,527)
Net expenses	2,404,690	1,759,963	2,989,611	2,471,839
Net investment income	9,917,769	232,301	8,846,252	3,603,766
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(48,272,699)	13,588,857	98,015,371	(30,490,614)
Affiliates	—	(783)	69,652	—
Foreign currency related transactions	—	—	—	(2)
Futures	(229,712)	(327,034)	(1,242,635)	1,608,235
Net realized gain (loss)	(48,502,411)	13,261,040	96,842,388	(28,882,381)
Net change in unrealized appreciation (depreciation) on:
Investments	(112,458,091)	4,947,604	(231,332,413)	(120,670,218)
Affiliates	—	(26,367)	(403,007)	—
Futures	(193,010)	36,967	(9,758)	566,780
Net change in unrealized appreciation (depreciation)	(112,651,101)	4,958,204	(231,745,178)	(120,103,438)
Net realized and unrealized gain (loss)	(161,153,512)	18,219,244	(134,902,790)	(148,985,819)
Increase (decrease) in net assets resulting from operations	$(151,235,743)	$18,451,545	$(126,056,538)	$(145,382,053)
* Foreign taxes withheld	$—	$—	$1,302	$3,200

(1)
Class P2 of Voya RussellTM Small Cap Index Portfolio was fully redeemed on April 29, 2020.

See Accompanying Notes to Financial Statements
11

STATEMENTS OF OPERATIONS for the six months ended June 30, 2020 (Unaudited)

Voya U.S. Bond Index Portfolio
INVESTMENT INCOME:
Dividends	$94,215
Interest, net of foreign taxes withheld*	36,009,967
Securities lending income, net	590,065
Total investment income	36,694,247
EXPENSES:
Investment management fees	5,412,093
Distribution and shareholder service fees:
Class ADV	73,651
Class S	238,838
Class S2	3,483
Transfer agent fees (Note 6):
Class ADV	712
Class I	41,676
Class P2	679
Class S	4,609
Class S2	41
Shareholder reporting expense	45,500
Professional fees	77,518
Custody and accounting expense	122,850
Directors fees	61,719
Miscellaneous expense	66,894
Interest expense	13,255
Total expenses	6,163,518
Waived and reimbursed fees	(1,259,429)
Net expenses	4,904,089
Net investment income	31,790,158
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	69,803,600
Futures	108,995
Swaps	278,453
Net realized gain	70,191,048
Net change in unrealized appreciation (depreciation) on:
Investments	80,911,016
Futures	13,469
Swaps	358,549
Net change in unrealized appreciation (depreciation)	81,283,034
Net realized and unrealized gain	151,474,082
Increase in net assets resulting from operations	$183,264,240
* Foreign taxes withheld	$302
See Accompanying Notes to Financial Statements
12

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Emerging Markets Index Portfolio		Voya International Index Portfolio
	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
FROM OPERATIONS:
Net investment income	$5,276,514	$13,846,589	$27,161,499	$49,933,737
Net realized gain (loss)	3,871,418	50,129,938	(68,519,012)	(25,807,102)
Net change in unrealized appreciation (depreciation)	(60,824,756)	60,862,626	(195,309,046)	352,706,308
Increase (decrease) in net assets resulting from operations	(51,676,824)	124,839,153	(236,666,559)	376,832,943
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	—	(10,711,930)	(14,191,996)
Class I	(10,859,887)	(9,468,409)	(18,904,277)	(3,328,047)
Class P2	(10,705,759)	(5,628,982)	(30,934,106)	(25,244,979)
Class S	(112)	(74)	(1,647,697)	(2,107,770)
Class S2	—	—	(22,361)	(39,451)
Total distributions	(21,565,758)	(15,097,465)	(62,220,371)	(44,912,243)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	79,276,311	163,340,384	318,414,178	861,054,531
Reinvestment of distributions	21,565,646	15,097,391	62,220,371	44,912,243
	100,841,957	178,437,775	380,634,549	905,966,774
Cost of shares redeemed	(124,334,460)	(434,069,780)	(296,260,996)	(506,419,475)
Net increase (decrease) in net assets resulting from capital share transactions	(23,492,503)	(255,632,005)	84,373,553	399,547,299
Net increase (decrease) in net assets	(96,735,085)	(145,890,317)	(214,513,377)	731,467,999
NET ASSETS:
Beginning of year or period	625,334,304	771,224,621	2,333,619,230	1,602,151,231
End of year or period	$528,599,219	$625,334,304	$2,119,105,853	$2,333,619,230
See Accompanying Notes to Financial Statements
13

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Russell™ Large Cap Growth Index Portfolio		Voya Russell™ Large Cap Index Portfolio
	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
FROM OPERATIONS:
Net investment income	$3,741,485	$6,290,766	$6,723,161	$14,037,065
Net realized gain (loss)	(679,641)	52,199,757	20,273,678	38,790,868
Net change in unrealized appreciation (depreciation)	110,330,114	175,167,076	(35,549,169)	200,034,823
Increase (decrease) in net assets resulting from operations	113,391,958	233,657,599	(8,552,330)	252,862,756
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	(289)	(247)	(4,209,193)	(2,864,310)
Class I	(23,779,202)	(20,214,615)	(20,957,157)	(14,732,643)
Class S	(35,109,433)	(19,598,471)	(27,646,863)	(25,966,997)
Class S2	—	—	(50,546)	(37,491)
Total distributions	(58,888,924)	(39,813,333)	(52,863,759)	(43,601,441)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	51,405,573	368,140,347	80,937,395	86,682,983
Reinvestment of distributions	58,888,924	39,813,333	52,863,759	43,601,441
	110,294,497	407,953,680	133,801,154	130,284,424
Cost of shares redeemed	(103,180,001)	(105,499,344)	(103,012,885)	(152,021,884)
Net increase (decrease) in net assets resulting from capital share transactions	7,114,496	302,454,336	30,788,269	(21,737,460)
Net increase (decrease) in net assets	61,617,530	496,298,602	(30,627,820)	187,523,855
NET ASSETS:
Beginning of year or period	1,146,928,856	650,630,254	1,019,310,334	831,786,479
End of year or period	$1,208,546,386	$1,146,928,856	$988,682,514	$1,019,310,334
See Accompanying Notes to Financial Statements
14

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Russell™ Large Cap Value Index Portfolio		Voya Russell™ Mid Cap Growth Index Portfolio
	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
FROM OPERATIONS:
Net investment income	$9,917,769	$8,568,434	$232,301	$983,634
Net realized gain (loss)	(48,502,411)	24,246,236	13,261,040	37,129,112
Net change in unrealized appreciation (depreciation)	(112,651,101)	61,223,378	4,958,204	51,282,918
Increase (decrease) in net assets resulting from operations	(151,235,743)	94,038,048	18,451,545	89,395,664
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	(142)	(227)	—	—
Class I	(3,389,201)	(5,759,075)	(1,462,417)	(2,227,224)
Class S	(30,217,857)	(17,231,205)	(36,540,946)	(26,707,539)
Class S2	—	—	(120,315)	(168,840)
Total distributions	(33,607,200)	(22,990,507)	(38,123,678)	(29,103,603)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	13,963,019	620,047,616	6,321,009	329,604,556
Reinvestment of distributions	33,607,200	22,990,507	38,123,678	29,103,603
	47,570,219	643,038,123	44,444,687	358,708,159
Cost of shares redeemed	(76,358,676)	(73,686,731)	(62,430,247)	(68,880,279)
Net increase (decrease) in net assets resulting from capital share transactions	(28,788,457)	569,351,392	(17,985,560)	289,827,880
Net increase (decrease) in net assets	(213,631,400)	640,398,933	(37,657,693)	350,119,941
NET ASSETS:
Beginning of year or period	991,406,835	351,007,902	610,946,189	260,826,248
End of year or period	$777,775,435	$991,406,835	$573,288,496	$610,946,189
See Accompanying Notes to Financial Statements
15

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Russell™ Mid Cap Index Portfolio		Voya Russell™ Small Cap Index Portfolio
	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
FROM OPERATIONS:
Net investment income	$8,846,252	$17,793,752	$3,603,766	$7,821,526
Net realized gain (loss)	96,842,388	177,122,656	(28,882,381)	47,872,054
Net change in unrealized appreciation (depreciation)	(231,745,178)	179,765,823	(120,103,438)	130,554,940
Increase (decrease) in net assets resulting from operations	(126,056,538)	374,682,231	(145,382,053)	186,248,520
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	(25,130,338)	(32,819,919)	(7,042,217)	(12,875,871)
Class I	(107,538,439)	(151,546,642)	(27,904,767)	(47,253,152)
Class P2(1)	(27,644,645)	(28,203,174)	—	(10,970,670)
Class S	(32,497,082)	(51,839,237)	(26,934,569)	(23,432,979)
Class S2	(1,869,010)	(2,702,608)	(457,767)	(941,927)
Total distributions	(194,679,514)	(267,111,580)	(62,339,320)	(95,474,599)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	121,036,974	135,608,085	71,369,070	332,331,620
Reinvestment of distributions	194,679,514	267,111,580	62,339,320	95,474,599
	315,716,488	402,719,665	133,708,390	427,806,219
Cost of shares redeemed	(219,326,182)	(453,108,397)	(350,130,130)	(225,081,351)
Net increase (decrease) in net assets resulting from capital share transactions	96,390,306	(50,388,732)	(216,421,740)	202,724,868
Net increase (decrease) in net assets	(224,345,746)	57,181,919	(424,143,113)	293,498,789
NET ASSETS:
Beginning of year or period	1,418,374,692	1,361,192,773	1,055,871,409	762,372,620
End of year or period	$1,194,028,946	$1,418,374,692	$631,728,296	$1,055,871,409

(1)
Class P2 of Voya RussellTM Small Cap Index Portfolio was fully redeemed on April 29, 2020.

See Accompanying Notes to Financial Statements
16

STATEMENTS OF CHANGES IN NET ASSETS

	Voya U.S. Bond Index Portfolio
	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
FROM OPERATIONS:
Net investment income	$31,790,158	$81,221,726
Net realized gain	70,191,048	45,107,147
Net change in unrealized appreciation (depreciation)	81,283,034	134,482,100
Increase in net assets resulting from operations	183,264,240	260,810,973
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	(317,215)	(518,427)
Class I	(22,676,507)	(48,182,986)
Class P2	(16,476,869)	(26,983,015)
Class S	(2,296,169)	(3,819,948)
Class S2	(19,641)	(27,863)
Total distributions	(41,786,401)	(79,532,239)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	579,612,474	778,754,093
Reinvestment of distributions	41,743,166	79,430,922
	621,355,640	858,185,015
Cost of shares redeemed	(661,479,652)	(1,115,039,001)
Net decrease in net assets resulting from capital share transactions	(40,124,012)	(256,853,986)
Net increase (decrease) in net assets	101,353,827	(75,575,252)
NET ASSETS:
Beginning of year or period	3,126,929,586	3,202,504,838
End of year or period	$3,228,283,413	$3,126,929,586
See Accompanying Notes to Financial Statements
17

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each year or period.
		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Emerging Markets Index Portfolio
Class I
06-30-20+	12.24	0.09•	(1.31)	(1.22)	0.40	—	—	0.40	—	10.62	(9.64)	0.83	0.56	0.56	1.64	232,057	10
12-31-19	10.66	0.21•	1.65	1.86	0.28	—	—	0.28	—	12.24	17.76	0.87	0.60	0.60	1.88	321,682	20
12-31-18	12.85	0.25	(2.14)	(1.89)	0.30	—	—	0.30	—	10.66	(15.07)	0.81	0.54	0.54	2.05	499,268	12
12-31-17	9.56	0.19•	3.28	3.47	0.18	—	—	0.18	—	12.85	36.65	0.82	0.55	0.55	1.71	502,979	18
12-31-16	8.85	0.18	0.73	0.91	0.20	—	—	0.20	—	9.56	10.48	0.82	0.57	0.57	1.80	528,461	34
12-31-15	10.65	0.20•	(1.78)	(1.58)	0.22	—	—	0.22	—	8.85	(15.28)	0.82	0.57	0.57	1.92	510,962	19
Class P2
06-30-20+	12.39	0.11•	(1.32)	(1.21)	0.40	—	—	0.40	—	10.78	(9.44)	0.83	0.15	0.15	2.11	296,539	10
12-31-19	10.74	0.29•	1.64	1.93	0.28	—	—	0.28	—	12.39	18.29	0.87	0.16	0.16	2.49	303,648	20
12-31-18	12.88	0.29•	(2.13)	(1.84)	0.30	—	—	0.30	—	10.74	(14.64)	0.81	0.15	0.15	2.44	271,954	12
05-03-17(5) - 12-31-17	10.99	0.20•	1.87	2.07	0.18	—	—	0.18	—	12.88	19.15	0.82	0.15	0.15	2.56	219,322	18
Class S
06-30-20+	12.31	0.08•	(1.32)	(1.24)	0.37	—	—	0.37	—	10.70	(9.73)	1.08	0.81	0.81	1.41	3	10
12-31-19	10.71	0.21	1.64	1.85	0.25	—	—	0.25	—	12.31	17.55	1.12	0.85	0.85	1.83	4	20
12-31-18	12.91	0.21	(2.14)	(1.93)	0.27	—	—	0.27	—	10.71	(15.26)	1.06	0.79	0.79	1.71	3	12
12-31-17	9.55	0.17	3.28	3.45	0.09	—	—	0.09	—	12.91	36.35	1.07	0.80	0.80	1.52	4	18
12-31-16	8.82	0.20•	0.72	0.92	0.19	—	—	0.19	—	9.55	10.66	1.07	0.82	0.82	2.16	3	34
12-31-15	10.61	0.17•	(1.76)	(1.59)	0.20	—	—	0.20	—	8.82	(15.43)	1.07	0.82	0.82	1.73	11	19
Voya International Index Portfolio
Class ADV
06-30-20+	10.39	0.09•	(1.26)	(1.17)	0.22	—	—	0.22	—	9.00	(11.09)	1.04	0.95	0.95	2.00	453,420	9
12-31-19	8.83	0.23•	1.58	1.81	0.25	—	—	0.25	—	10.39	20.86	1.03	0.94	0.94	2.39	542,257	15
12-31-18	10.51	0.21•	(1.66)	(1.45)	0.23	—	—	0.23	—	8.83	(14.11)	1.04	0.94	0.94	2.11	524,307	3
12-31-17	8.63	0.19•	1.88	2.07	0.19	—	—	0.19	—	10.51	24.19	1.03	0.94	0.94	2.00	692,747	4
12-31-16	8.83	0.20•	(0.18)	0.02	0.22	—	—	0.22	—	8.63	0.37	1.05	0.97	0.97	2.30	692,197	3
12-31-15	9.19	0.19•	(0.30)	(0.11)	0.25	—	—	0.25	—	8.83	(1.43)(a)	1.06	0.97	0.97	2.03	803,990	2
Class I
06-30-20+	10.61	0.12•	(1.30)	(1.18)	0.27	—	—	0.27	—	9.16	(10.87)	0.54	0.46	0.46	2.53	530,626	9
12-31-19	9.02	0.24•	1.66	1.90	0.31	—	—	0.31	—	10.61	21.44	0.53	0.45	0.45	2.38	700,568	15
12-31-18	10.74	0.26•	(1.69)	(1.43)	0.29	—	—	0.29	—	9.02	(13.73)	0.54	0.45	0.45	2.58	299,378	3
12-31-17	8.81	0.26•	1.91	2.17	0.24	—	—	0.24	—	10.74	24.88	0.53	0.45	0.45	2.65	319,369	4
12-31-16	9.02	0.24•	(0.17)	0.07	0.28	—	—	0.28	—	8.81	0.83	0.55	0.48	0.48	2.72	557,788	3
12-31-15	9.37	0.24•	(0.29)	(0.05)	0.30	—	—	0.30	—	9.02	(0.88)(a)	0.56	0.48	0.48	2.51	473,681	2
See Accompanying Notes to Financial Statements
18

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya International Index Portfolio (continued)
Class P2
06-30-20+	10.70	0.13•	(1.31)	(1.18)	0.27	—	—	0.27	—	9.25	(10.78)	0.52	0.16	0.16	2.86	1,070,701	9
12-31-19	9.07	0.31•	1.63	1.94	0.31	—	—	0.31	—	10.70	21.78	0.53	0.15	0.15	3.10	1,011,708	15
12-31-18	10.76	0.29•	(1.69)	(1.40)	0.29	—	—	0.29	—	9.07	(13.42)	0.54	0.15	0.15	2.84	708,457	3
05-03-17(5) - 12-31-17	9.79	0.16•	1.05	1.21	0.24	—	—	0.24	—	10.76	12.59	0.53	0.15	0.15	2.42	589,019	4
Class S
06-30-20+	10.53	0.10•	(1.28)	(1.18)	0.24	—	—	0.24	—	9.11	(10.95)	0.79	0.71	0.71	2.23	63,422	9
12-31-19	8.96	0.27	1.58	1.85	0.28	—	—	0.28	—	10.53	21.04	0.78	0.70	0.70	2.60	77,950	15
12-31-18	10.66	0.24	(1.68)	(1.44)	0.26	—	—	0.26	—	8.96	(13.86)	0.79	0.70	0.70	2.33	68,720	3
12-31-17	8.75	0.22•	1.90	2.12	0.21	—	—	0.21	—	10.66	24.51	0.78	0.70	0.70	2.23	81,188	4
12-31-16	8.96	0.22•	(0.18)	0.04	0.25	—	—	0.25	—	8.75	0.55	0.80	0.73	0.73	2.55	73,054	3
12-31-15	9.30	0.21•	(0.28)	(0.07)	0.27	—	—	0.27	—	8.96	(1.07)(a)	0.81	0.73	0.73	2.25	86,837	2
Class S2
06-30-20+	10.51	0.10•	(1.28)	(1.18)	0.22	—	—	0.22	—	9.11	(11.05)	0.94	0.86	0.86	2.09	937	9
12-31-19	8.94	0.25•	1.59	1.84	0.27	—	—	0.27	—	10.51	20.93	0.93	0.85	0.85	2.57	1,136	15
12-31-18	10.65	0.22•	(1.68)	(1.46)	0.25	—	—	0.25	—	8.94	(14.07)	0.94	0.85	0.85	2.19	1,289	3
12-31-17	8.71	0.20•	1.91	2.11	0.17	—	—	0.17	—	10.65	24.44	0.93	0.85	0.85	2.03	1,292	4
12-31-16	8.94	0.21•	(0.19)	0.02	0.25	—	—	0.25	—	8.71	0.37	0.98	0.88	0.88	2.50	1,424	3
12-31-15	9.26	0.19•	(0.28)	(0.09)	0.23	—	—	0.23	—	8.94	(1.25)(a)	1.06	0.88	0.88	1.99	1,498	2
Voya Russell™ Large Cap Growth Index Portfolio
Class ADV
06-30-20+	42.54	0.07•	4.21	4.28	0.10	2.07	—	2.17	—	44.65	10.56	1.05	0.93	0.93	0.33	6	13
12-31-19	33.18	0.17•	11.14	11.31	0.20	1.75	—	1.95	—	42.54	35.19	1.04	0.93	0.93	0.45	6	19
12-31-18	35.05	0.17	(0.57)	(0.40)	0.23	1.24	—	1.47	—	33.18	(1.44)	1.03	0.93	0.93	0.49	4	9
12-31-17	27.04	0.20	8.04	8.24	0.23	—	—	0.23	—	35.05	30.60	1.03	0.93	0.93	0.64	4	14
12-31-16	25.76	0.24	1.32	1.56	0.28	—	—	0.28	—	27.04	6.13	1.03	0.93	0.93	0.92	3	19
07-13-15(5) - 12-31-15	25.51	0.10•	0.15	0.25	—	—	—	—	—	25.76	0.98	1.03	0.93	0.93	0.86	3	19
Class I
06-30-20+	42.96	0.17•	4.24	4.41	0.28	2.07	—	2.35	—	45.02	10.82	0.55	0.43	0.43	0.83	479,262	13
12-31-19	33.49	0.36	11.24	11.60	0.38	1.75	—	2.13	—	42.96	35.84	0.54	0.43	0.43	0.96	446,528	19
12-31-18	35.35	0.37•	(0.60)	(0.23)	0.39	1.24	—	1.63	—	33.49	(0.97)	0.53	0.43	0.43	1.00	329,022	9
12-31-17	27.24	0.36•	8.10	8.46	0.35	—	—	0.35	—	35.35	31.26	0.53	0.43	0.43	1.15	354,275	14
12-31-16	25.90	0.37	1.31	1.68	0.34	—	—	0.34	—	27.24	6.57	0.53	0.43	0.43	1.34	284,194	19
12-31-15	24.35	0.35	1.49	1.84	0.29	—	—	0.29	—	25.90	7.60	0.53	0.43	0.43	1.34	283,736	19
Class S
06-30-20+	42.68	0.12•	4.22	4.34	0.22	2.07	—	2.29	—	44.73	10.70	0.80	0.68	0.68	0.58	729,278	13
12-31-19	33.29	0.26•	11.16	11.42	0.28	1.75	—	2.03	—	42.68	35.47	0.79	0.68	0.68	0.69	700,395	19
12-31-18	35.15	0.27•	(0.59)	(0.32)	0.30	1.24	—	1.54	—	33.29	(1.21)	0.78	0.68	0.68	0.75	321,604	9
12-31-17	27.10	0.28•	8.06	8.34	0.29	—	—	0.29	—	35.15	30.93	0.78	0.68	0.68	0.90	343,310	14
12-31-16	25.77	0.28	1.33	1.61	0.28	—	—	0.28	—	27.10	6.31	0.78	0.68	0.68	1.09	281,265	19
12-31-15	24.23	0.28	1.50	1.78	0.24	—	—	0.24	—	25.77	7.37	0.78	0.68	0.68	1.09	275,410	19
See Accompanying Notes to Financial Statements
19

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Russell™ Large Cap Index Portfolio
Class ADV
06-30-20+	24.38	0.12•	(0.46)	(0.34)	0.29	0.96	—	1.25	—	22.79	(1.00)	0.95	0.86	0.86	1.09	82,968	5
12-31-19	19.55	0.26•	5.57	5.83	0.30	0.70	—	1.00	—	24.38	30.66	0.89	0.86	0.86	1.16	78,254	5
12-31-18	20.60	0.24•	(1.03)	(0.79)	0.26	—	—	0.26	—	19.55	(3.92)	0.88	0.86	0.86	1.13	54,275	5
12-31-17	17.10	0.22•	3.51	3.73	0.23	—	—	0.23	—	20.60	21.96	0.88	0.87	0.87	1.17	43,874	6
12-31-16	15.71	0.22	1.40	1.62	0.23	—	—	0.23	—	17.10	10.45	0.88	0.87	0.87	1.37	34,466	5
12-31-15	15.66	0.20•	0.04	0.24	0.19	—	—	0.19	—	15.71	1.52	0.88	0.87	0.87	1.27	32,065	6
Class I
06-30-20+	24.92	0.18•	(0.47)	(0.29)	0.39	0.96	—	1.35	—	23.28	(0.74)	0.45	0.36	0.36	1.59	385,934	5
12-31-19	19.94	0.36	5.70	6.06	0.38	0.70	—	1.08	—	24.92	31.34	0.39	0.36	0.36	1.66	347,630	5
12-31-18	20.99	0.35•	(1.05)	(0.70)	0.35	—	—	0.35	—	19.94	(3.46)	0.38	0.36	0.36	1.62	260,309	5
12-31-17	17.41	0.32	3.57	3.89	0.31	—	—	0.31	—	20.99	22.57	0.38	0.37	0.37	1.68	272,429	6
12-31-16	16.00	0.31•	1.41	1.72	0.31	—	—	0.31	—	17.41	10.95	0.38	0.37	0.37	1.87	220,228	5
12-31-15	15.93	0.29	0.04	0.33	0.26	—	—	0.26	—	16.00	2.09	0.38	0.37	0.37	1.78	186,401	6
Class S
06-30-20+	24.73	0.16•	(0.47)	(0.31)	0.32	0.96	—	1.28	—	23.14	(0.83)	0.70	0.61	0.61	1.35	518,564	5
12-31-19	19.80	0.32•	5.63	5.95	0.32	0.70	—	1.02	—	24.73	30.96	0.64	0.61	0.61	1.42	592,415	5
12-31-18	20.84	0.29•	(1.04)	(0.75)	0.29	—	—	0.29	—	19.80	(3.69)	0.63	0.61	0.61	1.37	516,424	5
12-31-17	17.29	0.27•	3.55	3.82	0.27	—	—	0.27	—	20.84	22.27	0.63	0.62	0.62	1.43	589,672	6
12-31-16	15.88	0.28	1.40	1.68	0.27	—	—	0.27	—	17.29	10.74	0.63	0.62	0.62	1.63	578,600	5
12-31-15	15.82	0.24•	0.05	0.29	0.23	—	—	0.23	—	15.88	1.79	0.63	0.62	0.62	1.53	566,225	6
Class S2
06-30-20+	25.47	0.14•	(0.47)	(0.33)	0.29	0.96	—	1.25	—	23.89	(0.90)	0.85	0.76	0.76	1.18	1,215	5
12-31-19	20.35	0.29•	5.81	6.10	0.28	0.70	—	0.98	—	25.47	30.80	0.79	0.76	0.76	1.26	1,012	5
12-31-18	21.38	0.27•	(1.07)	(0.80)	0.23	—	—	0.23	—	20.35	(3.81)	0.78	0.76	0.76	1.22	779	5
12-31-17	17.74	0.25•	3.64	3.89	0.25	—	—	0.25	—	21.38	22.08	0.78	0.77	0.77	1.27	1,264	6
12-31-16	16.05	0.25•	1.44	1.69	—	—	—	—	—	17.74	10.53	0.81	0.77	0.77	1.48	1,230	5
12-31-15	15.99	0.22•	0.04	0.26	0.20	—	—	0.20	—	16.05	1.64	0.88	0.77	0.77	1.37	1,290	6
Voya Russell™ Large Cap Value Index Portfolio
Class ADV
06-30-20+	23.99	0.22•	(4.00)	(3.78)	0.12	0.65	—	0.77	—	19.44	(15.59)	0.95	0.85	0.85	2.10	4	18
12-31-19	20.34	0.42•	4.55	4.97	0.45	0.87	—	1.32	—	23.99	25.30	1.01	0.91	0.91	1.87	4	24
12-31-18	23.13	0.38	(1.96)	(1.58)	0.44	0.77	—	1.21	—	20.34	(7.18)	1.01	0.91	0.91	1.73	4	14
12-31-17	20.81	0.35•	2.33	2.68	0.36	—	—	0.36	—	23.13	13.05	0.99	0.89	0.89	1.62	4	13
12-31-16	18.64	0.36•	2.37	2.73	0.27	0.29	—	0.56	—	20.81	15.10	0.99	0.89	0.89	1.91	3	16
07-13-15(5) - 12-31-15	19.40	0.16•	(0.92)	(0.76)	—	—	—	—	—	18.64	(3.92)	1.02	0.92	0.92	1.84	3	23
See Accompanying Notes to Financial Statements
20

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Russell™ Large Cap Value Index Portfolio (continued)
Class I
06-30-20+	24.26	0.27•	(4.04)	(3.77)	0.24	0.65	—	0.89	—	19.60	(15.36)	0.45	0.35	0.35	2.61	77,442	18
12-31-19	20.57	0.53•	4.60	5.13	0.57	0.87	—	1.44	—	24.26	25.92	0.51	0.41	0.41	2.38	97,086	24
12-31-18	23.34	0.50•	(1.97)	(1.47)	0.53	0.77	—	1.30	—	20.57	(6.62)	0.51	0.41	0.41	2.24	85,885	14
12-31-17	21.01	0.47	2.31	2.78	0.45	—	—	0.45	—	23.34	13.46	0.49	0.39	0.39	2.12	105,552	13
12-31-16	18.77	0.49	2.36	2.85	0.32	0.29	—	0.61	—	21.01	15.64	0.49	0.39	0.39	2.38	97,341	16
12-31-15	20.03	0.41•	(1.08)	(0.67)	0.33	0.26	—	0.59	—	18.77	(3.50)	0.52	0.42	0.42	2.18	93,398	23
Class S
06-30-20+	24.08	0.25•	(4.02)	(3.77)	0.22	0.65	—	0.87	—	19.44	(15.49)	0.70	0.60	0.60	2.36	700,329	18
12-31-19	20.42	0.46•	4.58	5.04	0.51	0.87	—	1.38	—	24.08	25.61	0.76	0.66	0.66	2.05	894,317	24
12-31-18	23.17	0.45•	(1.96)	(1.51)	0.47	0.77	—	1.24	—	20.42	(6.85)	0.76	0.66	0.66	1.99	265,120	14
12-31-17	20.86	0.41•	2.30	2.71	0.40	—	—	0.40	—	23.17	13.19	0.74	0.64	0.64	1.88	320,793	13
12-31-16	18.66	0.42	2.35	2.77	0.28	0.29	—	0.57	—	20.86	15.30	0.74	0.64	0.64	2.12	338,968	16
12-31-15	19.93	0.37•	(1.10)	(0.73)	0.28	0.26	—	0.54	—	18.66	(3.77)	0.77	0.67	0.67	1.94	314,071	23
Voya Russell™ Mid Cap Growth Index Portfolio
Class I
06-30-20+	35.97	0.05•	1.05	1.10	0.11	2.36	—	2.47	—	34.60	3.79	0.54	0.40	0.40	0.33	21,688	34
12-31-19	29.71	0.18•	9.69	9.87	0.29	3.32	—	3.61	—	35.97	34.87	0.54	0.40	0.40	0.52	22,121	38
12-31-18	35.21	0.27•	(1.68)	(1.41)	0.23	3.86	—	4.09	—	29.71	(5.14)	0.53	0.40	0.40	0.78	15,151	31
12-31-17	28.51	0.21•	6.78	6.99	0.29	—	—	0.29	—	35.21	24.67	0.55	0.43	0.43	0.67	17,724	26
12-31-16	26.89	0.23•	1.66	1.89	0.27	—	—	0.27	—	28.51	7.11	0.56	0.43	0.43	0.86	9,834	27
12-31-15	27.28	0.20•	(0.35)	(0.15)	0.24	—	—	0.24	—	26.89	(0.59)	0.55	0.45	0.45	0.72	67,930	31
Class S
06-30-20+	35.86	0.02	1.03	1.05	0.06	2.36	—	2.42	—	34.49	3.65	0.79	0.65	0.65	0.08	549,708	34
12-31-19	29.62	0.10•	9.65	9.75	0.19	3.32	—	3.51	—	35.86	34.53	0.79	0.65	0.65	0.31	586,966	38
12-31-18	35.11	0.19	(1.68)	(1.49)	0.14	3.86	—	4.00	—	29.62	(5.36)	0.78	0.65	0.65	0.53	244,214	31
12-31-17	28.43	0.13•	6.76	6.89	0.21	—	—	0.21	—	35.11	24.36	0.80	0.68	0.68	0.42	284,959	26
12-31-16	26.81	0.18	1.63	1.81	0.19	—	—	0.19	—	28.43	6.81	0.81	0.68	0.68	0.61	284,539	27
12-31-15	27.19	0.13	(0.33)	(0.20)	0.18	—	—	0.18	—	26.81	(0.79)	0.80	0.70	0.70	0.47	295,781	31
Class S2
06-30-20+	35.77	(0.01)	1.04	1.03	—	2.36	—	2.36	—	34.44	3.58	0.94	0.80	0.80	(0.07)	1,892	34
12-31-19	29.55	0.04	9.65	9.69	0.15	3.32	—	3.47	—	35.77	34.36	0.94	0.80	0.80	0.13	1,859	38
12-31-18	35.05	0.14	(1.68)	(1.54)	0.10	3.86	—	3.96	—	29.55	(5.54)	0.93	0.80	0.80	0.39	1,462	31
12-31-17	28.39	0.08•	6.76	6.84	0.18	—	—	0.18	—	35.05	24.19	0.95	0.83	0.83	0.27	1,726	26
12-31-16	26.74	0.12	1.65	1.77	0.12	—	—	0.12	—	28.39	6.65	0.99	0.83	0.83	0.46	1,475	27
12-31-15	27.12	0.08•	(0.33)	(0.25)	0.13	—	—	0.13	—	26.74	(0.96)	1.05	0.85	0.85	0.30	1,366	31
See Accompanying Notes to Financial Statements
21

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Russell™ Mid Cap Index Portfolio
Class ADV
06-30-20+	13.08	0.06•	(1.50)	(1.44)	0.12	1.70	—	1.82	—	9.82	(9.51)	1.04	0.90	0.90	1.00	159,626	14
12-31-19	12.51	0.10	3.23	3.33	0.16	2.60	—	2.76	—	13.08	29.32	0.95	0.90	0.90	0.86	189,561	8
12-31-18	15.79	0.12	(1.45)	(1.33)	0.15	1.80	—	1.95	—	12.51	(9.80)(b)	0.95	0.91	0.91	0.81(c)	152,323	11
12-31-17	14.63	0.12	2.29	2.41	0.17	1.08	—	1.25	—	15.79	17.39	0.94	0.93	0.93	0.81	181,784	9
12-31-16	14.97	0.12•	1.59	1.71	0.14	1.91	—	2.05	—	14.63	12.86	0.94	0.93	0.93	0.87	158,645	20
12-31-15	16.92	0.11•	(0.57)	(0.46)	0.15	1.34	—	1.49	—	14.97	(3.33)	0.93	0.93	0.93	0.71	139,302	11
Class I
06-30-20+	13.65	0.09•	(1.57)	(1.48)	0.18	1.70	—	1.88	—	10.29	(9.33)	0.54	0.40	0.40	1.50	629,990	14
12-31-19	12.96	0.18•	3.34	3.52	0.23	2.60	—	2.83	—	13.65	29.95	0.45	0.40	0.40	1.35	754,716	8
12-31-18	16.28	0.20•	(1.49)	(1.29)	0.23	1.80	—	2.03	—	12.96	(9.31)(b)	0.45	0.41	0.41	1.28(c)	765,511	11
12-31-17	15.04	0.20•	2.36	2.56	0.24	1.08	—	1.32	—	16.28	17.97	0.44	0.43	0.43	1.28	1,191,269	9
12-31-16	15.34	0.22	1.60	1.82	0.21	1.91	—	2.12	—	15.04	13.40	0.44	0.43	0.43	1.38	1,432,810	20
12-31-15	17.28	0.19•	(0.57)	(0.38)	0.22	1.34	—	1.56	—	15.34	(2.82)	0.43	0.43	0.43	1.18	1,434,791	11
Class P2
06-30-20+	13.77	0.10•	(1.58)	(1.48)	0.18	1.70	—	1.88	—	10.41	(9.25)	0.45	0.15	0.15	1.76	182,158	14
12-31-19	13.01	0.21•	3.38	3.59	0.23	2.60	—	2.83	—	13.77	30.43	0.45	0.15	0.15	1.58	183,282	8
12-31-18	16.31	0.24•	(1.51)	(1.27)	0.23	1.80	—	2.03	—	13.01	(9.15)(b)	0.45	0.16	0.16	1.55(c)	180,790	11
05-03-17(5) - 12-31-17	15.87	0.17•	1.59	1.76	0.24	1.08	—	1.32	—	16.31	12.01	0.44	0.15	0.15	1.68	228,215	9
Class S
06-30-20+	13.45	0.07•	(1.54)	(1.47)	0.15	1.70	—	1.85	—	10.13	(9.50)	0.79	0.65	0.65	1.25	210,570	14
12-31-19	12.79	0.16	3.29	3.45	0.19	2.60	—	2.79	—	13.45	29.74	0.70	0.65	0.65	1.10	275,980	8
12-31-18	16.09	0.16•	(1.48)	(1.32)	0.18	1.80	—	1.98	—	12.79	(9.57)(b)	0.70	0.66	0.66	1.06(c)	250,242	11
12-31-17	14.88	0.16•	2.33	2.49	0.20	1.08	—	1.28	—	16.09	17.67	0.69	0.68	0.68	1.05	321,478	9
12-31-16	15.19	0.16•	1.61	1.77	0.17	1.91	—	2.08	—	14.88	13.12	0.69	0.68	0.68	1.12	364,384	20
12-31-15	17.13	0.15	(0.57)	(0.42)	0.18	1.34	—	1.52	—	15.19	(3.06)	0.68	0.68	0.68	0.93	323,348	11
Class S2
06-30-20+	13.21	0.06•	(1.51)	(1.45)	0.13	1.70	—	1.83	—	9.93	(9.50)	0.94	0.80	0.80	1.10	11,685	14
12-31-19	12.60	0.12	3.26	3.38	0.17	2.60	—	2.77	—	13.21	29.56	0.85	0.80	0.80	0.96	14,835	8
12-31-18	15.89	0.13•	(1.46)	(1.33)	0.16	1.80	—	1.96	—	12.60	(9.75)(b)	0.85	0.81	0.81	0.91(c)	12,327	11
12-31-17	14.71	0.15	2.28	2.43	0.17	1.08	—	1.25	—	15.89	17.47	0.84	0.83	0.83	0.91	16,303	9
12-31-16	15.03	0.14•	1.59	1.73	0.14	1.91	—	2.05	—	14.71	12.99	0.87	0.83	0.83	0.96	16,466	20
12-31-15	16.97	0.13	(0.57)	(0.44)	0.16	1.34	—	1.50	—	15.03	(3.23)	0.93	0.83	0.83	0.80	18,493	11
Voya Russell™ Small Cap Index Portfolio
Class ADV
06-30-20+	13.75	0.03•	(1.98)	(1.95)	0.08	0.83	—	0.91	—	10.89	(13.31)	1.05	0.95	0.95	0.50	90,607	11
12-31-19	12.53	0.07	2.84	2.91	0.09	1.60	—	1.69	—	13.75	24.57	0.98	0.95	0.95	0.54	111,010	22
12-31-18	15.15	0.06	(1.67)	(1.61)	0.10	0.91	—	1.01	—	12.53	(11.68)(d)	0.96	0.96	0.96	0.41(e)	97,210	17
12-31-17	14.48	0.08•	1.78	1.86	0.11	1.08	—	1.19	—	15.15	13.65	0.96	0.95	0.95	0.53	110,992	18
12-31-16	13.88	0.09•	2.34	2.43	0.13	1.70	—	1.83	—	14.48	20.56	0.96	0.95	0.95	0.68	98,458	11
12-31-15	16.12	0.09•	(0.79)	(0.70)	0.11	1.43	—	1.54	—	13.88	(5.03)	0.97	0.95	0.95	0.62	80,199	13
See Accompanying Notes to Financial Statements
22

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Russell™ Small Cap Index Portfolio (continued)
Class I
06-30-20+	14.30	0.06•	(2.07)	(2.01)	0.15	0.83	—	0.98	—	11.31	(13.15)	0.55	0.45	0.45	0.98	199,531	11
12-31-19	12.98	0.14•	2.95	3.09	0.17	1.60	—	1.77	—	14.30	25.17	0.48	0.45	0.45	1.04	390,842	22
12-31-18	15.66	0.14•	(1.74)	(1.60)	0.17	0.91	—	1.08	—	12.98	(11.27)(d)	0.46	0.46	0.46	0.90(e)	386,854	17
12-31-17	14.91	0.15•	1.85	2.00	0.17	1.08	—	1.25	—	15.66	14.27	0.46	0.45	0.45	1.03	463,391	18
12-31-16	14.25	0.17	2.39	2.56	0.20	1.70	—	1.90	—	14.91	21.11	0.46	0.45	0.45	1.17	412,050	11
12-31-15	16.50	0.17•	(0.81)	(0.64)	0.18	1.43	—	1.61	—	14.25	(4.55)	0.47	0.45	0.45	1.09	392,955	13
Class S
06-30-20+	14.15	0.04•	(2.04)	(2.00)	0.13	0.83	—	0.96	—	11.19	(13.23)	0.80	0.70	0.70	0.75	335,806	11
12-31-19	12.86	0.11•	2.90	3.01	0.12	1.60	—	1.72	—	14.15	24.77	0.73	0.70	0.70	0.84	429,300	22
12-31-18	15.51	0.10•	(1.71)	(1.61)	0.13	0.91	—	1.04	—	12.86	(11.43)(d)	0.71	0.71	0.71	0.65(e)	191,769	17
12-31-17	14.78	0.11•	1.83	1.94	0.13	1.08	—	1.21	—	15.51	13.97	0.71	0.70	0.70	0.76	242,692	18
12-31-16	14.13	0.13	2.38	2.51	0.16	1.70	—	1.86	—	14.78	20.81	0.71	0.70	0.70	0.92	277,690	11
12-31-15	16.37	0.13	(0.80)	(0.67)	0.14	1.43	—	1.57	—	14.13	(4.78)	0.72	0.70	0.70	0.85	259,171	13
Class S2
06-30-20+	13.86	0.03•	(1.99)	(1.96)	0.09	0.83	—	0.92	—	10.98	(13.28)	0.95	0.85	0.85	0.60	5,784	11
12-31-19	12.62	0.09	2.86	2.95	0.11	1.60	—	1.71	—	13.86	24.70	0.88	0.85	0.85	0.64	7,379	22
12-31-18	15.24	0.09	(1.70)	(1.61)	0.10	0.91	—	1.01	—	12.62	(11.60)(d)	0.86	0.86	0.86	0.51(e)	6,975	17
12-31-17	14.55	0.09•	1.79	1.88	0.11	1.08	—	1.19	—	15.24	13.76	0.86	0.85	0.85	0.61	8,365	18
12-31-16	13.93	0.11	2.35	2.46	0.14	1.70	—	1.84	—	14.55	20.70	0.89	0.85	0.85	0.77	9,170	11
12-31-15	16.16	0.10	(0.79)	(0.69)	0.11	1.43	—	1.54	—	13.93	(4.94)	0.97	0.85	0.85	0.71	8,946	13
Voya U.S. Bond Index Portfolio
Class ADV
06-30-20+	10.85	0.08•	0.55	0.63	0.12	—	—	0.12	—	11.36	5.82	0.88	0.88	0.88	1.49	31,417	171
12-31-19	10.27	0.21	0.58	0.79	0.21	—	—	0.21	—	10.85	7.69	0.88	0.88	0.88	1.97	26,983	222
12-31-18	10.55	0.20	(0.29)	(0.09)	0.19	—	—	0.19	—	10.27	(0.84)	0.91	0.90	0.90	1.93	27,118	234
12-31-17	10.49	0.18	0.10	0.28	0.19	0.03	—	0.22	—	10.55	2.68	0.91	0.90	0.90	1.67	31,475	155
12-31-16	10.48	0.17	0.03	0.20	0.17	0.02	—	0.19	—	10.49	1.87	0.91	0.90	0.90	1.57	32,600	203
12-31-15	10.73	0.15	(0.19)	(0.04)	0.19	0.02	—	0.21	—	10.48	(0.34)	0.91	0.90	0.90	1.49	25,747	213
Class I
06-30-20+	10.90	0.11•	0.55	0.66	0.15	—	—	0.15	—	11.41	6.06	0.38	0.38	0.38	2.01	1,726,829	171
12-31-19	10.31	0.27•	0.58	0.85	0.26	—	—	0.26	—	10.90	8.30	0.38	0.38	0.38	2.48	1,808,834	222
12-31-18	10.59	0.25	(0.29)	(0.04)	0.24	—	—	0.24	—	10.31	(0.33)	0.41	0.40	0.40	2.44	2,146,798	234
12-31-17	10.53	0.24	0.10	0.34	0.25	0.03	—	0.28	—	10.59	3.19	0.41	0.40	0.40	2.17	2,424,885	155
12-31-16	10.52	0.23	0.02	0.25	0.22	0.02	—	0.24	—	10.53	2.33	0.41	0.40	0.40	2.07	3,069,317	203
12-31-15	10.76	0.22	(0.20)	0.02	0.24	0.02	—	0.26	—	10.52	0.23	0.41	0.40	0.40	1.98	3,390,992	213
Class P2
06-30-20+	10.90	0.12•	0.55	0.67	0.16	—	—	0.16	—	11.41	6.19	0.38	0.15	0.15	2.23	1,262,188	171
12-31-19	10.31	0.28	0.60	0.88	0.29	—	—	0.29	—	10.90	8.57	0.38	0.15	0.15	2.70	1,112,415	222
12-31-18	10.59	0.27	(0.28)	(0.01)	0.27	—	—	0.27	—	10.31	(0.08)	0.41	0.15	0.15	2.70	856,890	234
05-03-17(5)- 12-31-17	10.60	0.17•	0.03	0.20	0.18	0.03	—	0.21	—	10.59	1.89	0.41	0.15	0.15	2.34	731,605	155
See Accompanying Notes to Financial Statements
23

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya U.S. Bond Index Portfolio (continued)
Class S
06-30-20+	10.86	0.10•	0.54	0.64	0.13	—	—	0.13	—	11.37	5.94	0.63	0.63	0.63	1.74	205,807	171
12-31-19	10.28	0.24	0.57	0.81	0.23	—	—	0.23	—	10.86	7.95	0.63	0.63	0.63	2.22	177,236	222
12-31-18	10.56	0.23	(0.29)	(0.06)	0.22	—	—	0.22	—	10.28	(0.58)	0.66	0.65	0.65	2.18	170,552	234
12-31-17	10.50	0.21	0.10	0.31	0.22	0.03	—	0.25	—	10.56	2.94	0.66	0.65	0.65	1.92	190,071	155
12-31-16	10.49	0.20	0.03	0.23	0.20	0.02	—	0.22	—	10.50	2.10	0.66	0.65	0.65	1.82	237,455	203
12-31-15	10.73	0.18	(0.18)	0.00*	0.22	0.02	—	0.24	—	10.49	(0.01)	0.66	0.65	0.65	1.74	248,290	213
Class S2
06-30-20+	10.87	0.09•	0.55	0.64	0.13	—	—	0.13	—	11.38	5.86	0.78	0.78	0.78	1.58	2,042	171
12-31-19	10.28	0.21	0.60	0.81	0.22	—	—	0.22	—	10.87	7.89	0.78	0.78	0.78	2.07	1,462	222
12-31-18	10.56	0.21•	(0.29)	(0.08)	0.20	—	—	0.20	—	10.28	(0.73)	0.81	0.80	0.80	2.03	1,146	234
12-31-17	10.50	0.19	0.10	0.29	0.20	0.03	—	0.23	—	10.56	2.78	0.81	0.80	0.80	1.77	2,449	155
12-31-16	10.49	0.18	0.03	0.21	0.18	0.02	—	0.20	—	10.50	1.97	0.84	0.80	0.80	1.67	2,959	203
12-31-15	10.74	0.17	(0.20)	(0.03)	0.20	0.02	—	0.22	—	10.49	(0.26)	0.91	0.80	0.80	1.58	2,419	213

(1)
Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)
Annualized for periods less than one year.

(3)
Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.

(4)
Ratios do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.

(5)
Commencement of operations.

(a)
Excluding amounts related to a foreign currency settlement recorded in the fiscal year ended December 31, 2015, total return for Voya International Index Portfolio would have been (1.48)%, (0.93)%, (1.17)% and (1.36)% for Classes ADV, I, S and S2, respectively.

(b)
Excluding amounts related to a securities lending settlement recorded in the year ended December 31, 2018, total return for Voya Russell™ Mid Cap Index Portfolio would have been (9.81)%, (9.32)%, (9.16)%, (9.58)% and (9.76)% for Classes ADV, I, P2, S and S2, respectively.

(c)
Excluding amounts related to a securities lending settlement recorded in the year ended December 31, 2018, Voya Russell™ Mid Cap Index Portfolio’s Net Investment Income Ratios would have been 0.80%, 1.27%, 1.54%, 1.05% and 0.90% for Class ADV, I, P2, S and S2, respectively.

(d)
Excluding amounts related to a securities lending settlement recorded in the year ended December 31, 2018, total return for Voya Russell™ Small Cap Index Portfolio would have been (11.72)%, (11.31)%, (11.47)% and (11.64)% for Classes ADV, I, S and S2, respectively.

(e)
Excluding amounts related to a securities lending settlement recorded in the year ended December 31, 2018, Voya RusseII™ Small Cap Index Portfolio’s Net Investment Income Ratios would have been 0.37%, 0.86%, 0.61% and 0.47% for Classes ADV, I, S and S2, respectively.

+
Unaudited.

•
Calculated using average number of shares outstanding throughout the year or period.

*
Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

See Accompanying Notes to Financial Statements
24

NOTES TO FINANCIAL STATEMENTS as of June 30, 2020 (Unaudited)

NOTE 1 — ORGANIZATION
Voya Variable Portfolios, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (“1940 Act” or “Act”), as an open-end management investment company. The Company was incorporated under the laws of Maryland on June 4, 1996. There are fourteen active separate investment series that comprise the Company. The nine series (each, a “Portfolio” and collectively, the “Portfolios”) that are in this report are: Voya Emerging Markets Index Portfolio (“Emerging Markets Index”), Voya International Index Portfolio (“International Index”), Voya Russell™ Large Cap Growth Index Portfolio (“Russell™ Large Cap Growth Index”), Voya Russell™ Large Cap Index Portfolio (“Russell™ Large Cap Index”), Voya Russell™ Large Cap Value Index Portfolio (“Russell™ Large Cap Value Index”), Voya Russell™ Mid Cap Growth Index Portfolio (“Russell™ Mid Cap Growth Index”), Voya Russell™ Mid Cap Index Portfolio (“Russell™ Mid Cap Index”), Voya Russell™ Small Cap Index Portfolio (“Russell™ Small Cap Index”), and Voya U.S. Bond Index Portfolio (“U.S. Bond Index”). All of the Portfolios are diversified. However, in seeking to track the performance of an index, a Portfolio may become non-diversified as a result of a change in relative market capitalizations or index weightings of one or more components of an index. As a result, whether at any time a Portfolio will be considered diversified or non-diversified will depend largely on the make-up of an index at the time. The investment objective of the Portfolios is described in the respective Portfolio’s Prospectus.
The classes of shares included in this report are: Adviser (“Class ADV”), Class I, Class P2, Class S, and Service 2 (“Class S2”); however, each Portfolio may not offer all share classes. With the exception of class specific matters, each class has equal voting rights as to voting privileges. For class specific proposals, only the applicable class would have voting privileges.The classes differ principally in the applicable distribution and shareholder service fees. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a portfolio and earn income and realized gains/losses from a portfolio pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.
Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Portfolios. Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”), a Delaware limited liability company, serves as the Sub-Adviser to the Portfolios. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Portfolios.
NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Each Portfolio is considered an investment company under the U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.
A. Security Valuation. Each Portfolio is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Portfolio is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The data reflected on the consolidated tape provided by the CTA is generated by various market centers, including all securities exchanges, electronic communications networks, and third-market broker-dealers. The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Portfolio is closed for business, Portfolio shares will not be priced and a Portfolio does not transact purchase and redemption orders. To the extent a Portfolio’s assets are traded in other markets on days when a Portfolio does not price its shares, the value of a Portfolio’s assets will likely change and you will not be able to purchase or redeem shares of a Portfolio.
Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded or,

25

NOTES TO FINANCIAL STATEMENTS as of June 30, 2020 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

if such price is not available, at the last sale price as of the Market Close for such security provided by the CTA. Bank loans are valued at the average of the averages of the bid and ask prices provided to an independent loan pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded.
When a market quotation is not readily available or is deemed unreliable, each Portfolio will determine a fair value for the relevant asset in accordance with procedures adopted by the Portfolios’ Board of Directors (“Board”). Such procedures provide, for example, that: (a) Exchange-traded securities are valued at the mean of the closing bid and ask; (b) Debt obligations are valued using an evaluated price provided by an independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data; (c) Securities traded in the over-the-counter (“OTC”) market are valued based on prices provided by independent pricing services or market makers; (d) Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes; (e) Centrally cleared swap agreements are valued using a price provided by the central counterparty clearinghouse; (f) OTC swap agreements are valued using a price provided by an independent pricing service; (g) Forward foreign currency exchange contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and each Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service; and (h) Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.
The prospectuses of the open-end registered investment companies in which each Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.
Foreign securities’ (including forward foreign currency exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of Market Close. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and Market Close. Multiple factors may be considered by the independent pricing service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.
All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. The Board has delegated to the Investment Adviser responsibility for overseeing the implementation of the Portfolios’ valuation procedures; a “Pricing Committee” comprised of employees of the Investment Adviser or its affiliates has responsibility for applying the fair valuation methods set forth in the procedures and, if a fair valuation cannot be determined pursuant to the fair valuation methods, determining the fair value of assets held by the Portfolios. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine each Portfolio’s NAV may materially differ from the value received upon actual sale of

26

NOTES TO FINANCIAL STATEMENTS as of June 30, 2020 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Portfolio.
Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities as classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Portfolios’ investments under these levels of classification is included following the Portfolio of Investments.
GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments is presented only when a Portfolio has a significant amount of Level 3 investments.
B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios. Premium amortization and discount accretion are determined by the effective yield method.
C. Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:
(1)
Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)
Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on a Portfolio’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments, which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.
D. Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. All Portfolios (except U.S. Bond Index) declare and pay dividends annually. U.S. Bond Index declares dividends daily and pays dividends, if any, monthly. The Portfolios distribute capital gains distributions, if any, annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.
E. Federal Income Taxes. It is the policy of each Portfolio to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has

27

NOTES TO FINANCIAL STATEMENTS as of June 30, 2020 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

considered the sustainability of the Portfolios’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.
The Portfolios may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.
F. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
G. Risk Exposures and the Use of Derivative Instruments. Each Portfolio’s investment strategies permit it to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, the Portfolio will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow the Portfolio to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.
In pursuit of its investment objectives, a Portfolio may seek to increase or decrease its exposure to the following market or credit risk factors:
Credit Risk. The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.
Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of a Portfolio to achieve its investment objectives.
Foreign Exchange Rate Risk. To the extent that a Portfolio invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by a Portfolio through foreign currency exchange transactions.
Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in market interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad.
Interest Rate Risk. With bonds and other fixed rate debt instruments, a rise in market interest rates generally causes values to fall; conversely, values generally rise as market interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. In the case of inverse securities, the interest rate paid by the securities is a floating rate, which generally will decrease when the market rate of interest to which the inverse security is indexed increases and will increase when the market rate of interest to which the inverse security is indexed decreases. As of the date of this report, the United States experiences a low interest rate environment, which may increase a Portfolio’s exposure to risks associated with rising market interest rates. Rising market interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. For a fund that invests in fixed-income securities, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. If dealer capacity in fixed-income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income markets. Further, recent and potential changes in government policy may affect interest rates.
Risks of Investing in Derivatives. Each Portfolio’s use of derivatives can result in losses due to unanticipated

28

NOTES TO FINANCIAL STATEMENTS as of June 30, 2020 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

changes in the market or credit risk factors and the overall market. In instances where a Portfolio is using derivatives to decrease, or hedge, exposures to market or credit risk factors for securities held by a Portfolio, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.
Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Portfolio. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Portfolio and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so a Portfolio may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Portfolio to the risk of improper valuation.
Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated OTC with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Portfolio to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.
Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to a Portfolio. Each
Portfolio’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. A Portfolio intends to enter into financial transactions with counterparties that they believe to be creditworthy at the time of the transaction. To reduce this risk, a Portfolio has entered into master netting arrangements, established within each Portfolio’s International Swap and Derivatives Association, Inc. Master Agreements (“Master Agreements”). These Master Agreements are with select counterparties and they govern transactions, including certain OTC derivative and forward foreign currency contracts, entered into by a Portfolio and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.
A Portfolio may also enter into collateral agreements with certain counterparties to further mitigate counterparty credit risk on OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from a Portfolio is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.
Each Portfolio has credit related contingent features that if triggered would allow its derivative counterparties to close out and demand payment or additional collateral to cover their exposure from a Portfolio. Credit related contingent features are established between each Portfolio and their derivatives counterparties to reduce the risk that a Portfolio will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in a Portfolio’s net assets and/or a percentage decrease in a Portfolio’s NAV, which could cause a Portfolio to accelerate payment of any net liability owed to the counterparty. The contingent features are established within each Portfolio’s Master Agreements.
As of June 30, 2020, Emerging Markets Index had a liability position of  $368 on open forward foreign currency contracts with credit related contingent features. If a contingent feature would have been triggered as of June 30, 2020 the Portfolio could have been required to pay this amount in cash to its counterparty. As of June 30, 2020 there was no collateral posted by Emerging Markets Index for its open OTC derivative instruments.

29

NOTES TO FINANCIAL STATEMENTS as of June 30, 2020 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

H. Forward Foreign Currency Contracts. Certain Portfolios may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on their non-U.S. dollar denominated investment securities. When entering into a forward foreign currency contract, a Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and a Portfolio’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statements of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statements of Operations. These instruments involve market and/ or credit risk in excess of the amount recognized in the Statements of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Open forward foreign currency contracts are presented following the respective Portfolio of Investments.
For the period ended June 30, 2020, certain Portfolios have entered into forward foreign currency contracts with the obligation to buy and sell specified foreign currencies in the future at a currently negotiated forward rate in order to increase or decrease exposure to foreign exchange rate risk. The Portfolios use forward foreign currency contracts to enhance potential gain, hedge against anticipated currency exchange rates, gain exposure to foreign currencies and to maintain diversity and liquidity of the portfolio.
During the period ended June 30, 2020, Emerging Markets Index had average contract amounts on forward foreign currency contracts to buy and sell of  $358,897 and $38,916, respectively. Please refer to the tables within the respective Portfolio of Investments for open forward foreign currency contracts as of June 30, 2020.
I. Futures Contracts. Each Portfolio may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. Each Portfolio may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Portfolios assets are valued.
Upon entering into a futures contract, each Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. Open futures contracts are reported on a table following each Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in each Portfolio’s Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in each Portfolio’s Statement of Operations. Realized gains (losses) are reported in each Portfolio’s Statement of Operations at the closing or expiration of futures contracts.
Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the period ended June 30, 2020, with the exception of U.S. Bond Index, the below Portfolios had purchased futures contracts on various equity indices to “equitize” cash. Futures contracts are purchased to provide immediate market exposure proportionate to the size of the Portfolio’s respective cash flows and residual cash balances in order to decrease potential tracking error if the cash remained uninvested in the market. U.S. Bond Index purchased and sold futures contracts as part of its duration stategy. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where the Portfolios are unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Portfolios’ securities. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
During the period ended June 30, 2020, the Portfolios had average notional values on futures contracts purchased and sold as disclosed below.
	Purchased	Sold
Emerging Markets Index	$14,726,192	$—
International Index	59,617,550	—
Russell™ Large Cap Growth Index	12,255,317	—
Russell™ Large Cap Index	8,902,015	—
Russell™ Large Cap Value Index	6,808,818	—
Russell™ Mid Cap Growth Index	2,852,890	—
Russell™ Mid Cap Index	12,089,903	—
Russell™ Small Cap Index	20,072,230	—
U.S. Bond Index	2,501,898	802,005

30

NOTES TO FINANCIAL STATEMENTS as of June 30, 2020 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Please refer to the tables within each respective Portfolio of Investments for open futures contracts as of June 30, 2020.
J. Credit Default Swap Contracts. A credit default swap is a bilateral agreement between counterparties in which the buyer of the protection agrees to make a stream of periodic payments to the seller of protection in exchange for the right to receive a specified return in the event of a default or other credit event for a referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer a fixed payment stream based on the notional amount of the swap contract. This fixed payment stream will continue until the swap contract expires or a defined credit event occurs.
A Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. As a seller of protection in a credit default swap, a Portfolio may execute these contracts to manage its exposure to the market or certain sectors of the market. Certain Portfolios may also enter into credit default swaps to speculate on changes in an issuer’s credit quality, to take advantage of perceived spread advantages, or to offset an existing short equivalent (i.e. buying protection on an equivalent reference entity).
Certain Portfolios may sell credit default swaps which expose these Portfolios to the risk of loss from credit risk related events specified in the contract. Although contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default or repudiation/ moratorium. If a Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.
Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are disclosed following the Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting fair values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreements, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Portfolio for the same referenced entity or entities.
For the period ended June 30, 2020, U.S. Bond Index had bought and sold credit protection on credit default swap indices (“CDX”). A CDX is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. U.S. Bond Index used CDX swaps to gain additional exposure with various sectors of the credit market and to hedge the credit risk associated with various sectors within the credit market.
For the period ended June 30, 2020, U.S. Bond Index had bought and sold credit protection with an average notional amount of  $25,000,000 and $30,000,000, respectively, on credit default swaps. Please refer to the tables within the Portfolio of Investments for open credit default swaps to sell protection at June 30, 2020. There were no open credit default swaps to buy protection at June 30, 2020.

31

NOTES TO FINANCIAL STATEMENTS as of June 30, 2020 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

At June 30, 2020, U.S. Bond Index had pledged $1,250,000 in cash collateral for open centrally cleared credit default swaps.
K. Securities Lending. Each Portfolio may temporarily loan up to 33 1∕3% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Portfolios will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Portfolios will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolios will lose money due to the failure of a borrower to return a borrowed security. Loans are subject to termination at the option of the borrower or the Portfolios. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the NAV, causing the Portfolios to be more volatile. The use of leverage may increase expenses and increase the impact of the Portfolios’ other risks.
L. Restricted Securities. The Portfolios may invest in restricted securities, which include those sold under Rule 144A of the Securities Act of 1933, as amended (“1933 Act”) or securities offered pursuant to Section 4(a)(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined in good faith under procedures approved by the Board.
Securities that are not registered for sale to the public under the 1933 Act are referred to as “restricted securities.” These securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. Many times these securities are subject to legal or contractual restrictions on resale. As a result of the absence of a public trading market, the prices of these securities may be more volatile, less liquid and more difficult to value than publicly traded securities. The price realized from the sale of these securities could be less than the amount originally paid or less than their fair value if they are resold in privately negotiated transactions. In addition, these securities may not be subject to disclosure and other investment protection requirements that are afforded to publicly traded securities. Certain investments may include investment in smaller, less seasoned issuers, which may involve greater risk.
M. Delayed-Delivery or When-Issued Transactions. Each Portfolio may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The fair value of such securities is identified in each Portfolio’s Portfolio of Investments. Losses may arise due to changes in the fair value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Portfolios are required to identify liquid assets sufficient to cover the purchase price.
To mitigate counterparty risk, certain Portfolios have entered into Master Securities Forward Transaction Agreements (“MSFTA”) with their respective counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all the when-issued or delayed-delivery transactions with a particular counterparty. Cash collateral, if any, is presented on the Statement of Assets and Liabilities as an asset (Cash pledged as collateral for delayed-delivery or when-issued securities) and a liability (Cash received as collateral for delayed-delivery or when-issued securities).
At June 30, 2020, U.S. Bond received cash collateral of $559,319 for open delayed-delivery or when-issued securities.
N. Indemnifications. In the normal course of business, the Company may enter into contracts that provide certain indemnifications. The Company’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.
NOTE 3 — INVESTMENT TRANSACTIONS
For the six months ended June 30, 2020, the cost of purchases and the proceeds from the sales of securities, excluding short-term securities and U.S. government securities were as follows:
	Purchases	Sales
Emerging Markets Index	$53,543,665	$94,993,659
International Index	213,269,841	190,209,495
Russell™ Large Cap Growth Index	148,570,833	201,617,981
Russell™ Large Cap Index	43,232,318	61,337,632
Russell™ Large Cap Value Index	151,363,981	200,629,872
Russell™ Mid Cap Growth Index	185,767,775	242,573,551
Russell™ Mid Cap Index	169,102,014	264,979,081
Russell™ Small Cap Index	87,246,512	359,790,764
U.S. Bond Index	134,154,716	165,523,422

32

NOTES TO FINANCIAL STATEMENTS as of June 30, 2020 (Unaudited) (continued)

NOTE 3 — INVESTMENT TRANSACTIONS (continued)

U.S. government securities not included above were as follows:
	Purchases	Sales
U.S. Bond Index	$5,106,913,089	$5,183,556,241
NOTE 4 — INVESTMENT MANAGEMENT FEES
The Portfolios have entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Portfolios. The Investment Adviser oversees all investment management and portfolio management services for the Portfolios and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates:
Emerging Markets Index(1)	0.65%
International Index	0.48% on the first $500 million; 0.46% on the next $500 million; 0.44% on the next $500 million; and 0.42% thereafter
Russell™ Large Cap Growth Index(2)	0.50% on the first $500 million; 0.48% on the next $500 million; and 0.46% thereafter
Russell™ Large Cap Index	0.35% on the first $1 billion; 0.33% on the next $1 billion; and 0.31% thereafter
Russell™ Large Cap Value Index(2)	0.50% on the first $250 million; 0.40% on the next $250 million; and 0.35% thereafter
Russell™ Mid Cap Growth Index(2)	0.50% on the first $500 million; 0.48% on the next $500 million; and 0.46% thereafter
Russell™ Mid Cap Index	0.41% on the first $2 billion; 0.34% on the next $2 billion; and 0.28% thereafter
Russell™ Small Cap Index	0.43% on the first $1 billion; 0.41% on the next $1 billion; and 0.39% thereafter
U.S. Bond Index	0.39% on the first $500 million; 0.37% on the next $500 million; 0.35% on the next $1 billion; 0.33% on the next $2 billion; 0.31% on the next $2 billion; and 0.29% thereafter

(1)
Pursuant to a side letter agreement, Voya Investments has agreed to waive 0.27% of the Portfolio’s management fee. Any fees waived or reimbursed are not eligible for recoupment. Termination or modification of this obligation requires approval by the Board.

(2)
Pursuant to a side letter agreement, Voya Investments has agreed to waive 0.10% of the Portfolio’s management fee. Any fees waived or reimbursed are not eligible for recoupment. Termination or modification of this obligation requires approval by the Board.

The Investment Adviser has entered into a sub-advisory agreement with Voya IM with respect to each Portfolio. Voya IM provides investment advice for the Portfolios and is paid by the Investment Adviser based on the average daily net assets of each respective Portfolio. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Portfolios’ assets in accordance with the Portfolios’ investment objectives, policies, and limitations.
NOTE 5 — DISTRIBUTION AND SERVICE FEES
Class ADV and Class S2 shares of the respective Portfolios are subject to a shareholder service and distribution plan (the “Plans”). Under the Plans, the Distributor is paid an annual shareholder service fee at the rate of 0.25% of the average daily net assets attributable to its Class ADV and Class S2 shares. The Distributor is paid an annual distribution fee at the rate of 0.25% of the average daily net assets attributable to its Class ADV shares and the Distributor is paid an annual distribution fee at the rate of 0.15% of the average daily net assets attributable to its Class S2 shares. The Distributor has contractually agreed to waive 0.01% of the distribution fee for Class ADV shares of International Index. Termination or modification of this obligation requires approval by the Board.
Class S shares of the Portfolios have a shareholder services and distribution plan (the “Plan”), whereby the Distributor is compensated by each Portfolio for expenses incurred for shareholder servicing and/or distribution of each Portfolio’s Class S shares. Pursuant to the Plan, the Distributor is entitled to a payment each month to compensate for expenses incurred in the distribution and promotion of each Portfolio’s shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees paid to securities dealers who have executed a distribution agreement with the Distributor. Under the Plan, Class S shares of the Portfolios pay the Distributor a fee calculated at an annual rate of 0.25% of average daily net assets.

33

NOTES TO FINANCIAL STATEMENTS as of June 30, 2020 (Unaudited) (continued)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES
At June 30, 2020, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. or affiliated investment companies owned more than 5% of the following Portfolios:
Subsidiary/Affliated Investent Company	Portfolio	Percentage
ReliaStar Life Insurance Company	Russell™ Large Cap Growth Index	18.78%
Security Life of Denver Insurance Company	Russell™ Large Cap Growth Index	5.35
Voya Index Solution 2020 Portfolio	U.S. Bond Index	6.26
Voya Index Solution 2025 Portfolio	Emerging Markets Index	7.11
	International Index	7.53
	U.S. Bond Index	10.96
Voya Index Solution 2030 Portfolio	Emerging Markets Index	6.07
	International Index	5.71
Voya Index Solution 2035 Portfolio	Emerging Markets Index	12.01
	International Index	10.39
Voya Index Solution 2040 Portfolio	Emerging Markets Index	5.92
	International Index	5.18
Voya Index Solution 2045 Portfolio	Emerging Markets Index	9.76
	International Index	8.27
Voya Index Solution 2055 Portfolio	Emerging Markets Index	5.20
Voya Index Solution Income Portfolio	U.S. Bond Index	7.09
Voya Institutional Trust Company	Russell™ Large Cap Growth Index	12.51
	Russell™ Large Cap Index	19.90
	Russell™ Large Cap Value Index	6.06
	Russell™ Mid Cap Index	16.85
	Russell™ Small Cap Index	15.89
Voya Retirement Conservative Portfolio	U.S. Bond Index	8.06
Voya Retirement Growth Portfolio	Emerging Markets Index	22.41
	International Index	12.12
	Russell™ Mid Cap Index	13.56
	Russell™ Small Cap Index	7.45
	U.S. Bond Index	15.36
Voya Retirement Insurance and Annuity Company	Russell™ Large Cap Growth Index	15.15
	Russell™ Large Cap Index	33.72
	Russell™ Large Cap Value Index	6.65
	Russell™ Mid Cap Growth Index	5.52
	Russell™ Mid Cap Index	29.12
	Russell™ Small Cap Index	26.81
Voya Retirement Moderate Growth Portfolio	Emerging Markets Index	12.62
	International Index	5.43
	Russell™ Mid Cap Index	5.45
	U.S. Bond Index	14.91
Voya Retirement Moderate Portfolio	Emerging Markets Index	5.53
	U.S. Bond Index	12.30
Under the 1940 Act, the direct or indirect beneficial owner of more than 25% of the voting securities of a company
(including a fund) is presumed to control such company. Companies under common control (e.g., companies with a common owner of greater than 25% of their respective voting securities) are affiliates under the 1940 Act.
The Investment Adviser may direct the Portfolios’ Sub-Adviser to use its best efforts (subject to obtaining best execution of each transaction) to allocate a Portfolio’s equity security transactions through certain designated broker-dealers. The designated broker-dealer, in turn, will reimburse a portion of the brokerage commissions to pay certain expenses of that Portfolio. Any amounts credited to the Portfolios are reflected as brokerage commission recapture on the accompanying Statements of Operations.
The Portfolios have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent directors, as described in the DC Plan, to defer the receipt of all or a portion of the directors’ fees that they are entitled to receive from the Portfolios. For purposes of determining the amount owed to the director under the DC Plan, the amounts deferred are invested in shares of the funds selected by the director (the “Notional Funds”). The Portfolios purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the directors’ deferred fees, resulting in a Porfolio asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of  “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of directors’ fees under the DC Plan will not affect net assets of the Portfolios, and will not materially affect the Portfolios’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.
Effective January 1, 2020, the Portfolios may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the period ended June 30, 2020, the per account fees for affiliated recordkeeping services paid by each Portfolio were as follows:
Portfolio	Amount
Emerging Markets Index	$303
International Index	105,552
Russell™ Large Cap Growth Index	145,415
Russell™ Large Cap Index	249,029
Russell™ Large Cap Value Index	55,539
Russell™ Mid Cap Growth Index	30,824
Russell™ Mid Cap Index	483,342
Russell™ Small Cap Index	283,419
U.S. Bond Index	45,661

34

NOTES TO FINANCIAL STATEMENTS as of June 30, 2020 (Unaudited) (continued)

NOTE 7 — LICENSING FEES
The following Portfolios pay an annual licensing fee to the licensor listed below:
Portfolio	Licensor
Emerging Markets Index	MSCI Inc.
International Index	MSCI Inc.
Russell™ Large Cap Growth Index, Russell™ Large Cap Index, Russell™ Large Cap Value Index, Russell™ Mid Cap Growth Index, Russell™ Mid Cap Index, and Russell™ Small Cap Index	Frank Russell Company
NOTE 8 — EXPENSE LIMITATION AGREEMENTS
The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with each of the following Portfolios whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and acquired fund fees and expenses to the levels listed below:
Portfolio	Class ADV	Class I	Class P2	Class S	Class S2
Emerging Markets Index	N/A	N/A	0.15%	N/A	N/A
International Index(1)	1.00%	0.50%	0.15%	0.75%	0.90%
Russell™ Large Cap Growth Index(2)	N/A	N/A	N/A	N/A	N/A
Russell™ Large Cap Index(3)	0.87%	0.37%	N/A	0.62%	0.77%
Russell™ Large Cap Value Index(2)	N/A	N/A	N/A	N/A	N/A
Russell™ Mid Cap Growth Index(4)	N/A	0.43%	N/A	0.68%	0.83%
Russell™ Mid Cap Index(5)	0.93%	0.43%	0.15%	0.68%	0.83%
Russell™ Small Cap Index	0.95%	0.45%	N/A	0.70%	0.85%
U.S. Bond Index	0.88%	0.38%	0.15%	0.63%	0.78%

(1)
Pursuant to a side letter agreement through May 1, 2021, the Investment Adviser has further lowered the expense limits for International Index to 0.95%, 0.45%, 0.70% and 0.85% for Class ADV, Class I, Class S and Class S2, respectively. Termination or modification of this obligation requires approval by the Board.

(2)
Pursuant to a side letter agreement, through May 1, 2021, the Investment Adviser has agreed to waive all or a portion of the management fee so that the expense limits are 0.93%, 0.43%, and 0.68% for Class ADV, Class I, and Class S, respectively. Any fees waived pursuant to the side letter agreement shall not be eligible for recoupment. Termination or modification of this obligation requires approval by the Board.

(3)
Pursuant to a side letter agreement through May 1, 2021, the Investment Adviser has further lowered the expense limits for Russell™ Large Cap Index to 0.86%, 0.36%, 0.61% and 0.76% for Class ADV, Class I, Class S and Class S2, respectively. Any fees waived pursuant to the side letter agreement shall not be eligible for recoupment. Termination or modification of this obligation requires approval by the Board.

(4)
Pursuant to a side letter agreement through May 1, 2021, the Investment Adviser has further lowered the expense limits for Russell™ Mid Cap Growth Index to 0.40%, 0.65%, and 0.80% for Class I, Class S and Class S2, respectively. Any fees waived pursuant to the side letter agreement shall not be eligible for recoupment.Termination or modification of this obligation requires approval by the Board.

(5)
Pursuant to a side letter agreement through May 1, 2021, the Investment Adviser has further lowered the expense limits for Russell™ Mid Cap Index to 0.90%, 0.40%, 0.65% and 0.80% for Class ADV, Class I, Class S and Class S2, respectively. Any fees waived pursuant to the side letter agreement shall not be eligible for recoupment. Termination or modification of this obligation requires approval by the Board.

Unless otherwise specified above and with the exception of the non-recoupable management fee waivers for certain Portfolios, the Investment Adviser may at a later date recoup from a Portfolio for fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, a Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.
As of June 30, 2020, the amount of waived and/or reimbursed fees that are subject to recoupment by the Investment Adviser, and the related expiration dates are as follows:
	June 30,
	2021	2022	2023	Total
Emerging Markets Index	$851,593	$1,108,066	$1,167,997	$3,127,656
International Index	3,196,550	3,832,186	4,311,280	11,340,016
Russell™ Large Cap Index	38,067	—	—	38,067
Russell™ Mid Cap Growth Index	18,702	—	—	18,702
Russell™ Mid Cap Index	692,630	522,030	512,656	1,727,316
Russell™ Small Cap Index	421,340	405,789	733,936	1,561,065
U.S. Bond Index	1,903,525	2,232,474	2,464,006	6,600,005
The Expense Limitation Agreement is contractual through May 1, 2021 and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.
NOTE 9 — LINE OF CREDIT
Effective May 15, 2020, each Portfolio, in addition to certain other funds managed by the Investment Adviser, has entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The

35

NOTES TO FINANCIAL STATEMENTS as of June 30, 2020 (Unaudited) (continued)

NOTE 9 — LINE OF CREDIT (continued)

Bank of New York Mellon (“BNY”) for an aggregate amount of  $400,000,000 through May 14, 2021. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of a Portfolio or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to May 15, 2020, the predecessor line of credit was for an aggregate amount of  $400,000,000 and paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through May 15, 2020.
Borrowings under the credit agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.
The following Portfolios utilized the line of credit during the six months ended June 30, 2020:
Portfolio	Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
Emerging Markets Index	4	$15,113,750	1.28%
International Index	1	536,000	2.10
Russell™ Large Cap Growth Index	7	4,047,000	1.83
Russell™ Large Cap Index	1	1,034,000	1.20
Russell™ Large Cap Value Index	10	1,475,200	2.00
Russell™ Mid Cap Growth Index	7	1,329,143	2.35
Russell™ Mid Cap Index	2	1,064,500	2.55
U.S. Bond Index	2	1,816,000	2.26

NOTE 10 — CAPITAL SHARES
	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Emerging Markets Index
Class I
6/30/2020	3,278,973	—	1,134,784	(8,846,064)	(4,432,307)	31,483,996	—	10,859,887	(95,710,819)	(53,366,936)
12/31/2019	5,432,704	—	871,861	(26,851,622)	(20,547,057)	59,641,564	—	9,468,409	(312,010,706)	(242,900,733)
Class P2
6/30/2020	4,581,876	—	1,103,686	(2,682,611)	3,002,951	47,792,315	—	10,705,759	(28,623,641)	29,874,433
12/31/2019	9,161,328	—	513,593	(10,488,023)	(813,102)	103,698,820	—	5,628,982	(122,059,074)	(12,731,272)
Class S
6/30/2020	—	—	—	—	—	—	—	—	—	—
12/31/2019	—	—	—	—	—	—	—	—	—	—
International Index
Class ADV
6/30/2020	797,167	—	1,309,527	(3,917,574)	(1,810,880)	6,792,205	—	10,711,930	(35,503,596)	(17,999,461)
12/31/2019	614,606	—	1,526,021	(9,332,473)	(7,191,846)	6,014,691	—	14,191,996	(90,482,668)	(70,275,981)
Class I
6/30/2020	8,772,711	—	2,269,421	(19,129,990)	(8,087,858)	77,310,440	—	18,904,277	(178,577,620)	(82,362,903)
12/31/2019	60,959,204	—	351,430	(28,491,134)	32,819,500	599,075,697	—	3,328,047	(287,358,295)	315,045,449
Class P2
6/30/2020	25,384,678	—	3,682,632	(7,914,548)	21,152,762	230,617,258	—	30,934,106	(72,589,957)	188,961,407
12/31/2019	25,240,269	—	2,649,001	(11,472,438)	16,416,832	248,539,782	—	25,244,979	(115,767,228)	158,017,533
Class S
6/30/2020	418,089	—	198,997	(1,054,984)	(437,898)	3,575,855	—	1,647,697	(9,408,969)	(4,185,417)
12/31/2019	723,706	—	223,755	(1,221,825)	(274,364)	7,047,150	—	2,107,770	(12,031,140)	(2,876,220)
Class S2
6/30/2020	12,938	—	2,701	(20,853)	(5,214)	118,420	—	22,361	(180,854)	(40,073)
12/31/2019	39,429	—	4,197	(79,753)	(36,127)	377,211	—	39,451	(780,144)	(363,482)
Russell™ Large Cap Growth Index
Class ADV
6/30/2020	—	—	7	—	7	—	—	289	—	289
12/31/2019	—	—	7	—	7	—	—	247	—	247
36

NOTES TO FINANCIAL STATEMENTS as of June 30, 2020 (Unaudited) (continued)

NOTE 10 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Russell™ Large Cap Growth Index (continued)
Class I
6/30/2020	346,394	—	581,399	(677,608)	250,185	14,661,125	—	23,779,202	(27,154,268)	11,286,059
12/31/2019	1,137,711	—	560,272	(1,127,886)	570,097	46,709,748	—	20,214,615	(43,287,079)	23,637,284
Class S
6/30/2020	875,435	—	863,700	(1,844,787)	(105,652)	36,744,448	—	35,109,433	(76,025,733)	(4,171,852)
12/31/2019	7,809,455	—	545,918	(1,608,392)	6,746,981	321,430,599	—	19,598,471	(62,212,265)	278,816,805
Russell™ Large Cap Index
Class ADV
6/30/2020	493,762	—	199,488	(263,760)	429,490	10,940,887	—	4,209,193	(5,637,903)	9,512,177
12/31/2019	836,972	—	137,049	(540,422)	433,599	18,523,248	—	2,864,310	(12,046,281)	9,341,277
Class I
6/30/2020	2,567,425	—	973,393	(916,231)	2,624,587	56,013,256	—	20,957,157	(20,947,853)	56,022,560
12/31/2019	2,097,607	—	691,673	(1,890,236)	899,044	46,989,669	—	14,732,643	(42,508,308)	19,214,004
Class S
6/30/2020	622,509	—	1,291,306	(3,459,305)	(1,545,490)	13,759,119	—	27,646,863	(76,409,524)	(35,003,542)
12/31/2019	964,098	—	1,226,015	(4,321,527)	(2,131,414)	20,688,520	—	25,966,997	(96,955,083)	(50,299,566)
Class S2
6/30/2020	9,705	—	2,286	(835)	11,156	224,133	—	50,546	(17,605)	257,074
12/31/2019	20,812	—	1,717	(21,101)	1,428	481,546	—	37,491	(512,212)	6,825
Russell™ Large Cap Value Index
Class ADV
6/30/2020	—	—	8	—	8	—	—	142	—	142
12/31/2019	—	—	11	—	11	—	—	227	—	227
Class I
6/30/2020	133,875	—	181,629	(364,909)	(49,405)	2,698,961	—	3,389,201	(7,427,360)	(1,339,198)
12/31/2019	236,503	—	271,526	(681,112)	(173,083)	5,406,910	—	5,759,075	(15,272,669)	(4,106,684)
Class S
6/30/2020	573,592	—	1,631,634	(3,319,145)	(1,113,919)	11,264,058	—	30,217,857	(68,931,316)	(27,449,401)
12/31/2019	25,914,931	—	817,032	(2,577,457)	24,154,506	614,640,706	—	17,231,205	(58,414,062)	573,457,849
Russell™ Mid Cap Growth Index
Class I
6/30/2020	43,540	—	46,738	(78,382)	11,896	1,464,536	—	1,462,417	(2,650,237)	276,716
12/31/2019	252,616	—	70,412	(217,945)	105,083	8,794,268	—	2,227,224	(7,423,421)	3,598,071
Class S
6/30/2020	162,771	—	1,171,184	(1,764,183)	(430,228)	4,840,727	—	36,540,946	(59,729,441)	(18,347,768)
12/31/2019	9,088,773	—	845,676	(1,811,992)	8,122,457	320,785,297	—	26,707,539	(61,336,121)	286,156,715
Class S2
6/30/2020	477	—	3,861	(1,362)	2,976	15,746	—	120,315	(50,569)	85,492
12/31/2019	732	—	5,355	(3,577)	2,510	24,991	—	168,840	(120,737)	73,094
Russell™ Mid Cap Index
Class ADV
6/30/2020	488,437	—	2,836,381	(1,552,960)	1,771,858	5,061,252	—	25,130,338	(16,539,852)	13,651,738
12/31/2019	1,248,071	—	2,812,244	(1,749,648)	2,310,667	15,832,011	—	32,819,919	(22,693,843)	25,958,087
Class I
6/30/2020	6,675,881	—	11,588,194	(12,326,613)	5,937,462	71,432,570	—	107,538,439	(133,601,595)	45,369,414
12/31/2019	4,311,064	—	12,482,892	(20,603,895)	(3,809,939)	56,649,859	—	151,546,642	(276,119,634)	(67,923,133)
Class P2
6/30/2020	3,368,797	—	2,944,052	(2,128,937)	4,183,912	37,188,279	—	27,644,645	(23,889,553)	40,943,371
12/31/2019	3,467,619	—	2,307,869	(6,354,724)	(579,236)	47,490,361	—	28,203,174	(93,151,989)	(17,458,454)
Class S
6/30/2020	579,558	—	3,555,479	(3,877,969)	257,068	6,488,397	—	32,497,082	(42,781,617)	(3,796,138)
12/31/2019	987,382	—	4,330,630	(4,359,328)	958,684	13,291,065	—	51,839,237	(57,792,472)	7,337,830
Class S2
6/30/2020	79,386	—	208,595	(234,044)	53,937	866,476	—	1,869,010	(2,513,565)	221,921
12/31/2019	181,354	—	229,611	(265,935)	145,030	2,344,789	—	2,702,608	(3,350,459)	1,696,938
37

NOTES TO FINANCIAL STATEMENTS as of June 30, 2020 (Unaudited) (continued)

NOTE 10 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Russell™ Small Cap Index
Class ADV
6/30/2020	413,005	—	732,039	(896,663)	248,381	4,469,775	—	7,042,217	(9,802,209)	1,709,783
12/31/2019	543,901	—	1,030,913	(1,256,517)	318,297	7,302,545	—	12,875,871	(16,676,959)	3,501,457
Class I
6/30/2020	3,572,493	—	2,793,270	(16,056,795)	(9,691,032)	38,122,410	—	27,904,767	(182,699,724)	(116,672,547)
12/31/2019	3,634,621	—	3,648,945	(9,750,141)	(2,466,575)	48,372,625	—	47,253,152	(135,458,828)	(39,833,051)
Class P2(1)
6/30/2020	2,110,727	—	—	(10,234,583)	(8,123,856)	23,541,711	—	—	(115,721,551)	(92,179,840)
12/31/2019	2,418,801	—	840,034	(1,226,867)	2,031,968	33,270,651	—	10,970,670	(17,690,288)	26,551,033
Class S
6/30/2020	450,948	—	2,723,414	(3,505,745)	(331,383)	4,741,653	—	26,934,569	(40,891,781)	(9,215,559)
12/31/2019	17,459,987	—	1,825,027	(3,871,600)	15,413,414	242,358,030	—	23,432,979	(52,994,816)	212,796,193
Class S2
6/30/2020	43,745	—	47,192	(96,506)	(5,569)	493,521	—	457,767	(1,014,865)	(63,577)
12/31/2019	75,275	—	74,876	(170,228)	(20,077)	1,027,769	—	941,927	(2,260,460)	(290,764)
U.S. Bond Index
Class ADV
6/30/2020	586,005	—	28,242	(335,541)	278,706	6,521,515	—	317,215	(3,757,841)	3,080,889
12/31/2019	207,416	—	48,418	(410,730)	(154,896)	2,216,853	—	518,427	(4,363,202)	(1,627,922)
Class I
6/30/2020	19,594,372	—	2,008,785	(36,246,994)	(14,643,837)	221,065,006	—	22,633,272	(405,822,262)	(162,123,984)
12/31/2019	29,681,752	—	4,481,318	(76,407,580)	(42,244,510)	315,231,149	—	48,081,669	(817,253,662)	(453,940,844)
Class P2
6/30/2020	27,870,254	—	1,461,330	(20,772,247)	8,559,337	314,360,649	—	16,476,869	(232,184,327)	98,653,191
12/31/2019	41,348,500	—	2,508,108	(24,874,065)	18,982,543	440,043,697	—	26,983,015	(265,559,546)	201,467,166
Class S
6/30/2020	3,320,767	—	204,229	(1,745,213)	1,779,783	36,999,195	—	2,296,169	(19,531,907)	19,763,457
12/31/2019	1,962,551	—	356,320	(2,598,945)	(280,074)	20,878,300	—	3,819,948	(27,692,438)	(2,994,190)
Class S2
6/30/2020	59,673	—	1,745	(16,456)	44,962	666,109	—	19,641	(183,315)	502,435
12/31/2019	36,402	—	2,596	(15,961)	23,037	384,094	—	27,863	(170,153)	241,804

(1)
Share class was fully redeemed on April 29, 2020.

NOTE 11 — SECURITIES LENDING
Under a Master Securities Lending Agreement (the “Agreement”) with BNY, the Portfolios can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral must be equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at Market Close of the Portfolios at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Portfolios on the next business day. The cash collateral received is invested in approved investments as defined in the Agreement with BNY. The Portfolios bear the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Portfolios indemnification from loss with respect to the investment of collateral to the extent the cash collateral is invested in overnight repurchase agreements.
Cash collateral received in connection with securities lending is invested in cash equivalents, money market funds, repurchase agreements with maturities of not more than 99 days that are collateralized with U.S. Government securities, or certain short-term investments that have a remaining maturity of 190 days or less (“Permitted Investments”). Short-term investments include: securities, units, shares or other participations in short-term investment funds, pools or trusts; commercial paper, notes, bonds or other debt obligations, certificates of deposit, time deposits and other bank obligations and asset-backed commercial paper backed by diversified receivables and repurchase-backed programs. Permitted Investments are subject to certain guidelines established by the Adviser regarding liquidity, diversification, credit quality and

38

NOTES TO FINANCIAL STATEMENTS as of June 30, 2020 (Unaudited) (continued)

NOTE 11 — SECURITIES LENDING (continued)

average credit life/duration requirements. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Short-Term Investments.
Generally, in the event of counterparty default, the Portfolios have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Portfolios in the event the Portfolios are delayed or prevented from exercising their right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio.
The following tables represent a summary of the respective Portfolios’ securities lending agreements by counterparty which are subject to offset under the Agreement as of June 30, 2020:
Emerging Markets Index
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Citigroup Global Markets Inc.	$333,706	$(333,706)	$—
Credit Suisse AG	51,291	(51,291)	—
Credit Suisse Securities (Europe) Limited	95,336	(95,336)	—
Credit Suisse Securities (USA) LLC	225,670	(225,670)	—
Goldman Sachs & Co. LLC	363,441	(363,441)	—
J.P. Morgan Securities LLC	149,840	(149,840)	—
Jefferies LLC	671,741	(671,741)	—
JP Morgan Securities, Plc.	305,877	(305,877)	—
Macquarie Bank Limited	521,905	(521,905)	—
Merrill Lynch International	1,115,059	(1,115,059)	—
Morgan Stanley & Co. LLC	331,201	(331,201)	—
National Financial Services LLC	359,313	(359,313)	—
Nomura Securities International, Inc.	8,701	(8,701)	—
RBC Capital Markets, LLC	586,412	(586,412)	—
Total	$5,119,493	$(5,119,493)	$—

(1)
Cash collateral with a fair value of  $5,523,633 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

International Index
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Bank PLC	$1,701,399	$(1,701,399)	$—
Barclays Capital Inc.	43	(43)	—
BNP Paribas Arbitrage	2,726,310	(2,726,310)	—
BofA Securities Inc.	1,782,886	(1,782,886)	—
Citigroup Global Markets Inc.	5,810,455	(5,810,455)	—
Citigroup Global Markets Limited	2,203,344	(2,203,344)	—
Cowen Excecution Services LLC	2,844,079	(2,844,079)	—
Credit Suisse Securities (USA) LLC	990,809	(990,809)	—
Daiwa Capital Markets America Inc.	2,264,426	(2,264,426)	—
Deutsche Bank Securities Inc.	382,723	(382,723)	—
Deutsche Bank, AG	387,133	(387,133)	—
Goldman Sachs & Co. LLC	4,340,335	(4,340,335)	—
HSBC Bank PLC	6,474,358	(6,474,358)	—
Industrial And Commercial Bank Of China	10,974	(10,974)	—
J.P. Morgan Securities LLC	455,233	(455,233)	—
Jefferies LLC	3,162,912	(3,162,912)	—
JP Morgan Securities, Plc.	3,641,279	(3,641,279)	—
Merrill Lynch International	9,765,901	(9,765,901)	—
Morgan Stanley & Co. International PLC	593,031	(593,031)	—
Morgan Stanley & Co. LLC	1,754,564	(1,754,564)	—
Natixis	680,205	(680,205)	—
Nomura Securities International, Inc.	280,023	(280,023)	—
Scotia Capital (USA) INC	1,096,746	(1,096,746)	—
State Street Bank and Trust Company	3,460,840	(3,460,840)	—
UBS AG	15,274,054	(15,274,054)	—
Wells Fargo Securities LLC	72,464	(72,464)	—
Total	$72,156,526	$(72,156,526)	$—

(1)
Cash collateral with a fair value of  $83,329,677 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

Russell™ Large Cap Growth Index
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
National Bank of Canada Financial Inc.	$1,033,828	$(1,033,828)	$—
Scotia Capital (USA) Inc.	1,090,433	(1,090,433)	—
Total	$2,124,261	$(2,124,261)	$—

(1)
Cash collateral with a fair value of  $2,169,437 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

39

NOTES TO FINANCIAL STATEMENTS as of June 30, 2020 (Unaudited) (continued)

NOTE 11 — SECURITIES LENDING (continued)

Russell™ Large Cap Index
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BMO Capital Markets Corp	$528,314	$(528,314)	$—
Citigroup Global Markets Inc.	75,510	(75,510)	—
Scotia Capital (USA) Inc.	1,876,379	(1,876,379)	—
Wells Fargo Securities LLC	254,016	(254,016)	—
Total	$2,734,219	$(2,734,219)	$—

(1)
Cash collateral with a fair value of  $2,796,730 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

Russell™ Large Cap Value Index
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BofA Securities Inc.	$53,125	$(53,125)	$—
Citigroup Global Markets Inc.	46,867	(46,867)	—
Wells Fargo Securities LLC	616,665	(616,665)	—
Total	$716,657	$(716,657)	$—

(1)
Cash collateral with a fair value of  $736,784 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

Russell™ Mid Cap Growth Index
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BNP Paribas Prime Brokerage Intl Ltd	$1,727,800	$(1,727,800)	$—
BofA Securities Inc.	260,105	(260,105)	—
Citigroup Global Markets Inc.	98,686	(98,686)	—
Credit Suisse Securities (USA) LLC	27,031	(27,031)	—
Deutsche Bank Securities Inc.	1,273,468	(1,273,468)	—
Goldman Sachs & Co. LLC	218,011	(218,011)	—
J.P. Morgan Securities LLC	164,581	(164,581)	—
Jefferies LLC	288,172	(288,172)	—
Mizuho Securities USA LLC	435,872	(435,872)	—
Morgan Stanley & Co. LLC	3,541,886	(3,541,886)	—
RBC Capital Markets, LLC	95,485	(95,485)	—
Scotia Capital (USA) Inc.	2,162,484	(2,162,484)	—
TD Prime Services LLC	951,017	(951,017)	—
Wells Fargo Securities LLC	740,289	(740,289)	—
Total	$11,984,887	$(11,984,887)	$—

(1)
Cash collateral with a fair value of  $12,242,720 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

Russell™ Mid Cap Index
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Bank PLC	$4,513,357	$(4,513,357)	$—
Barclays Capital Inc.	1,696	(1,696)	—
BMO Capital Markets Corp	911,334	(911,334)	—
BNP Paribas Prime Brokerage Intl Ltd	7,651,509	(7,651,509)	—
BNP Paribas Securities Corp.	134,929	(134,929)	—
BofA Securities Inc.	3,948,300	(3,948,300)	—
Citadel Clearing LLC	6,340,095	(6,340,095)	—
Citigroup Global Markets Inc.	9,585,853	(9,585,853)	—
Deutsche Bank Securities Inc.	1,310,895	(1,310,895)	—
Goldman Sachs & Co. LLC	4,546,786	(4,546,786)	—
J.P. Morgan Securities LLC	14,459,099	(14,459,099)	—
Mizuho Securities USA LLC	12,720	(12,720)	—
Morgan Stanley & Co. LLC	22,666,237	(22,666,237)	—
MUFG Securities Americas Inc.	117,178	(117,178)	—
National Bank of Canada Financial Inc.	4,980,603	(4,980,603)	—
National Financial Services LLC	8,634,872	(8,634,872)	—
Natixis Securities America LLC	976,161	(976,161)	—
Nomura Securities International, Inc.	626,160	(626,160)	—
Raymond James & Associates, Inc.	194,096	(194,096)	—
Scotia Capital (USA) INC	2,586,363	(2,586,363)	—
SG Americas Securities, LLC	62,299	(62,299)	—
State Street Bank and Trust Company	11,504,248	(11,504,248)	—
Wells Fargo Bank NA	1,381,822	(1,381,822)	—
Wells Fargo Securities LLC	3,557,385	(3,557,385)	—
Total	$110,703,997	$(110,703,997)	$—

(1)
Cash collateral with a fair value of  $113,392,605 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

40

NOTES TO FINANCIAL STATEMENTS as of June 30, 2020 (Unaudited) (continued)

NOTE 11 — SECURITIES LENDING (continued)

Russell™ Small Cap Index
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Capital Inc.	$995,479	$(995,479)	$—
BMO Capital Markets Corp	428,322	(428,322)	—
BNP Paribas Prime Brokerage Intl Ltd	16,324,935	(16,324,935)	—
BNP Paribas Securities Corp.	349,418	(349,418)	—
BofA Securities Inc.	8,567,383	(8,567,383)	—
Cantor Fitzgerald & Co	122,449	(122,449)	—
Citadel Clearing LLC	2,339,869	(2,339,869)	—
Citadel Securities LLC	909,665	(909,665)	—
Citigroup Global Markets Inc.	8,334,676	(8,334,676)	—
Deutsche Bank Securities Inc.	1,514,802	(1,514,802)	—
Goldman Sachs & Co. LLC	13,125,134	(13,125,134)	—
HSBC Bank PLC	402,640	(402,640)	—
J.P. Morgan Securities LLC	9,664,450	(9,664,450)	—
Janney Montgomery Scott LLC	26,083	(26,083)	—
Mizuho Securities USA LLC	36,109	(36,109)	—
Morgan Stanley & Co. LLC	20,538,446	(20,538,446)	—
MUFG Securities Americas Inc.	771,380	(771,380)	—
National Bank of Canada Financial Inc.	954,096	(954,096)	—
National Financial Services LLC	23,880,074	(23,880,074)	—
Natixis Securities America LLC	255,162	(255,162)	—
Scotia Capital (USA) Inc.	1,139,490	(1,139,490)	—
SG Americas Securities, LLC	22,844	(22,844)	—
State Street Bank and Trust Company	18,318,142	(18,318,142)	—
TD Prime Services LLC	135,329	(135,329)	—
UBS AG	85,820	(85,820)	—
Wells Fargo Bank NA	2,033,185	(2,033,185)	—
Wells Fargo Securities LLC	8,859,186	(8,859,186)	—
Total	$140,134,568	$(140,134,568)	$—

(1)
Cash collateral with a fair value of  $144,332,264 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

U.S. Bond Index
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Bank PLC	$4,379,467	$(4,379,467)	$—
Barclays Capital Inc.	1,290,084	(1,290,084)	—
BMO Capital Markets Corp	590,037	(590,037)	—
BNP Paribas	2,387,872	(2,387,872)	—
BNP Paribas Prime Brokerage Intl Ltd	1,986,967	(1,986,967)	—
BofA Securities Inc.	2,682,962	(2,682,962)	—
Cantor Fitzgerald & Co	3,382,534	(3,382,534)	—
Citadel Clearing LLC	968,548	(968,548)	—
Citadel Securities LLC	3,884,376	(3,884,376)	—
Citigroup Global Markets Inc.	588,893	(588,893)	—
Credit Suisse Securities (USA) LLC	244,819	(244,819)	—
Deutsche Bank Securities Inc.	543,404	(543,404)	—
Goldman Sachs & Co. LLC	1,439,677	(1,439,677)	—
Mizuho Securities USA LLC.	562,378	(562,378)	—
Morgan Stanley & Co. LLC	8,093,395	(8,093,395)	—
National Bank Financial Inc.	4,777,635	(4,777,635)	—
Nomura Securities International, Inc.	962,738	(962,738)	—
Scotia Capital (USA) Inc.	1,893,272	(1,893,272)	—
State Street Bank and Trust Company	356,795	(356,795)	—
UBS Securities LLC	79,685	(79,685)	—
Wells Fargo Securities LLC	11,850,547	(11,850,547)	—
Total	$52,946,085	$(52,946,085)	$—

(1)
Cash collateral with a fair value of  $54,249,115 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTE 12 — FEDERAL INCOME TAXES
The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of foreign currency transactions, futures contracts, capital loss carryforwards, income from passive foreign investment companies (PFICs), paydown gains and wash sale deferrals.

41

NOTES TO FINANCIAL STATEMENTS as of June 30, 2020 (Unaudited) (continued)

NOTE 12 — FEDERAL INCOME TAXES (continued)

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. The tax composition of dividends and distributions to shareholders was as follows:
	Year Ended December 31, 2019		Year Ended December 31, 2018
	Ordinary Income	Long-term Capital Gains	Ordinary Income	Long-term Capital Gains
Emerging Markets Index	$15,097,465	$—	$17,147,344	$—
International Index	44,912,243	—	44,807,040	—
Russell™ Large Cap Growth Index	7,253,236	32,560,097	10,951,219	19,687,926
Russell™ Large Cap Index	14,257,522	29,343,919	12,880,463	—
Russell™ Large Cap Value Index	9,151,357	13,839,150	11,709,648	10,168,306
Russell™ Mid Cap Growth Index	5,378,995	23,724,609	9,125,044	25,069,241
Russell™ Mid Cap Index	27,997,472	239,114,108	34,072,419	188,732,497
Russell™ Small Cap Index	16,684,400	78,790,199	15,225,430	43,487,089
U.S. Bond Index	79,532,239	—	78,816,716	1,213,558
The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2019 were:
	Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Unrealized Appreciation/ (Depreciation)	Capital Loss Carryforwards
				Amount	Character	Expiration
Emerging Markets Index	$18,398,050	$—	$37,558,685	$(6,247,507)	Short-term	None
International Index	62,198,861	—	338,515,751	(5,498,787)	Short-term	None
				(72,248,542)	Long-term	None
				$(77,747,329)
Russell™ Large Cap Growth Index	7,936,595	50,947,440	536,866,013	—	—	—
Russell™ Large Cap Index	16,507,117	36,350,266	695,484,723	—	—	—
Russell™ Large Cap Value Index	9,167,046	24,435,186	129,834,885	—	—	—
Russell™ Mid Cap Growth Index	1,020,324	37,098,202	145,065,731	—	—	—
Russell™ Mid Cap Index	21,431,462	173,311,284	715,474,354	—	—	—
Russell™ Small Cap Index	12,958,949	49,373,626	285,926,825	—	—	—
U.S. Bond Index	31,781,143	6,244,971	110,414,048	—	—	—
The Portfolios’ major tax jurisdictions are U.S. federal and Arizona state.
As of June 30, 2020, no provision for income tax is required in the Portfolios’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.
42

NOTES TO FINANCIAL STATEMENTS as of June 30, 2020 (Unaudited) (continued)

NOTE 13 — LONDON INTERBANK OFFERED RATE (“LIBOR”)
The U.K. Financial Conduct Authority has announced that it intends to stop persuading or compelling banks to submit LIBOR rates after 2021, and it remains unclear whether LIBOR will continue to exist after that date and, if so, in what form. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in many major currencies. The U.S. Federal Reserve Board, based on the recommendations of the New York Federal Reserve’s Alternative Reference Rate Committee (comprised of major derivative market participants and their regulators), has begun publishing a Secured Overnight Funding Rate (“SOFR”) that is intended to replace U.S. dollar LIBOR. Proposals for alternative reference rates for other currencies have also been announced or have already begun publication.
Discontinuance of LIBOR and adoption/implementation of alternative rates pose a number of risks, including among others whether any substitute rate will experience the market participation and liquidity necessary to provide a workable substitute for LIBOR; the effect on parties’ existing contractual arrangements, hedging transactions, and investment strategies generally from a conversion from LIBOR to alternative rates; the effect on a Portfolio’s existing investments (including, for example, fixed-income investments; senior loans; CLOs and CDOs; and derivatives transactions), including the possibility that some of those investments may terminate or their terms may be adjusted to the disadvantage of a Portfolio; and the risk of general market disruption during the period of the conversion. It is difficult to predict at this time the likely impact of the transition away from LIBOR on a Portfolio.
NOTE 14 — LIQUIDITY
Consistent with Rule 22e-4 under the Investment Company Act of 1940, as amended, the Portfolios have established a liquidity risk management program to govern their approach to managing liquidity risk (the “Program”). The Board has approved the designation of the Portfolios’ Adviser, Voya Investments, LLC, as the program administrator (the “Program Administrator”). The Program Administrator is responsible for implementing and monitoring the Program and has formed a Liquidity Risk Management Committee (the “Committee”) to assess and review, on an ongoing basis, each Portfolio’s liquidity risk.
The Program includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of liquidity risk factors and the periodic classification (or re-classification, as necessary) of a Portfolio’s investments into buckets (highly liquid, moderately liquid, less liquid and illiquid) that reflect the Committee’s assessment of the investments’ liquidity under current market conditions. The Committee also utilizes Portfolio-specific data, including information regarding a Portfolio’s shareholder base, characteristics of its investments, access to borrowing arrangements and historical redemptions to determine whether a Portfolio will be able to meet its redemption obligations in a timely manner.
During the period covered by the liquidity report, December 1, 2018 through December 31, 2019, the Program supported the Portfolios’ ability to honor redemption requests timely and the Program Administrator’s management of each Portfolio’s liquidity risk, including during any periods of market volatility and net redemptions.
There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to each Portfolio’s prospectus for more information regarding each Portfolio’s exposure to liquidity risk and other risks.
NOTE 15 — MARKET DISRUPTION
A Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. War, terrorism, global health crises and pandemics, and other geopolitical events have led, and in the future may lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and world economies and markets generally. For example, the recent COVID-19 pandemic has resulted, and may continue to result, in significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn in economies throughout the world. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. Those events as well as other changes in non-U.S. and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the investments of the portfolio and of the Portfolios. Any of these occurrences could disrupt the operations of a Portfolio and of the Portfolios’ service providers.

43

NOTES TO FINANCIAL STATEMENTS as of June 30, 2020 (Unaudited) (continued)

NOTE 16 — OTHER ACCOUNTING PRONOUNCEMENTS
The Portfolios have made a change in accounting principles and adopted the provisions of Financial Accounting Standards Board Accounting Standards Update 2018-13 (“ASU 2018-13”), Fair Value Measurement (Topic 820): Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 introduces new fair value disclosure requirements as well as provides guidance that eliminates, adds and modifies certain disclosure requirements for fair value measurements. The impact of the Portfolios adoption was limited to changes in the Portfolios financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy and disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, when applicable. Upon evaluation, the Portfolios have concluded that the adoption of the new accounting principle does not materially impact the financial statement amounts.
In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), Reference Rate Reform (Topic 848) - Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of
2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying ASU 2020-04.
NOTE 17 — SUBSEQUENT EVENTS
Dividends: Subsequent to June 30, 2020, the following Portfolio declared dividends and distributions of:
	Type	Per Share Amount	Payable Date	Record Date
U.S. Bond Index
Class ADV	NII	$0.0207	August 3, 2020	Daily
Class I	NII	$0.0257	August 3, 2020	Daily
Class P2	NII	$0.0281	August 3, 2020	Daily
Class S	NII	$0.0232	August 3, 2020	Daily
Class S2	NII	$0.0218	August 3, 2020	Daily
All Classes	STCG	$0.0379	July 2, 2020	June 30, 2020
All Classes	LTCG	$0.0221	July 2, 2020	June 30, 2020

NII – Net investment income
STCG – Short-term capital gain
LTCG – Long-term capital gain
The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

44

Voya Emerging Markets	SUMMARY PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2020 (Unaudited)

Geographic Diversification as of June 30, 2020 (as a percentage of net assets)

China	39.9%
Taiwan	11.9%
South Korea	11.4%
India	7.8%
Brazil	5.1%
South Africa	3.7%
Russia	3.1%
Saudi Arabia	2.6%
Thailand	2.2%
Mexico	1.8%
Countries between 0.0% – 1.7%^	8.0%
Assets in Excess of Other Liabilities*	2.5%
Net Assets	100.0%
* Includes short-term investments.
^ Includes 18 countries, which each represents 0.0% – 1.7% of net assets.
Portfolio holdings are subject to change daily.

Shares		Value	Percentage of Net Assets
COMMON STOCK: 95.4%
	Argentina: 0.1%
26,994 (1)	Other Securities	$655,909	0.1

	Brazil: 3.7%
183,369	B3 SA - Brasil Bolsa Balcao	1,877,829	0.4
113,478	Banco Bradesco SA	399,607	0.1
19,500 (2)	Hapvida Participacoes e Investimentos SA	225,547	0.0
330,298	Petroleo Brasileiro SA	1,373,888	0.3
327,574	Vale SA	3,383,504	0.6
2,492,433 (1)	Other Securities	12,154,658	2.3
		19,415,033	3.7
	Chile: 0.5%
17,136,142	Other Securities	2,659,884	0.5

	China: 39.9%
106,000 (2)(3)	3SBio, Inc.	134,916	0.0
36,000 (2)	AK Medical Holdings Ltd.	114,758	0.0
166,316 (3)	Alibaba Group Holding Ltd. ADR	35,874,361	6.8
322,000 (3)	Alibaba Health Information Technology Ltd.	946,900	0.2
1,100,000 (3)	Alibaba Pictures Group Ltd.	147,265	0.0
38,000 (2)	A-Living Services Co. Ltd.	193,123	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
112,500 (2)	BAIC Motor Corp. Ltd. - H Shares	$49,233	0.0
24,419 (3)	Baidu, Inc. ADR	2,927,594	0.6
185,400	Bank of China Ltd. - A Shares	91,376	0.0
6,980,000	Bank of China Ltd. - H Shares	2,585,623	0.5
5,800 (2)(3)	CanSino Biologics, Inc. - H Shares	159,705	0.0
837,000 (2)	CGN Power Co. Ltd. - H Shares	173,537	0.0
8,470,000	China Construction Bank - H Shares	6,889,355	1.3
52,500 (2)	China East Education Holdings Ltd.	95,435	0.0
76,000 (2)(4)	China Feihe Ltd.	153,148	0.0
772,000 (2)	China Huarong Asset Management Co. Ltd. - H Shares	78,183	0.0
122,800 (2)(3)(4)	China International Capital Corp. Ltd. - H Shares	242,966	0.1
28,400 (2)(3)	China Literature Ltd. - H Shares	192,575	0.0
340,880	China Merchants Bank Co., Ltd. - H Shares	1,579,687	0.3
542,000	China Mobile Ltd.	3,659,617	0.7
147,000 (2)	China Railway Signal & Communication Corp. Ltd. - H Shares	63,482	0.0
134,000	China Resources Beer Holdings Co Ltd.	747,988	0.2
222,000	China Resources Cement Holdings Ltd. - H Shares	273,798	0.1
82,000	China Resources Gas Group Ltd.	401,211	0.1
290,444	China Resources Land Ltd.	1,110,134	0.2
120,500 (2)	China Resources Pharmaceutical Group Ltd.	69,801	0.0
168,000	China Resources Power Holdings Co.	198,172	0.0
5,200	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. - A Shares	21,487	0.0
3,986,000 (2)	China Tower Corp. Ltd. - H Shares	708,336	0.1
86,000 (2)	China Yuhua Education Corp. Ltd.	71,021	0.0
1,597,000	CNOOC Ltd.	1,792,358	0.3
166,500 (2)	Dali Foods Group Co. Ltd.	101,476	0.0

See Accompanying Notes to Financial Statements
45

Voya Emerging Markets	SUMMARY PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2020 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
42,000 (2)	Fuyao Glass Industry Group Co. Ltd. - H Shares	$100,560	0.0
36,800 (2)	Guotai Junan Securities Co. Ltd. - H Shares	51,178	0.0
71,000 (2)	Haidilao International Holding Ltd.	301,746	0.1
1,908,000 (3)(5)(6)	Hanergy Mobile Energy Holding Group Co Ltd.	—	—
44,000 (2)(3)	Hansoh Pharmaceutical Group Co. Ltd.	208,094	0.1
36,000 (2)(3)	Hua Hong Semiconductor Ltd.	126,204	0.0
128,400 (2)	Huatai Securities Co. Ltd. - H Shares	205,542	0.0
5,312,000	Industrial & Commercial Bank of China - H Shares	3,211,467	0.6
85,000 (2)(3)	Innovent Biologics, Inc.	632,629	0.1
75,410 (3)	JD.com, Inc. ADR	4,538,174	0.9
21,500 (2)(3)(4)	Koolearn Technology Holding Ltd.	86,770	0.0
37,800 (2)	Legend Holdings Corp. - H Shares	44,328	0.0
162,500 (2)	Longfor Group Holdings Ltd.	777,861	0.2
114,500 (2)	Luye Pharma Group Ltd. - H Shares	70,399	0.0
315,100 (3)	Meituan Dianping- Class B	7,041,343	1.3
7,242	NetEase, Inc. ADR	3,109,570	0.6
12,704 (3)	New Oriental Education & Technology Group, Inc. ADR	1,654,442	0.3
22,827 (3)	Pinduoduo, Inc. ADR	1,959,470	0.4
33,200 (2)(3)(4)	Ping An Healthcare and Technology Co. Ltd.	509,007	0.1
61,800	Ping An Insurance Group Co. of China Ltd. - A Shares	625,478	0.1
523,500	Ping An Insurance Group Co. of China Ltd. - H Shares	5,218,767	1.0
828,000 (2)	Postal Savings Bank of China Co. Ltd. - H Shares	477,110	0.1
34,015 (3)	TAL Education Group ADR	2,325,946	0.5
507,200	Tencent Holdings Ltd.	32,500,317	6.2
105,000 (2)	Topsports International Holdings Ltd.	135,089	0.0
16,168 (2)	WuXi AppTec Co. Ltd. - H Shares	211,149	0.1
81,500 (2)(3)	Wuxi Biologics Cayman, Inc. - H Shares	1,495,983	0.3
932,200 (2)(3)	Xiaomi Corp. - B Shares	1,549,086	0.3
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
31,993	Yum China Holdings, Inc.	$1,537,904	0.3
32,100 (2)(3)(4)	ZhongAn Online P&C Insurance Co. Ltd. - H Shares	160,118	0.0
53,980,264 (1)(7)(8)	Other Securities	78,056,207	14.8
		210,770,559	39.9
	Colombia: 0.2%
542,066	Other Securities	946,810	0.2

	Czech Republic: 0.1%
49,805 (2)	Moneta Money Bank AS	112,801	0.0
21,781 (1)	Other Securities	479,036	0.1
		591,837	0.1
	Egypt: 0.1%
286,606	Other Securities	612,358	0.1

	Greece: 0.1%
57,476 (1)(8)	Other Securities	697,171	0.1

	Hungary: 0.2%
69,171 (1)	Other Securities	1,187,658	0.2

	India: 7.8%
13,246 (2)(3)	Avenue Supermarts Ltd.	406,523	0.1
32,844 (2)	Bandhan Bank Ltd.	140,064	0.0
218,961 (3)	Bharti Airtel Ltd.	1,626,218	0.3
24,540	Bharti Infratel Ltd.	72,130	0.0
3,319 (2)	HDFC Asset Management Co. Ltd.	109,257	0.0
61,073 (2)(3)	HDFC Life Insurance Co., Ltd.	446,086	0.1
73,218	Hindustan Unilever Ltd.	2,116,790	0.4
146,571	Housing Development Finance Corp.	3,408,087	0.6
428,888	ICICI Bank Ltd.	1,999,538	0.4
16,928 (2)	ICICI Lombard General Insurance Co. Ltd.	284,359	0.1
29,308 (2)	ICICI Prudential Life Insurance Co. Ltd.	165,688	0.0
303,249	Infosys Ltd.	2,947,796	0.6
7,519 (2)	InterGlobe Aviation Ltd.	98,164	0.0
253,114	Reliance Industries Ltd.	5,757,437	1.1
33,636 (2)(3)	SBI Life Insurance Co. Ltd.	359,132	0.1
79,771	Tata Consultancy Services Ltd.	2,195,898	0.4
3,848,065 (1)	Other Securities	19,166,453	3.6
		41,299,620	7.8

See Accompanying Notes to Financial Statements
46

Voya Emerging Markets	SUMMARY PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2020 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Indonesia: 1.4%
881,800	Bank Central Asia Tbk PT	$1,764,307	0.3
24,204,200 (1)	Other Securities	5,787,548	1.1
		7,551,855	1.4
	Malaysia: 1.7%
6,035,396	Other Securities	9,012,941	1.7

	Mexico: 1.8%
3,008,900	America Movil SAB de CV	1,933,540	0.4
4,178,987 (1)	Other Securities	7,298,156	1.4
		9,231,696	1.8
	Pakistan: 0.0%
153,300	Other Securities	108,845	0.0

	Peru: 0.2%
24,981	Other Securities	1,009,877	0.2

	Philippines: 0.8%
3,548 (3)(5)(6)	Altus San Nicolas Corp.	—	—
5,419,663	Other Securities	4,309,845	0.8
		4,309,845	0.8
	Poland: 0.7%
4,251 (2)(3)	Dino Polska SA	216,538	0.0
495,843 (1)	Other Securities	3,446,450	0.7
		3,662,988	0.7
	Qatar: 0.8%
47,987	Qatar Electricity & Water Co. QSC	208,844	0.0
42,950	Qatar Fuel QSC	190,659	0.0
58,543	Qatar International Islamic Bank QSC	130,822	0.0
105,458	Qatar Islamic Bank SAQ	457,165	0.1
401,049	Qatar National Bank QPSC	1,922,934	0.4
1,260,626	Other Securities	1,316,523	0.3
		4,226,947	0.8
	Romania: 0.1%
34,127	Other Securities	175,078	0.1

	Russia: 3.1%
1,050,523	Gazprom PJSC	2,866,479	0.6
36,922	Lukoil PJSC	2,753,148	0.5
954,712	Sberbank of Russia PJSC	2,729,460	0.5
283,886,388	Other Securities	7,996,290	1.5
		16,345,377	3.1
	Saudi Arabia: 2.6%
109,628	Al Rajhi Bank	1,657,623	0.3
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Saudi Arabia (continued)
100,385 (2)	Saudi Arabian Oil Co.	$871,420	0.2
80,554	Saudi Basic Industries Corp.	1,897,096	0.4
1,206,423 (1)	Other Securities	9,271,380	1.7
		13,697,519	2.6
	Singapore: 0.0%
17,100 (2)	BOC Aviation Ltd.	110,082	0.0

	South Africa: 3.7%
39,410	Naspers Ltd.	7,242,785	1.4
2,974,045 (1)(7)	Other Securities	12,060,733	2.3
		19,303,518	3.7
	South Korea: 10.8%
1,444 (3)	Celltrion Pharm, Inc.	153,735	0.0
8,399 (3)	Celltrion, Inc.	2,149,622	0.4
1,032	Hyundai Department Store Co. Ltd.	48,560	0.0
6,686	Hyundai Engineering & Construction Co. Ltd.	185,210	0.0
1,573	Hyundai Glovis Co., Ltd.	133,734	0.0
841	Hyundai Heavy Industries Holdings Co., Ltd.	173,566	0.0
5,364	Hyundai Marine & Fire Insurance Co., Ltd.	102,970	0.0
6,117	Hyundai Mobis Co. Ltd.	981,896	0.2
13,883	Hyundai Motor Co.	1,140,397	0.2
6,637	Hyundai Steel Co.	114,781	0.0
4,157	LG Chem Ltd.	1,715,507	0.3
8,610	LG Corp.	513,855	0.1
20,991 (3)	LG Display Co., Ltd.	200,974	0.1
9,813	LG Electronics, Inc.	520,047	0.1
865	LG Household & Health Care Ltd.	969,500	0.2
1,248	LG Innotek Co. Ltd.	183,025	0.0
18,805	LG Uplus Corp.	192,172	0.0
10,938	NAVER Corp.	2,460,867	0.5
1,837 (2)(3)	Netmarble Corp.	153,970	0.0
1,473 (2)(3)	Samsung Biologics Co. Ltd.	955,620	0.2
7,740	Samsung C&T Corp.	752,924	0.2
2,025	Samsung Card Co.	46,281	0.0
5,176	Samsung Electro-Mechanics Co. Ltd.	561,545	0.1
422,849	Samsung Electronics Co., Ltd.	18,718,524	3.6
12,800 (3)	Samsung Engineering Co. Ltd.	131,920	0.0
2,820	Samsung Fire & Marine Insurance Co. Ltd.	414,609	0.1

See Accompanying Notes to Financial Statements
47

Voya Emerging Markets	SUMMARY PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2020 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	South Korea (continued)
38,642 (3)	Samsung Heavy Industries Co., Ltd.	$193,481	0.0
6,021	Samsung Life Insurance Co. Ltd.	226,379	0.1
4,914	Samsung SDI Co., Ltd.	1,502,513	0.3
3,128	Samsung SDS Co. Ltd.	442,446	0.1
5,056	Samsung Securities Co. Ltd.	111,775	0.0
48,512	SK Hynix, Inc.	3,463,685	0.7
543,682 (1)	Other Securities	17,231,970	3.3
		56,848,060	10.8
	Taiwan: 11.9%
1,105,170	HON HAI Precision Industry Co., Ltd.	3,244,951	0.6
133,820	MediaTek, Inc.	2,645,705	0.5
2,179,000	Taiwan Semiconductor Manufacturing Co., Ltd.	23,270,675	4.4
25,565,540 (1)	Other Securities	33,890,471	6.4
		63,051,802	11.9
	Thailand: 2.2%
156,400 (2)(3)	Central Retail Corp. PCL	167,588	0.0
127,500	PTT Exploration & Production PCL	383,288	0.1
206,000	PTT Global Chemical PCL (Foreign)	311,162	0.1
1,034,500	PTT PCL (Foreign)	1,276,983	0.2
12,381,418 (1)(7)	Other Securities	9,646,498	1.8
		11,785,519	2.2
	Turkey: 0.4%
1,290,976 (1)	Other Securities	2,275,144	0.4

	United Arab Emirates: 0.5%
1,813,897 (1)	Other Securities	2,742,287	0.5
	Total Common Stock (Cost $495,978,781)	504,286,219	95.4
PREFERRED STOCK: 2.1%
	Brazil: 1.4%
399,335	Banco Bradesco SA	1,538,418	0.3
431,025	Itau Unibanco Holding S.A.	2,036,988	0.4
422,100	Petroleo Brasileiro SA	1,690,542	0.3
732,844 (1)	Other Securities	2,210,420	0.4
		7,476,368	1.4
	Chile: 0.1%
44,844	Other Securities	354,457	0.1
Shares		Value	Percentage of Net Assets
PREFERRED STOCK (continued)
	Russia: 0.0%
610,123	Other Securities	$300,934	0.0

	South Korea: 0.6%
568	LG Chem Ltd.	119,499	0.0
140	LG Household & Health Care Ltd.	84,813	0.0
72,553	Samsung Electronics Co., Ltd.	2,826,252	0.5
5,011	Other Securities	247,566	0.1
		3,278,130	0.6
	Total Preferred Stock (Cost $14,820,391)	11,409,889	2.1
RIGHTS: 0.0%
	China: —%
3,223 (1)(8)	Other Securities	—	—

	South Korea: 0.0%
3,041 (1)	Other Securities	4,361	0.0

	Thailand: 0.0%
29,792 (1)	Other Securities	2,024	0.0
	Total Rights (Cost $19,442)	6,385	0.0
	Total Long-Term Investments (Cost $510,818,614)	515,702,493	97.5

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.8%
	Repurchase Agreements: 1.1%
381,149 (9)	Barclays Capital, Inc., Repurchase Agreement dated 06/30/20, 0.07%, due 07/01/20 (Repurchase Amount $381,150, collateralized by various U.S. Government Securities, 0.000%-2.500%, Market Value plus accrued interest $388,772, due 02/15/26-05/15/47)	381,149	0.1

See Accompanying Notes to Financial Statements
48

Voya Emerging Markets	SUMMARY PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
1,285,600 (9)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/30/20, 0.10%, due 07/01/20 (Repurchase Amount $1,285,604, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $1,311,312, due 08/01/20-02/20/70)	$1,285,600	0.2
1,285,628 (9)	Citigroup, Inc., Repurchase Agreement dated 06/30/20, 0.09%, due 07/01/20 (Repurchase Amount $1,285,631, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.500%-7.500%, Market Value plus accrued interest $1,311,341, due 07/31/21-05/20/70)	1,285,628	0.2
1,285,628 (9)	MUFG Securities America Inc., Repurchase Agreement dated 06/30/20, 0.09%, due 07/01/20 (Repurchase Amount $1,285,631, collateralized by various U.S. Government Agency Obligations, 2.500%-8.000%, Market Value plus accrued interest $1,311,341, due 08/01/23-07/01/50)	1,285,628	0.3
1,285,628 (9)	RBC Dominion Securities Inc., Repurchase Agreement dated 06/30/20, 0.09%, due 07/01/20 (Repurchase Amount $1,285,631, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $1,311,341, due 07/31/20-07/01/50)	1,285,628	0.3
	Total Repurchase Agreements (Cost $5,523,633)	5,523,633	1.1
Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.7%
9,076,000(10)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.150% (Cost $9,076,000)	9,076,000	1.7
Shares	Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
Total Short-Term Investments (Cost $14,599,633)	$14,599,633	2.8
Total Investments in Securities (Cost $525,418,247)	$530,302,126	100.3
Liabilities in Excess of Other Assets	(1,702,907)	(0.3)
Net Assets	$528,599,219	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2020.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

ADR
American Depositary Receipt

(1)
The grouping contains non-income producing securities.

(2)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(3)
Non-income producing security.

(4)
Security, or a portion of the security, is on loan.

(5)
For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.

(6)
Restricted security as to resale, excluding Rule 144A securities. As of June 30, 2020, the Portfolio held restricted securities with a fair value of  $ — or 0.0% of net assets. Please refer to the table below for additional details.

(7)
The grouping contains securities on loan.

(8)
The grouping contains Level 3 securities.

(9)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(10)
Rate shown is the 7-day yield as of June 30, 2020.

Sector Diversification	Percentage of Net Assets
Financials	18.7%
Consumer Discretionary	16.9
Information Technology	16.5
Communication Services	13.2
Materials	6.7
Consumer Staples	6.3
Energy	5.8
Industrials	4.5
Health Care	4.2
Real Estate	2.5
Utilities	2.2
Rights	0.0
Financial	0.0
Short-Term Investments	2.8
Liabilities in Excess of Other Assets	(0.3)
Net Assets	100.0%

See Accompanying Notes to Financial Statements
49

Voya Emerging Markets	SUMMARY PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2020 (Unaudited) (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2020
Asset Table
Investments, at fair value
Common Stock
Argentina	$655,909	$—	$—	$655,909
Brazil	19,415,033	—	—	19,415,033
Chile	2,659,884	—	—	2,659,884
China	63,645,163	147,125,396	—	210,770,559
Colombia	946,810	—	—	946,810
Czech Republic	—	591,837	—	591,837
Egypt	—	612,358	—	612,358
Greece	168,632	528,539	—	697,171
Hungary	—	1,187,658	—	1,187,658
India	—	41,299,620	—	41,299,620
Indonesia	—	7,551,855	—	7,551,855
Malaysia	—	9,012,941	—	9,012,941
Mexico	9,231,696	—	—	9,231,696
Pakistan	33,290	75,555	—	108,845
Peru	1,009,877	—	—	1,009,877
Philippines	—	4,309,845	—	4,309,845
Poland	—	3,662,988	—	3,662,988
Qatar	—	4,226,947	—	4,226,947
Romania	—	175,078	—	175,078
Russia	376,560	15,968,817	—	16,345,377
Saudi Arabia	135,352	13,562,167	—	13,697,519
Singapore	—	110,082	—	110,082
South Africa	1,080,320	18,223,198	—	19,303,518
South Korea	—	56,848,060	—	56,848,060
Taiwan	—	63,051,802	—	63,051,802
Thailand	—	11,785,519	—	11,785,519
Turkey	407,823	1,867,321	—	2,275,144
United Arab Emirates	—	2,742,287	—	2,742,287
Total Common Stock	99,766,349	404,519,870	—	504,286,219
Preferred Stock	7,830,825	3,579,064	—	11,409,889
Rights	4,361	2,024	—	6,385
Short-Term Investments	9,076,000	5,523,633	—	14,599,633
Total Investments, at fair value	$116,677,535	$413,624,591	$—	$530,302,126
Other Financial Instruments+
Futures	164,625	—	—	164,625
Total Assets	$116,842,160	$413,624,591	$—	$530,466,751
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(368)	$—	$(368)
Total Liabilities	$—	$(368)	$—	$(368)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

See Accompanying Notes to Financial Statements
50

Voya Emerging Markets	SUMMARY PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2020 (Unaudited) (continued)

#
The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

At June 30, 2020, Voya Emerging Markets Index Portfolio held the following restricted securities:
Security	Acquisition Date	Acquisition Cost	Fair Value
Altus San Nicolas Corp.	8/13/2019	$351	$—
Hanergy Mobile Energy Holding Group Co Ltd.	6/11/2019	951,967	—
		$52,318	$—
At June 30, 2020, the following forward foreign currency contracts were outstanding for Voya Emerging Markets Index Portfolio:
Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 71,567	EGP1,161,037	The Bank of New York Mellon	07/06/20	$(368)
				$(368)
At June 30, 2020, the following futures contracts were outstanding for Voya Emerging Markets Index Portfolio:
Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
Mini MSCI Emerging Markets Index	260	09/18/20	$12,814,100	$164,625
			$12,814,100	$164,625
Currency Abbreviations
EGP – Egyptian Pound
USD – United States Dollar
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2020 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Net Assets — Unrealized appreciation*	$164,625
Total Asset Derivatives		$164,625
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$368
Total Liabiity Derivatives		$368

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table within the Portfolio of Investments.

See Accompanying Notes to Financial Statements
51

Voya Emerging Markets	SUMMARY PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2020 (Unaudited) (continued)

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2020 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Forward foreign currency contracts	Futures	Total
Foreign exchange contracts	$(97,599)	$—	$(97,599)
Equity contracts	—	1,795,164	1,795,164
Total	$(97,599)	$1,795,164	$1,697,565
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Forward foreign currency contracts	Futures	Total
Foreign exchange contracts	$(368)	$—	$(368)
Equity contracts	—	(84,246)	(84,246)
Total	$(368)	$(84,246)	$(84,614)
The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2020:
The Bank of New York Mellon
Liabilities:
Forward foreign currency contracts	$368
Total Liabilities	$368
Net OTC derivative instruments by counterparty, at fair value	$(368)
Total collateral pledged by the Portfolio/(Received from counterparty)	$—
Net Exposure(1)	$(368)

(1)
Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

At June 30, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $555,057,931.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$76,121,694
Gross Unrealized Depreciation	(99,387,765)
Net Unrealized Depreciation	$(23,266,071)
See Accompanying Notes to Financial Statements
52

SUMMARY PORTFOLIO OF INVESTMENTS
Voya International Index Portfolio	as of June 30, 2020 (Unaudited)

Geographic Diversification as of June 30, 2020 (as a percentage of net assets)

Japan	24.6%
United Kingdom	12.5%
Switzerland	10.3%
France	10.1%
Germany	8.9%
Australia	6.8%
Netherlands	5.5%
Hong Kong	3.0%
Sweden	2.8%
Spain	2.3%
Countries between 0.0% – 2.3%^	10.3%
Assets in Excess of Other Liabilities*	2.9%
Net Assets	100.0%
* Includes short-term investments.
^ Includes 15 countries, which each represents 0.0% – 2.3% of net assets.
Portfolio holdings are subject to change daily.

Shares		Value	Percentage of Net Assets
COMMON STOCK: 96.6%
	Australia: 6.8%
460,586 (1)	BHP Group Ltd.	$11,467,585	0.5
330,224	BHP Group PLC	6,757,373	0.3
276,778	Commonwealth Bank of Australia	13,366,771	0.6
70,965	CSL Ltd.	14,114,111	0.7
58,040	Rio Tinto Ltd.	3,974,195	0.2
564,689	Westpac Banking Corp.	7,077,445	0.3
13,758,728 (2)(3)(4)	Other Securities	88,079,033	4.2
		144,836,513	6.8
	Austria: 0.2%
130,023 (2)(3)	Other Securities	3,507,239	0.2

	Belgium: 0.9%
320,316 (2)(3)	Other Securities	19,058,340	0.9

	China: 0.2%
269,200 (5)	Budweiser Brewing Co. APAC Ltd.	788,065	0.0
584,450 (2)(3)	Other Securities	2,988,647	0.2
		3,776,712	0.2
	Denmark: 2.3%
276,652	Novo Nordisk A/S	18,023,251	0.8
29,577 (5)	Orsted A/S	3,413,228	0.2
377,118 (2)(3)	Other Securities	26,768,921	1.3
		48,205,400	2.3
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Finland: 1.1%
1,951,862 (2)(3)	Other Securities	$24,275,196	1.1

	France: 10.1%
73,970	Air Liquide SA	10,695,038	0.5
9,483 (5)(6)	Amundi SA	745,488	0.0
13,438 (5)	La Francaise des Jeux SAEM	415,342	0.0
39,268 (6)	L’Oreal S.A.	12,673,558	0.6
43,429	LVMH Moet Hennessy Louis Vuitton SE	19,173,606	0.9
176,436	Sanofi	17,993,683	0.8
86,444	Schneider Electric SE	9,615,702	0.5
386,465 (1)	Total SA	14,901,410	0.7
80,564	Vinci SA	7,470,124	0.4
21,438 (5)(6)	Worldline SA/France	1,869,159	0.1
3,373,502 (2)(3)	Other Securities	118,234,220	5.6
		213,787,330	10.1
	Germany: 8.4%
29,768 (6)	Adidas AG	7,848,349	0.4
65,225	Allianz SE	13,328,174	0.6
143,605	BASF SE	8,066,159	0.4
153,603	Bayer AG	11,385,546	0.5
27,182 (5)(6)	Covestro AG	1,035,310	0.0
20,014 (5)(6)	Delivery Hero SE	2,056,775	0.1
521,120	Deutsche Telekom AG	8,743,955	0.4
163,266	SAP SE	22,822,764	1.1
16,823 (5)	Scout24 AG	1,301,552	0.1
119,608	Siemens AG	14,106,166	0.7
23,453 (5)	Siemens Healthineers AG	1,127,337	0.0
23,720 (5)(6)	Zalando SE	1,682,702	0.1
2,562,980 (2)(3)	Other Securities	83,777,981	4.0
		177,282,770	8.4
	Hong Kong: 3.0%
1,890,099	AIA Group Ltd.	17,686,800	0.8
187,288	Hong Kong Exchanges and Clearing Ltd.	7,976,920	0.4
1,496,500 (5)	WH Group Ltd.	1,293,267	0.1
8,628,682 (2)	Other Securities	35,681,393	1.7
		62,638,380	3.0
	Ireland: 0.7%
254,926 (3)	Other Securities	13,761,339	0.7

	Israel: 0.6%
944,352 (3)	Other Securities	12,913,041	0.6

	Italy: 2.0%
1,271,653	Enel S.p.A.	10,997,770	0.5
37,524 (5)	Infrastrutture Wireless Italiane SpA	376,675	0.0

See Accompanying Notes to Financial Statements
53

SUMMARY PORTFOLIO OF INVESTMENTS
Voya International Index Portfolio	as of June 30, 2020 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Italy (continued)
58,892 (5)(6)	Nexi SpA	$1,021,214	0.1
62,540 (5)(6)	Pirelli & C SpA	266,065	0.0
81,684 (5)	Poste Italiane SpA	713,526	0.0
6,548,487 (2)(3)	Other Securities	29,331,402	1.4
		42,706,652	2.0
	Japan: 24.6%
88,693	Daiichi Sankyo Co., Ltd.	7,254,343	0.3
257,801	KDDI Corp.	7,692,046	0.4
28,488	Keyence Corp.	11,938,225	0.6
200,148	Mitsubishi Chemical Holdings Corp.	1,167,197	0.0
211,293	Mitsubishi Corp.	4,464,986	0.2
285,361	Mitsubishi Electric Corp.	3,727,177	0.2
184,927	Mitsubishi Estate Co., Ltd.	2,755,748	0.1
24,739	Mitsubishi Gas Chemical Co., Inc.	376,266	0.0
50,119	Mitsubishi Heavy Industries Ltd.	1,183,315	0.1
17,451	Mitsubishi Materials Corp.	368,486	0.0
104,815	Mitsubishi Motors Corp.	259,776	0.0
1,911,206	Mitsubishi UFJ Financial Group, Inc.	7,521,599	0.3
63,076	Mitsubishi UFJ Lease & Finance Co., Ltd.	300,989	0.0
17,494	Nintendo Co., Ltd.	7,821,023	0.4
299,400 (1)	Softbank Corp.	3,816,223	0.2
245,092	SoftBank Group Corp.	12,359,419	0.6
199,070	Sony Corp.	13,741,838	0.6
203,951	Sumitomo Mitsui Financial Group, Inc.	5,755,865	0.3
52,785	Sumitomo Mitsui Trust Holdings, Inc.	1,487,501	0.1
246,422	Takeda Pharmaceutical Co., Ltd.	8,853,442	0.4
22,905	Toyota Industries Corp.	1,217,462	0.1
331,658	Toyota Motor Corp.	20,856,011	1.0
33,254	Toyota Tsusho Corp.	848,021	0.0
21,284,876 (2)(3)	Other Securities	396,571,362	18.7
		522,338,320	24.6
	Luxembourg: 0.0%
73,831	Other Securities	479,797	0.0

	Macau: 0.2%
1,272,405	Other Securities	4,590,919	0.2

	Netherlands: 5.5%
66,136 (5)	ABN AMRO Bank NV	569,141	0.0
2,823 (5)(6)	Adyen NV	4,108,840	0.2
66,552	ASML Holding NV	24,345,481	1.2
18,975 (1)(5)(6)	Just Eat Takeaway.com NV	1,983,353	0.1
172,099	Koninklijke Ahold Delhaize NV	4,690,375	0.2
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Netherlands (continued)
26,948	Koninklijke DSM NV	$3,740,849	0.2
558,550	Koninklijke KPN NV	1,485,689	0.1
140,205 (1)(6)	Koninklijke Philips NV	6,540,212	0.3
10,993	Koninklijke Vopak NV	581,465	0.0
76,205 (6)	Prosus NV	7,083,860	0.3
643,529	Royal Dutch Shell PLC - Class A	10,303,677	0.5
582,262	Royal Dutch Shell PLC - Class B	8,827,234	0.4
228,384	Unilever NV	12,176,868	0.6
1,460,673 (2)(3)	Other Securities	30,095,720	1.4
		116,532,764	5.5
	New Zealand: 0.3%
1,051,506 (3)	Other Securities	6,712,912	0.3

	Norway: 0.5%
888,314 (2)(3)	Other Securities	10,713,585	0.5

	Portugal: 0.2%
517,919	Other Securities	3,508,042	0.2

	Singapore: 1.1%
7,682,743 (2)(3)	Other Securities	23,045,304	1.1

	Spain: 2.3%
10,554 (5)(6)	Aena SME SA	1,411,503	0.1
39,160 (5)	Cellnex Telecom SA	2,391,793	0.1
908,120	Iberdrola S.A. - IBEE	10,601,964	0.5
37,274 (6)	Siemens Gamesa Renewable Energy SA	663,659	0.0
6,072,239 (2)(3)(4)	Other Securities	34,495,026	1.6
		49,563,945	2.3
	Sweden: 2.8%
19,878 (5)	Evolution Gaming Group AB	1,180,666	0.1
3,503,948 (2)(3)	Other Securities	58,120,470	2.7
		59,301,136	2.8
	Switzerland: 10.3%
465,299	Nestle SA	51,587,991	2.4
335,883	Novartis AG	29,262,486	1.4
109,846	Roche Holding AG	38,056,096	1.8
23,391	Zurich Insurance Group AG	8,288,145	0.4
3,474,895 (2)(3)	Other Securities	91,398,128	4.3
		218,592,846	10.3
	United Arab Emirates: 0.0%
19,351	Other Securities	6,870	0.0

	United Kingdom: 12.5%
205,161	AstraZeneca PLC	21,351,936	1.0
151,048 (5)	Auto Trader Group PLC	983,433	0.0
3,166,611	BP PLC	12,131,384	0.6

See Accompanying Notes to Financial Statements
54

SUMMARY PORTFOLIO OF INVESTMENTS
Voya International Index Portfolio	as of June 30, 2020 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United Kingdom (continued)
358,651	British American Tobacco PLC	$13,755,230	0.7
365,383	Diageo PLC	12,144,324	0.6
784,319	GlaxoSmithKline PLC	15,842,950	0.7
3,176,054	HSBC Holdings PLC	14,760,946	0.7
110,970	Reckitt Benckiser Group PLC	10,209,032	0.5
175,374	Rio Tinto PLC	9,869,412	0.5
182,700	Unilever PLC	9,855,001	0.5
34,351,963 (2)(3)	Other Securities	142,951,368	6.7
		263,855,016	12.5
	Total Common Stock (Cost $1,868,783,168)	$2,045,990,368	96.6
PREFERRED STOCK: 0.5%
	Germany: 0.5%
106,131 (3)	Other Securities	11,099,848	0.5
	Total Preferred Stock
	(Cost $10,856,101)	11,099,848	0.5
RIGHTS: 0.0%
	Spain: 0.0%
1,059,232 (3)	Other Securities	334,917	0.0
	Total Rights (Cost $366,450)	334,917	0.0
	Total Long-Term Investments
	(Cost $1,880,005,719)	2,057,425,133	97.1

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 6.0%
	Floating Rate Notes: 0.0%
575,000 (7)	Commonwealth Bank of Australia, 0.360%, 07/06/2020 (Cost $574,995)	574,995	0.0
	Repurchase Agreements: 3.7%
2,666,742 (7)	Amherst Pierpoint Securities LLC, Repurchase Agreement dated 06/30/20, 0.14%, due 07/01/20 (Repurchase Amount $2,666,752, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.000%, Market Value plus accrued interest $2,720,077, due 08/13/20-05/20/70)	2,666,742	0.1
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
5,594,196 (7)	BNP Paribas S.A., Repurchase Agreement dated 06/30/20, 0.24%, due 07/01/20 (Repurchase Amount $5,594,233, collateralized by various U.S. Government Securities, 1.106%-6.500%, Market Value plus accrued interest $5,873,906, due 08/15/20-03/19/40)	$5,594,196	0.3
15,977,167 (7)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/30/20, 0.10%, due 07/01/20 (Repurchase Amount $15,977,211, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $16,296,710, due 08/01/20-02/20/70)	15,977,167	0.8
3,135,767 (7)	CF Secured LLC, Repurchase Agreement dated 06/30/20, 0.10%, due 07/01/20 (Repurchase Amount $3,135,776, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.500%-5.500%, Market Value plus accrued interest $3,198,482, due 01/01/29-06/01/50)	3,135,767	0.1
6,734,161 (7)	Citadel Securities LLC, Repurchase Agreement dated 06/30/20, 0.15%, due 07/01/20 (Repurchase Amount $6,734,189, collateralized by various U.S. Government Securities, 0.000%-7.625%, Market Value plus accrued interest $6,868,873, due 07/31/20-11/15/49)	6,734,161	0.3

See Accompanying Notes to Financial Statements
55

SUMMARY PORTFOLIO OF INVESTMENTS
Voya International Index Portfolio	as of June 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
19,395,077 (7)	Citigroup, Inc., Repurchase Agreement dated 06/30/20, 0.09%, due 07/01/20 (Repurchase Amount $19,395,125, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.500%-7.500%, Market Value plus accrued interest $19,782,979, due 07/31/21-05/20/70)	$19,395,077	0.9
3,460,861 (7)	Deutsche Bank Securities Inc., Repurchase Agreement dated 06/30/20, 0.07%, due 07/01/20 (Repurchase Amount $3,460,868, collateralized by various U.S. Government Securities, 0.500%, Market Value plus accrued interest $3,530,078, due 06/30/27)	3,460,861	0.2
4,105,109 (7)	Industrial & Comm. Bank of China, Repurchase Agreement dated 06/30/20, 0.11%, due 07/01/20 (Repurchase Amount $4,105,121, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $4,187,211, due 07/15/20-06/01/50)	4,105,109	0.2
16,063,602 (7)	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/20, 0.24%, due 07/01/ 20 (Repurchase Amount $16,063,708, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $16,422,109, due 01/15/22-02/15/47)	16,063,602	0.8
	Total Repurchase Agreements
	(Cost $77,132,682)	77,132,682	3.7

Shares		Value	Percentage of Net Assets
	Mutual Funds(7): 2.3%
1,874,000 (7)(8)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.100%	1,874,000	0.0
Shares		Value	Percentage of Net Assets
	Mutual Funds(7) (continued)
46,407,000 (7)(8)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.150%	$46,407,000	2.2
1,874,000 (7)(8)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 0.050%	1,874,000	0.1
	Total Mutual Funds (Cost $50,155,000)	50,155,000	2.3
	Total Short-Term Investments (Cost $127,862,677)	127,862,677	6.0
	Total Investments in Securities (Cost $2,007,868,396)	$2,185,287,810	103.1
	Liabilities in Excess of Other Assets	(66,181,957)	(3.1)
	Net Assets	$2,119,105,853	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2020.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

(1)
Security, or a portion of the security, is on loan.

(2)
The grouping contains securities on loan.

(3)
The grouping contains non-income producing securities.

(4)
The grouping contains Level 3 securities.

(5)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(6)
Non-income producing security.

(7)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(8)
Rate shown is the 7-day yield as of June 30, 2020.

Sector Diversification	Percentage of Net Assets
Financials	15.6%
Industrials	14.1
Health Care	14.0
Consumer Staples	11.6
Consumer Discretionary	11.0
Information Technology	8.1
Materials	7.1
Communication Services	5.3
Utilities	3.9
Energy	3.3
Real Estate	3.1
Rights	0.0
Short-Term Investments	6.0
Liabilities in Excess of Other Assets	(3.1)
Net Assets	100.0%

See Accompanying Notes to Financial Statements
56

SUMMARY PORTFOLIO OF INVESTMENTS
Voya International Index Portfolio	as of June 30, 2020 (Unaudited) (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2020
Asset Table
Investments, at fair value
Common Stock
Australia	$—	$144,836,513	$—	$144,836,513
Austria	—	3,507,239	—	3,507,239
Belgium	—	19,058,340	—	19,058,340
China	1,136,617	2,640,095	—	3,776,712
Denmark	3,413,228	44,792,172	—	48,205,400
Finland	—	24,275,196	—	24,275,196
France	—	213,787,330	—	213,787,330
Germany	1,109,837	176,172,933	—	177,282,770
Hong Kong	1,988,664	60,649,716	—	62,638,380
Ireland	—	13,761,339	—	13,761,339
Israel	6,699,181	6,213,860	—	12,913,041
Italy	—	42,706,652	—	42,706,652
Japan	—	522,338,320	—	522,338,320
Luxembourg	—	479,797	—	479,797
Macau	—	4,590,919	—	4,590,919
Netherlands	29,047,462	87,485,302	—	116,532,764
New Zealand	—	6,712,912	—	6,712,912
Norway	—	10,713,585	—	10,713,585
Portugal	—	3,508,042	—	3,508,042
Singapore	—	23,045,304	—	23,045,304
Spain	—	49,563,945	—	49,563,945
Sweden	—	59,301,136	—	59,301,136
Switzerland	—	218,592,846	—	218,592,846
United Arab Emirates	—	6,870	—	6,870
United Kingdom	306,838	263,548,178	—	263,855,016
Total Common Stock	43,701,827	2,002,288,541	—	2,045,990,368
Preferred Stock	—	11,099,848	—	11,099,848
Rights	334,917	—	—	334,917
Short-Term Investments	50,155,000	77,707,677	—	127,862,677
Total Investments, at fair value	$94,191,744	$2,091,096,066	$—	$2,185,287,810
Other Financial Instruments+
Futures	425,308	—	—	425,308
Total Assets	$94,617,052	$2,091,096,066	$—	$2,185,713,118

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

#
The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

See Accompanying Notes to Financial Statements
57

SUMMARY PORTFOLIO OF INVESTMENTS
Voya International Index Portfolio	as of June 30, 2020 (Unaudited) (continued)

At June 30, 2020, the following futures contracts were outstanding for Voya International Index Portfolio:
Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
Mini MSCI EAFE Index	651	09/18/20	$57,886,920	$425,308
			$57,886,920	$425,308
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2020 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Net Assets — Unrealized appreciation*	$425,308
Total Asset Derivatives		$425,308

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table within the Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2020 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(5,744,437)
Total	$(5,744,437)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$56,178
Total	$56,178
At June 30, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $2,044,738,200.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$404,409,016
Gross Unrealized Depreciation	(261,078,667)
Net Unrealized Appreciation	$143,330,349
See Accompanying Notes to Financial Statements
58

Voya Russell™ Large Cap	SUMMARY PORTFOLIO OF INVESTMENTS
Growth Index Portfolio	as of June 30, 2020 (Unaudited)

Sector Diversification as of June 30, 2020 (as a percentage of net assets)

Information Technology	45.0%
Consumer Discretionary	16.3%
Health Care	13.2%
Communication Services	12.2%
Consumer Staples	4.9%
Industrials	3.0%
Real Estate	2.2%
Financials	1.7%
Materials	0.5%
Telecommunications	0.0%
Assets in Excess of Other Liabilities*	1.0%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.

Shares		Value	Percentage of Net Assets
COMMON STOCK: 99.0%
	Communication Services: 12.2%
23,115 (1)	Alphabet, Inc. - Class A	$32,778,226	2.7
22,816 (1)	Alphabet, Inc. - Class C	32,252,926	2.7
13,400 (1)	Charter Communications, Inc.	6,834,536	0.5
238,273 (1)	Facebook, Inc.- Class A	54,104,650	4.5
42,198 (1)	NetFlix, Inc.	19,201,778	1.6
33,843 (2)	Other Securities	2,789,465	0.2
		147,961,581	12.2
	Consumer Discretionary: 16.3%
42,075 (1)	Amazon.com, Inc.	116,077,352	9.6
4,054 (1)	Booking Holdings, Inc.	6,455,346	0.5
53,296	Home Depot, Inc.	13,351,181	1.1
74,995	Lowe’s Cos, Inc.	10,133,324	0.9
120,191	Nike, Inc. - Class B	11,784,728	1.0
14,673 (1)	Tesla, Inc.	15,844,052	1.3
303,503	Other Securities	22,890,482	1.9
		196,536,465	16.3
	Consumer Staples: 4.9%
225,167	Coca-Cola Co.	10,060,462	0.8
38,663	Costco Wholesale Corp.	11,723,008	1.0
101,090	PepsiCo, Inc.	13,370,163	1.1
108,090	Procter & Gamble Co.	12,924,321	1.1
170,885 (2)	Other Securities	11,269,479	0.9
		59,347,433	4.9
	Financials: 1.7%
127,492	Other Securities	20,701,051	1.7
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: 13.2%
65,861	Abbott Laboratories	$6,021,671	0.5
164,316	AbbVie, Inc.	16,132,545	1.3
58,407	Amgen, Inc.	13,775,875	1.1
83,580	Eli Lilly & Co.	13,722,164	1.1
14,553 (1)	Illumina, Inc.	5,389,704	0.5
11,483 (1)	Intuitive Surgical, Inc.	6,543,358	0.6
219,092	Merck & Co., Inc.	16,942,384	1.4
9,593 (1)	Regeneron Pharmaceuticals, Inc.	5,982,675	0.5
23,003	Thermo Fisher Scientific, Inc.	8,334,907	0.7
77,936	UnitedHealth Group, Inc.	22,987,223	1.9
25,751 (1)	Vertex Pharmaceuticals, Inc.	7,475,773	0.6
42,677	Zoetis, Inc.	5,848,456	0.5
275,829 (2)	Other Securities	30,648,117	2.5
		159,804,852	13.2
	Industrials: 3.0%
36,800	3M Co.	5,740,432	0.5
24,552	Lockheed Martin Corp.	8,959,516	0.7
34,355	Union Pacific Corp.	5,808,400	0.5
185,103 (2)	Other Securities	16,288,644	1.3
		36,796,992	3.0
	Information Technology: 45.0%
63,246	Accenture PLC	13,580,181	1.1
47,733 (1)	Adobe, Inc.	20,778,652	1.7
107,590 (1)	Advanced Micro Devices, Inc.	5,660,310	0.5
405,842	Apple, Inc.	148,051,162	12.3
90,895	Applied Materials, Inc.	5,494,603	0.5
36,667	Automatic Data Processing, Inc.	5,459,350	0.5
36,719	Broadcom, Inc.	11,588,884	1.0
25,000	Intuit, Inc.	7,404,750	0.6
87,539	Mastercard, Inc. - Class A	25,885,282	2.1
743,069	Microsoft Corp.	151,221,972	12.5
58,577	Nvidia Corp.	22,253,988	1.8
172,339	Oracle Corp.	9,525,176	0.8
116,530 (1)	PayPal Holdings, Inc.	20,303,022	1.7
111,673	Qualcomm, Inc.	10,185,694	0.8
79,663 (1)	Salesforce.com, Inc.	14,923,270	1.2
18,854 (1)	ServiceNow, Inc.	7,637,001	0.6
45,359	Texas Instruments, Inc.	5,759,232	0.5
167,539	Visa, Inc. - Class A	32,363,509	2.7
143,939 (2)(3)	Other Securities	25,108,219	2.1
		543,184,257	45.0

See Accompanying Notes to Financial Statements
59

Voya Russell™ Large Cap	SUMMARY PORTFOLIO OF INVESTMENTS
Growth Index Portfolio	as of June 30, 2020 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Materials: 0.5%
15,870	Other Securities	$6,371,970	0.5

	Real Estate: 2.2%
43,767	American Tower Corp.	11,315,520	1.0
38,457	Crown Castle International Corp.	6,435,779	0.5
8,719	Equinix, Inc.	6,123,354	0.5
11,236	Other Securities	2,312,894	0.2
		26,187,547	2.2
	Total Common Stock (Cost $549,615,698)	1,196,892,148	99.0
RIGHTS: 0.0%
	Telecommunications: 0.0%
14,703 (2)	Other Securities	2,470	0.0
	Total Rights (Cost $ —)	2,470	0.0
	Total Long-Term Investments (Cost $549,615,698)	1,196,894,618	99.0

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.3%
	Repurchase Agreements: 0.2%
1,000,000 (4)	Citigroup, Inc., Repurchase Agreement dated 06/30/20, 0.09%, due 07/01/20 (Repurchase Amount $1,000,002, collateralized by various U.S. Government/ U.S. Government Agency Obligations, 0.500%-7.500%, Market Value plus accrued interest $1,020,000, due 07/31/21-05/20/70)	1,000,000	0.1
169,437 (4)	Deutsche Bank Securities Inc., Repurchase Agreement dated 06/30/20, 0.07%, due 07/01/20 (Repurchase Amount $169,437, collateralized by various U.S. Government Securities, 0.500%, Market Value plus accrued interest $172,826, due 06/30/27)	169,437	0.0
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
1,000,000 (4)	RBC Dominion Securities Inc., Repurchase Agreement dated 06/30/20, 0.09%, due 07/01/20 (Repurchase Amount $1,000,002, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $1,020,000, due 07/31/20-07/01/50)	$1,000,000	0.1
	Total Repurchase Agreements
	(Cost $2,169,437)	2,169,437	0.2

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.1%
13,476,000 (5)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.150%
	(Cost $13,476,000)	13,476,000	1.1
	Total Short-Term Investments
	(Cost $15,645,437)	15,645,437	1.3
	Total Investments in Securities (Cost $565,261,135)	$1,212,540,055	100.3
	Liabilities in Excess of Other Assets	(3,993,669)	(0.3)
	Net Assets	$1,208,546,386	100.0
“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2020.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

(1)
Non-income producing security.

(2)
The grouping contains non-income producing securities.

(3)
The grouping contains securities on loan.

(4)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(5)
Rate shown is the 7-day yield as of June 30, 2020.

See Accompanying Notes to Financial Statements
60

Voya Russell™ Large Cap	SUMMARY PORTFOLIO OF INVESTMENTS
Growth Index Portfolio	as of June 30, 2020 (Unaudited) (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2020
Asset Table
Investments, at fair value
Common Stock*	$1,196,892,148	$—	$—	$1,196,892,148
Rights	2,470	—	—	2,470
Short-Term Investments	13,476,000	2,169,437	—	15,645,437
Total Investments, at fair value	$1,210,370,618	$2,169,437	$—	$1,212,540,055
Other Financial Instruments+
Futures	272,476	—	—	272,476
Total Assets	$1,210,643,094	$2,169,437	$—	$1,212,812,531

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At June 30, 2020, the following futures contracts were outstanding for Voya Russell™ Large Cap Growth Index Portfolio:
Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P 500® E-Mini	97	09/18/20	$14,987,470	$272,476
			$14,987,470	$272,476
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2020 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Net Assets — Unrealized appreciation*	$272,476
Total Asset Derivatives		$272,476

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table within the Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2020 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(398,842)
Total	$(398,842)
See Accompanying Notes to Financial Statements
61

Voya Russell™ Large Cap	SUMMARY PORTFOLIO OF INVESTMENTS
Growth Index Portfolio	as of June 30, 2020 (Unaudited) (continued)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	26,216
Total	$26,216
At June 30, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $565,616,404.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$649,619,527
Gross Unrealized Depreciation	(2,423,400)
Net Unrealized Appreciation	$647,196,127
See Accompanying Notes to Financial Statements
62

Voya Russell™ Large Cap	SUMMARY PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2020 (Unaudited)

Sector Diversification as of June 30, 2020 (as a percentage of net assets)

Information Technology	45.0%
Consumer Discretionary	16.3%
Health Care	13.2%
Communication Services	12.2%
Consumer Staples	4.9%
Industrials	3.0%
Real Estate	2.2%
Financials	1.7%
Materials	0.5%
Telecommunications	0.0%
Assets in Excess of Other Liabilities*	1.0%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.

Shares		Value	Percentage of Net Assets
COMMON STOCK: 99.2%
	Communication Services: 12.2%
13,710 (1)	Alphabet, Inc. - Class A	$19,441,466	2.0
13,534 (1)	Alphabet, Inc. - Class C	19,131,798	1.9
325,688	AT&T, Inc.	9,845,548	1.0
206,963	Comcast Corp. - Class A	8,067,418	0.8
109,673 (1)	Facebook, Inc. - Class A	24,903,448	2.5
19,423 (1)	NetFlix, Inc.	8,838,242	0.9
189,248	Verizon Communications, Inc.	10,433,242	1.1
82,545	Walt Disney Co.	9,204,593	0.9
78,915 (2)	Other Securities	10,369,886	1.1
		120,235,641	12.2
	Consumer Discretionary: 11.2%
19,367 (1)	Amazon.com, Inc.	53,430,067	5.4
49,063	Home Depot, Inc.	12,290,772	1.2
34,000	McDonald’s Corp.	6,271,980	0.6
55,322	Nike, Inc. - Class B	5,424,322	0.6
6,754 (1)	Tesla, Inc.	7,293,037	0.7
323,356 (2)	Other Securities	26,589,462	2.7
		111,299,640	11.2
	Consumer Staples: 7.1%
176,560	Coca-Cola Co.	7,888,701	0.8
20,154	Costco Wholesale Corp.	6,110,894	0.6
63,393	PepsiCo, Inc.	8,384,358	0.9
111,303	Procter & Gamble Co.	13,308,500	1.3
63,645	Walmart, Inc.	7,623,398	0.8
437,050 (2)	Other Securities	26,686,430	2.7
		70,002,281	7.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Energy: 2.5%
85,384	Chevron Corp.	$7,618,814	0.8
193,300	Exxon Mobil Corp.	8,644,376	0.9
266,230	Other Securities	8,443,496	0.8
		24,706,686	2.5
	Financials: 9.7%
353,272	Bank of America Corp.	8,390,210	0.9
89,045 (1)	Berkshire Hathaway, Inc. - Class B	15,895,423	1.6
138,343	JPMorgan Chase & Co.	13,012,542	1.3
894,090	Other Securities	58,444,621	5.9
		95,742,796	9.7
	Health Care: 14.9%
78,945	Abbott Laboratories	7,217,941	0.7
80,460	AbbVie, Inc.	7,899,563	0.8
26,884	Amgen, Inc.	6,340,860	0.6
103,402	Bristol-Myers Squibb Co.	6,080,038	0.6
38,471	Eli Lilly & Co.	6,316,169	0.6
120,437	Johnson & Johnson	16,937,055	1.7
61,263	Medtronic PLC	5,617,817	0.6
115,383	Merck & Co., Inc.	8,922,567	0.9
253,984	Pfizer, Inc.	8,305,277	0.8
18,038	Thermo Fisher Scientific, Inc.	6,535,889	0.7
43,116	UnitedHealth Group, Inc.	12,717,064	1.3
423,026 (2)	Other Securities	55,000,728	5.6
		147,890,968	14.9
	Industrials: 6.2%
31,006	Union Pacific Corp.	5,242,184	0.5
857,329 (2)	Other Securities	55,920,980	5.7
		61,163,164	6.2
	Information Technology: 29.8%
29,111	Accenture PLC	6,250,714	0.6
21,971 (1)	Adobe, Inc.	9,564,196	1.0
186,802	Apple, Inc.	68,145,370	6.9
17,828	Broadcom, Inc.	5,626,695	0.6
193,944	Cisco Systems, Inc.	9,045,548	0.9
193,597	Intel Corp.	11,582,909	1.2
40,293	Mastercard, Inc. - Class A	11,914,640	1.2
342,022	Microsoft Corp.	69,604,897	7.0
26,965	Nvidia Corp.	10,244,273	1.0
53,637 (1)	PayPal Holdings, Inc.	9,345,175	0.9
39,555 (1)	Salesforce.com, Inc.	7,409,838	0.8
41,924	Texas Instruments, Inc.	5,323,090	0.5
77,116	Visa, Inc. - Class A	14,896,498	1.5
541,356 (2)(3)	Other Securities	56,030,521	5.7
		294,984,364	29.8

See Accompanying Notes to Financial Statements
63

Voya Russell™ Large Cap	SUMMARY PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2020 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Materials: 1.8%
23,989	Linde Public Ltd.	$5,088,307	0.5
133,069	Other Securities	12,446,147	1.3
		17,534,454	1.8
	Real Estate: 1.9%
20,145	American Tower Corp.	5,208,288	0.5
80,708	Other Securities	13,684,950	1.4
		18,893,238	1.9
	Utilities: 1.9%
22,351	NextEra Energy, Inc.	5,368,040	0.6
200,511	Other Securities	13,272,753	1.3
		18,640,793	1.9
	Total Common Stock (Cost $318,696,833)	981,094,025	99.2
RIGHTS: 0.0%
	Telecommunications: 0.0%
17,138 (2)	Other Securities	2,879	0.0
	Total Rights (Cost $ —)	2,879	0.0
	Total Long-Term Investments (Cost $318,696,833)	981,096,904	99.2

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.0%
	Repurchase Agreements: 0.3%
1,000,000 (4)	Citigroup, Inc., Repurchase Agreement dated 06/30/20, 0.09%, due 07/01/20 (Repurchase Amount $1,000,002, collateralized by various U.S. Government/ U.S. Government Agency Obligations, 0.500%-7.500%, Market Value plus accrued interest $1,020,000, due 07/31/21-05/20/70)	1,000,000	0.1
796,730 (4)	Daiwa Capital Markets, Repurchase Agreement dated 06/30/20, 0.10%, due 07/01/20 (Repurchase Amount $796,732, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $812,665, due 07/28/20-03/01/52)	796,730	0.1
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
1,000,000 (4)	RBC Dominion Securities Inc., Repurchase Agreement dated 06/30/20, 0.09%, due 07/01/20 (Repurchase Amount $1,000,002, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $1,020,000, due 07/31/20-07/01/50)	$1,000,000	0.1
	Total Repurchase Agreements (Cost $2,796,730)	2,796,730	0.3

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.7%
7,065,000 (5)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.150% (Cost $7,065,000)	7,065,000	0.7
	Total Short-Term Investments (Cost $9,861,730)	9,861,730	1.0
	Total Investments in Securities (Cost $328,558,563)	$990,958,634	100.2
	Liabilities in Excess of Other Assets	(2,276,120)	(0.2)
	Net Assets	$988,682,514	100.0
“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2020.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

(1)
Non-income producing security.

(2)
The grouping contains non-income producing securities.

(3)
The grouping contains securities on loan.

(4)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(5)
Rate shown is the 7-day yield as of June 30, 2020.

See Accompanying Notes to Financial Statements
64

Voya Russell™ Large Cap	SUMMARY PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2020 (Unaudited) (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2020
Asset Table
Investments, at fair value
Common Stock*	$981,094,025	$—	$—	$981,094,025
Rights	2,879	—	—	2,879
Short-Term Investments	7,065,000	2,796,730	—	9,861,730
Total Investments, at fair value	$988,161,904	$2,796,730	$—	$990,958,634
Other Financial Instruments+
Futures	186,682	—	—	186,682
Total Assets	$988,348,586	$2,796,730	$—	$991,145,316

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At June 30, 2020, the following futures contracts were outstanding for Voya Russell™ Large Cap Index Portfolio:
Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P 500® E-Mini	51	09/18/20	$7,880,010	$186,682
			$7,880,010	$186,682
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2020 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Net Assets — Unrealized appreciation*	$186,682
Total Asset Derivatives		$186,682

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table within the Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2020 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$995,301
Total	$995,301
See Accompanying Notes to Financial Statements
65

Voya Russell™ Large Cap	SUMMARY PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2020 (Unaudited) (continued)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$99,899
Total	$99,899
At June 30, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $331,209,762.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$671,319,784
Gross Unrealized Depreciation	(11,384,230)
Net Unrealized Appreciation	$659,935,554
See Accompanying Notes to Financial Statements
66

Voya Russell™ Large Cap	SUMMARY PORTFOLIO OF INVESTMENTS
Value Index Portfolio	as of June 30, 2020 (Unaudited)

Sector Diversification as of June 30, 2020 (as a percentage of net assets)

Financials	19.8%
Health Care	17.1%
Communication Services	12.0%
Information Technology	10.3%
Industrials	10.2%
Consumer Staples	9.8%
Energy	5.7%
Consumer Discretionary	4.8%
Utilities	4.3%
Materials	3.4%
Real Estate	1.6%
Telecommunications	0.0%
Assets in Excess of Other Liabilities*	1.0%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.

Shares		Value	Percentage of Net Assets
COMMON STOCK: 99.0%
	Communication Services: 12.0%
5,500 (1)	Alphabet, Inc. - Class A	$7,799,275	1.0
5,429 (1)	Alphabet, Inc. - Class C	7,674,489	1.0
583,296	AT&T, Inc.	17,633,038	2.3
370,663	Comcast Corp. – Class A	14,448,444	1.8
338,937	Verizon Communications, Inc.	18,685,597	2.4
147,834	Walt Disney Co.	16,484,969	2.1
102,391 (2)	Other Securities	10,639,128	1.4
		93,364,940	12.0
	Consumer Discretionary: 4.8%
43,935	Home Depot, Inc.	11,006,157	1.4
52,186	McDonald’s Corp.	9,626,752	1.3
40,872	Target Corp.	4,901,779	0.6
231,600	Other Securities	11,780,803	1.5
		37,315,491	4.8
	Consumer Staples: 9.8%
130,596	Coca-Cola Co.	5,835,029	0.7
68,914	Colgate-Palmolive Co.	5,048,640	0.6
115,489	Mondelez International, Inc.	5,904,952	0.8
127,277	Philip Morris International, Inc.	8,917,027	1.1
110,235	Procter & Gamble Co.	13,180,799	1.7
113,986	Walmart, Inc.	13,653,243	1.8
364,613	Other Securities	23,908,197	3.1
		76,447,887	9.8
	Energy: 5.7%
152,920	Chevron Corp.	13,645,052	1.8
346,193	Exxon Mobil Corp.	15,481,751	2.0
476,811	Other Securities	15,122,117	1.9
		44,248,920	5.7
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: 19.8%
53,478	American Express Co.	$5,091,106	0.7
632,698	Bank of America Corp.	15,026,577	1.9
159,476 (1)	Berkshire Hathaway, Inc.-Class B	28,468,061	3.7
12,038	BlackRock, Inc.	6,549,755	0.8
170,313	Citigroup, Inc.	8,702,994	1.1
29,024	CME Group, Inc.	4,717,561	0.6
27,090	Goldman Sachs Group, Inc.	5,353,526	0.7
247,767	JPMorgan Chase & Co.	23,304,964	3.0
307,127	Wells Fargo & Co.	7,862,451	1.0
897,116	Other Securities	49,330,501	6.3
		154,407,496	19.8
	Health Care: 17.1%
87,094	Abbott Laboratories	7,963,005	1.0
22,067	Becton Dickinson & Co.	5,279,971	0.7
117,965	Bristol-Myers Squibb Co.	6,936,342	0.9
106,922	CVS Health Corp.	6,946,722	0.9
51,207	Danaher Corp.	9,054,934	1.2
102,706	Gilead Sciences, Inc.	7,902,200	1.0
186,794	Johnson & Johnson	26,268,840	3.4
109,720	Medtronic PLC	10,061,324	1.3
454,877	Pfizer, Inc.	14,874,478	1.9
13,342	Thermo Fisher Scientific, Inc.	4,834,340	0.6
305,343 (2)	Other Securities	33,007,336	4.2
		133,129,492	17.1
	Industrials: 10.2%
43,677	Boeing Co.	8,005,994	1.1
44,284	Caterpillar, Inc.	5,601,926	0.7
710,737	General Electric Co.	4,854,334	0.6
57,432	Honeywell International, Inc.	8,304,093	1.1
116,595	Raytheon Technologies Corp.	7,184,584	0.9
386,768 (2)	Other Securities	45,256,853	5.8
		79,207,784	10.2
	Information Technology: 10.3%
347,347	Cisco Systems, Inc.	16,200,264	2.1
50,498	Fidelity National Information Services, Inc.	6,771,277	0.9
346,725	Intel Corp.	20,744,557	2.6
72,669	International Business Machines Corp.	8,776,235	1.1
37,692	Texas Instruments, Inc.	4,785,753	0.6
270,435 (2)	Other Securities	23,251,723	3.0
		80,529,809	10.3
	Materials: 3.4%
42,963	Linde Public Ltd.	9,112,882	1.2
225,187	Other Securities	17,036,575	2.2
		26,149,457	3.4
	Real Estate: 1.6%
60,193	ProLogis, Inc.	5,617,813	0.7
36,201	Other Securities	6,631,943	0.9
		12,249,756	1.6

See Accompanying Notes to Financial Statements
67

Voya Russell™ Large Cap	SUMMARY PORTFOLIO OF INVESTMENTS
Value Index Portfolio	as of June 30, 2020 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Utilities: 4.3%
68,570	Dominion Energy, Inc.	$5,566,513	0.7
60,072	Duke Energy Corp.	4,799,152	0.6
40,030	NextEra Energy, Inc.	9,614,005	1.3
230,467	Other Securities	13,405,455	1.7
		33,385,125	4.3
	Total Common Stock (Cost $749,087,786)	770,436,157	99.0
RIGHTS: 0.0%
	Telecommunications: 0.0%
20,131 (2)	Other Securities	3,382	0.0
	Total Rights (Cost $ —)	3,382	0.0
	Total Long-Term Investments (Cost $749,087,786)	770,439,539	99.0

Principal Amount†	Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.4%
	Repurchase Agreements: 0.1%
736,784 (3)	RBC Dominion Securities
Inc., Repurchase Agreement
dated 06/30/20, 0.09%, due
07/01/20 (Repurchase
Amount $736,786,
collateralized by various U.S.
Government/U.S.
Government Agency
Obligations, 0.000%-7.000%,
Market Value plus accrued
interest $751,520, due
07/31/20-07/01/50)
(Cost $736,784)	736,784	0.1
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Mutual Funds: 0.3%
2,150,000 (4)	Goldman Sachs Financial Square Government Fund-Institutional Shares, 0.150%
	(Cost $2,150,000)	$2,150,000	0.3
	Total Short-Term Investments
	(Cost $2,886,784)	2,886,784	0.4
	Total Investments in Securities (Cost $751,974,570)	$773,326,323	99.4
	Assets in Excess of Other Liabilities	4,449,112	0.6
	Net Assets	$777,775,435	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2020.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

(1)
Non-income producing security.

(2)
The grouping contains non-income producing securities.

(3)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(4)
Rate shown is the 7-day yield as of June 30, 2020.

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2020
Asset Table
Investments, at fair value
Common Stock*	$770,436,157	$—	$—	$770,436,157
Rights	3,382	—	—	3,382
Short-Term Investments	2,150,000	736,784	—	2,886,784
Total Investments, at fair value	$772,589,539	$736,784	$—	$773,326,323
Other Financial Instruments+
Futures	49,453	—	—	49,453
Total Assets	$772,638,992	$736,784	$—	$773,375,776

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements
68

Voya Russell™ Large Cap	SUMMARY PORTFOLIO OF INVESTMENTS
Value Index Portfolio	as of June 30, 2020 (Unaudited) (continued)

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At June 30, 2020, the following futures contracts were outstanding for Voya Russell™ Large Cap Value Index Portfolio:
Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P 500® E-Mini	18	09/18/20	$2,781,180	$49,453
			$2,781,180	$49,453
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2020 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Net Assets — Unrealized appreciation*	$49,453
Total Asset Derivatives		$49,453

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table within the Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2020 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(229,712)
Total	$(229,712)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(193,010)
Total	$(193,010)
At June 30, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $756,191,993.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$67,888,149
Gross Unrealized Depreciation	(50,704,365)
Net Unrealized Appreciation	$17,183,784
See Accompanying Notes to Financial Statements
69

Voya Russell™ Mid Cap	SUMMARY PORTFOLIO OF INVESTMENTS
Growth Index Portfolio	as of June 30, 2020 (Unaudited)

Sector Diversification as of June 30, 2020 (as a percentage of net assets)

Information Technology	36.8%
Health Care	22.8%
Industrials	11.9%
Consumer Discretionary	10.7%
Communication Services	5.4%
Consumer Staples	4.2%
Financials	3.8%
Materials	2.2%
Real Estate	1.5%
Energy	0.4%
Utilities	0.1%
Assets in Excess of Other Liabilities*	0.2%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.

Shares		Value	Percentage of Net Assets
COMMON STOCK: 99.8%
	Communication Services: 5.4%
16,753 (1)	IAC/InterActiveCorp	$5,417,920	1.0
29,251 (1)	Spotify Technology SA	7,552,316	1.3
587,611 (2)(3)	Other Securities	17,889,848	3.1
		30,860,084	5.4
	Consumer Discretionary: 10.7%
3,083 (1)	Autozone, Inc.	3,477,994	0.6
6,223 (1)	Chipotle Mexican Grill, Inc.	6,548,836	1.1
25,387 (1)	Lululemon Athletica, Inc.	7,920,998	1.4
16,356 (1)	O’Reilly Automotive, Inc.	6,896,834	1.2
416,634 (2)(3)	Other Securities	36,797,446	6.4
		61,642,108	10.7
	Consumer Staples: 4.2%
54,925	Church & Dwight Co., Inc.	4,245,703	0.7
19,985	Clorox Co.	4,384,109	0.8
192,180 (3)	Other Securities	15,460,794	2.7
		24,090,606	4.2
	Energy: 0.4%
60,065 (3)	Other Securities	2,566,937	0.4
	Financials: 3.8%
8,237	MarketAxess Holdings, Inc.	4,126,078	0.7
18,494	MSCI, Inc. - Class A	6,173,667	1.1
146,827 (2)(3)	Other Securities	11,663,119	2.0
		21,962,864	3.8
	Health Care: 22.8%
17,442 (1)	Align Technology, Inc.	4,786,782	0.8
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care (continued)
25,527 (1)	Alnylam Pharmaceuticals, Inc.	$3,780,804	0.7
36,592 (1)	BioMarin Pharmaceutical, Inc.	4,513,257	0.8
67,984	Cerner Corp.	4,660,303	0.8
18,797 (1)	Idexx Laboratories, Inc.	6,206,018	1.1
40,681 (1)	Incyte Corp., Ltd.	4,229,604	0.7
26,898	McKesson Corp.	4,126,691	0.7
4,954 (1)	Mettler Toledo International, Inc.	3,990,695	0.7
60,012 (1)(4)	Moderna, Inc.	3,853,371	0.7
32,026	Resmed, Inc.	6,148,992	1.1
27,182 (1)	Seattle Genetics, Inc.	4,618,765	0.8
29,847 (1)	Veeva Systems, Inc.	6,996,734	1.2
16,394	West Pharmaceutical Services, Inc.	3,724,225	0.7
845,592 (2)(3)	Other Securities	68,868,050	12.0
		130,504,291	22.8
	Industrials: 11.9%
17,472	Cintas Corp.	4,653,842	0.8
45,383 (1)	Copart, Inc.	3,779,042	0.7
8,593 (1)	CoStar Group, Inc.	6,106,787	1.1
103,754	Fastenal Co.	4,444,821	0.8
48,340	IHS Markit Ltd.	3,649,670	0.6
35,434	Verisk Analytics, Inc.	6,030,867	1.0
488,985 (2)(3)	Other Securities	39,381,989	6.9
		68,047,018	11.9
	Information Technology: 36.8%
38,255	Amphenol Corp.	3,665,212	0.6
19,141 (1)	ANSYS, Inc.	5,584,004	1.0
61,603 (1)	Cadence Design Systems, Inc.	5,911,424	1.0
31,692	CDW Corp.	3,681,977	0.6
14,836 (1)	Coupa Software, Inc.	4,110,165	0.7
39,392 (1)	DocuSign, Inc.	6,783,696	1.2
18,423 (1)	FleetCor Technologies, Inc.	4,633,937	0.8
29,702 (1)	Fortinet, Inc.	4,077,194	0.7
34,688	KLA Corp.	6,746,122	1.2
39,343	Microchip Technology, Inc.	4,143,211	0.7
25,692 (1)	Okta, Inc.	5,144,309	0.9
21,840 (1)	Palo Alto Networks, Inc.	5,015,993	0.9
56,646	Paychex, Inc.	4,290,934	0.8
17,070 (1)	RingCentral, Inc.	4,865,121	0.9
35,523 (1)	Splunk, Inc.	7,058,420	1.2
31,041 (1)	Synopsys, Inc.	6,052,995	1.1
9,046 (1)	Trade Desk, Inc./The	3,677,199	0.6
23,881 (1)	Twilio, Inc.	5,239,969	0.9
54,580	Xilinx, Inc.	5,370,126	0.9
1,500,741 (2)(3)	Other Securities	114,963,381	20.1
		211,015,389	36.8

See Accompanying Notes to Financial Statements
70

Voya Russell™ Mid Cap	SUMMARY PORTFOLIO OF INVESTMENTS
Growth Index Portfolio	as of June 30, 2020 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Materials: 2.2%
66,723	Ball Corp.	$4,636,581	0.8
142,313 (3)	Other Securities	7,794,043	1.4
		12,430,624	2.2
	Real Estate: 1.5%
53,503	Simon Property Group, Inc.	3,658,535	0.6
94,999 (2)	Other Securities	4,809,178	0.9
		8,467,713	1.5
	Utilities: 0.1%
18,848	Other Securities	613,691	0.1
	Total Common Stock
	(Cost $421,736,551)	572,201,325	99.8

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.8%
	Repurchase Agreements: 2.2%
2,772,826 (5)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/30/20, 0.10%, due 07/01/20 (Repurchase Amount $2,772,834, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $2,828,282, due 08/01/20-02/20/70)	2,772,826	0.5
1,583,398 (5)	Citadel Securities LLC, Repurchase Agreement dated 06/30/20, 0.15%, due 07/01/20 (Repurchase Amount $1,583,405, collateralized by various U.S. Government Securities, 0.000%-7.625%, Market Value plus accrued interest $1,615,073, due 07/31/20-11/15/49)	1,583,398	0.3
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
2,849,498 (5)	Citigroup, Inc., Repurchase Agreement dated 06/30/20, 0.09%, due 07/01/20 (Repurchase Amount $2,849,505, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.500%-7.500%, Market Value plus accrued interest $2,906,488, due 07/31/21-05/20/70)	$2,849,498	0.5
2,378,198 (5)	RBC Dominion Securities Inc., Repurchase Agreement dated 06/30/20, 0.09%, due 07/01/20 (Repurchase Amount $2,378,204, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $2,425,762, due 07/31/20-07/01/50)	2,378,198	0.4
2,658,800 (5)	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/20, 0.24%, due 07/01/20 (Repurchase Amount $2,658,817, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $2,718,139, due 01/15/22-02/15/47)	2,658,800	0.5
	Total Repurchase Agreements
	(Cost $12,242,720)	12,242,720	2.2

See Accompanying Notes to Financial Statements
71

Voya Russell™ Mid Cap	SUMMARY PORTFOLIO OF INVESTMENTS
Growth Index Portfolio	as of June 30, 2020 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Mutual Funds: 0.6%
3,621,000 (6)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.150% (Cost $3,621,000)	$3,621,000	0.6
	Total Short-Term Investments
	(Cost $15,863,720)	15,863,720	2.8
	Total Investments in Securities (Cost $437,600,271)	$588,065,045	102.6
	Liabilities in Excess of Other Assets	(14,776,549)	(2.6)
	Net Assets	$573,288,496	100.0
“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2020.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

(1)
Non-income producing security.

(2)
The grouping contains securities on loan.

(3)
The grouping contains non-income producing securities.

(4)
Security, or a portion of the security, is on loan.

(5)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(6)
Rate shown is the 7-day yield as of June 30, 2020.

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2020
Asset Table
Investments, at fair value
Common Stock*	$572,201,325	$—	$—	$572,201,325
Short-Term Investments	3,621,000	12,242,720	—	15,863,720
Total Investments, at fair value	$575,822,325	$12,242,720	$—	$588,065,045
Other Financial Instruments+
Futures	95,692	—	—	95,692
Total Assets	$575,918,017	$12,242,720	$—	$588,160,737

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
See Accompanying Notes to Financial Statements
72

Voya Russell™ Mid Cap	SUMMARY PORTFOLIO OF INVESTMENTS
Growth Index Portfolio	as of June 30, 2020 (Unaudited) (continued)

The following table provides transactions during the period ended June 30, 2020, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/19	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/20	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Financial, Inc.	$108,422	$—	$(82,055)	$(26,367)	$—	$500	$(784)	$—
	$108,422	$—	$(82,055)	$(26,367)	$—	$500	$(784)	$—
At June 30, 2020, the following futures contracts were outstanding for Voya Russell™ Mid Cap Growth Index Portfolio:
Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P Mid 400 E-Mini	21	09/18/20	$3,736,110	$95,692
			$3,736,110	$95,692
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2020 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Net Assets — Unrealized appreciation*	$95,692
Total Asset Derivatives		$95,692

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table within the Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2020 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(327,034)
Total	$(327,034)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$36,967
Total	$36,967
At June 30, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $438,137,734.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$153,632,489
Gross Unrealized Depreciation	(3,609,486)
Net Unrealized Appreciation	$150,023,003
See Accompanying Notes to Financial Statements
73

Voya Russell™ Mid Cap	SUMMARY PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2020 (Unaudited)

Sector Diversification as of June 30, 2020 (as a percentage of net assets)

Information Technology	36.8%
Health Care	22.8%
Industrials	11.9%
Consumer Discretionary	10.7%
Communication Services	5.4%
Consumer Staples	4.2%
Financials	3.8%
Materials	2.2%
Real Estate	1.5%
Energy	0.4%
Utilities	0.1%
Assets in Excess of Other Liabilities*	0.2%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.

Shares		Value	Percentage of Net Assets
COMMON STOCK: 99.0%
	Communication Services: 4.3%
12,200 (1)	IAC/InterActiveCorp	$3,945,480	0.3
21,285 (1)	Spotify Technology SA	5,495,574	0.5
1,557,826 (2)(3)	Other Securities	41,789,224	3.5
		51,230,278	4.3
	Consumer Discretionary: 11.0%
3,796 (1)	Autozone, Inc.	4,282,343	0.4
4,528 (1)	Chipotle Mexican Grill, Inc.	4,765,086	0.4
634,147	Ford Motor Co.	3,855,614	0.3
18,473 (1)	Lululemon Athletica, Inc.	5,763,761	0.5
11,901 (1)	O’Reilly Automotive, Inc.	5,018,295	0.4
2,222,129 (2)(3)	Other Securities	107,351,386	9.0
		131,036,485	11.0
	Consumer Staples: 4.3%
20,511	Clorox Co.	4,499,498	0.4
125,879	Kroger Co.	4,261,004	0.3
806,333 (2)(3)	Other Securities	43,259,192	3.6
		52,019,694	4.3
	Energy: 2.9%
105,231	Marathon Petroleum Corp.	3,933,535	0.3
1,673,077 (2)(3)	Other Securities	31,375,731	2.6
		35,309,266	2.9
	Financials: 11.3%
13,458	MSCI, Inc. - Class A	4,492,550	0.4
64,348	Prudential Financial, Inc.	3,918,793	0.3
36,787	T. Rowe Price Group, Inc.	4,543,195	0.4
20,419 (4)	Voya Financial, Inc.	952,546	0.1
20,919	Willis Towers Watson PLC	4,119,997	0.3
3,561,617 (2)(3)	Other Securities	116,546,476	9.8
		134,573,557	11.3
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: 12.9%
50,300	Agilent Technologies, Inc.	$4,445,011	0.4
34,586 (1)	Alexion Pharmaceuticals, Inc.	3,881,933	0.3
13,678 (1)	Idexx Laboratories, Inc.	4,515,929	0.4
30,914 (1)	IQVIA Holdings, Inc.	4,386,078	0.4
26,272	McKesson Corp.	4,030,650	0.3
23,308	Resmed, Inc.	4,475,136	0.4
21,718 (1)	Veeva Systems, Inc.	5,091,134	0.4
33,687	Zimmer Biomet Holdings, Inc.	4,020,880	0.3
1,525,264 (2)(3)	Other Securities	118,917,555	10.0
		153,764,306	12.9
	Industrials: 14.7%
14,350	Cintas Corp.	3,822,266	0.3
6,253 (1)	CoStar Group, Inc.	4,443,820	0.4
23,970	Cummins, Inc.	4,153,042	0.4
93,092	Fastenal Co.	3,988,061	0.3
64,541	IHS Markit Ltd.	4,872,845	0.4
121,108	Johnson Controls International plc	4,134,627	0.4
55,153	Paccar, Inc.	4,128,202	0.3
18,847	Rockwell Automation, Inc.	4,014,411	0.3
25,784	Verisk Analytics, Inc.	4,388,437	0.4
2,392,079 (2)(3)	Other Securities	137,607,459	11.5
		175,553,170	14.7
	Information Technology: 19.1%
46,942	Amphenol Corp.	4,497,513	0.4
13,928 (1)	ANSYS, Inc.	4,063,216	0.4
44,826 (1)	Cadence Design Systems, Inc.	4,301,503	0.4
28,664 (1)	DocuSign, Inc.	4,936,227	0.4
232,725	HP, Inc.	4,056,397	0.3
25,241	KLA Corp.	4,908,870	0.4
38,172 (5)	Microchip Technology, Inc.	4,019,893	0.3
27,651	Motorola Solutions, Inc.	3,874,735	0.3
52,176	Paychex, Inc.	3,952,332	0.3
25,849 (1)	Splunk, Inc.	5,136,196	0.4
24,340 (1)	Synopsys, Inc.	4,746,300	0.4
20,886 (1)	Twilio, Inc.	4,582,806	0.4
39,716	Xilinx, Inc.	3,907,657	0.3
2,723,531 (2)(3)	Other Securities	171,223,303	14.4
		228,206,948	19.1
	Materials: 5.0%
38,359	PPG Industries, Inc.	4,068,356	0.3
1,574,006 (2)(3)	Other Securities	56,018,071	4.7
		60,086,427	5.0
	Real Estate: 7.6%
2,509,491 (2)(3)	Other Securities	90,926,166	7.6

See Accompanying Notes to Financial Statements
74

Voya Russell™ Mid Cap	SUMMARY PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2020 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Utilities: 5.9%
54,474	Consolidated Edison, Inc.	$3,918,315	0.3
54,814	Eversource Energy	4,564,362	0.4
82,152	Public Service Enterprise Group, Inc.	4,038,592	0.3
51,359	WEC Energy Group, Inc.	4,501,616	0.4
85,466	Xcel Energy, Inc.	5,341,625	0.5
1,206,462 (2)(3)	Other Securities	47,612,162	4.0
		69,976,672	5.9
	Total Common Stock (Cost $690,007,060)	1,182,682,969	99.0
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 10.4%
	Floating Rate Notes: 0.7%
1,075,000 (6)	Bank of Montreal, 0.200%, 07/13/2020	1,075,023	0.1
1,000,000 (6)	J.P. Morgan Securities LLC, 0.360%, 07/08/2020	1,000,045	0.1
950,000 (6)	Lloyds Bank PLC, 0.310%, 07/31/2020	950,118	0.1
975,000 (6)	Mitsubishi UFJ Financial Group, Inc., 0.350%, 07/14/2020	975,071	0.1
900,000 (6)	Mizuho Financial Group Inc., 0.340%, 07/14/2020	900,065	0.1
1,100,000 (6)	National Bank of Canada, 1.180%, 07/16/2020	1,100,039	0.1
900,000 (6)	Royal Bank of Canada, 0.350%, 07/17/2020	900,082	0.1
800,000 (6)	Svenska Handelsbanken AB, 0.330%, 07/07/2020	800,027	0.0
	Total Floating Rate Notes (Cost $7,700,470)	7,700,470	0.7

	Repurchase Agreements: 8.2%
3,340,171 (6)	Amherst Pierpoint Securities LLC, Repurchase Agreement dated 06/30/20, 0.14%, due 07/01/20 (Repurchase Amount $3,340,184, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.000%, Market Value plus accrued interest $3,406,974, due 08/13/20-05/20/70)	3,340,171	0.3
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
2,414,756 (6)	Bank of America Inc., Repurchase Agreement dated 06/30/20, 0.07%, due 07/01/20 (Repurchase Amount $2,414,761, collateralized by various U.S. Government Securities, 0.125%-5.000%, Market Value plus accrued interest $2,463,052, due 10/15/24-02/15/48)	$2,414,756	0.2
7,586,532 (6)	BNP Paribas S.A., Repurchase Agreement dated 06/30/20, 0.24%, due 07/01/20 (Repurchase Amount $7,586,582, collateralized by various U.S. Government Securities, 1.106%-6.500%, Market Value plus accrued interest $7,965,859, due 08/15/20-03/19/40)	7,586,532	0.7
20,011,871 (6)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/30/20, 0.10%, due 07/01/20 (Repurchase Amount $20,011,926, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $20,412,108, due 08/01/20-02/20/70)	20,011,871	1.7
3,927,640 (6)	CF Secured LLC, Repurchase Agreement dated 06/30/20, 0.10%, due 07/01/20 (Repurchase Amount $3,927,651, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.500%-5.500%, Market Value plus accrued interest $4,006,193, due 01/01/29-06/01/50)	3,927,640	0.3
8,434,733 (6)	Citadel Securities LLC, Repurchase Agreement dated 06/30/20, 0.15%, due 07/01/20 (Repurchase Amount $8,434,768, collateralized by various U.S. Government Securities, 0.000%-7.625%, Market Value plus accrued interest $8,603,464, due 07/31/20-11/15/49)	8,434,733	0.7

See Accompanying Notes to Financial Statements
75

Voya Russell™ Mid Cap	SUMMARY PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
26,393,292 (6)	Citigroup, Inc., Repurchase Agreement dated 06/30/20, 0.09%, due 07/01/20 (Repurchase Amount $26,393,357, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.500%-7.500%, Market Value plus accrued interest $26,921,159, due 07/31/21-05/20/70)	$26,393,292	2.2
5,141,768 (6)	Industrial & Comm. Bank of China, Repurchase Agreement dated 06/30/20, 0.11%, due 07/01/20 (Repurchase Amount $5,141,783, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $5,244,603, due 07/15/20-06/01/50)	5,141,768	0.4
1,589,478 (6)	Royal Bank of Canada, Repurchase Agreement dated 06/30/20, 0.26%, due 07/01/20 (Repurchase Amount $1,589,489, collateralized by various U.S. Government Securities, 0.000%-8.700%, Market Value plus accrued interest $1,660,139, due 10/27/20-05/27/40)	1,589,478	0.1
19,112,894 (6)	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/20, 0.24%, due 07/01/20 (Repurchase Amount $19,113,020, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $19,539,455, due 01/15/22-02/15/47)	19,112,894	1.6
	Total Repurchase Agreements (Cost $97,953,135)	97,953,135	8.2

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Mutual Funds(6): 1.5%
2,585,000 (6)(7)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.100%	$2,585,000	0.2
12,911,000 (6)(7)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.150%	12,911,000	1.1
2,585,000 (6)(7)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 0.050%	2,585,000	0.2
	Total Mutual Funds (Cost $18,081,000)	18,081,000	1.5
	Total Short-Term Investments (Cost $123,734,605)	123,734,605	10.4
	Total Investments in Securities (Cost $813,741,665)	$1,306,417,574	109.4
	Liabilities in Excess of Other Assets	(112,388,628)	(9.4)
	Net Assets	$1,194,028,946	100.0
“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2020.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

(1)
Non-income producing security.

(2)
The grouping contains securities on loan.

(3)
The grouping contains non-income producing securities.

(4)
Investment in affiliate

(5)
Security, or a portion of the security, is on loan.

(6)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(7)
Rate shown is the 7-day yield as of June 30, 2020.

See Accompanying Notes to Financial Statements
76

Voya Russell™ Mid Cap	SUMMARY PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2020 (Unaudited) (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2020
Asset Table
Investments, at fair value
Common Stock*	$1,182,682,969	$—	$—	$1,182,682,969
Short-Term Investments	18,081,000	105,653,605	—	123,734,605
Total Investments, at fair value	$1,200,763,969	$105,653,605	$—	$1,306,417,574
Other Financial Instruments+
Futures	88,169	—	—	88,169
Total Assets	$1,200,852,138	$105,653,605	$—	$1,306,505,743

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended June 30, 2020, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/19	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/20	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Financial, Inc.	$1,443,580	$43,913	$(131,940)	$(403,007)	$952,546	$7,032	$69,652	$—
	$1,443,580	$43,913	$(131,940)	$(403,007)	$952,546	$7,032	$69,652	$—
At June 30, 2020, the following futures contracts were outstanding for Voya Russell™ Mid Cap Index Portfolio:
Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P Mid 400 E-Mini	69	09/18/20	$12,275,790	$88,169
			$12,275,790	$88,169
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2020 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Net Assets — Unrealized appreciation*	$88,169
Total Asset Derivatives		$88,169

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table within the Portfolio of Investments.

See Accompanying Notes to Financial Statements
77

Voya Russell™ Mid Cap	SUMMARY PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2020 (Unaudited) (continued)

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2020 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(1,242,635)
Total	$(1,242,635)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(9,758)
Total	$(9,758)
At June 30, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $822,689,833.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$566,505,910
Gross Unrealized Depreciation	(82,690,001)
Net Unrealized Appreciation	$483,815,909
See Accompanying Notes to Financial Statements
78

Voya Russell™ Small Cap	SUMMARY PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2020 (Unaudited)

Sector Diversification as of June 30, 2020 (as a percentage of net assets)

Health Care	20.0%
Financials	15.9%
Industrials	14.1%
Information Technology	13.5%
Consumer Discretionary	11.5%
Real Estate	6.9%
Materials	3.9%
Utilities	3.5%
Consumer Staples	3.2%
Communication Services	2.5%
Energy	2.2%
Consumer, Non-cyclical	0.0%
Assets in Excess of Other Liabilities*	2.8%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.

Shares		Value	Percentage of Net Assets
COMMON STOCK: 97.2%
	Communication Services: 2.5%
1,236,539 (1),(2)	Other Securities	$15,539,796	2.5

	Consumer Discretionary: 11.5%
13,132 (3)	Churchill Downs, Inc.	1,748,526	0.3
9,616 (4)	Deckers Outdoor Corp.	1,888,486	0.3
8,750 (3)(4)	Helen of Troy Ltd.	1,649,900	0.3
46,291 (3)(4)	Penn National Gaming, Inc.	1,413,727	0.2
5,813 (3)(4)	RH	1,446,856	0.2
11,554 (4)	TopBuild Corp.	1,314,499	0.2
10,200 (3)	Wingstop, Inc.	1,417,494	0.2
3,074,221 (1)(2)	Other Securities	61,660,534	9.8
		72,540,022	11.5
	Consumer Staples: 3.2%
47,389 (4)	BJ’s Wholesale Club Holdings, Inc.	1,766,188	0.3
56,579 (4)	Darling Ingredients, Inc.	1,392,975	0.2
45,589 (4)	Performance Food Group Co.	1,328,463	0.2
565,647 (1)(2)	Other Securities	16,017,921	2.5
		20,505,547	3.2
	Energy: 2.2%
2,533,519 (1)(2)	Other Securities	13,848,507	2.2

	Financials: 15.9%
11,689 (4)(5)(6)	Calamos Asset Management, Inc.	—	—
37,264	Essent Group Ltd.	1,351,566	0.2
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials (continued)
44,343 (3)	First Financial Bankshares, Inc.	$1,281,069	0.2
5,636,338 (1)(2)	Other Securities	97,821,174	15.5
		100,453,809	15.9
	Health Care: 20.0%
88,312 (3)(4)	Amicus Therapeutics, Inc.	1,331,745	0.2
34,680 (3)(4)	Arrowhead Pharmaceuticals, Inc.	1,497,829	0.2
18,804 (4)	Blueprint Medicines Corp.	1,466,712	0.2
46,842 (3)(4)	Halozyme Therapeutics, Inc.	1,255,834	0.2
24,126 (4)	HealthEquity, Inc.	1,415,472	0.2
49,823 (3)(4)	Inovio Pharmaceuticals, Inc.	1,342,730	0.2
10,505 (4)	LHC Group, Inc.	1,831,232	0.3
12,690 (3)(4)	Mirati Therapeutics, Inc.	1,448,817	0.2
40,862 (3)(4)	Momenta Pharmaceuticals, Inc.	1,359,479	0.2
17,217 (4)	MyoKardia, Inc.	1,663,507	0.3
18,230 (4)	Neogen Corp.	1,414,648	0.2
11,588 (3)(4)	Nevro Corp.	1,384,418	0.2
20,204 (4)	Novavax, Inc.	1,684,003	0.3
19,685 (3)(4)	Ultragenyx Pharmaceutical, Inc.	1,539,761	0.3
44,461 (3)(4)	Wright Medical Group NV	1,321,381	0.2
6,647,419 (1)(2)	Other Securities	104,739,280	16.6
		126,696,848	20.0
	Industrials: 14.1%
48,786 (4)(7)	API Group Corp.	592,750	0.1
19,162	EMCOR Group, Inc.	1,267,375	0.2
17,763	Exponent, Inc.	1,437,559	0.2
15,309	Simpson Manufacturing Co., Inc.	1,291,467	0.2
14,573 (3)(4)	SiteOne Landscape Supply, Inc.	1,660,885	0.3
18,814	Tetra Tech, Inc.	1,488,564	0.2
3,334,672 (1)(2)	Other Securities	81,428,232	12.9
		89,166,832	14.1
	Information Technology: 13.5%
17,278 (3)(4)	Blackline, Inc.	1,432,519	0.2
10,000	Cabot Microelectronics Corp.	1,395,400	0.2
18,361 (4)	Envestnet, Inc.	1,350,268	0.2
31,144 (3)(4)	II-VI, Inc.	1,470,620	0.2
47,008 (4)	Lattice Semiconductor Corp.	1,334,557	0.2
21,705	MAXIMUS, Inc.	1,529,117	0.3
11,824 (4)	Novanta, Inc.	1,262,449	0.2

See Accompanying Notes to Financial Statements
79

Voya Russell™ Small Cap	SUMMARY PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2020 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology (continued)
17,150 (4)	Q2 Holdings, Inc.	$1,471,299	0.2
14,820 (4)	Silicon Laboratories, Inc.	1,486,001	0.3
3,298,312 (1)(2)	Other Securities	72,453,265	11.5
		85,185,495	13.5
	Materials: 3.9%
30,512 (4)(5)(6)	Ferroglobe PLC	—	—
1,685,504 (1)(2)	Other Securities	24,802,831	3.9
		24,802,831	3.9
	Real Estate: 6.9%
13,219	EastGroup Properties, Inc.	1,567,905	0.3
46,447	Healthcare Realty Trust, Inc.	1,360,433	0.2
70,898	Physicians Realty Trust	1,242,133	0.2
20,857	QTS Realty Trust, Inc.	1,336,725	0.2
33,171 (3)(4)	Redfin Corp.	1,390,197	0.2
51,398	STAG Industrial, Inc.	1,506,989	0.2
2,594,760 (1)(2)	Other Securities	35,040,308	5.6
		43,444,690	6.9
	Utilities: 3.5%
18,010	ONE Gas, Inc.	1,387,671	0.2
30,906	Portland General Electric Co.	1,292,180	0.2
18,929	Southwest Gas Holdings, Inc.	1,307,047	0.2
482,679 (1)(2)	Other Securities	18,256,390	2.9
		22,243,288	3.5
	Total Common Stock (Cost $441,616,672)	614,427,665	97.2
RIGHTS: —%
	Communication Services: —%
46,399 (4)(5)(6)	Media General, Inc. - CVR	—	—

	Consumer, Non-cyclical: —%
390 (4)(5)(6)	GTX, Inc. - CVR	—	—

	Health Care: —%
37,288 (3)(4)(5)(6)	Progenics Pharmaceuticals, Inc. - CVR	—	—
	Total Rights
	(Cost $800)	—	—
WARRANTS: 0.0%
	Health Care: 0.0%
155 (2)	Other Securities	536	0.0
Shares	Value	Percentage of Net Assets
WARRANTS: (continued)
Total Warrants (Cost $0)	$536	0.0
Total Long-Term Investments (Cost $441,617,472)	614,428,201	97.2

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 25.4%
	Floating Rate Notes: 2.6%
1,900,000 (8)	Bank of Montreal, 0.200%, 07/13/2020	1,900,040	0.3
2,175,000 (8)	Commonwealth Bank of Australia, 0.360%, 07/06/2020	2,174,981	0.3
2,075,000 (8)	J.P. Morgan Securities LLC, 0.360%, 07/08/2020	2,075,094	0.3
950,000 (8)	Lloyds Bank PLC, 0.310%, 07/31/2020	950,118	0.2
2,125,000 (8)	Mizuho Financial Group Inc., 0.340%, 07/14/2020	2,125,153	0.3
2,300,000 (8)	National Bank of Canada, 1.180%, 07/16/2020	2,300,080	0.4
950,000 (8)	Oversea-Chinese Banking Corp., Ltd., 0.300%, 07/15/2020	950,058	0.2
1,775,000 (8)	Royal Bank of Canada, 0.350%, 07/17/2020	1,775,163	0.3
2,100,000 (8)	Svenska Handelsbanken AB, 0.330%, 07/07/2020	2,100,072	0.3
	Total Floating Rate Notes
	(Cost $16,350,759)	16,350,759	2.6

	Repurchase Agreements: 18.3%
3,905,092 (8)	Amherst Pierpoint Securities LLC, Repurchase Agreement dated 06/30/20, 0.14%, due 07/01/20 (Repurchase Amount $3,905,107, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.000%, Market Value plus accrued interest $3,983,194, due 08/13/20-05/20/70)	3,905,092	0.6

See Accompanying Notes to Financial Statements
80

Voya Russell™ Small Cap	SUMMARY PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
8,369,596 (8)	BNP Paribas S.A., Repurchase Agreement dated 06/30/20, 0.24%, due 07/01/20 (Repurchase Amount $8,369,651, collateralized by various U.S. Government Securities, 1.106%-6.500%, Market Value plus accrued interest $8,788,076, due 08/15/20-03/19/40)	$8,369,596	1.3
23,396,468 (8)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/30/20, 0.10%, due 07/01/20 (Repurchase Amount $23,396,532, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $23,864,397, due 08/01/20-02/20/70)	23,396,468	3.7
4,591,919 (8)	CF Secured LLC, Repurchase Agreement dated 06/30/20, 0.10%, due 07/01/20 (Repurchase Amount $4,591,932, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.500%-5.500%, Market Value plus accrued interest $4,683,757, due 01/01/29-06/01/50)	4,591,919	0.7
9,861,295 (8)	Citadel Securities LLC, Repurchase Agreement dated 06/30/20, 0.15%, due 07/01/20 (Repurchase Amount $9,861,336, collateralized by various U.S. Government Securities, 0.000%-7.625%, Market Value plus accrued interest $10,058,563, due 07/31/20-11/15/49)	9,861,295	1.6
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
32,147,425 (8)	Citigroup, Inc., Repurchase Agreement dated 06/30/20, 0.09%, due 07/01/20 (Repurchase Amount $32,147,504, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.500%-7.500%, Market Value plus accrued interest $32,790,375, due 07/31/21-05/20/70)	$32,147,425	5.1
6,011,394 (8)	Industrial & Comm. Bank of China, Repurchase Agreement dated 06/30/20, 0.11%, due 07/01/20 (Repurchase Amount $6,011,412, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $6,131,622, due 07/15/20-06/01/50)	6,011,394	0.9
1,767,503 (8)	Palafox Trading LLC, Repurchase Agreement dated 06/30/20, 0.15%, due 07/01/20 (Repurchase Amount $1,767,510, collateralized by various U.S. Government Securities, 1.375%-2.000%, Market Value plus accrued interest $1,802,861, due 01/31/22-08/15/25)	1,767,503	0.3
1,753,538 (8)	Royal Bank of Canada, Repurchase Agreement dated 06/30/20, 0.26%, due 07/01/20 (Repurchase Amount $1,753,550, collateralized by various U.S. Government Securities, 0.000%-8.700%, Market Value plus accrued interest $1,831,492, due 10/27/20-05/27/40)	1,753,538	0.3

See Accompanying Notes to Financial Statements
81

Voya Russell™ Small Cap	SUMMARY PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
24,063,275 (8)	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/20, 0.24%, due 07/01/20 (Repurchase Amount $24,063,433, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $24,600,319, due 01/15/22-02/15/47)	$24,063,275	3.8
	Total Repurchase Agreements (Cost $115,867,505)	115,867,505	18.3

Shares		Value	Percentage of Net Assets
	Mutual Funds(8): 4.5%
4,038,000 (8)(9)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.100%	4,038,000	0.7
19,941,000 (8)(9)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.150%	19,941,000	3.2
4,038,000 (8)(9)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 0.050%	4,038,000	0.6
	Total Mutual Funds (Cost $28,017,000)	28,017,000	4.5

Shares	Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
Total Short-Term Investments (Cost $160,235,264)	$160,235,264	25.4
Total Investments in Securities (Cost $601,852,736)	$774,663,465	122.6
Liabilities in Excess of Other Assets	(142,935,169)	(22.6)
Net Assets	$631,728,296	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2020.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

(1)
The grouping contains securities on loan.

(2)
The grouping contains non-income producing securities.

(3)
Security, or a portion of the security, is on loan.

(4)
Non-income producing security.

(5)
For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.

(6)
Restricted security as to resale, excluding Rule 144A securities. As of June 30, 2020, the Portfolio held restricted securities with a fair value of  $ — or 0.0% of net assets. Please refer to the table below for additional details.

(7)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(8)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(9)
Rate shown is the 7-day yield as of June 30, 2020.

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2020
Asset Table
Investments, at fair value
Common Stock
Communication Services	$15,539,796	$—	$—	$15,539,796
Consumer Discretionary	72,540,022	—	—	72,540,022
Consumer Staples	20,505,547	—	—	20,505,547
See Accompanying Notes to Financial Statements
82

Voya Russell™ Small Cap	SUMMARY PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2020 (Unaudited) (continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2020
Energy	13,848,507	—	—	13,848,507
Financials	100,453,809	—	—	100,453,809
Health Care	126,696,848	—	—	126,696,848
Industrials	89,166,832	—	—	89,166,832
Information Technology	85,185,495	—	—	85,185,495
Materials	24,802,831	—	—	24,802,831
Real Estate	43,444,690	—	—	43,444,690
Utilities	22,243,288	—	—	22,243,288
Total Common Stock	614,427,665	—	—	614,427,665
Rights	—	—	—	—
Warrants	—	536	—	536
Short-Term Investments	28,017,000	132,218,264	—	160,235,264
Total Investments, at fair value	$642,444,665	$132,218,800	$—	$774,663,465
Other Financial Instruments+
Futures	827,423	—	—	827,423
Total Assets	$643,272,088	$132,218,800	$—	$775,490,888

At June 30, 2020, Voya Russell™ Small Cap Index Portfolio held the following restricted securities:
Security	Acquisition Date	Acquisition Cost	Fair Value
Calamos Asset Management, Inc.	1/30/2020	$—	$—
Ferroglobe PLC	6/26/2018	—	—
GTX, Inc. - CVR	6/10/2019	800	—
Media General, Inc. - CVR	1/18/2017	—	—
Progenics Pharmaceuticals, Inc. - CVR	6/22/2020	—	—
		$800	$—

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2020, the following futures contracts were outstanding for Voya Russell™ Small Cap Index Portfolio:
Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
E-mini Russell 2000® Index	251	09/18/20	$18,041,880	$827,423
			$18,041,880	$827,423
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2020 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Net Assets — Unrealized appreciation*	$827,423
Total Asset Derivatives		$827,423

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table within the Portfolio of Investments.

See Accompanying Notes to Financial Statements
83

Voya Russell™ Small Cap	SUMMARY PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2020 (Unaudited) (continued)

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2020 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$1,608,235
Total	$1,608,235

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$566,780
Total	$566,780
At June 30, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $609,667,753.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$236,813,381
Gross Unrealized Depreciation	(70,989,994)
Net Unrealized Appreciation	$165,823,387
See Accompanying Notes to Financial Statements
84

SUMMARY PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of June 30, 2020 (Unaudited)

Investment Type Allocation as of June 30, 2020 (as a percentage of net assets)

U.S. Treasury Obligations	39.3%
Corporate Bonds/Notes	27.0%
U.S. Government Agency Obligations	25.7%
Commercial Mortgage-Backed Securities	2.0%
Sovereign Bonds	1.7%
Municipal Bonds	1.0%
Supranational Bonds	1.0%
Asset-Backed Securities	0.6%
Collateralized Mortgage Obligations	0.1%
Assets in Excess of Other Liabilities*	1.6%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 27.0%
	Basic Materials: 0.7%
500,000 (1)	Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. L.P., 3.700%, 06/01/2028	$532,449	0.0
18,173,000 (2)	Other Securities	20,946,527	0.7
		21,478,976	0.7
	Communications: 2.8%
15,394,000 (3)	AT&T, Inc., 2.300%-6.000%, 03/01/2022-06/01/2051	17,818,059	0.6
11,559,000 (3)	Comcast Corp., 1.950%-6.500%, 02/01/2024-10/15/2048	13,786,806	0.4
1,000,000 (1)	Tencent Holdings Ltd., 2.985%, 01/19/2023	1,039,218	0.0
8,871,000	Verizon Communications, Inc., 4.000%-4.862%, 09/21/2028-03/22/2050	11,430,888	0.4
1,000,000	TWDC Enterprises 18 Corp., 2.350%-4.125%, 12/01/2022-06/01/2044	1,116,826	0.0
7,450,000 (3)	Walt Disney Co/The, 1.750%-4.750%, 08/30/2024-01/13/2051	8,032,609	0.3
30,728,000 (2)	Other Securities	36,347,756	1.1
		89,572,162	2.8
	Consumer, Cyclical: 1.4%
750,000	General Motors Co., 6.600%, 04/01/2036	816,263	0.0
4,250,000	General Motors Financial Co., Inc., 3.150%-5.250%, 06/30/2022-01/05/2028	4,409,526	0.2
4,350,000	Home Depot, Inc./The, 2.700%-5.875%, 09/14/2027-04/15/2040	5,740,190	0.2
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical (continued)
4,500,000 (3)	Toyota Motor Credit Corp., 1.350%-3.200%, 01/11/2023-01/11/2028	$4,786,411	0.1
27,571,858 (2)	Other Securities	29,715,050	0.9
		45,467,440	1.4
	Consumer, Non-cyclical: 4.8%
500,000 (1)	AbbVie, Inc., 2.800%, 03/15/2023	519,146	0.0
1,000,000 (1)	AbbVie, Inc., 3.200%, 11/21/2029	1,116,552	0.0
500,000 (1)	AbbVie, Inc., 3.250%, 10/01/2022	523,330	0.0
500,000 (1)	AbbVie, Inc., 3.450%, 03/15/2022	519,651	0.0
750,000 (1)	AbbVie, Inc., 3.800%, 03/15/2025	837,142	0.0
1,000,000 (1)	AbbVie, Inc., 4.050%, 11/21/2039	1,161,389	0.1
1,000,000 (1)	AbbVie, Inc., 4.250%, 11/21/2049	1,204,035	0.1
750,000 (1)	AbbVie, Inc., 4.550%, 03/15/2035	926,079	0.0
4,750,000	AbbVie, Inc., 3.200%-4.500%, 05/14/2025-05/14/2046	5,495,259	0.2
3,500,000	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., 4.900%, 02/01/2046	4,294,233	0.1
2,500,000	Anheuser-Busch InBev Worldwide, Inc., 3.750%-8.200%, 01/15/2039-06/01/2050	3,258,597	0.1
250,000 (1)	Bristol-Myers Squibb Co., 3.625%, 05/15/2024	275,461	0.0
500,000 (1)	Bristol-Myers Squibb Co., 3.875%, 08/15/2025	569,176	0.0
1,000,000 (1)	Bristol-Myers Squibb Co., 3.900%, 02/20/2028	1,177,360	0.1
1,000,000 (1)	Bristol-Myers Squibb Co., 4.000%, 08/15/2023	1,103,704	0.0
500,000 (1)	Bristol-Myers Squibb Co., 4.625%, 05/15/2044	671,296	0.0
500,000 (1)	Bristol-Myers Squibb Co., 5.000%, 08/15/2045	705,877	0.0
750,000 (1)	Cigna Corp., 3.250%, 04/15/2025	819,827	0.1
500,000 (1)	Cigna Corp., 3.400%, 03/01/2027	551,218	0.0
250,000 (1)	Cigna Corp., 3.500%, 06/15/2024	273,280	0.0
500,000 (1)	Cigna Corp., 4.800%, 07/15/2046	630,568	0.0

See Accompanying Notes to Financial Statements
85

SUMMARY PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of June 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical (continued)
8,393,000	CVS Health Corp., 2.750%-5.300%, 07/20/2020-03/25/2048	$9,974,496	0.3
4,500,000	Johnson & Johnson, 2.450%-3.750%, 03/01/2026-03/03/2047	5,232,231	0.2
5,000,000 (3)	Pfizer, Inc., 3.450%-4.300%, 03/15/2029-12/15/2046	6,193,221	0.2
8,800,000 (3)	UnitedHealth Group, Inc., 2.000%-4.750%, 12/15/2021-05/15/2060	9,892,499	0.3
86,156,000 (2)	Other Securities	97,260,742	3.0
		155,186,369	4.8
	Energy: 2.2%
4,250,000	BP Capital Markets America, Inc., 2.112%-3.937%, 09/16/2021-09/21/2028	4,583,598	0.2
750,000	BP Capital Markets PLC, 3.535%-3.814%, 02/10/2024-11/04/2024	826,423	0.0
4,750,000 (3)	Enterprise Products Operating LLC, 2.850%-4.900%, 04/15/2021-05/15/2046	5,392,618	0.1
3,292,000	Kinder Morgan Energy Partners L.P., 3.500%-6.950%, 03/01/2021-09/01/2044	3,881,329	0.1
1,500,000	Kinder Morgan, Inc., 4.300%-5.550%, 06/01/2025-02/15/2046	1,741,463	0.1
4,790,000 (3)	Shell International Finance BV, 1.750%-4.375%, 09/12/2021-09/12/2046	5,468,630	0.2
44,346,000 (2)	Other Securities	49,082,909	1.5
		70,976,970	2.2
	Financial: 9.0%
17,684,000 (4)	Bank of America Corp., 2.496%-4.450%, 01/23/2022-04/29/2031	19,431,754	0.6
3,500,000 (4)	Bank of New York Mellon Corp./The, 2.600%-3.442%, 02/07/2022-02/07/2028	3,773,462	0.1
1,700,000	Bank of New York Mellon Corp., 2.200%-3.000%, 04/15/2021-10/30/2028	1,799,796	0.1
1,000,000 (1)(3)	BNP Paribas SA, 3.500%, 11/16/2027	1,094,748	0.0
1,000,000 (1)	BPCE SA, 3.250%, 01/11/2028	1,092,998	0.0
14,108,000 (4)	Citigroup, Inc., 2.700%-8.125%, 07/30/2022-05/06/2044	16,185,075	0.5
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
10,000,000 (1)	CPPIB Capital, Inc., 3.125%, 09/25/2023	$10,881,569	0.3
750,000 (1)	Credit Suisse Group AG, 3.574%, 01/09/2023	778,388	0.0
750,000 (1)	Credit Suisse Group AG, 4.282%, 01/09/2028	840,351	0.0
1,000,000 (1)	GE Capital Funding LLC, 4.050%, 05/15/2027	1,056,455	0.1
1,000,000 (1)	GE Capital Funding LLC, 4.550%, 05/15/2032	1,033,600	0.0
5,801,000	GE Capital International Funding Co. Unlimited Co., 4.418%, 11/15/2035	5,895,994	0.2
4,080,000 (4)	Goldman Sachs Group, Inc./The, 2.876%-3.850%, 10/31/2022-04/23/2029	4,389,500	0.1
6,250,000	Goldman Sachs Group, Inc., 3.750%-6.750%, 01/24/2022-10/01/2037	8,241,456	0.3
250,000 (3)	HSBC USA, Inc., 3.500%, 06/23/2024	272,721	0.0
7,950,000 (4)	HSBC Holdings PLC, 2.633%-6.500%, 03/11/2025-12/31/2199	9,536,543	0.3
13,375,000 (4)	JPMorgan Chase & Co., 2.182%-5.500%, 01/24/2022-10/15/2040	15,590,028	0.5
10,000,000	Kreditanstalt fuer Wiederaufbau, 2.625%, 01/25/2022	10,372,127	0.3
6,000,000 (3)	Kreditanstalt fuer Wiederaufbau, 1.625%-2.125%, 11/30/2020-03/07/2022	6,119,260	0.2
750,000 (1)	Metropolitan Life Global Funding I, 3.450%, 12/18/2026	851,210	0.0
11,550,000 (4)	Morgan Stanley, 3.125%-5.000%, 11/01/2022-01/24/2029	12,914,715	0.4
2,000,000 (1)	Ontario Teachers’ Finance Trust, 1.625%, 09/12/2024	2,073,583	0.1
750,000 (1)	Toronto-Dominion Bank/The, 2.500%, 01/18/2023	774,617	0.0
500,000 (1)	UBS Group AG, 3.000%, 04/15/2021	509,916	0.0
750,000	Wells Fargo Bank NA, 6.600%, 01/15/2038	1,107,417	0.0
12,983,000 (4)	Wells Fargo & Co., 2.879%-5.606%, 04/01/2021-11/17/2045	14,263,941	0.5
129,551,000 (2)	Other Securities	141,133,968	4.4
		292,015,192	9.0

See Accompanying Notes to Financial Statements
86

SUMMARY PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of June 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: 2.0%
500,000 (1)(3)	Otis Worldwide Corp., 2.293%, 04/05/2027	$522,851	0.0
500,000 (1)	Otis Worldwide Corp., 3.112%, 02/15/2040	514,501	0.0
55,358,000 (2)	Other Securities	63,406,718	2.0
		64,444,070	2.0
	Technology: 1.9%
11,400,000 (3)	Apple, Inc., 1.650%-4.450%, 02/09/2022-05/11/2050	12,721,935	0.4
1,052,000 (1)	Broadcom, Inc., 4.110%, 09/15/2028	1,152,596	0.0
400,000 (1)	Dell International LLC / EMC Corp., 4.420%, 06/15/2021	411,180	0.0
400,000 (1)	Dell International LLC / EMC Corp., 5.450%, 06/15/2023	437,696	0.0
400,000 (1)	Dell International LLC / EMC Corp., 6.020%, 06/15/2026	458,927	0.0
400,000 (1)	Dell International LLC / EMC Corp., 8.350%, 07/15/2046	520,174	0.1
4,532,000 (3)	Intel Corp., 2.450%-3.734%, 07/29/2025-11/15/2049	5,111,403	0.2
9,250,000	Microsoft Corp., 2.375%-4.200%, 05/01/2023-06/01/2060	10,367,517	0.3
8,080,000	Oracle Corp., 2.500%-5.375%, 07/08/2021-05/15/2045	9,450,819	0.3
18,870,000 (2)	Other Securities	20,573,569	0.6
		61,205,816	1.9
	Utilities: 2.2%
1,000,000 (1)	Israel Electric Corp. Ltd., 4.250%, 08/14/2028	1,134,400	0.0
250,000 (1)	Monongahela Power Co., 5.400%, 12/15/2043	350,004	0.0
59,846,035 (2)	Other Securities	69,407,925	2.2
		70,892,329	2.2
	Total Corporate Bonds/ Notes (Cost $780,568,527)	871,239,324	27.0
COLLATERALIZED MORTGAGE OBLIGATIONS: 0.1%
1,195,887	Fannie Mae 2012-110 CA, 3.000%, 10/25/2042	1,281,146	0.1
885,238	Fannie Mae REMIC Trust 2006-78 BZ, 6.500%, 08/25/2036	1,039,109	0.0
	Total Collateralized Mortgage Obligations
	(Cost $2,182,012)	2,320,255	0.1
MUNICIPAL BONDS: 1.0%
	California: 0.2%
4,335,000	State of California, 7.550%, 04/01/2039	7,738,365	0.2

Principal Amount†		Value	Percentage of Net Assets
MUNICIPAL BONDS (continued)
	Connecticut: 0.2%
3,735,000	Other Securities	$5,066,789	0.2

	New Jersey: 0.3%
3,425,000	New Jersey Turnpike Authority, 7.102%, 01/01/2041	5,672,451	0.2
2,335,000	Other Securities	3,262,368	0.1
		8,934,819	0.3
	New York: 0.1%
3,495,000	Other Securities	4,567,301	0.1

	Washington: 0.2%
3,900,000	State of Washington, 5.140%, 08/01/2040	5,702,658	0.2
	Total Municipal Bonds (Cost $22,832,940)	32,009,932	1.0
U.S. TREASURY OBLIGATIONS: 39.3%
	U.S. Treasury Bonds: 9.0%
45,833,000 (3)	0.625%,05/15/2030	45,700,514	1.4
86,501,000	2.000%,02/15/2050	99,040,266	3.1
10,659,000	2.250%,08/15/2046	12,640,700	0.4
9,072,000	2.500%,05/15/2046	11,250,166	0.4
9,022,000	3.000%,11/15/2044	12,081,374	0.4
10,042,000	3.000%,11/15/2045	13,534,537	0.4
13,888,000	3.625%,08/15/2043	20,290,314	0.6
14,092,000	3.625%,02/15/2044	20,632,394	0.6
13,251,000	3.750%,11/15/2043	19,725,615	0.6
7,845,000	3.875%,08/15/2040	11,695,179	0.4
19,752,600	1.125%-6.000%, 02/15/2026-02/15/2049	24,245,568	0.7
		290,836,627	9.0
	U.S. Treasury Notes: 30.3%
234,448,000	0.125%,06/30/2022	234,328,945	7.3
157,255,000	0.250%,06/15/2023	157,598,995	4.9
201,938,000	0.250%,06/30/2025	201,563,310	6.3
109,851,000	0.500%,06/30/2027	109,932,530	3.4
28,000,000	1.125%,08/31/2021	28,310,625	0.9
13,040,000	1.250%,10/31/2021	13,228,724	0.4
10,000,000	1.500%,02/28/2023	10,354,102	0.3
10,000,000	1.500%,03/31/2023	10,366,016	0.3
10,184,000	1.625%,05/31/2023	10,614,632	0.3
24,847,000	1.625%,02/15/2026	26,587,746	0.8
18,000,000	1.750%,09/30/2022	18,640,898	0.6
17,133,000	2.000%,11/15/2026	18,818,191	0.6
10,105,000	2.125%,06/30/2022	10,502,095	0.3
9,874,000	2.500%,05/15/2024	10,746,075	0.3
11,396,000	2.750%,09/15/2021	11,751,012	0.4
98,578,500 (3)	1.375%-2.750%, 12/31/2020-05/15/2029	103,219,780	3.2
		976,563,676	30.3
	Total U.S. Treasury Obligations (Cost $1,217,876,949)	1,267,400,303	39.3

See Accompanying Notes to Financial Statements
87

SUMMARY PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of June 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: 25.7%
	Federal Home Loan Mortgage Corporation: 6.3%(5)
22,742,441	3.000%,05/01/2045	$24,169,191	0.7
8,816,030	3.000%,11/01/2047	9,530,495	0.3
19,831,313	3.500%,04/01/2043	21,426,967	0.7
22,296,546	3.500%,02/01/2044	24,110,399	0.7
23,494,338	3.500%,03/01/2048	25,683,944	0.8
801,594	3.900%, (US0012M + 1.900)%,02/01/2042	819,828	0.0
10,686,442	4.000%,11/01/2045	11,572,905	0.4
77,761,670	3.000%-6.500%, 04/01/2023-07/01/2048	85,553,830	2.7
		202,867,559	6.3
	Federal National Mortgage Association: 1.0%(5)
18,279,294	3.500%,11/01/2051	19,800,205	0.6
9,862,343	3.000%-7.125%, 10/01/2029-09/01/2046	12,546,599	0.4
		32,346,804	1.0
	Government National Mortgage Association: 6.7%
14,968,660	3.000%,05/20/2050	15,887,107	0.5
61,950,000 (6)	3.000%,07/21/2050	65,621,021	2.0
20,381,565	3.500%,03/20/2047	21,833,030	0.6
11,838,772	3.500%,09/20/2047	12,608,784	0.4
21,208,951	3.500%,02/20/2048	22,719,497	0.7
21,260,994	3.500%,03/20/2048	22,886,696	0.7
8,540,535	4.500%,01/20/2050	9,131,202	0.3
43,810,426	3.000%-6.000%, 10/15/2036-06/20/2048	48,057,799	1.5
		218,745,136	6.7
	Other U.S. Agency Obligations: 1.0%
12,500,000	2.390%,11/01/2034	13,932,056	0.4
11,510,000 (3)	1.875%-7.125%, 08/15/2022-01/15/2038	14,898,812	0.5
3,489,000	Other Securities	3,676,406	0.1
		32,507,274	1.0
	Uniform Mortgage-Backed Securities: 10.7%
29,800,000 (6)	2.000%,08/01/2035	30,775,485	1.0
46,122,000 (6)	2.500%,08/13/2050	47,978,176	1.5
17,422,072	3.000%,12/01/2042	18,952,783	0.6
9,419,853	3.000%,07/01/2043	10,097,987	0.3
19,728,216	3.000%,12/01/2046	20,907,640	0.6
11,254,746	3.500%,11/01/2042	12,120,475	0.4
12,516,593	4.000%,11/01/2040	13,698,001	0.4
11,887,295	4.000%,02/01/2050	12,610,601	0.4
163,268,069	2.500%-6.500%, 04/01/2021-02/01/2050	177,846,357	5.5
		344,987,505	10.7
	Total U.S. Government Agency Obligations (Cost $792,301,839)	831,454,278	25.7
Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: 2.0%
2,000,000 (1)	BAMLL Commercial Mortgage Securities Trust 2015-200P A, 3.218%, 04/14/2033	$2,140,246	0.1
3,000,000	Citigroup Commercial Mortgage Trust 2014-GC19 A4, 4.023%, 03/10/2047	3,248,207	0.1
1,000,000 (1)(4)	COMM 2013-CR10 AM, 4.517%, 08/10/2046	1,062,704	0.0
650,000	COMM 2015-CR23 A3, 3.230%, 05/10/2048	699,289	0.0
315,000 (4)	COMM 2015-PC1 B, 4.577%, 07/10/2050	326,188	0.0
1,000,000	COMM 2016-COR1 A4, 3.091%, 10/10/2049	1,078,320	0.1
1,000,000	COMM 2016-COR1 AM, 3.494%, 10/10/2049	1,052,773	0.0
1,000,000	COMM 2016-CR28 A4, 3.762%, 02/10/2049	1,117,230	0.1
2,000,000 (4)	Ginnie Mae 2011-127 C, 3.500%, 03/16/2047	2,096,799	0.1
5,421,849 (4)	Ginnie Mae 2011-142 B, 3.480%, 02/16/2044	5,561,073	0.2
1,430,984 (4)	Ginnie Mae 2011-20 C, 3.562%, 04/16/2041	1,454,093	0.0
3,950,304 (4)	Ginnie Mae 2011-38 D, 3.641%, 01/16/2051	4,094,708	0.1
59,074 (4)	Ginnie Mae 2011-53 B, 3.906%, 05/16/2051	60,763	0.0
5,000,000	Ginnie Mae 2014-150 C, 3.400%, 12/16/2049	5,263,820	0.2
3,000,000	Ginnie Mae 2014-50 C, 3.400%, 02/16/2047	3,258,192	0.1
6,379,463	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C16, 4.166%, 12/15/2046	6,908,181	0.2
3,000,000	JPMDB Commercial Mortgage Securities Trust 2016-C2 A3A, 2.881%, 06/15/2049	3,200,176	0.1
2,065,000 (1)	Ladder Capital Commercial Mortgage 2013-GCP A2 Mortgage Trust, 3.985%, 02/15/2036	2,267,293	0.1
3,200,000	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C8 A4 A4, 3.134%, 12/15/2048	3,313,923	0.1
2,000,000	Morgan Stanley Bank of America Merrill Lynch Trust 2014 C19 A4, 3.526%, 12/15/2047	2,150,788	0.1

See Accompanying Notes to Financial Statements
88

SUMMARY PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of June 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
1,250,000 (4)	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C15 B, 4.565%, 04/15/2047	$1,299,031	0.0
220,000 (4)	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C21 C, 4.282%, 03/15/2048	201,909	0.0
100,000 (1),(4)	Morgan Stanley Capital I Trust 2011-C1 D, 5.684%, 09/15/2047	99,430	0.0
100,000 (1),(4)	Morgan Stanley Capital I Trust 2011-C1 E, 5.684%, 09/15/2047	98,221	0.0
1,000,000 (1),(4)	MSCG Trust 2015-ALDR A2, 3.577%, 06/07/2035	987,866	0.0
2,350,000	Wells Fargo Commercial Mortgage Trust 2015-P2 A3, 3.541%, 12/15/2048	2,558,644	0.1
2,000,000	Wells Fargo Commercial Mortgage Trust 2016-NXS5 A4, 3.370%, 01/15/2059	2,159,220	0.0
7,000,000	Other Securities	7,839,329	0.2
	Total Commercial Mortgage-Backed Securities (Cost $63,661,569)	65,598,416	2.0
SUPRANATIONAL BONDS: 1.0%
6,506,000	Asian Development Bank, 1.625%-2.125%, 03/16/ 2021-03/19/2025	6,625,698	0.2
12,450,000 (3)	European Investment Bank, 0.625%-4.000%, 02/16/ 2021-07/25/2025	12,695,757	0.4
7,400,000	Inter-American Development Bank, 0.625%-3.200%, 03/15/2021-08/07/2042	7,819,279	0.3
3,964,000	Other Securities	4,153,811	0.1
	Total Supranational Bonds (Cost $30,222,445)	31,294,545	1.0
SOVEREIGN BONDS: 1.7%
4,950,000	Colombia Government International Bond, 4.000%-7.375%, 02/26/2024-09/18/2037	5,812,695	0.2
3,000,000 (1)	Kommunalbanken AS, 2.250%, 01/25/2022	3,090,347	0.1
1,800,000 (1)	Kommunalbanken AS, 2.500%, 01/11/2023	1,897,436	0.0
5,000,000 (3)	Mexico Government International Bond, 4.750%, 03/08/2044	5,271,475	0.2
4,000,000	Peruvian Government International Bond, 6.550%, 03/14/2037	6,102,220	0.2
Principal Amount†		Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
4,000,000	Philippine Government International Bond, 6.375%, 01/15/2032	$5,546,829	0.2
5,000,000 (3)	Province of Alberta Canada, 2.950%, 01/23/2024	5,404,499	0.2
19,365,000 (2)	Other Securities	21,115,070	0.6
	Total Sovereign Bonds (Cost $50,018,215)	54,240,571	1.7
ASSET-BACKED SECURITIES: 0.6%
	Automobile Asset-Backed Securities: 0.4%
1,000,000	GM Financial Automobile Leasing Trust 2018-1 B, 2.870%, 12/20/2021	1,003,598	0.0
350,000	GM Financial Consumer Automobile Receivables Trust 2019-3 A3, 2.180%, 04/16/2024	358,114	0.0
1,000,000 (1)	Hyundai Auto Lease Securitization Trust 2019-A A4, 3.050%, 12/15/2022	1,025,435	0.0
428,882 (1)	Santander Retail Auto Lease Trust 2019-A A2, 2.720%, 01/20/2022	433,321	0.0
350,000 (1)	Santander Retail Auto Lease Trust 2019-B A3, 2.300%, 01/20/2023	357,759	0.0
350,000 (1)	Santander Retail Auto Lease Trust 2019-B A4, 2.380%, 08/21/2023	360,005	0.0
600,000 (1)	Santander Retail Auto Lease Trust 2019-C A4, 1.930%, 11/20/2023	612,727	0.1
350,000	Toyota Auto Receivables 2019-C A4 Owner Trust, 1.880%, 11/15/2024	362,293	0.0
7,935,543	Other Securities	8,195,513	0.3
		12,708,765	0.4
	Credit Card Asset-Backed Securities: 0.2%
4,600,000	Other Securities	4,761,497	0.2

	Other Asset-Backed Securities: 0.0%
1,455,656 (1)	Volvo Financial Equipment LLC Series 2017-1A A4, 2.210%, 11/15/2021	1,461,818	0.0
	Total Asset-Backed Securities (Cost $18,416,978)	18,932,080	0.6
	Total Long-Term Investments (Cost $2,978,081,474)	3,174,489,704	98.4
SHORT-TERM INVESTMENTS: 8.8%
	Commercial Paper: 1.3%
10,000,000	Consolidated Edison, Inc., 0.270%, 07/20/2020	9,998,545	0.3

See Accompanying Notes to Financial Statements
89

SUMMARY PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of June 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Commercial Paper (continued)
6,000,000	Entergy Corp., 0.310%, 07/06/2020	$5,999,699	0.2
3,600,000	Mondelez International, Inc., 0.270%, 07/06/2020	3,599,838	0.1
10,000,000	Raytheon Technologies Corp., 0.270%, 07/08/2020	9,999,400	0.3
14,500,000	UnitedHealth Group, Inc., 0.350%, 07/10/2020	14,498,614	0.4
	Total Commercial Paper (Cost $44,097,141)	44,096,096	1.3
	Floating Rate Notes: 0.6%
3,975,000 (7)	Bank of Montreal, 0.200%, 07/13/2020	3,975,085	0.1
2,775,000 (7)	J.P. Morgan Securities LLC, 0.360%, 07/08/2020	2,775,126	0.1
650,000 (7)	Mitsubishi UFJ Financial Group, Inc., 0.350%, 07/14/2020	650,047	0.0
800,000 (7)	Mizuho Financial Group Inc., 0.340%, 07/14/2020	800,057	0.1
3,225,000 (7)	National Bank of Canada, 1.180%, 07/16/2020	3,225,113	0.1
3,025,000 (7)	Royal Bank of Canada, 0.350%, 07/17/2020	3,025,277	0.1
3,400,000 (7)	Svenska Handelsbanken AB, 0.330%, 07/07/2020	3,400,116	0.1
	Total Floating Rate Notes (Cost $17,850,821)	17,850,821	0.6

	Repurchase Agreements: 1.0%
2,623,184 (7)	BNP Paribas S.A., Repurchase Agreement dated 06/30/20, 0.24%, due 07/01/20 (Repurchase Amount $2,623,201, collateralized by various U.S. Government Securities, 1.106%-6.500%, Market Value plus accrued interest $2,754,343, due 08/15/20-03/19/40)	2,623,184	0.1
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
6,376,741 (7)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/30/20, 0.10%, due 07/01/20 (Repurchase Amount $6,376,758, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $6,504,276, due 08/01/20-02/20/70)	$6,376,741	0.2
3,246,238 (7)	Citadel Securities LLC, Repurchase Agreement dated 06/30/20, 0.15%, due 07/01/20 (Repurchase Amount $3,246,251, collateralized by various U.S. Government Securities, 0.000%-7.625%, Market Value plus accrued interest $3,311,177, due 07/31/20-11/15/49)	3,246,238	0.1
1,638,415 (7)	Industrial & Comm. Bank of China, Repurchase Agreement dated 06/30/20, 0.11%, due 07/01/20 (Repurchase Amount $1,638,420, collateralized by various U.S. Government/ U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $1,671,183, due 07/15/20-06/01/50)	1,638,415	0.1
11,300,209 (7)	RBC Dominion Securities Inc., Repurchase Agreement dated 06/30/20, 0.09%, due 07/01/20 (Repurchase Amount $11,300,237, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $11,526,213, due 07/31/20-07/01/50)	11,300,209	0.3

See Accompanying Notes to Financial Statements
90

SUMMARY PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of June 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
6,491,507 (7)	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/20, 0.24%, due 07/01/20 (Repurchase Amount $6,491,550, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $6,636,384, due 01/15/22-02/15/47)	$6,491,507	0.2
	Total Repurchase Agreements
	(Cost $31,676,294)	31,676,294	1.0
Shares		Value	Percentage of Net Assets
	Mutual Funds(7): 5.9%
1,574,000 (7)(8)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.100%	1,574,000	0.0
188,189,000 (7)(8)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.150%	188,189,000	5.8
1,574,000 (7),(8)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 0.050%	1,574,000	0.1
	Total Mutual Funds (Cost $191,337,000)	191,337,000	5.9
	Total Short-Term Investments (Cost $284,961,256)	284,960,211	8.8

Shares	Value	Percentage of Net Assets
Total Investments in Securities (Cost $3,263,042,730)	$3,459,449,915	107.2
Liabilities in Excess of Other Assets	(231,166,502)	(7.2)
Net Assets	$3,228,283,413	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2020.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

(1)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(2)
The grouping contains securities on loan.

(3)
Security, or a portion of the security, is on loan.

(4)
Variable rate security. Rate shown is the rate in effect as of June 30, 2020.

(5)
The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

(6)
Represents or includes a TBA transaction.

(7)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(8)
Rate shown is the 7-day yield as of June 30, 2020.

Reference Rate Abbreviations:
US0012M   12-month LIBOR

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2020
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$—	$871,239,324	$—	$871,239,324
Collateralized Mortgage Obligations	—	2,320,255	—	2,320,255
Municipal Bonds	—	32,009,932	—	32,009,932
See Accompanying Notes to Financial Statements
91

SUMMARY PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of June 30, 2020 (Unaudited) (continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2020
Sovereign Bonds	—	54,240,571	—	54,240,571
U.S. Government Agency Obligations	—	831,454,278	—	831,454,278
Asset-Backed Securities	—	18,932,080	—	18,932,080
Supranational Bonds	—	31,294,545	—	31,294,545
Commercial Mortgage-Backed Securities	—	65,598,416	—	65,598,416
U.S. Treasury Obligations	—	1,267,400,303	—	1,267,400,303
Short-Term Investments	191,337,000	93,623,211	—	284,960,211
Total Investments, at fair value	$191,337,000	$3,268,112,915	$—	$3,459,449,915
Other Financial Instruments+
Centrally Cleared Swaps	—	205,749	—	205,749
Futures	5,604	—	—	5,604
Total Assets	$191,342,604	$3,268,318,664	$—	$3,459,661,268
Liabilities Table
Other Financial Instruments+
Futures	$(123)	$—	$—	$(123)
Total Liabilities	$(123)	$—	$—	$(123)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2020, the following futures contracts were outstanding for Voya U.S. Bond Index Portfolio:
Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 5-Year Note	19	09/30/20	$2,389,101	$5,604
			$2,389,101	$5,604
Short Contracts:
U.S. Treasury 2-Year Note	(3)	09/30/20	(662,484)	(123)
			$(662,484)	$(123)
At June 30, 2020, the following centrally cleared credit default swaps were outstanding for Voya U.S. Bond Index Portfolio:
Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection(1)
Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Financing Rate (%)(2)	Termination Date	Notional Amount(3)	Fair Value(4)	Unrealized Appreciation/ (Depreciation)
CDX North American Investment Grade Index, Series 34, Version 1	Sell	(1.000)	06/20/25	USD30,000,000	$350,640	$205,749
					$350,640	$205,749

(1)
If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will generally either i) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or ii) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

(2)
Payments received quarterly.

See Accompanying Notes to Financial Statements
92

SUMMARY PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of June 30, 2020 (Unaudited) (continued)

(3)
The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

(4)
The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

Currency Abbreviations
USD – United States Dollar
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2020 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Credit contracts	Net Assets — Unrealized appreciation*	$205,749
Interest rate contracts	Net Assets — Unrealized appreciation**	5,604
Total Asset Derivatives		$211,353
Liability Derivatives
Interest rate contracts	Net Assets — Unrealized depreciation**	$123
Total Liability Derivatives		$123

*
Includes cumulative appreciation/depreciation of centrally cleared swaps as reported in the table within the Portfolio of Investments. Only current days variation margin receivable/payable is included on the Statement of Assets and Liabilities.

**
Includes cumulative appreciation/depreciation of futures contracts as reported in the table within the Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2020 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures	Swaps	Total
Credit Contracts	$—	$278,453	$278,453
Interest Rate Contracts	108,995	—	108,995
Total	$108,995	$278,453	$387,448
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures	Swaps	Total
Credit Contracts	$—	$358,549	$358,549
Interest Rate Contracts	13,469	—	13,469
Total	$13,469	$358,549	$372,018
At June 30, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $3,268,108,955.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$199,412,405
Gross Unrealized Depreciation	(7,715,323)
Net Unrealized Appreciation	$191,697,082

See Accompanying Notes to Financial Statements
93

Investment Adviser
Voya Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Distributor
Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809
Custodian
The Bank of New York Mellon
225 Liberty Street
New York, New York 10286
Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract or variable life insurance policy and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract or variable life insurance policy and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.
RETIREMENT | INVESTMENTS | INSURANCE
voyainvestments.com
VPSAR-VIPALL   (0620-081720)

Semi-Annual Report
June 30, 2020
Classes ADV, I and S
Domestic Equity Index Portfolios
■
Voya Index Plus LargeCap Portfolio

■
Voya Index Plus MidCap Portfolio

■
Voya Index Plus SmallCap Portfolio

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of each Portfolio’s annual and semi-annual shareholder reports, like this semi-annual report, will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on a website and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from your insurance carrier electronically by contacting them directly.

You may elect to receive all future reports in paper free of charge. If you received this document in the mail, please follow the instructions provided to elect to continue receiving paper copies of your shareholder reports. You can inform us that you wish to continue receiving paper copies by calling 1-800-283-3427. Your election to receive reports in paper will apply to all the funds in which you invest.

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

PROXY VOTING INFORMATION
A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Portfolios’ website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Portfolios’ website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.
QUARTERLY PORTFOLIO HOLDINGS
The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. This report contains a summary portfolio of investments for the Portfolios. The Portfolios’ Forms NPORT-P are available on the SEC’s website at www.sec.gov. The Portfolios’ complete schedule of portfolio holdings is available: on www.voyainvestments.com and without charge upon request from the Portfolio by calling Shareholder Services toll-free at (800) 992-0180.

PRESIDENT’S LETTER

Dear Shareholder,
The U.S. Federal Reserve Board’s (“Fed”) massive policy response to the COVID-19 pandemic helped stabilize the economy; as distancing restrictions eased and people began returning to work, economic data began to signal a potential turnaround. After tumbling toward bear market territory in the first quarter of 2020, U.S. stocks staged a turnaround in the second quarter, posting their strongest quarterly performance in 20 years. For the six-and twelve-month periods ended June 30, 2020, the S&P 500® Index(1) returned -3.08% and 7.51%, respectively — both results were better than many had expected.
In our view, the financial markets are signaling potential for improvement; yet it is difficult to recognize in real time, given the increasing number of COVID-19 cases in the United States. We believe the U.S. will contain the virus well enough to avoid another widespread lockdown and double-dip recession. Current economic data are improving, and given how high unemployment is, U.S. consumers seem fairly resilient with payrolls, auto sales and new home sales all rising. Should the phased re-openings proceed mostly as planned, we expect these trends to continue. If there is another shock, virus-related or otherwise, we think the Fed and Congress will put sufficiently supportive policies in place to promote economic and asset-price growth.
Keeping mindful of heightened economic and market uncertainty remains the cornerstone of Voya’s approach to investing. In the first half of 2020 alone, we have seen how quickly markets can take turns for the worse and for the better. In our view, the most likely path to realizing long-term investment goals is to diversify one’s portfolio as broadly as possible, without seeking to capture gains or sidestep losses by timing the markets. The risk-return tradeoffs your investment advisor built into your portfolio are intended to achieve long-term investment goals; in our opinion, they should not be undone for any shorter-term considerations.
While we are humble and realistic in the face of the challenges ahead, we believe we are well prepared for and fully committed to serving our clients without disruption. We appreciate your continued confidence in us, and we look forward to serving your investment needs in the future.
Sincerely,
Dina Santoro
President
Voya Family of Funds
July 29, 2020

(1)
The S&P 500® Index is an index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and the Voya mutual funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for a Voya mutual fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any Voya mutual fund. Reference to specific company securities should not be construed as recommendations or investment advice.
International investing poses special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

1

SHAREHOLDER EXPENSE EXAMPLES (Unaudited)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.
The Examples are based on an investment of  $1,000 invested at the beginning of the period and held for the entire period from January 1, 2020 to June 30, 2020. The Portfolios’ expenses are shown without the imposition of any charges which are, or may be, imposed under your variable annuity contract, variable life insurance policy, qualified pension or retirement plan. Expenses would have been higher if such charges were included.
Actual Expenses
The left section of the table shown below, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.
	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2020*	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2020*
Voya Index Plus LargeCap Portfolio
Class ADV	$1,000.00	$950.30	1.05%	$5.09	$1,000.00	$1,019.64	1.05%	$5.27
Class I	1,000.00	952.30	0.55	2.67	1,000.00	1,022.13	0.55	2.77
Class S	1,000.00	951.40	0.80	3.88	1,000.00	1,020.89	0.80	4.02
Voya Index Plus MidCap Portfolio
Class I	$1,000.00	$839.40	0.60%	$2.74	$1,000.00	$1,021.88	0.60%	$3.02
Class S	1,000.00	838.70	0.85	3.89	1,000.00	1,020.64	0.85	4.27
Voya Index Plus SmallCap Portfolio
Class I	$1,000.00	$791.20	0.60%	$2.67	$1,000.00	$1,021.88	0.60%	$3.02
Class S	1,000.00	790.20	0.85	3.78	1,000.00	1,020.64	0.85	4.27

*
Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half-year.

2

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2020 (Unaudited)

	Voya Index Plus LargeCap Portfolio	Voya Index Plus MidCap Portfolio	Voya Index Plus SmallCap Portfolio
ASSETS:
Investments in securities at fair value+*	$767,109,424	$420,675,667	$190,279,478
Short-term investments at fair value†	6,875,959	10,440,449	7,963,155
Cash	284,952	189,549	67,589
Cash collateral for futures	452,000	571,560	92,560
Receivables:
Fund shares sold	135,977	125,414	265,341
Dividends	708,747	423,317	156,266
Interest	98	26	33
Prepaid expenses	9,402	5,285	2,444
Reimbursement due from Investment Adviser	15,794	46,369	21,020
Other assets	97,383	58,446	29,443
Total assets	775,689,736	432,536,082	198,877,329
LIABILITIES:
Payable for investment securities purchased	8,227	—	1,569
Payable for fund shares redeemed	368,354	20,876	1,050
Payable upon receipt of securities loaned	771,959	4,187,449	6,893,155
Payable for investment management fees	286,275	178,117	78,941
Payable for distribution and shareholder service fees	23,609	11,749	8,204
Payable to directors under the deferred compensation plan (Note 6)	97,383	58,446	29,443
Payable for directors fees	4,004	2,213	995
Other accrued expenses and liabilities	287,925	220,525	136,414
Total liabilities	1,847,736	4,679,375	7,149,771
NET ASSETS	$773,842,000	$427,856,707	$191,727,558
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$634,404,951	$449,381,860	$221,917,968
Total distributable earnings (loss)	139,437,049	(21,525,153)	(30,190,410)
NET ASSETS	$773,842,000	$427,856,707	$191,727,558
+ Including securities loaned at value	$756,408	$4,073,210	$6,637,484
* Cost of investments in securities	$636,940,616	$427,394,369	$204,962,316
† Cost of short-term investments	$6,875,959	$10,440,449	$7,963,155
Class ADV
Net assets	$1,119,384	n/a	n/a
Shares authorized	100,000,000	n/a	n/a
Par value	$0.001	n/a	n/a
Shares outstanding	46,790	n/a	n/a
Net asset value and redemption price per share	$23.92	n/a	n/a
Class I
Net assets	$660,367,182	$371,638,663	$151,886,040
Shares authorized	200,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	27,306,484	23,091,174	9,455,657
Net asset value and redemption price per share	$24.18	$16.09	$16.06
Class S
Net assets	$112,355,434	$56,218,044	$39,841,518
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	4,688,090	3,551,163	2,509,840
Net asset value and redemption price per share	$23.97	$15.83	$15.87

See Accompanying Notes to Financial Statements
3

STATEMENTS OF OPERATIONS for the six months ended June 30, 2020 (Unaudited)

	Voya Index Plus LargeCap Portfolio	Voya Index Plus MidCap Portfolio	Voya Index Plus SmallCap Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$7,645,793	$4,047,527	$1,395,527
Interest	1,208	701	398
Securities lending income, net	8,957	11,786	40,323
Total investment income	7,655,958	4,060,014	1,436,248
EXPENSES:
Investment management fees	1,792,174	1,100,329	495,111
Distribution and shareholder service fees:
Class ADV	2,794	—	—
Class S	139,549	72,346	51,841
Transfer agent fees (Note 6):
Class ADV	377	—	—
Class I	227,576	291,644	118,499
Class S	37,164	44,156	31,386
Shareholder reporting expense	33,670	25,480	14,924
Professional fees	33,670	19,292	9,646
Custody and accounting expense	51,870	20,020	25,480
Director fees	16,018	8,851	3,983
Licensing fee (Note 7)	79,645	44,009	19,803
Miscellaneous expense	26,296	15,421	10,594
Interest expense	17	—	—
Total expenses	2,440,820	1,641,548	781,267
Waived and reimbursed fees	(97,000)	(242,044)	(131,429)
Net expenses	2,343,820	1,399,504	649,838
Net investment income	5,312,138	2,660,510	786,410
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	3,230,508	(12,824,288)	(15,286,864)
Futures	1,740,052	(2,125,157)	(424,687)
Net realized gain (loss)	4,970,560	(14,949,445)	(15,711,551)
Net change in unrealized appreciation (depreciation) on:
Investments	(59,593,675)	(74,351,826)	(37,519,587)
Futures	34,223	(236,524)	(8,919)
Net change in unrealized appreciation (depreciation)	(59,559,452)	(74,588,350)	(37,528,506)
Net realized and unrealized loss	(54,588,892)	(89,537,795)	(53,240,057)
Decrease in net assets resulting from operations	$(49,276,754)	$(86,877,285)	$(52,453,647)
* Foreign taxes withheld	$4,069	$2,265	$2,501

See Accompanying Notes to Financial Statements
4

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Voya Index Plus LargeCap Portfolio		Voya Index Plus MidCap Portfolio
	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
FROM OPERATIONS:
Net investment income	$5,312,138	$12,523,538	$2,660,510	$6,443,816
Net realized gain (loss)	4,970,560	71,392,243	(14,949,445)	(1,996,436)
Net change in unrealized appreciation (depreciation)	(59,559,452)	151,982,398	(74,588,350)	118,411,818
Increase (decrease) in net assets resulting from operations	(49,276,754)	235,898,179	(86,877,285)	122,859,198
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	(105,361)	(122,819)	—	—
Class I	(72,216,692)	(74,563,767)	(5,713,179)	(49,293,203)
Class S	(12,151,657)	(12,986,058)	(711,318)	(7,655,712)
Total distributions	(84,473,710)	(87,672,644)	(6,424,497)	(56,948,915)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	17,854,438	44,872,709	3,299,589	6,229,490
Reinvestment of distributions	84,192,475	87,672,644	6,424,497	56,948,915
	102,046,913	132,545,353	9,724,086	63,178,405
Cost of shares redeemed	(110,698,331)	(213,077,080)	(28,316,703)	(70,102,967)
Net decrease in net assets resulting from capital share transactions	(8,651,418)	(80,531,727)	(18,592,617)	(6,924,562)
Net increase (decrease) in net assets	(142,401,882)	67,693,808	(111,894,399)	58,985,721
NET ASSETS:
Beginning of year or period	916,243,882	848,550,074	539,751,106	480,765,385
End of year or period	$773,842,000	$916,243,882	$427,856,707	$539,751,106
See Accompanying Notes to Financial Statements
5

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Voya Index Plus SmallCap Portfolio
	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
FROM OPERATIONS:
Net investment income	$786,410	$2,298,005
Net realized gain (loss)	(15,711,551)	2,192,529
Net change in unrealized appreciation (depreciation)	(37,528,506)	43,730,930
Increase (decrease) in net assets resulting from operations	(52,453,647)	48,221,464
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class I	(3,893,818)	(30,446,788)
Class S	(911,743)	(8,279,392)
Total distributions	(4,805,561)	(38,726,180)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	3,807,659	3,480,308
Reinvestment of distributions	4,805,561	38,726,180
	8,613,220	42,206,488
Cost of shares redeemed	(11,705,055)	(35,033,124)
Net increase (decrease) in net assets resulting from capital share transactions	(3,091,835)	7,173,364
Net increase (decrease) in net assets	(60,351,043)	16,668,648
NET ASSETS:
Beginning of year or period	252,078,601	235,409,953
End of year or period	$191,727,558	$252,078,601
See Accompanying Notes to Financial Statements
6

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each year or period.
		Income (loss) from investment operations			Less Distributions								Ratios to average net assets				Supplemental Data
	Net asset value, beginning of yearor period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)		Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)		(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Index Plus LargeCap Portfolio
Class ADV
06-30-20+	28.37	0.11•	(1.76)	(1.65)	0.28	2.52	—	2.80	—	23.92	(4.97)		1.08	1.05	1.05	0.89	1,119	26
12-31-19	24.41	0.25	6.52	6.77	0.40	2.41	—	2.81	—	28.37	29.40		1.00	1.00	1.00	0.95	1,247	45
08-24-18(5) - 12-31-18	28.07	0.10•	(3.76)	(3.66)	0.00*	—	—	0.00*	—	24.41	(13.04)		0.99	0.99	0.99	1.08	1,016	72
Class I
06-30-20+	28.77	0.17•	(1.79)	(1.62)	0.45	2.52	—	2.97	—	24.18	(4.77)		0.58	0.55	0.55	1.36	660,367	26
12-31-19	24.64	0.39•	6.59	6.98	0.44	2.41	—	2.85	—	28.77	30.05		0.50	0.50	0.50	1.44	788,581	45
12-31-18	29.11	0.41•	(2.18)	(1.77)	0.43	2.27	—	2.70	—	24.64	(6.82)		0.49	0.49	0.49	1.47	728,383	72
12-31-17	24.19	0.42•	5.41	5.83	0.42	0.49	—	0.91	—	29.11	24.64		0.48	0.46	0.46	1.58	774,135	56
12-31-16	22.32	0.42•	1.83	2.25	0.38	—	—	0.38	—	24.19	10.27		0.49	0.44	0.44	1.85	678,267	96
12-31-15	22.48	0.39•	(0.19)	0.20	0.36	—	—	0.36	—	22.32	0.84		0.49	0.44	0.44	1.74	565,257	66
Class S
06-30-20+	28.49	0.14•	(1.77)	(1.63)	0.37	2.52	—	2.89	—	23.97	(4.86)		0.83	0.80	0.80	1.12	112,355	26
12-31-19	24.43	0.32•	6.53	6.85	0.38	2.41	—	2.79	—	28.49	29.73		0.75	0.75	0.75	1.19	126,416	45
12-31-18	28.87	0.34•	(2.16)	(1.82)	0.35	2.27	—	2.62	—	24.43	(7.04)		0.74	0.74	0.74	1.23	119,150	72
12-31-17	24.00	0.35•	5.37	5.72	0.36	0.49	—	0.85	—	28.87	24.30		0.73	0.71	0.71	1.33	100,271	56
12-31-16	22.14	0.36•	1.82	2.18	0.32	—	—	0.32	—	24.00	9.99		0.74	0.69	0.69	1.59	104,129	96
12-31-15	22.29	0.33•	(0.18)	0.15	0.30	—	—	0.30	—	22.14	0.63		0.74	0.69	0.69	1.49	109,690	66
Voya Index Plus MidCap Portfolio
Class I
06-30-20+	19.50	0.10•	(3.26)	(3.16)	0.25	—	—	0.25	—	16.09	(16.06)		0.71	0.60	0.60	1.24	371,639	24
12-31-19	17.22	0.23•	4.18	4.41	0.26	1.87	—	2.14	—	19.50	27.08		0.55	0.55	0.55	1.26	468,981	38
12-31-18	22.95	0.25•	(3.12)	(2.87)	0.23	2.63	—	2.86	—	17.22	(14.34)		0.55	0.55	0.55	1.18	415,219	68
12-31-17	21.87	0.21•	2.62	2.83	0.30	1.45	—	1.75	—	22.95	13.58		0.53	0.51	0.51	0.96	559,342	75
12-31-16	20.74	0.23	3.18	3.41	0.22	2.06	—	2.28	—	21.87	18.14		0.54	0.49	0.49	1.11	561,057	99
12-31-15	24.58	0.22	(0.45)	(0.23)	0.23	3.38	—	3.61	—	20.74	(1.79)		0.54	0.49	0.49	0.94	513,583	90
Class S
06-30-20+	19.14	0.08•	(3.19)	(3.11)	0.20	—	—	0.20	—	15.83	(16.13)		0.96	0.85	0.85	0.99	56,218	24
12-31-19	16.93	0.18•	4.11	4.29	0.21	1.87	—	2.08	—	19.14	26.74		0.80	0.80	0.80	1.01	70,770	38
12-31-18	22.59	0.19•	(3.05)	(2.86)	0.17	2.63	—	2.80	—	16.93	(14.52)		0.80	0.80	0.80	0.93	65,547	68
12-31-17	21.55	0.15•	2.58	2.73	0.24	1.45	—	1.69	—	22.59	13.29		0.78	0.76	0.76	0.71	88,547	75
12-31-16	20.46	0.19	3.12	3.31	0.16	2.06	—	2.22	—	21.55	17.83		0.79	0.74	0.74	0.86	104,140	99
12-31-15	24.29	0.15•	(0.44)	(0.29)	0.16	3.38	—	3.54	—	20.46	(2.06)		0.79	0.74	0.74	0.69	102,389	90
Voya Index Plus SmallCap Portfolio
Class I
06-30-20+	20.91	0.07•	(4.49)	(4.42)	0.21	0.22	—	0.43	—	16.06	(20.88)		0.74	0.60	0.60	0.84	151,886	23
12-31-19	20.36	0.21	3.86	4.07	0.23	3.29	—	3.53	—	20.91	21.81		0.57	0.57	0.57	0.98	199,122	43
12-31-18	26.78	0.22•	(2.95)	(2.73)	0.24	3.45	—	3.69	—	20.36	(12.40	) (a)	0.55	0.55	0.55	0.86(b)	185,212	67
12-31-17	26.91	0.22•	2.25	2.47	0.25	2.35	—	2.60	—	26.78	9.91		0.54	0.52	0.52	0.83	231,351	65
12-31-16	21.97	0.23	5.57	5.80	0.20	0.66	—	0.86	—	26.91	27.32		0.55	0.50	0.50	0.95	243,530	60
12-31-15	22.90	0.19•	(0.92)	(0.73)	0.20	—	—	0.20	—	21.97	(3.21)		0.55	0.50	0.50	0.81	199,425	46
Class S
06-30-20+	20.62	0.05•	(4.43)	(4.38)	0.15	0.22	—	0.37	—	15.87	(20.98)		0.99	0.85	0.85	0.59	39,842	23
12-31-19	20.10	0.16	3.82	3.98	0.17	3.29	—	3.46	—	20.62	21.55		0.82	0.82	0.82	0.73	52,956	43
12-31-18	26.47	0.15•	(2.91)	(2.76)	0.16	3.45	—	3.61	—	20.10	(12.62	) (a)	0.80	0.80	0.80	0.61(b)	50,198	67
12-31-17	26.63	0.15•	2.22	2.37	0.18	2.35	—	2.53	—	26.47	9.60		0.79	0.77	0.77	0.58	65,645	65
12-31-16	21.74	0.16•	5.53	5.69	0.14	0.66	—	0.80	—	26.63	27.01		0.80	0.75	0.75	0.70	82,654	60
12-31-15	22.66	0.13•	(0.91)	(0.78)	0.14	—	—	0.14	—	21.74	(3.47)		0.80	0.75	0.75	0.55	75,891	46
See Accompanying Notes to Financial Statements
7

Financial Highlights (continued)

(1)
Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)
Annualized for periods less than one year.

(3)
Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.

(4)
Ratios do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.

(5)
Commencement of operations.

(a)
Excluding amounts related to a securities lending settlement recorded in the year ended December 31, 2018, total return for Voya Index Plus SmallCap Portfolio would have been (12.44)% and (12.66)% for Classes I and S, respectively.

(b)
Excluding amounts related to a securities lending settlement recorded in the year ended December 31, 2018, Voya Index Plus SmallCap Portfolio’s Net Investment Income Ratios would have been 0.82% and 0.57% for Classes I and S, respectively.

+
Unaudited.

•
Calculated using average number of shares outstanding throughout the year or period.

*
Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

See Accompanying Notes to Financial Statements
8

NOTES TO FINANCIAL STATEMENTS as of June 30, 2020 (Unaudited)

NOTE 1 — ORGANIZATION
Voya Variable Portfolios, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (“1940 Act” or “Act”), as an open-end management investment company. The Company was incorporated under the laws of Maryland on June 4, 1996. There are fourteen active separate investment series that comprise the Company. The three series (each a “Portfolio” and collectively the “Portfolios”) included in this report are: Voya Index Plus LargeCap Portfolio (“Index Plus LargeCap”), Voya Index Plus MidCap Portfolio (“Index Plus MidCap”), and Voya Index Plus SmallCap Portfolio (“Index Plus SmallCap”), each a diversified series of the Company. The investment objective of the Portfolios is described in the respective Portfolio’s Prospectus.
The classes of shares included in this report are: Adviser (“Class ADV”), Class I and Class S. With the exception of class specific matters, each class has equal voting rights as to voting privileges. For class specific proposals, only the applicable class would have voting privileges. The classes differ principally in the applicable distribution and shareholder service fees. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a portfolio and earn income and realized gains/losses from a portfolio pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.
Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Portfolios. Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”), a Delaware limited liability company, serves as the Sub-Adviser to the Portfolios. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Portfolios.
NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Each Portfolio is considered an investment company under the U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.
A. Security Valuation. Each Portfolio is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Portfolio is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The data reflected on the consolidated tape provided by the CTA is generated by various market centers, including all securities exchanges, electronic communications networks, and third-market broker-dealers. The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Portfolio is closed for business, Portfolio shares will not be priced and a Portfolio does not transact purchase and redemption orders. To the extent a Portfolio’s assets are traded in other markets on days when a Portfolio does not price its shares, the value of a Portfolio’s assets will likely change and you will not be able to purchase or redeem shares of a Portfolio.
Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded or, if such price is not available, at the last sale price as of the Market Close for such security provided by the CTA. Bank loans are valued at the average of the averages of the bid and ask prices provided to an independent loan pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded.
When a market quotation is not readily available or is deemed unreliable, each Portfolio will determine a fair

9

NOTES TO FINANCIAL STATEMENTS as of June 30, 2020 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

value for the relevant asset in accordance with procedures adopted by the Portfolios’ Board of Directors (“Board”). Such procedures provide, for example, that: (a) Exchange-traded securities are valued at the mean of the closing bid and ask; (b) Debt obligations are valued using an evaluated price provided by an independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data; (c) Securities traded in the over-the-counter (“OTC”) market are valued based on prices provided by independent pricing services or market makers; (d) Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes; (e) Centrally cleared swap agreements are valued using a price provided by the central counterparty clearinghouse; (f) OTC swap agreements are valued using a price provided by an independent pricing service; (g) Forward foreign currency exchange contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and each Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service; and (h) Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.
The prospectuses of the open-end registered investment companies in which each Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.
Foreign securities’ (including forward foreign currency exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of Market Close. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and Market Close. Multiple factors may be considered by the independent pricing service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.
All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. The Board has delegated to the Investment Adviser responsibility for overseeing the implementation of the Portfolios’ valuation procedures; a “Pricing Committee” comprised of employees of the Investment Adviser or its affiliates has responsibility for applying the fair valuation methods set forth in the procedures and, if a fair valuation cannot be determined pursuant to the fair valuation methods, determining the fair value of assets held by the Portfolios. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine each Portfolio’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Portfolio.
Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the

10

NOTES TO FINANCIAL STATEMENTS as of June 30, 2020 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Portfolios’ investments under these levels of classification is included within the Portfolio of Investments.
GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when a Portfolio has a significant amount of Level 3 investments.
B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios. Premium amortization and discount accretion are determined by the effective yield method.
C. Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:
(1)
Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)
Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on each Portfolio’s book, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities.
D. Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Dividends from net investment income and capital gain distributions, if any, are declared and paid annually by the Portfolios. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.
E. Federal Income Taxes. It is the policy of each Portfolio to comply with the requirements of subchapter M of the Internal Revenue Code and related excise tax provisions applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, no federal income tax provision is required. Management has considered the sustainability of the Portfolios’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until any capital loss carryforwards have been fully utilized.
The Portfolios may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.
F. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
G. Risk Exposures and the Use of Derivative Instruments. Each Portfolio’s investment strategies permit it to enter into various types of derivatives contracts,

11

NOTES TO FINANCIAL STATEMENTS as of June 30, 2020 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

including, but not limited to, futures contracts. In doing so, a Portfolio will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow a Portfolio to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.
In pursuit of its investment objectives, a Portfolio may seek to increase or decrease its exposure to the following market or credit risk factors:
Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of a Portfolio to achieve its investment objectives.
Risks of Investing in Derivatives. Each Portfolio’s use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where a Portfolio is using derivatives to decrease, or hedge, exposures to market or credit risk factors for securities held by a Portfolio, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.
Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Portfolio. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Portfolio and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so a Portfolio may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Portfolio to the risk of improper valuation.
Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated OTC with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Portfolio to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.
H. Foreign Currency Transactions and Futures Contracts. Each Portfolio may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to and from the U.S. dollar in connection with the planned purchases or sales of securities. When entering into a currency forward contract, a Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed upon date. The Portfolios either enter into these transactions on a spot basis at the spot rate prevailing in the foreign currency exchange market or use forward foreign currency contracts to purchase or sell foreign currencies. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation. Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar. There were no forward foreign currency contracts entered into by any Portfolio during the period ended June 30, 2020.
Each Portfolio may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. Each Portfolio may buy and sell futures contracts. Futures contracts traded on a

12

NOTES TO FINANCIAL STATEMENTS as of June 30, 2020 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Portfolio’s assets are valued.
Upon entering into a futures contract, each Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. Open futures contracts are reported on a table within each Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are footnoted in the Portfolio of Investments, if any. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in each Portfolio’s Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in each Portfolio’s Statement of Operations. Realized gains (losses) are reported in each Portfolio’s Statement of Operations at the closing or expiration of futures contracts.
Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the period ended June 30, 2020, each Portfolio had purchased futures contracts on various equity indices to “equitize” cash. Futures contracts are purchased to provide immediate market exposure proportionate to the size of the Portfolio’s respective cash flows and residual cash balances in order to decrease potential tracking error if the cash remained uninvested in the market. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where the Portfolios are unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Portfolios’ securities. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
During the period ended June 30, 2020, Index Plus LargeCap, Index Plus MidCap, and Index Plus SmallCap had average notional values on futures contracts purchased of  $7,724,128, $6,135,955 and $2,094,647, respectively. Please refer to the tables within each respective Portfolio of Investments for open futures contracts at June 30, 2020.
I. Securities Lending. Each Portfolio may temporarily loan up to 33 1∕3% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Portfolios will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Portfolios will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolios will lose money due to the failure of a borrower to return a borrowed security. Loans are subject to termination at the option of the borrower or the Portfolios. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the NAV, causing the Portfolios to be more volatile. The use of leverage may increase expenses and increase the impact of the Portfolios’ other risks.
J. Restricted Securities. Each Portfolio may invest in restricted securities, which include those sold under Rule 144A of the Securities Act of 1933, as amended (“1933 Act”) or securities offered pursuant to Section 4(a)(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined in good faith under procedures approved by the Board.
Securities that are not registered for sale to the public under the 1933 Act are referred to as “restricted securities.” These securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. Many times these securities are subject to legal or contractual restrictions on resale. As a result of the absence of a public trading market, the prices of these securities may be more volatile, less liquid and more difficult to value than publicly traded securities. The price realized from the sale of these securities could be less than the amount originally paid or less than their fair value if they are resold in privately negotiated transactions. In addition, these securities may not be subject to disclosure and other investment protection requirements that are afforded to publicly traded securities. Certain investments may include investment in smaller, less seasoned issuers, which may involve greater risk.

13

NOTES TO FINANCIAL STATEMENTS as of June 30, 2020 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

K. Indemnifications. In the normal course of business, the Company may enter into contracts that provide certain indemnifications. The Company’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.
NOTE 3 — INVESTMENT TRANSACTIONS
For the six months ended June 30, 2020, the cost of purchases and the proceeds from the sale of securities, excluding short-term securities, were as follows:
	Purchases	Sales
Index Plus LargeCap	$201,793,316	$283,956,172
Index Plus MidCap	107,529,924	132,010,729
Index Plus SmallCap	45,761,311	50,066,109
NOTE 4 — INVESTMENT MANAGEMENT FEES
The Portfolios have entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Portfolios. The Investment Adviser oversees all investment management and portfolio management services for the Portfolios and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates:
Index Plus LargeCap	0.45%
Index Plus MidCap	0.50%
Index Plus SmallCap	0.50%
The Investment Adviser has entered into a sub-advisory agreement with Voya IM with respect to each Portfolio. Voya IM provides investment advice for the Portfolios and is paid by the Investment Adviser based on the average daily net assets of each respective Portfolio. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Portfolios’ assets in accordance with the Portfolios’ investment objectives, policies, and limitations.
NOTE 5 — DISTRIBUTION FEES
Class ADV and Class S shares of the respective Portfolios are subject to a shareholder service and distribution plan
(each a “Plan” and collectively, the “Plans”), whereby the Distributor is compensated by each Portfolio for expenses incurred for shareholder servicing and/or the distribution of each respective Portfolio’s Class ADV and Class S shares. Pursuant to the Plan, the Distributor is entitled to a payment each month to compensate for expenses incurred in the distribution and promotion of each respective Portfolio’s Class ADV and Class S shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees paid to securities dealers who have executed a distribution agreement with the Distributor.
Under the Plan for Class ADV shares of Index Plus LargeCap, the Distributor is paid an annual shareholder service fee at the rate of 0.25% of the Portfolio’s average daily net assets attributable to its Class ADV shares and an annual distribution fee at the rate of 0.25% of the Portfolio’s average daily net assets attributable to its Class ADV shares.
Under the Plan, Class S shares of the Portfolios pay the Distributor a fee calculated at an annual rate of 0.25% of average daily net assets attributable to each Portfolio’s Class S shares.
NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES
At June 30, 2020, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. owned more than 5% of the following Portfolios:
Subsidiary	Portfolio	Percentage
ReliaStar Life Insurance Company	Index Plus SmallCap	5.05%
Voya Retirement Insurance and Annuity Company	Index Plus LargeCap	68.54
	Index Plus MidCap	80.31
	Index Plus SmallCap	70.60
Under the 1940 Act, the direct or indirect beneficial owner of more than 25% of the voting securities of a company (including a fund) is presumed to control such company. Companies under common control (e.g., companies with a common owner of greater than 25% of their respective voting securities) are affiliates under the 1940 Act.
The Investment Adviser may direct the Portfolios’ Sub-Adviser to use its best efforts (subject to obtaining best execution of each transaction) to allocate a Portfolio’s equity security transactions through certain designated broker-dealers. The designated broker-dealer, in turn, will reimburse a portion of the brokerage commissions to pay certain expenses of that Portfolio. Any amounts credited to the Portfolios are reflected as brokerage commission recapture on the accompanying Statements of Operations.

14

NOTES TO FINANCIAL STATEMENTS as of June 30, 2020 (Unaudited) (continued)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

The Portfolios have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent directors, as described in the DC Plan, to defer the receipt of all or a portion of the directors’ fees that they are entitled to receive from the Portfolios. For purposes of determining the amount owed to the director under the DC Plan, the amounts deferred are invested in shares of the funds selected by the director (the “Notional Funds”). The Portfolios purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the directors’ deferred fees, resulting in a Portfolio asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of  “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of directors’ fees under the DC Plan will not affect net assets of the Portfolios, and will not materially affect the Portfolios’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.
Effective January, 1, 2020, the Portfolios may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the period ended June 30, 2020, the per account fees for affiliated recordkeeping services paid by each Portfolio were as follows:
Portfolio	Amount
Index Plus LargeCap	$264,438
Index Plus MidCap	335,476
Index Plus SmallCap	149,698
NOTE 7 — LICENSING FEE
The Portfolios pay an annual licensing fee to S&P Opco, LLC.
NOTE 8 — EXPENSE LIMITATION AGREEMENT
The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with each Portfolio whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and acquired fund fees and expenses to the levels listed below:
Portfolio	Class ADV	Class I	Class S
Index Plus LargeCap	1.05%	0.55%	0.80%
Index Plus MidCap	N/A	0.60%	0.85%
Index Plus SmallCap	N/A	0.60%	0.85%
The Investment Adviser may at a later date recoup from a Portfolio for fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, a Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.
As of June 30, 2020, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser, and the related expiration dates, are as follows:
	June 30,
	2021	2022	2023	Total
Index Plus LargeCap	$—	$—	$97,000	$97,000
Index Plus MidCap	—	—	242,043	242,043
Index Plus SmallCap	—	—	131,429	131,429
The Expense Limitation Agreement is contractual through May 1, 2021 and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.
NOTE 9 — LINE OF CREDIT
Effective May 15, 2020, each Portfolio, in addition to certain other funds managed by the Investment Adviser, has entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of  $400,000,000 through May 14, 2021. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of a Portfolio or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to May 15, 2020, the predecessor line of credit was for an aggregate amount of  $400,000,000 and paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through May 15, 2020.
Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.
The following Portfolio utilized the line of credit during the six months ended June 30, 2020:
Portfolio	Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
Index Plus LargeCap	1	$558,000	1.10%

15

NOTES TO FINANCIAL STATEMENTS as of June 30, 2020 (Unaudited) (continued)

NOTE 10 — CAPITAL SHARES
Transactions in capital shares and dollars were as follows:
	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Index Plus LargeCap
Class ADV
6/30/2020	74,194	—	4,783	(76,145)	2,832	1,686,193	—	105,361	(1,805,442)	(13,888)
12/31/2019	16,031	—	4,965	(18,680)	2,316	424,461	—	122,819	(503,758)	43,522
Class I
6/30/2020	655,938	—	3,231,602	(3,989,508)	(101,968)	15,800,477	—	71,935,457	(100,942,192)	(13,206,258)
12/31/2019	1,539,575	—	2,981,358	(6,672,757)	(2,151,824)	42,191,239	—	74,563,767	(184,665,108)	(67,910,102)
Class S
6/30/2020	15,677	—	550,846	(315,504)	251,019	367,768	—	12,151,657	(7,950,697)	4,568,728
12/31/2019	86,790	—	523,631	(1,050,601)	(440,180)	2,257,009	—	12,986,058	(27,908,214)	(12,665,147)
Index Plus MidCap
Class I
6/30/2020	186,600	—	396,198	(1,547,264)	(964,466)	2,762,179	—	5,713,179	(24,507,621)	(16,032,263)
12/31/2019	315,634	—	2,819,977	(3,187,156)	(51,545)	5,940,704	—	49,293,203	(58,431,383)	(3,197,476)
Class S
6/30/2020	38,935	—	50,128	(235,956)	(146,893)	537,410	—	711,318	(3,809,082)	(2,560,354)
12/31/2019	15,643	—	445,618	(634,380)	(173,119)	288,786	—	7,655,712	(11,671,584)	(3,727,086)
Index Plus SmallCap
Class I
6/30/2020	201,439	—	277,733	(544,390)	(65,218)	3,149,079	—	3,893,818	(8,940,414)	(1,897,517)
12/31/2019	150,822	—	1,605,856	(1,332,473)	424,205	3,089,456	—	30,446,788	(27,163,921)	6,372,323
Class S
6/30/2020	46,529	—	65,782	(170,629)	(58,318)	658,580	—	911,743	(2,764,641)	(1,194,318)
12/31/2019	19,114	—	442,279	(390,115)	71,278	390,852	—	8,279,392	(7,869,203)	801,041
NOTE 11 — SECURITIES LENDING
Under a Master Securities Lending Agreement (the “Agreement”) with BNY, the Portfolios can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral must be equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at Market Close of the Portfolios at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Portfolios on the next business day. The cash collateral received is invested in approved investments as defined in the Agreement with BNY. The Portfolios bear the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Portfolios indemnification from loss with respect to the investment of collateral to the extent the cash collateral is invested in overnight repurchase agreements.
Cash collateral received in connection with securities lending is invested in cash equivalents, money market funds, repurchase agreements with maturities of not more than 99 days that are collateralized with U.S. Government securities, or certain short-term investments that have a remaining maturity of 190 days or less (“Permitted Investments”). Short-term investments include: securities, units, shares or other participations in short-term investment funds, pools or trusts; commercial paper, notes, bonds or other debt obligations, certificates of deposit, time deposits and other bank obligations and asset-backed commercial paper backed by diversified receivables and repurchase-backed programs. Permitted Investments are

16

NOTES TO FINANCIAL STATEMENTS as of June 30, 2020 (Unaudited) (continued)

NOTE 11 — SECURITIES LENDING (continued)

subject to certain guidelines established by the Adviser regarding liquidity, diversification, credit quality and average credit life/duration requirements. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Short-Term Investments.
Generally, in the event of counterparty default, the Portfolios have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Portfolios in the event the Portfolios are delayed or prevented from exercising their right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in the Portfolios.
The following tables represent a summary of each respective Portfolio’s securities lending agreements by counterparty which are subject to offset under the Agreement as of June 30, 2020:
Index Plus LargeCap
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Morgan Stanley & Co. LLC	$355,530	$(355,530)	$—
Wells Fargo Securities LLC	400,878	(400,878)	—
Total	$756,408	$(756,408)	$—

(1)
Cash collateral with a fair value of  $771,959 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

Index Plus MidCap
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BNP Paribas Prime Brokerage Intl Ltd	$95,847	$(95,847)	$—
Morgan Stanley & Co. LLC	32,630	(32,630)	—
National Bank of Canada Financial Inc.	2,441,076	(2,441,076)	—
National Financial Services LLC	1,193,877	(1,193,877)	—
Wells Fargo Securities LLC	309,780	(309,780)	—
Total	$4,073,210	$(4,073,210)	$—

(1)
Cash collateral with a fair value of  $4,187,449 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

Index Plus SmallCap
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Capital Inc.	$125,707	$(125,707)	$—
BNP Paribas Prime Brokerage Intl Ltd	330,105	(330,105)	—
BNP Paribas Securities Corp.	94,183	(94,183)	—
BofA Securities Inc.	536,610	(536,610)	—
Citigroup Global Markets Inc.	90,421	(90,421)	—
Deutsche Bank Securities Inc.	10,854	(10,854)	—
Goldman Sachs & Co. LLC	1,080,234	(1,080,234)	—
J.P. Morgan Securities LLC	826,358	(826,358)	—
Jefferies LLC	5,002	(5,002)	—
Morgan Stanley & Co. LLC	648,873	(648,873)	—
National Bank of Canada Financial Inc.	846,096	(846,096)	—
National Financial Services LLC	856,268	(856,268)	—
Nomura Securities International, Inc.	235,567	(235,567)	—
RBC Capital Markets, LLC	69,868	(69,868)	—
Scotia Capital (USA) Inc.	110,252	(110,252)	—
SG Americas Securities, LLC	57,769	(57,769)	—
State Street Bank and Trust Company	30,085	(30,085)	—
TD Prime Services LLC	199,617	(199,617)	—
UBS AG	116,170	(116,170)	—
Wells Fargo Securities LLC	367,445	(367,445)	—
Total	$6,637,484	$(6,637,484)	$—

(1)
Cash collateral with a fair value of  $6,893,155 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTE 12 — FEDERAL INCOME TAXES
The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies.These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of futures contracts, capital loss carryforwards, and wash sale deferrals.
Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

17

NOTES TO FINANCIAL STATEMENTS as of June 30, 2020 (Unaudited) (continued)

NOTE 12 — FEDERAL INCOME TAXES (continued)

The tax composition of dividends and distributions to shareholders was as follows:
	Year Ended December 31, 2019		Year Ended December 31, 2018
	Ordinary Income	Long-term Capital Gains	Ordinary Income	Long-term Capital Gains
Index Plus LargeCap	$13,244,895	$74,427,749	$30,158,081	$54,397,818
Index Plus MidCap	18,895,101	38,053,814	20,844,956	56,478,151
Index Plus SmallCap	7,968,849	30,757,331	7,344,381	32,021,040
The tax-basis components of distributable earnings as of December 31, 2019 were:
	Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Unrealized Appreciation/ (Depreciation)	Capital Loss Carryforwards
				Amount	Character	Expiration
Index Plus LargeCap	$24,251,173	$60,281,782	$188,803,861	$—	—	—
Index Plus MidCap	6,435,413	—	66,912,490	(1,494,871)	Short-term	None
Index Plus SmallCap	2,294,402	2,526,456	22,286,953	—	—	—
The Portfolios’ major tax jurisdictions are U.S. federal and Arizona state.
As of June 30, 2020, no provision for income tax is required in the Portfolios’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.
NOTE 13 — LONDON INTERBANK OFFERED RATE (“LIBOR”)
The U.K. Financial Conduct Authority has announced that it intends to stop persuading or compelling banks to submit LIBOR rates after 2021, and it remains unclear whether LIBOR will continue to exist after that date and, if so, in what form. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in many major currencies. The U.S. Federal Reserve Board, based on the recommendations of the New York Federal Reserve’s Alternative Reference Rate Committee (comprised of major derivative market participants and their regulators), has begun publishing a Secured Overnight Funding Rate (“SOFR”) that is intended to replace U.S. dollar LIBOR. Proposals for alternative reference rates for other currencies have also been announced or have already begun publication.
Discontinuance of LIBOR and adoption/implementation of alternative rates pose a number of risks, including among others whether any substitute rate will experience the market participation and liquidity necessary to provide a workable substitute for LIBOR; the effect on parties’ existing contractual arrangements, hedging transactions, and investment strategies generally from a conversion from LIBOR to alternative rates; the effect on a Portfolio’s existing investments (including, for example, fixed-income investments; senior loans; CLOs and CDOs; and derivatives transactions), including the possibility that some of those investments may terminate or their terms may be adjusted to the disadvantage of a Portfolio; and the risk of general market disruption during the period of the conversion. It is difficult to predict at this time the likely impact of the transition away from LIBOR on a Portfolio.
NOTE 14 — LIQUIDITY
Consistent with Rule 22e-4 under the Investment Company Act of 1940, as amended, the Portfolios have established a liquidity risk management program to govern their approach to managing liquidity risk (the “Program”). The Board has approved the designation of the Portfolios’ Adviser, Voya Investments, LLC, as the program administrator (the “Program Administrator”). The Program Administrator is responsible for implementing and monitoring the Program and has formed a Liquidity Risk Management Committee (the “Committee”) to assess and review, on an ongoing basis, each Portfolio’s liquidity risk.
The Program includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of liquidity risk factors and the periodic classification (or re-classification, as necessary) of a Portfolio’s investments into buckets (highly liquid, moderately liquid, less liquid and illiquid) that reflect the Committee’s assessment of the investments’ liquidity under current market conditions. The Committee also utilizes Portfolio-specific data, including information regarding a Portfolio’s shareholder base, characteristics of

18

NOTES TO FINANCIAL STATEMENTS as of June 30, 2020 (Unaudited) (continued)

NOTE 14 — LIQUIDITY (continued)

its investments, access to borrowing arrangements and historical redemptions to determine whether a Portfolio will be able to meet its redemption obligations in a timely manner.
During the period covered by the liquidity report, December 1, 2018 through December 31, 2019, the Program supported the Portfolios’ ability to honor redemption requests timely and the Program Administrator’s management of each Portfolio’s liquidity risk, including during any periods of market volatility and net redemptions.
There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to each Portfolio’s prospectus for more information regarding each Portfolio’s exposure to liquidity risk and other risks.
NOTE 15 — MARKET DISRUPTION
A Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. War, terrorism, global health crises and pandemics, and other geopolitical events have led, and in the future may lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and world economies and markets generally. For example, the recent COVID-19 pandemic has resulted, and may continue to result, in significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn in economies throughout the world. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. Those events as well as other changes in non-U.S. and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the investments of the portfolio and of the Portfolios. Any of these occurrences could disrupt the operations of a Portfolio and of the Portfolios’ service providers.
NOTE 16 — OTHER ACCOUNTING PRONOUCEMENTS
The Portfolios have made a change in accounting principles and adopted the provisions of Financial Accounting Standards Board Accounting Standards Update 2018-13 (“ASU 2018-13”), Fair Value Measurement (Topic 820): Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 introduces new fair value disclosure requirements as well as provides guidance that eliminates, adds and modifies certain disclosure requirements for fair value measurements. The impact of the Portfolios adoption was limited to changes in the Portfolios financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy and disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, when applicable. Upon evaluation, the Portfolios have concluded that the adoption of the new accounting principle does not materially impact the financial statement amounts.
In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying ASU 2020-04.
NOTE 17 — SUBSEQUENT EVENTS
The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. No such subsequent events were identified.

19

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Index Plus LargeCap Portfolio	as of June 30, 2020 (Unaudited)

Sector Diversification as of June 30, 2020 (as a percentage of net assets)
Information Technology	27.5%
Health Care	14.8%
Communication Services	10.7%
Financials	10.2%
Consumer Discretionary	10.2%
Industrials	8.3%
Consumer Staples	6.7%
Utilities	3.0%
Real Estate	2.9%
Energy	2.7%
Materials	2.1%
Assets in Excess of Other Liabilities*	0.9%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.

Shares		Value	Percentage of Net Assets
COMMON STOCK: 99.1%
	Communication Services: 10.7%
17,758 (1)	Alphabet, Inc. - Class A	$25,181,732	3.3
282,507	AT&T, Inc.	8,540,187	1.1
169,388	Comcast Corp. - Class A	6,602,744	0.8
87,077 (1)	Facebook, Inc. - Class A	19,772,574	2.6
12,007 (1)	NetFlix, Inc.	5,463,665	0.7
122,933	Verizon Communications, Inc.	6,777,296	0.9
375,100 (2)	Other Securities	10,308,433	1.3
		82,646,631	10.7
	Consumer Discretionary: 10.2%
11,936 (1)	Amazon.com, Inc.	32,929,275	4.2
33,176	Home Depot, Inc.	8,310,920	1.1
713,047 (2)	Other Securities	37,821,247	4.9
		79,061,442	10.2
	Consumer Staples: 6.7%
113,108	Altria Group, Inc.	4,439,489	0.6
90,769	Mondelez International, Inc.	4,641,019	0.6
59,731	PepsiCo, Inc.	7,900,022	1.0
88,577	Philip Morris International, Inc.	6,205,705	0.8
52,636	Procter & Gamble Co.	6,293,686	0.8
35,201	Walmart, Inc.	4,216,376	0.6
261,786 (2)	Other Securities	17,925,146	2.3
		51,621,443	6.7
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Energy: 2.7%
49,257	Chevron Corp.	$4,395,202	0.6
461,554	Other Securities	16,194,650	2.1
		20,589,852	2.7
	Financials: 10.2%
26,143	Ameriprise Financial, Inc.	3,922,496	0.5
345,911	Bank of America Corp.	8,215,386	1.1
37,099 (1)	Berkshire Hathaway, Inc. - Class B	6,622,542	0.8
104,322	Citigroup, Inc.	5,330,854	0.7
101,848	JPMorgan Chase & Co.	9,579,823	1.2
48,691	Progressive Corp.	3,900,636	0.5
20,514	S&P Global, Inc.	6,758,953	0.9
798,386 (2)	Other Securities	35,042,869	4.5
		79,373,559	10.2
	Health Care: 14.8%
50,869	AbbVie, Inc.	4,994,318	0.7
27,584	Amgen, Inc.	6,505,962	0.8
87,934	Bristol-Myers Squibb Co.	5,170,519	0.7
25,555	Eli Lilly & Co.	4,195,620	0.5
44,834	Johnson & Johnson	6,305,005	0.8
75,663	Medtronic PLC	6,938,297	0.9
87,002	Merck & Co., Inc.	6,727,865	0.9
146,078	Pfizer, Inc.	4,776,751	0.6
11,129	Thermo Fisher Scientific, Inc.	4,032,482	0.5
36,771	UnitedHealth Group, Inc.	10,845,607	1.4
15,707 (1)	Vertex Pharmaceuticals, Inc.	4,559,899	0.6
426,536 (2)	Other Securities	49,872,642	6.4
		114,924,967	14.8
	Industrials: 8.3%
22,718	Cummins, Inc.	3,936,121	0.5
48,401	Honeywell International, Inc.	6,998,300	0.9
28,397	Union Pacific Corp.	4,801,081	0.6
41,846	Waste Management, Inc.	4,431,910	0.6
596,634 (2)	Other Securities	44,010,602	5.7
		64,178,014	8.3
	Information Technology: 27.5%
17,911 (1)	Adobe, Inc.	7,796,837	1.0
108,281	Apple, Inc.	39,500,909	5.1
64,393	Applied Materials, Inc.	3,892,557	0.5
61,981 (1)	Cadence Design Systems, Inc.	5,947,697	0.8
181,084	Cisco Systems, Inc.	8,445,758	1.1

See Accompanying Notes to Financial Statements
20

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Index Plus LargeCap Portfolio	as of June 30, 2020 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology (continued)
112,614	Intel Corp.	$6,737,696	0.9
19,113	Intuit, Inc.	5,661,079	0.7
14,646	Lam Research Corp.	4,737,395	0.6
209,947	Microsoft Corp.	42,726,314	5.5
16,550	Nvidia Corp.	6,287,511	0.8
49,188 (1)	PayPal Holdings, Inc.	8,570,025	1.1
61,440	Qualcomm, Inc.	5,603,942	0.7
24,972	Visa, Inc. - Class A	4,823,841	0.6
907,004 (2)(3)	Other Securities	62,190,893	8.1
		212,922,454	27.5
	Materials: 2.1%
324,273	Other Securities	16,353,032	2.1

	Real Estate: 2.9%
522,663 (2)	Other Securities	22,211,373	2.9

	Utilities: 3.0%
643,614	Other Securities	23,129,506	3.0
	Total Common Stock (Cost $636,878,201)	767,012,273	99.1
RIGHTS: 0.0%
	Health Care: 0.0%
27,137 (2)	Other Securities	97,151	0.0
	Total Rights (Cost $62,415)	97,151	0.0
	Total Long-Term Investments (Cost $636,940,616)	767,109,424	99.1

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.9%
	Repurchase Agreements: 0.1%
771,959 (4)	RBC Dominion Securities Inc., Repurchase Agreement dated 06/30/20, 0.09%, due 07/01/20 (Repurchase Amount $771,961, collateralized by various U.S. Government/ U.S. Government Agency Obligations, 0.000%‑7.000%, Market Value plus accrued interest $787,398, due 07/31/20‑ 07/01/50) (Cost $771,959)	771,959	0.1
Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.8%
6,104,000 (5)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.150% (Cost $6,104,000)	$6,104,000	0.8
	Total Short-Term Investments (Cost $6,875,959)	6,875,959	0.9
	Total Investments in Securities (Cost $643,816,575)	$773,985,383	100.0
	Liabilities in Excess of Other Assets	(143,383)	—
	Net Assets	$773,842,000	100.0
“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2020.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

(1)
Non-income producing security.

(2)
The grouping contains non-income producing securities.

(3)
The grouping contains securities on loan.

(4)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(5)
Rate shown is the 7-day yield as of June 30, 2020.

See Accompanying Notes to Financial Statements
21

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Index Plus LargeCap Portfolio	as of June 30, 2020 (Unaudited) (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2020
Asset Table
Investments, at fair value
Common Stock*	$767,012,273	$—	$—	$767,012,273
Rights	97,151	—	—	97,151
Short-Term Investments	6,104,000	771,959	—	6,875,959
Total Investments, at fair value	$773,213,424	$771,959	$—	$773,985,383
Other Financial Instruments+
Futures	118,291	—	—	118,291
Total Assets	$773,331,715	$771,959	$—	$774,103,674

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At June 30, 2020, the following futures contracts were outstanding for Voya Index Plus LargeCap Portfolio:
Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P 500® E-Mini	32	09/18/20	$4,944,320	$118,291
			$4,944,320	$118,291
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30,2020 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Net Assets — Unrealized appreciation*	$118,291
Total Asset Derivatives		$118,291

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table within the Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2020 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$1,740,052
Total	$1,740,052
See Accompanying Notes to Financial Statements
22

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Index Plus LargeCap Portfolio	as of June 30, 2020 (Unaudited) (continued)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$34,223
Total	$34,223
At June 30, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $644,854,026.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$160,609,577
Gross Unrealized Depreciation	(31,359,929)
Net Unrealized Appreciation	$129,249,648
See Accompanying Notes to Financial Statements
23

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Index Plus MidCap Portfolio	as of June 30, 2020 (Unaudited)

Sector Diversification as of June 30, 2020 (as a percentage of net assets)

Industrials	16.3%
Information Technology	16.2%
Financials	14.7%
Consumer Discretionary	13.6%
Health Care	10.9%
Real Estate	9.6%
Materials	6.0%
Utilities	4.3%
Consumer Staples	3.4%
Communication Services	1.9%
Energy	1.5%
Assets in Excess of Other Liabilities*	1.6%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.

Shares		Value	Percentage of Net Assets
COMMON STOCK: 98.4%
	Communication Services: 1.9%
288,289 (1)(2)	Other Securities	$8,253,142	1.9

	Consumer Discretionary: 13.6%
16,533 (3)	Deckers Outdoor Corp.	3,246,916	0.8
36,529 (3)	Etsy, Inc.	3,880,475	0.9
116,473	Gentex Corp.	3,001,509	0.7
8,089	Pool Corp.	2,199,156	0.5
98,312	Service Corp. International	3,823,354	0.9
1,273,228 (1)(2)	Other Securities	41,756,289	9.8
		57,907,699	13.6
	Consumer Staples: 3.4%
65,115 (3)	BJ’s Wholesale Club Holdings, Inc.	2,426,836	0.6
33,098	Ingredion, Inc.	2,747,134	0.6
248,045 (2)	Other Securities	9,244,537	2.2
		14,418,507	3.4
	Energy: 1.5%
569,175 (2)	Other Securities	6,300,211	1.5

	Financials: 14.7%
73,871	East West Bancorp, Inc.	2,677,085	0.6
6,859	Factset Research Systems, Inc.	2,252,976	0.5
27,291	Hanover Insurance Group, Inc.	2,765,397	0.7
179,085	Old Republic International Corp.	2,920,876	0.7
26,365	Primerica, Inc.	3,074,159	0.7
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials (continued)
56,013	SEI Investments Co.	$3,079,595	0.7
24,735	Signature Bank	2,644,666	0.6
1,658,555 (2)	Other Securities	43,580,552	10.2
		62,995,306	14.7
	Health Care: 10.9%
15,499 (3)	Amedisys, Inc.	3,077,172	0.7
21,789 (3)	Charles River Laboratories International, Inc.	3,798,912	0.9
8,671	Chemed Corp.	3,911,228	0.9
109,247 (3)	Exelixis, Inc.	2,593,524	0.6
20,992 (3)	Masimo Corp.	4,785,966	1.1
21,079 (3)	Molina Healthcare, Inc.	3,751,640	0.9
22,879 (3)	PRA Health Sciences, Inc.	2,225,898	0.5
298,264 (2)	Other Securities	22,493,526	5.3
		46,637,866	10.9
	Industrials: 16.3%
21,180	Carlisle Cos., Inc.	2,534,611	0.6
40,422	Crane Co.	2,403,492	0.6
24,718	Curtiss-Wright Corp.	2,206,823	0.5
39,432	EMCOR Group, Inc.	2,608,033	0.6
20,655	Hubbell, Inc.	2,589,311	0.6
51,038	ITT, Inc.	2,997,972	0.7
31,224	MSC Industrial Direct Co.	2,273,419	0.5
31,378	Regal Beloit Corp.	2,739,927	0.6
53,090	Timken Co.	2,415,064	0.6
52,878	Werner Enterprises, Inc.	2,301,779	0.5
844,553 (2)	Other Securities	44,701,645	10.5
		69,772,076	16.3
	Information Technology: 16.2%
39,441 (3)	Arrow Electronics, Inc.	2,709,202	0.6
11,350 (3)	CACI International, Inc.	2,461,588	0.6
62,022 (3)	Ciena Corp.	3,359,112	0.8
43,037 (3)	Cirrus Logic, Inc.	2,658,826	0.6
6,198 (3)	Fair Isaac Corp.	2,591,012	0.6
66,847	National Instruments Corp.	2,587,647	0.6
22,031 (3)	Silicon Laboratories, Inc.	2,209,048	0.5
56,750	Teradyne, Inc.	4,795,943	1.1
884,429 (1)(2)	Other Securities	45,974,942	10.8
		69,347,320	16.2
	Materials: 6.0%
26,459	Reliance Steel & Aluminum Co.	2,511,753	0.6
112,799	Steel Dynamics, Inc.	2,942,926	0.7
549,978 (2)	Other Securities	19,986,284	4.7
		25,440,963	6.0
	Real Estate: 9.6%
38,496	Camden Property Trust	3,511,605	0.8
85,506	Cousins Properties, Inc.	2,550,644	0.6
84,995	Douglas Emmett, Inc.	2,605,947	0.6

See Accompanying Notes to Financial Statements
24

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Index Plus MidCap Portfolio	as of June 30, 2020 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Real Estate (continued)
21,568	EastGroup Properties, Inc.	$2,558,180	0.6
57,945	First Industrial Realty Trust, Inc.	2,227,406	0.5
72,194	Highwoods Properties, Inc.	2,695,002	0.6
23,880	Life Storage, Inc.	2,267,406	0.6
932,055 (2)	Other Securities	22,736,696	5.3
		41,152,886	9.6
	Utilities: 4.3%
43,309	NorthWestern Corp.	2,361,207	0.6
57,656	PNM Resources, Inc.	2,216,296	0.5
360,143	Other Securities	13,872,188	3.2
		18,449,691	4.3
	Total Common Stock
	(Cost $427,394,369)	420,675,667	98.4

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.4%
	Repurchase Agreements: 1.0%
1,000,000 (4)	Citigroup, Inc., Repurchase Agreement dated 06/30/20, 0.09%, due 07/01/20 (Repurchase Amount $1,000,002, collateralized by various U.S. Government/ U.S. Government Agency Obligations, 0.500%-7.500%, Market Value plus accrued interest $1,020,000, due 07/31/21-05/20/70)	1,000,000	0.2
187,449 (4)	Deutsche Bank Securities Inc., Repurchase Agreement dated 06/30/20, 0.07%, due 07/01/20 (Repurchase Amount $187,449, collateralized by various U.S. Government Securities, 0.500%, Market Value plus accrued interest $191,198, due 06/30/27)	187,449	0.1
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
1,000,000 (4)	HSBC Securities USA, Repurchase Agreement dated 06/30/20, 0.08%, due 07/01/20 (Repurchase Amount $1,000,002, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-4.500%, Market Value plus accrued interest $1,020,000, due 05/15/44-03/20/50)	$1,000,000	0.2
1,000,000 (4)	MUFG Securities America Inc., Repurchase Agreement dated 06/30/20, 0.09%, due 07/01/20 (Repurchase Amount $1,000,002, collateralized by various U.S. Government Agency Obligations, 2.500%-8.000%, Market Value plus accrued interest $1,020,000, due 08/01/23-07/01/50)	1,000,000	0.3
1,000,000 (4)	RBC Dominion Securities Inc., Repurchase Agreement dated 06/30/20, 0.09%, due 07/01/20 (Repurchase Amount $1,000,002, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $1,020,000, due 07/31/20-07/01/50)	1,000,000	0.2
	Total Repurchase Agreements (Cost $4,187,449)	4,187,449	1.0

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.4%
6,253,000 (5)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.150% (Cost $6,253,000)	6,253,000	1.4
	Total Short-Term Investments (Cost $10,440,449)	10,440,449	2.4

See Accompanying Notes to Financial Statements
25

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Index Plus MidCap Portfolio	as of June 30, 2020 (Unaudited) (continued)

Shares	Value	Percentage of Net Assets
Total Investments in Securities (Cost $437,834,818)	$431,116,116	100.8
Liabilities in Excess of Other Assets	(3,259,409)	(0.8)
Net Assets	$427,856,707	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2020.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

(1)
The grouping contains securities on loan.

(2)
The grouping contains non-income producing securities.

(3)
Non-income producing security.

(4)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(5)
Rate shown is the 7-day yield as of June 30, 2020.

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2020
Asset Table
Investments, at fair value
Common Stock*	$420,675,667	$—	$—	$420,675,667
Short-Term Investments	6,253,000	4,187,449	—	10,440,449
Total Investments, at fair value	$426,928,667	$4,187,449	$—	$431,116,116
Liabilities Table
Other Financial Instruments+
Futures	$(123,603)	$—	$—	$(123,603)
Total Liabilities	$(123,603)	$—	$—	$(123,603)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At June 30, 2020, the following futures contracts were outstanding for Voya Index Plus MidCap Portfolio:
Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P Mid 400 E-Mini	33	09/18/20	$5,871,030	$(123,603)
			$5,871,030	$(123,603)
See Accompanying Notes to Financial Statements
26

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Index Plus MidCap Portfolio	as of June 30, 2020 (Unaudited) (continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 31, 2020 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Liability Derivatives
Equity contracts	Net Assets — Unrealized depreciation*	$123,603
Total Liability Derivatives		$123,603

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table within the Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2020 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(2,125,157)
Total	$(2,125,157)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(236,524)
Total	$(236,524)
At June 30, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $438,673,691.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$51,414,760
Gross Unrealized Depreciation	(59,095,937)
Net Unrealized Depreciation	$(7,681,177)
See Accompanying Notes to Financial Statements
27

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Index Plus SmallCap Portfolio	as of June 30, 2020 (Unaudited)

Sector Diversification as of June 30, 2020 (as a percentage of net assets)

Industrials	18.3%
Financials	15.0%
Information Technology	14.7%
Consumer Discretionary	14.3%
Health Care	13.0%
Real Estate	7.5%
Materials	4.9%
Consumer Staples	3.7%
Energy	2.9%
Communication Services	2.7%
Utilities	2.2%
Assets in Excess of Other Liabilities*	0.8%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.

Shares		Value	Percentage of Net Assets
COMMON STOCK: 99.2%
	Communication Services: 2.7%
19,359	Cogent Communications Holdings, Inc.	$1,497,612	0.8
42,708 (1)	Iridium Communications, Inc.	1,086,491	0.5
217,930 (2)(3)	Other Securities	2,642,179	1.4
		5,226,282	2.7
	Consumer Discretionary: 14.3%
9,831 (1)	Fox Factory Holding Corp.	812,139	0.4
6,382	Lithia Motors, Inc.	965,788	0.5
23,028 (1)	M/I Homes, Inc.	793,084	0.4
12,658 (1)	Meritage Homes Corp.	963,527	0.5
58,767 (1)	Perdoceo Education Corp.	936,158	0.5
4,594 (1)	Stamps.com, Inc.	843,872	0.5
34,155	Steven Madden Ltd.	843,287	0.4
14,471 (1)	TopBuild Corp.	1,646,366	0.9
9,515	Wingstop, Inc.	1,322,300	0.7
991,640 (2)(3)	Other Securities	18,288,730	9.5
		27,415,251	14.3
	Consumer Staples: 3.7%
6,337 (4)	Medifast, Inc.	879,385	0.5
194,944 (3)	Other Securities	6,107,204	3.2
		6,986,589	3.7
	Energy: 2.9%
1,137,082 (2)(3)	Other Securities	5,618,710	2.9

	Financials: 15.0%
142,871	First BanCorp. Puerto Rico	798,649	0.4
33,055	Flagstar Bancorp, Inc.	972,808	0.5
60,190	United Community Banks, Inc./GA	1,211,023	0.6
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials (continued)
1,606,070 (2)(3)	Other Securities	$25,852,117	13.5
		28,834,597	15.0
	Health Care: 13.0%
14,823 (1)	Emergent Biosolutions, Inc.	1,172,203	0.6
30,408 (1)	HMS Holdings Corp.	984,915	0.5
14,044 (1)	Integer Holdings Corp.	1,025,914	0.5
13,513 (1)	Medpace Holdings, Inc.	1,256,979	0.7
25,766 (1)	Momenta Pharmaceuticals, Inc.	857,235	0.5
14,521 (1)	Omnicell, Inc.	1,025,473	0.5
862,894 (2)(3)	Other Securities	18,595,358	9.7
		24,918,077	13.0
	Industrials: 18.3%
28,689 (1)	Aerojet Rocketdyne Holdings, Inc.	1,137,232	0.6
18,025	Applied Industrial Technologies, Inc.	1,124,580	0.6
27,139	Barnes Group, Inc.	1,073,619	0.6
21,050	Brady Corp.	985,561	0.5
20,086	EnPro Industries, Inc.	990,039	0.5
15,690	Exponent, Inc.	1,269,792	0.7
36,981	Hillenbrand, Inc.	1,001,076	0.5
18,913 (1)	HUB Group, Inc.	905,176	0.5
33,265	Korn Ferry	1,022,233	0.5
12,017 (1)	Saia, Inc.	1,336,050	0.7
21,357	Simpson Manufacturing Co., Inc.	1,801,677	0.9
26,328	Skywest, Inc.	858,819	0.5
28,345 (1)	SPX Corp.	1,166,397	0.6
11,033 (1)	SPX FLOW, Inc.	413,076	0.2
22,248	UFP Industries, Inc.	1,101,498	0.6
6,771	Unifirst Corp.	1,211,670	0.6
14,851	Watts Water Technologies, Inc.	1,202,931	0.6
619,318 (3)	Other Securities	16,509,509	8.6
		35,110,935	18.3
	Information Technology: 14.7%
13,141 (1)	Advanced Energy Industries, Inc.	890,828	0.5
25,198	Brooks Automation, Inc.	1,114,760	0.6
20,589 (1)	Diodes, Inc.	1,043,862	0.5
32,975	EVERTEC, Inc.	926,598	0.5
20,176 (1)	Fabrinet	1,259,386	0.7
29,998 (1)	Formfactor, Inc.	879,841	0.5
19,886 (1)	Insight Enterprises, Inc.	978,391	0.5
45,096	NIC, Inc.	1,035,404	0.5
28,836 (1)	Onto Innovation, Inc.	981,577	0.5
29,382	Progress Software Corp.	1,138,553	0.6
10,907 (1)	SPS Commerce, Inc.	819,334	0.4
832,857 (2)(3)	Other Securities	17,149,909	8.9
		28,218,443	14.7

See Accompanying Notes to Financial Statements
28

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Index Plus SmallCap Portfolio	as of June 30, 2020 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Materials: 4.9%
24,272	Boise Cascade Co.	$912,870	0.5
12,513	Stepan Co.	1,215,012	0.6
362,227 (2)(3)	Other Securities	7,255,212	3.8
		9,383,094	4.9
	Real Estate: 7.5%
1,279,932 (2)(3)	Other Securities	14,407,404	7.5

	Utilities: 2.2%
93,704	Other Securities	4,160,096	2.2
	Total Common Stock (Cost $204,962,316)	190,279,478	99.2

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.2%
	Repurchase Agreements: 3.6%
1,604,400 (5)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/30/20, 0.10%, due 07/01/20 (Repurchase Amount $1,604,404, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $1,636,488, due 08/01/20-02/20/70)	1,604,400	0.8
1,241,950 (5)	Citadel Securities LLC, Repurchase Agreement dated 06/30/20, 0.15%, due 07/01/20 (Repurchase Amount $1,241,955, collateralized by various U.S. Government Securities, 0.000%-7.625%, Market Value plus accrued interest $1,266,794, due 07/31/20-11/15/49)	1,241,950	0.7
1,604,386 (5)	Citigroup, Inc., Repurchase Agreement dated 06/30/20, 0.09%, due 07/01/20 (Repurchase Amount $1,604,390, collateralized by various U.S. Government/ U.S. Government Agency Obligations, 0.500%-7.500%, Market Value plus accrued interest $1,636,474, due 07/31/21-05/20/70)	1,604,386	0.8
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
1,604,386 (5)	MUFG Securities America Inc., Repurchase Agreement dated 06/30/20, 0.09%, due 07/01/20 (Repurchase Amount $1,604,390, collateralized by various U.S. Government Agency Obligations, 2.500%-8.000%, Market Value plus accrued interest $1,636,474, due 08/01/23-07/01/50)	$1,604,386	0.8
838,033 (5)	RBC Dominion Securities Inc., Repurchase Agreement dated 06/30/20, 0.09%, due 07/01/20 (Repurchase Amount $838,035, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $854,794, due 07/31/20-07/01/50)	838,033	0.5
	Total Repurchase Agreements (Cost $6,893,155)	6,893,155	3.6

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.6%
1,070,000 (6)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.150% (Cost $1,070,000)	1,070,000	0.6
	Total Short-Term Investments (Cost $7,963,155)	7,963,155	4.2
	Total Investments in Securities (Cost $212,925,471)	$198,242,633	103.4
	Liabilities in Excess of Other Assets	(6,515,075)	(3.4)
	Net Assets	$191,727,558	100.0
“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2020.

See Accompanying Notes to Financial Statements
29

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Index Plus SmallCap Portfolio	as of June 30, 2020 (Unaudited) (continued)

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

(1)
Non-income producing security.

(2)
The grouping contains securities on loan.

(3)
The grouping contains non-income producing securities.

(4)
Security, or a portion of the security, is on loan.

(5)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(6)
Rate shown is the 7-day yield as of June 30, 2020.

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2020
Asset Table
Investments, at fair value
Common Stock*	$190,279,478	$—	$—	$190,279,478
Short-Term Investments	1,070,000	6,893,155	—	7,963,155
Total Investments, at fair value	$191,349,478	$6,893,155	$—	$198,242,633
Other Financial Instruments+
Futures	45,410	—	—	45,410
Total Assets	$191,394,888	$6,893,155	$—	$198,288,043

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At June 30, 2020, the following futures contracts were outstanding for Voya Index Plus SmallCap Portfolio:
Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
E-mini Russell 2000® Index	13	09/18/20	$934,440	$45,410
			$934,440	$45,410
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2020 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Net Assets — Unrealized appreciation*	$45,410
Total Asset Derivatives		$45,410

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table within the Portfolio of Investments.

See Accompanying Notes to Financial Statements
30

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Index Plus SmallCap Portfolio	as of June 30, 2020 (Unaudited) (continued)

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2020 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(424,687)
Total	$(424,687)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(8,919)
Total	$(8,919)
At June 30, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $213,529,597.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$22,817,968
Gross Unrealized Depreciation	(38,059,521)
Net Unrealized Depreciation	$(15,241,553)
See Accompanying Notes to Financial Statements
31

Investment Adviser
Voya Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Distributor
Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809

Custodian
The Bank of New York Mellon
225 Liberty Street
New York, New York 10286
Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract or variable life insurance policy and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract or variable life insurance policy and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.
RETIREMENT | INVESTMENTS | INSURANCE
voyainvestments.com
VPSAR-AIP   (0620-081720)

Semi-Annual Report
June 30, 2020
Classes ADV, I, R6, S, S2 and T
Voya Variable Product Funds
■
Voya Balanced Portfolio

■
Voya Global High Dividend Low Volatility Portfolio (formerly, Voya Global Equity Portfolio)

■
Voya Government Money Market Portfolio

■
Voya Growth and Income Portfolio

■
Voya Intermediate Bond Portfolio

■
Voya Small Company Portfolio

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of each Portfolio’s annual and semi-annual shareholder reports, like this semi-annual report, will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on a website and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from your insurance carrier electronically by contacting them directly.
You may elect to receive all future reports in paper free of charge. If you received this document in the mail, please follow the instructions provided to elect to continue receiving paper copies of your shareholder reports. You can inform us that you wish to continue receiving paper copies by calling 1-800-283-3427. Your election to receive reports in paper will apply to all the funds in which you invest.
This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

PROXY VOTING INFORMATION
A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Portfolios’ website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Portfolios’ website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.
QUARTERLY PORTFOLIO HOLDINGS
The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. This report contains a summary portfolio of investments for the Portfolios. The Portfolios’ Forms NPORT-P are available on the SEC’s website at www.sec.gov. The Portfolios’ complete schedule of portfolio holdings is available: on www.voyainvestments.com and without charge upon request from the Portfolio by calling Shareholder Services toll-free at (800) 992-0180. Voya Government Money Market Portfolio does not file on Form N-PORT.
The Voya Government Money Market Portfolio files its complete schedule of portfolio holdings with the SEC monthly on Form N-MFP. The Portfolio’s Form N-MFP is available on the SEC’s website at www.sec.gov or the monthly schedule of portfolio holdings are also available: on www.voyainvestments.com and without charge upon request from the Portfolio by calling Shareholder Services toll-free at (800) 992-0180.

PRESIDENT’S LETTER

Dear Shareholder,
The U.S. Federal Reserve Board’s (“Fed”) massive policy response to the COVID-19 pandemic helped stabilize the economy; as distancing restrictions eased and people began returning to work, economic data began to signal a potential turnaround. After tumbling toward bear market territory in the first quarter of 2020, U.S. stocks staged a turnaround in the second quarter, posting their strongest quarterly performance in 20 years. For the six-and twelve-month periods ended June 30, 2020, the S&P 500® Index(1) returned -3.08% and 7.51%, respectively — both results were better than many had expected.
In our view, the financial markets are signaling potential for improvement; yet it is difficult to recognize in real time, given the increasing number of COVID-19 cases in the United States. We believe the U.S. will contain the virus well enough to avoid another widespread lockdown and double-dip recession. Current economic data are improving, and given how high unemployment is, U.S. consumers seem fairly resilient with payrolls, auto sales and new home sales all rising. Should the phased re-openings proceed mostly as planned, we expect these trends to continue. If there is another shock, virus-related or otherwise, we think the Fed and Congress will put sufficiently supportive policies in place to promote economic and asset-price growth.
Keeping mindful of heightened economic and market uncertainty remains the cornerstone of Voya’s approach to investing. In the first half of 2020 alone, we have seen how quickly markets can take turns for the worse and for the better. In our view, the most likely path to realizing long-term investment goals is to diversify one’s portfolio as broadly as possible, without seeking to capture gains or sidestep losses by timing the markets. The risk-return tradeoffs your investment advisor built into your portfolio are intended to achieve long-term investment goals; in our opinion, they should not be undone for any shorter-term considerations.
While we are humble and realistic in the face of the challenges ahead, we believe we are well prepared for and fully committed to serving our clients without disruption. We appreciate your continued confidence in us, and we look forward to serving your investment needs in the future.
Sincerely,
Dina Santoro
President
Voya Family of Funds
July 29, 2020

(1)
The S&P 500® Index is an index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and the Voya mutual funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for a Voya mutual fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any Voya mutual fund. Reference to specific company securities should not be construed as recommendations or investment advice.
International investing poses special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

1

SHAREHOLDER EXPENSE EXAMPLES (Unaudited)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.
The Examples are based on an investment of  $1,000 invested at the beginning of the period and held for the entire period from January 1, 2020 to June 30, 2020. The Portfolios’ expenses are shown without the imposition of any charges which are, or may be, imposed under your variable annuity contract, variable life insurance policy, qualified pension, or retirement plan. Expenses would have been higher if such charges were included.
Actual Expenses
The left section of the table shown below, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.
	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2020*	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2020*
Voya Balanced Portfolio
Class I	$1,000.00	$949.20	0.69%	$3.34	$1,000.00	$1,021.43	0.69%	$3.47
Class S	1,000.00	948.10	0.94	4.55	1,000.00	1,020.19	0.94	4.72
Voya Global High Dividend Low Volatility Portfolio
Class ADV	$1,000.00	$864.60	1.10%	$5.10	$1,000.00	$1,019.39	1.10%	$5.52
Class I	1,000.00	865.90	0.60	2.78	1,000.00	1,021.88	0.60	3.02
Class S	1,000.00	864.80	0.85	3.94	1,000.00	1,020.64	0.85	4.27
Class S2	1,000.00	864.60	1.00	4.64	1,000.00	1,019.89	1.00	5.02
Class T	1,000.00	863.50	1.20	5.56	1,000.00	1,018.90	1.20	6.02
Voya Government Money Market Portfolio
Class I	$1,000.00	$1,002.80	0.25%	$1.24	$1,000.00	$1,023.62	0.25%	$1.26
Class S	1,000.00	1,000.30	0.25	1.24	1,000.00	1,023.62	0.25	1.26
Voya Growth and Income Portfolio
Class ADV	$1,000.00	$944.40	1.07%	$5.17	$1,000.00	$1,019.54	1.07%	$5.37
Class I	1,000.00	946.40	0.62	3.00	1,000.00	1,021.78	0.62	3.12
Class S	1,000.00	944.80	0.87	4.21	1,000.00	1,020.54	0.87	4.37
Class S2	1,000.00	944.40	1.02	4.93	1,000.00	1,019.79	1.02	5.12
2

SHAREHOLDER EXPENSE EXAMPLES (Unaudited) (continued)

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2020*	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2020*
Voya Intermediate Bond Portfolio
Class ADV	$1,000.00	$1,040.70	1.03%	$5.23	$1,000.00	$1,019.74	1.03%	$5.17
Class I	1,000.00	1,043.00	0.53	2.69	1,000.00	1,022.23	0.53	2.66
Class S	1,000.00	1,041.90	0.78	3.96	1,000.00	1,020.98	0.78	3.92
Class S2	1,000.00	1,041.20	0.93	4.72	1,000.00	1,020.24	0.93	4.67
Voya Small Company Portfolio
Class ADV	$1,000.00	$829.60	1.40%	$6.37	$1,000.00	$1,017.90	1.40%	$7.02
Class I	1,000.00	831.70	0.90	4.10	1,000.00	1,020.39	0.90	4.52
Class R6	1,000.00	832.30	0.90	4.10	1,000.00	1,020.39	0.90	4.52
Class S	1,000.00	830.80	1.15	5.23	1,000.00	1,019.14	1.15	5.77

*
Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half-year.

3

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2020 (Unaudited)

	Voya Balanced Portfolio	Voya Global High Dividend Low Volatility Portfolio
ASSETS:
Investments in securities at fair value+*	$283,466,403	$568,208,975
Investments in affiliates at fair value**	49,958,678	—
Short-term investments at fair value †	9,414,852	12,685,134
Cash	1,023,011	216,861
Cash collateral for futures	3,576,271	—
Cash pledged for centrally cleared swaps (Note 2)	242,000	—
Foreign currencies at value ‡	13,337	98,760
Receivables:
Investment securities sold	419,572	—
Investment securities and currencies sold	—	108,408,924
Investment securities sold on a delayed-delivery or when-issued basis	594,181	—
Fund shares sold	64,850	2,596,720
Dividends	391,036	962,103
Interest	311,501	—
Foreign tax reclaims	121,008	1,134,062
Unrealized appreciation on forward foreign currency contracts	841	—
Variation margin receivable on centrally cleared swaps	50	—
Prepaid expenses	3,929	6,986
Reimbursement due from Investment Adviser	19,754	27,554
Other assets	53,417	62,321
Total assets	349,674,691	694,408,400
LIABILITIES:
Payable for investment securities purchased	390,825	—
Payable for investment securities and currencies purchased	—	108,122,039
Payable for investment securities purchased on a delayed-delivery or when-issued basis	1,183,863	—
Payable for fund shares redeemed	451,116	1,426
Payable upon receipt of securities loaned	8,514,892	12,529,134
Unrealized depreciation on forward foreign currency contracts	36,538	—
Payable for investment management fees	167,751	264,444
Payable for distribution and shareholder service fees	509	96,853
Payable for directors/ trustees fees	1,706	3,023
Payable to directors/ trustees under the deferred compensation plan (Note 6)	53,417	62,321
Other accrued expenses and liabilities	172,684	160,458
Total liabilities	10,973,301	121,239,698
NET ASSETS	$338,701,390	$573,168,702
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$329,318,894	$635,874,638
Total distributable earnings (loss)	9,382,496	(62,705,936)
NET ASSETS	$338,701,390	$573,168,702
+ Including securities loaned at value	$8,293,057	$8,815,981
* Cost of investments in securities	$270,588,648	$559,305,204
** Cost of investments in affiliates	$50,576,028	$—
† Cost of short-term investments	$9,414,853	$12,685,134
‡ Cost of foreign currencies	$15,091	$98,827
See Accompanying Notes to Financial Statements
4

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2020 (Unaudited) (continued)

	Voya Balanced Portfolio	Voya Global High Dividend Low Volatility Portfolio
Class ADV
Net assets	n/a	$12,671,417
Shares authorized	n/a	100,000,000
Par value	n/a	$0.001
Shares outstanding	n/a	1,367,496
Net asset value and redemption price per share	n/a	$9.27
Class I
Net assets	$336,224,103	$121,856,364
Shares authorized	500,000,000	100,000,000
Par value	$0.001	$0.001
Shares outstanding	23,893,540	13,157,529
Net asset value and redemption price per share	$14.07	$9.26
Class S
Net assets	$2,477,287	$435,970,417
Shares authorized	500,000,000	300,000,000
Par value	$0.001	$0.001
Shares outstanding	176,816	46,882,574
Net asset value and redemption price per share	$14.01	$9.30
Class S2
Net assets	n/a	$290,507
Shares authorized	n/a	100,000,000
Par value	n/a	$0.001
Shares outstanding	n/a	31,651
Net asset value and redemption price per share	n/a	$9.18
Class T
Net assets	n/a	$2,379,997
Shares authorized	n/a	100,000,000
Par value	n/a	$0.001
Shares outstanding	n/a	256,556
Net asset value and redemption price per share	n/a	$9.28
See Accompanying Notes to Financial Statements
5

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2020 (Unaudited)

	Voya Government Money Market Portfolio	Voya Growth and Income Portfolio
ASSETS:
Investments in securities at fair value+*	$—	$2,786,891,489
Short-term investments at fair value †	—	104,207,173
Short-term investments at amortized cost	382,269,250	—
Repurchase agreements	194,205,000	—
Cash	8,203	1,234,555
Receivables:
Investment securities sold	19,298,088	—
Fund shares sold	1,191,690	170,003
Dividends	5,861	3,519,194
Interest	439,484	166
Foreign tax reclaims	—	228,536
Prepaid expenses	5,695	32,500
Reimbursement due from Investment Adviser	152,256	—
Other assets	130,113	262,991
Total assets	597,705,640	2,896,546,607
LIABILITIES:
Payable for fund shares redeemed	5,326	834,977
Payable upon receipt of securities loaned	—	86,514,173
Payable for investment management fees	147,766	1,286,786
Payable for distribution and shareholder service fees	5	380,095
Payable for directors/ trustees fees	2,715	14,121
Payable to directors/ trustees under the deferred compensation plan (Note 6)	130,113	262,991
Other accrued expenses and liabilities	152,467	407,838
Total liabilities	438,392	89,700,981
NET ASSETS	$597,267,248	$2,806,845,626
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$597,406,672	$2,283,531,928
Total distributable earnings (loss)	(139,424)	523,313,698
NET ASSETS	$597,267,248	$2,806,845,626
+ Including securities loaned at value	$—	$84,449,400
* Cost of investments in securities	$—	$2,326,874,349
† Cost of short-term investments	$—	$104,207,173
See Accompanying Notes to Financial Statements
6

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2020 (Unaudited) (continued)

	Voya Government Money Market Portfolio	Voya Growth and Income Portfolio
Class ADV
Net assets	n/a	$788,034,135
Shares authorized	n/a	unlimited
Par value	n/a	$1.000
Shares outstanding	n/a	30,522,815
Net asset value and redemption price per share	n/a	$25.82
Class I
Net assets	$597,222,386	$1,595,881,138
Shares authorized	unlimited	unlimited
Par value	$1.000	$1.000
Shares outstanding	597,103,552	60,552,704
Net asset value and redemption price per share	$1.00	$26.36
Class S
Net assets	$44,862	$422,646,409
Shares authorized	unlimited	unlimited
Par value	$1.000	$1.000
Shares outstanding	44,854	16,340,629
Net asset value and redemption price per share	$1.00	$25.86
Class S2
Net assets	n/a	$283,944
Shares authorized	n/a	unlimited
Par value	n/a	$1.000
Shares outstanding	n/a	11,134
Net asset value and redemption price per share	n/a	$25.50
See Accompanying Notes to Financial Statements
7

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2020 (Unaudited)

	Voya Intermediate Bond Portfolio	Voya Small Company Portfolio
ASSETS:
Investments in securities at fair value+*	$2,741,255,188	$355,612,302
Investments in affiliates at fair value**	744,534,207	—
Short-term investments at fair value †	59,992,683	14,370,911
Cash	361,402	49,450
Cash collateral for futures	13,116,556	—
Cash pledged for centrally cleared swaps (Note 2)	7,716,000	—
Cash pledged as collateral for OTC derivatives (Note 2)	2,420,000	—
Receivables:
Investment securities sold	3,095,301	10,839,664
Investment securities sold on a delayed-delivery or when-issued basis	8,105,754	—
Fund shares sold	5,671,168	114,226
Dividends	6,616	261,021
Interest	15,086,346	30
Unrealized appreciation on forward foreign currency contracts	59,476	—
Prepaid expenses	39,997	5,224
Reimbursement due from Investment Adviser	130,129	40,423
Other assets	382,457	47,621
Total assets	3,601,973,280	381,340,872
LIABILITIES:
Income distribution payable	626	—
Payable for investment securities purchased	22,165,459	5,296,403
Payable for investment securities purchased on a delayed-delivery or when-issued basis	17,639,289	—
Payable for fund shares redeemed	111,654	163,441
Payable upon receipt of securities loaned	31,603,683	7,860,911
Unrealized depreciation on forward foreign currency contracts	2,394,991	—
Variation margin payable on centrally cleared swaps	563,839	—
Cash received as collateral for OTC derivatives (Note 2)	500,000	—
Payable for investment management fees	1,434,903	258,427
Payable for distribution and shareholder service fees	559,922	15,881
Payable for directors/ trustees fees	17,506	2,063
Payable to directors/ trustees under the deferred compensation plan (Note 6)	382,457	47,621
Other accrued expenses and liabilities	610,967	151,656
Total liabilities	77,985,296	13,796,403
NET ASSETS	$3,523,987,984	$367,544,469
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$3,365,144,839	$417,441,004
Total distributable earnings (loss)	158,843,145	(49,896,535)
NET ASSETS	$3,523,987,984	$367,544,469
+ Including securities loaned at value	$30,851,705	$7,682,620
* Cost of investments in securities	$2,640,522,782	$354,848,697
** Cost of investments in affiliates	$764,119,659	$—
† Cost of short-term investments	$59,992,683	$14,370,911
See Accompanying Notes to Financial Statements
8

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2020 (Unaudited) (continued)

	Voya Intermediate Bond Portfolio	Voya Small Company Portfolio
Class ADV
Net assets	$291,355,881	$5,521,915
Shares authorized	unlimited	100,000,000
Par value	$1.000	$0.001
Shares outstanding	21,961,264	428,259
Net asset value and redemption price per share	$13.27	$12.89
Class I
Net assets	$1,081,428,026	$292,106,615
Shares authorized	unlimited	100,000,000
Par value	$1.000	$0.001
Shares outstanding	80,642,067	21,210,491
Net asset value and redemption price per share	$13.41	$13.77
Class R6
Net assets	n/a	$4,477,139
Shares authorized	n/a	100,000,000
Par value	n/a	$0.001
Shares outstanding	n/a	324,941
Net asset value and redemption price per share	n/a	$13.78
Class S
Net assets	$2,128,161,502	$65,438,800
Shares authorized	unlimited	100,000,000
Par value	$1.000	$0.001
Shares outstanding	159,777,307	4,903,843
Net asset value and redemption price per share	$13.32	$13.34
Class S2
Net assets	$23,042,575	n/a
Shares authorized	unlimited	n/a
Par value	$1.000	n/a
Shares outstanding	1,736,513	n/a
Net asset value and redemption price per share	$13.27	n/a
See Accompanying Notes to Financial Statements
9

STATEMENTS OF OPERATIONS for the six months ended June 30, 2020 (Unaudited)

	Voya Balanced Portfolio	Voya Global High Dividend Low Volatility Portfolio	Voya Government Money Market Portfolio	Voya Growth and Income Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$2,363,448	$9,750,222	$89,368	$30,231,591
Dividends from affiliated underlying funds	1,150,927	—	—	—
Interest	987,518	—	1,762,010	1,814
Securities lending income, net	27,548	30,462	—	105,233
Total investment income	4,529,441	9,780,684	1,851,378	30,338,638
EXPENSES:
Investment management fees	1,017,513	1,667,987	946,550	8,426,539
Distribution and shareholder service fees:
Class ADV	—	33,036	—	1,975,469
Class S	2,974	572,667	18	529,443
Class S2	—	589	—	544
Class T	—	9,349	—	—
Transfer agent fees (Note 6):
Class ADV	—	3,638	—	162,559
Class I	148,334	35,038	367,720	328,120
Class S	1,048	126,161	10	87,132
Class S2	—	81	—	56
Class T	—	687	—	—
Shareholder reporting expense	20,020	29,615	21,396	119,660
Registration fees	49	—	—	—
Professional fees	14,014	22,750	15,032	65,524
Custody and accounting expense	66,612	32,579	20,910	114,034
Directors/ trustees fees	6,821	12,093	10,863	56,486
Licensing fee (Note 7)	12,870	—	—	—
Miscellaneous expense	10,455	19,337	10,623	86,290
Interest expense	1,092	78	650	321
Total expenses	1,301,802	2,565,685	1,393,772	11,952,177
Waived and reimbursed fees	(122,934)	(138,758)	(730,094)	(829,532)
Brokerage commission recapture	—	(22)	—	—
Net expenses	1,178,868	2,426,905	663,678	11,122,645
Net investment income	3,350,573	7,353,779	1,187,700	19,215,993
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(1,583,233)	(53,830,640)	151,699	46,600,297
Sale of affiliated underlying funds	(3,676,220)	—	—	—
Forward foreign currency contracts	111,348	—	—	—
Foreign currency related transactions	(14,747)	(13,745)	—	—
Futures	126,264	—	—	—
Swaps	159,431	—	—	—
Written options	1,490	—	—	—
Net realized gain (loss)	(4,875,667)	(53,844,385)	151,699	46,600,297
Net change in unrealized appreciation (depreciation) on:
Investments	(17,376,850)	(48,020,583)	—	(242,764,873)
Affiliated underlying funds	(968,877)	—	—	—
Forward foreign currency contracts	(25,420)	—	—	—
Foreign currency related transactions	(1,205)	(36,332)	—	—
Futures	633,672	—	—	—
Swaps	(46,659)	—	—	—
Net change in unrealized appreciation (depreciation)	(17,785,339)	(48,056,915)	—	(242,764,873)
Net realized and unrealized gain (loss)	(22,661,006)	(101,901,300)	151,699	(196,164,576)
Increase (decrease) in net assets resulting from operations	$(19,310,433)	$(94,547,521)	$1,339,399	$(176,948,583)
* Foreign taxes withheld	$43,937	$456,311	$—	$291,514
See Accompanying Notes to Financial Statements
10

STATEMENTS OF OPERATIONS for the six months ended June 30, 2020 (Unaudited)

	Voya Intermediate Bond Portfolio	Voya Small Company Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$33,837	$2,518,516
Dividends from affiliated underlying funds	14,241,373	—
Interest	47,890,793	186
Securities lending income, net	146,935	10,671
Total investment income	62,312,938	2,529,373
EXPENSES:
Investment management fees	8,705,215	1,743,072
Distribution and shareholder service fees:
Class ADV	724,367	14,177
Class S	2,664,341	85,693
Class S2	44,218	—
Transfer agent fees (Note 6):
Class ADV	71,250	3,374
Class I	255,806	196,494
Class R6	—	21
Class S	525,358	40,753
Class S2	5,440	—
Shareholder reporting expense	109,200	25,480
Professional fees	71,890	18,382
Custody and accounting expense	110,080	27,300
Directors/ trustees fees	70,024	8,248
Miscellaneous expense	68,243	22,817
Interest expense	1,609	863
Total expenses	13,427,041	2,186,674
Waived and reimbursed fees	(722,047)	(233,087)
Net expenses	12,704,994	1,953,587
Net investment income	49,607,944	575,786
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	21,183,954	(41,069,856)
Forward foreign currency contracts	7,341,172	—
Foreign currency related transactions	(1,219,997)	—
Futures	37,763,029	—
Swaps	14,402,418	—
Written options	77,078	—
Net realized gain (loss)	79,547,654	(41,069,856)
Net change in unrealized appreciation (depreciation) on:
Investments	20,357,951	(48,981,909)
Affiliated underlying funds	(20,531,745)	—
Forward foreign currency contracts	(1,650,585)	—
Foreign currency related transactions	56,118	—
Futures	6,042,734	—
Swaps	7,783,486	—
Net change in unrealized appreciation (depreciation)	12,057,959	(48,981,909)
Net realized and unrealized gain (loss)	91,605,613	(90,051,765)
Increase (decrease) in net assets resulting from operations	$141,213,557	$(89,475,979)
* Foreign taxes withheld	$—	$5,245
See Accompanying Notes to Financial Statements
11

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Balanced Portfolio		Voya Global High Dividend Low Volatility Portfolio
	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
FROM OPERATIONS:
Net investment income	$3,350,573	$8,211,036	$7,353,779	$16,797,517
Net realized gain (loss)	(4,875,667)	8,827,638	(53,844,385)	(1,946,473)
Net change in unrealized appreciation (depreciation)	(17,785,339)	46,868,609	(48,056,915)	110,133,970
Increase (decrease) in net assets resulting from operations	(19,310,433)	63,907,283	(94,547,521)	124,985,014
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	—	(110,495)	(1,142,858)
Class I	(18,138,058)	(23,387,273)	(1,233,270)	(10,887,339)
Class S	(126,078)	(177,792)	(4,130,649)	(30,582,123)
Class S2	—	—	(2,561)	(22,028)
Class T	—	—	(18,813)	(2,178,172)
Total distributions	(18,264,136)	(23,565,065)	(5,495,788)	(44,812,520)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	3,532,804	5,604,962	8,370,107	35,321,065
Proceeds from shares issued in merger (Note 17)	—	—	—	120,666,328
Reinvestment of distributions	18,264,136	23,565,065	5,495,788	44,812,520
	21,796,940	29,170,027	13,865,895	200,799,913
Cost of shares redeemed	(19,234,741)	(46,279,105)	(51,624,336)	(125,172,096)
Net increase (decrease) in net assets resulting from capital share transactions	2,562,199	(17,109,078)	(37,758,441)	75,627,817
Net increase (decrease) in net assets	(35,012,370)	23,233,140	(137,801,750)	155,800,311
NET ASSETS:
Beginning of year or period	373,713,760	350,480,620	710,970,452	555,170,141
End of year or period	$338,701,390	$373,713,760	$573,168,702	$710,970,452
See Accompanying Notes to Financial Statements
12

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Government Money Market Portfolio		Voya Growth and Income Portfolio
	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
FROM OPERATIONS:
Net investment income	$1,187,700	$8,609,780	$19,215,993	$44,915,132
Net realized gain	151,699	336,785	46,600,297	259,507,222
Net change in unrealized appreciation (depreciation)	—	—	(242,764,873)	467,354,641
Increase (decrease) in net assets resulting from operations	1,339,399	8,946,565	(176,948,583)	771,776,995
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	—	(15,563,045)	(98,849,016)
Class I	(1,343,488)	(8,951,042)	(30,864,749)	(200,436,132)
Class S	(6)	—	(8,339,502)	(54,032,226)
Class S2	—	—	(5,557)	(36,281)
Total distributions	(1,343,494)	(8,951,042)	(54,772,853)	(353,353,655)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	191,881,146	85,202,977	8,081,002	7,667,948
Reinvestment of distributions	1,343,494	8,951,042	54,746,011	353,133,065
	193,224,640	94,154,019	62,827,013	360,801,013
Cost of shares redeemed	(65,224,654)	(88,069,498)	(199,580,810)	(483,242,750)
Net increase (decrease) in net assets resulting from capital share transactions	127,999,986	6,084,521	(136,753,797)	(122,441,737)
Net increase (decrease) in net assets	127,995,891	6,080,044	(368,475,233)	295,981,603
NET ASSETS:
Beginning of year or period	469,271,357	463,191,313	3,175,320,859	2,879,339,256
End of year or period	$597,267,248	$469,271,357	$2,806,845,626	$3,175,320,859
See Accompanying Notes to Financial Statements
13

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Intermediate Bond Portfolio		Voya Small Company Portfolio
	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
FROM OPERATIONS:
Net investment income	$49,607,944	$113,302,014	$575,786	$2,134,465
Net realized gain (loss)	79,547,654	65,999,684	(41,069,856)	7,924,479
Net change in unrealized appreciation (depreciation)	12,057,959	146,567,084	(48,981,909)	117,688,693
Increase (decrease) in net assets resulting from operations	141,213,557	325,868,782	(89,475,979)	127,747,637
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	(4,316,752)	(8,383,955)	(115,866)	(1,001,250)
Class I	(18,081,423)	(35,371,437)	(7,399,514)	(60,093,482)
Class R6	—	—	(113,124)	(889,586)
Class S	(34,421,125)	(73,267,399)	(1,519,485)	(12,637,157)
Class S2	(340,435)	(651,433)	—	—
Total distributions	(57,159,735)	(117,674,224)	(9,147,989)	(74,621,475)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	132,646,987	144,881,394	23,675,809	27,464,775
Reinvestment of distributions	57,155,636	117,666,869	9,147,989	74,621,475
	189,802,623	262,548,263	32,823,798	102,086,250
Cost of shares redeemed	(284,947,641)	(464,637,605)	(93,459,832)	(156,108,012)
Net decrease in net assets resulting from capital share transactions	(95,145,018)	(202,089,342)	(60,636,034)	(54,021,762)
Net increase (decrease) in net assets	(11,091,196)	6,105,216	(159,260,002)	(895,600)
NET ASSETS:
Beginning of year or period	3,535,079,180	3,528,973,964	526,804,471	527,700,071
End of year or period	$3,523,987,984	$3,535,079,180	$367,544,469	$526,804,471
See Accompanying Notes to Financial Statements
14

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each year or period.
		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Balanced Portfolio
Class I
06-30-20+	15.71	0.14	(0.99)	(0.85)	0.36	0.43	—	0.79	—	14.07	(5.08)	0.76	0.69	0.69	1.97	336,224	61
12-31-19	14.10	0.33•	2.26	2.59	0.37	0.61	—	0.98	—	15.71	19.11	0.69	0.69	0.69	2.23	371,202	113
12-31-18	16.69	0.34•	(1.37)	(1.03)	0.36	1.20	—	1.56	—	14.10	(6.83)	0.67	0.67	0.67	2.20	347,788	184
12-31-17	14.93	0.32•	1.85	2.17	0.41	—	—	0.41	—	16.69	14.73	0.67	0.65	0.65	2.01	425,002	174
12-31-16	14.10	0.30•	0.78	1.08	0.25	—	—	0.25	—	14.93	7.82	0.67	0.62	0.62	2.09	417,376	184
12-31-15	14.64	0.28•	(0.54)	(0.26)	0.28	—	—	0.28	—	14.10	(1.86)	0.67	0.62	0.62	1.90	438,912	193
Class S
06-30-20+	15.62	0.12•	(0.98)	(0.86)	0.32	0.43	—	0.75	—	14.01	(5.19)	1.01	0.94	0.94	1.74	2,477	61
12-31-19	14.02	0.29•	2.25	2.54	0.33	0.61	—	0.94	—	15.62	18.80	0.94	0.94	0.94	1.98	2,511	113
12-31-18	16.59	0.30•	(1.36)	(1.06)	0.31	1.20	—	1.51	—	14.02	(7.03)	0.92	0.92	0.92	1.94	2,693	184
12-31-17	14.85	0.28•	1.82	2.10	0.36	—	—	0.36	—	16.59	14.37	0.92	0.90	0.90	1.76	3,560	174
12-31-16	14.01	0.26•	0.79	1.05	0.21	—	—	0.21	—	14.85	7.62	0.92	0.87	0.87	1.84	3,738	184
12-31-15	14.55	0.24•	(0.54)	(0.30)	0.24	—	—	0.24	—	14.01	(2.14)	0.92	0.87	0.87	1.65	4,058	193
Voya Global High Dividend Low Volatility Portfolio
Class ADV
06-30-20+	10.83	0.10•	(1.58)	(1.48)	0.08	—	—	0.08	—	9.27	(13.54)	1.15	1.10	1.10	2.14	12,671	31
12-31-19	9.63	0.25	1.71	1.96	0.24	0.52	—	0.76	—	10.83	21.06	1.10	1.10	1.10	2.43	15,665	63
12-31-18	11.02	0.23•	(1.21)	(0.98)	0.40	0.01	—	0.41	—	9.63	(9.26)(a)	1.12	1.11	1.11	2.12	15,225	147
12-31-17	9.12	0.14•	1.95	2.09	0.19	—	—	0.19	—	11.02	23.10	1.10	1.10	1.10	1.43	19,605	60
12-31-16	8.85	0.16•	0.31	0.47	0.20	—	—	0.20	—	9.12	5.53	1.10	1.10	1.10	1.87	19,883	101
12-31-15	9.11	0.21•	(0.47)	(0.26)	—	—	—	—	—	8.85	(2.85)(b)	1.11	1.11	1.11	2.26	23,880	83
Class I
06-30-20+	10.82	0.13•	(1.60)	(1.47)	0.09	—	—	0.09	—	9.26	(13.41)	0.65	0.60	0.60	2.64	121,856	31
12-31-19	9.62	0.30	1.71	2.01	0.29	0.52	—	0.81	—	10.82	21.68	0.60	0.60	0.60	2.92	149,439	63
12-31-18	11.13	0.29•	(1.22)	(0.93)	0.57	0.01	—	0.58	—	9.62	(8.85)(a)	0.62	0.61	0.61	2.63	132,480	147
12-31-17	9.21	0.20•	1.96	2.16	0.24	—	—	0.24	—	11.13	23.73	0.60	0.60	0.60	1.91	162,746	60
12-31-16	8.94	0.21•	0.31	0.52	0.25	—	—	0.25	—	9.21	6.00	0.60	0.60	0.60	2.36	150,824	101
03-05-15(5) - 12-31-15	9.63	0.22•	(0.85)	(0.63)	0.06	—	—	0.06	—	8.94	(6.64)(b)	0.61	0.61	0.61	2.78	165,749	83
Class S
06-30-20+	10.87	0.11•	(1.59)	(1.48)	0.09	—	—	0.09	—	9.30	(13.52)	0.90	0.85	0.85	2.39	435,970	31
12-31-19	9.66	0.27	1.73	2.00	0.27	0.52	—	0.79	—	10.87	21.41	0.85	0.85	0.85	2.62	542,303	63
12-31-18	11.12	0.26•	(1.23)	(0.97)	0.48	0.01	—	0.49	—	9.66	(9.11)(a)	0.87	0.86	0.86	2.37	375,359	147
12-31-17	9.20	0.17•	1.96	2.13	0.21	—	—	0.21	—	11.12	23.44	0.85	0.85	0.85	1.67	480,936	60
12-31-16	8.93	0.19•	0.31	0.50	0.23	—	—	0.23	—	9.20	5.76	0.85	0.85	0.85	2.11	485,551	101
12-31-15	9.20	0.22•	(0.44)	(0.22)	0.05	—	—	0.05	—	8.93	(2.47)(b)	0.86	0.86	0.86	2.38	558,519	83
See Accompanying Notes to Financial Statements
15

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Global High Dividend Low Volatility Portfolio (continued)
Class S2
06-30-20+	10.73	0.11•	(1.58)	(1.47)	0.08	—	—	0.08	—	9.18	(13.54)	1.05	1.00	1.00	2.25	291	31
12-31-19	9.54	0.26•	1.70	1.96	0.25	0.52	—	0.77	—	10.73	21.26	1.00	1.00	1.00	2.59	332	63
12-31-18	10.95	0.23•	(1.20)	(0.97)	0.43	0.01	—	0.44	—	9.54	(9.27)(a)	1.02	1.01	1.01	2.17	273	147
12-31-17	9.07	0.15•	1.94	2.09	0.21	—	—	0.21	—	10.95	23.29	1.00	1.00	1.00	1.46	422	60
12-31-16	8.80	0.18	0.30	0.48	0.21	—	—	0.21	—	9.07	5.64	1.03	1.00	1.00	1.98	278	101
03-05-15(5) - 12-31-15	9.52	0.14•	(0.80)	(0.66)	0.06	—	—	0.06	—	8.80	(7.04)(b)	1.11	1.01	1.01	1.86	288	83
Class T
06-30-20+	10.85	0.10•	(1.59)	(1.49)	0.08	—	—	0.08	—	9.28	(13.65)	1.40	1.20	1.20	2.00	2,380	31
12-31-19	9.59	0.26•	1.69	1.95	0.17	0.52	—	0.69	—	10.85	21.05	1.35	1.20	1.20	2.56	3,232	63
12-31-18	10.96	0.22•	(1.21)	(0.99)	0.37	0.01	—	0.38	—	9.59	(9.41)(a)	1.37	1.21	1.21	2.03	31,833	147
12-31-17	9.07	0.13•	1.93	2.06	0.17	—	—	0.17	—	10.96	22.95	1.35	1.20	1.20	1.30	39,544	60
12-31-16	8.80	0.16•	0.30	0.46	0.19	—	—	0.19	—	9.07	5.41	1.35	1.20	1.20	1.79	41,291	101
03-05-15(5) - 12-31-15	9.52	0.17•	(0.83)	(0.66)	0.06	—	—	0.06	—	8.80	(7.04)(b)	1.36	1.21	1.21	2.21	53,997	83
Voya Government Money Market Portfolio
Class I
06-30-20+	1.00	0.00*	0.00*	0.00*	0.00*	0.00*	—	0.00*	—	1.00	0.28	0.52	0.25	0.25	0.44	597,222	—
12-31-19	1.00	0.02	0.00*	0.02	0.02	0.00*	—	0.02	—	1.00	1.96	0.39	0.34	0.34	1.86	469,271	—
12-31-18	1.00	0.02	0.00*	0.02	0.02	0.00*	—	0.02	—	1.00	1.56	0.39	0.34	0.34	1.54	463,191	—
12-31-17	1.00	0.01	0.00*	0.01	0.01	0.00*	—	0.01	—	1.00	0.61	0.39	0.34	0.34	0.58	438,591	—
12-31-16	1.00	0.00*	0.00*	0.00*	0.00*	0.00*	—	0.00*	—	1.00	0.18	0.39	0.34	0.34	0.08	504,575	—
12-31-15	1.00	0.00*	0.00*	0.00*	0.00*	0.00*	—	0.00*	—	1.00	0.01	0.38	0.22	0.22	0.00*	541,132	—
Class S
04-27-20 - 06-30-20+(5)	1.00	(0.00)*	1.00	1.00	—	0.00*	—	0.00*	—	1.00	0.03	0.77	0.25	0.25	(0.09)	45	—
Voya Growth and Income Portfolio
Class ADV
06-30-20+	27.93	0.14•	(1.74)	(1.60)	0.00*	0.51	—	0.51	—	25.82	(5.56)	1.17	1.07	1.07	1.08	788,034	56
12-31-19	24.42	0.35	6.42	6.77	0.35	2.91	—	3.26	—	27.93	28.29	1.13	1.03	1.03	1.17	896,424	69
12-31-18	28.94	0.37•	(1.75)	(1.38)	0.39	2.75	—	3.14	—	24.42	(4.88)	1.13	1.03	1.03	1.29	824,943	84
12-31-17	27.51	0.36•	5.06	5.42	0.41	3.58	—	3.99	—	28.94	19.79	1.13	1.03	1.03	1.21	1,010,017	80
12-31-16	27.81	0.40•	2.10	2.50	0.43	2.37	—	2.80	—	27.51	9.25	1.13	1.03	1.03	1.44	1,064,550	98
12-31-15	30.28	0.44•	(0.96)	(0.52)	0.47	1.48	—	1.95	—	27.81	(1.82)	1.13	1.03	1.03	1.46	1,145,072	53
Class I
06-30-20+	28.44	0.20•	(1.77)	(1.57)	0.00*	0.51	—	0.51	—	26.36	(5.36)	0.67	0.62	0.62	1.53	1,595,881	56
12-31-19	24.81	0.48	6.54	7.02	0.48	2.91	—	3.39	—	28.44	28.88	0.63	0.58	0.58	1.62	1,798,927	69
12-31-18	29.37	0.51•	(1.79)	(1.28)	0.53	2.75	—	3.28	—	24.81	(4.46)	0.63	0.58	0.58	1.74	1,602,432	84
12-31-17	27.87	0.51•	5.13	5.64	0.56	3.58	—	4.14	—	29.37	20.34	0.63	0.58	0.58	1.66	1,906,723	80
12-31-16	28.13	0.54•	2.14	2.68	0.57	2.37	—	2.94	—	27.87	9.77	0.63	0.58	0.58	1.89	1,778,873	98
12-31-15	30.63	0.59•	(0.99)	(0.40)	0.62	1.48	—	2.10	—	28.13	(1.42)	0.63	0.58	0.58	1.91	1,872,684	53
See Accompanying Notes to Financial Statements
16

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Growth and Income Portfolio (continued)
Class S
06-30-20+	27.96	0.16•	(1.75)	(1.59)	0.00*	0.51	—	0.51	—	25.86	(5.52)	0.92	0.87	0.87	1.28	422,646	56
12-31-19	24.44	0.41	6.42	6.83	0.40	2.91	—	3.31	—	27.96	28.55	0.88	0.83	0.83	1.37	479,676	69
12-31-18	28.97	0.43•	(1.76)	(1.33)	0.45	2.75	—	3.20	—	24.44	(4.69)	0.88	0.83	0.83	1.49	451,557	84
12-31-17	27.53	0.42•	5.07	5.49	0.47	3.58	—	4.05	—	28.97	20.06	0.88	0.83	0.83	1.41	556,169	80
12-31-16	27.83	0.46•	2.10	2.56	0.49	2.37	—	2.86	—	27.53	9.45	0.88	0.83	0.83	1.64	607,941	98
12-31-15	30.31	0.51•	(0.97)	(0.46)	0.54	1.48	—	2.02	—	27.83	(1.64)	0.88	0.83	0.83	1.66	662,075	53
Class S2
06-30-20+	27.59	0.14•	(1.72)	(1.58)	0.00*	0.51	—	0.51	—	25.50	(5.56)	1.07	1.02	1.02	1.14	284	56
12-31-19	24.13	0.47	6.22	6.69	0.32	2.91	—	3.23	—	27.59	28.33	1.03	0.98	0.98	1.23	294	69
12-31-18	28.65	0.38•	(1.73)	(1.35)	0.42	2.75	—	3.17	—	24.13	(4.82)	1.03	0.98	0.98	1.34	407	84
12-31-17	27.27	0.38•	5.01	5.39	0.43	3.58	—	4.01	—	28.65	19.89	1.03	0.98	0.98	1.27	412	80
12-31-16	27.60	0.42	2.08	2.50	0.46	2.37	—	2.83	—	27.27	9.30	1.06	0.98	0.98	1.50	370	98
12-31-15	30.11	0.47•	(0.97)	(0.50)	0.53	1.48	—	2.01	—	27.60	(1.78)	1.13	0.98	0.98	1.56	346	53
Voya Intermediate Bond Portfolio
Class ADV
06-30-20+	12.94	0.16•	0.36	0.52	0.19	—	—	0.19	—	13.27	4.07	1.07	1.03	1.03	2.54	291,356	51
12-31-19	12.20	0.37	0.76	1.13	0.37	0.02	—	0.39	—	12.94	9.29	1.03	1.03	1.03	2.88	291,207	149
12-31-18	12.73	0.36	(0.50)	(0.14)	0.39	—	—	0.39	—	12.20	(1.08)	1.03	1.03	1.03	2.95	265,204	193
12-31-17	12.53	0.34	0.22	0.56	0.36	—	—	0.36	—	12.73	4.53	1.03	1.02	1.02	2.67	311,323	300
12-31-16	12.40	0.33	0.16	0.49	0.36	—	—	0.36	—	12.53	3.92	1.03	0.98	0.98	2.58	311,448	296
12-31-15	12.81	0.34•	(0.34)	0.00*	0.41	—	—	0.41	—	12.40	(0.02)	1.03	0.98	0.98	2.62	319,732	346
Class I
06-30-20+	13.08	0.20•	0.36	0.56	0.23	—	—	0.23	—	13.41	4.30	0.57	0.53	0.53	3.04	1,081,428	51
12-31-19	12.33	0.44	0.77	1.21	0.44	0.02	—	0.46	—	13.08	9.85	0.53	0.53	0.53	3.38	1,023,645	149
12-31-18	12.86	0.43	(0.50)	(0.07)	0.46	—	—	0.46	—	12.33	(0.54)	0.53	0.53	0.53	3.45	986,608	193
12-31-17	12.66	0.41	0.22	0.63	0.43	—	—	0.43	—	12.86	5.04	0.53	0.52	0.52	3.17	1,117,794	300
12-31-16	12.52	0.40•	0.14	0.54	0.40	—	—	0.40	—	12.66	4.33	0.53	0.48	0.48	3.08	1,174,851	296
12-31-15	12.90	0.41•	(0.33)	0.08	0.46	—	—	0.46	—	12.52	0.60	0.53	0.48	0.48	3.14	1,248,125	346
Class S
06-30-20+	12.99	0.18•	0.36	0.54	0.21	—	—	0.21	—	13.32	4.19	0.82	0.78	0.78	2.79	2,128,162	51
12-31-19	12.25	0.40	0.76	1.16	0.40	0.02	—	0.42	—	12.99	9.54	0.78	0.78	0.78	3.13	2,198,827	149
12-31-18	12.78	0.40	(0.51)	(0.11)	0.42	—	—	0.42	—	12.25	(0.82)	0.78	0.78	0.78	3.20	2,255,122	193
12-31-17	12.58	0.37	0.23	0.60	0.40	—	—	0.40	—	12.78	4.79	0.78	0.77	0.77	2.92	2,587,503	300
12-31-16	12.44	0.36•	0.16	0.52	0.38	—	—	0.38	—	12.58	4.16	0.78	0.73	0.73	2.83	2,887,280	296
12-31-15	12.83	0.37•	(0.34)	0.03	0.42	—	—	0.42	—	12.44	0.26	0.78	0.73	0.73	2.90	3,169,894	346
Class S2
06-30-20+	12.94	0.17•	0.36	0.53	0.20	—	—	0.20	—	13.27	4.12	0.97	0.93	0.93	2.64	23,043	51
12-31-19	12.20	0.38	0.76	1.14	0.38	0.02	—	0.40	—	12.94	9.40	0.93	0.93	0.93	2.99	21,401	149
12-31-18	12.73	0.38	(0.51)	(0.13)	0.40	—	—	0.40	—	12.20	(0.98)	0.93	0.93	0.93	3.05	22,040	193
12-31-17	12.53	0.35	0.22	0.57	0.37	—	—	0.37	—	12.73	4.63	0.93	0.92	0.92	2.77	25,649	300
12-31-16	12.40	0.34•	0.16	0.50	0.37	—	—	0.37	—	12.53	3.99	0.96	0.88	0.88	2.68	24,796	296
12-31-15	12.79	0.35•	(0.33)	0.02	0.41	—	—	0.41	—	12.40	0.17	1.03	0.88	0.88	2.75	29,217	346
See Accompanying Notes to Financial Statements
17

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Small Company Portfolio
Class ADV
06-30-20+	15.91	(0.01)•	(2.73)	(2.74)	0.01	0.27	—	0.28	—	12.89	(17.04)	1.52	1.40	1.40	(0.17)	5,522	63
12-31-19	14.86	(0.01)	3.55	3.54	0.00*	2.49	—	2.49	—	15.91	25.56	1.39	1.39	1.39	(0.06)	7,227	125
12-31-18	20.95	(0.04)	(2.76)	(2.80)	0.02	3.27	—	3.29	—	14.86	(16.22)	1.39	1.39	1.39	(0.18)	6,342	96
12-31-17	21.20	(0.01)	2.12	2.11	—	2.36	—	2.36	—	20.95	10.69	1.38	1.37	1.37	(0.01)	7,817	74
12-31-16	18.99	(0.02)	4.13	4.11	—	1.90	—	1.90	—	21.20	23.84	1.38	1.33	1.33	(0.09)	6,463	71
12-31-15	22.49	(0.03)	(0.11)	(0.14)	—	3.36	—	3.36	—	18.99	(1.26)	1.39	1.34	1.34	(0.07)	5,615	45
Class I
06-30-20+	17.04	0.02	(2.93)	(2.91)	0.09	0.27	—	0.36	—	13.77	(16.83)	1.02	0.90	0.90	0.33	292,107	63
12-31-19	15.75	0.07•	3.78	3.85	0.07	2.49	—	2.56	—	17.04	26.21	0.89	0.89	0.89	0.44	427,877	125
12-31-18	22.01	0.06•	(2.94)	(2.88)	0.11	3.27	—	3.38	—	15.75	(15.84)	0.89	0.89	0.89	0.31	435,019	96
12-31-17	22.12	0.10	2.23	2.33	0.08	2.36	—	2.44	—	22.01	11.29	0.88	0.87	0.87	0.49	607,230	74
12-31-16	19.73	0.09	4.29	4.38	0.09	1.90	—	1.99	—	22.12	24.49	0.88	0.83	0.83	0.41	545,125	71
12-31-15	23.25	0.09	(0.13)	(0.04)	0.12	3.36	—	3.48	—	19.73	(0.79)	0.89	0.84	0.84	0.43	487,778	45
Class R6
06-30-20+	17.04	0.03	(2.93)	(2.90)	0.09	0.27	—	0.36	—	13.78	(16.77)	0.90	0.90	0.90	0.35	4,477	63
12-31-19	15.75	0.09•	3.76	3.85	0.07	2.49	—	2.56	—	17.04	26.20	0.89	0.89	0.89	0.44	5,665	125
12-31-18	22.01	0.06	(2.94)	(2.88)	0.11	3.27	—	3.38	—	15.75	(15.85)	0.89	0.89	0.89	0.33	6,115	96
12-31-17	22.13	0.11•	2.21	2.32	0.08	2.36	—	2.44	—	22.01	11.23	0.88	0.87	0.87	0.53	6,274	74
12-31-16	19.74	0.10•	4.28	4.38	0.09	1.90	—	1.99	—	22.13	24.49	0.88	0.83	0.83	0.50	2,694	71
11-24-15(5) - 12-31-15	20.56	0.02•	(0.84)	(0.82)	—	—	—	—	—	19.74	(3.99)	0.89	0.84	0.84	0.99	3	45
Class S
06-30-20+	16.48	0.01	(2.83)	(2.82)	0.05	0.27	—	0.32	—	13.34	(16.92)	1.27	1.15	1.15	0.09	65,439	63
12-31-19	15.30	0.03	3.66	3.69	0.02	2.49	—	2.51	—	16.48	25.86	1.14	1.14	1.14	0.20	86,035	125
12-31-18	21.46	0.02	(2.86)	(2.84)	0.05	3.27	—	3.32	—	15.30	(16.05)	1.14	1.14	1.14	0.06	80,225	96
12-31-17	21.63	0.05•	2.17	2.22	0.03	2.36	—	2.39	—	21.46	11.00	1.13	1.12	1.12	0.22	111,723	74
12-31-16	19.33	0.03	4.21	4.24	0.04	1.90	—	1.94	—	21.63	24.16	1.13	1.08	1.08	0.16	136,845	71
12-31-15	22.84	0.03	(0.12)	(0.09)	0.06	3.36	—	3.42	—	19.33	(1.02)	1.14	1.09	1.09	0.18	110,685	45

(1)
Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)
Annualized for periods less than one year.

(3)
Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.

(4)
Ratios do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.

(5)
Commencement of operations.

See Accompanying Notes to Financial Statements
18

Financial Highlights (continued)

(a)
Excluding amounts related to a transition cost reimbursement recorded in the year ended December 31, 2018, total return for Voya Global High Dividend Low Volatility Portfolio would have been (9.37)%, (8.96)%, (9.22)%, (9.38)% and (9.52)% for Classes ADV, I, S, S2 and T, respectively.

(b)
Excluding amounts related to a foreign currency settlement recorded in the fiscal year ended December 31, 2015, total return for Voya Global High Dividend Low Volatility Portfolio would have been (2.96)%, (6.85)%, (2.69)%, (7.14)% and (7.25)% for Classes ADV, I, S, S2 and T, respectively.

+
Unaudited.

•
Calculated using average number of shares outstanding throughout the year or period.

*
Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

See Accompanying Notes to Financial Statements
19

NOTES TO FINANCIAL STATEMENTS as of June 30, 2020 (Unaudited)

NOTE 1 — ORGANIZATION
As further detailed below, the Voya Variable Product Funds are series of Voya Balanced Portfolio, Inc., Voya Variable Funds, Voya Variable Portfolios, Inc., Voya Intermediate Bond Portfolio, and Voya Government Money Market Portfolio (collectively, the “Registrants”), all of which are open-end investment management companies registered under the Investment Company Act of 1940, as amended (“1940 Act”).
Voya Balanced Portfolio, Inc. is a company incorporated under the laws of Maryland on December 14, 1988 with one diversified series, Voya Balanced Portfolio (“Balanced”). Voya Variable Funds is a business trust formed under the laws of Massachusetts on January 25, 1984 with one diversified series, Voya Growth and Income Portfolio (“Growth and Income”). Voya Variable Portfolios, Inc. is a company incorporated under the laws of Maryland on June 4, 1996 and has fourteen active separate investment series. The two diversified series of Voya Variable Portfolios, Inc. included in this report are Voya Global High Dividend Low Volatility Portfolio (“Global High Dividend Low Volatility”), and Voya Small Company Portfolio (“Small Company”). Voya Intermediate Bond Portfolio is a business trust formed under the laws of Massachusetts on January 25, 1984 with one diversified series, Voya Intermediate Bond Portfolio (“Intermediate Bond”). Voya Government Money Market Portfolio is a business trust formed under the laws of Massachusetts on January 25, 1984 with one diversified series, Voya Government Money Market Portfolio (“Government Money Market”). Each of the Voya Variable Product Funds is a “Portfolio” and collectively, they are the “Portfolios.” The investment objective of the Portfolios is described in the respective Portfolio’s Prospectus. Prior to May 1, 2020, Global High Dividend Low Volatility was known as “Voya Global Equity Portfolio.”
The classes of shares included in this report are: Adviser (“Class ADV”), Class I, Class R6, Class S, Service 2 (“Class S2”) and Class T; however, each Portfolio may not offer all share classes. With the exception of class specific matters, each class has equal voting rights as to voting privileges. For class specific proposals, only the applicable class would have voting privileges. The classes differ principally in the applicable distribution and shareholder service fees. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a portfolio and earn income and realized gains/losses from a portfolio pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.
Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Portfolios. Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”), a Delaware limited liability company, serves as the Sub-Adviser to the Portfolios. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Portfolios.
NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Each Portfolio is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.
A. Security Valuation. Each Portfolio is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Portfolio, (except Government Money Market), is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The data reflected on the consolidated tape provided by the CTA is generated by various market centers, including all securities exchanges, electronic communications networks, and third-market broker-dealers. The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Portfolio is closed for business, Portfolio shares will not be priced and a Portfolio does not transact purchase and redemption orders. To the extent a Portfolio’s assets are traded in other markets on days when a Portfolio does not price its shares, the value of a Portfolio’s

20

NOTES TO FINANCIAL STATEMENTS as of June 30, 2020 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

assets will likely change and you will not be able to purchase or redeem shares of a Portfolio.
Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded or, if such price is not available, at the last sale price as of the Market Close for such security provided by the CTA. Bank loans are valued at the average of the averages of the bid and ask prices provided to an independent loan pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded.
When a market quotation is not readily available or is deemed unreliable, each Portfolio will determine a fair value for the relevant asset in accordance with procedures adopted by the Portfolios’ Board of Directors/Trustees (“Board”). Such procedures provide, for example, that: (a) Exchange-traded securities are valued at the mean of the closing bid and ask; (b) Debt obligations are valued using an evaluated price provided by an independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data; (c) Securities traded in the over-the-counter (“OTC”) market are valued based on prices provided by independent pricing services or market makers; (d) Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes; (e) Centrally cleared swap agreements are valued using a price provided by the central counterparty clearinghouse; (f) OTC swap agreements are valued using a price provided by an independent pricing service; (g) Forward foreign currency exchange contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and each Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service; and (h) Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.
The prospectuses of the open-end registered investment companies in which each Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.
Foreign securities’ (including forward foreign currency exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of Market Close. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and Market Close. Multiple factors may be considered by the independent pricing service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.
All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. The Board has delegated to the Investment Adviser responsibility for overseeing the implementation of the Portfolios’ valuation procedures; a “Pricing Committee” comprised of employees of the Investment Adviser or its affiliates has responsibility for applying the fair valuation methods set forth in the procedures and, if a fair valuation cannot be determined pursuant to the fair valuation methods, determining the fair value of assets held by the Portfolios. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

21

NOTES TO FINANCIAL STATEMENTS as of June 30, 2020 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine each Portfolio’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Portfolio.
Government Money Market uses the amortized cost method to value its portfolio securities and seeks to maintain a constant NAV of  $1.00 per share, although there may be circumstances under which this goal cannot be achieved. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates or the market value of the security. Although the Board has established procedures designed to stabilize, to the extent reasonably possible, the share price of Government Money Market, there can be no assurance that the Portfolio’s NAV can be maintained at $1.00 per share.
Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Portfolios’ investments under these levels of classification is included within the Portfolio of Investments.
GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when a Portfolio has a significant amount of Level 3 investments.
B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date.
Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios. Premium amortization and discount accretion are determined by the effective yield method.
C. Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:
(1)
Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)
Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on each Portfolio’s book, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments, which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.

22

NOTES TO FINANCIAL STATEMENTS as of June 30, 2020 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

D. Risk Exposures and the Use of Derivative Instruments. Certain Portfolios’ investment strategies permit the Portfolios to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, a Portfolio will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow a Portfolio to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.
In pursuit of its investment objectives, a Portfolio may seek to increase or decrease its exposure to the following market or credit risk factors:
Credit Risk. The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.
Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of a Portfolio to achieve its investment objectives.
Foreign Exchange Rate Risk. To the extent that a Portfolio invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by a Portfolio through foreign currency exchange transactions.
Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in market interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad.
Interest Rate Risk. With bonds and other fixed rate debt instruments, a rise in market interest rates generally causes values to fall; conversely, values generally rise as market interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. In the case of inverse securities, the interest rate paid by the securities is a floating rate, which generally will decrease when the market rate of interest to which the inverse security is indexed increases and will increase when the market rate of interest to which the inverse security is indexed decreases. As of the date of this report, the United States experiences a low interest rate environment, which may increase a Portfolio’s exposure to risks associated with rising market interest rates. Rising market interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. For a fund that invests in fixed-income securities, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. If dealer capacity in fixed-income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income markets. Further, recent and potential changes in government policy may affect interest rates.
Risks of Investing in Derivatives. A Portfolio’s use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where a Portfolio is using derivatives to decrease, or hedge, exposures to market or credit risk factors for securities held by a Portfolio, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.
Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Portfolio. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Portfolio and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so a Portfolio may not realize the

23

NOTES TO FINANCIAL STATEMENTS as of June 30, 2020 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Portfolio to the risk of improper valuation.
Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated OTC with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Portfolio to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.
Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to a Portfolio. Each Portfolio’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. A Portfolio intends to enter into financial transactions with counterparties that they believe to be creditworthy at the time of the transaction. To reduce this risk, a Portfolio has entered into master netting arrangements, established within each Portfolio’s International Swap and Derivatives Association, Inc. Master Agreements (“Master Agreements”). These Master Agreements are with select counterparties and they govern transactions, including certain OTC derivative and forward foreign currency contracts, entered into by a Portfolio and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.
A Portfolio may also enter into collateral agreements with certain counterparties to further mitigate counterparty credit risk on OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from a Portfolio is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.
As of June 30, 2020, the maximum amount of loss that Balanced and Intermediate Bond would incur if the counterparties to their derivative transactions failed to perform would be $18,246 and $1,076,690, respectively, which represents the gross payments to be received by the Portfolios on OTC purchased options and open forward foreign currency contracts were they to be unwound as of June 30, 2020. At June 30, 2020, Intermediate Bond received $500,000 in cash collateral from certain counterparties for open OTC derivatives. Balanced did not receive any cash collateral at June 30, 2020.
Each Portfolio has credit-related contingent features that if triggered would allow its derivative counterparties to close out and demand payment or additional collateral to cover their exposure from a Portfolio. Credit-related contingent features are established between each Portfolio and their derivatives counterparties to reduce the risk that a Portfolio will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in a Portfolio’s net assets and/or a percentage decrease in a Portfolio’s NAV, which could cause a Portfolio to accelerate payment of any net liability owed to the counterparty. The contingent features are established within each Portfolio’s Master Agreements.
As of June 30, 2020, Balanced and Intermediate Bond had a liability position of  $36,538 and $2,394,991, respectively, on open forward foreign currency contracts. If a contingent feature would have been triggered as of June 30, 2020, these Portfolios could have been required to pay these amounts in cash to their counterparties. At June 30, 2020, Intermediate Bond pledged $2,420,000 in cash collateral to certain counterparties for open OTC derivatives. Balanced did not pledge any cash collateral at June 30, 2020.
E. Forward Foreign Currency Transactions and Futures Contracts. Certain Portfolios may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to and from the U.S.

24

NOTES TO FINANCIAL STATEMENTS as of June 30, 2020 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

dollar in connection with the planned purchases or sales of securities. When entering into a forward foreign currency contract, a Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed upon future date. A Portfolio either enters into these transactions on a spot basis at the spot rate prevailing in the foreign currency exchange market or uses forward foreign currency contracts to purchase or sell foreign currencies. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation. Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.
During the period ended June 30, 2020, the following Portfolios had average contract amounts on forward foreign currency contracts purchased and sold as disclosed below:
	Purchased	Sold
Balanced	$129,500	$1,064,887
Intermediate Bond	5,986,360	66,547,479
The above Portfolios entered into forward foreign currency contracts to protect any non-U.S. dollar-denominated holdings from adverse currency movements. Please refer to the tables within each respective Portfolio of Investments for open forward foreign currency contracts at June 30, 2020.
Each Portfolio, with the exception of Government Money Market, may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. A Portfolio may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when each Portfolio’s assets are valued.
Upon entering into a futures contract, a Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by a Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. Open futures contracts are reported on a table within each Portfolio’s Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in the Statements of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statements of Operations. Realized gains (losses) are reported in the Statements of Operations at the closing or expiration of futures contracts.
Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the period ended June 30, 2020, Balanced and Intermediate Bond have purchased and sold futures contracts on various bonds and notes as part of their duration management. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where a Portfolio is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of a Portfolio’s securities. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. During the period ended June 30, 2020, the following Portfolios had average notional values on futures contracts purchased and sold as disclosed below:
	Purchased	Sold
Balanced	$35,844,764	$19,122,780
Intermediate Bond	715,477,735	250,695,652
Please refer to the tables within each respective Portfolio of Investments for the above Portfolios’ open futures contracts at June 30, 2020.
F. Options Contracts. Certain Portfolios may write call and put options on futures, swaps (“swaptions”), securities, commodities or foreign currencies it owns or in which it may invest. Writing put options tends to increase the Portfolios exposure to the underlying instrument. Writing call options tends to decrease the Portfolios exposure to the underlying instrument. When a Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statements of Assets and Liabilities. Forward premium swaptions include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying

25

NOTES TO FINANCIAL STATEMENTS as of June 30, 2020 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

futures, swap, security or currency transaction to determine the realized gain or loss. A Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolios may not be able to enter into a closing transaction because of an illiquid market. The Portfolios may also purchase put and call options. Purchasing call options tends to increase the Portfolios’ exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolios exposure to the underlying instrument. The Portfolios pay a premium which is included on the Statements of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss.
During the period ended June 30, 2020, Balanced and Intermediate Bond had average notional values of $1,663,570 and $94,339,227, respectively, on purchased foreign currency options to manage their foreign exchange exposure. Please refer to the tables within each respective Portfolio of Investments for open purchased foreign currency options at June 30, 2020.
During the period ended June 30, 2020, Balanced and Intermediate Bond had average notional values of $924,120 and $53,286,202, respectively, on written foreign currency options to generate income. The Portfolios did not have any open written foreign currency options at June 30, 2020.
During the period ended June 30, 2020, Balanced and Intermediate Bond had purchased options on exchange-traded funds with an average notional value of  $900,382 and $71,371,427 to gain exposure to certain market sectors. Please refer to the tables following the Portfolio of Investments for open purchased options on exchange-traded funds at June 30, 2020.
During the period ended June 30, 2020, Balanced and Intermediate Bond had average notional values of $4,101,000 and $235,427,000, respectively, on purchased forward premium swaptions to manage duration and yield curve exposures. The Portfolios did not have any open purchased forward premium swaptions at June 30, 2020.
G. Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Each Portfolio distributes capital gains, if any, annually. Balanced and Small Company declare and pay dividends, if any, annually. Growth and Income declares and pays dividends, if any, semi-annually. Government Money Market and Intermediate Bond declare dividends daily and pay dividends, if any, monthly. Global High Dividend Low Volatility declares and pays dividends, if any, quarterly. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.
H. Federal Income Taxes. It is the policy of each Portfolio to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Portfolios’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.
The Portfolios may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.
I. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
J. Repurchase Agreements. Each Portfolio may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short, from overnight to one week, while the underlying securities

26

NOTES TO FINANCIAL STATEMENTS as of June 30, 2020 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

generally have longer maturities. Each Portfolio will receive as collateral securities acceptable to it whose market value is equal to at least 100% of the carrying amount of the repurchase agreements, plus accrued interest, being invested by the Portfolio. The underlying collateral is valued daily on a mark-to-market basis to assure that the value, including accrued interest is at least equal to the repurchase price. There would be potential loss to the Portfolio in the event the Portfolio is delayed or prevented from exercising its right to dispose of the collateral, and it might incur disposition costs in liquidating the collateral.
Repurchase agreements are entered into by the Portfolios under Master Repurchase Agreements (“MRA”) which permit the Portfolios, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset receivables or payables under the MRA with collateral held and/or pledged by the counterparty and create one single net payment due to or from the respective Portfolio. Please refer to the table within the Portfolio of Investments for Government Money Market for open repurchase agreements subject to the MRA on a net basis at June 30, 2020.
K. Securities Lending. Each Portfolio (except Government Money Market) may temporarily loan up to 33 1∕3% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Portfolios will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Portfolios will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolios will lose money due to the failure of a borrower to return a borrowed security. Loans are subject to termination at the option of the borrower or the Portfolios. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the NAV, causing the Portfolios to be more volatile. The use of leverage may increase expenses and increase the impact of the Portfolios’ other risks.
L. Restricted Securities. The Portfolios may invest in restricted securities, which include those sold under Rule 144A of the Securities Act of 1933, as amended (“1933 Act”) or securities offered pursuant to Section 4(a)(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined in good faith under procedures approved by the Board.
Securities that are not registered for sale to the public under the 1933 Act are referred to as “restricted securities.” These securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. Many times these securities are subject to legal or contractual restrictions on resale. As a result of the absence of a public trading market, the prices of these securities may be more volatile, less liquid and more difficult to value than publicly traded securities. The price realized from the sale of these securities could be less than the amount originally paid or less than their fair value if they are resold in privately negotiated transactions. In addition, these securities may not be subject to disclosure and other investment protection requirements that are afforded to publicly traded securities. Certain investments may include investment in smaller, less seasoned issuers, which may involve greater risk.
M. When-Issued and Delayed-Delivery Transactions. Each Portfolio may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The fair value of such is identified in the Portfolio of Investments. Losses may arise due to changes in the fair value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Portfolios are required to hold liquid assets as collateral with the Portfolios’ custodian sufficient to cover the purchase price.
To mitigate counterparty risk, certain Portfolios have entered into Master Securities Forward Transaction Agreements (“MSFTA”) with their respective counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all the when-issued or delayed-delivery transactions with a particular counterparty. Cash collateral, if any, is presented on the Statement of Assets and Liabilities as an asset (Cash pledged as collateral for delayed-delivery or when-issued securities) and a liability (Cash received as collateral for delayed-delivery or when-issued securities).
N. Mortgage Dollar Roll Transactions. Each Portfolio, except Small Company, may engage in dollar roll transactions with respect to mortgage-backed securities issued by Government National Mortgage Association, Federal National Mortgage Association and Federal Home

27

NOTES TO FINANCIAL STATEMENTS as of June 30, 2020 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Loan Mortgage Corp. In a dollar roll transaction, a Portfolio sells a mortgage-backed security to a financial institution, such as a bank or broker/dealer, and simultaneously agrees to repurchase a substantially similar (i.e., same type, coupon, and maturity) security from the institution on a delayed delivery basis at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. The Portfolios account for dollar roll transactions as purchases and sales. For fee based roll transactions, the fee is recorded as income.
O. Swap Agreements. Certain Portfolios may enter into swap agreements. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other at specified future intervals based on the return of an asset (such as a stock, bond or currency) or non-asset reference (such as an interest rate or index). Swap agreements are privately negotiated in the OTC market and may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“centrally cleared swaps”). The swap agreement will specify the “notional” amount of the asset or non-asset reference to which the contract relates. Subsequent changes in fair value, if any, are calculated based upon changes in the performance of the asset or non-asset reference multiplied by the notional value of the contract. A Portfolio may enter into credit default, interest rate, total return and currency swaps to manage its exposure to credit, currency and interest rate risk. All outstanding swap agreements are reported within each Portfolio’s Portfolio of Investments.
Swaps are marked to market daily using quotations primarily from third party pricing services, counterparties or brokers. The value of the swap contract is recorded on each Portfolio’s Statement of Assets and Liabilities. During the term of the swap, changes in the value of the swap, if any, are recorded as unrealized gains or losses on the Statement of Operations. Upfront payments paid or received by a Portfolio when entering into the agreements are reported on the Statement of Assets and Liabilities and as a component of the changes in unrealized gains or losses on the Statement of Operations. These upfront payments represent the amounts paid or received when initially entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and the prevailing market conditions. The upfront payments are included as a component in the realized gains or losses on each Portfolio’s Statement of
Operations upon termination or maturity of the swap. A Portfolio also records net periodic payments paid or received on the swap contract as a realized gain or loss on the Statement of Operations.
In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Portfolio’s counterparty on the swap agreement becomes the CCP. The Portfolios are required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Portfolios are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are footnoted as pledged on the Portfolio of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as cash pledged for centrally cleared swaps. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statements of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gain (loss) on the Statements of Operations.
Entering into swap agreements involves the risk that the maximum potential loss of an investment exceeds the current value of the investment as reported on each Portfolio’s Statement of Assets and Liabilities. Other risks involve the possibility that the counterparty to the agreements may default on its obligation to perform, that there will be no liquid market for these investments and that unfavorable changes in the market will have a negative impact on the value of the index or securities underlying the respective swap agreement.
Credit Default Swap Contracts. A credit default swap is a bilateral agreement between counterparties in which the buyer of the protection agrees to make a stream of periodic payments to the seller of protection in exchange for the right to receive a specified return in the event of a default or other credit event for a referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer a fixed payment stream based on the notional amount of the swap contract. This fixed payment stream will continue until the swap contract expires or a defined credit event occurs.
A Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. As a seller of protection in a credit default swap, a Portfolio may execute these contracts to manage its exposure to the market or certain sectors of the market. Certain Portfolios may also enter into credit default swaps to speculate on changes in an

28

NOTES TO FINANCIAL STATEMENTS as of June 30, 2020 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

issuer’s credit quality, to take advantage of perceived spread advantages, or to offset an existing short equivalent (i.e. buying protection on an equivalent reference entity).
Certain Portfolios may sell credit default swaps which expose these Portfolios to the risk of loss from credit risk related events specified in the contract. Although contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default or repudiation/moratorium. If a Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.
Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Portfolio’s Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting fair values serve as the indicator of the current status of the payment/
performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreements, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Portfolio for the same referenced entity or entities.
For the period ended June 30, 2020, Balanced and Intermediate Bond had bought and sold credit protection (Balanced only) on credit default swap indices (“CDX”). A CDX is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. Balanced and Intermediate Bond used CDX swaps to gain additional exposure with various sectors of the credit market and to hedge the credit risk associated with various sectors within the credit market.
For the period ended June 30, 2020, Balanced had an average notional amount of  $2,172,229 on credit default swaps to buy protection and an average notional amount of $483,120 on credit default swaps to sell protection. For the period ended June 30, 2020, Intermediate Bond had an average notional amount of  $179,331,208 on credit default swaps to buy protection. Please refer to the tables within the Portfolio of Investments for Intermediate Bond for open credit default swaps to buy at June 30, 2020. Balanced did not have any open credit default swaps to buy protection at June 30, 2020. The Portfolios did not have any open credit default swaps to sell protection at June 30, 2020.
Interest Rate Swap Contracts. An interest rate swap involves the agreement between counterparties to exchange periodic payments based on interest rates. One payment will be based on a floating rate of a specified interest rate while the other will be a fixed rate. Risks involve the future fluctuations of interest rates in which a Portfolio may make payments that are greater than what a Portfolio received from the counterparty. Other risks include credit, liquidity and market risk.
For the period ended June 30, 2020, Balanced had entered into interest rate swaps in which they pay a floating interest rate and receive a fixed interest rate (“Long interest rate swap”) in order to increase exposure to interest rate risk. Average notional amounts on Long interest rate swaps were $1,759,000.

29

NOTES TO FINANCIAL STATEMENTS as of June 30, 2020 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

For the period ended June 30, 2020, Balanced and Intermediate Bond had entered into interest rate swaps in which they pay a fixed interest rate and receive a floating interest rate (“Short interest rate swap”) in order to decrease exposure to interest rate risk. Average notional amounts on Short interest rate swaps were $1,478,667 and $48,229,000, respectively.
Balanced and Intermediate Bond entered into interest rate swaps to adjust interest rate and yield curve exposures and to substitute for physical fixed-income securities. Please refer to the table within each respective Portfolio of Investments for Balanced and Intermediate Bond for open interest rate swaps at June 30, 2020.
At June 30, 2020, Balanced and Intermediate Bond had pledged $242,000 and $7,716,000, respectively, in cash collateral for open centrally cleared swaps.
Volatility Swap Contracts. Certain Portfolios may enter into volatility swaps. Volatility swaps are agreements in which the counterparties agree to make payments in connection with changes in the volatility (i.e., the magnitude of change over a specified period of time) of an underlying referenced instrument, such as a currency, rate, index, security or other financial instrument. Volatility swaps permit the parties to attempt to hedge volatility risk and/or take positions on the projected future volatility of an underlying referenced instrument. As a receiver of the realized price volatility, a Portfolio would receive the payoff amount when the realized price volatility of the referenced instrument is greater than the strike and would owe the payoff amount when the volatility is less than the strike. As a payer of the realized price volatility, a Portfolio would owe the payoff amount when the realized price volatility of the referenced instrument is greater than the strike and would receive the payoff amount when the volatility is less than the strike.
During the period ended June 30, 2020, Balanced and Intermediate Bond had average notional amounts of $5,500 and $336,000, respectively, on foreign currency volatility swaps (receiver). The Portfolios did not have any open volatility swaps at June 30, 2020.
P. Indemnifications. In the normal course of business, the Registrants may enter into contracts that provide certain indemnifications. The Registrants’ maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.
NOTE 3 — INVESTMENT TRANSACTIONS
For the period ended June 30, 2020, the cost of purchases and the proceeds from the sales of securities, excluding short-term and U.S. government securities, were as follows:
	Purchases	Sales
Balanced	$152,832,391	$149,872,161
Global High Dividend Low Volatility	185,649,291	222,384,124
Growth and Income	1,584,364,556	1,759,423,255
Intermediate Bond	525,859,080	417,969,962
Small Company	259,721,935	329,129,747
U.S. government securities not included above were as follows:
	Purchases	Sales
Balanced	$48,627,046	$52,325,777
Intermediate Bond	1,242,796,233	1,399,445,688
NOTE 4 — INVESTMENT MANAGEMENT FEES
The Portfolios have entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Portfolios. The Investment Adviser oversees all investment management and portfolio management services for the Portfolios and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates:
Portfolio	Fee
Balanced	0.60%
Global High Dividend Low Volatility	0.56% on the first $500 million; 0.53% on the next $500 million; 0.51% thereafter
Government Money Market(1)	0.35%
Growth and Income(1)	0.600% on the first $5 billion; 0.550% on the next $5 billion; 0.525% thereafter
Intermediate Bond	0.50% on first $4 billion; 0.48% on next $3 billion; 0.46% thereafter
Small Company	0.85%

(1)
The Investment Adviser is contractually obligated to waive a portion of the management fee equal to 0.045% on the first $5 billion and 0.070% thereafter of the Portfolio’s average daily net assets. This waiver is not eligible for recoupment. Termination or modification of this obligation requires approval by the Board.

30

NOTES TO FINANCIAL STATEMENTS as of June 30, 2020 (Unaudited) (continued)

NOTE 4 — INVESTMENT MANAGEMENT FEES (continued)

The Investment Adviser has entered into sub-advisory agreements with Voya IM with respect to each Portfolio. Voya IM provides investment advice for the Portfolios and is paid by the Investment Adviser based on the average daily net assets of each respective Portfolio. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Portfolios’ assets in accordance with each Portfolio’s investment objectives, policies, and limitations.
NOTE 5 — DISTRIBUTION AND SERVICE FEES
Class ADV, Class S, Class S2 and Class T shares of the respective Portfolios are subject to a shareholder services and distribution plan or a distribution plan (each a “Plan” and collectively, the “Plans”). Pursuant to the Plans, the Distributor is entitled to a payment each month to compensate for expenses incurred in the distribution and promotion of the Portfolios’ shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees paid to securities dealers who have executed a distribution agreement with the Distributor.
Under the Plans for Class ADV and Class S2 shares of the respective Portfolios, the Distributor is paid an annual shareholder service fee at the rate of 0.25% of each Portfolio’s average daily net assets attributable to its Class ADV and Class S2 shares. The Distributor is paid an annual distribution fee at the rate of 0.25% of the Portfolio’s average daily net assets attributable to its Class ADV shares and the Distributor is paid an annual distribution fee at the rate of 0.15% of the Portfolio’s average daily net assets attributable to its Class S2 shares. The Distributor has contractually agreed to waive 0.05% of the distribution fee for Class ADV shares of Growth and Income so that the actual fee paid by Class ADV shares of the Portfolio is an annual rate of 0.20%. Termination or modification of this obligation requires approval by the Board.
Under the Plan for Class S shares of the respective Portfolios, Class S shares of the Portfolios pay the Distributor a fee calculated at an annual rate of 0.25% of the Portfolio’s average daily net assets attributable to its Class S shares. For Government Money Market, the Distributor agreed to waive 0.10% of average daily net assets attributable to distribution fees for Class S shares, so that the actual fee paid by Class S shares of Government Money Market is an annual rate of 0.15%. Termination or modification of this obligation requires approval by the Board.
Under the Plan for Class T shares of Global High Dividend Low Volatility, the Distributor is paid an annual distribution fee at the rate of 0.50% of Global High Dividend Low Volatility’s average daily net assets attributable to Class T shares. The Distributor has contractually agreed to waive a portion of its fee equal to 0.15% of the average daily net assets attributable to the distribution fee paid by Class T shares of Global High Dividend Low Volatility, so that the actual fee paid by Class T shares of Global High Dividend Low Volatility is an annual rate of 0.35%. Termination or modification of this obligation requires approval by the Board.
Class T shares of Global High Dividend Low Volatility are subject to a shareholder servicing plan (“Service Plan”). The Service Plan allows the Distributor to enter into shareholder servicing agreements with insurance companies, broker dealers or other financial intermediaries that provide administrative services related to Class T and their shareholders including Variable Contract owners or Qualified Plan participants with interests in Global High Dividend Low Volatility. Under the Service Plan, the Portfolio makes payments to the Distributor which shall not exceed an annual rate of 0.25% of the Portfolio’s average daily net assets attributable to its Class T shares.
The Distributor and the Investment Adviser have contractually agreed to waive a portion of their distribution and/or shareholder servicing fees and management fees, as applicable, and to reimburse certain expenses to the extent necessary to assist Government Money Market in maintaining a yield of not less than zero. There is no guarantee that the Portfolio will maintain such a yield. Management fees waived or expenses reimbursed are subject to possible recoupment by the Investment Adviser, as applicable, $608,388 per ledger within three years subject to certain restrictions. In no event will the amount of the recoupment on any day exceed 20% of the yield (net of all expense) of the Portfolio on that day. Distribution and shareholder servicing fees waived are not subject to recoupment. For the period ended June 30, 2020, the Distributor waived $7 per ledger of class specific distribution fees for Class S and the Investment Adviser waived $608,376 of management fees to assist the Portfolio in maintaining a net yield of not less than zero. Termination or modification of this obligation requires approval by the Board. Please note that these waivers or reimbursements are in addition to existing contractual expense limitations, if any. As of June 30, 2020, the amounts of waived or reimbursed fees that are subject to possible recoupment by the Investment Adviser, and the related expiration dates, are as follows:
	June 30,
	2021	2022	2023	Total
Government Money Market	$—	$—	$608,376	$608,376

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NOTES TO FINANCIAL STATEMENTS as of June 30, 2020 (Unaudited) (continued)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES
At June 30, 2020, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc owned more than 5% of the following Portfolios:
Subsidiary	Portfolio	Percentage
Voya Institutional Trust Company	Government Money Market	9.02%
	Intermediate Bond	11.16
	Small Company	15.42
Voya Retirement Insurance and Annuity Company	Balanced	87.73
	Global High Dividend Low Volatility	19.60
	Government Money Market	88.68
	Growth and Income	52.70
	Intermediate Bond	26.29
	Small Company	60.46
Under the 1940 Act, the direct or indirect beneficial owner of more than 25% of the voting securities of a company (including a fund) is presumed to control such company. Companies under common control (e.g., companies with a common owner of greater than 25% of their respective voting securities) are affiliates under the 1940 Act.
The Investment Adviser may direct the Portfolios’ Sub-Adviser to use its best efforts (subject to obtaining best execution of each transaction) to allocate a Portfolio’s equity security transactions through certain designated broker-dealers. The designated broker-dealer, in turn, will reimburse a portion of the brokerage commissions to pay certain expenses of that Portfolio. Any amounts credited to the Portfolios are reflected as brokerage commission recapture on the accompanying Statements of Operations.
The Portfolios have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent directors/trustees, as described in the DC Plan, to defer the receipt of all or a portion of the directors’/trustees’ fees that they are entitled to receive from the Portfolios. For purposes of determining the amount owed to the director/trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the director/trustee (the “Notional Funds”). The Portfolios purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the directors’/trustees’ deferred fees, resulting in a Portfolio asset equal to the deferred compensation liability. Such assets are included as a component of  “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of directors’/trustees’ fees under the DC Plan will not affect net assets of the Portfolios, and will not materially affect the Portfolios’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.
Effective January 1, 2020, the Portfolios may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the period ended June 30, 2020, the per account fees for affiliated recordkeeping services paid by each Portfolio were as follows:
Portfolio	Amount
Balanced	$149,111
Global High Dividend Low Volatility	165,014
Government Money Market	367,360
Growth and Income	573,740
Intermediate Bond	855,132
Small Company	240,090
NOTE 7 — LICENSING FEE
Balanced pays an annual licensing fee to S&P Opco, LLC.
NOTE 8 — EXPENSE LIMITATION AGREEMENTS
The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with the following Portfolios whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and acquired fund fees and expenses to the levels listed below:
Portfolio	Class ADV	Class I	Class R6	Class S	Class S2	Class T
Balanced	N/A	0.69%	N/A	0.94%	N/A	N/A
Global High Dividend Low Volatility	1.34%	0.84%	N/A	1.09%	1.24%	1.44%
Growth and Income	1.30%	0.70%	N/A	0.95%	1.10%	N/A
Intermediate Bond	1.03%	0.53%	N/A	0.78%	0.93%	N/A
Small Company(1)	1.40%	0.90%	0.90%	1.15%	N/A	N/A

(1)
Prior to January 1, 2020, the expense limits were 1.43%, 0.93%, 0.93%, and 1.18% for Class ADV, Class I, Class R6 and Class S, respectively.

Pursuant to a side letter agreement through May 1, 2021, the Investment Adviser has further lowered the expense limits to the levels listed below. Any fees waived pursuant to the side letter agreement shall not be eligible for recoupment. If the Investment Adviser elects not to renew the side letter agreement, the expense limits will revert to the limits listed in the table above. There is no guarantee that the side letter agreement will continue. Termination or modification of this obligation requires approval by the Board.
Portfolio	Class ADV	Class I	Class S	Class S2	Class T
Global High Dividend Low Volatility	1.10%	0.60%	0.85%	1.00%	1.20%
Unless otherwise specified above and with the exception of the non-recoupable management fee waivers for certain

32

NOTES TO FINANCIAL STATEMENTS as of June 30, 2020 (Unaudited) (continued)

NOTE 8 — EXPENSE LIMITATION AGREEMENTS (continued)

Portfolios, the Investment Adviser may at a later date recoup from a Portfolio for fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.
As of June 30, 2020, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser, and the related expiration dates are as below:
	June 30,
	2021	2022	2023	Total
Balanced	$—	$—	$122,934	$122,934
Intermediate Bond	—	900	722,047	722,947
In addition to the above waived and /or reimbursed fees, the amount of class specific fees waived or reimbursed that are subject to possible recoupment by the Investment Adviser, and the related expiration dates, as of June 30, 2020, are as follows:
	June 30,
	2021	2022	2023	Total
Small Company
Class ADV	$—	$—	$3,281	$3,281
Class I	—	—	190,129	190,129
Class S	—	—	39,677	39,677
The Expense Limitation Agreements are contractual through May 1, 2021 and shall renew automatically for one-year terms. Termination or modification of these obligations requires approval by the Board.
NOTE 9 — LINE OF CREDIT
Effective May 15, 2020, each Portfolio, in addition to certain other funds managed by the Investment Adviser, has entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of  $400,000,000 through May 14, 2021. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of a Portfolio or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to May 15, 2020, the predecessor line of credit was for an aggregate amount of  $400,000,000 and paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through May 15, 2020.
Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.
The following Portfolios utilized the line of credit during the period ended June 30, 2020:
Portfolio	Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
Balanced	10	$779,200	1.05%
Global High Dividend Low Volatility	4	636,750	1.12
Growth and Income	2	2,814,500	2.09
Intermediate Bond	2	5,732,500	2.11
Small Company	9	1,662,444	2.11

NOTE 10 — CAPITAL SHARES
Transactions in capital shares and dollars were as follows:
Year or period ended	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
	#	#	#	#	#	($)	($)	($)	($)	($)
Balanced
Class I
6/30/2020	236,792	—	1,372,016	(1,339,951)	268,857	3,358,998	—	18,138,058	(19,131,995)	2,365,061
12/31/2019	351,587	—	1,642,365	(3,035,576)	(1,041,624)	5,333,224	—	23,387,273	(45,351,053)	(16,630,556)
Class S
6/30/2020	13,313	—	9,573	(6,836)	16,050	173,806	—	126,078	(102,746)	197,138
12/31/2019	18,032	—	12,538	(61,920)	(31,350)	271,738	—	177,792	(928,052)	(478,522)
33

NOTES TO FINANCIAL STATEMENTS as of June 30, 2020 (Unaudited) (continued)

NOTE 10 — CAPITAL SHARES (continued)

Year or period ended	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
	#	#	#	#	#	($)	($)	($)	($)	($)
Global High Dividend Low Volatility
Class ADV
6/30/2020	33,030	—	13,934	(125,406)	(78,442)	297,610	—	110,495	(1,186,537)	(778,432)
12/31/2019	21,425	634	113,136	(270,243)	(135,048)	225,545	6,255	1,142,858	(2,797,995)	(1,423,337)
Class I
6/30/2020	277,107	—	155,716	(1,087,129)	(654,306)	2,521,415	—	1,233,270	(10,250,109)	(6,495,424)
12/31/2019	203,757	423,746	1,075,357	(1,659,519)	43,341	2,112,427	4,181,994	10,887,339	(17,217,879)	(36,119)
Class S
6/30/2020	601,798	—	518,926	(4,139,054)	(3,018,330)	5,342,936	—	4,130,649	(39,532,272)	(30,058,687)
12/31/2019	3,166,638	11,756,148	3,008,997	(6,879,858)	11,051,925	31,546,713	116,478,079	30,582,123	(71,776,716)	106,830,199
Class S2
6/30/2020	2,564	—	326	(2,166)	724	23,376	—	2,561	(20,874)	5,063
12/31/2019	3,476	—	2,199	(3,322)	2,353	35,649	—	22,028	(34,559)	23,118
Class T
6/30/2020	20,534	—	2,369	(64,297)	(41,394)	184,770	—	18,813	(634,544)	(430,961)
12/31/2019	135,758	—	217,134	(3,372,958)	(3,020,066)	1,400,731	—	2,178,172	(33,344,947)	(29,766,044)
Government Money Market
Class I
6/30/2020	191,836,147	—	1,343,489	(65,224,598)	127,955,038	191,836,148	—	1,343,488	(65,224,598)	127,955,038
12/31/2019	85,202,979	—	8,951,041	(88,069,498)	6,084,522	85,202,977	—	8,951,042	(88,069,498)	6,084,521
Class S
6/30/2020	44,904	—	6	(56)	44,854	44,998	—	6	(56)	44,948
12/31/2019	—	—	—	—	—	—	—	—	—	—
Growth and Income
Class ADV
6/30/2020	187,974	—	653,635	(2,408,644)	(1,567,035)	4,322,519	—	15,563,045	(61,628,601)	(41,743,037)
12/31/2019	53,190	—	3,607,663	(5,347,857)	(1,687,004)	1,450,453	—	98,849,015	(148,158,336)	(47,858,868)
Class I
6/30/2020	83,840	—	1,269,572	(4,053,420)	(2,700,008)	2,161,954	—	30,837,908	(106,220,213)	(73,220,351)
12/31/2019	161,995	—	7,170,224	(8,663,056)	(1,330,837)	4,600,380	—	200,215,543	(242,375,120)	(37,559,197)
Class S
6/30/2020	66,175	—	349,665	(1,233,025)	(817,185)	1,576,118	—	8,339,501	(31,717,826)	(21,802,207)
12/31/2019	58,840	—	1,969,256	(3,348,004)	(1,319,908)	1,596,551	—	54,032,225	(92,475,107)	(36,846,331)
Class S2
6/30/2020	757	—	237	(503)	491	20,411	—	5,557	(14,170)	11,798
12/31/2019	767	—	1,344	(8,337)	(6,226)	20,564	—	36,282	(234,187)	(177,341)
Intermediate Bond
Class ADV
6/30/2020	1,678,372	—	330,386	(2,556,432)	(547,674)	22,157,580	—	4,316,752	(32,350,984)	(5,876,652)
12/31/2019	1,892,902	—	656,004	(1,774,527)	774,379	24,162,338	—	8,383,955	(22,547,484)	9,998,809
Class I
6/30/2020	6,117,018	—	1,368,567	(5,119,849)	2,365,736	80,399,660	—	18,077,324	(66,470,631)	32,006,353
12/31/2019	5,649,168	—	2,738,213	(10,104,842)	(1,717,461)	72,678,565	—	35,364,083	(129,263,245)	(21,220,597)
Class S
6/30/2020	1,960,159	—	2,623,205	(14,091,380)	(9,508,016)	25,838,300	—	34,421,125	(182,654,060)	(122,394,635)
12/31/2019	3,411,206	—	5,713,372	(23,924,489)	(14,799,911)	43,821,723	—	73,267,398	(306,088,309)	(188,999,188)
Class S2
6/30/2020	328,183	—	26,045	(271,589)	82,639	4,251,447	—	340,435	(3,471,966)	1,119,916
12/31/2019	329,802	—	51,005	(532,795)	(151,988)	4,218,768	—	651,433	(6,738,567)	(1,868,366)
Small Company
Class ADV
6/30/2020	34,047	—	10,173	(70,244)	(26,024)	445,409	—	115,866	(973,923)	(412,648)
12/31/2019	60,519	—	69,580	(102,697)	27,402	932,918	—	1,001,250	(1,592,828)	341,340
Class I
6/30/2020	1,723,536	—	608,513	(6,235,561)	(3,903,512)	21,427,459	—	7,399,514	(84,318,988)	(55,492,015)
12/31/2019	1,363,664	—	3,912,336	(7,789,581)	(2,513,581)	22,932,371	—	60,093,482	(135,241,464)	(52,215,611)
Class R6
6/30/2020	34,476	—	9,295	(51,204)	(7,433)	471,248	—	113,124	(729,137)	(144,765)
12/31/2019	35,249	—	57,878	(148,954)	(55,827)	599,447	—	889,586	(2,490,506)	(1,001,473)
Class S
6/30/2020	105,653	—	128,879	(550,321)	(315,789)	1,331,693	—	1,519,485	(7,437,784)	(4,586,606)
12/31/2019	173,730	—	848,701	(1,047,423)	(24,992)	3,000,039	—	12,637,157	(16,783,214)	(1,146,018)
NOTE 11 — SECURITIES LENDING
Under a Master Securities Lending Agreement (the “Agreement”) with BNY, each Portfolio (except Government Money Market) can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at Market Close of the Portfolios

34

NOTES TO FINANCIAL STATEMENTS as of June 30, 2020 (Unaudited) (continued)

NOTE 11 — SECURITIES LENDING (continued)

at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Portfolios on the next business day. The cash collateral received is invested in approved investments as defined in the Agreement with BNY. The Portfolios bear the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Portfolios indemnification from loss with respect to the investment of collateral to the extent the cash collateral is invested in overnight repurchase agreements.
Cash collateral received in connection with securities lending is invested in cash equivalents, money market funds, repurchase agreements with maturities of not more than 99 days that are collateralized with U.S. Government securities, or certain short-term investments that have a remaining maturity of 190 days or less (“Permitted Investments”). Short-term investments include: securities, units, shares or other participations in short-term investment funds, pools or trusts; commercial paper, notes, bonds or other debt obligations, certificates of deposit, time deposits and other bank obligations and asset-backed commercial paper backed by diversified receivables and repurchase-backed programs. Permitted Investments are subject to certain guidelines established by the Adviser regarding liquidity, diversification, credit quality and average credit life/duration requirements. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Short-Term Investments.
Generally, in the event of counterparty default, the Portfolios have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Portfolios in the event the Portfolios are delayed or prevented from exercising their right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a portfolio.
The following tables represent a summary of each respective Portfolio’s securities lending agreements by counterparty which are subject to offset under the Agreement as of June 30, 2020:
Balanced
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BMO Capital Markets Corp	$807,177	$(807,177)	$—
BNP Paribas Prime Brokerage Intl Ltd	47,781	(47,781)	—
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BofA Securities Inc.	101,223	(101,223)	—
Citadel Securities LLC	8,076	(8,076)	—
Citigroup Global Markets Inc.	143,863	(143,863)	—
Citigroup Global Markets Limited	19,265	(19,265)	—
Cowen Excecution Services LLC	106,968	(106,968)	—
Deutsche Bank Securities Inc.	572,630	(572,630)	—
HSBC Bank PLC	40,799	(40,799)	—
Industrial And Commercial Bank Of China	30,446	(30,446)	—
J.P. Morgan Securities LLC	19,561	(19,561)	—
Janney Montgomery Scott LLC	24,483	(24,483)	—
Morgan Stanley & Co. LLC	213,886	(213,886)	—
National Bank of Canada Financial Inc.	407,581	(407,581)	—
National Financial Services LLC	114,760	(114,760)	—
Natixis Securities America LLC	23,277	(23,277)	—
NBC Global Finance Limited	43,444	(43,444)	—
RBC Capital Markets, LLC	5,485,674	(5,485,674)	—
Scotia Capital (USA) INC	62,469	(62,469)	—
Wells Fargo Securities LLC	19,694	(19,694)	—
Total	$8,293,057	$(8,293,057)	$—

(1)
Cash collateral with a fair value of  $8,514,892 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

Global High Dividend Low Volatility
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BMO Capital Markets Corp	$5,655	$(5,655)	$—
Citadel Clearing LLC	106,371	(106,371)	—
Goldman Sachs & Co. LLC	5,340,472	(5,340,472)	—
Jefferies LLC	2,821,071	(2,821,071)	—
Merrill Lynch International	477,323	(477,323)	—
Morgan Stanley & Co. LLC	34,929	(34,929)	—
Nomura Securities International, Inc.	30,160	(30,160)	—
Total	$8,815,981	$(8,815,981)	$—

(1)
Cash collateral with a fair value of  $12,529,134 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

Growth and Income
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Bank PLC	$4,855,562	$(4,855,562)	$—
Barclays Capital Inc.	6,765,971	(6,765,971)	—
BNP Paribas Prime Brokerage Intl Ltd	1,366,450	(1,366,450)	—
BofA Securities Inc.	3,082,479	(3,082,479)	—
Citadel Clearing LLC	10,196,521	(10,196,521)	—
Goldman Sachs & Co. LLC	15,242,680	(15,242,680)	—
J.P. Morgan Securities LLC	20,599,411	(20,599,411)	—
Morgan Stanley & Co. LLC	11,875,429	(11,875,429)	—

35

NOTES TO FINANCIAL STATEMENTS as of June 30, 2020 (Unaudited) (continued)

NOTE 11 — SECURITIES LENDING (continued)

Growth and Income (continued)

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
RBC Capital Markets, LLC	3,083,328	(3,083,328)	—
Scotia Capital (USA) Inc.	1,575,731	(1,575,731)	—
UBS Securities LLC	2,868,369	(2,868,369)	—
Wells Fargo Bank NA	2,935,740	(2,935,740)	—
Wells Fargo Securities LLC	1,729	(1,729)	—
Total	$84,449,400	$(84,449,400)	$—

(1)
Cash collateral with a fair value of  $86,514,173 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

Intermediate Bond
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Bank PLC	$1,261,224	$(1,261,224)	$—
BNP Paribas	1,761,810	(1,761,810)	—
BofA Securities Inc.	2,093,165	(2,093,165)	—
CIBC World Markets Inc.	268,897	(268,897)	—
Citadel Clearing LLC	2,365,973	(2,365,973)	—
Citigroup Global Markets Inc.	824	(824)	—
Daiwa Capital Markets America Inc.	703,177	(703,177)	—
HSBC Securities (USA) Inc.	457,054	(457,054)	—
J.P. Morgan Securities LLC	4,243,752	(4,243,752)	—
Morgan Stanley & Co. LLC	3,110,505	(3,110,505)	—
MUFG Securities Americas Inc.	909,265	(909,265)	—
National Bank Financial Inc.	520,786	(520,786)	—
National Financial Services LLC	1,835,599	(1,835,599)	—
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Nomura Securities International, Inc.	182,457	(182,457)	—
RBC Capital Markets, LLC	584,788	(584,788)	—
Scotia Capital (USA) Inc.	1,039,492	(1,039,492)	—
SunTrust Robinson Humphrey, Inc.	181,528	(181,528)	—
TD Prime Services LLC	371,073	(371,073)	—
Wells Fargo Securities LLC	8,960,336	(8,960,336)	—
Total	$30,851,705	$(30,851,705)	$—

(1)
Cash collateral with a fair value of  $31,603,683 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

Small Company
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BofA Securities Inc.	$904,919	$(904,919)	$—
Citigroup Global Markets Inc.	425,677	(425,677)	—
Goldman Sachs & Co. LLC	272,955	(272,955)	—
J.P. Morgan Securities LLC	1,475,306	(1,475,306)	—
National Bank of Canada Financial Inc.	484,277	(484,277)	—
National Financial Services LLC	3,777,066	(3,777,066)	—
Nomura Securities International, Inc.	253,345	(253,345)	—
Scotia Capital (USA) Inc.	89,075	(89,075)	—
Total	$7,682,620	$(7,682,620)	$—

(1)
Cash collateral with a fair value of  $7,860,911 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTE 12 — FEDERAL INCOME TAXES
The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, futures contracts, income from passive foreign investment companies (PFICs), paydowns, capital loss carryforwards and wash sale deferrals.
Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.
The tax composition of dividends and distributions to shareholders was as follows:
	Year Ended December 31, 2019		Year Ended December 31, 2018
	Ordinary Income	Long-term Capital Gain	Ordinary Income	Long-term Capital Gain
Balanced	$8,811,831	$14,753,234	$17,574,924	$20,934,183
Global High Dividend Low Volatility	16,108,952	28,703,568	28,894,555	530,377
Government Money Market	8,951,042	—	6,730,308	—
Growth and Income	44,737,928	308,615,727	110,032,441	242,540,234
36

NOTES TO FINANCIAL STATEMENTS as of June 30, 2020 (Unaudited) (continued)

NOTE 12 — FEDERAL INCOME TAXES (continued)

	Year Ended December 31, 2019		Year Ended December 31, 2018
	Ordinary Income	Long-term Capital Gain	Ordinary Income	Long-term Capital Gain
Intermediate Bond	117,674,224	—	129,984,350	—
Small Company	17,627,644	56,993,831	17,759,580	83,521,566
The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2019 were:
	Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Late Year Ordinary Losses Deferred	Post-October Capital Losses Deferred	Unrealized Appreciation/ (Depreciation)	Capital Loss Carryforwards
						Amount	Character	Expiration
Balanced	$13,585,655	$4,674,095	$—	$—	$28,750,802	$—	—	—
Global High Dividend Low Volatility	1,124,720	—	—	—	55,543,468	(8,634,135)	Short-term	None
						(10,636,386)	Long-term	None
						$(19,270,521)
Government Money Market	7,713	—	—	—	—	—	—	—
Growth and Income	—	54,759,408	—	—	700,529,616	—	—	—
Intermediate Bond	7,559,918	—	(4,508,482)	(7,280,052)	79,255,948	—	—	—
Small Company	4,340,819	4,804,582	—	—	39,615,646	—	—	—
The Portfolios’ major tax jurisdictions are U.S. federal, Arizona state, and Massachusetts state.
As of June 30, 2020, no provision for income tax is required in the Portfolios’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.
NOTE 13 — LONDON INTERBANK OFFERED RATE (“LIBOR”)
The U.K. Financial Conduct Authority has announced that it intends to stop persuading or compelling banks to submit LIBOR rates after 2021, and it remains unclear whether LIBOR will continue to exist after that date and, if so, in what form. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in many major currencies. The U.S. Federal Reserve Board, based on the recommendations of the New York Federal Reserve’s Alternative Reference Rate Committee (comprised of major derivative market participants and their regulators), has begun publishing a Secured Overnight Funding Rate (“SOFR”) that is intended to replace U.S. dollar LIBOR. Proposals for alternative reference rates for other currencies have also been announced or have already begun publication.
Discontinuance of LIBOR and adoption/implementation of alternative rates pose a number of risks, including among others whether any substitute rate will experience the market participation and liquidity necessary to provide a workable substitute for LIBOR; the effect on parties’ existing contractual arrangements, hedging transactions, and investment strategies generally from a conversion from LIBOR to alternative rates; the effect on a Portfolio’s existing investments (including, for example, fixed-income investments; senior loans; CLOs and CDOs; and derivatives transactions), including the possibility that some of those investments may terminate or their terms may be adjusted to the disadvantage of a Portfolio; and the risk of general market disruption during the period of the conversion. It is difficult to predict at this time the likely impact of the transition away from LIBOR on a Portfolio.
NOTE 14 — LIQUIDITY
Consistent with Rule 22e-4 under the Investment Company Act of 1940, as amended, the Portfolios have established a liquidity risk management program to govern their approach to managing liquidity risk (the “Program”). The Board has approved the designation of the Portfolios’ Adviser, Voya Investments, LLC, as the program administrator (the “Program Administrator”). The Program Administrator is responsible for implementing and monitoring the Program and has formed a Liquidity Risk Management Committee (the “Committee”) to assess and review, on an ongoing basis, each Portfolio’s liquidity risk.

37

NOTES TO FINANCIAL STATEMENTS as of June 30, 2020 (Unaudited) (continued)

NOTE 14 — LIQUIDITY (continued)

The Program includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of liquidity risk factors and the periodic classification (or re-classification, as necessary) of a Portfolio’s investments into buckets (highly liquid, moderately liquid, less liquid and illiquid) that reflect the Committee’s assessment of the investments’ liquidity under current market conditions. The Committee also utilizes Portfolio-specific data, including information regarding a Portfolio’s shareholder base, characteristics of its investments, access to borrowing arrangements and historical redemptions to determine whether a Portfolio will be able to meet its redemption obligations in a timely manner.
During the period covered by the liquidity report, December 1, 2018 through December 31, 2019, the Program supported the Portfolios’ ability to honor redemption requests timely and the Program Administrator’s management of each Portfolio’s liquidity risk, including during any periods of market volatility and net redemptions.
There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to each Portfolio’s prospectus for more information regarding each Portfolio’s exposure to liquidity risk and other risks.
NOTE 15 — MARKET DISRUPTION
A Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. War, terrorism, global health crises and pandemics, and other geopolitical events have led, and in the future may lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and world economies and markets generally. For example, the recent COVID-19 pandemic has resulted, and may continue to result, in significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn in economies throughout the world. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. Those events as well as other changes in non-U.S. and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the investments of the portfolio and of the Portfolios. Any of these occurrences could disrupt the operations of a Portfolio and of the Portfolios’ service providers.
NOTE 16 — OTHER ACCOUNTING PRONOUNCEMENTS
The Portfolios have made a change in accounting principles and adopted the provisions of Financial Accounting Standards Board Accounting Standards Update 2018-13 (“ASU 2018-13”), Fair Value Measurement (Topic 820): Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 introduces new fair value disclosure requirements as well as provides guidance that eliminates, adds and modifies certain disclosure requirements for fair value measurements. The impact of the Portfolios adoption was limited to changes in the Portfolios financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy and disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, when applicable. Upon evaluation, the Portfolios have concluded that the adoption of the new accounting principle does not materially impact the financial statement amounts.
In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update No. 2020-04 (‘‘ASU 2020-04”), Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying ASU 2020-04.
NOTE 17 — REORGANIZATION
On August 23, 2019, Global High Dividend Low Volatility (“Acquiring Portfolio”) acquired all of the net assets and assumed all liabilities of VY® Templeton Global Growth Portfolio (“Acquired Portfolio”), an open-end investment company that is not included in this report, in a tax-free reorganization in exchange for shares of the Acquiring Portfolio, pursuant to a plan of reorganization approved by the shareholders of the Acquired Portfolio on July 30, 2019. For financial reporting purposes, assets received

38

NOTES TO FINANCIAL STATEMENTS as of June 30, 2020 (Unaudited) (continued)

NOTE 17 — REORGANIZATION (continued)

and shares issued by the Acquiring Portfolio were recorded at fair value; however, the cost basis of the investments received from the Acquired Portfolio were carried forward to align ongoing reporting of the Acquiring Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
Assuming the acquisition had been completed on January 1, 2019, the beginning of the annual reporting period of the Acquiring Portfolio, the Acquiring Portfolio’s pro forma results of operations for the year ended December 31, 2019, are as follows (Unaudited):
Net investment income	$19,504,276
Net realized and unrealized loss on investments	$105,448,232
Net decrease in net assets resulting from operations	$124,952,508
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Portfolio that have been included in the Acquiring Portfolio’s statement of operations since August 23, 2019. Net assets and unrealized appreciation or depreciation as of the reorganization date were as follows:
Total Net Assets of Acquired Portfolio (000s)	Total Net Assets of Acquiring Portfolio (000s)	Acquired Portfolio’s Capital Loss Carryforwards (000s)	Acquired Portfolio’s Unrealized Depreciation (000s)	Portfolios’ Conversion Ratio
$120,666	$556,430	$17,820	$(1,879)	0.7298
The net assets of the Acquiring Portfolio after the acquisition of Acquired Portfolio were $677,095,962.
NOTE 18 — SUBSEQUENT EVENTS
Dividends: Subsequent to June 30, 2020, the following Portfolios declared dividends and distributions of:
	Type	Per Share Amount	Payable Date	Record Date
Government Money Market
All Classes	STCG	$0.0000*	August 3, 2020	July 30, 2020
Intermediate Bond
Class ADV	NII	$0.0335	August 3, 2020	Daily
Class I	NII	$0.0395	August 3, 2020	Daily
Class S	NII	$0.0364	August 3, 2020	Daily
Class S2	NII	$0.0346	August 3, 2020	Daily

NII – Net investment income
STCG – Short-term capital gain
*
Amount rounds to $0.0000.

The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”), to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

39

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2020 (Unaudited)

Investment Type Allocation as of June 30, 2020 (as a percentage of net assets)

Common Stock	39.2%
Exchange-Traded Funds	26.7%
Mutual Funds	14.7%
Corporate Bonds/Notes	6.4%
Collateralized Mortgage Obligations	4.4%
Asset-Backed Securities	2.7%
U.S. Government Agency Obligations	1.5%
Commercial Mortgage-Backed Securities	1.3%
U.S. Treasury Obligations	1.3%
Sovereign Bonds	0.2%
Preferred Stock	0.0%
Rights	0.0%
Purchased Options	0.0%
Assets in Excess of Other Liabilities*	1.6%
Net Assets	100.0%
* Includes short-term investments and exchange-traded funds.
Portfolio holdings are subject to change daily.

Shares		Value	Percentage of Net Assets
COMMON STOCK: 39.2%
	Communication Services: 3.4%
2,103 (1)	Alphabet, Inc. – Class A	$2,982,159	0.9
33,534	AT&T, Inc.	1,013,733	0.3
20,106	Comcast Corp. − Class A	783,732	0.2
10,310 (1)	Facebook, Inc. – Class A	2,341,091	0.7
1,425 (1)	NetFlix, Inc.	648,432	0.2
14,592	Verizon Communications, Inc.	804,457	0.2
386,478 (2)(3)	Other Securities	2,916,944	0.9
		11,490,548	3.4
	Consumer Discretionary: 4.1%
1,413 (1)	Amazon.com, Inc.	3,898,213	1.1
945 (4)	Evolution Gaming Group AB	56,129	0.0
3,928	Home Depot, Inc.	984,003	0.3
458,926 (2)(3)	Other Securities	8,989,524	2.7
		13,927,869	4.1
	Consumer Staples: 3.0%
7,090	PepsiCo, Inc.	937,723	0.3
10,514	Philip Morris International, Inc.	736,611	0.2
6,248	Procter & Gamble Co.	747,073	0.2
150,000 (4)	WH Group Ltd.	129,629	0.1
169,783 (2)(3)	Other Securities	7,478,501	2.2
		10,029,537	3.0
	Energy: 1.0%
185,363 (2)(3)	Other Securities	3,524,559	1.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: 4.7%
5,186 (4)	ABN AMRO Bank NV	$44,629	0.0
41,060	Bank of America Corp.	975,175	0.3
4,393 (1)	Berkshire Hathaway, Inc. – Class B	784,194	0.2
12,352	Citigroup, Inc.	631,187	0.2
12,059	JPMorgan Chase & Co.	1,134,270	0.3
2,429	S&P Global, Inc.	800,307	0.3
839,878 (2)(3)	Other Securities	11,566,009	3.4
		15,935,771	4.7
	Health Care: 5.7%
6,038	AbbVie, Inc.	592,811	0.2
3,274	Amgen, Inc.	772,205	0.2
2,278	Cigna Corp.	427,467	0.1
5,308	Johnson & Johnson	746,464	0.2
8,981	Medtronic PLC	823,558	0.3
10,301	Merck & Co., Inc.	796,576	0.2
2,009	Roche Holding AG	696,017	0.2
4,365	UnitedHealth Group, Inc.	1,287,457	0.4
178,269 (3)	Other Securities	13,056,302	3.9
		19,198,857	5.7
	Industrials: 4.2%
5,731	Honeywell International, Inc.	828,645	0.2
387,112 (2)(3)	Other Securities	13,367,862	4.0
		14,196,507	4.2
	Information Technology: 8.9%
2,126 (1)	Adobe, Inc.	925,469	0.3
14 (1)(4)	Adyen NV	20,377	0.0
12,853	Apple, Inc.	4,688,774	1.4
8,063 (1)	Cadence Design Systems, Inc.	773,725	0.2
21,441	Cisco Systems, Inc.	1,000,008	0.3
13,367	Intel Corp.	799,748	0.3
2,269	Intuit, Inc.	672,055	0.2
24,921	Microsoft Corp.	5,071,673	1.5
1,960	Nvidia Corp.	744,624	0.2
5,824 (1)	PayPal Holdings, Inc.	1,014,716	0.3
7,275	Qualcomm, Inc.	663,553	0.2
228,458 (2)(3)	Other Securities	13,637,252	4.0
		30,011,974	8.9
	Materials: 1.5%
169,182 (2)(3)	Other Securities	5,030,626	1.5

	Real Estate: 1.4%
243,684 (3)	Other Securities	4,886,638	1.4

	Utilities: 1.3%
216,946	Other Securities	4,523,452	1.3

See Accompanying Notes to Financial Statements
40

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2020 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Utilities (continued)
	Total Common Stock (Cost $123,592,307)	$132,756,338	39.2
EXCHANGE-TRADED FUNDS: 26.7%
38,587 (5)	iShares 20+ Year Treasury Bond ETF	6,325,567	1.9
279,609	iShares Core MSCI Emerging Markets ETF	13,309,388	3.9
592	iShares Core S&P Mid-Cap ETF	105,270	0.0
2,641	iShares MSCI EAFE ETF	160,758	0.1
187,012 (5)	SPDR S&P 500 ETF Trust	57,667,020	17.0
128,154 (5)	Vanguard Value ETF	12,762,857	3.8
	Total Exchange-Traded Funds (Cost $88,304,662)	90,330,860	26.7
MUTUAL FUNDS: 14.7%
	Affiliated Investment Companies: 14.7%
121,977	Voya Emerging Markets Local Currency Debt Fund - Class P	813,584	0.2
3,811,801	Voya High Yield Bond Fund – Class P	28,474,156	8.4
405,247	Voya Short Term Bond Fund – Class R6	4,007,897	1.2
1,732,125	Voya Strategic Income Opportunities Fund – Class P	16,663,041	4.9
	Total Mutual Funds (Cost $50,576,028)	49,958,678	14.7
PREFERRED STOCK: 0.0%
	Consumer Discretionary: 0.0%
229 (3)	Other Securities	34,808	0.0
	Total Preferred Stock (Cost $35,291)	34,808	0.0
RIGHTS: 0.0%
	: 0.0%
27,732 (3)	Other Securities	11,360	0.0

	Health Care: 0.0%
3,266 (3)	Other Securities	11,692	0.0
	Total Rights (Cost $20,122)	23,052	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 6.4%
	Basic Materials: 0.1%
10,000 (4)	Anglo American Capital PLC, 3.625%, 09/11/2024	10,505	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Basic Materials (continued)
12,000 (4)	Anglo American Capital PLC, 5.625%, 04/01/2030	$14,520	0.0
30,000 (4)	Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. L.P., 3.700%, 06/01/2028	31,947	0.0
35,000 (4)	Georgia-Pacific LLC, 2.300%, 04/30/2030	36,510	0.0
13,000 (4)	Newcrest Finance Pty Ltd., 3.250%, 05/13/2030	13,909	0.0
10,000 (4)	Newcrest Finance Pty Ltd., 4.200%, 05/13/2050	11,204	0.0
229,000	Other Securities	246,992	0.1
		365,587	0.1
	Communications: 0.6%
220,000	AT&T, Inc., 2.750%-4.550%, 06/01/2031-03/09/2049	251,411	0.1
120,000 (4)	NBCUniversal Enterprise, Inc., 5.250%, 12/31/2199	120,316	0.1
200,000 (4)	Tencent Holdings Ltd., 2.985%, 01/19/2023	207,843	0.1
18,000 (4)	T-Mobile USA, Inc., 2.050%, 02/15/2028	18,054	0.0
13,000 (4)	T-Mobile USA, Inc., 2.550%, 02/15/2031	13,078	0.0
79,000 (4)	T-Mobile USA, Inc., 3.875%, 04/15/2030	88,199	0.0
85,000	Verizon Communications, Inc., 4.000%-4.812%, 03/15/2039-03/22/2050	110,968	0.0
942,000 (2)	Other Securities	1,065,392	0.3
		1,875,261	0.6
	Consumer, Cyclical: 0.2%
23,000 (4)	Advance Auto Parts, Inc., 3.900%, 04/15/2030	24,649	0.0
31,000 (4)	Alaska Airlines 2020-1 Class A Pass Through Trust, 4.800%, 02/15/2029	31,388	0.0
90,000 (4)	BMW US Capital LLC, 3.450%, 04/12/2023	95,406	0.0
33,000 (4)	Harley-Davidson Financial Services, Inc., 3.350%, 06/08/2025	33,762	0.0
554,873	Other Securities	564,783	0.2
		749,988	0.2
	Consumer, Non-cyclical: 0.9%
43,000 (4)	AbbVie, Inc., 2.600%, 11/21/2024	45,818	0.0
24,000 (4)	AbbVie, Inc., 2.950%, 11/21/2026	26,284	0.0

See Accompanying Notes to Financial Statements
41

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical (continued)
21,000 (4)	AbbVie, Inc., 3.200%, 11/21/2029	$23,448	0.0
24,000 (4)	AbbVie, Inc., 4.050%, 11/21/2039	27,873	0.0
30,000 (4)	AbbVie, Inc., 4.625%, 10/01/2042	36,850	0.0
146,000	AbbVie, Inc., 2.900%-4.500%, 11/06/2022-05/14/2036	169,789	0.1
19,000 (4)	Alcon Finance Corp., 2.600%, 05/27/2030	19,553	0.0
22,000	Amgen, Inc., 2.300%, 02/25/2031	23,070	0.0
50,000 (4)	Bristol-Myers Squibb Co., 3.875%, 08/15/2025	56,918	0.0
30,000 (4)	Bristol-Myers Squibb Co., 4.125%, 06/15/2039	38,417	0.0
48,000 (4)	Cargill, Inc., 3.875%, 05/23/2049	56,869	0.0
176,000	Cigna Corp., 3.200%-4.900%, 09/17/2020-12/15/2048	195,382	0.1
18,000 (4)	Health Care Service Corp. A Mutual Legal Reserve Co., 1.500%, 06/01/2025	18,348	0.0
8,000 (4)	Health Care Service Corp. A Mutual Legal Reserve Co., 3.200%, 06/01/2050	8,189	0.0
42,000 (4)	Mars, Inc., 4.125%, 04/01/2054	53,469	0.0
48,000	Philip Morris International, Inc., 2.100%-4.375%, 05/01/2030-11/15/2041	53,239	0.0
20,000 (4)	Upjohn, Inc., 3.850%, 06/22/2040	21,524	0.0
20,000 (4)	Upjohn, Inc., 4.000%, 06/22/2050	21,502	0.0
1,932,000 (2)	Other Securities	2,164,279	0.7
		3,060,821	0.9
	Energy: 0.7%
30,000 (4)	Cheniere Corpus Christi Holdings LLC, 3.700%, 11/15/2029	30,777	0.0
200,000 (4)	KazMunayGas National Co. JSC, 4.750%, 04/24/2025	215,700	0.1
200,000 (4)	Petroleos del Peru SA, 4.750%, 06/19/2032	222,712	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy (continued)
9,000 (4)	Transcontinental Gas Pipe Line Co. LLC, 3.250%, 05/15/2030	$9,631	0.0
1,871,000	Other Securities	1,906,117	0.5
		2,384,937	0.7
	Financial: 2.3%
200,000 (4)	ABN AMRO Bank NV, 4.750%, 07/28/2025	221,160	0.1
61,000 (4)	Athene Global Funding, 2.800%, 05/26/2023	62,260	0.0
25,000 (4)	Athene Global Funding, 2.950%, 11/12/2026	25,122	0.0
593,000 (6)	Bank of America Corp., 2.496%-5.125%, 05/17/2022-12/31/2199	659,463	0.2
80,000 (4)	Barclays Bank PLC, 10.179%, 06/12/2021	86,527	0.0
200,000 (4)(6)	BNP Paribas SA, 2.219%, 06/09/2026	204,567	0.1
206,000 (4)	BPCE SA, 5.700%, 10/22/2023	230,585	0.1
65,000 (6)	Citigroup, Inc., 1.678%-5.500%, 05/15/2024-09/13/2025	73,783	0.0
250,000 (4)(6)	Credit Suisse Group AG, 2.193%, 06/05/2026	253,419	0.1
26,000 (4)(6)	Credit Suisse Group AG, 4.194%, 04/01/2031	29,731	0.0
200,000 (4)	Danske Bank A/S, 2.800%, 03/10/2021	203,113	0.1
25,000 (4)	Equitable Financial Life Global Funding, 1.400%, 07/07/2025	25,033	0.0
34,000 (4)	Fairfax US, Inc., 4.875%, 08/13/2024	35,001	0.0
18,000 (4)	GE Capital Funding LLC, 4.400%, 05/15/2030	18,738	0.0
600,000 (6)	HSBC Holdings PLC, 2.099%-3.262%, 03/13/2023-06/04/2026	616,991	0.2
589,000 (6)	JPMorgan Chase & Co., 2.182%-5.000%, 10/29/2020-12/31/2199	604,551	0.2
21,000 (4)	KKR Group Finance Co. VII LLC, 3.625%, 02/25/2050	20,905	0.0
200,000 (4)	Macquarie Bank Ltd., 3.624%, 06/03/2030	209,969	0.1

See Accompanying Notes to Financial Statements
42

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
264,000 (6)	Morgan Stanley, 2.188%-5.500%, 07/28/2021-04/22/2039	$296,020	0.1
55,000 (4)	New York Life Global Funding, 2.875%, 04/10/2024	59,355	0.0
28,000 (4)	Northwestern Mutual Life Insurance Co/The, 3.625%, 09/30/2059	31,199	0.0
70,000	Royal Bank of Canada, 0.956%, (US0003M + 0.660)%, 10/05/2023	70,147	0.0
40,000 (4)	Scentre Group Trust 1 / Scentre Group Trust 2, 3.625%, 01/28/2026	41,994	0.0
34,000 (4)	Scentre Group Trust 1 / Scentre Group Trust 2, 4.375%, 05/28/2030	37,426	0.0
25,000 (4)	Teachers Insurance & Annuity Association of America, 3.300%, 05/15/2050	25,827	0.0
23,000 (4)	UBS AG/London, 1.750%, 04/21/2022	23,440	0.0
271,000 (6)	Wells Fargo & Co., 2.393%-4.750%, 01/24/2024-12/07/2046	295,826	0.1
2,935,000	Other Securities	3,147,669	0.9
		7,609,821	2.3
	Industrial: 0.3%
6,000 (4)	Aviation Capital Group LLC, 4.375%, 01/30/2024	5,643	0.0
37,000 (4)	Carrier Global Corp., 2.493%, 02/15/2027	37,742	0.0
20,000 (4)	Carrier Global Corp., 2.722%, 02/15/2030	20,088	0.0
20,000 (4)	Carrier Global Corp., 3.577%, 04/05/2050	19,602	0.0
62,000 (4)	CCL Industries, Inc., 3.050%, 06/01/2030	63,560	0.0
56,000 (4)	Raytheon Technologies Corp., 3.200%, 03/15/2024	60,295	0.0
793,000	Other Securities	882,941	0.3
		1,089,871	0.3
	Technology: 0.3%
170,000	Apple, Inc., 2.650%-3.750%, 09/12/2047-05/11/2050	199,388	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Technology (continued)
41,000 (4)	Broadcom, Inc., 4.300%, 11/15/2032	$45,369	0.0
25,000 (4)	Dell International LLC / EMC Corp., 6.020%, 06/15/2026	28,683	0.0
15,000 (4)	Infor, Inc., 1.450%, 07/15/2023	15,135	0.0
18,000 (4)	Infor, Inc., 1.750%, 07/15/2025	18,097	0.0
37,000 (4)	Microchip Technology, Inc., 2.670%, 09/01/2023	38,104	0.0
20,000 (4)	NXP BV / NXP Funding LLC / NXP USA, Inc., 3.400%, 05/01/2030	21,565	0.0
554,000	Other Securities	616,524	0.2
		982,865	0.3
	Utilities: 1.0%
16,000 (4)	AES Corp./The, 3.950%, 07/15/2030	16,950	0.0
50,000 (4)	American Transmission Systems, Inc., 5.000%, 09/01/2044	62,183	0.1
50,000 (4)	American Transmission Systems, Inc., 5.250%, 01/15/2022	52,983	0.0
39,000 (4)	Cleveland Electric Illuminating Co/The, 3.500%, 04/01/2028	42,771	0.0
12,000 (4)	IPALCO Enterprises, Inc., 4.250%, 05/01/2030	13,050	0.0
50,000 (4)	Jersey Central Power & Light Co., 4.300%, 01/15/2026	57,898	0.0
50,000 (4)	Jersey Central Power & Light Co., 4.700%, 04/01/2024	56,135	0.0
12,000 (4)	Metropolitan Edison Co., 4.000%, 04/15/2025	13,439	0.0
15,000 (4)	Narragansett Electric Co/The, 3.395%, 04/09/2030	16,912	0.0
8,000 (4)	Puget Energy, Inc., 4.100%, 06/15/2030	8,848	0.0
2,810,000 (2)(7)	Other Securities	3,053,267	0.9
		3,394,436	1.0
	Total Corporate Bonds/Notes (Cost $20,235,152)	21,513,587	6.4

See Accompanying Notes to Financial Statements
43

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: 4.4%
90,601	Alternative Loan Trust 2004-J7 MI, 1.205%, (US0001M + 1.020)%, 10/25/2034	$86,966	0.1
70,954	Alternative Loan Trust 2005-10CB 1A1, 0.685%, (US0001M + 0.500)%, 05/25/2035	56,359	0.0
57,334	Alternative Loan Trust 2005-51 3A2A, 2.794%, (12MTA + 1.290)%, 11/20/2035	51,680	0.0
115,996	Alternative Loan Trust 2005-J2 1A12, 0.585%, (US0001M + 0.400)%, 04/25/2035	94,190	0.1
109,370	Alternative Loan Trust 2006-19CB A12, 0.585%, (US0001M + 0.400)%, 08/25/2036	59,556	0.0
81,737	Alternative Loan Trust 2006-HY11 A1, 0.305%, (US0001M + 0.120)%, 06/25/2036	75,365	0.0
29,831	Alternative Loan Trust 2007-23CB A3, 0.685%, (US0001M + 0.500)%, 09/25/2037	11,893	0.0
145,805	Alternative Loan Trust 2007-2CB 2A1, 0.785%, (US0001M + 0.600)%, 03/25/2037	72,204	0.0
60,179	Bear Stearns Mortgage Funding Trust 2006-AR5 2A1, 0.375%, (US0001M + 0.190)%, 01/25/2037	51,851	0.0
78,339 (6)	Citigroup Mortgage Loan Trust 2006-AR2 1A1, 3.867%, 03/25/2036	68,531	0.0
51,798 (6)	Citigroup Mortgage Loan Trust 2007-10 22AA, 3.934%, 09/25/2037	48,769	0.0
265,292 (4)(6)	COLT 2018-4 A1 Mortgage Loan Trust, 4.006%, 12/28/2048	270,383	0.1
200,000 (4)(6)	Deephaven Residential Mortgage Trust 2018-1A M1, 3.939%, 12/25/2057	199,173	0.1
200,000 (4)(6)	Deephaven Residential Mortgage Trust 2019-1A M1, 4.402%, 08/25/2058	198,684	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
633,991	Fannie Mae 2011-113 CL, 4.000%, 11/25/2041	$685,831	0.2
398,507	Fannie Mae 2011-99 CZ, 4.500%, 10/25/2041	457,635	0.1
139,292	Fannie Mae Connecticut Avenue Securities 2015-C02 1M2, 4.185%, (US0001M + 4.000)%, 05/25/2025	141,821	0.0
197,804	Fannie Mae Connecticut Avenue Securities 2016-C05 2M2, 4.635%, (US0001M + 4.450)%, 01/25/2029	203,746	0.1
66,327	Fannie Mae Connecticut Avenue Securities 2016-C07 2M2, 4.535%, (US0001M + 4.350)%, 05/25/2029	69,194	0.0
90,837	Fannie Mae Connecticut Avenue Securities 2017-C02 2M2, 3.835%, (US0001M + 3.650)%, 09/25/2029	91,671	0.0
200,000	Fannie Mae Connecticut Avenue Securities 2017-C03 1M2, 3.185%, (US0001M + 3.000)%, 10/25/2029	203,056	0.1
191,352	Fannie Mae Connecticut Avenue Securities 2017-C04 2M2, 3.035%, (US0001M + 2.850)%, 11/25/2029	189,773	0.1
250,890	Fannie Mae Connecticut Avenue Securities 2017-C07 1M2, 2.585%, (US0001M + 2.400)%, 05/28/2030	247,557	0.1
73,497	Fannie Mae Connecticut Avenue Securities 2017-CO6 2M2, 2.985%, (US0001M + 2.800)%, 02/25/2030	72,885	0.0
194,701	Fannie Mae Connecticut Avenue Securities 2018-C02 2M2, 2.385%, (US0001M + 2.200)%, 08/25/2030	192,125	0.1

See Accompanying Notes to Financial Statements
44

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
170,810	Fannie Mae Connecticut Avenue Securities 2018-C04 2M2, 2.735%, (US0001M + 2.550)%, 12/25/2030	$169,703	0.1
91,643	Fannie Mae Connecticut Avenue Securities 2018-C05 1M2, 2.535%, (US0001M + 2.350)%, 01/25/2031	90,443	0.0
208,783	Fannie Mae Connecticut Avenue Securities 2018-C06 1M2, 2.185%, (US0001M + 2.000)%, 03/25/2031	202,132	0.1
137,484 (4)	Fannie Mae Connecticut Avenue Securities 2019-R02 1M2, 2.485%, (US0001M + 2.300)%, 08/25/2031	136,575	0.0
200,000 (4)	Fannie Mae Connecticut Avenue Securities Trust 2020-R01 1M2, 2.235%, (US0001M + 2.050)%, 01/25/2040	192,433	0.1
271,724	Fannie Mae REMIC Trust 2009-19 PW, 4.500%, 10/25/2036	307,162	0.1
250,949 (6)	Fannie Mae REMIC Trust 2009-50 HZ, 5.544%, 02/25/2049	285,734	0.1
174,280	Fannie Mae REMIC Trust 2011-30 ZA, 5.000%, 04/25/2041	194,553	0.1
221,603	Fannie Mae REMIC Trust 2011-9 AZ, 5.000%, 05/25/2040	245,962	0.1
437,236	Fannie Mae REMICS 2009-96 DB, 4.000%, 11/25/2029	470,419	0.1
114,368	Fannie Mae REMICS 2011-10 ZC, 5.000%, 02/25/2041	132,871	0.0
475,579	Fannie Mae REMICS 2013-16 GD, 3.000%, 03/25/2033	497,533	0.1
145,580	Fannie Mae REMICS 2018-8 AB, 3.500%, 10/25/2047	154,154	0.0
94,895 (4)(6)	Flagstar Mortgage Trust 2018-1 B2, 4.026%, 03/25/2048	93,140	0.1
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
94,895 (4)(6)	Flagstar Mortgage Trust 2018-1 B3, 4.026%, 03/25/2048	$90,422	0.0
239,155	Freddie Mac 4634 ZM, 5.000%, 11/15/2056	331,384	0.1
89,106	Freddie Mac REMIC Trust 2114 ZM, 6.000%, 01/15/2029	98,900	0.0
70,686	Freddie Mac REMIC Trust 2541 NE, 5.500%, 12/15/2032	82,078	0.0
20,526	Freddie Mac REMIC Trust 2861 Z, 5.500%, 09/15/2034	24,329	0.0
52,067	Freddie Mac REMIC Trust 2931 ZY, 5.000%, 02/15/2035	59,685	0.0
159,029	Freddie Mac REMIC Trust 3117 ZA, 5.500%, 02/15/2036	182,529	0.1
62,849	Freddie Mac REMIC Trust 3351 ZC, 5.500%, 07/15/2037	73,778	0.0
59,598 (6)(8)	Freddie Mac REMIC Trust 3524 LA, 5.096%, 03/15/2033	67,753	0.0
61,836	Freddie Mac REMIC Trust 3724 CM, 5.500%, 06/15/2037	72,788	0.0
13,878	Freddie Mac REMIC Trust 4000 PA, 4.500%, 01/15/2042	15,699	0.0
267,778	Freddie Mac REMIC Trust 4203 BN, 3.000%, 04/15/2033	291,931	0.1
517,779	Freddie Mac REMIC Trust 4335 ZX, 4.250%, 05/15/2044	604,892	0.2
517,779	Freddie Mac REMIC Trust 435 XZ, 4.250%, 05/15/2044	609,403	0.2
422,591	Freddie Mac REMICS 4495 PA, 3.500%, 09/15/2043	443,295	0.1
24,144	Freddie Mac REMICS 4678 AB, 4.000%, 06/15/2044	24,831	0.0
1,000,000	Freddie Mac REMICS 4791 MT, 3.500%, 05/15/2044	1,029,813	0.3

See Accompanying Notes to Financial Statements
45

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
200,000 (4)	Freddie Mac Stacr Remic Trust 2020-HQA2 M2, 3.285%, (US0001M + 3.100)%, 03/25/2050	$194,024	0.1
700,000 (4)	Freddie Mac Stacr Trust 2018-HQA2 M2, 2.485%, (US0001M + 2.300)%, 10/25/2048	680,414	0.2
100,000	Freddie Mac Structured Agency Credit Risk Debt Notes 2015-DNA3 M3, 4.885%, (US0001M + 4.700)%, 04/25/2028	104,994	0.0
275,224	Freddie Mac Structured Agency Credit Risk Debt Notes 2016-DNA1 M3, 5.718%, (US0001M + 5.550)%, 07/25/2028	290,038	0.1
148,274	Freddie Mac Structured Agency Credit Risk Debt Notes 2017-HQA3 M2, 2.535%, (US0001M + 2.350)%, 04/25/2030	149,091	0.1
80,150	Freddie Mac Structured Agency Credit Risk Debt Notes 2018-HQA1 M2, 2.485%, (US0001M + 2.300)%, 09/25/2030	79,709	0.0
702,253	Ginnie Mae 2013-8 BE, 1.750%, 11/20/2042	718,193	0.2
55,530	Ginnie Mae Series 2009-29 PB, 4.750%, 05/20/2039	63,334	0.0
365,340	Ginnie Mae Series 2010-164 JZ, 4.000%, 12/20/2040	404,370	0.2
20,679	Ginnie Mae Series 2011-169 BC, 7.000%, 05/16/2032	23,166	0.0
94,347 (4)(6)	GS Mortgage-Backed Securities Corp. Trust 2020-PJ2 A4, 3.500%, 07/25/2050	96,627	0.0
46,360	HomeBanc Mortgage Trust 2004-1 2A, 1.045%, (US0001M + 0.860)%, 08/25/2029	43,993	0.0
41,087	IndyMac INDX Mortgage Loan Trust 2006-AR2 1A1B, 0.395%, (US0001M + 0.210)%, 04/25/2046	36,423	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
37,856	Lehman XS Trust Series 2005-5N 1A2, 0.545%, (US0001M + 0.360)%, 11/25/2035	$31,167	0.0
52,124	Morgan Stanley Mortgage Loan Trust 2007-13 6A1, 6.000%, 10/25/2037	41,420	0.0
72,526	WaMu Mortgage Pass-Through Certificates Series 2005-AR11 A1C3, 0.695%, (US0001M + 0.510)%, 08/25/2045	73,316	0.0
39,308	WaMu Mortgage Pass-Through Certificates Series 2005-AR13 A1C3, 0.675%, (US0001M + 0.490)%, 10/25/2045	37,156	0.0
176,059	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-AR6 2A, 2.464%, (12MTA + 0.960)%, 08/25/2046	116,233	0.1
21,851	Wells Fargo Alternative Loan 2007-PA2 2A1, 0.615%, (US0001M + 0.430)%, 06/25/2037	17,258	0.0
20,634 (6)	Wells Fargo Mortgage Backed Securities 2006-AR4 2A4, 4.018%, 04/25/2036	19,412	0.0
28,712 (6)	Wells Fargo Mortgage Backed Securities 2007-AR7 A1, 4.338%, 12/28/2037	25,812	0.0
100,000 (4)(6)	Wells Fargo Mortgage Backed Securities 2020-2 A5 Trust, 3.000%, 12/25/2049	105,540	0.0
479,005	Other Securities	436,344	0.1
	Total Collateralized Mortgage Obligations (Cost $14,456,107)	14,965,256	4.4
U.S. TREASURY OBLIGATIONS: 1.3%
	U.S. Treasury Bonds: 0.7%
663,300	0.625%,05/15/2030	661,383	0.2
1,023,000	1.125%,05/15/2040	1,013,629	0.3
661,000	2.000%,02/15/2050	756,819	0.2
		2,431,831	0.7

See Accompanying Notes to Financial Statements
46

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. TREASURY OBLIGATIONS: (continued)
	U.S. Treasury Notes: 0.6%
636,000	0.250%,06/15/2023	$637,391	0.2
1,189,000	0.125%-1.125%, 08/31/2021-06/30/2027	1,190,623	0.4
		1,828,014	0.6
	Total U.S. Treasury Obligations (Cost $4,251,110)	4,259,845	1.3
U.S. GOVERNMENT AGENCY OBLIGATIONS: 1.5%
	Federal Home Loan Mortgage Corporation: 0.4%(9)
1,153,106	2.500%-6.500%, 05/01/2030-09/01/2045	1,268,389	0.4
	Government National Mortgage Association: 0.2%
625,549 (6)	4.000%-5.140%, 11/20/2040-10/20/2060	684,787	0.2
	Uniform Mortgage-Backed Securities: 0.9%
593,059	3.500%,08/01/2046	648,636	0.2
2,299,549 (10)	2.500%-7.000%, 06/01/2029-08/13/2050	2,504,964	0.7
		3,153,600	0.9
	Total U.S. Government Agency Obligations (Cost $4,853,311)	5,106,776	1.5
ASSET-BACKED SECURITIES: 2.7%
	Automobile Asset-Backed Securities: 0.3%
100,000 (4)	Tesla Auto Lease Trust 2018-B C, 4.360%, 10/20/2021	102,009	0.0
100,000 (4)	Toyota Auto Loan Extended Note Trust 2020-1A A, 1.350%, 05/25/2033	101,675	0.0
900,000	Other Securities	923,828	0.3
		1,127,512	0.3
	Home Equity Asset-Backed Securities: 0.1%
420,203	Other Securities	367,663	0.1

	Other Asset-Backed Securities: 1.9%
300,000 (4)	ARES XLVI CLO Ltd. 2017-46A A2, 2.449%, (US0003M + 1.230)%, 01/15/2030	288,295	0.1
250,000 (4)	Benefit Street Partners CLO VIII Ltd. 2015-8A A1BR, 2.335%, (US0003M + 1.200)%, 01/20/2031	241,241	0.1
250,000 (4)	BlueMountain CLO 2015-1A BR, 3.811%, (US0003M + 2.500)%, 04/13/2027	247,817	0.1
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
16,450	Chase Funding Trust Series 2003-5 2A2, 0.785%, (US0001M + 0.600)%, 07/25/2033	$15,207	0.0
250,000 (4)	Clear Creek CLO 2015-1A CR, 3.085%, (US0003M + 1.950)%, 10/20/2030	234,415	0.1
250,000 (4)	Deer Creek Clo Ltd. 2017-1A A, 2.315%, (US0003M + 1.180)%, 10/20/2030	244,743	0.1
98,250 (4)	Domino’s Pizza Master Issuer LLC 2018-1A A211, 4.328%, 07/25/2048	107,261	0.0
98,750 (4)	Driven Brands Funding LLC 2019-1A A2, 4.641%, 04/20/2049	104,599	0.0
250,000 (4)	Dryden Senior Loan Fund 2017-47A A2, 2.569%, (US0003M + 1.350)%, 04/15/2028	241,891	0.1
250,000 (4)	Eaton Vance Clo 2015-1A A2R Ltd., 2.385%, (US0003M + 1.250)%, 01/20/2030	242,851	0.1
99,250 (4)	Five Guys Holdings, Inc. 2017-1A A2, 4.600%, 07/25/2047	100,133	0.0
30,477 (4)	HERO Funding Trust 2015-2A A, 3.990%, 09/20/2040	31,799	0.0
173,308 (4)	Invitation Homes 2017-SFR2 A Trust, 1.044%, (US0001M + 0.850)%, 12/17/2036	171,653	0.0
267,012 (4)	J.G. Wentworth XXXIX LLC 2017-2A A, 3.530%, 09/15/2072	289,506	0.1
250,000 (4)	Jay Park CLO Ltd. 2016-1A BR, 3.135%, (US0003M + 2.000)%, 10/20/2027	242,797	0.1
250,000 (4)	LCM XXIV Ltd. 24A A, 2.445%, (US0003M + 1.310)%, 03/20/2030	245,326	0.1
250,000 (4)	Marlette Funding Trust 2019-2A C, 4.110%, 07/16/2029	218,867	0.1
200,000 (4)(6)	Mill City Mortgage Loan Trust 2017-2 M2, 3.250%, 07/25/2059	212,370	0.1

See Accompanying Notes to Financial Statements
47

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
63,208 (4)	Mosaic Solar Loan Trust 2018-1A A, 4.010%, 06/22/2043	$64,079	0.0
92,876 (4)	Mosaic Solar Loan Trust 2018-2-GS B, 4.740%, 02/22/2044	93,348	0.0
250,000 (4)	Newark BSL CLO 1 Ltd. 2016-1A A1R, 2.091%, (US0003M + 1.100)%, 12/21/2029	245,567	0.1
500,000 (4)	OCP CLO 2020-18A A Ltd., 2.053%, (US0003M + 1.800)%, 04/20/2030	500,989	0.1
250,000 (4)	Octagon Investment Partners XIV Ltd. 2012-1A A1BR, 2.594%, (US0003M + 1.375)%, 07/15/2029	242,094	0.0
250,000 (4)	Octagon Investment Partners XVII Ltd. 2013-1A A1R2, 1.991%, (US0003M + 1.000)%, 01/25/2031	243,170	0.1
250,000 (4)	Palmer Square CLO 2015-2A A1R2 Ltd., 2.235%, (US0003M + 1.100)%, 07/20/2030	244,948	0.1
98,250 (4)	Planet Fitness Master Issuer LLC 2018-1A A2I, 4.262%, 09/05/2048	99,179	0.0
99,906 (4)	Sunnova Sol Issuer LLC 2020-1A A, 3.350%, 02/01/2055	98,031	0.0
98,500 (4)	Taco Bell Funding LLC 2018-1A A2II, 4.940%, 11/25/2048	106,886	0.0
250,000 (4)	THL Credit Wind River 2016-2A A1R CLO Ltd., 1.877%, (US0003M + 1.190)%, 11/01/2031	243,277	0.0
250,000 (4)	THL Credit Wind River 2017-2A A CLO Ltd., 2.365%, (US0003M + 1.230)%, 07/20/2030	245,225	0.1
250,000 (4)	Tiaa Clo III Ltd. 2017-2A A, 2.326%, (US0003M + 1.150)%, 01/16/2031	240,644	0.1
97,500 (4)	Wendys Funding LLC 2018-1A A2I, 3.573%, 03/15/2048	101,176	0.0
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
97,500 (4)	Wendy’s Funding LLC 2018-1A A2II, 3.884%, 03/15/2048	$103,097	0.1
100,000	Other Securities	101,832	0.0
		6,454,313	1.9
	Student Loan Asset-Backed Securities: 0.4%
63,742 (4)	Commonbond Student Loan Trust 2017-BGS A1, 2.680%, 09/25/2042	64,829	0.0
53,679 (4)	Commonbond Student Loan Trust 2018-AGS A1, 3.210%, 02/25/2044	55,227	0.0
129,096 (4)	Commonbond Student Loan Trust 2018-BGS B, 3.990%, 09/25/2045	132,816	0.1
100,000 (4)	Commonbond Student Loan Trust 2020-AGS A, 1.980%, 08/25/2050	101,043	0.0
100,000 (4)	Navient Private Education Refi Loan Trust 2020-DA A, 1.690%, 05/15/2069	100,476	0.0
100,000 (4)	Sofi Professional Loan Program 2018-D A2FX Trust, 3.600%, 02/25/2048	105,954	0.1
100,000 (4)	Sofi Professional Loan Program 2019-C A2FX LLC, 2.370%, 11/16/2048	102,211	0.0
200,000 (4)	SoFi Professional Loan Program 2020-C AFX Trust, 1.950%, 02/15/2046	203,189	0.1
10,066 (4)	DRB Prime Student Loan Trust 2015-B A2, 3.170%, 07/25/2031	10,178	0.0
21,553 (4)	DRB Prime Student Loan Trust 2015-D A2, 3.200%, 01/25/2040	21,889	0.0
21,277 (4)	Earnest Student Loan Program, LLC 2016-A B, 2.500%, 01/25/2039	21,186	0.0
100,000 (4)	Navient Private Education Refi Loan Trust 2019-A A2A, 3.420%, 01/15/2043	102,526	0.0
100,000 (4)	SMB Private Education Loan Trust 2017-A B, 3.500%, 06/17/2041	99,495	0.1
100,000 (4)	SMB Private Education Loan Trust 2020-PTA A2A, 1.600%, 09/15/2054	98,805	0.0

See Accompanying Notes to Financial Statements
48

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Student Loan Asset-Backed Securities (continued)
100,000 (4)	Sofi Professional Loan Program 2018-C A2FX Trust, 3.590%, 01/25/2048	$104,515	0.0
		1,324,339	0.4
	Total Asset-Backed Securities (Cost $9,254,450)	9,273,827	2.7
COMMERCIAL MORTGAGE-BACKED SECURITIES: 1.3%
80,000 (4)(6)	BAMLL Re-REMIC Trust 2016-FRR16 B, 0.993%, 05/27/2021	77,514	0.0
3,000,000 (6)(8)	BANK 2017-BNK8 XB, 0.222%, 11/15/2050	36,414	0.0
992,850 (6)(8)	BANK 2019-BNK16 XA, 1.125%, 02/15/2052	63,193	0.0
2,180,000 (4)(6)(8)	BBCCRE Trust 2015-GTP XA, 0.749%, 08/10/2033	62,876	0.0
996,104 (6)(8)	Benchmark 2019-B9 XA Mortgage Trust, 1.212%, 03/15/2052	71,449	0.0
191,080 (4)	BX Commercial Mortgage Trust 2019-XL J, 2.835%, (US0001M + 2.650)%, 10/15/2036	181,354	0.1
100,000 (4)	BX Trust 2019-CALM E, 2.185%, (US0001M + 2.000)%, 11/25/2028	94,557	0.0
100,000 (4)	BXMT 2017-FL1 B Ltd., 1.694%, (US0001M + 1.500)%, 06/15/2035	98,379	0.0
100,000 (4)	BXMT 2020-FL2 B Ltd., 1.594%, (US0001M + 1.400)%, 02/16/2037	94,229	0.0
813,247 (6)(8)	CD 2017-CD4 Mortgage Trust XA, 1.457%, 05/10/2050	49,865	0.0
100,000 (6)	Citigroup Commercial Mortgage Trust 2013-GC17 C, 5.261%, 11/10/2046	96,885	0.1
965,723 (6)(8)	Citigroup Commercial Mortgage Trust 2016-P4 XA, 2.127%, 07/10/2049	79,620	0.0
1,317,573 (6)(8)	Citigroup Commercial Mortgage Trust 2017-C4 XA, 1.251%, 10/12/2050	69,663	0.0
80,000 (6)	Citigroup Commercial Mortgage Trust 2017-P8 C, 4.410%, 09/15/2050	71,689	0.0
984,787 (6)(8)	Citigroup Commercial Mortgage Trust 2017-P8 XA, 1.054%, 09/15/2050	49,336	0.0
Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,471,389 (6)(8)	Citigroup Commercial Mortgage Trust 2018-C5 XA, 0.755%, 06/10/2051	$64,330	0.0
1,118,251 (6)(8)	Citigroup Commercial Mortgage Trust 2019-GC41 XA, 1.188%, 08/10/2056	82,263	0.1
60,000	Citigroup Commercial Mortgage Trust 2019-GC43 A4, 3.038%, 11/10/2052	66,922	0.0
750,330 (6)(8)	COMM 2012-CR4 XA, 1.846%, 10/15/2045	25,116	0.0
2,380,000 (4)(6)(8)	COMM 2012-CR4 XB, 0.766%, 10/15/2045	32,849	0.0
1,577,245 (6)(8)	COMM 2016-CR28 XA, 0.775%, 02/10/2049	42,559	0.0
750,558 (6)(8)	COMM 2017-COR2 XA, 1.321%, 09/10/2050	49,088	0.1
110,000 (4)(6)	DBJPM 16-C3 Mortgage Trust, 3.632%, 08/10/2049	78,942	0.0
130,000 (4)(6)	DBWF 2015-LCM D Mortgage Trust, 3.535%, 06/10/2034	107,031	0.1
100,000 (4)	GS Mortgage Securities Corp. II 2018-RIVR F, 2.285%, (US0001M + 2.100)%, 07/15/2035	86,010	0.0
100,000 (4)(6)	GS Mortgage Securities Trust 2010-C2 D, 5.352%, 12/10/2043	98,720	0.1
100,000 (4)(6)	GS Mortgage Securities Trust 2010-C2 F, 4.548%, 12/10/2043	95,166	0.0
1,165,262 (6)(8)	GS Mortgage Securities Trust 2014-GC22 XA, 1.139%, 06/10/2047	28,580	0.0
1,900,081 (6)(8)	GS Mortgage Securities Trust 2016-GS4 XA, 0.683%, 11/10/2049	44,106	0.0
851,785 (6)(8)	GS Mortgage Securities Trust 2017-GS6 XA, 1.185%, 05/10/2050	48,728	0.0
50,000	GS Mortgage Securities Trust 2019-GC38 A4, 3.968%, 02/10/2052	58,295	0.0
1,225,586 (6)(8)	GS Mortgage Securities Trust 2019-GC38 XA, 1.124%, 02/10/2052	80,124	0.0
90,000	GS Mortgage Securities Trust 2019-GSA1 A4, 3.048%, 11/10/2052	99,857	0.1

See Accompanying Notes to Financial Statements
49

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
100,000 (4)(6)	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C4 G, 3.873%, 07/15/2046	$88,849	0.0
40,000 (4)(6)	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C13 E, 3.986%, 01/15/2046	32,825	0.0
1,276,447 (6)(8)	JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP4 XA, 0.822%, 12/15/2049	36,732	0.0
100,000 (4)(6)	JP Morgan Chase Commercial Mortgage Securities Trust 2020-LOOP E, 3.862%, 12/05/2038	81,920	0.0
100,000 (4)(6)	JPMBB Commercial Mortgage Securities Trust 2013-C17 F, 3.867%, 01/15/2047	68,041	0.0
494,313 (6)(8)	JPMBB Commercial Mortgage Securities Trust 2014-C19 XA, 0.903%, 04/15/2047	8,712	0.0
100,000	JPMCC Commercial Mortgage Securities Trust 2019-COR4 A5, 4.029%, 03/10/2052	117,117	0.1
453,481 (4)(6)(8)	LB-UBS Commercial Mortgage Trust 2006-C7 XW, 0.877%, 11/15/2038	1,347	0.0
1,647,576 (6)(8)	Morgan Stanley Bank of America Merrill Lynch Trust 2014 C19 XA, 1.150%, 12/15/2047	55,191	0.0
62,000	Morgan Stanley Capital I Trust 2019-H6 A4, 3.417%, 06/15/2052	70,249	0.0
4,555,911 (6)(8)	Morgan Stanley Capital I Trust 2019-L3 XA, 0.766%, 11/15/2029	221,600	0.1
75,000	Morgan Stanley Capital I, Inc. 2017-HR2 D, 2.730%, 12/15/2050	49,935	0.0
50,000 (4)	MRCD 2019-PARK E Mortgage Trust, 2.718%, 12/15/2036	46,542	0.0
40,000 (4)(6)	UBS-Barclays Commercial Mortgage Trust 2012-C4 D, 4.621%, 12/10/2045	22,312	0.0
Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
60,000 (4)(6)	UBS-Barclays Commercial Mortgage Trust 2012-C4 E, 4.621%, 12/10/2045	$29,723	0.0
80,000	Wells Fargo Commercial Mortgage Trust 2018-C44 A5, 4.212%, 05/15/2051	93,816	0.0
400,000 (4)	Wells Fargo Commercial Mortgage Trust 2018-C45 D, 3.000%, 06/15/2051	265,860	0.1
1,084,341 (6)(8)	Wells Fargo Commercial Mortgage Trust 2019-C52 XA, 1.767%, 08/15/2052	112,488	0.1
1,565,821 (4)(6)(8)	WFRBS Commercial Mortgage Trust 2012-C8 XA, 1.964%, 08/15/2045	42,696	0.0
657,000	Other Securities	695,103	0.2
	Total Commercial Mortgage-Backed Securities (Cost $4,830,564)	4,526,767	1.3
SOVEREIGN BONDS: 0.2%
100,000 (4)	Dominican Republic International Bond, 5.500%, 01/27/2025	101,514	0.0
630,000 (2)(7)	Other Securities	556,368	0.2
	Total Sovereign Bonds (Cost $734,755)	657,882	0.2

	Value	Percentage of Net Assets
PURCHASED OPTIONS(11): 0.0%
Total Purchased Options (Cost $20,817)	17,405	0.0
Total Long-Term Investments (Cost $321,164,676)	333,425,081	98.4

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.8%
	U.S. Treasury Bills: 0.3%
650,000 (12)	United States Treasury Bill, 0.110%, 07/09/2020	649,983	0.2
250,000 (12)	United States Treasury Bill, 0.120%, 07/28/2020	249,977	0.1
	Total U.S. Treasury Bills (Cost $899,961)	899,960	0.3

See Accompanying Notes to Financial Statements
50

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements: 2.5%
1,981,800 (13)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/30/20, 0.10%, due 07/01/20 (Repurchase Amount $1,981,805, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $2,021,436, due 08/01/20-02/20/70)	$1,981,800	0.6
1,534,398 (13)	Citadel Securities LLC, Repurchase Agreement dated 06/30/20, 0.15%, due 07/01/20 (Repurchase Amount $1,534,404, collateralized by various U.S. Government Securities, 0.000%-7.625%, Market Value plus accrued interest $1,565,093, due 07/31/20-11/15/49)	1,534,398	0.4
1,981,846 (13)	Citigroup, Inc., Repurchase Agreement dated 06/30/20, 0.09%, due 07/01/20 (Repurchase Amount $1,981,851, collateralized by various U.S. Government/ U.S. Government Agency Obligations, 0.500%-7.500%, Market Value plus accrued interest $2,021,483, due 07/31/21-05/20/70)	1,981,846	0.6
1,981,846 (13)	MUFG Securities America Inc., Repurchase Agreement dated 06/30/20, 0.09%, due 07/01/20 (Repurchase Amount $1,981,851, collateralized by various U.S. Government Agency Obligations, 2.500%-8.000%, Market Value plus accrued interest $2,021,483, due 08/01/23-07/01/50)	1,981,846	0.6
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
1,035,002 (13)	RBC Dominion Securities Inc., Repurchase Agreement dated 06/30/20, 0.09%, due 07/01/20 (Repurchase Amount $1,035,005, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $1,055,702, due 07/31/20-07/01/50)	$1,035,002	0.3
	Total Repurchase Agreements (Cost $8,514,892)	8,514,892	2.5
	Total Short-Term Investments (Cost $9,414,853)	9,414,852	2.8
	Total Investments in Securities (Cost $330,579,529)	$342,839,933	101.2
	Liabilities in Excess of Other Assets	(4,138,543)	(1.2)
	Net Assets	$338,701,390	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2020.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

(1)
Non-income producing security.

(2)
The grouping contains securities on loan.

(3)
The grouping contains non-income producing securities.

(4)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(5)
Security, or a portion of the security, is on loan.

(6)
Variable rate security. Rate shown is the rate in effect as of June 30, 2020.

(7)
The grouping contains securities in default.

(8)
Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans.

See Accompanying Notes to Financial Statements
51

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2020 (Unaudited) (continued)

Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(9)
The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

(10)
Represents or includes a TBA transaction.

(11)
The tables within the Portfolio of Investments detail open purchased options which are non-income producing securities.

(12)
Represents a zero coupon bond. Rate shown reflects the effective yield as of June 30, 2020.

(13)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

Reference Rate Abbreviations:
12MTA
12-month Treasury Average

US0001M
1-month LIBOR

US0003M
3-month LIBOR

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2020
Asset Table
Investments, at fair value
Common Stock
Communication Services	$10,078,684	$1,411,864	$—	$11,490,548
Consumer Discretionary	11,392,907	2,534,962	—	13,927,869
Consumer Staples	6,649,007	3,380,530	—	10,029,537
Energy	2,658,580	865,979	—	3,524,559
Financials	11,535,113	4,400,658	—	15,935,771
Health Care	15,258,396	3,940,461	—	19,198,857
Industrials	10,203,032	3,993,475	—	14,196,507
Information Technology	27,827,602	2,184,372	—	30,011,974
Materials	2,805,343	2,225,283	—	5,030,626
Real Estate	4,029,124	857,514	—	4,886,638
Utilities	3,350,103	1,173,349	—	4,523,452
Total Common Stock	105,787,891	26,968,447	—	132,756,338
Exchange-Traded Funds	90,330,860	—	—	90,330,860
Mutual Funds	49,958,678	—	—	49,958,678
Preferred Stock	—	34,808	—	34,808
Rights	23,052	—	—	23,052
Purchased Options	—	17,405	—	17,405
Corporate Bonds/Notes	—	21,513,587	—	21,513,587
Collateralized Mortgage Obligations	—	14,965,256	—	14,965,256
U.S. Government Agency Obligations	—	5,106,776	—	5,106,776
Asset-Backed Securities	—	9,273,827	—	9,273,827
Sovereign Bonds	—	657,882	—	657,882
Commercial Mortgage-Backed Securities	—	4,526,767	—	4,526,767
U.S. Treasury Obligations	—	4,259,845	—	4,259,845
Short-Term Investments	—	9,414,852	—	9,414,852
Total Investments, at fair value	$246,100,481	$96,739,452	$—	$342,839,933
Other Financial Instruments+
Centrally Cleared Swaps	—	65,285	—	65,285
Forward Foreign Currency Contracts	—	841	—	841
Futures	327,772	—	—	327,772
Total Assets	$246,428,253	$96,805,578	$—	$343,233,831
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$—	$(74,785)	$—	$(74,785)
Forward Foreign Currency Contracts	—	(36,538)	—	(36,538)
Futures	(114,009)	—	—	(114,009)
Total Liabilities	$(114,009)	$(111,323)	$—	$(225,332)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements
52

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2020 (Unaudited) (continued)

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

#
The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended June 30,2020, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/19	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2020	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Local Currency Debt Fund - Class P	$887,452	$19,147	$—	$(93,015)	$813,584	$19,147	$—	$—
Voya Floating Rate Fund - Class P	11,211,748	577,056	(12,133,030)	344,226	—	201,245	(1,693,972)	—
Voya High Yield Bond Fund - Class P	14,931,064	15,133,045	(1,149,072)	(440,881)	28,474,156	580,871	(38,099)	—
Voya Short Term Bond Fund - Class R6	7,449,420	883,587	(4,309,529)	(15,581)	4,007,897	64,599	(115,361)	—
Voya Small Company Fund - Class R6	9,373,972	1,164,792	(10,178,584)	(360,180)	—	—	(1,814,994)	—
Voya Strategic Income Opportunities Fund - Class P	11,187,744	6,826,687	(947,944)	(403,446)	16,663,041	285,065	(13,794)	—
	$55,041,400	$24,604,314	$(28,718,159)	$(968,877)	$49,958,678	$1,150,927	$(3,676,220)	$—
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At June 30, 2020, the following forward foreign currency contracts were outstanding for Voya Balanced Portfolio:
Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 72,994	MYR 317,909	Barclays Bank PLC	08/07/20	$(1,049)
USD 21,470	RON 96,559	Barclays Bank PLC	08/07/20	(907)
USD 40,812	COP 160,078,860	Barclays Bank PLC	08/14/20	(1,623)
USD 98,101	MXN 2,370,278	Barclays Bank PLC	08/14/20	(4,409)
USD 51,264	ZAR 950,629	BNP Paribas	08/07/20	(3,293)
USD 28,648	HUF 9,282,257	BNP Paribas	08/07/20	(792)
USD 79,821	IDR 1,219,102,102	BNP Paribas	08/07/20	(3,546)
USD 73,724	THB 2,370,100	BNP Paribas	08/07/20	(2,952)
USD 64,185	BRL 373,929	BNP Paribas	08/14/20	(4,430)
USD 68,366	PLN 288,089	Citibank N.A.	08/07/20	(4,461)
USD 173	ILS 607	Citibank N.A.	08/07/20	(2)
USD 107,651	RUB 7,975,403	Citibank N.A.	08/07/20	(3,875)
USD 37,409	CLP 30,887,854	Citibank N.A.	08/14/20	(223)
USD 200,325	EUR 179,252	Deutsche Bank AG	07/17/20	(1,134)
USD 22,683	TRY 167,972	JPMorgan Chase Bank N.A.	08/07/20	(1,593)
USD 31,811	CZK 807,548	JPMorgan Chase Bank N.A.	08/07/20	(2,237)
USD 801	PHP 40,551	JPMorgan Chase Bank N.A.	08/07/20	(12)
USD 27,535	PEN 94,617	JPMorgan Chase Bank N.A.	08/14/20	841
				$(35,697)
See Accompanying Notes to Financial Statements
53

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2020 (Unaudited) (continued)

At June 30, 2020, the following futures contracts were outstanding for Voya Balanced Portfolio:
Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
CBOE Volatility Index	3	08/19/20	$95,475	$(4,461)
E-mini Russell 2000® Index	191	09/18/20	13,729,080	184,238
S&P 500® E-Mini	36	09/18/20	5,562,360	50,602
U.S. Treasury 2-Year Note	3	09/30/20	662,484	1,846
U.S. Treasury Long Bond	3	09/21/20	535,688	8,838
U.S. Treasury Ultra Long Bond	55	09/21/20	11,998,594	(49,856)
			$32,583,681	$191,207
Short Contracts:
Mini MSCI EAFE Index	(80)	09/18/20	(7,113,600)	82,248
Mini MSCI Emerging Markets Index	(112)	09/18/20	(5,519,920)	(22,896)
U.S. Treasury 10-Year Note	(37)	09/21/20	(5,149,359)	(20,633)
U.S. Treasury 5-Year Note	(37)	09/30/20	(4,652,461)	(8,693)
U.S. Treasury Ultra 10-Year Note	(14)	09/21/20	(2,204,781)	(7,470)
			$(24,640,121)	$22,556
At June 30, 2020, the following centrally cleared interest rate swaps were outstanding for Voya Balanced Portfolio:
Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount	Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	3-month USD-LIBOR	Quarterly	1.785%	Semi-Annual	10/13/22	USD 1,701,000	$59,929	$59,929
Pay	3-month USD-LIBOR	Quarterly	2.099	Semi-Annual	10/13/25	USD 58,000	5,356	5,356
Receive	3-month USD-LIBOR	Quarterly	1.453	Semi-Annual	10/13/20	USD 715,000	(2,059)	(2,059)
Receive	3-month USD-LIBOR	Quarterly	2.593	Semi-Annual	10/13/40	USD 221,000	(72,726)	(72,726)
							$(9,500)	$(9,500)
At June 30, 2020, the following OTC purchased equity options were outstanding for Voya Balanced Portfolio:
Description	Counterparty	Put/Call	Expiration Date	Exercise Price	Number of Contracts	Notional Amount	Cost	Fair Value
iShares iBoxx $ High Yield Corporate Bond ETF	Citibank N.A.	Put	08/21/20	77.200 USD	11,078	900,382	$11,197	$11,502
							$11,197	$11,502
At June 30, 2020, the following over-the-counter purchased foreign currency options were outstanding for Voya Balanced Portfolio:
Description	Counterparty	Expiration Date	Exercise Price	Notional Amount	Cost	Fair Value
Call USD vs. Put AUD	Citibank N.A.	09/14/20	0.640 USD	853,000	$4,913	$3,375
Call USD vs. Put AUD	Morgan Stanley Capital Services LLC	09/16/20	0.640 USD	619,000	4,707	2,528
					$9,620	$5,903
Currency Abbreviations
BRL  –  Brazilian Real
CLP  –  Chilean Peso
COP  –  Colombian Peso
CZK  –  Czech Koruna
EUR  –  EU Euro
HUF  –  Hungarian Forint
IDR  –  Indonesian Rupiah
See Accompanying Notes to Financial Statements
54

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2020 (Unaudited) (continued)

ILS  –  Israeli New Shekel
MXN  –  Mexican Peso
MYR  –  Malaysian Ringgit
PEN  –  Peruvian Nuevo Sol
PHP  –  Philippine Peso
PLN  –  Polish Zloty
RON  –  Romanian New Leu
RUB  –  Russian Ruble
THB  –  Thai Baht
TRY  –  Turkish Lira
USD  –  United States Dollar
ZAR  –  South African Rand
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2020 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Credit contracts	Investments in securities at value*	$11,502
Foreign exchange contracts	Investments in securities at value*	5,903
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	841
Equity contracts	Net Assets — Unrealized appreciation**	317,088
Interest rate contracts	Net Assets — Unrealized appreciation**	10,684
Interest rate contracts	Net Assets — Unrealized appreciation***	65,285
Total Asset Derivatives		$411,303
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$36,538
Equity contracts	Net Assets — Unrealized depreciation**	34,827
Interest rate contracts	Net Assets — Unrealized depreciation**	79,182
Interest rate contracts	Net Assets — Unrealized depreciation***	74,785
Total Liability Derivatives		$225,332

*
Includes purchased options.

**
Includes cumulative appreciation/depreciation of futures contracts as reported in the table within the Portfolio of Investments.

***
Includes cumulative appreciation/depreciation of centrally cleared swaps as reported in the table within the Portfolio of Investments. Only current days variation margin receivable/payable is included on the Statement of Assets and Liabilities.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2020 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Investments*	Forward foreign currency contracts	Futures	Swaps	Written options	Total
Credit contracts	$—	$—	$—	$220,423	$—	$220,423
Equity contracts	—	—	(1,191,781)	—	—	(1,191,781)
Foreign exchange contracts	—	111,348	—	(10,151)	6,960	108,157
Interest rate contracts	2,523	—	1,318,045	(50,841)	(5,470)	1,264,257
Total	$2,523	$111,348	$126,264	$159,431	$1,490	$401,056
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Investments*	Forward foreign currency contracts	Futures	Swaps	Total
Credit contracts	$305	$—	$—	$(10,384)	$(10,079)
Equity contracts	—	—	439,870	—	439,870
Foreign exchange contracts	(3,717)	(25,420)	—	(781)	(29,918)
Interest rate contracts	—	—	193,802	(35,494)	158,308
Total	$(3,412)	$(25,420)	$633,672	$(46,659)	$558,181

See Accompanying Notes to Financial Statements
55

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2020 (Unaudited) (continued)

*
Amounts recognized for purchased options are included in net realized gain (loss) on investments and net change in unrealized appreciation or depreciation on investments.

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2020:
	Barclays Bank PLC	BNP Paribas	Citibank N.A.	Deutsche Bank AG	JPMorgan Chase Bank N.A.	Morgan Stanley Capital Services LLC	Totals
Assets:
Purchased options	$—	$—	$14,877	$—	$—	$2,528	$17,405
Forward foreign currency contracts	—	—	—	—	841	—	841
Total Assets	$—	$—	$14,877	$—	$841	$2,528	$18,246
Liabilities:
Forward foreign currency contracts	$7,988	$15,013	$8,561	$1,134	$3,842	$—	$36,538
Total Liabilities	$7,988	$15,013	$8,561	$1,134	$3,842	$—	$36,538
Net OTC derivative instruments by counterparty, at fair value	$(7,988)	$(15,013)	$6,316	$(1,134)	$(3,001)	$2,528	(18,292)
Total collateral pledged by the Portfolio/(Received from counterparty)	$—	$—	$—	$—	$—	$—	$—
Net Exposure(1)	$(7,988)	$(15,013)	$6,316	$(1,134)	$(3,001)	$2,528	$(18,292)

(1)
Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

Excess cash collateral is not shown for financial reporting purposes.
At June 30, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $332,025,630.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$23,900,289
Gross Unrealized Depreciation	(12,906,113)
Net Unrealized Appreciation	$10,994,176
See Accompanying Notes to Financial Statements
56

Voya Global High Dividend Low	SUMMARY PORTFOLIO OF INVESTMENTS
Volatility Portfolio	as of June 30, 2020 (Unaudited)

Geographic Diversification as of June 30, 2020 (as a percentage of net assets)
United States	62.2%
Japan	8.9%
Canada	4.3%
Switzerland	3.4%
United Kingdom	3.4%
Australia	3.0%
Denmark	2.0%
Hong Kong	1.5%
Finland	1.4%
Spain	1.3%
Countries between 0.1% – 1.3%^	7.5%
Assets in Excess of Other Liabilities*	1.1%
Net Assets	100.0%
* Includes short-term investments and exchange-traded funds.
^ Includes 12 countries, which each represents 0.1% – 1.3% of net assets.
Portfolio holdings are subject to change daily.

Shares		Value	Percentage of Net Assets
COMMON STOCK: 98.9%
	Australia: 3.0%
70,996	Rio Tinto Ltd.	$4,861,336	0.9
1,411,598	Other Securities	12,312,000	2.1
		17,173,336	3.0
	Belgium: 0.7%
45,738 (1)	Other Securities	4,061,783	0.7

	Canada: 4.3%
3,524	Constellation Software, Inc./Canada	3,979,011	0.7
43,037	Waste Connections, Inc.	4,036,440	0.7
482,048 (2)	Other Securities	16,588,438	2.9
		24,603,889	4.3
	China: 0.7%
1,195,000	Other Securities	3,826,264	0.7

	Denmark: 2.0%
24,874	Coloplast A/S	3,877,061	0.7
78,758	Novo Nordisk A/S	5,130,905	0.9
16,142	Other Securities	2,140,561	0.4
		11,148,527	2.0
	Finland: 1.4%
57,050	Kone Oyj	3,934,687	0.7
101,443	Other Securities	3,995,513	0.7
		7,930,200	1.4
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	France: 0.9%
266,411 (1)	Other Securities	$5,400,081	0.9

	Germany: 1.0%
425,274 (1)	Other Securities	5,760,368	1.0

	Hong Kong: 1.5%
2,466,100	Other Securities	8,525,281	1.5

	Ireland: 1.0%
58,976	Medtronic PLC	5,408,099	1.0

	Israel: 0.2%
267,041	Other Securities	1,342,659	0.2

	Italy: 1.0%
1,193,058 (1)	Other Securities	5,493,435	1.0

	Japan: 8.9%
1,812,800 (2)	Other Securities	50,749,505	8.9

	Netherlands: 1.3%
81,291	Unilever NV	4,334,234	0.7
418,311	Other Securities	3,333,705	0.6
		7,667,939	1.3
	New Zealand: 0.1%
258,844	Other Securities	765,831	0.1

	Norway: 0.2%
123,322	Other Securities	1,082,717	0.2

	Singapore: 0.2%
231,600	Other Securities	1,393,691	0.2

	Spain: 1.3%
417,902	Other Securities	7,682,037	1.3

	Sweden: 0.2%
81,413	Other Securities	1,281,171	0.2

	Switzerland: 3.4%
54,085	Nestle SA	5,996,438	1.0
19,847	Roche Holding AG	6,875,984	1.2
63,504	Other Securities	6,848,515	1.2
		19,720,937	3.4
	United Kingdom: 3.4%
102,462 (3)	Auto Trader Group PLC	667,103	0.1
235,846	GlaxoSmithKline PLC	4,764,001	0.8
2,790,820	Other Securities	14,070,941	2.5
		19,502,045	3.4

See Accompanying Notes to Financial Statements
57

Voya Global High Dividend Low	SUMMARY PORTFOLIO OF INVESTMENTS
Volatility Portfolio	as of June 30, 2020 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United States: 62.2%
61,637	AbbVie, Inc.	$6,051,521	1.1
57,795	Activision Blizzard, Inc.	4,386,641	0.8
18,328	Air Products & Chemicals, Inc.	4,425,479	0.8
100,341	Altria Group, Inc.	3,938,384	0.7
23,553	Amgen, Inc.	5,555,211	1.0
192,567	AT&T, Inc.	5,821,300	1.0
90,982	Bristol-Myers Squibb Co.	5,349,742	0.9
51,472	Chevron Corp.	4,592,847	0.8
136,966	Cisco Systems, Inc.	6,388,094	1.1
26,899	Citrix Systems, Inc.	3,978,631	0.7
22,563	Dollar General Corp.	4,298,477	0.7
69,323	General Mills, Inc.	4,273,763	0.7
31,918	Honeywell International, Inc.	4,615,024	0.8
121,041	Intel Corp.	7,241,883	1.3
39,198	International Business Machines Corp.	4,733,942	0.8
16,167	Intuit, Inc.	4,788,504	0.8
21,222	Jack Henry & Associates, Inc.	3,905,485	0.7
62,056	Johnson & Johnson	8,726,935	1.5
45,515	JPMorgan Chase & Co.	4,281,141	0.7
31,074	Kimberly-Clark Corp.	4,392,310	0.8
42,592	Leidos Holdings, Inc.	3,989,593	0.7
21,361	McDonald’s Corp.	3,940,464	0.7
82,477	Merck & Co., Inc.	6,377,946	1.1
116,618	Microsoft Corp.	23,732,929	4.1
28,388	Motorola Solutions, Inc.	3,978,010	0.7
97,289	Oracle Corp.	5,377,163	0.9
39,099	Packaging Corp. of America	3,902,080	0.7
47,144	PepsiCo, Inc.	6,235,265	1.1
186,389	Pfizer, Inc.	6,094,920	1.1
57,358	Philip Morris International, Inc.	4,018,502	0.7
57,132	Procter & Gamble Co.	6,831,273	1.2
54,403	Progressive Corp.	4,358,224	0.8
34,638	Quest Diagnostics, Inc.	3,947,346	0.7
47,967	Republic Services, Inc.	3,935,692	0.7
37,803	Target Corp.	4,533,714	0.8
41,941	Texas Instruments, Inc.	5,325,249	0.9
124,260	Verizon Communications, Inc.	6,850,454	1.2
39,662	Waste Management, Inc.	4,200,602	0.7
31,836	Zoetis, Inc.	4,362,805	0.8
2,780,860 (1)	Other Securities	142,821,413	24.9
		356,558,958	62.2
	Total Common Stock (Cost $558,272,307)	567,078,753	98.9

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 0.2%
8,393	Other Securities	$1,106,590	0.2
	Total Exchange-Traded Funds (Cost $1,006,845)	1,106,590	0.2
RIGHTS: 0.0%
	Spain: 0.0%
120,128 (1)	Other Securities	23,632	0.0
	Total Rights (Cost $26,052)	23,632	0.0
	Total Long-Term Investments (Cost $559,305,204)	568,208,975	99.1

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.2%
	Repurchase Agreements: 2.2%
1,139,274 (4)	BNP Paribas S.A., Repurchase Agreement dated 06/30/20, 0.24%, due 07/01/20 (Repurchase Amount $1,139,281, collateralized by various U.S. Government Securities, 1.106%-6.500%, Market Value plus accrued interest $1,196,238, due 08/15/20-03/19/40)	1,139,274	0.2
2,532,762 (4)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/30/20, 0.10%, due 07/01/20 (Repurchase Amount $2,532,769, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $2,583,417, due 08/01/20-02/20/70)	2,532,762	0.4
1,446,312 (4)	Citadel Securities LLC, Repurchase Agreement dated 06/30/20, 0.15%, due 07/01/20 (Repurchase Amount $1,446,318, collateralized by various U.S. Government Securities, 0.000%-7.625%, Market Value plus accrued interest $1,475,244, due 07/31/20-11/15/49)	1,446,312	0.3

See Accompanying Notes to Financial Statements
58

Voya Global High Dividend Low	SUMMARY PORTFOLIO OF INVESTMENTS
Volatility Portfolio	as of June 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
2,916,166 (4)	Citigroup, Inc., Repurchase Agreement dated 06/30/20, 0.09%, due 07/01/20 (Repurchase Amount $2,916,173, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.500%-7.500%, Market Value plus accrued interest $2,974,489, due 07/31/21-05/20/70)	$2,916,166	0.5
1,885,620 (4)	RBC Dominion Securities Inc., Repurchase Agreement dated 06/30/20, 0.09%, due 07/01/20 (Repurchase Amount $1,885,625, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $1,923,332, due 07/31/20-07/01/50)	1,885,620	0.3
2,609,000 (4)	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/20, 0.24%, due 07/01/20 (Repurchase Amount $2,609,017, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $2,667,228, due 01/15/22- 02/15/47)	2,609,000	0.5
	Total Repurchase Agreements (Cost $12,529,134)	12,529,134	2.2

Shares			Value	Percentage of Net Assets
		Mutual Funds: 0.0%
156,000	(5)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.150% (Cost $156,000)	156,000	0.0
Shares	Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
Total Short-Term Investments (Cost $12,685,134)	$12,685,134	2.2
Total Investments in Securities (Cost $571,990,338)	$580,894,109	101.3
Liabilities in Excess of Other Assets	(7,725,407)	(1.3)

Net Assets	$573,168,702	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2020.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

(1)
The grouping contains non-income producing securities.

(2)
The grouping contains securities on loan.

(3)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(4)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(5)
Rate shown is the 7-day yield as of June 30, 2020.

Sector Diversification	Percentage of Net Assets
Information Technology	25.5%
Health Care	15.4
Industrials	11.0
Consumer Staples	10.8
Financials	10.5
Communication Services	7.6
Materials	6.1
Utilities	5.2
Consumer Discretionary	4.0
Energy	1.8
Real Estate	1.0
Exchange-Traded Funds	0.2
Rights	0.0
Short-Term Investments	2.2
Liabilities in Excess of Other Assets	(1.3)
Net Assets	100.0%

See Accompanying Notes to Financial Statements
59

Voya Global High Dividend Low	SUMMARY PORTFOLIO OF INVESTMENTS
Volatility Portfolio	as of June 30, 2020 (Unaudited) (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2020
Asset Table
Investments, at fair value
Common Stock
Australia	$—	$17,173,336	$—	$17,173,336
Belgium	—	4,061,783	—	4,061,783
Canada	24,603,889	—	—	24,603,889
China	—	3,826,264	—	3,826,264
Denmark	—	11,148,527	—	11,148,527
Finland	—	7,930,200	—	7,930,200
France	—	5,400,081	—	5,400,081
Germany	—	5,760,368	—	5,760,368
Hong Kong	—	8,525,281	—	8,525,281
Ireland	5,408,099	—	—	5,408,099
Israel	—	1,342,659	—	1,342,659
Italy	—	5,493,435	—	5,493,435
Japan	—	50,749,505	—	50,749,505
Netherlands	—	7,667,939	—	7,667,939
New Zealand	—	765,831	—	765,831
Norway	—	1,082,717	—	1,082,717
Singapore	—	1,393,691	—	1,393,691
Spain	—	7,682,037	—	7,682,037
Sweden	—	1,281,171	—	1,281,171
Switzerland	—	19,720,937	—	19,720,937
United Kingdom	—	19,502,045	—	19,502,045
United States	356,558,958	—	—	356,558,958
Total Common Stock	386,570,946	180,507,807	—	567,078,753
Exchange-Traded Funds	1,106,590	—	—	1,106,590
Rights	23,632	—	—	23,632
Short-Term Investments	156,000	12,529,134	—	12,685,134
Total Investments, at fair value	$387,857,168	$193,036,941	$—	$580,894,109

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

#
The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

At June 30, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $573,490,501.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$46,962,354
Gross Unrealized Depreciation	(39,478,218)
Net Unrealized Appreciation	$7,484,136
See Accompanying Notes to Financial Statements
60

PORTFOLIO OF INVESTMENTS
Voya Government Money Market Portfolio	as of June 30, 2020 (Unaudited)

Investment Type Allocation as of June 30, 2020 (as a percentage of net assets)

U.S. Government Agency Debt	42.1%
U.S. Treasury Repurchase Agreement	32.5
U.S. Treasury Debt	12.5
Investment Companies	9.4
Assets in Excess of Other Liabilities	3.5
Net Assets	100.0%
Portfolio holdings are subject to change daily.

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY DEBT: 42.1%
16,750,000	Fannie Mae, 0.120%, (SOFRRATE + 0.040)%, 01/29/2021	$16,747,030	2.8
3,250,000	Fannie Mae, 0.155%, (SOFRRATE + 0.075)%, 10/30/2020	3,250,432	0.5
70,000,000	Fannie Mae, 0.200%, (SOFRRATE + 0.120)%, 03/16/2021	70,000,000	11.7
9,000,000	Fannie Mae, 0.360%, (SOFRRATE + 0.280)%, 04/26/2021	9,000,000	1.5
9,000,000	Federal Farm Credit Banks, 0.190%, (US0001M + 0.005)%, 06/25/2021	9,000,000	1.5
25,250,000	Federal Farm Credit Banks, 0.193%, (US0001M + 0.010)%, 07/02/2020	25,250,119	4.2
5,000,000	Federal Farm Credit Banks, 0.200%, (FEDL01 + 0.120)%, 04/23/2021	4,994,665	0.8
1,375,000	Federal Home Loan Bank Discount Notes, 0.140%, 07/20/2020	1,374,801	0.2
1,000,000	Federal Home Loan Bank Discount Notes, 0.290%, 07/14/2020	999,899	0.2
17,500,000	Federal Home Loan Banks, 0.095%, (US0003M + (0.220))%, 09/11/2020	17,518,480	2.9
10,000,000	Federal Home Loan Banks, 0.160%, (SOFRRATE + 0.080)%, 03/04/2021	10,000,000	1.7
17,000,000	Federal Home Loan Banks, 0.210%, (SOFRRATE + 0.130)%, 10/16/2020	17,000,000	2.9
4,500,000	Federal Home Loan Banks, 0.240%, (SOFRRATE + 0.160)%, 07/24/2020	4,500,000	0.8
Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY DEBT: (continued)
62,000,000	Federal Home Loan Banks, 1.588%, (US0003M + (0.175))%, 10/05/2020	$61,994,719	10.4
	U.S. Government Agency Obligations: 0.0%
150,000	Federal Home Loan Banks, 1.750%, 10/01/2020	150,464	0.0
	Total U.S. Government Agency Debt (Cost $251,780,609)	251,780,609	42.1
U.S. TREASURY DEBT: 12.5%
33,500,000 (1)	United States Cash Management Bill, 0.150%, 09/08/2020	33,490,690	5.6
8,000,000 (1)	United States Treasury Bill, 0.110%, 07/07/2020	7,999,855	1.4
33,000,000 (1)	United States Treasury Bill, 0.110%, 07/21/2020	32,998,096	5.5
	Total U.S. Treasury Debt (Cost $74,488,641)	74,488,641	12.5
U.S. TREASURY REPURCHASE AGREEMENT: 32.5%
	Repurchase Agreement: 32.5%
102,000,000	Deutsche Bank Repurchase Agreement dated 6/30/2020, 0.07%, due 7/1/2020, $102,000,198 to be received upon repurchase (Collateralized by $73,895,200, Bond&Note, 2.375%-4.375%, Market Value plus accrued interest $104,040,124 due 4/30/2026-11/15/2039)	102,000,000	17.1
92,205,000	Deutsche Bank Repurchase Agreement dated 6/30/2020, 0.07%, due 7/1/2020, $92,205,179 to be received upon repurchase (Collateralized by $93,883,900, Note, 0.5%, Market Value plus accrued interest $94,049,136 due 6/30/2027)	92,205,000	15.4
	Total U.S. Treasury Repurchase Agreement (Cost $194,205,000)	194,205,000	32.5

Shares			Value	Percentage of Net Assets
INVESTMENT COMPANIES: 9.4%
28,000,000	(2)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.090%, 07/01/20	28,000,000	4.7

See Accompanying Notes to Financial Statements
61

PORTFOLIO OF INVESTMENTS
Voya Government Money Market Portfolio	as of June 30, 2020 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
INVESTMENT COMPANIES: (continued)
28,000,000	(2)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.150%, 07/01/20	$28,000,000	4.7
		Total Investment Companies (Cost $56,000,000)	56,000,000	9.4
		Total Investments in Securities (Cost $576,474,250)	$576,474,250	96.5
		Assets in Excess of Other Liabilities	20,792,998	3.5
		Net Assets	$597,267,248	100.0

†
Unless otherwise indicated, principal amount is shown in USD.

(1)
Represents a zero coupon bond. Rate shown reflects the effective yield as of June 30, 2020.

(2)
Rate shown is the 7-day yield as of June 30, 2020.

Reference Rate Abbreviations:
FEDL01
Federal Funds Effective Rate

SOFRRATE
Secured Overnight Financing Rate

US0001M
1-month LIBOR

US0003M
3-month LIBOR

At June 30, 2020, the aggregate cost of securities for federal income tax purposes is the same as for financial statement purposes.

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2020
Asset Table
Investments, at fair value
Investment Companies	$56,000,000	$—	$—	$56,000,000
U.S. Government Agency Debt	—	251,780,609	—	251,780,609
U.S. Treasury Debt	—	74,488,641	—	74,488,641
U.S. Treasury Repurchase Agreement	—	194,205,000	—	194,205,000
Total Investments, at fair value	$56,000,000	$520,474,250	$—	$576,474,250

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

The following table is a summary of the Portfolio’s repurchase agreements by counterparty which are subject to offset under a MRA as of June 30,2020:
Counterparty	Government Repurchase Agreement, at fair value	Fair Value of Non-Cash Collateral Received Including Accrued Interest(1)	Net Amount
Deutsche Bank	$194,205,000	$(194,205,000)	$—
Totals	$194,205,000	$(194,205,000)	$—

(1)
Collateral with a fair value of  $198,089,260 has been pledged in connection with the above government repurchase agreement.

Excess collateral received from the individual counterparty is not shown for financial reporting purposes.
See Accompanying Notes to Financial Statements
62

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Growth and Income Portfolio	as of June 30, 2020 (Unaudited)

Sector Diversification as of June 30, 2020 (as a percentage of net assets)
Information Technology	26.4%
Health Care	13.4%
Communication Services	11.0%
Financials	10.5%
Consumer Discretionary	10.3%
Industrials	8.8%
Consumer Staples	7.2%
Real Estate	3.2%
Utilities	2.9%
Energy	2.9%
Materials	2.7%
Assets in Excess of Other Liabilities*	0.7%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.

Shares		Value	Percentage of Net Assets
COMMON STOCK: 99.3%
	Communication Services: 11.0%
554,607	Activision Blizzard, Inc.	$42,094,671	1.5
79,195 (1)	Alphabet, Inc. - Class A	112,302,470	4.0
1,611,116	AT&T, Inc.	48,704,036	1.7
1,667,149	Interpublic Group of Cos., Inc.	28,608,277	1.0
1,204,231 (2)	ViacomCBS, Inc. - Class B	28,082,667	1.0
441,890	Walt Disney Co.	49,275,154	1.8
		309,067,275	11.0
	Consumer Discretionary: 10.3%
41,064 (1)	Amazon.com, Inc.	113,288,184	4.0
441,164	Darden Restaurants, Inc.	33,426,996	1.2
393,252	Hasbro, Inc.	29,474,237	1.1
776,622	Las Vegas Sands Corp.	35,367,366	1.3
396,071	Nike, Inc. - Class B	38,834,762	1.4
741,151	TJX Cos., Inc.	37,472,595	1.3
		287,864,140	10.3
	Consumer Staples: 7.2%
209,276	Constellation Brands, Inc.	36,612,836	1.3
419,683	Kellogg Co.	27,724,259	1.0
703,129	Philip Morris International, Inc.	49,261,218	1.7
483,090	Procter & Gamble Co.	57,763,071	2.1
558,625	Sysco Corp.	30,534,443	1.1
		201,895,827	7.2
	Energy: 2.9%
1,447,528	Other Securities	82,282,708	2.9

	Financials: 10.5%
1,608,897	Bank of America Corp.	38,211,304	1.4
673,390	Citigroup, Inc.	34,410,229	1.2
225,150	Goldman Sachs Group, Inc.	44,494,143	1.6
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials (continued)
854,063	Hartford Financial Services Group, Inc.	$32,924,129	1.2
474,860	Intercontinental Exchange, Inc.	43,497,176	1.5
1,001,531	Truist Financial Corp.	37,607,489	1.3
823,292	US Bancorp	30,313,611	1.1
495,835 (3)	Other Securities	33,796,207	1.2
		295,254,288	10.5
	Health Care: 13.4%
586,553 (1)(2)	Alcon, Inc.	33,621,218	1.2
163,725	Becton Dickinson & Co.	39,174,481	1.4
861,795	Bristol-Myers Squibb Co.	50,673,546	1.8
215,035	Cigna Corp.	40,351,318	1.4
474,861	Johnson & Johnson	66,779,702	2.4
606,186	Medtronic PLC	55,587,256	2.0
383,052	Novartis AG ADR	33,455,762	1.2
116,669	Thermo Fisher Scientific, Inc.	42,273,845	1.5
86,610 (4)	Other Securities	13,318,167	0.5
		375,235,295	13.4
	Industrials: 8.8%
177,885	Cummins, Inc.	30,820,355	1.1
186,502	Norfolk Southern Corp.	32,744,156	1.2
189,851	Old Dominion Freight Line	32,196,831	1.1
214,450	Parker Hannifin Corp.	39,302,252	1.4
708,751	Timken Co.	32,241,083	1.2
209,075 (1)(2)	United Rentals, Inc.	31,160,538	1.1
547,734	Other Securities	48,831,691	1.7
		247,296,906	8.8
	Information Technology: 26.4%
237,648 (1)	Adobe, Inc.	103,450,551	3.7
421,331	Analog Devices, Inc.	51,672,034	1.8
422,128	Apple, Inc.	153,992,294	5.5
144,457	Broadcom, Inc.	45,592,074	1.6
272,440	Fidelity National Information Services, Inc.	36,531,480	1.3
1,895,440	HP, Inc.	33,037,519	1.2
182,527	Intuit, Inc.	54,062,672	1.9
561,318 (1)	Micron Technology, Inc.	28,919,103	1.0
674,693	Microsoft Corp.	137,306,773	4.9
331,123	Motorola Solutions, Inc.	46,400,266	1.7
298,052	NXP Semiconductor NV - NXPI - US	33,989,850	1.2
139,600	Other Securities	15,808,304	0.6
		740,762,920	26.4
	Materials: 2.7%
149,233	Air Products & Chemicals, Inc.	36,033,800	1.3
387,585	Eastman Chemical Co.	26,991,419	1.0
446,268	Other Securities	12,557,982	0.4

See Accompanying Notes to Financial Statements
63

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Growth and Income Portfolio	as of June 30, 2020 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Materials (continued)
		$75,583,201	2.7
	Real Estate: 3.2%
214,124	Crown Castle International Corp.	35,833,651	1.3
399,810	ProLogis, Inc.	37,314,267	1.3
2,480,355	Other Securities	15,948,683	0.6
		89,096,601	3.2
	Utilities: 2.9%
1,240,110	Other Securities	82,552,328	2.9
	Total Common Stock (Cost $2,326,874,349)	2,786,891,489	99.3
OTHER(5): —%
	Utilities: —%
10,000,000 (6)(7)	Southern Energy (Escrow)	—	—
	Total Other (Cost $— )	—	—
	Total Long-Term Investments (Cost $2,326,874,349)	2,786,891,489	99.3

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.7%
		Floating Rate Notes: 0.1%
400,000	(8)	Bank of Montreal, 0.200%, 07/13/2020	400,009	0.0
475,000	(8)	Commonwealth Bank of Australia, 0.360%, 07/06/2020	474,996	0.0
575,000	(8)	Mizuho Financial Group Inc., 0.340%, 07/14/2020	575,041	0.0
750,000	(8)	Royal Bank of Canada, 0.350%, 07/17/2020	750,069	0.1
400,000	(8)	The Sumitomo Mitsui Financial Group, 0.290%, 07/29/2020	400,038	0.0
		Total Floating Rate Notes (Cost $2,600,153)	2,600,153	0.1
		Repurchase Agreements: 2.8%
2,704,444	(8)	Amherst Pierpoint Securities LLC, Repurchase Agreement dated 06/30/20, 0.14%, due 07/01/20 (Repurchase Amount $2,704,454, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.000%, Market Value plus accrued interest $2,758,533, due 08/13/20-05/20/70)	2,704,444	0.1
Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Repurchase Agreements (continued)
6,686,527	(8)	BNP Paribas S.A., Repurchase Agreement dated 06/30/20, 0.07%-0.24%, due 07/01/20 (Repurchase Amount $6,686,570, collateralized by various U.S. Government Securities, 0.000%-6.500%, Market Value plus accrued interest $7,011,567, due 08/15/20-02/15/48)	$6,686,527	0.2
16,203,058	(8)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/30/20, 0.10%, due 07/01/20 (Repurchase Amount $16,203,102, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $16,527,119, due 08/01/20-02/20/70)	16,203,058	0.6
3,180,101	(8)	CF Secured LLC, Repurchase Agreement dated 06/30/20, 0.10%, due 07/01/20 (Repurchase Amount $3,180,110, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.500%-5.500%, Market Value plus accrued interest $3,243,703, due 01/01/29-06/01/50)	3,180,101	0.1
6,829,370	(8)	Citadel Securities LLC, Repurchase Agreement dated 06/30/20, 0.15%, due 07/01/20 (Repurchase Amount $6,829,398, collateralized by various U.S. Government Securities, 0.000%-7.625%, Market Value plus accrued interest $6,965,987, due 07/31/20-11/15/49)	6,829,370	0.2

See Accompanying Notes to Financial Statements
64

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Growth and Income Portfolio	as of June 30, 2020 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Repurchase Agreements (continued)
20,136,392	(8)	Citigroup, Inc., Repurchase Agreement dated 06/30/20, 0.09%, due 07/01/20 (Repurchase Amount $20,136,442, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.500%-7.500%, Market Value plus accrued interest $20,539,121, due 07/31/21-05/20/70)	$20,136,392	0.7
2,772,913	(8)	Deutsche Bank Securities Inc., Repurchase Agreement dated 06/30/20, 0.07%, due 07/01/20 (Repurchase Amount $2,772,918, collateralized by various U.S. Government Securities, 0.500%, Market Value plus accrued interest $2,828,371, due 06/30/27)	2,772,913	0.1
4,163,148	(8)	Industrial & Comm. Bank of China, Repurchase Agreement dated 06/30/20, 0.11%, due 07/01/20 (Repurchase Amount $4,163,161, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $4,246,411, due 07/15/20-06/01/50)	4,163,148	0.2
1,336,060	(8)	Royal Bank of Canada, Repurchase Agreement dated 06/30/20, 0.26%, due 07/01/20 (Repurchase Amount $1,336,070, collateralized by various U.S. Government Securities, 0.000%-8.700%, Market Value plus accrued interest $1,395,455, due 10/27/20-05/27/40)	1,336,060	0.1
14,670,007	(8)	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/20, 0.24%, due 07/01/20 (Repurchase Amount $14,670,103, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $14,997,412, due 01/15/22-02/15/47)	14,670,007	0.5
Principal Amount†	Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
Total Repurchase Agreements (Cost $78,682,020)	$78,682,020	2.8

Shares			Value	Percentage of Net Assets
		Mutual Funds(8): 0.8%
1,744,000	(8)(9)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.100%	1,744,000	0.0
19,437,000	(8)(9)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.150%	19,437,000	0.7
1,744,000	(8)(9)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 0.050%	1,744,000	0.1
		Total Mutual Funds (Cost $22,925,000)	22,925,000	0.8
		Total Short-Term Investments (Cost $104,207,173)	104,207,173	3.7
		Total Investments in Securities (Cost $2,431,081,522)	$2,891,098,662	103.0
		Liabilities in Excess of Other Assets	(84,253,036	(3.0)
		Net Assets	$2,806,845,626	100.0
“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2020.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

ADR
American Depositary Receipt

(1)
Non-income producing security.

(2)
Security, or a portion of the security, is on loan.

(3)
The grouping contains securities on loan.

(4)
The grouping contains non-income producing securities.

(5)
Represents an escrow position for future entitlements, if any, on the defaulted bond. The escrow position was received in exchange for the defaulted bond as part of the bankruptcy reorganization of the bond issuer. These holdings are non-income producing.

(6)
For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.

(7)
Restricted security as to resale, excluding Rule 144A securities. As of June 30, 2020, the Portfolio held restricted securities with a fair value of  $— or 0.0% of net assets. Please refer to the table below for additional details.

See Accompanying Notes to Financial Statements
65

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Growth and Income Portfolio	as of June 30, 2020 (Unaudited) (continued)

(8)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(9)
Rate shown is the 7-day yield as of June 30, 2020.

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2020
Asset Table
Investments, at fair value
Common Stock*	$2,786,891,489	$—	$—	$2,786,891,489
Other	—	—	—	—
Short-Term Investments	22,925,000	81,282,173	—	104,207,173
Total Investments, at fair value	$2,809,816,489	$81,282,173	$—	$2,891,098,662

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At June 30, 2020, Voya Growth and Income Portfolio held the following restricted securities:
Security	Acquisition Date	Acquisition Cost	Fair Value
Southern Energy (Escrow)	11/30/2005	$—	$—
		$—	$—
At June 30, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $2,433,333,919.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$560,766,730
Gross Unrealized Depreciation	(103,001,987)
Net Unrealized Appreciation	$457,764,743

See Accompanying Notes to Financial Statements
66

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2020 (Unaudited)

Investment Type Allocation as of June 30, 2020 (as a percentage of net assets)

Corporate Bonds/Notes	24.5%
Mutual Funds	21.1%
Collateralized Mortgage Obligations	19.6%
U.S. Government Agency Obligations	13.0%
Asset-Backed Securities	9.5%
Commercial Mortgage-Backed Securities	5.9%
U.S. Treasury Obligations	5.2%
Municipal Bonds	0.1%
Purchased Options	0.0%
Assets in Excess of Other Liabilities*	1.1%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 24.5%
	Basic Materials: 0.5%
1,250,000 (1)	Anglo American Capital PLC, 3.625%, 09/11/2024	$1,313,135	0.0
2,486,000 (1)	Anglo American Capital PLC, 4.125%, 04/15/2021	2,528,404	0.1
476,000 (1)	Anglo American Capital PLC, 5.625%, 04/01/2030	575,938	0.0
1,550,000 (1)	Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. L.P., 3.700%, 06/01/2028	1,650,593	0.1
702,000 (1)	Newcrest Finance Pty Ltd., 3.250%, 05/13/2030	751,071	0.0
561,000 (1)	Newcrest Finance Pty Ltd., 4.200%, 05/13/2050	628,576	0.0
9,735,000	Other Securities	10,660,089	0.3
		18,107,806	0.5
	Communications: 2.3%
10,098,000	AT&T, Inc., 2.950%-5.150%, 07/15/2026- 02/15/2050	12,451,914	0.4
8,734,000	Comcast Corp., 2.650%-4.600%, 02/01/2030- 11/01/2049	10,573,571	0.3
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications (continued)
860,000 (1)	Deutsche Telekom AG, 3.625%, 01/21/2050	$955,344	0.0
4,885,000 (1)	NBCUniversal Enterprise, Inc., 5.250%, 12/31/2199	4,897,872	0.1
2,630,000 (1)	Tencent Holdings Ltd., 2.985%, 01/19/2023	2,733,143	0.1
527,000 (1)	T-Mobile USA, Inc., 2.050%, 02/15/2028	528,565	0.0
351,000 (1)	T-Mobile USA, Inc., 2.550%, 02/15/2031	353,113	0.0
818,000 (1)	T-Mobile USA, Inc., 3.750%, 04/15/2027	908,593	0.0
462,000 (1)	T-Mobile USA, Inc., 3.875%, 04/15/2030	515,798	0.0
817,000 (1)	T-Mobile USA, Inc., 4.375%, 04/15/2040	948,615	0.1
7,161,000 (2)	Verizon Communications, Inc., 3.850%-4.862%, 12/03/2029- 03/22/2050	9,265,520	0.3
31,653,000 (3)	Other Securities	36,312,620	1.0
		80,444,668	2.3
	Consumer, Cyclical: 1.2%
778,000 (1)	Alaska Airlines 2020-1 Class A Pass Through Trust, 4.800%, 02/15/2029	787,725	0.0
2,000,000 (1)	BMW US Capital LLC, 3.400%, 08/13/2021	2,053,894	0.1
3,500,000 (1)	BMW US Capital LLC, 3.450%, 04/12/2023	3,710,223	0.1
1,875,000 (1)	Daimler Finance North America LLC, 2.125%, 03/10/2025	1,898,305	0.1
873,000 (1)(2)	Harley-Davidson Financial Services, Inc., 3.350%, 06/08/2025	893,163	0.0
31,983,975 (3)	Other Securities	32,788,537	0.9
		42,131,847	1.2
	Consumer, Non-cyclical: 3.9%
5,000,000 (1)	AbbVie, Inc., 2.300%, 11/21/2022	5,170,846	0.1

See Accompanying Notes to Financial Statements
67

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical (continued)
2,554,000 (1)	AbbVie, Inc., 2.600%, 11/21/2024	$2,721,370	0.1
1,441,000 (1)	AbbVie, Inc., 2.950%, 11/21/2026	1,578,117	0.0
1,255,000 (1)	AbbVie, Inc., 3.200%, 11/21/2029	1,401,273	0.0
1,441,000 (1)	AbbVie, Inc., 4.050%, 11/21/2039	1,673,561	0.1
1,700,000 (1)	AbbVie, Inc., 4.625%, 10/01/2042	2,088,196	0.1
3,757,000	AbbVie, Inc., 2.900%-4.500%, 11/06/2022- 05/14/2036	4,237,510	0.1
520,000 (1)	Alcon Finance Corp., 2.600%, 05/27/2030	535,124	0.0
6,511,000	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., 4.700%-4.900%, 02/01/2036- 02/01/2046	7,873,579	0.2
2,760,000	Anheuser-Busch InBev Worldwide, Inc., 4.439%-5.450%, 01/23/2039- 10/06/2048	3,323,713	0.1
750,000 (1)	Bristol-Myers Squibb Co., 2.550%, 05/14/2021	764,824	0.0
1,500,000 (1)	Bristol-Myers Squibb Co., 3.875%, 08/15/2025	1,707,527	0.0
1,757,000 (1)	Bristol-Myers Squibb Co., 4.125%, 06/15/2039	2,249,986	0.1
2,000,000 (1)	Cargill, Inc., 3.875%, 05/23/2049	2,369,530	0.1
2,195,000 (1)	Cigna Corp., 3.250%, 04/15/2025	2,399,360	0.1
5,727,000	Cigna Corp., 3.750%-4.900%, 07/15/2023- 12/15/2048	6,591,694	0.2
62,004	CVS Pass-Through Trust, 6.943%, 01/10/2030	71,031	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical (continued)
8,675,000	CVS Health Corp., 3.700%-5.050%, 03/09/2023- 03/25/2048	$10,420,607	0.3
466,000 (1)	Health Care Service Corp. A Mutual Legal Reserve Co., 3.200%, 06/01/2050	477,035	0.0
2,113,000 (1)	Imperial Brands Finance PLC, 3.750%, 07/21/2022	2,206,967	0.1
1,342,000 (1)	Mars, Inc., 4.125%, 04/01/2054	1,708,473	0.0
66,925,000 (3)	Other Securities	76,217,277	2.2
		137,787,600	3.9
	Energy: 2.2%
1,665,000 (1)(2)	Cheniere Corpus Christi Holdings LLC, 3.700%, 11/15/2029	1,708,096	0.1
8,157,000 (2)(4)	Enterprise Products Operating LLC, 3.500%-4.900%, 02/01/2022- 08/16/2077	8,442,454	0.2
1,500,000 (1)	Schlumberger Investment SA, 2.400%, 08/01/2022	1,537,886	0.0
257,000 (1)	Transcontinental Gas Pipe Line Co. LLC, 3.250%, 05/15/2030	275,023	0.0
4,359,000	Williams Cos, Inc./The, 4.000%-5.400%, 09/15/2025- 03/04/2044	4,835,817	0.1
2,964,000 (2)	Williams Partners L.P., 3.600%-3.750%, 03/15/2022- 06/15/2027	3,132,343	0.1
56,789,000 (3)	Other Securities	59,051,868	1.7
		78,983,487	2.2
	Financial: 8.6%
1,840,000 (1)	ANZ New Zealand Int’l Ltd./London, 3.400%, 03/19/2024	1,993,195	0.1
519,000 (1)	Athene Global Funding, 2.950%, 11/12/2026	521,532	0.0

See Accompanying Notes to Financial Statements
68

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
23,026,000 (2)(4)	Bank of America Corp., 2.015%-5.125%, 05/17/2022- 12/31/2199	$25,420,154	0.7
1,535,000 (1)	Banque Federative du Credit Mutuel SA, 2.375%, 11/21/2024	1,618,735	0.0
1,000,000 (1)	Barclays Bank PLC, 10.179%, 06/12/2021	1,081,584	0.0
4,115,000 (1)(4)	BNP Paribas SA, 2.819%, 11/19/2025	4,312,255	0.1
1,715,000 (1)(4)	BNP Paribas SA, 3.052%, 01/13/2031	1,806,325	0.1
3,960,000 (1)	BPCE SA, 2.700%, 10/01/2029	4,229,365	0.1
955,000 (1)	BPCE SA, 5.700%, 10/22/2023	1,068,973	0.1
10,118,000 (2)(4)	Citigroup, Inc., 1.678%-5.500%, 07/24/2023- 09/13/2025	11,091,155	0.3
2,000,000 (1)	Citizens Financial Group, Inc., 4.150%, 09/28/2022	2,108,250	0.1
745,000 (1)	Commonwealth Bank of Australia, 3.743%, 09/12/2039	801,120	0.0
1,235,000 (1)(2)(4)	Credit Agricole SA/London, 1.907%, 06/16/2026	1,253,457	0.0
6,000,000 (1)	Credit Suisse AG, 6.500%, 08/08/2023	6,577,008	0.2
3,000,000 (1)(4)	Credit Suisse Group AG, 2.997%, 12/14/2023	3,125,239	0.1
1,292,000 (1)(4)	Credit Suisse Group AG, 4.194%, 04/01/2031	1,477,408	0.0
2,303,000	Credit Suisse Group Funding Guernsey Ltd., 3.450%, 04/16/2021	2,357,789	0.1
4,500,000 (1)	Danske Bank A/S, 2.800%, 03/10/2021	4,570,048	0.1
600,000 (1)	Danske Bank A/S, 5.000%, 01/12/2022	631,261	0.0
1,925,000 (1)	Federation des Caisses Desjardins du Quebec, 2.050%, 02/10/2025	1,982,275	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
7,746,000 (4)	HSBC Holdings PLC, 2.633%-4.950%, 03/11/2025- 05/22/2030	$8,577,986	0.2
19,201,000 (2)(4)	JPMorgan Chase & Co., 2.182%-5.000%, 06/18/2022- 12/31/2199	19,993,855	0.6
702,000 (1)	KKR Group Finance Co. VII LLC, 3.625%, 02/25/2050	698,820	0.0
778,000 (1)	Liberty Mutual Group, Inc., 3.951%, 10/15/2050	824,653	0.0
5,870,000	Mizuho Financial Group Cayman 2 Ltd., 4.200%, 07/18/2022	6,150,468	0.2
2,810,000 (1)(2)	Mizuho Financial Group, Inc., 2.632%, 04/12/2021	2,857,181	0.1
315,000 (1)	Mizuho Financial Group, Inc., 3.477%, 04/12/2026	347,915	0.0
12,747,000 (4)	Morgan Stanley, 2.188%-5.597%, 07/28/2021- 03/24/2051	14,145,702	0.4
1,575,000 (1)(4)	National Australia Bank Ltd., 3.933%, 08/02/2034	1,719,452	0.1
1,199,000 (1)	National Securities Clearing Corp., 1.500%, 04/23/2025	1,227,135	0.0
894,000 (1)	Nationwide Building Society, 2.000%, 01/27/2023	921,208	0.0
1,004,000 (1)(4)	Nationwide Building Society, 3.960%, 07/18/2030	1,131,374	0.1
1,576,000 (1)	New York Life Global Funding, 2.875%, 04/10/2024	1,700,803	0.1
2,661,000 (1)(2)(4)	Nordea Bank ABP, 6.125%, 12/31/2199	2,709,417	0.1
174,000 (1)	Northwestern Mutual Life Insurance Co/The, 3.625%, 09/30/2059	193,879	0.0

See Accompanying Notes to Financial Statements
69

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
2,000,000	Royal Bank of Canada, 0.956%, (US0003M + 0.660)%, 10/05/2023	$2,004,211	0.0
5,998,000	Royal Bank of Canada, 2.250%-3.700%, 10/05/2023- 11/01/2024	6,454,753	0.2
760,000 (1)	Scentre Group Trust 1 / Scentre Group Trust 2, 3.625%, 01/28/2026	797,876	0.0
566,000 (1)(2)	Scentre Group Trust 1 / Scentre Group Trust 2, 4.375%, 05/28/2030	623,034	0.0
559,000 (1)	UBS AG/London, 1.750%, 04/21/2022	569,699	0.0
300,000 (1)	USAA Capital Corp., 2.125%, 05/01/2030	309,272	0.0
12,945,000 (4)	Wells Fargo & Co., 2.406%-5.013%, 08/15/2023- 04/04/2051	14,228,357	0.4
8,795,000 (4)	Wells Fargo Bank NA, 2.082%-3.625%, 10/22/2021- 09/09/2022	9,085,394	0.3
116,369,000 (3)	Other Securities	126,178,361	3.6
		301,477,933	8.6
	Industrial: 1.5%
808,000 (1)	Aviation Capital Group LLC, 4.375%, 01/30/2024	759,950	0.0
264,000 (1)(2)	BAE Systems PLC, 3.400%, 04/15/2030	288,504	0.0
2,047,000 (1)	Carrier Global Corp., 2.493%, 02/15/2027	2,088,015	0.1
1,195,000 (1)	Carrier Global Corp., 2.722%, 02/15/2030	1,200,265	0.0
1,240,000 (1)	Carrier Global Corp., 3.577%, 04/05/2050	1,215,337	0.0
2,365,000 (1)	Raytheon Technologies Corp., 3.200%, 03/15/2024	2,546,390	0.1
2,000,000 (1)	SMBC Aviation Capital Finance DAC, 2.650%, 07/15/2021	2,009,165	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial (continued)
1,330,000 (1)	SMBC Aviation Capital Finance DAC, 3.550%, 04/15/2024	$1,362,600	0.0
2,250,000 (1)	TTX Co., 3.600%, 01/15/2025	2,476,250	0.1
35,111,000 (3)	Other Securities	39,633,000	1.1
		53,579,476	1.5
	Technology: 1.4%
8,160,000	Apple, Inc., 3.750%-3.850%, 05/04/2043- 11/13/2047	9,935,186	0.3
1,000,000 (1)	Broadcom, Inc., 4.300%, 11/15/2032	1,106,566	0.0
1,000,000 (1)	Dell International LLC / EMC Corp., 6.020%, 06/15/2026	1,147,317	0.1
900,000 (1)	Microchip Technology, Inc., 2.670%, 09/01/2023	926,854	0.0
6,400,000	Microsoft Corp., 3.700%, 08/08/2046	8,041,310	0.2
5,750,000	Microsoft Corp., 2.400%-2.525%, 08/08/2026- 06/01/2050	6,072,541	0.2
255,000 (1)	NXP BV / NXP Funding LLC / NXP USA, Inc., 3.400%, 05/01/2030	274,957	0.0
18,973,000 (3)	Other Securities	21,064,904	0.6
		48,569,635	1.4
	Utilities: 2.9%
1,576,000 (1)	AES Corp./The, 3.950%, 07/15/2030	1,669,575	0.0
2,500,000 (1)	American Transmission Systems, Inc., 5.000%, 09/01/2044	3,109,129	0.1
3,219,000 (1)	American Transmission Systems, Inc., 5.250%, 01/15/2022	3,411,051	0.1
1,055,000 (4)	Duke Energy Corp., 4.875%, 12/31/2199	1,055,228	0.0
1,485,000	Duke Energy Indiana LLC, 3.250%, 10/01/2049	1,648,614	0.1

See Accompanying Notes to Financial Statements
70

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities (continued)
3,885,000	Duke Energy Carolinas LLC, 3.200%-4.000%, 09/30/2042- 08/15/2049	$4,556,910	0.1
2,043,000	Duke Energy Progress LLC, 3.700%-4.200%, 08/15/2045- 10/15/2046	2,498,713	0.1
2,802,000 (1)	Jersey Central Power & Light Co., 4.300%, 01/15/2026	3,244,598	0.1
411,000 (1)	Metropolitan Edison Co., 4.000%, 04/15/2025	460,296	0.0
231,000 (1)	Narragansett Electric Co/The, 3.395%, 04/09/2030	260,453	0.0
467,000 (1)	Puget Energy, Inc., 4.100%, 06/15/2030	516,504	0.0
72,626,000 (3)(5)	Other Securities	79,294,087	2.3
		101,725,158	2.9
	Total Corporate Bonds/Notes (Cost $797,043,261)	862,807,610	24.5
COLLATERALIZED MORTGAGE OBLIGATIONS: 19.6%
3,513,480 (1)(4)	Agate Bay Mortgage Trust 2015-6 B2, 3.602%, 09/25/2045	3,540,053	0.1
4,441,533	Alternative Loan Trust 2005-10CB 1A1, 0.685%, (US0001M + 0.500)%, 05/25/2035	3,527,966	0.1
3,658,553	Alternative Loan Trust 2005-51 3A2A, 2.794%, (12MTA + 1.290)%, 11/20/2035	3,297,730	0.1
1,593,394	Alternative Loan Trust 2005-65CB 2A4, 5.500%, 12/25/2035	1,417,529	0.0
2,020,476	Alternative Loan Trust 2005-6CB 1A3, 5.250%, 04/25/2035	1,964,375	0.1
424,037(6)	Alternative Loan Trust 2005-J3 2A2, 4.816%, (-1.000*US0001M + 5.000)%, 05/25/2035	48,091	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,345,254	Alternative Loan Trust 2006-13T1 A9, 6.000%, 05/25/2036	$968,562	0.0
2,821,172	Alternative Loan Trust 2006-HY11 A1, 0.305%, (US0001M + 0.120)%, 06/25/2036	2,601,250	0.1
1,967,191	Alternative Loan Trust 2007-23CB A3, 0.685%, (US0001M + 0.500)%, 09/25/2037	784,269	0.0
151,824	Banc of America Funding 2007 8 Trust 4A1, 6.000%, 08/25/2037	142,673	0.0
2,647,904	Bear Stearns Mortgage Funding Trust 2006-AR5 2A1, 0.375%, (US0001M + 0.190)%, 01/25/2037	2,281,469	0.1
18,469	CHL Mortgage Pass-Through Trust 2005-2 2A3, 0.865%, (US0001M + 0.680)%, 03/25/2035	16,414	0.0
162,655	Citicorp Mortgage Securities Trust Series 2006-4 2A1, 5.500%, 08/25/2036	171,658	0.0
779,399	Citicorp Mortgage Securities Trust Series 2007-1 1A1, 6.000%, 01/25/2037	761,846	0.0
1,336,642 (4)	Citigroup Mortgage Loan Trust 2007-10 22AA, 3.934%, 09/25/2037	1,258,485	0.1
1,192,958 (1)(4)	Citigroup Mortgage Loan Trust 2015-A B2, 4.500%, 06/25/ 2058	1,203,588	0.0
48,662 (4)	Citigroup Mortgage Loan Trust, Inc. 2005-3 2A2A, 3.979%, 08/25/2035	46,943	0.0
2,162,683	Citigroup Mortgage Loan Trust, Inc. 2005-8 3A1, 5.500%, 09/25/2035	2,174,572	0.1

See Accompanying Notes to Financial Statements
71

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
304,947	CitiMortgage Alternative Loan Trust Series 2007-A2 1A5, 6.000%, 02/25/2037	$300,673	0.0
2,000,000 (1)	Connecticut Avenue Securities Trust 2020-R02 2M2, 2.185%, (US0001M + 2.000)%, 01/25/2040	1,918,681	0.1
923,946	Countrywide Alternative Loan Trust 2005-53T2 2A6, 0.685%, (US0001M + 0.500)%, 11/25/2035	430,251	0.0
4,345,732	Countrywide Asset-Backed Certificates 2005-IM1 M1, 0.905%, (US0001M + 0.720)%, 11/25/2035	4,217,619	0.1
2,000,000 (1)(4)	Deephaven Residential Mortgage Trust 2018-2A M1, 4.375%, 04/25/2058	2,022,938	0.1
800,000 (1)	Fannie Mae Connecticut Avenue Securities Trust 2020-SBT1 1M2, 3.835%, (US0001M + 3.650)%, 02/25/2040	760,072	0.0
1,000,000	Fannie Mae 2011-128 KB, 4.500%, 12/25/2041	1,213,713	0.0
12,365,567	Fannie Mae 2011-99 CZ, 4.500%, 10/25/2041	14,200,302	0.4
1,913,171	Fannie Mae 2012-110 CA, 3.000%, 10/25/2042	2,049,567	0.1
26,009,219 (6)	Fannie Mae 2016-82 SD, 5.866%, (-1.000*US0001M + 6.050)%, 11/25/2046	6,061,300	0.2
5,044,616	Fannie Mae 2016-88 EA, 3.500%, 01/25/2045	5,321,223	0.2
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
7,796,235	Fannie Mae Connecticut Avenue Securities 16-C06 1M2, 4.435%, (US0001M + 4.250)%, 04/25/2029	$8,213,602	0.2
3,024,488	Fannie Mae Connecticut Avenue Securities 2015-C02 1M2, 4.185%, (US0001M + 4.000)%, 05/25/2025	3,079,402	0.1
170,012	Fannie Mae Connecticut Avenue Securities 2015-C02 2M2, 4.185%, (US0001M + 4.000)%, 05/25/2025	172,865	0.0
4,778,627	Fannie Mae Connecticut Avenue Securities 2015-C04 2M2, 5.735%, (US0001M + 5.550)%, 04/25/2028	5,100,153	0.1
6,677,699	Fannie Mae Connecticut Avenue Securities 2016-C04 1M2, 4.435%, (US0001M + 4.250)%, 01/25/2029	6,969,007	0.2
8,044,026	Fannie Mae Connecticut Avenue Securities 2016-C05 2M2, 4.635%, (US0001M + 4.450)%, 01/25/2029	8,285,681	0.2
265,307	Fannie Mae Connecticut Avenue Securities 2016-C07 2M2, 4.535%, (US0001M + 4.350)%, 05/25/2029	276,774	0.0
4,211,694	Fannie Mae Connecticut Avenue Securities 2017-C01 1M2, 3.735%, (US0001M + 3.550)%, 07/25/2029	4,318,451	0.1

See Accompanying Notes to Financial Statements
72

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
6,040,672	Fannie Mae Connecticut Avenue Securities 2017-C02 2M2, 3.835%, (US0001M + 3.650)%, 09/25/2029	$6,096,103	0.2
1,500,000	Fannie Mae Connecticut Avenue Securities 2017-C03 1M2, 3.185%, (US0001M + 3.000)%, 10/25/2029	1,522,923	0.0
5,634,367	Fannie Mae Connecticut Avenue Securities 2017-C04 2M2, 3.035%, (US0001M + 2.850)%, 11/25/2029	5,587,874	0.2
7,803,269	Fannie Mae Connecticut Avenue Securities 2017-C05 1M2, 2.385%, (US0001M + 2.200)%, 01/25/2030	7,709,096	0.2
766,410	Fannie Mae Connecticut Avenue Securities 2017-C06 1M2, 2.835%, (US0001M + 2.650)%, 02/25/2030	766,470	0.0
7,213,078	Fannie Mae Connecticut Avenue Securities 2017-C07 1M2, 2.585%, (US0001M + 2.400)%, 05/28/2030	7,117,261	0.2
6,522,199	Fannie Mae Connecticut Avenue Securities 2017-C07 2M2, 2.685%, (US0001M + 2.500)%, 05/25/2030	6,474,674	0.2
3,527,846	Fannie Mae Connecticut Avenue Securities 2017-CO6 2M2, 2.985%, (US0001M + 2.800)%, 02/25/2030	3,498,505	0.1
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
5,529,495	Fannie Mae Connecticut Avenue Securities 2018-C02 2M2, 2.385%, (US0001M + 2.200)%, 08/25/2030	$5,456,352	0.2
3,008,467	Fannie Mae Connecticut Avenue Securities 2018-C03 1M2, 2.335%, (US0001M + 2.150)%, 10/25/2030	2,983,284	0.1
5,722,151	Fannie Mae Connecticut Avenue Securities 2018-C04 2M2, 2.735%, (US0001M + 2.550)%, 12/25/2030	5,685,048	0.2
5,223,661	Fannie Mae Connecticut Avenue Securities 2018-C05 1M2, 2.535%, (US0001M + 2.350)%, 01/25/2031	5,155,239	0.2
3,966,885	Fannie Mae Connecticut Avenue Securities 2018-C06 1M2, 2.185%, (US0001M + 2.000)%, 03/25/2031	3,840,500	0.1
2,479,719	Fannie Mae Connecticut Avenue Securities 2018-C06 2M2, 2.285%, (US0001M + 2.100)%, 03/25/2031	2,443,814	0.1
13,347,828	Fannie Mae Connecticut Avenue Securities 2018-CO1 1M2, 2.435%, (US0001M + 2.250)%, 07/25/2030	13,145,686	0.4
2,405,967 (1)	Fannie Mae Connecticut Avenue Securities 2019-R02 1M2, 2.485%, (US0001M + 2.300)%, 08/25/2031	2,390,066	0.1

See Accompanying Notes to Financial Statements
73

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
3,609,972 (1)	Fannie Mae Connecticut Avenue Securities 2019-R04 2M2, 2.285%, (US0001M + 2.100)%, 06/25/2039	$3,535,777	0.1
1,769,300 (1)	Fannie Mae Connecticut Avenue Securities 2019-RO3 1M2, 2.335%, (US0001M + 2.150)%, 09/25/2031	1,762,260	0.1
4,665,104 (1)	Fannie Mae Connecticut Avenue Securities Trust 2018-R07 1M2, 2.585%, (US0001M + 2.400)%, 04/25/2031	4,651,979	0.1
1,585,745 (1)	Fannie Mae Connecticut Avenue Securities Trust 2019-R01 2M2, 2.635%, (US0001M + 2.450)%, 07/25/2031	1,561,122	0.0
3,550,000 (1)	Fannie Mae Connecticut Avenue Securities Trust 2019-R06 2M2, 2.285%, (US0001M + 2.100)%, 09/25/2039	3,476,850	0.1
1,800,000 (1)	Fannie Mae Connecticut Avenue Securities Trust 2020-R01 1M2, 2.235%, (US0001M + 2.050)%, 01/25/2040	1,731,896	0.1
500,000 (1)	Fannie Mae Connecticut Avenue Securities Trust 2020-SBT1 2M2, 3.835%, (US0001M + 3.650)%, 02/25/2040	487,846	0.0
1,900,947	Fannie Mae Connecticut Avenue Securities, 5.885%, (US0001M + 5.700)%, 04/25/2028	2,015,937	0.1
483,360 (6)	Fannie Mae Interest Strip Series 418 10, 4.000%, 08/25/2043	76,282	0.0
414,840 (6)	Fannie Mae Interest Strip Series 418 15, 3.500%, 08/25/2043	60,792	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
7,722	Fannie Mae REMIC Trust 1994-77 FB, 1.685%, (US0001M + 1.500)%, 04/25/2024	$7,804	0.0
334,682	Fannie Mae REMIC Trust 1999-33 Z, 6.000%, 07/25/2029	377,339	0.0
25,842	Fannie Mae REMIC Trust 2002-21 FC, 1.085%, (US0001M + 0.900)%, 04/25/2032	26,097	0.0
787,819 (6)	Fannie Mae REMIC Trust 2003-74 IO, 6.000%, 08/25/2033	172,831	0.0
63,884	Fannie Mae REMIC Trust 2004-11 A, 0.305%, (US0001M + 0.120)%, 03/25/2034	63,652	0.0
432,319	Fannie Mae REMIC Trust 2005-120 ZU, 5.500%, 01/25/2036	511,065	0.0
200,855	Fannie Mae REMIC Trust 2005-74 DK, 23.262%, (-4.000*US0001M + 24.000)%, 07/25/ 2035	319,496	0.0
4,576,856 (6)	Fannie Mae REMIC Trust 2005-92 SC, 6.496%, (-1.000*US0001M + 6.680)%, 10/25/2035	1,025,542	0.0
281,271	Fannie Mae REMIC Trust 2006-103 EZ, 6.250%, 10/25/2036	324,817	0.0
882,600	Fannie Mae REMIC Trust 2006-104 ES, 32.528%, (-5.000*US0001M + 33.450)%, 11/25/ 2036	1,729,295	0.1
5,153,534 (6)	Fannie Mae REMIC Trust 2006-12 SD, 6.566%, (-1.000*US0001M + 6.750)%, 10/25/2035	1,097,917	0.0
2,462,077 (6)	Fannie Mae REMIC Trust 2006-123 UI, 6.556%, (-1.000*US0001M + 6.740)%, 01/25/2037	638,731	0.0

See Accompanying Notes to Financial Statements
74

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
580,556 (6)	Fannie Mae REMIC Trust 2006-72 HS, 6.516%, (-1.000*US0001M + 6.700)%, 08/25/2026	$78,735	0.0
164,987	Fannie Mae REMIC Trust 2007-73 A1, 0.236%, (US0001M + 0.060)%, 07/25/2037	162,325	0.0
464,377	Fannie Mae REMIC Trust 2008-20 SP, 15.039%, (-2.500*US0001M + 15.500)%, 03/25/ 2038	658,722	0.0
2,099,521	Fannie Mae REMIC Trust 2009-19 PW, 4.500%, 10/25/2036	2,373,334	0.1
7,581,083 (6)	Fannie Mae REMIC Trust 2010-102 SB, 6.416%, (-1.000*US0001M + 6.600)%, 09/25/2040	1,936,889	0.1
2,431,587 (6)	Fannie Mae REMIC Trust 2010-116 SE, 6.416%, (-1.000*US0001M + 6.600)%, 10/25/2040	536,235	0.0
7,088,126 (6)	Fannie Mae REMIC Trust 2010-123 SL, 5.886%, (-1.000*US0001M + 6.070)%, 11/25/2040	1,409,300	0.0
3,464,763	Fannie Mae REMIC Trust 2010-130 CX, 4.500%, 09/25/2039	3,569,722	0.1
3,660,986 (6)	Fannie Mae REMIC Trust 2010-55 AS, 6.236%, (-1.000*US0001M + 6.420)%, 06/25/2040	806,836	0.0
8,159,907	Fannie Mae REMIC Trust 2010-59 PC, 5.000%, 06/25/2040	9,407,709	0.3
1,147,481	Fannie Mae REMIC Trust 2010-60 HJ, 5.500%, 05/25/2040	1,285,111	0.0
4,467,489 (6)	Fannie Mae REMIC Trust 2011-3 AI, 5.000%, 01/25/2041	460,956	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,233,267 (6)	Fannie Mae REMIC Trust 2012-10 US, 6.266%, (-1.000*US0001M + 6.450)%, 02/25/2042	$165,045	0.0
1,116,504	Fannie Mae REMIC Trust 2012-103 DA, 3.500%, 10/25/2041	1,173,075	0.0
9,987,933 (6)	Fannie Mae REMIC Trust 2012-113 SG, 5.916%, (-1.000*US0001M + 6.100)%, 10/25/2042	1,904,188	0.1
7,251,725 (6)	Fannie Mae REMIC Trust 2012-122 SB, 5.966%, (-1.000*US0001M + 6.150)%, 11/25/2042	1,378,099	0.0
2,906,864 (6)	Fannie Mae REMIC Trust 2012-128 DI, 3.000%, 10/25/2032	236,312	0.0
3,922,600	Fannie Mae REMIC Trust 2012-131 BS, 5.193%, (-1.200*US0001M + 5.400)%, 12/25/2042	4,172,394	0.1
11,556,895 (6)	Fannie Mae REMIC Trust 2012-137 SN, 5.916%, (-1.000*US0001M + 6.100)%, 12/25/2042	2,126,384	0.1
3,973,898 (6)	Fannie Mae REMIC Trust 2012-15 SP, 6.436%, (-1.000*US0001M + 6.620)%, 06/25/2040	263,017	0.0
2,675,235 (6)	Fannie Mae REMIC Trust 2012-58 PI, 5.000%, 04/25/2042	354,051	0.0
709,724	Fannie Mae REMIC Trust 2013-44 ZG, 3.500%, 03/25/2042	790,305	0.0
9,345,893 (6)	Fannie Mae REMIC Trust 2013-60 DS, 6.016%, (-1.000*US0001M + 6.200)%, 06/25/2033	1,708,610	0.1
8,022,704 (6)	Fannie Mae REMIC Trust 2013-9 DS, 5.966%, (-1.000*US0001M + 6.150)%, 02/25/2043	2,275,454	0.1

See Accompanying Notes to Financial Statements
75

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
21,159,218 (6)	Fannie Mae REMIC Trust 2013-9 SA, 5.966%, (-1.000*US0001M + 6.150)%, 03/25/2042	$3,888,415	0.1
2,469,354 (6)	Fannie Mae REMIC Trust 2014-81 JI, 4.000%, 09/25/2041	74,631	0.0
21,562,718 (6)	Fannie Mae REMIC Trust 2015-9 IO, 5.500%, 03/25/2045	4,592,712	0.1
3,469,251 (6)	Fannie Mae REMICS 2005-66 SY, 6.516%, (-1.000*US0001M + 6.700)%, 07/25/2035	851,105	0.0
6,198,398 (6)	Fannie Mae REMICS 2006-120 QD, 4.516%, (-1.000*US0001M + 4.700)%, 10/25/2036	836,458	0.0
2,888,286 (6)	Fannie Mae REMICS 2006-59 XS, 7.016%, (-1.000*US0001M + 7.200)%, 07/25/2036	688,530	0.0
3,178,142 (6)	Fannie Mae REMICS 2007-53 SX, 5.916%, (-1.000*US0001M + 6.100)%, 06/25/2037	758,101	0.0
4,829,630 (6)	Fannie Mae REMICS 2010-112 PI, 6.000%, 10/25/2040	1,022,373	0.0
17,394,136 (6)	Fannie Mae REMICS 2010-139 SA, 5.846%, (-1.000*US0001M + 6.030)%, 12/25/2040	3,868,868	0.1
1,160,017	Fannie Mae REMICS 2011-10 ZC, 5.000%, 02/25/2041	1,347,692	0.0
103,000	Fannie Mae REMICS 2011-127 UY, 3.500%, 12/25/2041	113,961	0.0
4,422,593 (6)	Fannie Mae REMICS 2011-149 ES, 5.816%, (-1.000*US0001M + 6.000)%, 07/25/2041	560,990	0.0
1,162,493	Fannie Mae REMICS 2012-150 CS, 5.723%, (-1.500*US0001M + 6.000)%, 01/25/2043	1,180,757	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
10,234,262 (6)	Fannie Mae REMICS 2016-62 SC, 5.816%, (-1.000*US0001M + 6.000)%, 09/25/2046	$2,616,093	0.1
12,181,343 (6)	Fannie Mae REMICS 2016-93 SL, 6.466%, (-1.000*US0001M + 6.650)%, 12/25/2046	2,571,287	0.1
3,313,988	Fannie Mae REMICS 2016-97 PA, 3.000%, 12/25/2044	3,464,016	0.1
14,249,337 (6)	Fannie Mae REMICS 2017-23 IO, 6.000%, 04/25/2047	3,153,058	0.1
2,039,156	Fannie Mae REMICS 2017-54 D, 3.000%, 07/25/2047	2,174,548	0.1
414,597	Fannie Mae REMICS 2018-27 EA, 3.000%, 05/25/2048	437,149	0.0
6,831,768 (6)	Fannie Mae REMICS 2018-43 SE, 6.066%, (-1.000*US0001M + 6.250)%, 09/25/2038	1,478,391	0.0
1,859,814	Fannie Mae REMICS 2018-64 ET, 3.000%, 09/25/2048	1,947,877	0.1
12,095,543 (6)	Fannie Mae REMICS 2019-18 SA, 5.866%, (-1.000*US0001M + 6.050)%, 05/25/2049	2,670,223	0.1
9,155,027 (6)	Fannie Mae REMICS 2019-25 PS, 5.866%, (-1.000*US0001M + 6.050)%, 06/25/2049	2,289,660	0.1
1,423,426 (1)(4)	Flagstar Mortgage Trust 2018-1 B1, 4.026%, 03/25/2048	1,439,626	0.0
1,518,321 (1)(4)	Flagstar Mortgage Trust 2018-1 B2, 4.026%, 03/25/2048	1,490,234	0.0
1,992,796 (1)(4)	Flagstar Mortgage Trust 2018-1 B3, 4.026%, 03/25/2048	1,898,868	0.1
1,721,120 (1)(4)	Flagstar Mortgage Trust 2018-2 B2, 4.038%, 04/25/2048	1,694,043	0.0
2,008,093 (1)(4)	Flagstar Mortgage Trust 2018-3INV A3, 4.000%, 05/25/2048	2,098,030	0.1

See Accompanying Notes to Financial Statements
76

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
4,934,048 (6)	Freddie Mac 2815 GS, 5.815%, (-1.000*US0001M + 6.000)%, 03/15/2034	$1,030,321	0.0
2,620	Freddie Mac REMIC Trust 1125 Z, 8.250%, 08/15/2021	2,694	0.0
213,323	Freddie Mac REMIC Trust 2110 PG, 6.000%, 01/15/2029	242,740	0.0
210,192	Freddie Mac REMIC Trust 2114 ZM, 6.000%, 01/15/2029	233,295	0.0
93,375	Freddie Mac REMIC Trust 2411 FJ, 0.535%, (US0001M + 0.350)%, 12/15/2029	93,077	0.0
134,424	Freddie Mac REMIC Trust 2460 ZM, 6.000%, 06/15/2032	150,733	0.0
222,281	Freddie Mac REMIC Trust 2528 KM, 5.500%, 11/15/2022	230,304	0.0
286,385	Freddie Mac REMIC Trust 2541 NE, 5.500%, 12/15/2032	332,540	0.0
214,615	Freddie Mac REMIC Trust 2576 KZ, 5.500%, 02/15/2033	250,736	0.0
326,226 (6)	Freddie Mac REMIC Trust 2594 IY, 6.000%, 04/15/2033	68,469	0.0
415,974	Freddie Mac REMIC Trust 2861 Z, 5.500%, 09/15/2034	493,050	0.0
1,087,277	Freddie Mac REMIC Trust 2867 MZ, 5.000%, 10/15/2034	1,258,738	0.0
750,361	Freddie Mac REMIC Trust 2930 ZL, 5.000%, 02/15/2035	859,466	0.0
891,244	Freddie Mac REMIC Trust 2931 ZY, 5.000%, 02/15/2035	1,021,627	0.0
5,546,577 (6)	Freddie Mac REMIC Trust 3045 DI, 6.545%, (-1.000*US0001M + 6.730)%, 10/15/2035	1,292,759	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,230,492 (6)	Freddie Mac REMIC Trust 3064 SP, 6.415%, (-1.000*US0001M + 6.600)%, 03/15/2035	$158,793	0.0
372,969	Freddie Mac REMIC Trust 3065 DC, 19.306%, (-3.000*US0001M + 19.860)%, 03/15/2035	534,756	0.0
721,716 (6)	Freddie Mac REMIC Trust 3102 IS, 23.889%, (-3.667*US0001M + 24.567)%, 01/15/2036	466,088	0.0
2,917,078	Freddie Mac REMIC Trust 3117 ZA, 5.500%, 02/15/2036	3,348,148	0.1
1,656,590 (6)	Freddie Mac REMIC Trust 3170 SA, 6.415%, (-1.000*US0001M + 6.600)%, 09/15/2033	379,345	0.0
953,009 (6)	Freddie Mac REMIC Trust 3171 PS, 6.300%, (-1.000*US0001M + 6.485)%, 06/15/2036	204,452	0.0
1,362,907	Freddie Mac REMIC Trust 3351 ZC, 5.500%, 07/15/2037	1,599,897	0.0
357,588 (4)(6)	Freddie Mac REMIC Trust 3524 LA, 5.096%, 03/15/2033	406,517	0.0
88,579	Freddie Mac REMIC Trust 3556 NT, 3.285%, (US0001M + 3.100)%, 03/15/2038	90,291	0.0
6,347,627 (6)	Freddie Mac REMIC Trust 3589 SB, 6.015%, (-1.000*US0001M + 6.200)%, 10/15/2039	1,431,105	0.0
1,048,967 (6)	Freddie Mac REMIC Trust 3632 IP, 5.000%, 02/15/2040	144,525	0.0
6,509,366	Freddie Mac REMIC Trust 3639 ZN, 5.500%, 12/15/2034	7,611,916	0.2

See Accompanying Notes to Financial Statements
77

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,293,685	Freddie Mac REMIC Trust 3662 ZB, 5.500%, 08/15/2036	$2,703,191	0.1
37,184 (6)	Freddie Mac REMIC Trust 3710 SL, 5.815%, (-1.000*US0001M + 6.000)%, 05/15/2036	91	0.0
1,158,436	Freddie Mac REMIC Trust 3724 CM, 5.500%, 06/15/2037	1,363,617	0.0
642,656 (6)	Freddie Mac REMIC Trust 3752 WS, 6.415%, (-1.000*US0001M + 6.600)%, 12/15/2039	27,321	0.0
3,626,205 (6)	Freddie Mac REMIC Trust 3820 BI, 4.000%, 11/15/2038	105,904	0.0
1,707,540	Freddie Mac REMIC Trust 3829 VZ, 4.000%, 03/15/2041	1,931,568	0.1
5,406,187 (6)	Freddie Mac REMIC Trust 3856 KS, 6.365%, (-1.000*US0001M + 6.550)%, 05/15/2041	1,066,361	0.0
1,523,000	Freddie Mac REMIC Trust 3898 KD, 4.500%, 07/15/2041	1,781,875	0.1
1,704,328 (6)	Freddie Mac REMIC Trust 3925 SD, 5.865%, (-1.000*US0001M + 6.050)%, 07/15/2040	191,532	0.0
8,929,100 (6)	Freddie Mac REMIC Trust 3925 SL, 5.865%, (-1.000*US0001M + 6.050)%, 01/15/2041	940,704	0.0
1,673,643 (6)	Freddie Mac REMIC Trust 3936 GS, 6.515%, (-1.000*US0001M + 6.700)%, 11/15/2025	51,869	0.0
12,740,948 (6)	Freddie Mac REMIC Trust 3951 SN, 6.365%, (-1.000*US0001M + 6.550)%, 11/15/2041	2,973,880	0.1
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
3,134,153 (6)	Freddie Mac REMIC Trust 3984 NS, 6.415%, (-1.000*US0001M + 6.600)%, 01/15/2040	$142,476	0.0
957,588	Freddie Mac REMIC Trust 4000 PA, 4.500%, 01/15/2042	1,083,180	0.0
1,934,422	Freddie Mac REMIC Trust 4020 BY, 6.500%, 03/15/2042	2,386,859	0.1
1,597,757 (6)	Freddie Mac REMIC Trust 4027 QI, 4.500%, 12/15/2040	82,647	0.0
3,731,987 (6)	Freddie Mac REMIC Trust 4094 YS, 6.515%, (-1.000*US0001M + 6.700)%, 04/15/2040	368,745	0.0
9,310,210 (6)	Freddie Mac REMIC Trust 4102 MS, 6.415%, (-1.000*US0001M + 6.600)%, 09/15/2042	1,932,322	0.1
877,156 (6)	Freddie Mac REMIC Trust 4194 GI, 4.000%, 04/15/2043	127,002	0.0
4,627,735	Freddie Mac REMIC Trust 4203 BN, 3.000%, 04/15/2033	5,045,135	0.1
27,681,763	Freddie Mac REMIC Trust 4246 ZX, 4.500%, 04/15/2041	31,852,220	0.9
8,671,684 (6)	Freddie Mac REMIC Trust 4313 SD, 5.965%, (-1.000*US0001M + 6.150)%, 03/15/2044	1,893,781	0.1
13,387,891 (6)	Freddie Mac REMIC Trust 4313 SE, 5.965%, (-1.000*US0001M + 6.150)%, 03/15/2044	2,919,550	0.1
2,384,339 (6)	Freddie Mac REMIC Trust 4323 IP, 4.500%, 08/15/2042	142,822	0.0
1,431,873 (6)	Freddie Mac REMIC Trust 4332 PI, 5.000%, 12/15/2043	217,312	0.0
7,467,738	Freddie Mac REMIC Trust 4335 ZX, 4.250%, 05/15/2044	8,724,131	0.3

See Accompanying Notes to Financial Statements
78

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
5,183,737 (6)	Freddie Mac REMIC Trust 4346 ST, 6.015%, (-1.000*US0001M + 6.200)%, 07/15/2039	$701,223	0.0
11,539,162	Freddie Mac REMIC Trust 435 XZ, 4.250%, 05/15/2044	13,581,079	0.4
4,930,200 (6)	Freddie Mac REMIC Trust 4386 LS, 5.915%, (-1.000*US0001M + 6.100)%, 09/15/2044	908,347	0.0
8,659,209 (6)	Freddie Mac REMICS 3284 CI, 5.935%, (-1.000*US0001M + 6.120)%, 03/15/2037	2,000,422	0.1
3,725,618 (6)	Freddie Mac REMICS 3311 IC, 6.225%, (-1.000*US0001M + 6.410)%, 05/15/2037	799,958	0.0
8,020,080 (6)	Freddie Mac REMICS 3510 IC, 5.895%, (-1.000*US0001M + 6.080)%, 08/15/2037	1,787,925	0.1
4,036,308 (6)	Freddie Mac REMICS 3575 ST, 6.415%, (-1.000*US0001M + 6.600)%, 04/15/2039	867,934	0.0
11,658,519 (6)	Freddie Mac REMICS 3702 SB, 4.315%, (-1.000*US0001M + 4.500)%, 08/15/2040	1,921,290	0.1
5,336,513 (6)	Freddie Mac REMICS 4465 MI, 5.000%, 03/15/2041	936,711	0.0
14,060,981 (6)	Freddie Mac REMICS 4675 KS, 5.815%, (-1.000*US0001M + 6.000)%, 04/15/2047	3,093,153	0.1
371,350	Freddie Mac REMICS 4678 AB, 4.000%, 06/15/2044	381,929	0.0
14,503,536	Freddie Mac REMICS 4771 HZ, 3.500%, 03/15/2048	16,232,619	0.5
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,513,607	Freddie Mac REMICS 4787 PY, 4.000%, 05/15/2048	$2,724,046	0.1
33,954,988 (6)	Freddie Mac REMICS 4901 BS, 5.915%, (-1.000*US0001M + 6.100)%, 07/25/2049	7,169,568	0.2
8,513,210	Freddie Mac Series 4348 ZX, 4.250%, 06/15/2044	9,821,318	0.3
1,309,159 (1)	Freddie Mac STACR 2019-HQA3 M2, 2.035%, (US0001M + 1.850)%, 09/27/2049	1,274,294	0.0
1,000,000 (1)	Freddie Mac STACR Remic Trust 2020-DNA2 M2, 2.035%, (US0001M + 1.850)%, 02/25/2050	961,041	0.0
3,600,000 (1)	Freddie Mac STACR Trust 2018-DNA2 M2, 2.335%, (US0001M + 2.150)%, 12/25/2030	3,492,943	0.1
3,900,000 (1)	Freddie Mac Stacr Trust 2018-HQA2 M2, 2.485%, (US0001M + 2.300)%, 10/25/2048	3,790,876	0.1
9,917,996 (6)	Freddie Mac Strips Series 311 S1, 5.765%, (-1.000*US0001M + 5.950)%, 08/15/2043	1,814,643	0.1
735,615	Freddie Mac Structured Agency Credit Risk Debt Notes 2014-DN3 M3, 4.185%, (US0001M + 4.000)%, 08/25/2024	752,489	0.0
1,575,584	Freddie Mac Structured Agency Credit Risk Debt Notes 2015-DNA2 M3, 4.085%, (US0001M + 3.900)%, 12/25/2027	1,609,651	0.1

See Accompanying Notes to Financial Statements
79

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
3,100,000	Freddie Mac Structured Agency Credit Risk Debt Notes 2015-DNA3 M3, 4.885%, (US0001M + 4.700)%, 04/25/2028	$3,254,820	0.1
783,362	Freddie Mac Structured Agency Credit Risk Debt Notes 2015-HQ1 M3, 3.985%, (US0001M + 3.800)%, 03/25/2025	797,609	0.0
1,743,083	Freddie Mac Structured Agency Credit Risk Debt Notes 2016-DNA1 M3, 5.718%, (US0001M + 5.550)%, 07/25/2028	1,836,908	0.1
500,000	Freddie Mac Structured Agency Credit Risk Debt Notes 2016-HQA3 M3, 4.035%, (US0001M + 3.850)%, 03/25/2029	518,606	0.0
9,900,000	Freddie Mac Structured Agency Credit Risk Debt Notes 2017-DNA3 M2, 2.685%, (US0001M + 2.500)%, 03/25/2030	10,040,198	0.3
866,494	Freddie Mac Structured Agency Credit Risk Debt Notes 2017-HQA1 M2, 3.735%, (US0001M + 3.550)%, 08/25/2029	888,215	0.0
5,852,874	Freddie Mac Structured Agency Credit Risk Debt Notes 2017-HQA2 M2, 2.835%, (US0001M + 2.650)%, 12/25/2029	5,849,102	0.2
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
5,189,580	Freddie Mac Structured Agency Credit Risk Debt Notes 2017-HQA3 M2, 2.535%, (US0001M + 2.350)%, 04/25/2030	$5,218,177	0.2
5,272,170	Freddie Mac Structured Agency Credit Risk Debt Notes 2018-DNA1 M2, 1.985%, (US0001M + 1.800)%, 07/25/2030	5,203,126	0.2
1,041,951	Freddie Mac Structured Agency Credit Risk Debt Notes 2018-HQA1 M2, 2.485%, (US0001M + 2.300)%, 09/25/2030	1,036,223	0.0
288,661	Freddie Mac Structured Pass Through Certificates T-54 2A, 6.500%, 02/25/2043	354,379	0.0
398,046	Freddie Mac Structured Pass Through Certificates T-62 1A1, 2.704%, (12MTA + 1.200)%, 10/25/2044	402,311	0.0
39,479	Freddie Mac-Ginnie Mae Series 27 FC, 1.875%, (PRIME + (1.375))%, 03/25/2024	39,968	0.0
834,166 (1)(4)	Galton Funding Mortgage Trust 2017-2 A21, 4.000%, 06/25/2059	857,814	0.0
10,753,964 (6)	Ginnie Mae 2007-35 KY, 6.255%, (-1.000*US0001M + 6.450)%, 06/16/2037	2,461,899	0.1
853,532	Ginnie Mae 2013-26 GU, 1.500%, 04/20/2042	873,639	0.0
861,171	Ginnie Mae 2013-26 JC, 2.000%, 01/20/2043	886,254	0.0

See Accompanying Notes to Financial Statements
80

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
373,571	Ginnie Mae 2013-69 KA, 1.250%, 08/20/2042	$369,030	0.0
376,819	Ginnie Mae 2013-8 BE, 1.750%, 11/20/2042	385,372	0.0
792,870 (6)	Ginnie Mae Series 2005-7 AH, 6.575%, (-1.000*US0001M + 6.770)%, 02/16/2035	170,573	0.0
44,197	Ginnie Mae Series 2007-37 S, 24.585%, (-3.667*US0001M + 25.300)%, 04/16/2037	47,122	0.0
390,878	Ginnie Mae Series 2007-8 SP, 21.432%, (-3.242*US0001M + 22.049)%, 03/20/2037	663,052	0.0
2,396,504 (6)	Ginnie Mae Series 2008-35 SN, 6.210%, (-1.000*US0001M + 6.400)%, 04/20/2038	420,044	0.0
1,247,258 (6)	Ginnie Mae Series 2008-40 PS, 6.305%, (-1.000*US0001M + 6.500)%, 05/16/2038	260,966	0.0
9,424,601 (6)	Ginnie Mae Series 2009-106 SU, 6.010%, (-1.000*US0001M + 6.200)%, 05/20/2037	2,080,953	0.1
3,127,812 (6)	Ginnie Mae Series 2009-25 KS, 6.010%, (-1.000*US0001M + 6.200)%, 04/20/2039	694,941	0.0
1,562,675	Ginnie Mae Series 2009-29 PB, 4.750%, 05/20/2039	1,782,284	0.1
1,985,695	Ginnie Mae Series 2009-31 ZL, 4.500%, 05/20/2039	2,284,067	0.1
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
564,481 (6)	Ginnie Mae Series 2009-33 SN, 6.110%, (-1.000*US0001M + 6.300)%, 05/20/2039	$16,962	0.0
12,265,302	Ginnie Mae Series 2009-33 ZB, 6.000%, 05/20/2039	13,817,828	0.4
458,775 (6)	Ginnie Mae Series 2009-43 HS, 6.010%, (-1.000*US0001M + 6.200)%, 06/20/2038	12,791	0.0
2,134,724 (6)	Ginnie Mae Series 2010-106 IP, 5.000%, 03/20/2040	252,922	0.0
1,967,923 (6)	Ginnie Mae Series 2010-116 NS, 6.455%, (-1.000*US0001M + 6.650)%, 09/16/2040	412,269	0.0
5,641,675 (6)	Ginnie Mae Series 2010-116 SK, 6.430%, (-1.000*US0001M + 6.620)%, 08/20/2040	1,276,310	0.0
8,465,166 (6)	Ginnie Mae Series 2010-149 HS, 5.905%, (-1.000*US0001M + 6.100)%, 05/16/2040	1,060,672	0.0
3,096,803 (6)	Ginnie Mae Series 2010-4 SP, 6.305%, (-1.000*US0001M + 6.500)%, 01/16/2039	398,601	0.0
3,560,308	Ginnie Mae Series 2010-59 ZA, 4.500%, 05/20/2040	4,023,523	0.1
1,834,575 (6)	Ginnie Mae Series 2010-6 IA, 5.000%, 11/20/2039	159,175	0.0
2,310,038 (6)	Ginnie Mae Series 2010-68 MS, 5.660%, (-1.000*US0001M + 5.850)%, 06/20/2040	451,554	0.0
4,654,702 (6)	Ginnie Mae Series 2010-9 JI, 5.000%, 01/20/2040	1,004,674	0.0
2,797,744 (6)	Ginnie Mae Series 2011-116 BI, 4.000%, 08/16/2026	190,474	0.0

See Accompanying Notes to Financial Statements
81

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
784,525 (6)	Ginnie Mae Series 2011-140 CI, 5.000%, 10/20/2040	$51,255	0.0
52,859	Ginnie Mae Series 2011-169 BC, 7.000%, 05/16/2032	59,217	0.0
4,857,220 (6)	Ginnie Mae Series 2011-80 KS, 6.480%, (-1.000*US0001M + 6.670)%, 06/20/2041	1,284,479	0.0
774,642 (6)	Ginnie Mae Series 2012-40 NI, 4.500%, 05/20/2040	40,105	0.0
62,993	Ginnie Mae Series 2012-43 MA, 4.000%, 10/20/2041	64,308	0.0
12,080,498 (6)	Ginnie Mae Series 2013-167 PI, 5.500%, 11/20/2043	2,162,411	0.1
9,692,823 (6)	Ginnie Mae Series 2013-184 JI, 5.500%, 12/16/2043	2,025,761	0.1
10,375,912	Ginnie Mae Series 2014-3 EP, 2.750%, 02/16/2043	10,992,229	0.3
8,662,469 (6)	Ginnie Mae Series 2014-3 SU, 5.860%, (-1.000*US0001M + 6.050)%, 07/20/2039	1,867,434	0.1
1,386,009	Ginnie Mae Series 2014-43 Z, 4.000%, 03/20/2044	1,602,390	0.0
10,633,217 (6)	Ginnie Mae Series 2014-55 MS, 6.005%, (-1.000*US0001M + 6.200)%, 04/16/2044	2,392,420	0.1
11,423,655 (6)	Ginnie Mae Series 2014-56 SP, 6.005%, (-1.000*US0001M + 6.200)%, 12/16/2039	1,755,213	0.1
9,488,991 (6)	Ginnie Mae Series 2014-58 CS, 5.405%, (-1.000*US0001M + 5.600)%, 04/16/2044	1,850,751	0.1
12,332,194 (6)	Ginnie Mae Series 2014-79 BI, 6.000%, 05/16/2044	2,823,033	0.1
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
4,803,297 (6)	Ginnie Mae Series 2014-99 S, 5.410%, (-1.000*US0001M + 5.600)%, 06/20/2044	$1,039,717	0.0
3,179,834	Ginnie Mae Series 2018-112 AL, 3.500%, 08/20/2048	3,384,939	0.1
3,912,361	Ginnie Mae Series 2018-126 A, 3.500%, 09/20/2048	4,157,550	0.1
49,134,801 (6)	Ginnie Mae Series 2019-145 LS, 2.640%, (-1.000*US0001M + 2.830)%, 11/20/2049	4,399,437	0.1
2,343,420 (1)(4)	GS Mortgage- Backed Securities Corp. Trust 2019-PJ2 A1, 4.000%, 11/25/2049	2,414,961	0.1
2,830,420 (1)(4)	GS Mortgage-Backed Securities Corp. Trust 2020-PJ2 A4, 3.500%, 07/25/2050	2,898,821	0.1
59,705	HarborView Mortgage Loan Trust 2005-2 2A1A, 0.634%, (US0001M + 0.440)%, 05/19/2035	54,181	0.0
227,731	HomeBanc Mortgage Trust 2004-1 2A, 1.045%, (US0001M + 0.860)%, 08/25/2029	216,102	0.0
3,000,000	HomeBanc Mortgage Trust 2005-4 M1, 0.655%, (US0001M + 0.470)%, 10/25/2035	2,899,106	0.1
2,978,011	IndyMac INDX Mortgage Loan Trust 2006-AR2 1A1B, 0.395%, (US0001M + 0.210)%, 04/25/2046	2,639,957	0.1
2,409,572	IndyMac INDX Mortgage Loan Trust 2006-AR2 2A1, 0.395%, (US0001M + 0.210)%, 02/25/2046	1,917,519	0.0
10,709 (4)	JP Morgan Mortgage Trust 2005-A1 6T1, 3.774%, 02/25/2035	10,093	0.0

See Accompanying Notes to Financial Statements
82

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
97,315 (4)	JP Morgan Mortgage Trust 2007-A1 5A5, 3.968%, 07/25/2035	$94,677	0.0
2,319,804 (1)(4)	JP Morgan Mortgage Trust 2017-3 1A13, 3.500%, 08/25/2047	2,413,580	0.1
4,387,259 (1)(4)	JP Morgan Mortgage Trust 2017-4 B1, 3.934%, 11/25/2048	4,575,089	0.1
1,610,003 (1)(4)	JP Morgan Mortgage Trust 2017-4 B2, 3.934%, 11/25/2048	1,652,381	0.1
1,044,077 (1)(4)	JP Morgan Mortgage Trust 2017-6 B3, 3.814%, 12/25/2048	1,060,040	0.0
1,612,730 (1)(4)	JP Morgan Mortgage Trust 2018-1 B1, 3.729%, 06/25/2048	1,626,571	0.1
1,612,730 (1)(4)	JP Morgan Mortgage Trust 2018-1 B2, 3.729%, 06/25/2048	1,611,978	0.0
1,992,195 (1)(4)	JP Morgan Mortgage Trust 2018-1 B3, 3.729%, 06/25/2048	1,981,028	0.1
1,428,865 (1)(4)	JP Morgan Mortgage Trust 2018-3 B1, 3.754%, 09/25/2048	1,449,404	0.0
1,287,312 (1)(4)	JP Morgan Mortgage Trust 2018-4 B1, 3.763%, 10/25/2048	1,288,153	0.0
332,089 (1)(4)	JP Morgan Mortgage Trust 2019-3 A3, 4.000%, 09/25/2049	342,217	0.0
810,584 (1)(4)	JP Morgan Mortgage Trust 2019-6 A3, 3.500%, 12/25/2049	831,037	0.0
2,460,395 (1)(4)	JP Morgan Mortgage Trust 2019-7 B2A, 3.191%, 02/25/2050	2,368,430	0.1
1,974,353 (1)(4)	JP Morgan Mortgage Trust 2019-8 B3A, 3.452%, 03/25/2050	1,905,443	0.1
1,033,930 (1)(4)	JP Morgan Mortgage Trust 2019-LTV2 A18, 4.000%, 12/25/2049	1,063,096	0.0
4,620,853,436 (1)(6)	L Street Securities 2017-PM1 XIO, 0.000%, 10/25/2048	2,752,642	0.1
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
8,271,834 (6)	Lehman Mortgage Trust 2006-9 2A5, 6.436%, (-1.000*US0001M + 6.620)%, 01/25/2037	$720,763	0.0
2,679,376	Lehman XS Trust Series 2005-5N 1A2, 0.545%, (US0001M + 0.360)%, 11/25/2035	2,205,905	0.1
314,988	Merrill Lynch Mortgage Investors Trust Series 2005-A6 2A3, 0.565%, (US0001M + 0.380)%, 08/25/2035	314,242	0.0
26,875	Merrill Lynch Mortgage Investors Trust Series MLCC 2005-3 5A, 0.435%, (US0001M + 0.250)%, 11/25/2035	25,037	0.0
2,000,000	Morgan Stanley Mortgage Loan Trust 2005-5AR 1B1, 1.985%, (US0001M + 1.800)%, 09/25/2035	1,946,771	0.1
1,545,466	Morgan Stanley Mortgage Loan Trust 2007-13 6A1, 6.000%, 10/25/2037	1,228,117	0.0
1,585,956 (1)(4)	New Residential Mortgage Loan Trust 2017-3A B2, 4.750%, 04/25/2057	1,694,277	0.1
18,558 (1)(4)	Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2001-R1A A, 7.000%, 02/19/2030	18,894	0.0
828,535 (1)	RBSSP Resecuritization Trust 2011-3 2A1, 0.418%, (US0001M + 0.250)%, 02/26/2037	818,293	0.0
54,054	Sequoia Mortgage Trust 2003-4 2A1, 0.540%, (US0001M + 0.350)%, 07/20/2033	50,621	0.0
27,054 (4)	Sequoia Mortgage Trust 2005-4 2A1, 4.413%, 04/20/2035	27,301	0.0

See Accompanying Notes to Financial Statements
83

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,220,006 (1)(4)	Sequoia Mortgage Trust 2014-3 B3, 3.934%, 10/25/2044	$1,233,478	0.0
1,195,970 (1)(4)	Sequoia Mortgage Trust 2014-4 B3, 3.869%, 11/25/2044	1,204,848	0.0
1,097,990 (1)(4)	Sequoia Mortgage Trust 2015-2 B3, 3.739%, 05/25/2045	1,115,264	0.0
1,237,019 (1)(4)	Sequoia Mortgage Trust 2015-3 B3, 3.701%, 07/25/2045	1,238,044	0.0
2,900,000 (1)(4)	Sequoia Mortgage Trust 2017-CH2 A13, 4.000%, 12/25/2047	3,048,090	0.1
945,658 (1)(4)	Sequoia Mortgage Trust 2018-CH1 A19, 4.000%, 02/25/2048	970,798	0.0
4,773,681 (1)(4)	Sequoia Mortgage Trust 2018-CH1 B1B, 4.469%, 02/25/2048	5,041,818	0.2
964,608 (1)(4)	Sequoia Mortgage Trust 2019-3 A2, 3.500%, 09/25/2049	992,328	0.0
1,849,639 (1)(4)	Sequoia Mortgage Trust 2019-CH2 A1, 4.500%, 08/25/2049	1,909,490	0.1
842,240 (1)(4)	Sequoia Mortgage Trust 2020-1 A19, 3.500%, 02/25/2050	876,678	0.0
1,500,000 (1)(4)	Sequoia Mortgage Trust 2020-1 A7, 3.500%, 02/25/2050	1,618,640	0.1
2,061,160 (1)(4)	Sequoia Mortgage Trust 2020-3 B3, 3.427%, 04/25/2050	1,900,251	0.1
698,000 (1)(4)	Starwood Mortgage Residential Trust 2020-1, 2.878%, 02/25/2050	617,830	0.0
219,662	Structured Asset Mortgage Investments II Trust 2005-AR5 A2, 0.444%, (US0001M + 0.250)%, 07/19/2035	204,044	0.0
92,706	Structured Asset Mortgage Investments II Trust 2005-AR5 A3, 0.444%, (US0001M + 0.250)%, 07/19/2035	88,291	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,475,878 (1)(7)	Verus Securitization Trust 2019-3 A2, 2.938% (Step Rate @ 3.938% on 07/25/2023), 07/25/2059	$1,470,590	0.0
7,722	WaMu Mortgage Pass Through Certificates Series 2002-AR2 A, 1.990%, (COF 11 + 1.250)%, 02/27/2034	7,412	0.0
22,050	WaMu Mortgage Pass Through Certificates Series 2002-AR9 1A, 2.904%, (12MTA + 1.400)%, 08/25/2042	20,539	0.0
34,277	WaMu Mortgage Pass Through Certificates Series 2005-AR1 A1A, 0.825%, (US0001M + 0.640)%, 01/25/2045	33,839	0.0
807,272 (4)	WaMu Mortgage Pass Through Certificates Series 2006-AR12 2A3, 3.219%, 10/25/2036	750,036	0.0
333,997	WaMu Mortgage Pass Through Certificates Series 2006-AR7 3A, 2.240%, (COF 11 + 1.500)%, 07/25/2046	301,018	0.0
55,209,747 (4)(6)	WaMu Mortgage Pass-Through Certificates Series 2005-AR11 X, 2.443%, 08/25/2045	2,651,531	0.1
1,759,009	WaMu Mortgage Pass-Through Certificates Series 2005-AR13 A1C3, 0.675%, (US0001M + 0.490)%, 10/25/2045	1,662,744	0.0

See Accompanying Notes to Financial Statements
84

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
679,604 (4)	WaMu Mortgage Pass-Through Certificates Series 2006-AR12 1A1, 3.711%, 10/25/2036	$643,921	0.0
1,293,224 (4)	WaMu Mortgage Pass-Through Certificates Series 2006-AR16 2A1, 3.332%, 12/25/2036	1,177,347	0.0
2,351,724 (4)	WaMu Mortgage Pass-Through Certificates Series 2006-AR8 1A4, 3.913%, 08/25/2046	2,172,369	0.1
3,028,039 (4)	WaMu Mortgage Pass-Through Certificates Series 2007-HY4 1A1, 3.185%, 04/25/2037	2,643,189	0.1
1,959,669 (4)	WaMu Mortgage Pass-Through Certificates Series 2007-HY7 2A2, 3.352%, 07/25/2037	1,685,382	0.1
2,804,609	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-11 A1, 5.750%, 01/25/2036	2,606,049	0.1
242,179	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-8 1A2, 5.500%, 10/25/2035	240,863	0.0
1,846,437	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-AR10 Trust, 0.285%, (US0001M + 0.100)%, 12/25/2036	1,223,744	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
4,157,913	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-AR6 2A, 2.464%, (12MTA + 0.960)%, 08/25/2046	$2,745,034	0.1
1,577,207	Wells Fargo Alternative Loan 2007-PA2 2A1, 0.615%, (US0001M + 0.430)%, 06/25/2037	1,245,671	0.0
143,737 (4)	Wells Fargo Mortgage Backed Securities 2005-AR7 1A1, 4.115%, 05/25/2035	143,115	0.0
365,181 (4)	Wells Fargo Mortgage Backed Securities 2006-AR4 2A4, 4.018%, 04/25/2036	343,562	0.0
1,489,494 (1)(4)	Wells Fargo Mortgage Backed Securities 2020-1 B2 Trust, 3.458%, 12/25/2049	1,459,991	0.1
1,040,278 (1)(4)	WinWater Mortgage Loan Trust 2015-5 B4, 3.777%, 08/20/2045	1,044,699	0.0
12,156,621	Other Securities	11,419,845	0.3
	Total Collateralized Mortgage Obligations (Cost $663,653,731)	691,281,574	19.6
MUNICIPAL BONDS: 0.1%
	California: 0.1%
1,600,000	Other Securities	2,314,037	0.1
	Total Municipal Bonds (Cost $1,600,773)	2,314,037	0.1
U.S. TREASURY OBLIGATIONS: 5.2%
	U.S. Treasury Bonds: 2.8%
31,947,000	0.625%,05/15/2030	31,854,653	0.9
30,298,000	1.125%,05/15/2040	30,020,466	0.8
32,718,000	2.000%,02/15/2050	37,460,832	1.1
		99,335,951	2.8

See Accompanying Notes to Financial Statements
85

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. TREASURY OBLIGATIONS: (continued)
	U.S. Treasury Notes: 2.4%
27,656,000	0.125%,06/30/2022	$27,641,956	0.8
25,719,000	0.250%,06/15/2023	25,775,260	0.7
13,151,000	0.250%,06/30/2025	13,126,599	0.4
17,443,000	0.500%,06/30/2027	17,455,946	0.5
		83,999,761	2.4
	Total U.S. Treasury Obligations (Cost $182,511,031)	183,335,712	5.2
U.S. GOVERNMENT AGENCY OBLIGATIONS: 13.0%
	Federal Home Loan Mortgage Corporation: 4.1%(8)
9,065,306	3.000%,10/01/2046	9,835,222	0.3
7,943,579	3.000%,10/01/2046	8,442,782	0.3
10,229,379	3.000%,03/01/2048	10,867,760	0.3
521,734	3.231%, (US0012M + 1.721)%,06/01/2035	549,734	0.0
7,828,495	3.500%,12/01/2046	8,424,118	0.2
20,279,677	3.500%,03/01/2048	22,169,686	0.6
65,688	3.637%, (US0012M + 1.345)%,09/01/2035	68,129	0.0
4,905	3.750%, (H15T1Y + 2.250)%,04/01/2032	4,941	0.0
2,865	3.750%, (H15T1Y + 2.250)%,03/01/2036	3,024	0.0
9,247	4.039%, (H15T1Y + 2.250)%,11/01/2031	9,298	0.0
19,233	4.105%, (H15T1Y + 2.250)%,11/01/2035	20,223	0.0
2,126	4.147%, (H15T1Y + 2.210)%,06/01/2024	2,134	0.0
182,714	4.501%, (H15T1Y + 2.462)%,01/01/2029	183,453	0.0
76,824,662	2.500%-6.500%, 11/01/2021- 06/01/2048	83,543,048	2.4
		144,123,552	4.1
	Federal National Mortgage Association: 0.0%(8)
1,684,723	2.462%-4.175%, 09/01/2031- 10/01/2044	1,712,050	0.0
	Government National Mortgage Association: 1.2%
7,700,000 (9)	2.500%,08/01/2050	8,086,203	0.2
11,452,156	3.500%,12/20/2047	12,291,813	0.4
20,724,271 (4)	3.500%-5.500%, 11/15/2035- 10/20/2060	22,573,796	0.6
		42,951,812	1.2
Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities: 7.7%
9,260,451	3.000%,04/01/2045	$10,012,272	0.3
10,624,683	3.000%,01/01/2047	11,246,061	0.3
26,220,656	3.500%,08/01/2046	28,677,859	0.8
12,634,733	3.500%,07/01/2048	13,807,906	0.4
8,556,229	4.000%,12/01/2039	9,388,299	0.3
9,231,606	4.000%,09/01/2048	10,035,733	0.3
169,917,724 (9)	2.500%-7.500%, 02/01/2021- 07/25/2050	187,078,815	5.3
		270,246,945	7.7
	Total U.S. Government Agency Obligations (Cost $431,772,318)	459,034,359	13.0
ASSET-BACKED SECURITIES: 9.5%
	Automobile Asset-Backed Securities: 0.6%
1,750,000 (1)	OSCAR US Funding Trust VII LLC 2017-2A A4, 2.760%, 12/10/2024	1,772,789	0.1
1,250,000 (1)	Tesla Auto Lease Trust 2018-B C, 4.360%, 10/20/2021	1,275,117	0.0
16,750,000	Other Securities	17,184,352	0.5
		20,232,258	0.6
	Home Equity Asset-Backed Securities: 0.2%
1,358,209 (1)(4)	ACE Securities Corp. Mortgage Loan Trust Series 2007-D1 A2, 6.336%, 02/25/2038	1,286,680	0.0
882,679	Home Equity Asset Trust 2005-2 M5, 1.280%, (US0001M + 1.095)%, 07/25/2035	882,665	0.0
2,362,690	Morgan Stanley ABS Capital I, Inc. Trust 2005-NC2 M4, 1.100%, (US0001M + 0.915)%, 03/25/2035	2,343,752	0.1
532,777	New Century Home Equity Loan Trust 2005-2 M3, 0.920%, (US0001M + 0.735)%, 06/25/2035	526,939	0.0

See Accompanying Notes to Financial Statements
86

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Home Equity Asset-Backed Securities (continued) br 0.2%
51,624	Renaissance Home Equity Loan Trust 2003-2 A, 1.065%, (US0001M + 0.880)%, 08/25/2033	$48,331	0.0
57,512	Securitized Asset Backed Receivables LLC Trust 2006-WM4 A2A, 0.265%, (US0001M + 0.080)%, 11/25/2036	21,235	0.0
2,068,952	Other Securities	2,177,968	0.1
		7,287,570	0.2
	Other Asset-Backed Securities: 7.9%
1,421,793 (1)	Ajax Mortgage Loan Trust 2018-A A, 3.850%, 04/25/2058	1,305,568	0.0
1,625,245 (1)(4)	Ajax Mortgage Loan Trust 2018-C A, 4.360%, 09/25/2065	1,709,150	0.1
9,000,000 (1)	Allegany Park CLO Ltd. 2019-1A A, 3.164%, (US0003M + 1.330)%, 01/20/2033	8,821,458	0.3
2,473,265 (1)(4)(6)(10)	American Homes 4 Rent 2015-SFR1 XS, 3.230%, 04/17/2052	—	—
9,500,000 (1)	Apidos CLO XXXII 2019-32A A1, 3.003%, (US0003M + 1.320)%, 01/20/2033	9,323,310	0.3
4,500,000 (1)	Apidos CLO XXXIII 2020-33A A, 2.000%, (US0003M + 1.700)%, 07/24/2031	4,499,950	0.1
8,000,000 (1)	ARES XLVI CLO Ltd. 2017-46A A2, 2.449%, (US0003M + 1.230)%, 01/15/2030	7,687,856	0.2
3,470,000 (1)	Babson CLO Ltd. 2017-1A A2, 2.485%, (US0003M + 1.350)%, 07/18/2029	3,351,732	0.1
4,393,000 (1)	Babson CLO Ltd. 2018-3A A2, 2.435%, (US0003M + 1.300)%, 07/20/2029	4,240,115	0.1
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
1,600,000 (1)	Bain Capital Credit CLO 2017-1A A2, 2.485%, (US0003M + 1.350)%, 07/20/2030	$1,555,848	0.0
3,200,000 (1)	Beechwood Park CLO Ltd. 2019-1A A1, 3.233%, (US0003M + 1.330)%, 01/17/2033	3,141,776	0.1
9,020,000 (1)	Benefit Street Partners CLO II Ltd. 2013-IIA A1R, 2.469%, (US0003M + 1.250)%, 07/15/2029	8,901,694	0.3
5,000,000 (1)	Benefit Street Partners CLO XIX Ltd. 2019-19A A, 3.228%, (US0003M + 1.350)%, 01/15/2033	4,889,405	0.1
5,070,000 (1)	BlueMountain CLO 2015-1A BR, 3.811%, (US0003M + 2.500)%, 04/13/2027	5,025,739	0.1
3,490,000 (1)	Broad River BSL Funding CLO 2020-1A A, 2.061%, (US0003M + 1.850)%, 04/20/2029	3,485,791	0.1
4,000,000 (1)	Carbone CLO Ltd. 2017-1A A1, 2.275%, (US0003M + 1.140)%, 01/20/2031	3,899,104	0.1
2,400,000 (1)	Carlyle Global Market Strategies CLO Ltd. 2014-1A A2R2, 2.265%, (US0003M + 1.130)%, 04/17/2031	2,273,112	0.1
55,298	Chase Funding Trust Series 2002-4 2A1, 0.925%, (US0001M + 0.740)%, 10/25/2032	54,209	0.0
106,708	Chase Funding Trust Series 2003-5 2A2, 0.785%, (US0001M + 0.600)%, 07/25/2033	98,641	0.0
3,750,000 (1)	CIFC Funding 2013-2A A1LR, 2.345%, (US0003M + 1.210)%, 10/18/2030	3,693,720	0.1

See Accompanying Notes to Financial Statements
87

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
3,453,000 (1)	CIFC Funding 2017-2A A Ltd., 2.375%, (US0003M + 1.240)%, 04/20/2030	$3,406,878	0.1
3,000,000 (1)	CIFC Funding 2017-2A C, 3.485%, (US0003M + 2.350)%, 04/20/2030	2,898,528	0.1
4,000,000 (1)	CIFC Funding 2019-6A A1 Ltd., 2.506%, (US0003M + 1.330)%, 01/16/2033	3,928,152	0.1
2,766,000 (1)	Cole Park CLO Ltd. 2015-1A CR, 3.135%, (US0003M + 2.000)%, 10/20/2028	2,707,184	0.1
9,919	Countrywide Asset-Backed Certificates 2006-26 2A3, 0.355%, (US0001M + 0.170)%, 06/25/2037	9,936	0.0
5,921,102	Credit-Based Asset Servicing & Securitization LLC 2006-CB8 A2C, 0.335%, (US0001M + 0.150)%, 10/25/2036	5,182,264	0.2
942,875 (1)	DB Master Finance LLC 2019-1A A23, 4.352%, 05/20/2049	1,024,451	0.0
496,250 (1)	DB Master Finance LLC 2019-1A A2II, 4.021%, 05/20/2049	524,997	0.0
12,160,000 (1)	Dewolf Park Clo Ltd. 2017-1A A, 2.429%, (US0003M + 1.210)%, 10/15/2030	11,931,234	0.3
1,382,500 (1)	Driven Brands Funding LLC 2019-1A A2, 4.641%, 04/20/2049	1,464,385	0.0
1,200,000 (1)	Dryden 55 CLO Ltd. 2018-55A A1, 2.239%, (US0003M + 1.020)%, 04/15/2031	1,174,897	0.0
8,610,000 (1)	Dryden Senior Loan Fund 2017-47A A2, 2.569%, (US0003M + 1.350)%, 04/15/2028	8,330,743	0.3
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
7,460,000 (1)	Dryden XXVIII Senior Loan Fund 2013-28A A1LR, 1.592%, (US0003M + 1.200)%, 08/15/2030	$7,342,878	0.2
3,662,325 (1)	Five Guys Holdings, Inc. 2017-1A A2, 4.600%, 07/25/2047	3,694,896	0.1
4,250,000 (1)	Galaxy XIX CLO Ltd. 2015-19A A1R, 2.240%, (US0003M + 1.220)%, 07/24/2030	4,171,405	0.1
2,100,000 (1)	Gilbert Park CLO Ltd. 2017-1A A, 2.409%, (US0003M + 1.190)%, 10/15/2030	2,063,355	0.1
120,595	GSAMP Trust 2007-FM1 A2A, 0.255%, (US0001M + 0.070)%, 12/25/2036	65,971	0.0
2,160,790 (1)	HERO Funding Trust 2015-2A A, 3.990%, 09/20/2040	2,254,534	0.1
2,000,000 (1)	Jay Park CLO Ltd. 2016-1A BR, 3.135%, (US0003M + 2.000)%, 10/20/2027	1,942,374	0.1
1,600,000 (1)	Jersey Mike’s Funding 2019-1A A2, 4.433%, 02/15/2050	1,576,768	0.0
4,300,000 (1)(9)	KKR CLO 21 A Ltd., 2.219%, (US0003M + 1.000)%, 04/15/2031	4,154,036	0.1
10,000,000 (1)	LCM 26A A2 Ltd., 2.385%, (US0003M + 1.250)%, 01/20/2031	9,586,170	0.2
6,308,000 (1)	LCM XIV L.P. 14A AR, 2.175%, (US0003M + 1.040)%, 07/20/2031	6,106,649	0.2
58,753	Long Beach Mortgage Loan Trust 2004-4 1A1, 0.745%, (US0001M + 0.560)%, 10/25/2034	51,336	0.0
2,120,000 (1)	Madison Park Funding XV Ltd. 2014-15A B1R, 3.191%, (US0003M + 2.200)%, 01/27/2026	2,113,812	0.1

See Accompanying Notes to Financial Statements
88

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
5,150,000 (1)	Madison Park Funding XXXV Ltd. 2019-35A A2A, 2.785%, (US0003M + 1.650)%, 04/20/2031	$5,088,710	0.1
4,600,000 (1)	Magnetite CLO Ltd. 2020-26A A, 1.949%, (US0003M + 1.750)%, 07/15/2030	4,602,355	0.1
1,466,759 (1)	Marlette Funding Trust 2018-1A C, 3.690%, 03/15/2028	1,462,063	0.0
1,750,000 (1)	Marlette Funding Trust 2019-2A C, 4.110%, 07/16/2029	1,532,067	0.1
2,370,311 (1)	Mosaic Solar Loan Trust 2018-1A A, 4.010%, 06/22/2043	2,402,962	0.1
1,393,133 (1)	Mosaic Solar Loan Trust 2018-2-GS B, 4.740%, 02/22/2044	1,400,217	0.0
2,862,812 (1)	Mosaic Solar Loans 2017-2A A LLC, 3.820%, 06/22/2043	2,955,347	0.1
2,000,000 (1)	Neuberger Berman Loan Advisers CLO 33 Ltd. 2019-33A C, 3.626%, (US0003M + 2.450)%, 10/16/2032	1,953,548	0.1
5,100,000 (1)	Oaktree CLO 2020-1A A Ltd., 2.345%, (US0003M + 2.000)%, 07/15/2029	5,108,435	0.1
3,500,000 (1)	OCP CLO 2020-18A A Ltd., 2.053%, (US0003M + 1.800)%, 04/20/2030	3,506,920	0.1
4,000,000 (1)	OCP CLO 2020-19 A A1 Ltd., 2.070%, (US0003M + 1.750)%, 07/20/2031	3,999,492	0.1
4,510,000 (1)	Octagon Investment Partners 30 Ltd. 2017-1A A1, 2.455%, (US0003M + 1.320)%, 03/17/2030	4,429,447	0.1
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
3,000,000 (1)	Octagon Investment Partners Ltd. 2017-1A A2, 2.569%, (US0003M + 1.350)%, 07/15/2029	$2,901,126	0.1
2,250,000 (1)	Octagon Investment Partners XIV Ltd. 2012-1A A1BR, 2.594%, (US0003M + 1.375)%, 07/15/2029	2,178,844	0.1
4,000,000 (1)	Octagon Investment Partners XV Ltd. 2013-1A A2R, 2.485%, (US0003M + 1.350)%, 07/19/2030	3,871,648	0.1
4,250,000 (1)	Octagon Investment Partners XVII Ltd. 2013-1A A1R2, 1.991%, (US0003M + 1.000)%, 01/25/2031	4,133,894	0.1
8,000,000 (1)	OHA Loan Funding 2015-1A A1R2 Ltd., 1.732%, (US0003M + 1.340)%, 11/15/2032	7,811,216	0.2
5,515,000 (1)	Palmer Square CLO 2015-2A A1R2 Ltd., 2.235%, (US0003M + 1.100)%, 07/20/2030	5,403,558	0.1
3,000,000 (1)	Palmer Square CLO 2018-1A A1 Ltd., 2.165%, (US0003M + 1.030)%, 04/18/2031	2,935,158	0.1
2,000,000 (1)	Palmer Square Loan Funding 2018-1A C Ltd., 3.069%, (US0003M + 1.850)%, 04/15/2026	1,893,506	0.1
900,000 (1)(9)	Palmer Square Loan Funding 2018-2A C Ltd., 3.169%, (US0003M + 1.950)%, 07/15/2026	850,125	0.0
1,363,888	Park Place Securities, Inc. Asset-Backed Pass-Through Ctfs Ser 2005-WHQ1 M4, 1.265%, (US0001M + 1.080)%, 03/25/2035	1,368,208	0.0

See Accompanying Notes to Financial Statements
89

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
4,375,000 (1)	Sofi Consumer Loan Program 2018-1 C Trust, 3.970%, 02/25/2027	$4,007,245	0.1
1,500,000 (1)	Sofi Consumer Loan Program 2018-2 C Trust, 4.250%, 04/26/2027	1,408,750	0.1
3,200,000 (1)	Sofi Consumer Loan Program 2018-3 C Trust, 4.670%, 08/25/2027	2,810,635	0.1
1,000,000 (1)	SoFi Consumer Loan Program 2019-2 D Trust, 4.200%, 04/25/2028	886,366	0.0
1,544,833 (1)	Sonic Capital LLC 2020-1A A2I, 3.845%, 01/20/2050	1,628,311	0.1
2,060,000 (1)	Sound Point CLO XXV Ltd. 2019-4A A1A, 3.231%, (US0003M + 1.400)%, 01/15/2033	1,985,259	0.1
1,922,025 (1)	Sunrun Athena Issuer 2018-1 A LLC, 5.310%, 04/30/2049	1,824,338	0.1
1,773,000 (1)	Taco Bell Funding LLC 2018-1A A2II, 4.940%, 11/25/2048	1,923,952	0.1
5,500,000 (1)	TES LLC 2017-1A B, 7.740%, 10/20/2047	4,893,567	0.1
2,370,566 (1)	THL Credit Wind River 2013-2A AR CLO Ltd., 2.365%, (US0003M + 1.230)%, 10/18/2030	2,322,984	0.1
9,500,000 (1)	THL Credit Wind River 2016-2A A1R CLO Ltd., 1.877%, (US0003M + 1.190)%, 11/01/2031	9,244,516	0.2
1,500,000 (1)(4)	Towd Point Mortgage Trust 2017-3 M1, 3.500%, 07/25/2057	1,570,183	0.0
1,657,500 (1)	Wendys Funding LLC 2018-1A A2I, 3.573%, 03/15/2048	1,719,988	0.1
2,198,815	Other Securities	2,218,310	0.1
		275,899,261	7.9
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Student Loan Asset-Backed Securities: 0.8%
1,101,813 (1)	Commonbond Student Loan Trust 2017-BGS B, 3.260%, 09/25/2042	$1,129,601	0.0
805,182 (1)	Commonbond Student Loan Trust 2018-AGS A1, 3.210%, 02/25/2044	828,403	0.0
1,549,153 (1)	Commonbond Student Loan Trust 2018-BGS B, 3.990%, 09/25/2045	1,593,787	0.1
781,758 (1)	DRB Prime Student Loan Trust 2015-B A2, 3.170%, 07/25/2031	790,494	0.0
1,056,075 (1)	DRB Prime Student Loan Trust 2015-D A2, 3.200%, 01/25/2040	1,072,544	0.0
295,614 (1)	Earnest Student Loan Program, LLC 2016-C B, 4.460%, 01/26/2037	300,898	0.0
750,000 (1)	Navient Private Education Loan Trust 2014-AA A3, 1.785%, (US0001M + 1.600)%, 10/15/2031	750,927	0.0
2,000,000 (1)	Navient Private Education Refi Loan Trust 2018-A B, 3.680%, 02/18/2042	2,037,217	0.1
2,800,000 (1)	Navient Private Education Refi Loan Trust 2019-A A2A, 3.420%, 01/15/2043	2,870,733	0.1
1,550,000 (1)	SMB Private Education Loan Trust 2014-A C, 4.500%, 09/15/2045	1,353,551	0.0
1,500,000 (1)	SMB Private Education Loan Trust 2017-A B, 3.500%, 06/17/2041	1,492,426	0.1
111,126 (1)	SoFi Professional Loan Program 2015-C A2, 2.510%, 08/25/2033	112,053	0.0

See Accompanying Notes to Financial Statements
90

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Student Loan Asset-Backed Securities (continued)
2,500,000 (1)(4)	SoFi Professional Loan Program 2017-C B, 3.560%, 07/25/2040	$2,422,480	0.1
2,100,000 (1)	SoFi Professional Loan Program 2017-F BFX LLC, 3.620%, 01/25/2041	2,194,445	0.1
2,200,000 (1)	Sofi Professional Loan Program 2018-A B LLC, 3.610%, 02/25/2042	2,204,926	0.1
5,000,000 (1)	Sofi Professional Loan Program 2018-B BFX Trust, 3.830%, 08/25/2047	4,884,596	0.1
2,000,000 (1)	Sofi Professional Loan Program 2018-C A2FX Trust, 3.590%, 01/25/2048	2,090,288	0.0
1,000,000 (1)	Sofi Professional Loan Program 2018-D BFX Trust, 4.140%, 02/25/2048	1,056,487	0.0
		29,185,856	0.8
	Total Asset-Backed Securities (Cost $336,756,631)	332,604,945	9.5
COMMERCIAL MORTGAGE-BACKED SECURITIES: 5.9%
12,712,248 (4)(6)	BANK 2019-BNK16 XA, 1.125%, 02/15/2052	809,106	0.0
2,600,000 (1)	BANK 2019-BNK18 D, 3.000%, 05/15/2062	2,014,635	0.1
3,360,000 (4)	Bank 2019-BNK19 C, 4.169%, 08/15/2061	3,053,361	0.1
51,131,990 (4)(6)	Bank 2019-BNK19 XA, 1.097%, 08/15/2061	3,547,681	0.1
22,800,000 (1)(4)(6)	BBCCRE Trust 2015-GTP XA, 0.749%, 08/10/2033	657,602	0.0
27,795,554 (4)(6)	Benchmark 2019-B12 XA Mortgage Trust, 1.205%, 08/15/2052	1,822,983	0.1
19,658,103 (4)(6)	Benchmark 2019-B9 XA Mortgage Trust, 1.212%, 03/15/2052	1,410,038	0.0
Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
2,290,000 (1)	BHP Trust 2019-BXHP D, 1.956%, (US0001M + 1.771)%, 08/15/2036	$2,006,895	0.1
2,330,000 (1)	BHP Trust 2019-BXHP E, 2.752%, (US0001M + 2.568)%, 08/15/2036	1,938,227	0.1
5,718,072 (1)	BX Commercial Mortgage Trust 2019-XL G, 2.485%, (US0001M + 2.300)%, 10/15/2036	5,515,691	0.2
5,321,581 (1)	BX Commercial Mortgage Trust 2019-XL J, 2.835%, (US0001M + 2.650)%, 10/15/2036	5,050,712	0.1
4,191,000 (1)	BX Commercial Mortgage Trust 2020-BXLP G, 2.685%, (US0001M + 2.500)%, 12/15/2029	4,003,182	0.1
2,520,000 (1)	BX Trust 2019-MMP E, 2.085%, (US0001M + 1.900)%, 08/15/2036	2,355,489	0.1
2,280,000 (1)(4)	BX Trust 2019-OC11 E, 4.076%, 12/09/2041	2,053,202	0.0
19,929,823 (4)(6)	CD 2016-CD1 Mortgage Trust XA, 1.532%, 08/10/2049	1,184,071	0.0
3,951,241 (1)(4)	CFCRE Commercial Mortgage Trust 2011-C1 E, 6.292%, 04/15/2044	3,608,477	0.1
4,120,000 (1)	Citigroup Commercial Mortgage Trust 2016-C2 E, 4.594%, 08/10/2049	2,438,623	0.1
35,452,313 (4)(6)	Citigroup Commercial Mortgage Trust 2017-P8 XA, 1.054%, 09/15/2050	1,776,101	0.0
58,677,604 (4)(6)	Citigroup Commercial Mortgage Trust 2018-C5 XA, 0.755%, 06/10/2051	2,565,402	0.1

See Accompanying Notes to Financial Statements
91

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
2,101,000 (1)(4)	Citigroup COmmercial Mortgage Trust 2018-C6 D, 5.235%, 11/10/2051	$1,842,923	0.0
13,989,883 (4)(6)	COMM 2012-CR2 XA, 1.790%, 08/15/2045	349,673	0.0
24,863,262 (4)(6)	COMM 2012-CR3 XA, 2.011%, 10/15/2045	759,836	0.0
65,166,000 (1)(4)(6)	COMM 2012-CR4 XB, 0.766%, 10/15/2045	899,441	0.0
19,992,290 (4)(6)	COMM 2012-CR5 XA, 1.664%, 12/10/2045	579,409	0.0
27,650,415 (1)(4)(6)	COMM 2012-LC4 XA, 2.284%, 12/10/2044	662,396	0.0
1,910,000 (1)(4)	COMM 2013-CR10 E Mortgage Trust, 4.949%, 08/10/2046	1,609,677	0.1
1,640,000 (4)	COMM 2015-CCRE26 D Mortgage Trust, 3.630%, 10/10/2048	1,166,240	0.1
910,000 (4)	COMM 2016-COR1 C, 4.529%, 10/10/2049	820,268	0.0
81,309,806 (4)(6)	COMM 2016-CR28 XA, 0.775%, 02/10/2049	2,193,999	0.1
5,920,000	COMM 2018-COR3 A3 Mortgage Trust, 4.228%, 05/10/2051	6,959,874	0.2
3,906,000 (1)(4)	COMM 2020-CBM F Mortgage Trust, 3.754%, 11/13/2039	3,132,348	0.1
3,247,076 (1)(4)	DBUBS 2011-LC2 E Mortgage Trust, 5.714%, 07/10/2044	2,504,739	0.1
5,150,000 (1)	DBUBS 2011-LC2A F Mortgage Trust, 3.823%, (US0001M + 3.650)%, 07/10/2044	3,635,907	0.1
3,329,275 (4)(6)	Freddie Mac Multifamily Structured Pass Through Certificates K008 X3, 5.442%, 08/25/2020	21,217	0.0
Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
36,470,000 (4)(6)	Freddie Mac Multifamily Structured Pass Through Certificates K020 X3, 1.937%, 05/25/2040	$1,206,201	0.1
43,645,444 (4)(6)	Freddie Mac Multifamily Structured Pass Through Certificates K023 X1, 1.357%, 08/25/2022	978,544	0.0
22,000,000 (4)(6)	Freddie Mac Multifamily Structured Pass Through Certificates K028 X3, 1.719%, 06/25/2041	905,819	0.0
27,650,000 (4)(6)	Freddie Mac Multifamily Structured Pass Through Certificates K029 X3, 1.647%, 05/25/2041	1,153,464	0.1
10,700,000 (4)(6)	Freddie Mac Multifamily Structured Pass Through Certificates K035 X3, 1.852%, 12/25/2041	476,588	0.0
527,461,739 (1)(6)	FREMF Mortgage Trust 2012-K17 X2A, 0.100%, 12/25/2044	549,668	0.0
2,920,000 (1)	GS Mortgage Securities Corp. II 2018-RIVR E, 1.735%, (US0001M + 1.550)%, 07/15/2035	2,614,692	0.1
2,300,000 (1)(4)	GS Mortgage Securities Trust 2010-C2 D, 5.352%, 12/10/2043	2,270,569	0.1
4,400,000 (1)(4)	GS Mortgage Securities Trust 2010-C2 F, 4.548%, 12/10/2043	4,187,294	0.1
2,740,000 (1)(4)	GS Mortgage Securities Trust 2010-C2 G, 4.548%, 12/10/2043	2,654,082	0.1

See Accompanying Notes to Financial Statements
92

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
3,070,000 (1)	GS Mortgage Securities Trust 2013-GC16 G, 3.500%, 11/10/2046	$2,209,378	0.0
30,170,502 (4)(6)	GS Mortgage Securities Trust 2013-GC16 XA, 1.206%, 11/10/2046	859,778	0.0
46,146,012 (4)(6)	GS Mortgage Securities Trust 2014-GC22 XA, 1.139%, 06/10/2047	1,131,823	0.0
6,930,000 (1)(4)	GS Mortgage Securities Trust 2019-GC40 DBD, 3.668%, 07/10/2052	6,470,034	0.2
5,310,000 (1)(4)	GS Mortgage Securities Trust 2019-GC40 DBE, 3.668%, 07/10/2052	4,697,494	0.1
105,757,940 (4)(6)	GS Mortgage Securities Trust 2019-GC42 XA, 0.814%, 09/01/2052	6,350,204	0.2
1,960,000 (1)(4)	Jackson Park Trust 2019-LIC F, 3.242%, 10/14/2039	1,636,577	0.0
28,840,083 (4)(6)	JP Morgan Chase Commercial Mortgage Securities Trust 2012-CIBX XA, 1.645%, 06/15/2045	442,589	0.0
43,398,307 (4)(6)	JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP4 XA, 0.822%, 12/15/2049	1,248,860	0.0
3,720,000 (1)(4)	JPMBB Commercial Mortgage Securities Trust 2013-C17 D, 5.053%, 01/15/2047	2,976,031	0.1
1,560,000 (1)(4)	JPMBB Commercial Mortgage Securities Trust 2014-C26 D, 4.022%, 01/15/2048	1,329,979	0.0
2,093,809 (4)(6)	JPMBB Commercial Mortgage Securities Trust 2015-C28 XA, 1.112%, 10/15/2048	73,951	0.0
6,560,000	JPMCC Commercial Mortgage Securities Trust 2019-COR4 A5, 4.029%, 03/10/2052	7,682,875	0.2
Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
5,610,000 (1)(4)	JPMCC Re-REMIC Trust 2015-FRR2 AK36, 2.184%, 12/27/2046	$5,571,739	0.2
1,000,000 (1)	KNDL 2019-KNSQ F Mortgage Trust, 2.185%, (US0001M + 2.000)%, 05/15/2036	932,126	0.0
1,836,899 (1)(4)(6)	LB-UBS Commercial Mortgage Trust 2006-C7 XCL, 0.877%, 11/15/2038	5,454	0.0
9,597,007 (1)(4)(6)	LB-UBS Commercial Mortgage Trust 2006-C7 XW, 0.877%, 11/15/2038	28,493	0.0
1,706,000 (1)(4)	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C15 D, 5.071%, 04/15/2047	1,366,702	0.0
1,525,000 (1)(4)	Morgan Stanley Capital I Trust 2011-C1 D, 5.684%, 09/15/2047	1,516,312	0.1
3,890,000 (1)(4)	Morgan Stanley Capital I Trust 2016-BNK2 E, 4.034%, 11/15/2049	2,173,278	0.1
3,943,000	Morgan Stanley Capital I Trust 2019-H6 A4, 3.417%, 06/15/2052	4,467,592	0.1
1,900,000	Morgan Stanley Capital I, Inc. 2017-HR2 D, 2.730%, 12/15/2050	1,265,013	0.0
2,920,000 (1)	MRCD 2019-PARK E Mortgage Trust, 2.718%, 12/15/2036	2,718,053	0.1
3,556,000 (1)	MRCD 2019-PARK F Mortgage Trust, 2.718%, 12/15/2036	3,252,664	0.1
2,440,000 (1)	One Bryant Park Trust 2019-OBP A, 2.516%, 09/13/2049	2,598,273	0.1
2,060,000 (1)(4)	UBS-Barclays Commercial Mortgage Trust 2012-C4 D, 4.621%, 12/10/2045	1,149,057	0.0

See Accompanying Notes to Financial Statements
93

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
3,520,000 (1)(4)	UBS-Barclays Commercial Mortgage Trust 2012-C4 E, 4.621%, 12/10/2045	$1,743,753	0.0
28,138,747 (4)(6)	Wells Fargo Commercial Mortgage Trust 2014-LC18 XA, 1.188%, 12/15/2047	1,026,524	0.0
4,580,000	Wells Fargo Commercial Mortgage Trust 2018-C44 A5, 4.212%, 05/15/2051	5,370,962	0.2
9,412,500	Wells Fargo Commercial Mortgage Trust 2019-C54 A4, 3.146%, 12/15/2052	10,532,974	0.3
1,630,000 (1)(4)	WFRBS Commercial Mortgage Trust 2011-C5 E, 5.845%, 11/15/2044	1,282,254	0.0
19,601,612 (1)(4)(6)	WFRBS Commercial Mortgage Trust 2012-C8 XA, 1.964%, 08/15/2045	534,491	0.0
9,020,000 (1)(4)	WFRBS Commercial Mortgage Trust 2013-C11 F, 4.399%, 03/15/2045	5,722,286	0.2
6,583,000 (1)	WFRBS Commercial Mortgage Trust 2013-C12 E, 3.500%, 03/15/2048	4,976,624	0.2
44,648,379 (1)(4)(6)	WFRBS Commercial Mortgage Trust 2013-C12 XA, 1.343%, 03/15/2048	1,129,417	0.0
8,510,000 (4)	WFRBS Commercial Mortgage Trust 2014-LC14 C, 4.344%, 03/15/2047	7,885,510	0.2
11,409,225	Other Securities	12,554,267	0.4
	Total Commercial Mortgage-Backed Securities (Cost $225,366,761)	208,859,737	5.9

Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: 21.1%
	Affiliated Investment Companies: 21.1%
9,187,266	Voya Emerging Markets Corporate Debt Fund - Class P	$90,586,440	2.6
13,895,291	Voya Emerging Markets Hard Currency Debt Fund - Class P	130,059,926	3.7
8,199,716	Voya Emerging Markets Local Currency Debt Fund - Class P	54,692,104	1.5
2,782,589	Voya Floating Rate Fund - Class P	23,735,482	0.7
13,492,382	Voya High Yield Bond Fund - Class P	100,788,092	2.9
14,578,445	Voya Investment Grade Credit Fund - Class P	170,276,243	4.8
18,732,107	Voya Securitized Credit Fund - Class P	174,395,920	4.9
	Total Mutual Funds (Cost $764,119,659)	744,534,207	21.1

	Value	Percentage of Net Assets
PURCHASED OPTIONS(11): 0.0%
Total Purchased Options (Cost $1,818,276)	1,017,214	0.0
Total Long-Term Investments (Cost $3,404,642,441)	3,485,789,395	98.9

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.7%
	Floating Rate Notes: 0.0%
600,000 (12)	Mizuho Financial Group Inc., 0.290%, 07/30/2020	600,060	0.0
950,000 (12)	Svenska Handelsbanken AB, 0.330%, 07/07/2020	950,032	0.0

See Accompanying Notes to Financial Statements
94

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Floating Rate Notes (continued)
	Total Floating Rate Notes (Cost $1,550,092)	$1,550,092	0.0
	Repurchase Agreements: 0.8%
2,085,854 (12)	BNP Paribas S.A., Repurchase Agreement dated 06/30/20, 0.24%, due 07/01/20 (Repurchase Amount $2,085,868, collateralized by various U.S. Government Securities, 1.106%-6.500%, Market Value plus accrued interest $2,190,147, due 08/15/20-03/19/40)	2,085,854	0.1
5,443,527 (12)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/30/20, 0.10%, due 07/01/20 (Repurchase Amount $5,443,542, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $5,552,398, due 08/01/20-02/20/70)	5,443,527	0.1
2,771,163 (12)	Citadel Securities LLC, Repurchase Agreement dated 06/30/20, 0.15%, due 07/01/20 (Repurchase Amount $2,771,174, collateralized by various U.S. Government Securities, 0.000%-7.625%, Market Value plus accrued interest $2,826,598, due 07/31/20-11/15/49)	2,771,163	0.1
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
7,355,868 (12)	Citigroup, Inc., Repurchase Agreement dated 06/30/20, 0.09%, due 07/01/20 (Repurchase Amount $7,355,886, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.500%-7.500%, Market Value plus accrued interest $7,502,986, due 07/31/21-05/20/70)	$7,355,868	0.2
1,398,638 (12)	Industrial & Comm. Bank of China, Repurchase Agreement dated 06/30/20, 0.11%, due 07/01/20 (Repurchase Amount $1,398,642, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $1,426,611, due 07/15/20-06/01/50)	1,398,638	0.0
1,995,867 (12)	JPMorgan Securities LLC, Repurchase Agreement dated 06/30/20, 0.07%, due 07/01/20 (Repurchase Amount $1,995,871, collateralized by various U.S. Government Securities, 0.000%-2.500%, Market Value plus accrued interest $2,035,784, due 10/08/20-04/30/23)	1,995,867	0.1

See Accompanying Notes to Financial Statements
95

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
6,251,674 (12)	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/20, 0.24%, due 07/01/20 (Repurchase Amount $6,251,715, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $6,391,199, due 01/15/22-02/15/47)	$6,251,674	0.2
	Total Repurchase Agreements (Cost $27,302,591)	27,302,591	0.8

Shares		Value	Percentage of Net Assets
	Mutual Funds(12): 0.9%
917,000 (12)(13)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.100%	917,000	0.0
29,306,000 (12)(13)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.150%	29,306,000	0.9
917,000 (12)(13)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 0.050%	917,000	0.0
	Total Mutual Funds (Cost $31,140,000)	31,140,000	0.9
	Total Short-Term Investments (Cost $59,992,683)	59,992,683	1.7
	Total Investments in Securities (Cost $3,464,635,124)	3,545,782,078	100.6
Shares	Value	Percentage of Net Assets
	Mutual Funds(12) (continued)
Liabilities in Excess of Other Assets	$(21,794,094)	(0.6)
Net Assets	$3,523,987,984	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2020.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

(1)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(2)
Security, or a portion of the security, is on loan.

(3)
The grouping contains securities on loan.

(4)
Variable rate security. Rate shown is the rate in effect as of June 30, 2020.

(5)
The grouping contains securities in default.

(6)
Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

(7)
Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rates shown reflect the current and next coupon rate as of June 30, 2020.

(8)
The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

(9)
Represents or includes a TBA transaction.

(10)
For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.

(11)
The tables within the Portfolio of Investments detail open purchased options which are non-income producing securities.

(12)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(13)
Rate shown is the 7-day yield as of June 30, 2020.

Reference Rate Abbreviations:
12MTA
12-month Treasury Average

COF 11
11th District Costs of Funds

H15T1Y
U.S. Treasury 1-Year Constant Maturity

PRIME
Federal Reserve Bank Prime Loan Rate

US0001M
1-month LIBOR

US0003M
3-month LIBOR

US0006M
6-month LIBOR

US0012M
12-month LIBOR

See Accompanying Notes to Financial Statements
96

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2020 (Unaudited) (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2020
Asset Table
Investments, at fair value
Mutual Funds	$744,534,207	$—	$—	$744,534,207
Purchased Options	—	1,017,214	—	1,017,214
Corporate Bonds/Notes	—	862,807,610	—	862,807,610
Collateralized Mortgage Obligations	—	691,281,574	—	691,281,574
Municipal Bonds	—	2,314,037	—	2,314,037
Asset-Backed Securities	—	332,604,945	—	332,604,945
U.S. Government Agency Obligations	—	459,034,359	—	459,034,359
Commercial Mortgage-Backed Securities	—	208,859,737	—	208,859,737
U.S. Treasury Obligations	—	183,335,712	—	183,335,712
Short-Term Investments	31,140,000	28,852,683	—	59,992,683
Total Investments, at fair value	$775,674,207	$2,770,107,871	$—	$3,545,782,078
Other Financial Instruments+
Centrally Cleared Swaps	—	7,093,999	—	7,093,999
Forward Foreign Currency Contracts	—	59,476	—	59,476
Futures	572,648	—	—	572,648
Total Assets	$776,246,855	$2,777,261,346	$—	$3,553,508,201
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(2,394,991)	$—	$(2,394,991)
Futures	(1,092,072)	—	—	(1,092,072)
Total Liabilities	$(1,092,072)	$(2,394,991)	$—	$(3,487,063)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

See Accompanying Notes to Financial Statements
97

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2020 (Unaudited) (continued)

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended June 30,2020, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/2019	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2020	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Corporate Debt Fund - Class P	$90,999,434	$1,925,684	$—	$(2,338,678)	$90,586,440	$1,925,632	$—	$—
Voya Emerging Markets Hard Currency Debt Fund - Class P	133,085,105	3,253,013	—	(6,278,192)	130,059,926	3,252,934	—	—
Voya Emerging Markets Local Currency Debt Fund - Class P	59,657,773	540,396	—	(5,506,065)	54,692,104	540,368	—	—
Voya Floating Rate Fund - Class P	25,742,250	606,819	—	(2,613,587)	23,735,482	606,818	—	—
Voya High Yield Bond Fund - Class P	68,111,429	38,145,933	—	(5,469,270)	100,788,092	2,150,002	—	—
Voya Investment Grade Credit Fund - Class P	159,271,027	3,025,342	—	7,979,874	170,276,243	3,025,282	—	—
Voya Securitized Credit Fund - Class P	117,961,329	62,740,418	—	(6,305,827)	174,395,920	2,740,337	—	—
	$654,828,347	$110,237,605	$—	$(20,531,745)	$744,534,207	$14,241,373	$—	$—
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At June 30, 2020, the following forward foreign currency contracts were outstanding for Voya Intermediate Bond Portfolio:
Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 2,992,755	MYR 13,034,344	Barclays Bank PLC	08/07/20	$(43,007)
USD 1,415,140	RON 6,364,323	Barclays Bank PLC	08/07/20	(59,768)
USD 2,723,661	COP 10,683,261,693	Barclays Bank PLC	08/14/20	(108,333)
USD 6,620,613	MXN 159,964,223	Barclays Bank PLC	08/14/20	(297,549)
USD 3,425,484	ZAR 63,520,811	BNP Paribas	08/07/20	(220,064)
USD 1,918,126	HUF 621,498,481	BNP Paribas	08/07/20	(53,040)
USD 4,936,247	THB 158,691,497	BNP Paribas	08/07/20	(197,639)
SGD 305,095	USD 215,431	BNP Paribas	08/07/20	3,512
USD 5,337,680	IDR 81,522,390,850	BNP Paribas	08/07/20	(237,147)
USD 4,300,583	BRL 25,054,440	BNP Paribas	08/14/20	(296,826)
USD 3,170	ILS 11,094	Citibank N.A.	08/07/20	(36)
USD 7,219,784	RUB 534,882,001	Citibank N.A.	08/07/20	(259,849)
USD 4,623,449	PLN 19,482,975	Citibank N.A.	08/07/20	(301,690)
USD 2,511,928	CLP 2,074,074,005	Citibank N.A.	08/14/20	(14,943)
USD 8,473,491	EUR 7,583,750	Deutsche Bank AG	07/17/20	(49,780)
USD 1,494,255	TRY 11,065,391	JPMorgan Chase Bank N.A.	08/07/20	(104,959)
USD 2,120,147	CZK 53,820,783	JPMorgan Chase Bank N.A.	08/07/20	(149,072)
USD 83,023	PHP 4,202,365	JPMorgan Chase Bank N.A.	08/07/20	(1,289)
USD 1,832,188	PEN 6,295,766	JPMorgan Chase Bank N.A.	08/14/20	55,964
				$(2,335,515)
See Accompanying Notes to Financial Statements
98

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2020 (Unaudited) (continued)

At June 30, 2020, the following futures contracts were outstanding for Voya Intermediate Bond Portfolio:
Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
CBOE Volatility Index	140	08/19/20	$4,455,500	$(208,183)
U.S. Treasury 10-Year Note	721	09/21/20	100,342,922	242,964
U.S. Treasury 2-Year Note	1,345	09/30/20	297,013,829	96,146
U.S. Treasury Long Bond	359	09/21/20	64,103,938	135,003
U.S. Treasury Ultra Long Bond	1,248	09/21/20	272,259,000	98,535
			$738,175,189	$364,465
Short Contracts:
U.S. Treasury 5-Year Note	(2,680)	09/30/20	(336,989,064)	(629,645)
U.S. Treasury Ultra 10-Year Note	(378)	09/21/20	(59,529,094)	(254,244)
			$(396,518,158)	$(883,889)
At June 30, 2020, the following centrally cleared credit default swaps were outstanding for Voya Intermediate Bond Portfolio:
Centrally Cleared Credit Default Swaps on Credit Indices — Buy Protection(1)
Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Financing Rate (%)(2)	Termination Date	Notional Amount(3)	Fair Value(4)	Unrealized Appreciation/ (Depreciation)
CDX North American High Yield Index, Series 33, Version 2	Buy	5.000	12/20/24	USD 84,458,760	$465,537	$7,093,999
					$465,537	$7,093,999

(1)
If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)
Payments made quarterly.

(3)
The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

(4)
The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

At June 30, 2020, the following OTC purchased equity options were outstanding for Voya Intermediate Bond Portfolio:
Description	Counterparty	Put/Call	Expiration Date	Exercise Price	Number of Contracts	Notional Amount	Cost	Fair Value
iShares iBoxx $ High Yield Corporate Bond ETF	Citibank N.A.	Put	08/21/20	77.200	USD 618,646	50,281,443	$625,266	$642,320
iShares Russell 2000 ETF	Citibank N.A.	Put	07/17/20	119.000	USD 147,297	21,089,984	659,051	47,227
							$1,284,317	$689,547
At June 30, 2020, the following over-the-counter purchased foreign currency options were outstanding for Voya Intermediate Bond Portfolio:
Description	Counterparty	Expiration Date	Exercise Price	Notional Amount	Cost	Fair Value
Call USD vs. Put AUD	Citibank N.A.	09/14/20	0.640	USD 47,370,000	$272,819	$187,414
Call USD vs. Put AUD	Morgan Stanley Capital Services LLC	09/16/20	0.640	USD 34,338,000	261,140	140,253
					$533,959	$327,667
See Accompanying Notes to Financial Statements
99

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2020 (Unaudited) (continued)

Currency Abbreviations
BRL – Brazilian Real
CLP – Chilean Peso
COP –  Colombian Peso
CZK –  Czech Koruna
EUR –  EU Euro
HUF –  Hungarian Forint
IDR –  Indonesian Rupiah
ILS –  Israeli New Shekel
MXN – Mexican Peso
MYR –  Malaysian Ringgit
PEN –  Peruvian Nuevo Sol
PHP –  Philippine Peso
PLN –  Polish Zloty
RON –  Romanian New Leu
RUB –  Russian Ruble
SGD –  Singapore Dollar
THB –  Thai Baht
TRY –  Turkish Lira
USD –  United States Dollar
ZAR –  South African Rand
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2020 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Investments in securities at value*	$47,227
Credit contracts	Investments in securities at value*	642,320
Foreign exchange contracts	Investments in securities at value*	327,667
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	59,476
Interest rate contracts	Net Assets — Unrealized appreciation**	572,648
Credit contracts	Net Assets — Unrealized appreciation***	7,093,999
Total Asset Derivatives		$8,743,337
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$2,394,991
Equity contracts	Net Assets — Unrealized depreciation**	208,183
Interest rate contracts	Net Assets — Unrealized depreciation**	883,889
Total Liability Derivatives		$3,487,063

*
Includes purchased options.

**
Includes cumulative appreciation/depreciation of futures contracts as reported in the table within the Portfolio of Investments.

***
Includes cumulative appreciation/depreciation of centrally cleared swaps as reported in the table within the Portfolio of Investments. Only current days variation margin receivable/payable is included on the Statement of Assets and Liabilities.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2020 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Investments*	Forward foreign currency contracts	Futures	Swaps	Written options	Total
Credit contracts	$—	$—	$—	$16,476,445	$—	$16,476,445
Equity contracts	—	—	259,520	—	—	259,520
Foreign exchange contracts	(1,072,099)	7,341,172	—	(546,638)	401,347	6,123,782
Interest rate contracts	1,357,288	—	37,503,509	(1,527,389)	(324,269)	37,009,139
Total	$285,189	$7,341,172	$37,763,029	$14,402,418	$77,078	$59,868,886

See Accompanying Notes to Financial Statements
100

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2020 (Unaudited) (continued)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Investments*	Forward foreign currency contracts	Futures	Swaps	Total
Credit contracts	$—	$—	$—	$8,952,940	$8,952,940
Equity contracts	—	—	(208,183)	—	(208,183)
Foreign exchange contracts	—	(1,650,585)	—	(44,415)	(1,695,000)
Interest rate contracts	—	—	6,250,917	(1,125,039)	5,125,878
Total	$—	$(1,650,585)	$6,042,734	$7,783,486	$12,175,635

*
Amounts recognized for purchased options are included in net realized gain (loss) on investments and net change in unrealized appreciation or depreciation on investments.

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2020:
	Barclays Bank PLC	BNP Paribas	Citibank N.A.	Deutsche Bank AG	Goldman Sachs International	JPMorgan Chase Bank N.A.	Morgan Stanley Capital Services LLC	Totals
Assets:
Purchased options	$—	$—	$876,961	$—	$—	$—	$140,253	$1,017,214
Forward foreign currency contracts	—	3,512	—	—	—	55,964	—	59,476
Total Assets	$—	$3,512	$876,961	$—	$—	$55,964	$140,253	$1,076,690
Liabilities:
Forward foreign currency contracts	$508,657	$1,004,716	$576,518	$49,780	$—	$255,320	$—	$2,394,991
Total Liabilities	$508,657	$1,004,716	$576,518	$49,780	$—	$255,320	$—	$2,394,991
Net OTC derivative instruments by counterparty, at fair value	$(508,657)	$(1,001,204)	$300,443	$(49,780)	$—	$(199,356)	$140,253	(1,318,301)
Total collateral pledged by the Portfolio/(Received from counterparty)	$508,657	$1,001,204	$(300,443)	$—	$—	$199,356	$—	$1,408,774
Net Exposure(1)	$—	$—	$—	$(49,780)	$—	$—	$140,253	$90,473

(1)
Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

(2)
At June 30, 2020, the Portfolio had pledged $690,000, $1,210,000 and $520,000 in cash collateral to Barclays Bank PLC, BNP Paribas and JPMorgan Chase Bank N.A., respectively. In addition, the Portfolio had received $500,000 in cash collateral from Citibank N.A.

Excess cash collateral is not shown for financial reporting purposes.
At June 30, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $3,452,126,408.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$168,801,792
Gross Unrealized Depreciation	(77,487,885)
Net Unrealized Appreciation	$91,313,907

See Accompanying Notes to Financial Statements
101

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Small Company Portfolio	as of June 30, 2020 (Unaudited)

Sector Diversification as of June 30, 2020 (as a percentage of net assets)
Health Care	18.2%
Industrials	16.6%
Information Technology	16.2%
Financials	15.5%
Consumer Discretionary	11.6%
Real Estate	7.8%
Utilities	2.9%
Materials	2.6%
Consumer Staples	2.5%
Communication Services	1.8%
Energy	1.1%
Assets in Excess of Other Liabilities*	3.2%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.

Shares		Value	Percentage of Net Assets
COMMON STOCK: 96.8%
	Communication Services: 1.8%
565,891 (1)	Other Securities	$6,591,094	1.8
	Consumer Discretionary: 11.6%
18,679 (2)	Deckers Outdoor Corp.	3,668,369	1.0
22,667 (2)	Helen of Troy Ltd.	4,274,090	1.2
26,094	LCI Industries	3,000,288	0.8
29,858 (2)	Murphy USA, Inc.	3,361,712	0.9
44,153	Winnebago Industries	2,941,473	0.8
1,033,114 (1)(3)	Other Securities	25,235,565	6.9
		42,481,497	11.6
	Consumer Staples: 2.5%
237,246 (2)	Hostess Brands, Inc.	2,899,146	0.8
120,318 (2)	Performance Food Group Co.	3,506,066	1.0
90,756 (1)	Other Securities	2,627,965	0.7
		9,033,177	2.5
	Energy: 1.1%
285,875 (1)	Other Securities	4,106,737	1.1

	Financials: 15.5%
129,520	Atlantic Union Bankshares Corp.	2,999,683	0.8
127,662	Columbia Banking System, Inc.	3,618,579	1.0
100,902	Essent Group Ltd.	3,659,716	1.0
66,155	Lakeland Financial Corp.	3,082,161	0.8
22,983	Morningstar, Inc.	3,239,914	0.9
146,171	Pacific Premier Bancorp, Inc.	3,168,987	0.9
50,856	Prosperity Bancshares, Inc.	3,019,829	0.8
55,002	Selective Insurance Group	2,900,805	0.8
87,468	ServisFirst Bancshares, Inc.	3,127,856	0.8
110,578	WSFS Financial Corp.	3,173,589	0.9
1,370,416 (1)(3)	Other Securities	24,969,000	6.8
		56,960,119	15.5
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: 18.2%
59,895 (2)	Globus Medical, Inc.	$2,857,590	0.8
101,564 (2)	HMS Holdings Corp.	3,289,658	0.9
49,012 (2)	Magellan Health, Inc.	3,576,896	0.9
37,081 (2)	Neogen Corp.	2,877,486	0.8
135,784	Patterson Cos., Inc.	2,987,248	0.8
1,335,702 (1)(3)	Other Securities	51,491,860	14.0
		67,080,738	18.2
	Industrials: 16.6%
140,223 (2)	Air Transport Services Group, Inc.	3,122,766	0.9
28,918	Alamo Group, Inc.	2,968,144	0.8
105,477	Altra Industrial Motion Corp.	3,360,497	0.9
53,024	Crane Co.	3,152,807	0.9
57,425	EMCOR Group, Inc.	3,798,090	1.0
25,223 (2)	Generac Holdings, Inc.	3,075,440	0.8
36,440	Regal Beloit Corp.	3,181,941	0.9
44,028	Tetra Tech, Inc.	3,483,495	0.9
68,690	UFP Industries, Inc.	3,400,842	0.9
45,087	Woodward, Inc.	3,496,497	1.0
749,247 (1)	Other Securities	27,884,776	7.6
		60,925,295	16.6
	Information Technology: 16.2%
45,849 (2)	Alarm.com Holdings, Inc.	2,971,474	0.8
82,558 (2)	Cornerstone OnDemand, Inc.	3,183,436	0.9
50,336 (2)	Envestnet, Inc.	3,701,709	1.0
54,141	j2 Global, Inc.	3,422,253	0.9
123,744 (2)	Lattice Semiconductor Corp.	3,513,092	1.0
81,439 (2)	LiveRamp Holdings, Inc.	3,458,714	0.9
39,188 (2)	Lumentum Holdings, Inc.	3,191,079	0.9
49,372	Mantech International Corp.	3,381,488	0.9
49,407 (2)	Plexus Corp.	3,486,158	0.9
37,721 (2)	Q2 Holdings, Inc.	3,236,085	0.9
290,297 (2)	Viavi Solutions, Inc.	3,698,384	1.0
682,147 (1)	Other Securities	22,394,162	6.1
		59,638,034	16.2
	Materials: 2.6%
61,113	Minerals Technologies, Inc.	2,868,033	0.8
63,936	Sensient Technologies Corp.	3,334,902	0.9
144,577	Other Securities	3,383,980	0.9
		9,586,915	2.6
	Real Estate: 7.8%
29,383	EastGroup Properties, Inc.	3,485,118	0.9
53,216	QTS Realty Trust, Inc.	3,410,613	0.9
133,266	STAG Industrial, Inc.	3,907,359	1.1
881,318	Other Securities	17,890,623	4.9
		28,693,713	7.8
	Utilities: 2.9%
56,723	Black Hills Corp.	3,213,925	0.9
85,306	Portland General Electric Co.	3,566,644	1.0
55,540	Other Securities	3,734,414	1.0
		10,514,983	2.9
	Total Common Stock (Cost $354,848,697)	355,612,302	96.8

See Accompanying Notes to Financial Statements
102

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Small Company Portfolio	as of June 30, 2020 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.9%
	Repurchase Agreements: 2.1%
1,829,600 (4)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/30/20, 0.10%, due 07/01/20 (Repurchase Amount $1,829,605, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $1,866,192, due 08/01/20-02/20/70)	$1,829,600	0.5
1,416,511 (4)	Citadel Securities LLC, Repurchase Agreement dated 06/30/20, 0.15%, due 07/01/20 (Repurchase Amount $1,416,517, collateralized by various U.S. Government Securities, 0.000%-7.625%, Market Value plus accrued interest $1,444,847, due 07/31/20-11/15/49)	1,416,511	0.4
1,829,632 (4)	Citigroup, Inc., Repurchase Agreement dated 06/30/20, 0.09%, due 07/01/20 (Repurchase Amount $1,829,637, collateralized by various U.S. Government/ U.S. Government Agency Obligations, 0.500%-7.500%, Market Value plus accrued interest $1,866,225, due 07/31/21-05/20/70)	1,829,632	0.5
1,829,632 (4)	MUFG Securities America Inc., Repurchase Agreement dated 06/30/20, 0.09%, due 07/01/20 (Repurchase Amount $1,829,637, collateralized by various U.S. Government Agency Obligations, 2.500%-8.000%, Market Value plus accrued interest $1,866,225, due 08/01/23-07/01/50)	1,829,632	0.5
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
955,536 (4)	RBC Dominion Securities Inc., Repurchase Agreement dated 06/30/20, 0.09%, due 07/01/20 (Repurchase Amount $955,538, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $974,647, due 07/31/20-07/01/50)	$955,536	0.2
	Total Repurchase Agreements (Cost $7,860,911)	7,860,911	2.1

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.8%
1,216,000 (5)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.100%	1,216,000	0.3
5,294,000 (4)(5)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.150%	5,294,000	1.5
	Total Mutual Funds (Cost $6,510,000)	6,510,000	1.8
	Total Short-Term Investments (Cost $14,370,911)	14,370,911	3.9
	Total Investments in Securities (Cost $369,219,608)	$369,983,213	100.7
	Liabilities in Excess of Other Assets	(2,438,744)	(0.7)
	Net Assets	$367,544,469	100.0
“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2020.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

See Accompanying Notes to Financial Statements
103

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Small Company Portfolio	as of June 30, 2020 (Unaudited) (continued)

(1)
The grouping contains non-income producing securities.

(2)
Non-income producing security.

(3)
The grouping contains securities on loan.

(4)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(5)
Rate shown is the 7-day yield as of June 30, 2020.

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2020
Asset Table
Investments, at fair value
Common Stock*	$355,612,302	$—	$—	$355,612,302
Short-Term Investments	6,510,000	7,860,911	—	14,370,911
Total Investments, at fair value	$362,122,302	$7,860,911	$—	$369,983,213

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At June 30, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $379,349,476.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$31,805,687
Gross Unrealized Depreciation	(41,171,950)
Net Unrealized Depreciation	$(9,366,263)

See Accompanying Notes to Financial Statements
104

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Custodian
The Bank of New York Mellon
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New York, New York 10286
Legal Counsel
Ropes & Gray LLP
Prudential Tower
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Boston, Massachusetts 02199

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Item 3. Audit Committee Financial Expert.

Not required for semi-annual filing.

Item 4. Principal Accountant Fees and Services.

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Item 5. Audit Committee of Listed Registrants.

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Item 6. Schedule of Investments.

Complete schedule of investments filed herein.

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS AS OF June 30, 2020 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 95.4%
		Argentina: 0.1%
3,323	(1)	Globant SA	$ 497,951	0.1
6,828		Telecom Argentina SA ADR	61,111	0.0
16,843		YPF SA ADR	96,847	0.0
			655,909	0.1

		Brazil: 3.7%
420,000		Ambev SA	1,102,885	0.2
32,300		Atacadao Distribuicao Comercio e Industria Ltd.	118,851	0.0
18,693	(1)	B2W Cia Digital	372,616	0.1
183,369		B3 SA - Brasil Bolsa Balcao	1,877,829	0.4
113,478		Banco Bradesco SA	399,607	0.1
20,000		Banco BTG Pactual SA	283,923	0.1
77,800		Banco do Brasil S.A.	461,383	0.1
35,200		Banco Santander Brasil SA	183,505	0.0
62,300		BB Seguridade Participacoes SA	315,848	0.1
65,033		BR Malls Participacoes SA	122,458	0.0
50,500	(1)	BRF - Brasil Foods SA	200,028	0.0
28,026	(1)	Centrais Eletricas Brasileiras SA	161,360	0.0
14,400		Cia Brasileira de Distribuicao	189,304	0.0
109,400		CCR SA	292,305	0.1
31,100		Cia de Saneamento Basico do Estado de Sao Paulo	330,553	0.1
62,300		Cia Siderurgica Nacional S.A.	123,612	0.0
103,856		Cielo SA	88,614	0.0
159,029		Cogna Educacao	195,639	0.0
13,900		Cosan SA	183,600	0.0
9,800		CPFL Energia SA	55,541	0.0
14,600		Energisa SA	133,459	0.0
17,950		Engie Brasil Energia SA	139,821	0.0
81,600		Equatorial Energia SA	350,072	0.1
19,500	(2)	Hapvida Participacoes e Investimentos SA	225,547	0.1
33,500		Hypera S.A.	205,198	0.0
60,677		IRB Brasil Resseguros S/A	123,963	0.0
97,800		JBS SA	384,323	0.1
62,700		Klabin SA	238,435	0.1
55,489		Localiza Rent a Car SA	418,762	0.1
73,576		Lojas Renner SA	570,278	0.1
65,365		Magazine Luiza SA	863,023	0.2
22,100		Multiplan Empreendimentos Imobiliarios SA	84,042	0.0
66,635		Natura & Co. Holding SA	486,336	0.1
3,597	(1)	Natura & Co. Holding SA	26,253	0.0
43,500		Notre Dame Intermedica Participacoes SA	547,540	0.1
65,923		Petrobras Distribuidora SA	260,390	0.1
330,298		Petroleo Brasileiro SA	1,373,888	0.3
6,900		Porto Seguro SA	64,761	0.0
19,200		Raia Drogasil SA	394,232	0.1
99,200	(1)	Rumo SA	411,167	0.1
25,086		Sul America SA	210,722	0.0
49,044	(1)	Suzano SA	333,507	0.1
73,000		Tim Participacoes SA	189,678	0.0
65,800		Ultrapar Participacoes SA	223,242	0.0
327,574		Vale SA	3,383,504	0.6
75,554		Weg S.A.	713,429	0.1
			19,415,033	3.7

		Chile: 0.5%
259,786		Aguas Andinas SA	87,987	0.0
4,257,726		Banco de Chile	375,804	0.1
4,173		Banco de Credito e Inversiones SA	141,747	0.0
5,869,351		Banco Santander Chile	240,090	0.1
121,674		Cencosud SA	170,349	0.0
35,151		Cencosud Shopping SA	62,484	0.0
12,047		Cia Cervecerias Unidas SA	86,752	0.0
635,611		Colbun SA	101,370	0.0
11,418		Empresa Nacional de Telecomunicaciones SA	73,673	0.0
102,690		Empresas CMPC SA	204,030	0.0
34,850		Empresas COPEC SA	233,776	0.1
3,193,391		Enel Americas SA	482,080	0.1
2,531,775		Enel Chile SA	189,251	0.0
66,499		Falabella SA	210,491	0.1
			2,659,884	0.5

		China: 39.9%
8,400		360 Security Technology, Inc. - A Shares	21,826	0.0
106,000	(1),(2)	3SBio, Inc.	134,916	0.0
2,254	(1)	51job, Inc. ADR	161,815	0.0
8,667	(1)	58.com, Inc. ADR	467,498	0.1
66,500	(3)	AAC Technologies Holdings, Inc.	410,691	0.1
11,000		AECC Aviation Power Co. Ltd. - A Shares	36,698	0.0
106,000		Agile Group Holdings, Ltd.	125,647	0.0
372,400		Agricultural Bank of China Ltd. - A Shares	178,273	0.1
2,394,000		Agricultural Bank of China Ltd. - H Shares	968,958	0.2
20,020		Aier Eye Hospital Group Co. Ltd. - A Shares	123,237	0.0
170,000		Air China Ltd. - H Shares	102,204	0.0
12,300		Aisino Corp. - A Shares	28,350	0.0
36,000	(2)	AK Medical Holdings Ltd.	114,758	0.0
166,316	(1)	Alibaba Group Holding Ltd. ADR	35,874,361	6.8
322,000	(1)	Alibaba Health Information Technology Ltd.	946,900	0.2
1,100,000	(1)	Alibaba Pictures Group Ltd.	147,265	0.0
38,000	(2)	A-Living Services Co. Ltd.	193,123	0.1

See Accompanying Notes to Financial Statements

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS AS OF June 30, 2020 (Unaudited) (CONTINUED)

71,000	(1)	Aluminum Corp. of China Ltd. - A Shares	27,849	0.0
406,000	(1)	Aluminum Corp. of China Ltd. - H Shares	76,576	0.0
58,100		Angang Steel Co. Ltd. - A Shares	20,198	0.0
22,100		Anhui Conch Cement Co., Ltd. - A Shares	166,234	0.1
109,000		Anhui Conch Cement Co., Ltd. - H Shares	738,600	0.2
8,900		Anhui Gujing Distillery Co. Ltd.	95,867	0.0
2,800		Anhui Gujing Distillery Co. Ltd.	59,626	0.0
4,600		Anhui Kouzi Distillery Co. Ltd.	33,264	0.0
97,000		Anta Sports Products Ltd.	863,017	0.2
1,200		Asymchem Laboratories Tianjin Co. Ltd.	41,254	0.0
1,200		Autobio Diagnostics Co. Ltd.	27,558	0.0
5,333		Autohome, Inc. ADR	402,641	0.1
22,500		AVIC Aircraft Co. Ltd. - A Shares	56,732	0.0
52,500		Avic Capital Co. Ltd. - A Shares	29,513	0.0
35,900		AVIC Electromechanical Systems Co. Ltd.	40,210	0.0
8,000		AVIC Jonhon Optronic Technology Co. Ltd.	46,577	0.0
9,700		AVIC Shenyang Aircraft Co. Ltd. - A Shares	45,135	0.0
223,000		AviChina Industry & Technology Co. Ltd. - H Shares	101,724	0.0
6,300		AVICOPTER PLC	36,706	0.0
112,500	(2)	BAIC Motor Corp. Ltd. - H Shares	49,233	0.0
24,419	(1)	Baidu, Inc. ADR	2,927,594	0.6
128,700		Bank of Beijing Co. Ltd. - A Shares	89,323	0.0
33,400		Bank of Chengdu Co. Ltd. - A Shares	37,692	0.0
185,400		Bank of China Ltd. - A Shares	91,376	0.0
6,980,000		Bank of China Ltd. - H Shares	2,585,623	0.5
204,000		Bank of Communications Co. Ltd. - A Shares	148,167	0.0
770,000		Bank of Communications Co., Ltd. - H Shares	476,762	0.1
34,800		Bank of Hangzhou Co. Ltd. - A Shares	44,035	0.0
77,900		Bank of Jiangsu Co. Ltd. - A Shares	62,593	0.0
57,157		Bank of Nanjing Co. Ltd. - A Shares	59,393	0.0
35,300		Bank of Ningbo Co. Ltd. - A Shares	131,543	0.0
87,300		Bank of Shanghai Co. Ltd. - A Shares	102,710	0.0
116,200		Baoshan Iron & Steel Co. Ltd. - A Shares	75,225	0.0
3,935	(1),(3)	Baozun, Inc. ADR	151,301	0.0
55,300		BBMG Corp. - A Shares	24,047	0.0
176,000		Beijing Capital International Airport Co., Ltd. - H Shares	110,148	0.0
21,900		Beijing Dabeinong Technology Group Co. Ltd. - A Shares	28,203	0.0
21,100		Beijing Enlight Media Co. Ltd.	32,738	0.0
47,500		Beijing Enterprises Holdings Ltd.	159,508	0.1
434,000		Beijing Enterprises Water Group Ltd.	170,309	0.1
7,100		Beijing Kunlun Tech Co. Ltd. - A Shares	25,180	0.0
12,700		Beijing New Building Materials PLC	38,419	0.0
10,800		Beijing Oriental Yuhong Waterproof Technology Co. Ltd.	62,286	0.0
4,800		Beijing Shiji Information Technology Co. Ltd. - A Shares	26,615	0.0
5,500		Beijing Shunxin Agriculture Co. Ltd.	44,507	0.0
11,300		Beijing Sinnet Technology Co. Ltd.	42,034	0.0
5,400		Beijing Tiantan Biological Products Corp. Ltd.	34,658	0.0
9,700		Beijing Tongrentang Co. Ltd. - A Shares	37,280	0.0
20,232	(1)	BEST, Inc. ADR	86,593	0.0
2,900		Betta Pharmaceuticals Co. Ltd.	57,475	0.0
2,000		BGI Genomics Co. Ltd.	44,084	0.0
8,541	(1),(3)	Bilibili, Inc. ADR	395,619	0.1
164,300		BOE Technology Group Co. Ltd. - A Shares	109,257	0.0
232,000		Bosideng International Holdings Ltd.	72,236	0.0
268,000		Brilliance China Automotive Holdings Ltd.	242,563	0.1
10,600		BYD Co. Ltd. - A Shares	108,436	0.0
56,500		Byd Co., Ltd. - H Shares	440,491	0.1
55,000		BYD Electronic International Co. Ltd.	127,061	0.0
27,500		Caitong Securities Co. Ltd. - A Shares	39,989	0.0
5,800	(1),(2)	CanSino Biologics, Inc. - H Shares	159,705	0.1
12,100		Centre Testing International Group Co. Ltd.	33,925	0.0
837,000	(2)	CGN Power Co. Ltd. - H Shares	173,537	0.1
2,200		Changchun High & New Technology Industry Group, Inc.	135,382	0.0
39,800		Changjiang Securities Co. Ltd. - A Shares	37,979	0.0
1,300		Changzhou Xingyu Automotive Lighting Systems Co. Ltd.	23,451	0.0
11,300		Chaozhou Three-Circle Group Co. Ltd. - A Shares	44,477	0.0
5,200		Chengdu Kanghong Pharmaceutical Group Co. Ltd.	36,478	0.0

See Accompanying Notes to Financial Statements

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS AS OF June 30, 2020 (Unaudited) (CONTINUED)

98,000		China Aoyuan Group Ltd.	119,777	0.0
15,000		China Avionics Systems Co. Ltd.	28,310	0.0
728,000		China Cinda Asset Management Co. Ltd. - H Shares	143,604	0.0
845,000		China CITIC Bank Corp. Ltd. - H Shares	370,286	0.1
433,000		China Communications Construction Co., Ltd. - H Shares	245,590	0.1
196,000		China Communications Services Corp., Ltd. - H Shares	122,830	0.0
153,500		China Conch Venture Holdings Ltd.	651,513	0.1
52,700		China Construction Bank Corp. - A Shares	47,118	0.0
8,470,000		China Construction Bank - H Shares	6,889,355	1.3
52,500	(2)	China East Education Holdings Ltd.	95,435	0.0
80,200	(1)	China Eastern Airlines Corp. Ltd. - A Shares	48,176	0.0
194,000	(1)	China Eastern Airlines Corp. Ltd. - H Shares	69,849	0.0
47,000		China Education Group Holdings Ltd.	75,795	0.0
264,200		China Everbright Bank Co. Ltd. - A Shares	133,999	0.0
206,000		China Everbright Bank Co. Ltd. - H Shares	77,785	0.0
326,000		China Everbright International Ltd.	172,967	0.1
72,000		China Everbright Ltd.	104,895	0.0
166,000	(3)	China Evergrande Group	431,956	0.1
76,000	(2),(3)	China Feihe Ltd.	153,148	0.0
18,200		China Fortune Land Development Co. Ltd. - A Shares	59,086	0.0
314,000		China Galaxy Securities Co. Ltd. - H Shares	170,939	0.1
236,200		China Gas Holdings Ltd.	731,717	0.2
33,500		China Gezhouba Group Co. Ltd. - A Shares	28,289	0.0
20,300		China Greatwall Technology Group Co. Ltd.	38,113	0.0
121,500		China Hongqiao Group Ltd.	54,101	0.0
772,000	(2)	China Huarong Asset Management Co. Ltd. - H Shares	78,183	0.0
480,000	(1),(4)	China Huishan Dairy Holdings Co. Ltd.	–	–
122,800	(1),(2),(3)	China International Capital Corp. Ltd. - H Shares	242,966	0.1
498,000		China Jinmao Holdings Group Ltd.	354,407	0.1
85,000		China Lesso Group Holdings Ltd.	111,569	0.0
14,100		China Life Insurance Co. Ltd. - A Shares	54,528	0.0
664,000		China Life Insurance Co., Ltd. - H Shares	1,339,795	0.3
28,400	(1),(2)	China Literature Ltd. - H Shares	192,575	0.1
271,000		China Longyuan Power Group Corp. Ltd. - H Shares	152,791	0.0
114,000		China Medical System Holdings Ltd.	134,818	0.0
249,000		China Mengniu Dairy Co., Ltd.	954,811	0.2
113,700		China Merchants Bank Co. Ltd. - A Shares	544,337	0.1
340,880		China Merchants Bank Co., Ltd. - H Shares	1,579,687	0.3
40,300		China Merchants Energy Shipping Co. Ltd.	33,385	0.0
119,232		China Merchants Port Holdings Co. Ltd.	141,426	0.0
5,400		China Merchants Property Operation & Service Co. Ltd. - A Shares	23,526	0.0
36,900		China Merchants Securities Co. Ltd. - A Shares	114,872	0.0
39,100		China Merchants Shekou Industrial Zone Holdings Co. Ltd. - A Shares	91,245	0.0
190,280		China Minsheng Banking Corp. Ltd. - A Shares	152,833	0.0
508,100		China Minsheng Banking Corp. Ltd. - H Shares	349,756	0.1
542,000		China Mobile Ltd.	3,659,617	0.7
109,000		China Molybdenum Co. Ltd. - A Shares	57,017	0.0
261,000		China Molybdenum Co. Ltd. - H Shares	86,172	0.0
356,000		China National Building Material Co., Ltd. - H Shares	381,847	0.1
46,600		China National Chemical Engineering Co. Ltd. - A Shares	36,244	0.0
95,800		China National Nuclear Power Co. Ltd. - A Shares	55,554	0.0
3,400		China National Software & Service Co. Ltd.	38,289	0.0
21,600	(1)	China Northern Rare Earth Group High-Tech Co. Ltd. - A Shares	28,616	0.0
132,000		China Oilfield Services Ltd. - H Shares	120,291	0.0
340,500		China Overseas Land & Investment Ltd.	1,039,696	0.2
95,000		China Overseas Property Holdings Ltd.	101,275	0.0
35,703		China Pacific Insurance Group Co. Ltd. - A Shares	138,250	0.0
249,200		China Pacific Insurance Group Co., Ltd. - H Shares	669,771	0.1

See Accompanying Notes to Financial Statements

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS AS OF June 30, 2020 (Unaudited) (CONTINUED)

127,700		China Petroleum & Chemical Corp. - A Shares	70,856	0.0
2,189,600		China Petroleum & Chemical Corp. - H Shares	915,820	0.2
313,000		China Power International Development Ltd. - H Shares	57,606	0.0
81,900		China Railway Construction Corp. Ltd. - A Shares	97,423	0.0
152,500		China Railway Construction Corp. Ltd. - H Shares	120,795	0.0
93,700		China Railway Group Ltd. - A Shares	66,775	0.0
349,000		China Railway Group Ltd. - H Shares	180,150	0.1
147,000	(2)	China Railway Signal & Communication Corp. Ltd. - H Shares	63,482	0.0
327,000		China Reinsurance Group Corp. - H Shares	33,502	0.0
134,000		China Resources Beer Holdings Co Ltd.	747,988	0.2
222,000		China Resources Cement Holdings Ltd. - H Shares	273,798	0.1
82,000		China Resources Gas Group Ltd.	401,211	0.1
290,444		China Resources Land Ltd.	1,110,134	0.2
120,500	(2)	China Resources Pharmaceutical Group Ltd.	69,801	0.0
168,000		China Resources Power Holdings Co.	198,172	0.1
5,200		China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. - A Shares	21,487	0.0
30,270		China Shenhua Energy Co. Ltd. - A Shares	61,691	0.0
308,000		China Shenhua Energy Co., Ltd. - H Shares	478,009	0.1
142,300		China Shipbuilding Industry Co. Ltd. - A Shares	80,773	0.0
40,100		China Southern Airlines Co. Ltd. - A Shares	29,493	0.0
144,000	(1),(3)	China Southern Airlines Co., Ltd. - H Shares	64,394	0.0
5,200		China Spacesat Co. Ltd. - A Shares	22,771	0.0
233,640		China State Construction Engineering Corp. Ltd. - A Shares	158,118	0.1
158,000		China State Construction International Holdings Ltd.	92,825	0.0
151,828		China Taiping Insurance Holdings Co., Ltd.	245,261	0.1
1,188,000		China Telecom Corp., Ltd. - H Shares	333,705	0.1
10,112		China Tourism Group Duty Free Corp. Ltd. A - Shares	221,618	0.1
3,986,000	(2)	China Tower Corp. Ltd. - H Shares	708,336	0.2
232,000		China Traditional Chinese Medicine Holdings Co. Ltd.	112,231	0.0
10,800		China TransInfo Technology Co. Ltd.	36,817	0.0
548,000		China Unicom Hong Kong Ltd.	298,165	0.1
139,400		China United Network Communications Ltd. - A Shares	95,839	0.0
53,000		China Vanke Co. Ltd. - A Shares	196,813	0.1
151,100		China Vanke Co. Ltd. - H Shares	482,259	0.1
121,000		China Yangtze Power Co. Ltd. - A Shares	324,896	0.1
86,000	(2)	China Yuhua Education Corp. Ltd.	71,021	0.0
4,100		Chongqing Brewery Co. Ltd.	42,446	0.0
22,300		Chongqing Changan Automobile Co. Ltd. - A Shares	34,802	0.0
173,000		Chongqing Rural Commercial Bank Co. Ltd. - H Shares	68,417	0.0
8,800		Chongqing Zhifei Biological Products Co. Ltd. - A Shares	124,402	0.0
256,000		CIFI Holdings Group Co. Ltd.	201,667	0.1
526,000		CITIC Ltd.	496,694	0.1
56,600		CITIC Securities Co. Ltd. - A Shares	193,700	0.1
192,000		CITIC Securities Co. Ltd. - H Shares	366,236	0.1
1,597,000		CNOOC Ltd.	1,792,358	0.4
12,100		Contemporary Amperex Technology Co. Ltd. - A Shares	301,582	0.1
112,000		COSCO Shipping Energy Transportation Co. Ltd. - H Shares	50,163	0.0
295,500	(1)	COSCO SHIPPING Holdings Co., Ltd. - H Shares	85,342	0.0
134,000		COSCO Shipping Ports, Ltd.	72,280	0.0
702,133		Country Garden Holdings Co. Ltd.	870,856	0.2
119,000		Country Garden Services Holdings Co. Ltd. - H Shares	555,535	0.1
139,800		CRRC Corp. Ltd. - A Shares	110,483	0.0
345,000		CRRC Corp. Ltd. - H Shares	146,467	0.0
11,700		CSC Financial Co. Ltd.	65,466	0.0
505,600		CSPC Pharmaceutical Group Ltd.	957,549	0.2
7,590		Da An Gene Co. Ltd. of Sun Yat-Sen University - A Shares	29,310	0.0
166,500	(2)	Dali Foods Group Co. Ltd.	101,476	0.0

See Accompanying Notes to Financial Statements

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS AS OF June 30, 2020 (Unaudited) (CONTINUED)

94,600		Daqin Railway Co. Ltd. - A Shares	94,307	0.0
9,380		Dawning Information Industry Co. Ltd.	51,175	0.0
21,700		DHC Software Co. Ltd. - A Shares	38,615	0.0
27,500		Dongfang Electric Corp. Ltd. - A Shares	34,524	0.0
226,000		Dongfeng Motor Group Co., Ltd. - H Shares	136,299	0.0
24,100		Dongxing Securities Co. Ltd. - A Shares	37,281	0.0
39,700		East Money Information Co. Ltd. - A Shares	113,957	0.0
71,000		ENN Energy Holdings Ltd.	802,335	0.2
8,245		Eve Energy Co. Ltd.	56,016	0.0
25,900		Everbright Securities Co. Ltd. - A Shares	58,959	0.0
25,200	(1)	Fangda Carbon New Material Co. Ltd.	22,545	0.0
173,000		Far East Horizon Ltd.	147,686	0.0
10,400		Fiberhome Telecommunication Technologies Co. Ltd.	42,772	0.0
24,200		Financial Street Holdings Co. Ltd. - A Shares	22,789	0.0
27,300		First Capital Securities Co. Ltd.	26,819	0.0
80,100		Focus Media Information Technology Co. Ltd. - A Shares	63,400	0.0
14,460		Foshan Haitian Flavouring & Food Co. Ltd. - A Shares	254,699	0.1
230,468		Fosun International Ltd.	295,373	0.1
56,000		Founder Securities Co. Ltd. - A Shares	56,330	0.0
25,900		Foxconn Industrial Internet Co. Ltd. - A Shares	55,831	0.0
10,400		Fuyao Glass Industry Group Co. Ltd. - A Shares	30,813	0.0
42,000	(2)	Fuyao Glass Industry Group Co. Ltd. - H Shares	100,560	0.0
4,600		Ganfeng Lithium Co. Ltd.	35,010	0.0
600		G-bits Network Technology Xiamen Co. Ltd.	46,696	0.0
33,800	(1)	GCL System Integration Technology Co. Ltd.	12,450	0.0
115,000		GD Power Development Co. Ltd. - A Shares	30,162	0.0
6,995	(1),(3)	GDS Holdings Ltd. ADR	557,222	0.1
525,000		Geely Automobile Holdings Ltd.	834,096	0.2
24,600		Gemdale Corp. - A Shares	47,834	0.0
96,000	(1)	Genscript Biotech Corp. - H Shares	198,537	0.1
37,300		GF Securities Co. Ltd. - A Shares	74,769	0.0
102,200		GF Securities Co. Ltd. - H Shares	110,071	0.0
10,000		Giant Network Group Co. Ltd.	24,683	0.0
2,000		Gigadevice Semiconductor Beijing, Inc.	67,093	0.0
5,100		Glodon Co. Ltd.	50,482	0.0
15,000		GoerTek, Inc. - A Shares	62,727	0.0
866,000	(1),(3)	GOME Retail Holdings Ltd.	145,161	0.0
6,300		Gotion High-tech Co. Ltd. - A Shares	24,045	0.0
29,400		Grandjoy Holdings Group Co. Ltd.	21,249	0.0
261,500		Great Wall Motor Co. Ltd. - H Shares	164,580	0.1
14,400		Gree Electric Appliances, Inc. of Zhuhai - A Shares	115,654	0.0
42,600		Greenland Holdings Corp. Ltd. - A Shares	37,353	0.0
120,000		Greentown Service Group Co. Ltd.	142,237	0.0
13,100		GRG Banking Equipment Co. Ltd. - A Shares	24,101	0.0
6,819	(1),(3)	GSX Techedu, Inc. ADR	409,072	0.1
10,500		Guangdong Haid Group Co. Ltd.	70,877	0.0
27,100	(1)	Guangdong HEC Technology Holding Co. Ltd.	26,626	0.0
4,700		Guangdong Hongda Blasting Co. Ltd. - A Shares	23,470	0.0
270,000		Guangdong Investment Ltd.	465,720	0.1
74,400	(1)	Guanghui Energy Co. Ltd. - A Shares	28,495	0.0
255,200		Guangzhou Automobile Group Co. Ltd. - H Shares	185,931	0.1
14,600		Guangzhou Baiyun International Airport Co. Ltd.	31,615	0.0
9,300		Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. - A Shares	42,655	0.0
14,900		Guangzhou Haige Communications Group, Inc. Co. - A Shares	27,405	0.0
1,900		Guangzhou Kingmed Diagnostics Group Co. Ltd.	24,117	0.0
106,000		Guangzhou R&F Properties Co., Ltd. - H Shares	124,742	0.0
2,600		Guangzhou Shiyuan Electronic Technology Co. Ltd. - A Shares	36,721	0.0
1,900		Guangzhou Wondfo Biotech Co. Ltd. - A Shares	28,015	0.0
23,900		Guosen Securities Co. Ltd. - A Shares	38,300	0.0
50,200		Guotai Junan Securities Co. Ltd. - A Shares	122,935	0.0

See Accompanying Notes to Financial Statements

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS AS OF June 30, 2020 (Unaudited) (CONTINUED)

36,800	(2)	Guotai Junan Securities Co. Ltd. - H Shares	51,178	0.0
30,800		Guoyuan Securities Co. Ltd. - A Shares	36,734	0.0
71,000	(2)	Haidilao International Holding Ltd.	301,746	0.1
116,000		Haier Electronics Group Co. Ltd.	353,162	0.1
38,500		Haier Smart Home Co. Ltd. - A Shares	96,695	0.0
51,000		Haitian International Holdings Ltd.	103,857	0.0
48,500		Haitong Securities Co. Ltd. - A Shares	86,595	0.0
242,000		Haitong Securities Co. Ltd. - H Shares	196,612	0.1
1,908,000	(1),(4),(5)	Hanergy Mobile Energy Holding Group Co Ltd.	–	–
51,200		Hangzhou Hikvision Digital Technology Co. Ltd. - A Shares	221,219	0.1
7,400		Hangzhou Robam Appliances Co. Ltd. - A Shares	32,689	0.0
4,000		Hangzhou Tigermed Consulting Co. Ltd. - A Shares	57,580	0.0
44,000	(1),(2)	Hansoh Pharmaceutical Group Co. Ltd.	208,094	0.1
3,300		Hefei Meiya Optoelectronic Technology, Inc.	24,558	0.0
16,400		Henan Shuanghui Investment & Development Co. Ltd. - A Shares	107,261	0.0
61,500		Hengan International Group Co., Ltd.	484,080	0.1
38,220		Hengli Petrochemical Co. Ltd. - A Shares	75,927	0.0
17,800		Hengtong Optic-electric Co. Ltd. - A Shares	41,553	0.0
28,470		Hengyi Petrochemical Co. Ltd. - A Shares	36,875	0.0
95,100		Hesteel Co. Ltd. - A Shares	27,540	0.0
3,600		Hithink RoyalFlush Information Network Co. Ltd. - A Shares	68,219	0.0
36,000	(1),(2)	Hua Hong Semiconductor Ltd.	126,204	0.0
27,800		Huaan Securities Co. Ltd. - A Shares	26,927	0.0
10,440		Huadong Medicine Co. Ltd. - A Shares	37,453	0.0
8,830		Hualan Biological Engineering, Inc.	62,710	0.0
332,000		Huaneng Power International, Inc. - H Shares	125,222	0.0
43,100		Huatai Securities Co. Ltd. - A Shares	114,993	0.0
128,400	(2)	Huatai Securities Co. Ltd. - H Shares	205,542	0.1
13,500		Huaxi Securities Co. Ltd. - A Shares	20,373	0.0
79,300		Huaxia Bank Co. Ltd. - A Shares	68,773	0.0
9,800		Huaxin Cement Co. Ltd.	33,082	0.0
20,000		Huayu Automotive Systems Co. Ltd. - A Shares	59,234	0.0
12,118		Huazhu Group Ltd. ADR	424,736	0.1
43,300		Hubei Biocause Pharmaceutical Co. Ltd.	31,979	0.0
4,950		Hundsun Technologies, Inc. - A Shares	75,763	0.0
6,327	(1)	Hutchison China MediTech Ltd. ADR	174,499	0.0
5,151	(1),(3)	HUYA, Inc. ADR	96,169	0.0
14,600		Iflytek Co. Ltd. - A Shares	77,757	0.0
283,400		Industrial & Commercial Bank of China Ltd. - A Shares	199,859	0.1
5,312,000		Industrial & Commercial Bank of China - H Shares	3,211,467	0.6
115,100		Industrial Bank Co. Ltd. - A Shares	257,667	0.1
46,400		Industrial Securities Co. Ltd. - A Shares	45,121	0.0
335,300		Inner Mongolia BaoTou Steel Union Co. Ltd. - A Shares	51,319	0.0
33,500		Inner Mongolia Yili Industrial Group Co. Ltd. - A Shares - XSSC	147,920	0.0
102,100	(1)	Inner Mongolia Yitai Coal Co. - A Shares	66,446	0.0
85,000	(1),(2)	Innovent Biologics, Inc.	632,629	0.1
9,968		Inspur Electronic Information Industry Co. Ltd.	55,899	0.0
19,535	(1)	iQIYI, Inc. ADR	453,017	0.1
3,280		Jafron Biomedical Co. Ltd.	32,343	0.0
75,410	(1)	JD.com, Inc. ADR	4,538,174	0.9
24,500		Jiangsu Changshu Rural Commercial Bank Co. Ltd. - A Shares	26,095	0.0
102,000		Jiangsu Expressway Co. Ltd. - H Shares	119,883	0.0
4,000		Jiangsu Hengli Hydraulic Co. Ltd.	45,589	0.0
29,148		Jiangsu Hengrui Medicine Co. Ltd. - A Shares	380,936	0.1
9,600		Jiangsu King's Luck Brewery JSC Ltd.	54,233	0.0
12,100		Jiangsu Shagang Co. Ltd. - A Shares	21,581	0.0
7,176		Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. - A Shares	107,107	0.0
4,600		Jiangsu Yuyue Medical Equipment & Supply Co. Ltd.	23,669	0.0
26,700		Jiangsu Zhongnan Construction Group Co. Ltd.	33,763	0.0
15,600		Jiangsu Zhongtian Technology Co. Ltd. - A Shares	25,435	0.0
124,000		Jiangxi Copper Co., Ltd. - H Shares	126,342	0.0
16,100		Jiangxi Zhengbang Technology Co. Ltd.	39,941	0.0

See Accompanying Notes to Financial Statements

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS AS OF June 30, 2020 (Unaudited) (CONTINUED)

45,400		Jinke Properties Group Co. Ltd. - A Shares	52,554	0.0
10,000		Jinyu Bio-Technology Co. Ltd.	39,429	0.0
16,200		Jointown Pharmaceutical Group Co. Ltd.	42,661	0.0
5,200		Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd.	43,119	0.0
5,252	(1)	JOYY, Inc. ADR	465,064	0.1
4,600		Juewei Food Co. Ltd.	45,987	0.0
176,000		Kaisa Group Holdings Ltd. - H Shares	67,010	0.0
55,500		Kingboard Holdings Ltd.	144,866	0.0
82,500		Kingboard Laminates Holdings Ltd.	83,374	0.0
214,000		Kingdee International Software Group Co., Ltd.	500,735	0.1
76,000		Kingsoft Corp. Ltd.	355,988	0.1
21,500	(1),(2),(3)	Koolearn Technology Holding Ltd.	86,770	0.0
318,000		Kunlun Energy Co. Ltd.	208,267	0.1
6,700		Kweichow Moutai Co. Ltd. - A Shares (Nth SSE-SEHK)	1,391,374	0.3
110,500		KWG Group Holdings Ltd.	187,746	0.1
133,000		Lee & Man Paper Manufacturing Ltd.	72,290	0.0
37,800	(2)	Legend Holdings Corp. - H Shares	44,328	0.0
660,000		Lenovo Group Ltd.	368,242	0.1
13,300		Lens Technology Co. Ltd. - A Shares	53,029	0.0
39,100		Leo Group Co. Ltd. - A Shares	21,383	0.0
12,100		Lepu Medical Technology Beijing Co. Ltd. - A Shares	62,517	0.0
187,500		Li Ning Co. Ltd.	600,458	0.1
12,600		Liaoning Cheng Da Co. Ltd. - A Shares	33,837	0.0
36,600	(1)	Lingyi iTech Guangdong Co. - A Shres	55,421	0.0
126,000		Logan Group Co. Ltd.	225,113	0.1
8,300		Lomon Billions Group Co. Ltd.	21,811	0.0
162,500	(2)	Longfor Group Holdings Ltd.	777,861	0.2
22,200		LONGi Green Energy Technology Co. Ltd. - A Shares	128,416	0.0
37,464		Luxshare Precision Industry Co. Ltd. - A Shares	273,914	0.1
114,500	(2)	Luye Pharma Group Ltd. - H Shares	70,399	0.0
7,000		Luzhou Laojiao Co. Ltd. - A Shares	90,576	0.0
8,190	(1)	Mango Excellent Media Co. Ltd. - A Shares	75,830	0.0
24,480		Meinian Onehealth Healthcare Holdings Co. Ltd. - A Shares	50,070	0.0
315,100	(1)	Meituan Dianping- Class B	7,041,343	1.4
84,800		Metallurgical Corp. of China Ltd. - A Shares	30,228	0.0
13,792		Momo, Inc. ADR	241,084	0.1
20,180		Muyuan Foodstuff Co. Ltd. - A Shares	234,741	0.1
17,400		NanJi E-Commerce Co. Ltd.	52,264	0.0
5,200		Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd.	47,504	0.0
22,800		Nanjing Securities Co. Ltd.	46,149	0.0
6,000	(1)	Nanyang Topsec Technologies Group, Inc. - A Shares	22,634	0.0
28,900		NARI Technology Co. Ltd. - A Shares	83,282	0.0
3,200		NAURA Technology Group Co. Ltd.	77,570	0.0
14,800		NavInfo Co. Ltd.	34,673	0.0
7,242		NetEase, Inc. ADR	3,109,570	0.6
10,700		New China Life Insurance Co. Ltd. - A Shares	67,270	0.0
77,200		New China Life Insurance Co. Ltd. - H Shares	260,343	0.1
19,800		New Hope Liuhe Co. Ltd. - A Shares	83,811	0.0
12,704	(1)	New Oriental Education & Technology Group, Inc. ADR	1,654,442	0.3
132,000		Nine Dragons Paper Holdings Ltd.	120,687	0.0
4,800		Ninestar Corp. - A Shares	22,403	0.0
80,735	(1),(3)	NIO, Inc. ADR	623,274	0.1
3,119	(1),(3)	Noah Holdings Ltd. ADR	79,441	0.0
7,500		Offcn Education Technology Co. Ltd. - A Shares	29,533	0.0
46,100		Offshore Oil Engineering Co. Ltd.	29,865	0.0
19,100	(1)	OFILM Group Co. Ltd. - A Shares	49,905	0.0
1,300		Oppein Home Group, Inc. - A Shares	21,364	0.0
41,500		Orient Securities Co. Ltd./China - A Shares	55,897	0.0
28,200		Oriental Pearl Group Co. Ltd. - A Shares	38,616	0.0
3,200		Ovctek China, Inc.	31,381	0.0
59,200	(1)	Pacific Securities Co. Ltd./The/China	26,622	0.0
809,000		Peoples Insurance Co. Group of China Ltd. - H Shares	237,240	0.1
8,600		Perfect World Co. Ltd./China - A Shares	70,402	0.0
129,400		PetroChina Co. Ltd. - A Shares	76,874	0.0
1,874,000		PetroChina Co., Ltd. - H Shares	626,648	0.1
643,244		PICC Property & Casualty Co., Ltd. - H Shares	534,578	0.1

See Accompanying Notes to Financial Statements

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS AS OF June 30, 2020 (Unaudited) (CONTINUED)

22,827	(1)	Pinduoduo, Inc. ADR	1,959,470	0.4
103,600		Ping An Bank Co. Ltd. - A Shares	188,194	0.1
33,200	(1),(2),(3)	Ping An Healthcare and Technology Co. Ltd.	509,007	0.1
61,800		Ping An Insurance Group Co. of China Ltd. - A Shares	625,478	0.1
523,500		Ping An Insurance Group Co. of China Ltd. - H Shares	5,218,767	1.0
62,500		Poly Developments and Holdings Group Co. Ltd. - A Shares	131,034	0.0
7,200	(3)	Poly Property Development Co. Ltd. - H Shares	72,926	0.0
828,000	(2)	Postal Savings Bank of China Co. Ltd. - H Shares	477,110	0.1
82,800		Power Construction Corp. of China Ltd. - A Shares	40,680	0.0
1,000		Proya Cosmetics Co. Ltd. - A Shares	25,552	0.0
30,100		RiseSun Real Estate Development Co. Ltd. - A Shares	34,612	0.0
30,800		Rongsheng Petro Chemical Co. Ltd. - A Shares	53,812	0.0
39,600		SAIC Motor Corp. Ltd. - A Shares	95,558	0.0
24,600		Sanan Optoelectronics Co. Ltd. - A Shares	87,408	0.0
1,300		Sangfor Technologies, Inc.	38,022	0.0
42,100		Sany Heavy Industry Co. Ltd. - A Shares	112,294	0.0
25,100		SDIC Capital Co. Ltd. - A Shares	45,400	0.0
46,400		SDIC Power Holdings Co. Ltd. - A Shares	51,713	0.0
190,000	(3)	Seazen Group Ltd.	164,983	0.0
13,600		Seazen Holdings Co. Ltd. - A Shares	60,326	0.0
296,900	(1)	Semiconductor Manufacturing International Corp.	1,041,511	0.2
16,800		SF Holding Co. Ltd. - A Shares	130,140	0.0
900		SG Micro Corp. - A Shares	38,994	0.0
53,300		Shaanxi Coal Industry Co. Ltd. - A Shares	54,582	0.0
16,760		Shandong Gold Mining Co. Ltd. - A Shares	88,075	0.0
13,300		Shandong Hualu Hengsheng Chemical Co. Ltd.	33,389	0.0
9,300		Shandong Linglong Tyre Co. Ltd. - A Shares	26,695	0.0
9,400		Shandong Sinocera Functional Material Co. Ltd.	44,642	0.0
212,000		Shandong Weigao Group Medical Polymer Co., Ltd. - H Shares	473,364	0.1
6,700		Shanghai Baosight Software Co. Ltd.	56,383	0.0
50,700		Shanghai Construction Group Co. Ltd. - A Shares	22,080	0.0
54,300		Shanghai Electric Group Co. Ltd. - A Shares	38,854	0.0
266,000	(1)	Shanghai Electric Group Co., Ltd. - H Shares	75,860	0.0
11,200		Shanghai Fosun Pharmaceutical Group Co. Ltd. - A Shares	53,532	0.0
45,500		Shanghai Fosun Pharmaceutical Group Co. Ltd. - H Shares	152,542	0.0
28,000		Shanghai Industrial Holdings Ltd.	43,249	0.0
5,900		Shanghai International Airport Co. Ltd. - A Shares	60,243	0.0
51,500		Shanghai International Port Group Co. Ltd. - A Shares	30,639	0.0
118,533	(1)	Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. - A Shares	92,117	0.0
7,200		Shanghai M&G Stationery, Inc.	55,739	0.0
79,200		Shanghai Pharmaceuticals Holding Co. Ltd. - H Shares	133,105	0.0
163,600		Shanghai Pudong Development Bank Co. Ltd. - A Shares	245,230	0.1
2,200		Shanghai Putailai New Energy Technology Co. Ltd. - A Shares	32,152	0.0
32,400	(1)	Shanghai RAAS Blood Products Co. Ltd. - A Shares	38,850	0.0
30,900		Shanghai Tunnel Engineering Co. Ltd. - A Shares	24,781	0.0
28,064		Shanghai Yuyuan Tourist Mart Group Co. Ltd.	35,267	0.0
28,000	(1)	Shanxi Meijin Energy Co. Ltd.	25,013	0.0
30,420		Shanxi Securities Co. Ltd. - A Shares	28,242	0.0
4,400		Shanxi Xinghuacun Fen Wine Factory Co. Ltd. - A Shares	90,396	0.0
48,800		Shenergy Co. Ltd. - A Shares	40,839	0.0
15,800		Shengyi Technology Co. Ltd.	65,894	0.0
2,020		Shennan Circuits Co. Ltd.	48,165	0.0
147,300		Shenwan Hongyuan Group Co. Ltd. - A Shares	105,518	0.0
58,000		Shenzhen Expressway Co. Ltd. - H Shares	58,937	0.0
2,400		Shenzhen Goodix Technology Co. Ltd.	76,085	0.0
12,500		Shenzhen Inovance Technology Co. Ltd. - A Shares	67,391	0.0

See Accompanying Notes to Financial Statements

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS AS OF June 30, 2020 (Unaudited) (CONTINUED)

96,750		Shenzhen International Holdings Ltd.	154,873	0.1
220,000		Shenzhen Investment Ltd.	70,039	0.0
8,400		Shenzhen Kaifa Technology Co. Ltd. - A Shares	26,144	0.0
3,400		Shenzhen Kangtai Biological Products Co. Ltd. - A Shares	77,966	0.0
5,500		Shenzhen Mindray Bio-Medical Electronics Co. Ltd. - A Shares	237,695	0.1
53,200		Shenzhen Overseas Chinese Town Co. Ltd. - A Shares	45,781	0.0
7,300		Shenzhen Sunway Communication Co. Ltd.	55,096	0.0
74,100		Shenzhou International Group Holdings Ltd.	900,850	0.2
5,600		Shijiazhuang Yiling Pharmaceutical Co. Ltd. - A Shares	24,789	0.0
109,000		Shimao Group Holdings Ltd.	466,004	0.1
370,000		Shui On Land Ltd. - H Shares	62,385	0.0
32,500		Sichuan Chuantou Energy Co. Ltd. - A Shares	42,681	0.0
9,900		Sichuan Kelun Pharmaceutical Co. Ltd. - A Shares	29,422	0.0
4,000		Sichuan Swellfun Co. Ltd.	35,423	0.0
6,000		Silergy Corp.	393,050	0.1
5,740	(1)	Sina Corp.	206,123	0.0
620,500		Sino Biopharmaceutical Ltd.	1,169,516	0.2
16,000		Sinolink Securities Co. Ltd. - A Shares	25,912	0.0
312,000		Sino-Ocean Group Holding Ltd.	75,088	0.0
136,500		Sinopec Engineering Group Co. Ltd. - H Shares	58,610	0.0
368,000		Sinopec Shanghai Petrochemical Co. Ltd. - H Shares	88,610	0.0
120,800		Sinopharm Group Co. - H Shares	310,572	0.1
60,500		Sinotruk Hong Kong Ltd.	157,890	0.1
220,500	(1)	Soho China Ltd.	77,896	0.0
13,640		Songcheng Performance Development Co. Ltd. - A Shares	33,498	0.0
18,690		SooChow Securities Co. Ltd. - A Shares	21,695	0.0
55,000		Southwest Securities Co. Ltd. - A Shares	35,856	0.0
6,800		Spring Airlines Co. Ltd. - A Shares	34,112	0.0
154,000		SSY Group Ltd.	105,508	0.0
212,500		Sun Art Retail Group Ltd.	364,570	0.1
233,000		Sunac China Holdings Ltd.	986,053	0.2
63,000		Suning.com Co. Ltd. - A Shares	78,394	0.0
64,400		Sunny Optical Technology Group Co. Ltd.	1,036,485	0.2
12,200		Sunwoda Electronic Co. Ltd.	32,834	0.0
6,900		Suzhou Dongshan Precision Manufacturing Co. Ltd. - A Shares	29,408	0.0
18,600		Suzhou Gold Mantis Construction Decoration Co. Ltd. - A Shares	20,774	0.0
34,015	(1)	TAL Education Group ADR	2,325,946	0.4
39,100		TBEA Co. Ltd. - A Shares	37,642	0.0
86,300		TCL Technology Group Corp. - A Shares	76,051	0.0
507,200		Tencent Holdings Ltd.	32,500,317	6.2
31,331	(1)	Tencent Music Entertainment Group ADR	421,715	0.1
2,700		Thunder Software Technology Co. Ltd. - A Shares	29,781	0.0
30,600		Tianfeng Securities Co. Ltd. - A Shares	26,371	0.0
20,200		Tianjin Zhonghuan Semiconductor Co. Ltd.	64,391	0.0
12,700		Tianma Microelectronics Co. Ltd. - A Shares	27,752	0.0
10,140	(1)	Tianqi Lithium Corp.	33,118	0.0
15,600		Tianshui Huatian Technology Co. Ltd. - A Shares	29,975	0.0
178,000		Tingyi Cayman Islands Holding Corp.	277,282	0.1
3,900		Toly Bread Co. Ltd.	28,095	0.0
76,400	(1),(3)	Tongcheng-Elong Holdings Ltd.	138,736	0.0
6,600	(1)	TongFu Microelectronics Co. Ltd. - A Shares	23,507	0.0
18,000		Tonghua Dongbao Pharmaceutical Co. Ltd. - A Shares	44,511	0.0
123,400		Tongling Nonferrous Metals Group Co. Ltd. - A Shares	33,817	0.0
24,800		Tongwei Co. Ltd. - A Shares	61,248	0.0
1,200	(1)	Topchoice Medical Corp. - A Shares	28,355	0.0
105,000	(2)	Topsports International Holdings Ltd.	135,089	0.0
25,300		Transfar Zhilian Co. Ltd. - A Shares	19,563	0.0
80,000		Travelsky Technology Ltd. - H Shares	141,643	0.0
42,981	(1)	Trip.com Group Ltd. ADR	1,114,067	0.2
5,900		Tsingtao Brewery Co. Ltd. - A Shares	64,032	0.0
34,000		Tsingtao Brewery Co., Ltd. - H Shares	253,748	0.1

See Accompanying Notes to Financial Statements

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS AS OF June 30, 2020 (Unaudited) (CONTINUED)

79,200		Tunghsu Optoelectronic Technology Co. Ltd. - A Shares	30,088	0.0
4,700		Unigroup Guoxin Microelectronics Co. Ltd.	48,554	0.0
106,000		Uni-President China Holdings Ltd.	106,032	0.0
12,000		Unisplendour Corp. Ltd. - A Shares	73,396	0.0
11,200		Universal Scientific Industrial Shanghai Co. Ltd. - A Shares	34,817	0.0
7,600		Venustech Group, Inc.	45,322	0.0
26,000		Vinda International Holdings Ltd.	93,399	0.0
39,493	(1)	Vipshop Holdings Ltd. ADR	786,306	0.2
7,900		Walvax Biotechnology Co. Ltd. - A Shares	58,466	0.0
13,800	(1)	Wanda Film Holding Co. Ltd.	29,911	0.0
15,000		Wanhua Chemical Group Co. Ltd. - A Shares	106,401	0.0
459,000		Want Want China Holdings Ltd.	348,660	0.1
4,800	(1)	Weibo Corp. ADR	161,280	0.0
33,300		Weichai Power Co. Ltd. - A Shares	64,823	0.0
179,000		Weichai Power Co. Ltd. - H Shares	337,259	0.1
2,700		Weihai Guangwei Composites Co. Ltd.	24,042	0.0
32,120		Wens Foodstuffs Group Co. Ltd. - A Shares	99,363	0.0
29,000		Western Securities Co. Ltd. - A Shares	33,597	0.0
137,000	(3)	Wharf Holdings Ltd.	280,325	0.1
2,700		Will Semiconductor Ltd.	77,704	0.0
4,500	(1)	Wingtech Technology Co. Ltd. - A Shares	80,716	0.0
17,290		Winning Health Technology Group Co. Ltd.	56,389	0.0
7,400		Wonders Information Co. Ltd. - A Shares	23,217	0.0
7,990		Wuhan Guide Infrared Co. Ltd. - A Shares	33,221	0.0
11,700		Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd. - A Shares	77,671	0.0
21,200		Wuliangye Yibin Co. Ltd. - A Shares	515,095	0.1
12,100		WUS Printed Circuit Kunshan Co. Ltd.	42,955	0.0
12,880		WuXi AppTec Co. Ltd. - A Shares	175,931	0.1
16,168	(2)	WuXi AppTec Co. Ltd. - H Shares	211,149	0.1
81,500	(1),(2)	Wuxi Biologics Cayman, Inc. - H Shares	1,495,983	0.3
5,500		Wuxi Lead Intelligent Equipment Co. Ltd. - A Shares	36,068	0.0
13,300		Wuxi Taiji Industry Co. Ltd. - A Shares	22,276	0.0
43,500		XCMG Construction Machinery Co. Ltd.	36,547	0.0
932,200	(1),(2)	Xiaomi Corp. - B Shares	1,549,086	0.3
87,300		Xinhu Zhongbao Co. Ltd. - A Shares	36,976	0.0
20,700		Xinjiang Goldwind Science & Technology Co. Ltd. - A Shares	29,346	0.0
51,252		Xinjiang Goldwind Science & Technology Co. Ltd. - H Shares	44,100	0.0
366,000		Xinyi Solar Holdings Ltd.	351,958	0.1
6,800		Yantai Jereh Oilfield Services Group Co. Ltd.	30,059	0.0
164,000		Yanzhou Coal Mining Co., Ltd. - H Shares	123,513	0.0
3,700		Yealink Network Technology Corp. Ltd.	35,895	0.0
4,200		Yifeng Pharmacy Chain Co. Ltd. - A Shares	54,176	0.0
43,000		Yihai International Holding Ltd.	443,117	0.1
15,300		Yintai Gold Co. Ltd.	34,480	0.0
60,400		Yonghui Superstores Co. Ltd. - A Shares	80,296	0.0
15,860		Yonyou Network Technology Co. Ltd. - A Shares	99,351	0.0
596,000		Yuexiu Property Co. Ltd. - H Shares	106,901	0.0
31,993		Yum China Holdings, Inc.	1,537,903	0.3
14,560		Yunda Holding Co. Ltd. - A Shares	50,565	0.0
7,900		Yunnan Baiyao Group Co. Ltd. - A Shares	105,093	0.0
4,700		Yunnan Energy New Material Co. Ltd.	43,937	0.0
170,000		Yuzhou Properties Co. Ltd. - H Shares	74,066	0.0
4,668	(1)	Zai Lab Ltd. ADR	383,383	0.1
4,100		Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. - A Shares	99,025	0.0
81,000		Zhaojin Mining Industry Co. Ltd. - H Shares	96,205	0.0
21,900		Zhejiang Century Huatong Group Co. Ltd. - A Shares	47,546	0.0
12,200		Zhejiang Chint Electrics Co. Ltd. - A Shares	45,606	0.0
23,000		Zhejiang Dahua Technology Co. Ltd. - A Shares	62,848	0.0
3,920		Zhejiang Dingli Machinery Co. Ltd.	42,241	0.0
114,000		Zhejiang Expressway Co., Ltd. - H Shares	80,959	0.0
10,560		Zhejiang Huahai Pharmaceutical Co. Ltd.	50,923	0.0
7,300		Zhejiang Huayou Cobalt Co. Ltd. - A Shares	40,499	0.0
7,000		Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. - A Shares	24,569	0.0
22,600		Zhejiang Longsheng Group Co. Ltd. - A Shares	41,051	0.0
14,800		Zhejiang NHU Co. Ltd.	61,111	0.0

See Accompanying Notes to Financial Statements

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS AS OF June 30, 2020 (Unaudited) (CONTINUED)

16,250		Zhejiang Sanhua Intelligent Controls Co. Ltd.	50,562	0.0
4,000		Zhejiang Supor Co. Ltd.	40,289	0.0
4,100		Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd.	36,085	0.0
105,000		Zhenro Properties Group Ltd.	65,854	0.0
32,100	(1),(2),(3)	ZhongAn Online P&C Insurance Co. Ltd. - H Shares	160,118	0.1
4,400		Zhongji Innolight Co. Ltd.	39,469	0.0
28,300		Zhongjin Gold Corp. Ltd. - A Shares	36,960	0.0
51,000		Zhongsheng Group Holdings Ltd.	285,229	0.1
44,800		Zhuzhou CSR Times Electric Co., Ltd. - H Shares	114,886	0.0
123,900		Zijin Mining Group Co. Ltd. - A Shares	78,147	0.0
508,000		Zijin Mining Group Co., Ltd. - H Shares	239,992	0.1
109,400	(1)	Zoomlion Heavy Industry Science and Technology Co. Ltd. - H Shares	84,703	0.0
52,000		Zoomlion Heavy Industry Science and Technology Co. Ltd. - A Shares	47,494	0.0
22,000	(1)	ZTE Corp. - A Shares	125,295	0.0
63,640		ZTE Corp. - H Shares	196,424	0.1
33,749		ZTO Express Cayman, Inc. ADR	1,238,926	0.2
			210,770,559	39.9

		Colombia: 0.2%
20,086		Bancolombia SA	128,277	0.0
10,554		BanColombia SA ADR	277,676	0.1
453,167		Ecopetrol SA	250,219	0.1
19,055		Grupo de Inversiones Suramericana SA	94,514	0.0
39,204		Interconexion Electrica SA ESP	196,124	0.0
			946,810	0.2

		Czech Republic: 0.1%
15,171		CEZ AS	324,845	0.1
6,610	(1)	Komercni Banka AS	154,190	0.0
49,805	(2)	Moneta Money Bank AS	112,802	0.0
			591,837	0.1

		Egypt: 0.1%
127,773		Commercial International Bank Egypt SAE	511,265	0.1
93,638		Eastern Co. SAE	74,195	0.0
65,195		ElSewedy Electric Co.	26,898	0.0
			612,358	0.1

		Greece: 0.1%
4,349	(1),(4)	FF Group	–	–
21,278		Hellenic Telecommunications Organization SA	287,422	0.1
9,381		Jumbo SA	168,632	0.0
6,303		Motor Oil Hellas Corinth Refineries SA	87,067	0.0
16,165		OPAP S.A.	154,050	0.0
			697,171	0.1

		Hungary: 0.2%
36,286	(1)	MOL Hungarian Oil & Gas PLC	214,527	0.0
20,185	(1)	OTP Bank Nyrt	709,610	0.1
12,700	(1)	Richter Gedeon Nyrt	263,521	0.1
			1,187,658	0.2

		India: 7.8%
45,341		Adani Ports & Special Economic Zone, Ltd.	206,029	0.0
54,691		Ambuja Cements Ltd.	140,213	0.0
26,646		Asian Paints Ltd.	595,730	0.1
24,833		Aurobindo Pharma Ltd.	253,777	0.1
13,246	(1),(2)	Avenue Supermarts Ltd.	406,523	0.1
188,771		Axis Bank Ltd.	1,021,207	0.2
7,566		Bajaj Auto Ltd.	283,036	0.1
16,370		Bajaj Finance Ltd.	616,137	0.1
3,555		Bajaj Finserv Ltd.	275,483	0.1
32,844	(2)	Bandhan Bank Ltd.	140,064	0.0
18,799		Berger Paints India Ltd.	123,144	0.0
20,751		Bharat Forge Ltd.	87,763	0.0
59,428		Bharat Petroleum Corp. Ltd.	294,680	0.1
218,961	(1)	Bharti Airtel Ltd.	1,626,218	0.3
24,540		Bharti Infratel Ltd.	72,130	0.0
21,470		Biocon Ltd.	110,622	0.0
519		Bosch Ltd.	78,577	0.0
5,175		Britannia Industries Ltd.	247,489	0.1
32,098		Cipla Ltd.	272,209	0.1
107,943		Coal India Ltd.	190,687	0.0
4,987		Colgate-Palmolive India Ltd.	93,028	0.0
16,169		Container Corp. Of India Ltd.	89,408	0.0
49,319		Dabur India Ltd.	304,615	0.1
7,166		Divis Laboratories Ltd.	216,440	0.0
48,591		DLF Ltd.	95,376	0.0
10,630		Dr Reddys Laboratories Ltd.	556,797	0.1
1,231		Eicher Motors Ltd.	298,905	0.1
139,145		GAIL India Ltd.	189,434	0.0
33,998		Godrej Consumer Products Ltd.	311,512	0.1
27,001		Grasim Industries Ltd.	221,795	0.0
21,453		Havells India Ltd.	164,598	0.0
99,368		HCL Technologies Ltd.	733,327	0.1
3,319	(2)	HDFC Asset Management Co. Ltd.	109,257	0.0
61,073	(1),(2)	HDFC Life Insurance Co., Ltd.	446,086	0.1
8,770		Hero Motocorp Ltd.	296,364	0.1
104,134		Hindalco Industries Ltd.	203,923	0.0
53,538		Hindustan Petroleum Corp. Ltd.	154,102	0.0
73,218		Hindustan Unilever Ltd.	2,116,790	0.4
146,571		Housing Development Finance Corp.	3,408,087	0.6
428,888		ICICI Bank Ltd.	1,999,538	0.4
16,928	(2)	ICICI Lombard General Insurance Co. Ltd.	284,359	0.1
29,308	(2)	ICICI Prudential Life Insurance Co. Ltd.	165,688	0.0
171,232		Indian Oil Corp. Ltd.	194,043	0.0

See Accompanying Notes to Financial Statements

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS AS OF June 30, 2020 (Unaudited) (CONTINUED)

13,487	(1)	Indraprastha Gas Ltd.	79,310	0.0
5,380		Info Edge India Ltd.	196,468	0.0
303,249		Infosys Ltd.	2,947,796	0.6
7,519	(2)	InterGlobe Aviation Ltd.	98,164	0.0
311,599		ITC Ltd.	804,577	0.2
73,765		JSW Steel Ltd.	186,817	0.0
6,163		Jubilant Foodworks Ltd.	141,043	0.0
44,746		Larsen & Toubro Ltd.	561,563	0.1
23,164		LIC Housing Finance Ltd.	81,535	0.0
20,396		Lupin Ltd.	246,445	0.1
68,908		Mahindra & Mahindra Ltd.	467,728	0.1
41,364		Marico Ltd.	192,857	0.0
10,727		Maruti Suzuki India Ltd.	830,399	0.2
78,234		Motherson Sumi Systems Ltd.	98,444	0.0
2,096		Nestle India Ltd.	475,908	0.1
218,589		NTPC Ltd.	278,100	0.1
226,137		Oil & Natural Gas Corp., Ltd.	245,548	0.1
451		Page Industries Ltd.	118,962	0.0
53,532		Petronet LNG Ltd.	183,201	0.0
11,105		Pidilite Industries Ltd.	201,803	0.0
7,950		Piramal Enterprises, Ltd.	143,087	0.0
170,786		Power Grid Corp. of India Ltd.	396,119	0.1
53,171		REC Ltd.	76,341	0.0
253,114		Reliance Industries Ltd.	5,757,437	1.1
33,636	(1),(2)	SBI Life Insurance Co. Ltd.	359,132	0.1
792		Shree Cement Ltd.	242,141	0.1
5,810		Shriram Transport Finance Co. Ltd.	53,021	0.0
4,800		Siemens, Ltd.	69,749	0.0
165,847	(1)	State Bank of India	392,887	0.1
77,394		Sun Pharmaceutical Industries Ltd.	485,843	0.1
79,771		Tata Consultancy Services Ltd.	2,195,898	0.4
36,051		Tata Consumer Products Ltd.	185,144	0.0
152,816	(1)	Tata Motors Ltd.	200,423	0.0
28,904		Tata Steel Ltd.	126,553	0.0
42,910		Tech Mahindra Ltd.	308,744	0.1
28,884		Titan Co., Ltd.	363,684	0.1
4,195		Torrent Pharmaceuticals Ltd.	131,904	0.0
9,805		Ultratech Cement Ltd.	506,891	0.1
25,798	(1)	United Spirits Ltd.	202,376	0.0
45,773		UPL Ltd.	258,236	0.1
165,891		Vedanta Ltd.	236,996	0.1
102,475		Wipro Ltd.	299,137	0.1
77,482		Zee Entertainment Enterprises Ltd.	176,019	0.0
			41,299,620	7.8

		Indonesia: 1.4%
497,900		Ace Hardware Indonesia Tbk PT	52,727	0.0
1,055,700		Adaro Energy Tbk PT	74,272	0.0
1,826,500		Astra International Tbk PT	617,791	0.1
881,800		Bank Central Asia Tbk PT	1,764,307	0.3
1,709,700		Bank Mandiri Persero TBK PT	593,659	0.1
647,400		Bank Negara Indonesia Persero Tbk PT	209,177	0.1
5,006,900		Bank Rakyat Indonesia	1,068,688	0.2
2,341,900	(1)	Barito Pacific Tbk PT	191,636	0.1
656,900		Charoen Pokphand Indonesia Tbk PT	257,582	0.1
40,000		Gudang Garam Tbk PT	132,455	0.0
690,000		Hanjaya Mandala Sampoerna Tbk PT	80,111	0.0
213,600		Indah Kiat Pulp and Paper Corp. Tbk PT	90,112	0.0
119,300		Indocement Tunggal Prakarsa Tbk PT	99,033	0.0
188,100		Indofood CBP Sukses Makmur TBK PT	123,449	0.0
374,200		Indofood Sukses Makmur Tbk PT	171,833	0.0
1,858,900		Kalbe Farma Tbk PT	190,702	0.1
1,063,200		Perusahaan Gas Negara Tbk PT	85,222	0.0
252,700		Semen Indonesia Persero Tbk PT	171,211	0.0
4,539,300		Telekomunikasi Indonesia Persero Tbk PT	972,374	0.2
685,700		Unilever Indonesia Tbk PT	380,511	0.1
144,400		United Tractors Tbk PT	168,026	0.0
291,900		XL Axiata Tbk PT	56,977	0.0
			7,551,855	1.4

		Malaysia: 1.7%
124,800		AMMB Holdings Bhd	90,944	0.0
237,900		Axiata Group Bhd	198,085	0.0
11,800		Carlsberg Brewery Malaysia Bhd	68,607	0.0
519,900		CIMB Group Holdings Bhd	433,720	0.1
335,442		Dialog Group BHD	284,283	0.1
282,400		Digi.Com BHD	284,934	0.1
10,400		Fraser & Neave Holdings Bhd	78,983	0.0
139,100		Gamuda BHD	118,849	0.0
204,200		Genting Bhd	196,678	0.0
253,000		Genting Malaysia BHD	150,472	0.0
26,100		Genting Plantations Bhd	60,256	0.0
52,000		HAP Seng Consolidated Bhd	107,076	0.0
146,400		Hartalega Holdings Bhd	446,564	0.1
58,672		Hong Leong Bank BHD	193,703	0.0
15,192		Hong Leong Financial Group Bhd	46,745	0.0
198,800		IHH Healthcare Bhd	256,272	0.1
209,400		IJM Corp. Bhd	89,034	0.0
201,700		IOI Corp. Bhd	204,933	0.0
38,400		Kuala Lumpur Kepong Bhd	198,864	0.0
370,100		Malayan Banking BHD	650,303	0.1
99,200		Malaysia Airports Holdings Bhd	126,692	0.0
217,700		Maxis Bhd	273,441	0.1
117,300		MISC Bhd	210,138	0.1
6,400		Nestle Malaysia Bhd	209,180	0.1
222,300		Petronas Chemicals Group Bhd	323,901	0.1
25,600		Petronas Dagangan BHD	123,380	0.0
71,700		Petronas Gas BHD	283,798	0.1
53,180		PPB Group Bhd	221,333	0.1
113,200		Press Metal Aluminium Holdings Bhd	120,444	0.0
266,500		Public Bank BHD	1,029,056	0.2

See Accompanying Notes to Financial Statements

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS AS OF June 30, 2020 (Unaudited) (CONTINUED)

66,000		QL Resources Bhd	147,810	0.0
139,476		RHB Bank Bhd	156,339	0.0
221,100		Sime Darby Bhd	111,477	0.0
185,100		Sime Darby Plantation Bhd	213,686	0.1
86,100		Telekom Malaysia BHD	83,636	0.0
216,600		Tenaga Nasional BHD	588,960	0.1
138,400		Top Glove Corp. Bhd	522,311	0.1
56,600		Westports Holdings Bhd	50,237	0.0
297,234		YTL Corp. Bhd	57,817	0.0
			9,012,941	1.7

		Mexico: 1.8%
251,800		Alfa SA de CV	141,432	0.0
3,008,900		America Movil SAB de CV	1,933,540	0.4
38,100		Arca Continental SAB de CV	167,256	0.0
20,700		Becle SAB de CV	39,789	0.0
1,378,121		Cemex SA de CV	388,532	0.1
48,400		Coca-Cola Femsa SAB de CV	211,250	0.0
277,700		Fibra Uno Administracion SA de CV	219,652	0.1
176,800		Fomento Economico Mexicano SAB de CV	1,097,438	0.2
18,985		Gruma SAB de CV	205,787	0.0
32,955		Grupo Aeroportuario del Pacifico SA de CV	237,895	0.1
18,665		Grupo Aeroportuario del Sureste SA de CV	209,108	0.0
145,200		Grupo Bimbo SAB de CV	243,595	0.1
33,100		Grupo Carso SAB de CV	64,128	0.0
234,177		Grupo Financiero Banorte	810,289	0.2
205,700		Grupo Financiero Inbursa SA	142,924	0.0
283,900		Grupo Mexico SA de CV Series B	659,586	0.1
214,800	(1)	Grupo Televisa S.A.	225,505	0.1
11,870		Industrias Penoles, S.A. de C.V.	121,925	0.0
45,600		Infraestructura Energetica Nova SAB de CV	131,159	0.0
135,700		Kimberly-Clark de Mexico SA de CV	211,539	0.1
29,100		Megacable Holdings SAB de CV	85,384	0.0
85,650		Orbia Advance Corp. SAB de CV	126,587	0.0
19,725	(1)	Promotora y Operadora de Infraestructura SAB de CV	142,450	0.0
7,639		Southern Copper Corp.	303,803	0.1
464,600		Wal-Mart de Mexico SAB de CV	1,111,143	0.2
			9,231,696	1.8

		Pakistan: 0.0%
57,700		Habib Bank Ltd.	33,290	0.0
40,500		MCB Bank Ltd.	39,229	0.0
55,100		Oil & Gas Development Co. Ltd.	36,326	0.0
			108,845	0.0

		Peru: 0.2%
18,705		Cia de Minas Buenaventura SAA ADR	170,964	0.0
6,276		Credicorp Ltd.	838,913	0.2
			1,009,877	0.2

		Philippines: 0.8%
168,320		Aboitiz Equity Ventures, Inc.	153,951	0.0
139,200		Aboitiz Power Corp.	75,580	0.0
3,548	(1),(4),(5)	Altus San Nicolas Corp.	–	–
25,815		Ayala Corp.	405,205	0.1
715,690		Ayala Land, Inc.	488,132	0.1
78,020		Bank of the Philippine Islands	113,051	0.0
183,749		BDO Unibank, Inc.	362,587	0.1
2,670		Globe Telecom, Inc.	110,975	0.0
9,400		GT Capital Holdings, Inc.	86,280	0.0
86,380		International Container Terminal Services, Inc.	177,748	0.0
264,210		JG Summit Holdings, Inc.	344,864	0.1
34,520		Jollibee Foods Corp.	97,462	0.0
18,940		Manila Electric Co.	102,225	0.0
1,159,400		Megaworld Corp.	71,316	0.0
1,088,100		Metro Pacific Investments Corp.	81,345	0.0
149,212		Metropolitan Bank & Trust Co.	111,469	0.0
7,640		PLDT, Inc.	190,230	0.1
49,300		Puregold Price Club, Inc.	46,009	0.0
207,595		Robinsons Land Corp.	73,274	0.0
21,722		SM Investments Corp.	412,540	0.1
930,700		SM Prime Holdings, Inc.	598,584	0.1
79,080		Universal Robina Corp.	207,018	0.1
			4,309,845	0.8

		Poland: 0.7%
15,585		Bank Polska Kasa Opieki SA	213,546	0.1
6,082	(1)	CD Projekt SA	612,904	0.1
21,349		Cyfrowy Polsat SA	142,647	0.0
4,251	(1),(2)	Dino Polska SA	216,538	0.1
7,549		Grupa Lotos SA	115,070	0.0
12,721	(1)	KGHM Polska Miedz SA	295,578	0.1
113	(1)	LPP SA	172,441	0.0
1,423	(1)	mBank SA	83,205	0.0
69,220	(1)	PGE Polska Grupa Energetyczna SA	121,035	0.0
27,388		Polski Koncern Naftowy Orlen	435,238	0.1
144,641		Polskie Gornictwo Naftowe I Gazownictwo SA	166,777	0.0
79,944		Powszechna Kasa Oszczednosci Bank Polski SA	465,535	0.1
55,733		Powszechny Zaklad Ubezpieczen SA	410,178	0.1
2,943	(1)	Santander Bank Polska SA	131,397	0.0

See Accompanying Notes to Financial Statements

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS AS OF June 30, 2020 (Unaudited) (CONTINUED)

51,152	(1)	Orange Polska SA	80,899	0.0
			3,662,988	0.7

		Qatar: 0.8%
155,367		Barwa Real Estate Co.	130,480	0.0
161,599		Commercial Bank PQSC	168,722	0.0
159,471		Industries Qatar QSC	338,033	0.1
333,359		Masraf Al Rayan	350,533	0.1
388,643		Mesaieed Petrochemical Holding Co.	216,762	0.1
62,187		Ooredoo QPSC	111,993	0.0
47,987		Qatar Electricity & Water Co. QSC	208,844	0.0
42,950		Qatar Fuel QSC	190,659	0.0
58,543		Qatar International Islamic Bank QSC	130,822	0.0
105,458		Qatar Islamic Bank SAQ	457,165	0.1
401,049		Qatar National Bank QPSC	1,922,934	0.4
			4,226,947	0.8

		Romania: 0.1%
34,127		NEPI Rockcastle PLC	175,078	0.1

		Russia: 3.1%
232,430		Alrosa PJSC	211,350	0.0
1,050,523		Gazprom PJSC	2,866,479	0.6
3,228,000		Inter RAO UES PJSC	221,192	0.0
36,922		Lukoil PJSC	2,753,149	0.5
32,487		Magnit PJSC GDR	422,464	0.1
186,800		Magnitogorsk Iron & Steel Works PJSC	97,384	0.0
5,614		MMC Norilsk Nickel OJSC	1,479,935	0.3
40,975		Mobile TeleSystems PJSC ADR	376,560	0.1
118,045		Moscow Exchange MICEX-RTS PJ	188,312	0.0
8,112		Novatek PJSC GDR	1,149,815	0.2
108,460		Novolipetsk Steel PJSC	215,181	0.0
10,418		PhosAgro OJSC GDR	128,662	0.0
20,207		Polymetal International PLC	395,901	0.1
2,913		Polyus PJSC	489,464	0.1
103,716		Rosneft Oil Co. PJSC	527,446	0.1
954,712		Sberbank of Russia PJSC	2,729,460	0.5
18,462		Severstal PAO	224,756	0.1
633,051		Surgutneftegas PJSC	343,529	0.1
127,759		Tatneft PJSC	999,176	0.2
278,997,930		VTB Bank PJSC	137,642	0.0
1,245		X5 Retail Group N.V. - FIVEL GDR	44,157	0.0
9,764		X5 Retail Group NV - FIVE GDR	343,363	0.1
			16,345,377	3.1

		Saudi Arabia: 2.6%
4,044		Abdullah Al Othaim Markets Co.	121,263	0.0
9,268		Advanced Petrochemical Co.	132,146	0.0
109,628		Al Rajhi Bank	1,657,623	0.3
90,680	(1)	Alinma Bank	352,314	0.1
23,017		Almarai Co. JSC	319,027	0.1
54,694		Arab National Bank	278,493	0.1
32,176		Bank AlBilad	190,561	0.0
29,935		Bank Al-Jazira	90,391	0.0
51,924		Banque Saudi Fransi	396,681	0.1
5,488		Bupa Arabia for Cooperative Insurance Co.	159,842	0.0
4,860	(1)	Co for Cooperative Insurance/The	92,631	0.0
38,916	(1)	Dar Al Arkan Real Estate Development Co.	73,852	0.0
26,450	(1)	Emaar Economic City	48,140	0.0
33,571	(1)	Etihad Etisalat Co.	238,654	0.0
5,429		Jarir Marketing Co.	212,818	0.0
132,237		National Commercial Bank	1,318,727	0.2
23,372	(1)	National Industrialization Co.	65,375	0.0
15,728	(1)	Rabigh Refining & Petrochemical Co.	56,438	0.0
118,458		Riyad Bank	534,116	0.1
29,398		Sahara International Petrochemical Co.	113,318	0.0
90,711		Samba Financial Group	652,256	0.1
4,028		Saudi Airlines Catering Co.	83,399	0.0
17,536		Saudi Arabian Fertilizer Co.	349,234	0.1
40,378	(1)	Saudi Arabian Mining Co.	378,727	0.1
100,385	(2)	Saudi Arabian Oil Co.	871,420	0.2
80,554		Saudi Basic Industries Corp.	1,897,095	0.4
65,690		Saudi British Bank/The	400,291	0.1
5,585		Saudi Cement Co.	78,914	0.0
76,336		Saudi Electricity Co.	318,278	0.1
17,604		Saudi Industrial Investment Group	95,196	0.0
59,684	(1)	Saudi Kayan Petrochemical Co.	131,229	0.0
53,757		Saudi Telecom Co.	1,424,178	0.3
23,922		Savola Group/The	269,671	0.1
21,547		Yanbu National Petrochemical Co.	295,221	0.1
			13,697,519	2.6

		Singapore: 0.0%
17,100	(2)	BOC Aviation Ltd.	110,082	0.0

		South Africa: 3.7%
65,340		Absa Group Ltd.	322,573	0.1
4,760		Anglo American Platinum Ltd.	346,422	0.1
37,057		AngloGold Ashanti Ltd.	1,090,299	0.2
34,602	(1)	Aspen Pharmacare Holdings Ltd.	287,414	0.1
30,487		Bid Corp. Ltd.	500,622	0.1
24,894		Bidvest Group Ltd.	204,251	0.0
4,018		Capitec Bank Holdings Ltd.	199,696	0.0
22,415	(3)	Clicks Group Ltd.	271,731	0.1
34,653		Discovery Ltd.	209,336	0.0
21,585		Exxaro Resources Ltd.	162,924	0.0
456,546		FirstRand Ltd.	1,003,981	0.2
78,822		Gold Fields Ltd.	744,253	0.2
267,474		Growthpoint Properties Ltd.	206,639	0.0
71,794		Impala Platinum Holdings Ltd.	483,501	0.1
5,410		Kumba Iron Ore Ltd.	144,668	0.0
113,261		Life Healthcare Group Holdings Ltd.	109,103	0.0

See Accompanying Notes to Financial Statements

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS AS OF June 30, 2020 (Unaudited) (CONTINUED)

92,504		MMI Holdings	94,137	0.0
22,243		Mr Price Group Ltd.	183,929	0.0
152,734		MTN Group Ltd.	467,769	0.1
40,023	(1)	MultiChoice Group	244,749	0.1
39,410		Naspers Ltd.	7,242,785	1.4
32,604		Nedbank Group Ltd.	191,170	0.0
31,599	(1)	Northam Platinum Ltd.	213,121	0.1
404,326		Old Mutual Ltd.	281,813	0.1
25,880		Pick n Pay Stores Ltd.	76,063	0.0
15,776		PSG Group Ltd.	144,230	0.0
56,518		Rand Merchant Investment Holdings Ltd.	95,106	0.0
12,995		Reinet Investments SCA	228,088	0.0
47,155		Remgro Ltd.	272,248	0.1
0		RMB Holdings Ltd.	0	–
173,095		Sanlam Ltd.	588,815	0.1
50,454	(1),(3)	Sasol Ltd.	387,426	0.1
43,431		Shoprite Holdings Ltd.	266,931	0.1
204,220	(1)	Sibanye Stillwater Ltd.	443,417	0.1
16,481	(3)	Spar Group Ltd.	163,059	0.0
118,276		Standard Bank Group Ltd.	713,941	0.1
13,851		Tiger Brands Ltd.	142,401	0.0
56,789	(3)	Vodacom Group Pty Ltd.	402,950	0.1
89,973		Woolworths Holdings Ltd./South Africa	171,957	0.0
			19,303,518	3.7

		South Korea: 10.8%
2,908		Amorepacific Corp.	406,763	0.1
2,344		AMOREPACIFIC Group	101,489	0.0
569		BGF retail Co. Ltd.	65,957	0.0
21,609		BNK Financial Group, Inc.	90,768	0.0
6,027	(1)	Celltrion Healthcare Co. Ltd.	546,406	0.1
1,444	(1)	Celltrion Pharm, Inc.	153,735	0.0
8,399	(1)	Celltrion, Inc.	2,149,622	0.4
6,670		Cheil Worldwide, Inc.	92,061	0.0
735		CJ CheilJedang Corp.	200,688	0.1
1,439		CJ Corp.	103,974	0.0
872		CJ ENM Co. Ltd.	80,821	0.0
718	(1)	CJ Logistics Corp.	94,636	0.0
2,398		Daelim Industrial Co., Ltd.	164,955	0.0
18,721	(1)	Daewoo Engineering & Construction Co., Ltd.	53,728	0.0
3,666	(1)	Daewoo Shipbuilding & Marine Engineering Co., Ltd.	83,525	0.0
4,200		DB Insurance Co. Ltd.	150,636	0.0
4,064		Doosan Bobcat, Inc.	90,393	0.0
1,682		Douzone Bizon Co. Ltd.	143,711	0.0
1,678		E-Mart, Inc.	148,369	0.0
3,983		Fila Holdings Corp.	117,538	0.0
4,655		GS Engineering & Construction Corp.	95,842	0.0
4,281		GS Holdings Corp.	129,673	0.0
1,854		GS Retail Co. Ltd.	56,653	0.0
27,676		Hana Financial Group, Inc.	629,417	0.1
6,190		Hankook Tire & Technology Co. Ltd.	128,110	0.0
561		Hanmi Pharm Co. Ltd.	114,468	0.0
16,043		Hanon Systems Corp.	121,585	0.0
4,067		Hanwha Corp.	75,953	0.0
8,719		Hanwha Solutions Corp.	141,556	0.0
2,023	(1)	Helixmith Co. Ltd.	103,692	0.0
3,962	(1)	HLB, Inc.	306,144	0.1
2,697		Hotel Shilla Co. Ltd.	160,403	0.0
1,032		Hyundai Department Store Co. Ltd.	48,560	0.0
6,686		Hyundai Engineering & Construction Co. Ltd.	185,210	0.1
1,573		Hyundai Glovis Co., Ltd.	133,734	0.0
841		Hyundai Heavy Industries Holdings Co., Ltd.	173,567	0.0
5,364		Hyundai Marine & Fire Insurance Co., Ltd.	102,970	0.0
6,117		Hyundai Mobis Co. Ltd.	981,896	0.2
13,883		Hyundai Motor Co.	1,140,397	0.2
6,637		Hyundai Steel Co.	114,781	0.0
21,286		Industrial Bank Of Korea	144,642	0.0
5,025		Kakao Corp.	1,127,623	0.2
9,398		Kangwon Land, Inc.	169,366	0.0
35,902		KB Financial Group, Inc.	1,016,371	0.2
23,872		Kia Motors Corp.	645,083	0.1
2,109	(1)	KMW Co. Ltd.	112,645	0.0
5,877		Korea Aerospace Industries Ltd.	117,228	0.0
23,473	(1)	Korea Electric Power Corp.	382,785	0.1
1,711		Korea Gas Corp.	37,568	0.0
3,492		Korea Investment Holdings Co., Ltd.	130,919	0.0
3,473	(1)	Korea Shipbuilding & Offshore Engineering Co. Ltd.	255,657	0.1
733		Korea Zinc Co., Ltd.	205,383	0.1
4,597	(1)	Korean Air Lines Co. Ltd.	67,398	0.0
10,757		KT&G Corp.	702,501	0.1
1,414		Kumho Petrochemical Co. Ltd.	88,430	0.0
4,157		LG Chem Ltd.	1,715,507	0.3
8,610		LG Corp.	513,855	0.1
20,991	(1)	LG Display Co., Ltd.	200,974	0.1
9,813		LG Electronics, Inc.	520,047	0.1
865		LG Household & Health Care Ltd.	969,501	0.2
1,248		LG Innotek Co. Ltd.	183,025	0.1
18,805		LG Uplus Corp.	192,173	0.1
1,544		Lotte Chemical Corp.	215,785	0.1
2,599		Lotte Corp.	68,735	0.0
1,059		Lotte Shopping Co. Ltd.	70,777	0.0
25,871		Meritz Securities Co. Ltd.	65,793	0.0
24,412		Mirae Asset Daewoo Co., Ltd.	136,953	0.0
10,938		NAVER Corp.	2,460,867	0.5
1,478		NCSoft Corp.	1,099,524	0.2
1,837	(1),(2)	Netmarble Corp.	153,970	0.0
8,349		NH Investment & Securities Co., Ltd.	58,082	0.0
2,118		Orion Corp./Republic of Korea	237,110	0.1
129		Ottogi Corp.	59,997	0.0
26,179	(1)	Pan Ocean Co. Ltd.	83,607	0.0
489	(1)	Pearl Abyss Corp.	88,968	0.0
6,807		POSCO	991,484	0.2
1,791		POSCO Chemical Co., Ltd.	113,126	0.0

See Accompanying Notes to Financial Statements

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS AS OF June 30, 2020 (Unaudited) (CONTINUED)

4,796		Posco International Corp.	55,962	0.0
1,370		S-1 Corp.	98,174	0.0
1,473	(1),(2)	Samsung Biologics Co. Ltd.	955,620	0.2
7,740		Samsung C&T Corp.	752,924	0.2
2,025		Samsung Card Co.	46,281	0.0
5,176		Samsung Electro-Mechanics Co. Ltd.	561,545	0.1
422,849		Samsung Electronics Co., Ltd.	18,718,524	3.6
12,800	(1)	Samsung Engineering Co. Ltd.	131,920	0.0
2,820		Samsung Fire & Marine Insurance Co. Ltd.	414,609	0.1
38,642	(1)	Samsung Heavy Industries Co., Ltd.	193,481	0.1
6,021		Samsung Life Insurance Co. Ltd.	226,379	0.1
4,914		Samsung SDI Co., Ltd.	1,502,513	0.3
3,128		Samsung SDS Co. Ltd.	442,446	0.1
5,056		Samsung Securities Co. Ltd.	111,775	0.0
41,888		Shinhan Financial Group Co., Ltd.	1,012,274	0.2
628		Shinsegae, Inc.	116,289	0.0
3,161		SK Holdings Co. Ltd.	768,763	0.2
48,512		SK Hynix, Inc.	3,463,685	0.7
5,074		SK Innovation Co. Ltd.	560,937	0.1
1,738		SK Telecom Co., Ltd.	306,094	0.1
4,044		S-Oil Corp.	215,592	0.1
4,319		Coway Co. Ltd.	261,103	0.1
49,496		Woori Financial Group, Inc.	364,837	0.1
4,213		Yuhan Corp.	178,488	0.0
			56,848,060	10.8

		Taiwan: 11.9%
45,000		Accton Technology Corp.	349,452	0.1
265,462		Acer, Inc.	161,802	0.0
31,694		Advantech Co. Ltd.	318,960	0.1
11,000		Airtac International Group	194,317	0.0
296,243		ASE Industrial Holding Co. Ltd.	682,250	0.1
194,356		Asia Cement Corp.	288,249	0.1
64,000		Asustek Computer, Inc.	470,233	0.1
784,000		AU Optronics Corp.	247,454	0.1
62,000		Catcher Technology Co., Ltd.	469,847	0.1
708,079		Cathay Financial Holding Co., Ltd.	1,007,232	0.2
125,051		Chailease Holding Co. Ltd.	533,105	0.1
429,785		Chang Hwa Commercial Bank Ltd.	282,771	0.1
153,650		Cheng Shin Rubber Industry Co. Ltd.	176,559	0.0
48,816		Chicony Electronics Co. Ltd.	141,498	0.0
233,000		China Airlines Ltd.	65,058	0.0
1,176,000		China Development Financial Holding Corp.	378,162	0.1
225,514	(1)	China Life Insurance Co., Ltd.	167,541	0.0
1,080,535		China Steel Corp.	760,950	0.2
335,000		Chunghwa Telecom Co., Ltd.	1,330,437	0.3
378,000		Compal Electronics, Inc.	247,420	0.1
1,579,170		CTBC Financial Holding Co. Ltd.	1,094,426	0.2
175,703		Delta Electronics, Inc.	1,002,631	0.2
944,327		E.Sun Financial Holding Co., Ltd.	894,475	0.2
16,386		Eclat Textile Co. Ltd.	190,882	0.0
224,013		Eva Airways Corp.	85,601	0.0
159,142	(1)	Evergreen Marine Corp. Taiwan Ltd.	58,222	0.0
243,685		Far Eastern New Century Corp.	231,426	0.0
136,000		Far EasTone Telecommunications Co., Ltd.	314,000	0.1
28,243		Feng TAY Enterprise Co., Ltd.	160,180	0.0
907,031		First Financial Holding Co., Ltd.	699,272	0.1
320,600		Formosa Chemicals & Fibre Co.	825,747	0.2
94,000		Formosa Petrochemical Corp.	284,509	0.1
346,600		Formosa Plastics Corp.	1,031,992	0.2
65,000		Formosa Taffeta Co. Ltd.	80,519	0.0
78,849		Foxconn Technology Co., Ltd.	151,833	0.0
603,000		Fubon Financial Holding Co., Ltd.	900,289	0.2
26,000		Giant Manufacturing Co., Ltd.	233,702	0.1
19,000		Globalwafers Co. Ltd.	261,691	0.1
53,300		Highwealth Construction Corp.	78,960	0.0
21,916		Hiwin Technologies Corp.	219,734	0.0
1,105,170		HON HAI Precision Industry Co., Ltd.	3,244,951	0.6
27,000		Hotai Motor Co. Ltd.	647,372	0.1
709,888		Hua Nan Financial Holdings Co. Ltd.	483,159	0.1
732,439		Innolux Corp.	197,293	0.0
221,000		Inventec Co., Ltd.	188,671	0.0
9,000		Largan Precision Co. Ltd.	1,251,360	0.2
195,538		Lite-On Technology Corp.	307,905	0.1
133,820		MediaTek, Inc.	2,645,706	0.5
976,826		Mega Financial Holdings Co., Ltd.	1,026,789	0.2
61,000		Micro-Star International Co., Ltd.	223,318	0.0
468,890		Nan Ya Plastics Corp.	1,029,866	0.2
105,000		Nanya Technology Corp.	219,071	0.0
13,000		Nien Made Enterprise Co. Ltd.	127,415	0.0
52,000		Novatek Microelectronics Corp., Ltd.	404,130	0.1
178,000		Pegatron Corp.	388,242	0.1
12,000		Phison Electronics Corp.	120,757	0.0
202,000		Pou Chen Corp.	198,160	0.0
66,000		Powertech Technology, Inc.	240,920	0.1
50,000		President Chain Store Corp.	502,984	0.1
256,000		Quanta Computer, Inc.	619,378	0.1

See Accompanying Notes to Financial Statements

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS AS OF June 30, 2020 (Unaudited) (CONTINUED)

43,760		Realtek Semiconductor Corp.	446,025	0.1
34,819		Ruentex Development Co. Ltd.	60,506	0.0
301,349		Shanghai Commercial & Savings Bank Ltd./The	467,363	0.1
1,006,189		Shin Kong Financial Holding Co., Ltd.	294,757	0.1
916,454		SinoPac Financial Holdings Co., Ltd.	338,748	0.1
30,914		Standard Foods Corp.	66,173	0.0
114,800		Synnex Technology International Corp.	162,645	0.0
845,782		Taishin Financial Holdings Co., Ltd.	384,540	0.1
414,392		Taiwan Business Bank	152,381	0.0
424,774		Taiwan Cement Corp.	618,060	0.1
819,582		Taiwan Cooperative Financial Holding Co. Ltd.	578,558	0.1
162,000		Taiwan High Speed Rail Corp.	201,362	0.0
144,000		Taiwan Mobile Co., Ltd.	540,024	0.1
2,179,000		Taiwan Semiconductor Manufacturing Co., Ltd.	23,270,675	4.4
142,000	(1)	Tatung Co., Ltd.	101,463	0.0
433,209		Uni-President Enterprises Corp.	1,049,582	0.2
1,007,000		United Microelectronics Corp.	544,425	0.1
79,000		Vanguard International Semiconductor Corp.	210,059	0.0
27,000		Walsin Technology Corp.	165,008	0.0
30,000		Win Semiconductors Corp.	306,302	0.1
235,000		Winbond Electronics Corp.	107,220	0.0
261,382		Wistron Corp.	319,090	0.1
7,000		Wiwynn Corp.	191,366	0.0
136,280		WPG Holdings Ltd.	181,834	0.0
33,537		Yageo Corp.	436,914	0.1
841,586		Yuanta Financial Holding Co., Ltd.	500,851	0.1
49,000		Zhen Ding Technology Holding Ltd.	215,036	0.0
			63,051,802	11.9

		Thailand: 2.2%
108,500		Advanced Info Service PCL	652,982	0.1
391,000		Airports of Thailand PCL	769,747	0.2
414,200		Asset World Corp. PCL	52,228	0.0
62,100		B Grimm Power PCL	108,157	0.0
40,300		Bangkok Bank PCL - Foreign Reg	140,573	0.0
146,600		Bangkok Commercial Asset Management PCL	116,320	0.0
880,700		Bangkok Dusit Medical Services PCL	641,534	0.1
680,000		Bangkok Expressway & Metro PCL	209,821	0.1
97,900		Berli Jucker PCL	125,708	0.0
645,300		BTS Group Holdings PCL	237,261	0.1
33,600		Bumrungrad Hospital PCL	126,890	0.0
204,500		Central Pattana PCL	325,069	0.1
156,400	(1),(2)	Central Retail Corp. PCL	167,588	0.0
77,425	(1)	Central Retail Corp. PCL	82,964	0.0
356,000		Charoen Pokphand Foods PCL	367,157	0.1
530,000	(1)	CP ALL PCL (Foreign)	1,168,097	0.2
25,400		Electricity Generating PCL	204,420	0.1
133,300	(3)	Energy Absolute PCL	170,581	0.0
59,900		Global Power Synergy PCL	143,490	0.0
185,700		Gulf Energy Development PCL	227,929	0.1
541,851		Home Product Center PCL	272,177	0.1
140,100		Indorama Ventures PCL	126,833	0.0
208,100		Intouch Holdings PCL	380,794	0.1
840,000		IRPC PCL	71,916	0.0
800		Kasikornbank PCL	2,429	0.0
156,100		Kasikornbank PCL - Foreign	471,886	0.1
284,700		Krung Thai Bank PCL	95,164	0.0
58,400		Krungthai Card PCL	57,103	0.0
703,500		Land & House Pub Co. Ltd.	174,358	0.0
244,300	(1),(3)	Minor International PCL (Foreign)	161,455	0.0
63,500	(1)	Muangthai Capital PCL	107,860	0.0
52,200		Osotspa PCL	64,562	0.0
127,500		PTT Exploration & Production PCL	383,288	0.1
206,000		PTT Global Chemical PCL (Foreign)	311,162	0.1
1,034,500		PTT PCL (Foreign)	1,276,983	0.3
73,400		Ratch Group PCL	148,706	0.0
70,500		Siam Cement PCL	843,319	0.2
74,900		Siam Commercial Bank PCL	176,535	0.0
58,600	(1)	Srisawad Corp. PCL	98,458	0.0
96,500		Thai Oil PCL	140,049	0.0
261,200		Thai Union Group PCL	109,951	0.0
2,380,652		TMB Bank PCL	81,402	0.0
68,600		Total Access Communication PCL	87,551	0.0
931,090		True Corp. PCL	103,062	0.0
			11,785,519	2.2

		Turkey: 0.4%
277,149	(1)	Akbank Turk AS	245,869	0.1
20,024		Anadolu Efes Biracilik Ve Malt Sanayii AS	62,286	0.0
26,575		Aselsan Elektronik Sanayi Ve Ticaret AS	125,455	0.0
40,614		BIM Birlesik Magazalar AS	402,671	0.1
129,365		Eregli Demir ve Celik Fabrikalari TAS	161,954	0.0
6,679		Ford Otomotiv Sanayi AS	69,308	0.0
67,795		Haci Omer Sabanci Holding AS	91,287	0.0
70,870		KOC Holding AS	186,399	0.0
16,984		TAV Havalimanlari Holding AS	48,117	0.0
10,048	(1)	Tupras Turkiye Petrol Rafine	131,441	0.0
54,052	(1)	Turk Hava Yollari	98,388	0.0

See Accompanying Notes to Financial Statements

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS AS OF June 30, 2020 (Unaudited) (CONTINUED)

97,995		Turkcell Iletisim Hizmet AS	233,631	0.1
217,827	(1)	Turkiye Garanti Bankasi A/S	268,582	0.1
127,764	(1)	Turkiye Is Bankasi	104,352	0.0
127,235	(1)	Yapi ve Kredi Bankasi AS	45,404	0.0
			2,275,144	0.4

		United Arab Emirates: 0.5%
256,477		Abu Dhabi Commercial Bank PJSC	347,536	0.1
331,152		Aldar Properties PJSC	162,108	0.0
148,127		Dubai Islamic Bank PJSC	154,586	0.0
244,807	(1)	Emaar Malls PJSC	92,276	0.0
322,731	(1)	Emaar Properties PJSC	243,823	0.1
102,188		Emirates NBD Bank PJSC	248,949	0.1
161,004		Emirates Telecommunications Group Co. PJSC	725,550	0.1
247,411		First Abu Dhabi Bank PJSC	767,459	0.1
			2,742,287	0.5

	Total Common Stock
	(Cost $495,978,781)		504,286,219	95.4

PREFERRED STOCK: 2.1%
		Brazil: 1.4%
399,335		Banco Bradesco SA	1,538,418	0.3
18,100		Braskem SA	78,183	0.0
21,800	(1)	Centrais Eletricas Brasileiras SA	128,721	0.0
83,959		Cia Energetica de Minas Gerais	171,219	0.0
6,500		Cia Paranaense de Energia	73,127	0.0
100,700		Gerdau SA	297,206	0.1
393,187		Itausa SA	698,440	0.1
431,025		Itau Unibanco Holding S.A.	2,036,988	0.4
68,498		Lojas Americanas SA	406,849	0.1
422,100		Petroleo Brasileiro SA	1,690,542	0.3
40,100		Telefonica Brasil SA	356,675	0.1
			7,476,368	1.4

		Chile: 0.1%
34,461		Embotelladora Andina SA	84,327	0.0
10,383		Sociedad Quimica y Minera de Chile SA	270,130	0.1
			354,457	0.1

		Russia: 0.0%
610,123		Surgutneftegas PJSC	300,934	0.0

		South Korea: 0.6%
860		Amorepacific Corp.	51,228	0.0
1,411		Hyundai Motor Co.	65,323	0.0
2,740		Hyundai Motor Co.- Series 2	131,015	0.0
568		LG Chem Ltd.	119,499	0.0
140		LG Household & Health Care Ltd.	84,813	0.0
72,553		Samsung Electronics Co., Ltd.	2,826,252	0.6
			3,278,130	0.6

	Total Preferred Stock
	(Cost $14,820,391)		11,409,889	2.1

RIGHTS: 0.0%
		China: –%
3,223	(1),(4)	Zhengqi Financial Investment Holding Co. Ltd.	–	–

		South Korea: 0.0%
3,041	(1)	Korean Air Lines Co. Ltd	4,361	0.0

		Thailand: 0.0%
29,792	(1)	Minor International PCL (Foreign)	2,024	0.0

	Total Rights
	(Cost $19,442)		6,385	0.0

	Total Long-Term Investments
	(Cost $510,818,614)		515,702,493	97.5

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.8%
		Repurchase Agreements: 1.1%
381,149	(6)	Barclays Capital, Inc., Repurchase Agreement dated 06/30/20, 0.07%, due 07/01/20 (Repurchase Amount $381,150, collateralized by various U.S. Government Securities, 0.000%-2.500%, Market Value plus accrued interest $388,772, due 02/15/26-05/15/47)	381,149	0.1
1,285,600	(6)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/30/20, 0.10%, due 07/01/20 (Repurchase Amount $1,285,604, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $1,311,312, due 08/01/20-02/20/70)	1,285,600	0.2

See Accompanying Notes to Financial Statements

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS AS OF June 30, 2020 (Unaudited) (CONTINUED)

1,285,628	(6) Citigroup, Inc., Repurchase Agreement dated 06/30/20, 0.09%, due 07/01/20 (Repurchase Amount $1,285,631, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.500%-7.500%, Market Value plus accrued interest $1,311,341, due 07/31/21-05/20/70)	1,285,628	0.2
1,285,628	(6) MUFG Securities America Inc., Repurchase Agreement dated 06/30/20, 0.09%, due 07/01/20 (Repurchase Amount $1,285,631, collateralized by various U.S. Government Agency Obligations, 2.500%-8.000%, Market Value plus accrued interest $1,311,341, due 08/01/23-07/01/50)	1,285,628	0.3
1,285,628	(6) RBC Dominion Securities Inc., Repurchase Agreement dated 06/30/20, 0.09%, due 07/01/20 (Repurchase Amount $1,285,631, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $1,311,341, due 07/31/20-07/01/50)	1,285,628	0.3

	Total Repurchase Agreements
	(Cost $5,523,633)	5,523,633	1.1

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.7%
9,076,000	(7) Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.150%
	(Cost $9,076,000)	9,076,000	1.7

	Total Short-Term Investments
	(Cost $14,599,633)	14,599,633	2.8

	Total Investments in Securities (Cost $525,418,247)	$ 530,302,126	100.3
	Liabilities in Excess of Other Assets	(1,702,907)	(0.3)
	Net Assets	$ 528,599,219	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(1)	Non-income producing security.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(3)	Security, or a portion of the security, is on loan.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(5)	Restricted security as to resale, excluding Rule 144A securities. As of June 30, 2020, the Portfolio held restricted securities with a fair value of $– or 0.0% of net assets. Please refer to the table below for additional details.
(6)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(7)	Rate shown is the 7-day yield as of June 30, 2020.

See Accompanying Notes to Financial Statements

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS AS OF June 30, 2020 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.6%
		Australia: 6.8%
33,393	(1)	Afterpay Touch Group Ltd.	$ 1,442,162	0.1
99,909		AGL Energy Ltd.	1,181,936	0.1
537,314	(1)	AMP Ltd.	695,242	0.0
39,042		Ampol Ltd.	795,531	0.0
184,477		APA Group	1,426,431	0.1
89,853		Aristocrat Leisure Ltd.	1,608,948	0.1
30,269		ASX Ltd.	1,799,133	0.1
305,347		Aurizon Holdings Ltd.	1,039,055	0.1
291,347		AusNet Services	336,614	0.0
443,438		Australia & New Zealand Banking Group Ltd.	5,753,655	0.3
874,585	(1),(2)	BGP Holdings PLC	–	–
460,586	(3)	BHP Group Ltd.	11,467,585	0.5
330,224		BHP Group PLC	6,757,374	0.3
79,040		BlueScope Steel Ltd.	651,118	0.0
241,289		Brambles Ltd.	1,829,542	0.1
15,184		CIMIC Group Ltd.	255,160	0.0
79,238		Coca-Cola Amatil Ltd.	477,286	0.0
10,024		Cochlear Ltd.	1,316,037	0.1
208,561		Coles Group Ltd.	2,479,233	0.1
276,778		Commonwealth Bank of Australia	13,366,771	0.6
76,110		Computershare Ltd.	704,736	0.0
58,231		Crown Resorts Ltd.	392,270	0.0
70,965		CSL Ltd.	14,114,111	0.7
171,423		Dexus	1,100,245	0.1
253,160		Evolution Mining Ltd.	1,005,672	0.1
264,769		Fortescue Metals Group Ltd.	2,573,990	0.1
257,286		Goodman Group	2,654,728	0.1
304,560		GPT Group	884,779	0.0
361,333	(3)	Insurance Australia Group Ltd.	1,450,154	0.1
103,413		Lend Lease Corp., Ltd.	893,821	0.0
52,637		Macquarie Group Ltd.	4,368,443	0.2
19,950		Magellan Financial Group Ltd.	814,667	0.0
430,590		Medibank Pvt Ltd.	892,719	0.0
615,074		Mirvac Group	929,130	0.1
499,722		National Australia Bank Ltd.	6,332,641	0.3
126,317		Newcrest Mining Ltd.	2,800,954	0.1
115,707		Northern Star Resources Ltd.	1,091,231	0.1
308,515		Oil Search Ltd.	683,717	0.0
63,252		Orica Ltd.	731,483	0.0
275,366		Origin Energy Ltd.	1,120,528	0.1
114,212		Qantas Airways Ltd.	302,649	0.0
226,843		QBE Insurance Group Ltd.	1,399,868	0.1
27,957		Ramsay Health Care Ltd.	1,291,116	0.1
8,237		REA Group Ltd.	620,685	0.0
58,040		Rio Tinto Ltd.	3,974,195	0.2
276,839		Santos Ltd.	1,028,889	0.1
819,083		Scentre Group	1,243,481	0.1
52,293		Seek Ltd.	800,022	0.0
70,561		Sonic Healthcare Ltd.	1,490,018	0.1
766,076		South32 Ltd. - AUD	1,084,549	0.1
372,795		Stockland	864,435	0.0
197,150		Suncorp Group Ltd.	1,266,862	0.1
173,129	(3)	Sydney Airport	683,267	0.0
316,655		TABCORP Holdings Ltd.	746,878	0.0
650,833		Telstra Corp., Ltd.	1,412,713	0.1
58,026		TPG Telecom Ltd.	356,388	0.0
427,623		Transurban Group - Stapled Security	4,193,567	0.2
112,564		Treasury Wine Estates Ltd.	818,999	0.0
607,088		Vicinity Centres	608,486	0.0
16,843	(3)	Washington H Soul Pattinson & Co. Ltd.	228,775	0.0
177,277		Wesfarmers Ltd.	5,511,914	0.3
564,689		Westpac Banking Corp.	7,077,445	0.3
22,400	(3)	WiseTech Global Ltd.	303,026	0.0
147,327		Woodside Petroleum Ltd.	2,226,496	0.1
197,192		Woolworths Group Ltd.	5,082,958	0.2
			144,836,513	6.8

		Austria: 0.2%
11,382	(1)	Andritz AG	414,996	0.0
43,680	(1)	Erste Group Bank AG	1,031,618	0.1
23,026		OMV AG	776,983	0.1
23,143	(1)	Raiffeisen International Bank Holding AG	413,640	0.0
10,646	(3)	Verbund - Oesterreichische Elektrizitaetswirtschafts AG	478,134	0.0
18,146	(3)	Voestalpine AG	391,868	0.0
			3,507,239	0.2

		Belgium: 0.9%
27,914		Ageas	989,260	0.1
119,133		Anheuser-Busch InBev SA/NV	5,872,805	0.3
8,658	(1)	Colruyt S.A.	475,837	0.0
4,830		Elia System Operator SA/NV	525,458	0.0
6,572	(1),(3)	Galapagos NV	1,297,161	0.1
18,614		Groupe Bruxelles Lambert S.A.	1,559,103	0.1
39,062		KBC Group NV	2,244,150	0.1
23,783		Proximus SADP	484,626	0.0
2,410		Sofina SA	636,365	0.0
11,588		Solvay S.A.	929,653	0.0
7,165		Telenet Group Holding NV	295,220	0.0
19,767		UCB S.A.	2,293,879	0.1
30,820		Umicore SA	1,454,823	0.1
			19,058,340	0.9

		China: 0.2%
6,033	(1),(3)	BeiGene Ltd. ADR	1,136,617	0.1
578,417		BOC Hong Kong Holdings Ltd.	1,852,030	0.1
269,200	(4)	Budweiser Brewing Co. APAC Ltd.	788,065	0.0
			3,776,712	0.2

		Denmark: 2.3%
25,526		Ambu A/S	806,935	0.0
505		AP Moller - Maersk A/S - Class A	552,196	0.0
1,022		AP Moller - Maersk A/S - Class B	1,197,792	0.1
16,725		Carlsberg A/S	2,217,871	0.1
16,492		Chr Hansen Holding A/S	1,701,075	0.1

See Accompanying Notes to Financial Statements

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS AS OF June 30, 2020 (Unaudited) (CONTINUED)

18,574		Coloplast A/S	2,895,092	0.1
107,842	(1)	Danske Bank A/S	1,441,680	0.1
33,068		DSV PANALPINA A/S	4,061,907	0.2
10,174	(1)	Genmab A/S	3,430,603	0.2
20,019		GN Store Nord A/S	1,071,625	0.1
10,898		H Lundbeck A/S	411,774	0.0
276,652		Novo Nordisk A/S	18,023,251	0.9
33,386		Novozymes A/S	1,935,584	0.1
29,577	(4)	Orsted A/S	3,413,228	0.2
15,635		Pandora A/S	853,898	0.0
18,896		Tryg A/S	549,010	0.0
31,098		Vestas Wind Systems A/S	3,184,523	0.1
17,258	(1),(3)	Demant A/S	457,356	0.0
			48,205,400	2.3

		Finland: 1.1%
22,238		Elisa OYJ	1,353,211	0.1
69,443		Fortum OYJ	1,324,836	0.1
53,142		Kone Oyj	3,665,156	0.2
16,455		Metso Oyj	540,767	0.0
66,147		Neste Oyj	2,597,983	0.1
883,988		Nokia OYJ - Finland	3,862,892	0.2
506,570	(1)	Nordea Bank Abp	3,513,218	0.2
16,440		Orion Oyj	797,244	0.0
73,646		Sampo OYJ	2,538,551	0.1
90,956	(3)	Stora Enso OYJ	1,088,678	0.0
83,450		UPM-Kymmene OYJ	2,417,093	0.1
69,387	(3)	Wartsila OYJ	575,567	0.0
			24,275,196	1.1

		France: 10.1%
29,624	(1)	Accor S.A.	808,483	0.0
4,642		Aeroports de Paris	479,241	0.0
73,970		Air Liquide SA	10,695,038	0.5
30,031		Alstom SA	1,399,466	0.1
9,483	(1),(4)	Amundi SA	745,488	0.0
10,782		Arkema SA	1,036,404	0.1
15,365	(1)	Atos SE	1,317,284	0.1
302,406	(3)	AXA S.A.	6,363,479	0.3
6,477		BioMerieux	889,511	0.0
175,866	(1)	BNP Paribas	7,026,518	0.3
137,972		Bollore SA	435,351	0.0
35,632	(1)	Bouygues SA	1,220,550	0.1
45,930	(1)	Bureau Veritas SA	974,145	0.0
25,153		Capgemini SE	2,902,680	0.1
94,662	(3)	Carrefour S.A.	1,468,017	0.1
6,781	(3)	Casino Guichard Perrachon S.A.	251,223	0.0
80,903	(1)	Cie de Saint-Gobain	2,919,045	0.1
26,532		Cie Generale des Etablissements Michelin SCA	2,765,499	0.1
26,838	(1)	CNP Assurances	311,277	0.0
7,504		Covivio	544,290	0.0
180,409	(1)	Credit Agricole SA	1,713,100	0.1
96,548		Danone	6,701,672	0.3
392	(1)	Dassault Aviation SA	359,657	0.0
20,554		Dassault Systemes SE	3,568,013	0.2
38,085		Edenred	1,670,330	0.1
13,024	(1)	Eiffage SA	1,193,861	0.1
97,051		Electricite de France SA	902,286	0.0
285,569	(1)	Engie SA	3,541,591	0.2
44,466	(1)	EssilorLuxottica SA	5,718,677	0.3
6,146	(1)	Eurazeo SE	315,816	0.0
2,062	(1),(3)	Eurofins Scientific SE	1,300,569	0.1
11,870	(1)	Faurecia SE	466,354	0.0
7,168		Gecina S.A.	885,295	0.0
68,794	(1)	Getlink SE	994,807	0.1
4,952		Hermes International	4,157,718	0.2
4,661		ICADE	325,467	0.0
2,313		Iliad SA	451,519	0.0
9,463	(1),(3)	Ingenico Group SA	1,520,454	0.1
5,897		Ipsen SA	500,249	0.0
13,309	(1)	JC Decaux SA	248,615	0.0
11,846		Kering SA	6,476,405	0.3
30,759	(3)	Klepierre SA	614,833	0.0
13,438	(4)	La Francaise des Jeux SAEM	415,342	0.0
41,737		Legrand S.A.	3,171,266	0.2
39,268	(1)	L'Oreal S.A.	12,673,558	0.6
43,429		LVMH Moet Hennessy Louis Vuitton SE	19,173,605	0.9
147,896	(1),(3)	Natixis SA	390,080	0.0
311,926		Orange SA	3,729,984	0.2
8,082		Orpea	933,494	0.0
33,199		Pernod Ricard SA	5,227,702	0.3
91,956	(1),(3)	Peugeot S.A.	1,507,992	0.1
33,833		Publicis Groupe	1,099,061	0.1
3,528	(3)	Remy Cointreau SA	481,309	0.0
30,054	(1)	Renault S.A.	769,187	0.0
50,101	(1)	Safran S.A.	5,039,701	0.2
176,436		Sanofi	17,993,683	0.9
4,324		Sartorius Stedim Biotech	1,096,291	0.1
86,444		Schneider Electric SE	9,615,702	0.5
24,791	(1)	SCOR SE	684,681	0.0
3,539		SEB SA	587,045	0.0
59,954		SES S.A. - Luxembourg	409,657	0.0
126,754	(1)	Societe Generale	2,119,278	0.1
13,833		Sodexo SA	937,983	0.0
54,035		Suez SA	635,103	0.0
9,181		Teleperformance	2,338,224	0.1
16,659		Thales S.A.	1,348,298	0.1
386,465	(3)	Total SA	14,901,410	0.7
14,148	(1)	UbiSoft Entertainment	1,171,597	0.1
21,636	(3)	Unibail-Rodamco-Westfield	1,219,546	0.1
35,802		Valeo SA	944,286	0.0
84,258		Veolia Environnement	1,902,635	0.1
80,564		Vinci SA	7,470,124	0.4
129,646		Vivendi SA	3,349,998	0.2
4,192		Wendel SE	400,072	0.0
21,438	(1),(4)	Worldline SA/France	1,869,159	0.1
			213,787,330	10.1

		Germany: 8.4%
29,768	(1)	Adidas AG	7,848,349	0.4
65,225		Allianz SE	13,328,174	0.6
180,147	(1)	Aroundtown SA	1,032,564	0.0
143,605		BASF SE	8,066,159	0.4
153,603		Bayer AG	11,385,546	0.5
51,767		Bayerische Motoren Werke AG	3,304,825	0.2
15,760		Beiersdorf AG	1,792,128	0.1
24,156		Brenntag AG	1,280,748	0.1
6,293	(1)	Carl Zeiss Meditec AG	612,761	0.0
156,645	(1)	Commerzbank AG	698,142	0.0
17,199	(1)	Continental AG	1,690,848	0.1
27,182	(1),(4)	Covestro AG	1,035,310	0.1
133,816		Daimler AG	5,444,127	0.3
20,014	(1),(4)	Delivery Hero SE	2,056,775	0.1
306,984	(1)	Deutsche Bank AG	2,928,644	0.1
29,707		Deutsche Boerse AG	5,376,251	0.3
37,383	(1),(3)	Deutsche Lufthansa AG	375,044	0.0
154,663	(1)	Deutsche Post AG	5,679,180	0.3
521,120		Deutsche Telekom AG	8,743,955	0.4

See Accompanying Notes to Financial Statements

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS AS OF June 30, 2020 (Unaudited) (CONTINUED)

53,430		Deutsche Wohnen SE	2,400,899	0.1
351,026		E.ON AG	3,962,249	0.2
32,787		Evonik Industries AG	835,081	0.0
6,506	(1),(3)	Fraport AG Frankfurt Airport Services Worldwide	284,993	0.0
65,360	(1)	Fresenius SE & Co. KGaA	3,248,565	0.2
33,319	(1)	Fresenius Medical Care AG & Co. KGaA	2,866,416	0.1
23,987		GEA Group AG	761,302	0.0
9,428		Hannover Rueck SE	1,629,378	0.1
23,267		HeidelbergCement AG	1,245,518	0.1
16,248		Henkel AG & Co. KGaA	1,359,307	0.1
3,866		Hochtief AG	343,993	0.0
195,582		Infineon Technologies AG	4,582,892	0.2
10,155		KION Group AG	625,239	0.0
7,561		Knorr-Bremse AG	767,330	0.0
12,989	(1)	LANXESS AG	686,875	0.0
10,790	(1)	LEG Immobilien AG	1,368,551	0.1
20,207		Merck KGaA	2,353,051	0.1
28,153		METRO AG	267,176	0.0
8,301	(1)	MTU Aero Engines AG	1,445,202	0.1
22,564		Muenchener Rueckversicherungs-Gesellschaft AG	5,875,526	0.3
9,029		Nemetschek SE	620,400	0.0
12,970	(1)	Puma SE	1,005,624	0.0
91,310		RWE AG	3,196,481	0.2
163,266		SAP SE	22,822,764	1.1
16,823	(4)	Scout24 AG	1,301,551	0.1
119,608		Siemens AG	14,106,166	0.7
23,453	(4)	Siemens Healthineers AG	1,127,337	0.1
20,115		Symrise AG	2,350,360	0.1
20,326	(1)	TeamViewer AG	1,109,837	0.1
162,800		Telefonica Deutschland Holding AG	480,126	0.0
63,267	(1),(3)	ThyssenKrupp AG	451,362	0.0
31,470		Uniper SE	1,015,504	0.0
16,026		United Internet AG	680,894	0.0
5,075	(1)	Volkswagen AG	819,394	0.0
80,546		Vonovia SE	4,923,195	0.2
23,720	(1),(4)	Zalando SE	1,682,702	0.1
			177,282,770	8.4

		Hong Kong: 3.0%
1,890,099		AIA Group Ltd.	17,686,800	0.8
47,900		ASM Pacific Technology Ltd.	506,207	0.0
204,552	(3)	Bank of East Asia Ltd.	468,893	0.0
404,199		CK Asset Holdings Ltd.	2,423,898	0.1
422,199		CK Hutchison Holdings Ltd.	2,733,986	0.1
103,402		CK Infrastructure Holdings Ltd.	534,512	0.0
256,865		CLP Holdings Ltd.	2,522,733	0.1
52,887		Dairy Farm International Holdings Ltd.	241,694	0.0
316,823		Hang Lung Properties Ltd.	753,176	0.0
119,536		Hang Seng Bank Ltd.	2,013,258	0.1
227,059		Henderson Land Development Co., Ltd.	865,935	0.1
414,500		HK Electric Investments & HK Electric Investments Ltd.	430,537	0.0
591,867		HKT Trust / HKT Ltd.	868,546	0.1
1,667,079		Hong Kong & China Gas	2,590,922	0.1
187,288		Hong Kong Exchanges and Clearing Ltd.	7,976,920	0.4
182,433		Hongkong Land Holdings Ltd. - HKHGF	758,835	0.1
34,404		Jardine Matheson Holdings Ltd.	1,438,460	0.1
34,700		Jardine Strategic Holdings Ltd.	748,517	0.0
102,560		Kerry Properties Ltd.	266,413	0.0
323,032		Link REIT	2,652,147	0.1
34,160		Melco Resorts & Entertainment Ltd. ADR	530,163	0.0
240,644		MTR Corp.	1,251,529	0.1
256,274		New World Development Co. Ltd.	1,216,807	0.1
244,660		NWS Holdings Ltd.	212,817	0.0
664,000		PCCW Ltd.	379,651	0.0
216,845		Power Assets Holdings Ltd.	1,184,855	0.1
488,626		Sino Land Co.	618,210	0.0
203,971		Sun Hung Kai Properties Ltd.	2,605,779	0.1
77,620		Swire Pacific Ltd. - Class A	412,533	0.0
183,025		Swire Properties Ltd.	467,294	0.0
214,500		Techtronic Industries Co., Ltd.	2,122,382	0.1
1,496,500	(4)	WH Group Ltd.	1,293,267	0.1
177,857	(3)	Wharf Real Estate Investment Co. Ltd.	853,822	0.1
120,504		Wheelock & Co., Ltd.	1,006,882	0.1
			62,638,380	3.0

		Ireland: 0.7%
61,919		CRH PLC	2,131,258	0.1
15,384		DCC PLC	1,283,694	0.1
69,263		James Hardie Industries SE	1,334,598	0.1
24,838		Kerry Group PLC - KYG	3,085,545	0.1
24,055		Kingspan Group Plc	1,552,895	0.1
24,131	(1)	Flutter Entertainment PLC	3,185,863	0.1
35,336		Smurfit Kappa PLC	1,187,486	0.1
			13,761,339	0.7

		Israel: 0.6%
6,635		Azrieli Group Ltd.	302,403	0.0
177,441		Bank Hapoalim BM	1,060,771	0.1
229,270		Bank Leumi Le-Israel BM	1,152,750	0.1
18,199	(1)	Check Point Software Technologies	1,955,119	0.1
5,922	(1)	CyberArk Software Ltd.	587,877	0.0
4,143		Elbit Systems Ltd.	569,342	0.0
110,110		ICL Group Ltd.	327,985	0.0
181,995		Israel Discount Bank Ltd.	555,082	0.0
22,045		Mizrahi Tefahot Bank Ltd.	414,228	0.0
9,715	(1)	Nice Ltd.	1,831,299	0.1
170,879	(1)	Teva Pharmaceutical Industries Ltd. ADR	2,106,938	0.1
7,998	(1)	Wix.com Ltd.	2,049,247	0.1
			12,913,041	0.6

		Italy: 2.0%
171,804		Assicurazioni Generali S.p.A.	2,609,737	0.1
77,467	(1)	Atlantia S.p.A	1,253,048	0.1
90,808	(3)	Davide Campari-Milano SpA	767,956	0.0

See Accompanying Notes to Financial Statements

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS AS OF June 30, 2020 (Unaudited) (CONTINUED)

3,936		DiaSorin SpA	755,888	0.0
1,271,653		Enel S.p.A.	10,997,770	0.5
397,745		ENI S.p.A.	3,812,771	0.2
19,708		Ferrari NV	3,375,873	0.2
95,270	(1)	FinecoBank Banca Fineco SpA	1,289,385	0.1
63,276		Leonardo SpA	421,818	0.0
37,524	(4)	Infrastrutture Wireless Italiane SpA	376,675	0.0
2,327,008	(1)	Intesa Sanpaolo SpA	4,471,768	0.2
97,102		Mediobanca Banca di Credito Finanziario SpA	701,199	0.0
30,290	(1)	Moncler SpA	1,164,752	0.1
58,892	(1),(4)	Nexi SpA	1,021,215	0.1
62,540	(1),(4)	Pirelli & C SpA	266,065	0.0
81,684	(4)	Poste Italiane SpA	713,526	0.0
37,732		Prysmian SpA	875,315	0.0
16,348		Recordati S.p.A.	818,028	0.0
318,471		Snam SpA	1,552,588	0.1
1,307,359	(3)	Telecom Italia S.p.A. - TIT	515,536	0.0
942,449		Telecom Italia S.p.A. - TITR	366,801	0.0
219,984		Terna Rete Elettrica Nazionale SpA	1,517,344	0.1
331,730	(1)	UniCredit SpA	3,061,594	0.2
			42,706,652	2.0

		Japan: 24.6%
5,200		ABC-Mart, Inc.	305,050	0.0
62,443		Acom Co., Ltd.	238,958	0.0
31,200		Advantest Corp.	1,780,599	0.1
16,042		Aeon Mall Co., Ltd.	213,178	0.0
102,280		Aeon Co., Ltd.	2,379,495	0.1
30,221	(3)	AGC, Inc.	866,422	0.1
28,743		Air Water, Inc.	406,108	0.0
25,311		Aisin Seiki Co., Ltd.	741,915	0.0
73,028		Ajinomoto Co., Inc.	1,211,897	0.1
29,368		Alfresa Holdings Corp.	615,593	0.0
51,789		Amada Co. Ltd.	424,041	0.0
17,989	(1),(3)	ANA Holdings, Inc.	411,102	0.0
18,468		Aozora Bank Ltd.	322,029	0.0
60,458		Asahi Group Holdings, Ltd.	2,123,422	0.1
30,500		Asahi Intecc Co. Ltd.	870,481	0.1
196,153		Asahi Kasei Corp.	1,605,667	0.1
291,120		Astellas Pharma, Inc.	4,861,576	0.2
31,193		Bandai Namco Holdings, Inc.	1,641,939	0.1
8,911		Bank of Kyoto Ltd./The	316,607	0.0
11,237		Benesse Holdings, Inc.	301,372	0.0
83,643	(3)	Bridgestone Corp.	2,699,616	0.1
34,886		Brother Industries Ltd.	630,289	0.0
13,601		Calbee, Inc.	375,927	0.0
156,393	(3)	Canon, Inc.	3,119,732	0.2
30,387		Casio Computer Co., Ltd.	530,119	0.0
22,528		Central Japan Railway Co.	3,484,141	0.2
82,866		Chiba Bank Ltd.	391,770	0.0
100,742		Chubu Electric Power Co., Inc.	1,263,500	0.1
105,018		Chugai Pharmaceutical Co., Ltd.	5,622,662	0.3
45,372		Chugoku Electric Power Co., Inc.	604,901	0.0
19,400		Coca-Cola Bottlers Japan, Inc.	351,848	0.0
165,509		Concordia Financial Group Ltd.	532,121	0.0
3,100		Cosmos Pharmaceutical Corp.	475,647	0.0
15,800		CyberAgent, Inc.	776,628	0.0
37,974		Dai Nippon Printing Co., Ltd.	873,036	0.1
38,884		Daicel Corp.	301,365	0.0
15,800		Daifuku Co., Ltd.	1,384,587	0.1
168,683		Dai-ichi Life Holdings, Inc.	2,019,136	0.1
88,693		Daiichi Sankyo Co., Ltd.	7,254,343	0.4
38,998		Daikin Industries Ltd.	6,309,877	0.3
10,081		Daito Trust Construction Co., Ltd.	929,079	0.1
88,554		Daiwa House Industry Co., Ltd.	2,091,194	0.1
309		Daiwa House REIT Investment Corp.	726,954	0.0
225,821		Daiwa Securities Group, Inc.	948,652	0.1
67,767		Denso Corp.	2,657,622	0.1
33,803		Dentsu Group, Inc.	801,862	0.0
4,500		Disco Corp.	1,097,499	0.1
47,233		East Japan Railway Co.	3,273,023	0.2
39,379		Eisai Co., Ltd.	3,128,620	0.2
21,442		Electric Power Development Co., Ltd.	406,465	0.0
39,652	(3)	FamilyMart Co. Ltd.	680,742	0.0
30,293		Fanuc Ltd.	5,430,626	0.3
9,142		Fast Retailing Co., Ltd.	5,254,565	0.3
19,823		Fuji Electric Co. Ltd.	545,607	0.0
56,360		Fuji Film Holdings Corp.	2,412,305	0.1
30,713		Fujitsu Ltd.	3,595,981	0.2
26,943		Fukuoka Financial Group, Inc.	425,994	0.0
569		GLP J-Reit	822,234	0.0
6,400	(3)	GMO Payment Gateway, Inc.	669,398	0.0
36,500		Hakuhodo DY Holdings, Inc.	435,625	0.0
21,942		Hamamatsu Photonics KK	955,459	0.1
35,757		Hankyu Hanshin Holdings, Inc.	1,207,809	0.1
3,300		Hikari Tsushin, Inc.	754,539	0.0
44,932		Hino Motors Ltd.	304,846	0.0
5,064		Hirose Electric Co., Ltd.	556,069	0.0
8,029		Hisamitsu Pharmaceutical Co., Inc.	434,014	0.0
16,810		Hitachi Construction Machinery Co., Ltd.	466,964	0.0
151,191		Hitachi Ltd.	4,805,580	0.2
33,510		Hitachi Metals Ltd.	401,645	0.0
254,942		Honda Motor Co., Ltd.	6,524,901	0.3
7,900		Hoshizaki Corp.	677,114	0.0
59,137		Hoya Corp.	5,662,900	0.3
47,464		Hulic Co. Ltd.	448,109	0.0
30,655		Idemitsu Kosan Co., Ltd.	654,240	0.0
22,991		Iida Group Holdings Co. Ltd.	353,334	0.0
160,016		Inpex Corp.	999,182	0.1
52,666		Isetan Mitsukoshi Holdings Ltd.	303,093	0.0
86,268		Isuzu Motors Ltd.	783,947	0.0
8,400		Ito En Ltd.	474,170	0.0
210,616		Itochu Corp.	4,557,272	0.2

See Accompanying Notes to Financial Statements

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS AS OF June 30, 2020 (Unaudited) (CONTINUED)

15,000		Itochu Techno-Solutions Corp.	564,102	0.0
17,678		Japan Airlines Co. Ltd.	319,009	0.0
7,900		Japan Airport Terminal Co., Ltd.	337,109	0.0
79,714		Japan Exchange Group, Inc.	1,846,171	0.1
63,300		Japan Post Bank Co. Ltd.	470,776	0.0
35,200		Japan Post Insurance Co. Ltd.	463,809	0.0
246,300		Japan Post Holdings Co. Ltd.	1,757,764	0.1
123		Japan Prime Realty Investment Corp.	360,835	0.0
206		Japan Real Estate Investment Corp.	1,057,215	0.1
409		Japan Retail Fund Investment Corp.	511,569	0.0
187,602	(3)	Japan Tobacco, Inc.	3,484,286	0.2
76,902		JFE Holdings, Inc.	555,964	0.0
34,439		JGC Holdings Corp.	363,157	0.0
31,835		JSR Corp.	617,595	0.0
32,165		JTEKT Corp.	251,150	0.0
479,764		ENEOS Holdings, Inc.	1,710,151	0.1
70,254		Kajima Corp.	840,017	0.1
21,023		Kakaku.com, Inc.	535,545	0.0
15,360		Kamigumi Co., Ltd.	302,077	0.0
110,062		Kansai Electric Power Co., Inc.	1,066,499	0.1
27,753	(3)	Kansai Paint Co., Ltd.	586,469	0.0
75,375		Kao Corp.	5,981,595	0.3
22,253		Kawasaki Heavy Industries Ltd.	321,415	0.0
257,801		KDDI Corp.	7,692,046	0.4
15,000		Keihan Holdings Co., Ltd.	669,889	0.0
34,508		Keikyu Corp.	528,045	0.0
16,068		Keio Corp.	919,574	0.1
20,198		Keisei Electric Railway Co., Ltd.	633,014	0.0
28,488		Keyence Corp.	11,938,225	0.6
22,734		Kikkoman Corp.	1,097,999	0.1
26,797		Kintetsu Group Holdings Co., Ltd.	1,202,368	0.1
128,656		Kirin Holdings Co., Ltd.	2,712,038	0.1
7,700		Kobayashi Pharmaceutical Co., Ltd.	677,018	0.0
9,600		Kobe Bussan Co. Ltd.	545,141	0.0
16,300		Koito Manufacturing Co., Ltd.	659,491	0.0
136,883		Komatsu Ltd.	2,803,436	0.1
14,566		Konami Holdings Corp.	486,051	0.0
5,200		Kose Corp.	629,445	0.0
162,222	(3)	Kubota Corp.	2,426,637	0.1
49,967		Kuraray Co., Ltd.	522,891	0.0
15,448		Kurita Water Industries, Ltd.	429,734	0.0
50,194		Kyocera Corp.	2,739,818	0.1
42,214	(3)	Kyowa Kirin Co., Ltd.	1,111,272	0.1
59,360		Kyushu Electric Power Co., Inc.	497,505	0.0
23,400	(3)	Kyushu Railway Co.	608,020	0.0
11,800		Lasertec Corp.	1,115,461	0.1
7,864		Lawson, Inc.	395,563	0.0
9,400	(1)	LINE Corp.	473,095	0.0
35,100		Lion Corp.	844,212	0.1
41,592		LIXIL Group Corp.	584,129	0.0
69,000		M3, Inc.	2,931,198	0.1
35,008		Makita Corp.	1,273,047	0.1
258,156		Marubeni Corp.	1,172,648	0.1
29,719	(3)	Marui Group Co., Ltd.	537,596	0.0
8,800		Maruichi Steel Tube Ltd.	219,343	0.0
88,866		Mazda Motor Corp.	536,919	0.0
10,400	(3)	McDonald's Holdings Co. Japan Ltd.	562,095	0.0
148,562		Mebuki Financial Group, Inc.	346,069	0.0
28,700		Medipal Holdings Corp.	553,928	0.0
17,888		MEIJI Holdings Co., Ltd.	1,423,458	0.1
13,300	(1)	Mercari, Inc.	412,981	0.0
56,800		Minebea Mitsumi, Inc.	1,035,329	0.1
44,400		MISUMI Group, Inc.	1,114,813	0.1
200,148		Mitsubishi Chemical Holdings Corp.	1,167,197	0.1
211,293		Mitsubishi Corp.	4,464,986	0.2
285,361		Mitsubishi Electric Corp.	3,727,177	0.2
184,927		Mitsubishi Estate Co., Ltd.	2,755,748	0.1
24,739		Mitsubishi Gas Chemical Co., Inc.	376,266	0.0
50,119		Mitsubishi Heavy Industries Ltd.	1,183,315	0.1
17,451		Mitsubishi Materials Corp.	368,486	0.0
104,815		Mitsubishi Motors Corp.	259,776	0.0
1,911,206		Mitsubishi UFJ Financial Group, Inc.	7,521,599	0.4
63,076		Mitsubishi UFJ Lease & Finance Co., Ltd.	300,989	0.0
258,801		Mitsui & Co., Ltd.	3,834,556	0.2
28,814		Mitsui Chemicals, Inc.	602,677	0.0
145,419		Mitsui Fudosan Co., Ltd.	2,583,329	0.1
13,700		Miura Co., Ltd.	570,882	0.0
3,771,661		Mizuho Financial Group, Inc.	4,639,311	0.2
19,600		MonotaRO Co. Ltd.	787,497	0.0
69,554		MS&AD Insurance Group Holdings, Inc.	1,915,427	0.1
89,844		Murata Manufacturing Co., Ltd.	5,296,169	0.3
17,621		Nabtesco Corp.	545,320	0.0
29,200	(3)	Nagoya Railroad Co., Ltd.	823,013	0.0
38,720		NEC Corp.	1,860,329	0.1
75,800		Nexon Co. Ltd.	1,709,777	0.1
40,969		NGK Insulators Ltd.	567,650	0.0
24,485		NGK Spark Plug Co., Ltd.	351,920	0.0
12,909		NH Foods Ltd.	519,466	0.0
69,884		Nidec Corp.	4,708,000	0.2
23,400		Nihon M&A Center, Inc.	1,064,185	0.1
46,969		Nikon Corp.	394,461	0.0
17,494		Nintendo Co., Ltd.	7,821,023	0.4
328		Nippon Prologis REIT, Inc.	996,672	0.1
199		Nippon Building Fund, Inc.	1,133,338	0.1
11,522		Nippon Express Co., Ltd.	597,456	0.0
22,917	(3)	Nippon Paint Holdings Co., Ltd.	1,671,494	0.1
7,100		Nippon Shinyaku Co., Ltd.	579,521	0.0
126,280		Nippon Steel Corp.	1,193,277	0.1
201,296		Nippon Telegraph & Telephone Corp.	4,690,087	0.2
23,903		Nippon Yusen KK	338,303	0.0
19,400		Nissan Chemical Corp.	998,107	0.1
362,992		Nissan Motor Co., Ltd.	1,346,137	0.1

See Accompanying Notes to Financial Statements

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS AS OF June 30, 2020 (Unaudited) (CONTINUED)

30,967		Nisshin Seifun Group, Inc.	462,387	0.0
9,917		Nissin Food Products Co., Ltd.	878,645	0.1
12,506		Nitori Co., Ltd.	2,452,040	0.1
24,842		Nitto Denko Corp.	1,408,297	0.1
491,626		Nomura Holdings, Inc.	2,209,164	0.1
18,045		Nomura Real Estate Holdings, Inc.	335,951	0.0
664		Nomura Real Estate Master Fund, Inc.	795,271	0.0
50,068		Nomura Research Institute Ltd.	1,367,494	0.1
56,049		NSK Ltd.	418,273	0.0
98,720		NTT Data Corp.	1,103,728	0.1
182,554		NTT DoCoMo, Inc.	4,846,447	0.2
101,515		Obayashi Corp.	954,390	0.1
10,900		Obic Co., Ltd.	1,921,005	0.1
46,127		Odakyu Electric Railway Co., Ltd.	1,132,777	0.1
134,826		Oji Holdings Corp.	629,013	0.0
182,228		Olympus Corp.	3,508,344	0.2
29,023		Omron Corp.	1,943,910	0.1
57,790		Ono Pharmaceutical Co., Ltd.	1,686,690	0.1
6,000		Oracle Corp. Japan	711,676	0.0
31,280		Oriental Land Co., Ltd.	4,133,531	0.2
207,063		ORIX Corp.	2,571,154	0.1
410		Orix JREIT, Inc.	540,435	0.0
58,665		Osaka Gas Co., Ltd.	1,159,629	0.1
16,322		Otsuka Corp.	862,057	0.1
61,046	(3)	Otsuka Holdings Co. Ltd.	2,660,504	0.1
64,368		Pan Pacific International Holdings Corp.	1,417,170	0.1
345,231		Panasonic Corp.	3,027,347	0.2
16,999		Park24 Co., Ltd.	291,449	0.0
14,700	(1)	PeptiDream, Inc.	677,309	0.0
27,800		Persol Holdings Co. Ltd.	383,275	0.0
18,100	(3)	Pigeon Corp.	700,562	0.0
14,300		Pola Orbis Holdings, Inc.	249,657	0.0
134,570		Rakuten, Inc.	1,188,657	0.1
198,900		Recruit Holdings Co. Ltd.	6,840,211	0.3
120,300	(1)	Renesas Electronics Corp.	618,391	0.0
327,013		Resona Holdings, Inc.	1,119,004	0.1
104,832		Ricoh Co., Ltd.	752,231	0.0
5,666		Rinnai Corp.	474,489	0.0
13,750		Rohm Co., Ltd.	914,257	0.1
37,300		Ryohin Keikaku Co., Ltd.	530,538	0.0
56,245		Santen Pharmaceutical Co., Ltd.	1,035,440	0.1
36,970		SBI Holdings, Inc.	802,268	0.0
8,100		SCSK Corp.	396,291	0.0
32,806		Secom Co., Ltd.	2,878,487	0.1
27,010		Sega Sammy Holdings, Inc.	323,775	0.0
33,800		Seibu Holdings, Inc.	368,156	0.0
43,716	(3)	Seiko Epson Corp.	500,797	0.0
56,819		Sekisui Chemical Co., Ltd.	814,087	0.0
97,185		Sekisui House Ltd.	1,855,472	0.1
117,771		Seven & I Holdings Co., Ltd.	3,852,704	0.2
92,207		Seven Bank Ltd.	252,724	0.0
25,000		SG Holdings Co. Ltd.	815,841	0.0
33,300		Sharp Corp.	357,127	0.0
34,672		Shimadzu Corp.	925,645	0.1
3,461		Shimamura Co., Ltd.	234,421	0.0
11,555		Shimano, Inc.	2,221,897	0.1
86,292		Shimizu Corp.	710,881	0.0
55,389		Shin-Etsu Chemical Co., Ltd.	6,500,537	0.3
24,294		Shinsei Bank Ltd.	293,841	0.0
42,132		Shionogi & Co., Ltd.	2,643,083	0.1
62,562		Shiseido Co., Ltd.	3,986,490	0.2
66,181		Shizuoka Bank Ltd.	425,744	0.0
21,100	(3)	Showa Denko KK	476,257	0.0
8,936		SMC Corp.	4,592,398	0.2
299,400	(3)	Softbank Corp.	3,816,223	0.2
245,092		SoftBank Group Corp.	12,359,419	0.6
11,200		Sohgo Security Services Co., Ltd.	522,967	0.0
52,513		Sompo Holdings, Inc.	1,807,780	0.1
199,070		Sony Corp.	13,741,838	0.7
23,798		Sony Financial Holdings, Inc.	574,601	0.0
14,400		Square Enix Holdings Co., Ltd.	729,564	0.0
20,388		Stanley Electric Co., Ltd.	493,545	0.0
96,235		Subaru Corp.	2,015,130	0.1
41,300	(3)	Sumco Corp.	634,952	0.0
232,971		Sumitomo Chemical Co., Ltd.	700,963	0.0
185,855		Sumitomo Corp.	2,137,599	0.1
28,009		Sumitomo Dainippon Pharma Co. Ltd.	388,138	0.0
117,933		Sumitomo Electric Industries Ltd.	1,360,440	0.1
17,296		Sumitomo Heavy Industries	378,282	0.0
36,380		Sumitomo Metal Mining Co., Ltd.	1,024,817	0.1
203,951		Sumitomo Mitsui Financial Group, Inc.	5,755,865	0.3
52,785		Sumitomo Mitsui Trust Holdings, Inc.	1,487,501	0.1
48,396		Sumitomo Realty & Development Co., Ltd.	1,335,859	0.1
26,759	(3)	Sumitomo Rubber Industries, Inc.	265,035	0.0
11,200		Sundrug Co., Ltd.	370,672	0.0
21,734		Suntory Beverage & Food Ltd.	848,022	0.1
10,517		Suzuken Co., Ltd.	392,912	0.0
57,544		Suzuki Motor Corp.	1,964,904	0.1
26,138		Sysmex Corp.	2,006,397	0.1
84,111		T&D Holdings, Inc.	722,447	0.0
18,900		Taiheiyo Cement Corp.	439,125	0.0
29,861		Taisei Corp.	1,088,317	0.1
5,300		Taisho Pharmaceutical Holdings Co. Ltd.	325,246	0.0
23,725		Taiyo Nippon Sanso Corp.	396,750	0.0
246,422		Takeda Pharmaceutical Co., Ltd.	8,853,442	0.4
20,212		TDK Corp.	2,012,133	0.1
27,901		Teijin Ltd.	444,230	0.0
100,928		Terumo Corp.	3,841,600	0.2
18,878		THK Co., Ltd.	470,017	0.0
35,000		TIS, Inc.	741,042	0.0
29,885		Tobu Railway Co., Ltd.	987,383	0.1
17,500		Toho Co., Ltd.	632,120	0.0
11,600		Toho Gas Co., Ltd.	579,797	0.0
66,813		Tohoku Electric Power Co., Inc.	634,695	0.0

See Accompanying Notes to Financial Statements

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS AS OF June 30, 2020 (Unaudited) (CONTINUED)

99,888		Tokio Marine Holdings, Inc.	4,372,400	0.2
6,700		Tokyo Century Corp.	343,081	0.0
226,166	(1)	Tokyo Electric Power Co., Inc.	695,729	0.0
23,365		Tokyo Electron Ltd.	5,765,169	0.3
58,772		Tokyo Gas Co., Ltd.	1,407,273	0.1
78,194		Tokyu Corp.	1,100,843	0.1
95,635		Tokyu Fudosan Holdings Corp.	449,913	0.0
41,016		Toppan Printing Co., Ltd.	685,744	0.0
216,803		Toray Industries, Inc.	1,023,316	0.1
60,461		Toshiba Corp.	1,939,575	0.1
40,700		Tosoh Corp.	559,092	0.0
22,134		Toto Ltd.	851,018	0.1
13,888		Toyo Suisan Kaisha Ltd.	775,976	0.0
10,200		Toyoda Gosei Co., Ltd.	213,114	0.0
22,905		Toyota Industries Corp.	1,217,462	0.1
331,658		Toyota Motor Corp.	20,856,011	1.0
33,254		Toyota Tsusho Corp.	848,021	0.1
20,853		Trend Micro, Inc.	1,165,359	0.1
5,800		Tsuruha Holdings, Inc.	801,056	0.0
63,078		Unicharm Corp.	2,586,987	0.1
463		United Urban Investment Corp.	498,674	0.0
34,326		USS Co., Ltd.	550,258	0.0
7,400		Welcia Holdings Co. Ltd.	597,825	0.0
25,421		West Japan Railway Co.	1,425,838	0.1
18,685		Yakult Honsha Co., Ltd.	1,099,313	0.1
113,337		Yamada Denki Co., Ltd.	562,198	0.0
21,007		Yamaha Corp.	990,796	0.1
43,804		Yamaha Motor Co., Ltd.	689,911	0.0
48,201		Yamato Holdings Co., Ltd.	1,046,319	0.1
18,900		Yamazaki Baking Co., Ltd.	324,650	0.0
37,542		Yaskawa Electric Corp.	1,305,075	0.1
35,673		Yokogawa Electric Corp.	558,949	0.0
18,569	(3)	Yokohama Rubber Co., Ltd.	262,566	0.0
414,744		Z Holdings Corp.	2,035,449	0.1
17,100		ZOZO, Inc.	381,196	0.0
			522,338,320	24.6

		Luxembourg: 0.0%
73,831		Tenaris S.A.	479,797	0.0

		Macau: 0.2%
339,159		Galaxy Entertainment Group Ltd.	2,326,546	0.1
379,202		Sands China Ltd.	1,493,767	0.1
310,365		SJM Holdings Ltd.	347,961	0.0
243,679		Wynn Macau Ltd.	422,645	0.0
			4,590,919	0.2

		Netherlands: 5.5%
66,136	(4)	ABN AMRO Bank NV	569,141	0.0
2,823	(1),(4)	Adyen NV	4,108,840	0.2
279,769		Aegon NV	826,985	0.0
20,583	(1)	AerCap Holdings NV	633,956	0.0
91,837	(1)	Airbus SE	6,580,440	0.3
31,208		Akzo Nobel NV	2,803,733	0.1
97,377	(1)	Altice NV	376,607	0.0
112,076	(1),(3)	ArcelorMittal SA	1,187,089	0.1
66,552		ASML Holding NV	24,345,481	1.2
16,956		EXOR NV	973,223	0.0
18,013		Heineken Holding NV	1,474,302	0.1
40,526		Heineken NV	3,736,252	0.2
609,265		ING Groep NV	4,247,111	0.2
18,975	(1),(3),(4)	Just Eat Takeaway.com NV	1,983,353	0.1
172,099		Koninklijke Ahold Delhaize NV	4,690,375	0.2
26,948		Koninklijke DSM NV	3,740,849	0.2
558,550		Koninklijke KPN NV	1,485,689	0.1
140,205	(1),(3)	Koninklijke Philips NV	6,540,212	0.3
10,993		Koninklijke Vopak NV	581,465	0.0
45,658	(1)	NN Group NV	1,534,456	0.1
76,205	(1)	Prosus NV	7,083,860	0.3
36,090	(1)	QIAGEN NV	1,554,569	0.1
18,629		Randstad NV	832,992	0.0
643,529		Royal Dutch Shell PLC - Class A	10,303,677	0.5
582,262		Royal Dutch Shell PLC - Class B	8,827,234	0.4
228,384		Unilever NV	12,176,868	0.6
42,686		Wolters Kluwer NV	3,334,005	0.2
			116,532,764	5.5

		New Zealand: 0.3%
115,055	(1)	a2 Milk Co. Ltd.	1,506,038	0.1
189,995		Auckland International Airport Ltd.	808,002	0.0
89,832		Fisher & Paykel Healthcare Corp. Ltd.	2,069,439	0.1
106,498		Mercury NZ Ltd.	324,460	0.0
200,363		Meridian Energy Ltd.	624,592	0.0
62,540		Ryman Healthcare Ltd.	530,586	0.0
287,223		Spark New Zealand Ltd.	849,795	0.1
			6,712,912	0.3

		Norway: 0.5%
148,249	(1)	DNB ASA	1,978,754	0.1
156,600		Equinor ASA	2,255,928	0.1
31,270	(1)	Gjensidige Forsikring ASA	577,750	0.0
68,723	(3)	Mowi ASA	1,309,975	0.1
210,268	(1)	Norsk Hydro ASA	586,624	0.0
117,431		Orkla ASA	1,030,997	0.1
15,324	(1)	Schibsted ASA - Class B	361,962	0.0
112,765		Telenor ASA	1,646,467	0.1
27,684		Yara International ASA	965,128	0.0
			10,713,585	0.5

		Portugal: 0.2%
400,191		EDP - Energias de Portugal SA	1,910,207	0.1
78,372		Galp Energia SGPS SA	909,110	0.1
39,356		Jeronimo Martins SGPS SA	688,725	0.0
			3,508,042	0.2

		Singapore: 1.1%
480,856		Ascendas Real Estate Investment Trust	1,103,282	0.1
422,242		CapitaLand Commercial Trust	516,766	0.0
401,596	(1)	CapitaLand Ltd.	848,430	0.1
403,701		CapitaLand Mall Trust	572,824	0.0
71,081		City Developments Ltd.	434,381	0.0
280,620		DBS Group Holdings Ltd.	4,222,442	0.2
945,412		Genting Singapore Ltd.	520,140	0.0
15,470		Jardine Cycle & Carriage Ltd.	225,762	0.0
227,404	(3)	Keppel Corp., Ltd.	979,412	0.1
336,100		Mapletree Commercial Trust	470,273	0.0

See Accompanying Notes to Financial Statements

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS AS OF June 30, 2020 (Unaudited) (CONTINUED)

415,900		Mapletree Logistics Trust	583,885	0.0
516,922		Oversea-Chinese Banking Corp., Ltd.	3,369,190	0.2
211,000		Singapore Airlines Ltd.	569,536	0.0
125,651		Singapore Exchange Ltd.	756,125	0.1
1,276,550		Singapore Telecommunications Ltd.	2,270,852	0.1
244,106		Singapore Technologies Engineering Ltd.	582,619	0.0
307,700		Suntec Real Estate Investment Trust	314,330	0.0
183,956		United Overseas Bank Ltd.	2,687,941	0.1
72,500		UOL Group Ltd.	356,461	0.0
43,000		Venture Corp. Ltd.	502,528	0.0
300,376		Wilmar International Ltd.	888,443	0.1
400,600		Yangzijiang Shipbuilding Holdings Ltd.	269,682	0.0
			23,045,304	1.1

		Spain: 2.3%
–	(2)	Abertis Infraestructuras SA	–	–
39,946		ACS Actividades de Construccion y Servicios SA	1,026,565	0.0
10,554	(1),(4)	Aena SME SA	1,411,503	0.1
67,429		Amadeus IT Group SA	3,540,151	0.2
1,042,528		Banco Bilbao Vizcaya Argentaria SA	3,589,372	0.2
–	(2)	Banco Popular Espanol S.A.	–	–
2,598,252	(1),(3)	Banco Santander SA	6,356,493	0.3
105,404		Bankinter S.A.	505,212	0.0
39,160	(4)	Cellnex Telecom SA	2,391,794	0.1
561,121		CaixaBank SA	1,200,394	0.0
38,914		Enagas	951,970	0.0
49,661		Endesa S.A.	1,231,897	0.1
75,771		Ferrovial SA - FERE	2,025,348	0.1
46,638		Grifols SA	1,418,164	0.1
908,120		Iberdrola S.A. - IBEE	10,601,964	0.5
170,551		Industria de Diseno Textil SA	4,525,286	0.2
168,521		Mapfre SA	300,925	0.0
46,160		Naturgy Energy Group SA	861,753	0.0
67,679		Red Electrica Corp. SA	1,266,237	0.1
232,609		Repsol SA	2,055,319	0.1
37,274	(1)	Siemens Gamesa Renewable Energy SA	663,659	0.0
761,055		Telefonica S.A.	3,639,939	0.2
			49,563,945	2.3

		Sweden: 2.8%
49,187	(1)	Alfa Laval AB	1,085,075	0.1
156,710		Assa Abloy AB	3,207,461	0.2
104,992		Atlas Copco AB - A Shares	4,471,131	0.2
61,011		Atlas Copco AB - B Shares	2,267,049	0.1
42,764		Boliden AB - BOLS	980,854	0.0
35,264		Electrolux AB	593,313	0.0
103,037		Epiroc AB - A Shares	1,291,095	0.1
60,972		Epiroc AB - B Shares	748,805	0.0
37,250	(3)	EQT AB	671,651	0.0
94,825	(1)	Essity AB	3,074,359	0.1
19,878	(4)	Evolution Gaming Group AB	1,180,666	0.1
15,725	(3)	ICA Gruppen AB	747,481	0.0
125,607	(3)	Hennes & Mauritz AB	1,833,397	0.1
44,002	(1)	Hexagon AB - B Shares	2,584,043	0.1
65,338		Husqvarna AB - B Shares	537,734	0.0
24,809	(1)	Industrivarden AB-Class C	565,497	0.0
23,148	(3)	Investment AB Latour	420,281	0.0
71,215		Investor AB - B Shares	3,777,806	0.2
37,823		Kinnevik AB	998,425	0.0
11,883	(1),(3)	Lundbergforetagen AB	541,671	0.0
29,058	(3)	Lundin Energy AB	709,179	0.0
48,756	(1)	Nibe Industrier AB	1,081,400	0.1
176,512	(1)	Sandvik AB	3,322,972	0.2
48,957	(1)	Securitas AB	662,008	0.0
254,463	(1)	Skandinaviska Enskilda Banken AB	2,208,878	0.1
53,186	(1)	Skanska AB	1,085,807	0.1
59,516		SKF AB - B Shares	1,112,564	0.1
94,728	(1),(3)	Svenska Cellulosa AB SCA	1,133,058	0.1
243,254	(1)	Svenska Handelsbanken AB	2,309,775	0.1
141,592	(1)	Swedbank AB	1,818,166	0.1
26,572		Swedish Match AB	1,874,805	0.1
78,079		Tele2 AB	1,039,376	0.0
456,352		Telefonaktiebolaget LM Ericsson	4,230,181	0.2
394,898		Telia Co. AB	1,477,393	0.1
232,463	(1)	Volvo AB - B Shares	3,657,780	0.2
			59,301,136	2.8

		Switzerland: 10.3%
288,143		ABB Ltd.	6,535,929	0.3
24,262		Adecco Group AG	1,143,604	0.1
76,878	(1)	Alcon, Inc.	4,417,351	0.2
7,248		Baloise Holding AG	1,091,915	0.0
4,710		Banque Cantonale Vaudoise	458,672	0.0
472		Barry Callebaut AG	900,971	0.0
16		Chocoladefabriken Lindt & Sprungli AG - REG - LISN	1,380,108	0.1
169		Chocoladefabriken Lindt & Sprungli AG - PC - LISP	1,395,829	0.1
81,615		Cie Financiere Richemont SA	5,264,194	0.2
31,139	(1),(3)	Clariant AG	612,843	0.0
31,248		Coca-Cola HBC AG	782,232	0.0
379,652		Credit Suisse Group AG	3,950,230	0.2
1,280	(3)	EMS-Chemie Holding AG	994,436	0.0
5,791		Geberit AG - Reg	2,905,553	0.1
1,444		Givaudan	5,397,629	0.3
1,562,448		Glencore PLC	3,328,324	0.2
81,856		LafargeHolcim Ltd.-CHF	3,606,251	0.2
34,993		Julius Baer Group Ltd.	1,469,622	0.1
8,443	(1),(3)	Kuehne & Nagel International AG	1,406,338	0.1
25,712		Logitech International SA	1,684,892	0.1
11,643		Lonza Group AG	6,167,271	0.3
465,299		Nestle SA	51,587,991	2.4
335,883		Novartis AG	29,262,485	1.4
2,922		Partners Group	2,661,044	0.1
109,846		Roche Holding AG	38,056,096	1.8

See Accompanying Notes to Financial Statements

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS AS OF June 30, 2020 (Unaudited) (CONTINUED)

6,366		Schindler Holding AG - Part Cert	1,506,570	0.1
3,146		Schindler Holding AG - Reg	745,827	0.0
946		SGS SA	2,317,365	0.1
22,168		Sika AG	4,273,380	0.2
8,558		Sonova Holding AG - Reg	1,713,100	0.1
99,725		STMicroelectronics NV-STM1	2,718,320	0.1
1,614	(3)	Straumann Holding AG	1,395,282	0.1
4,524		Swatch Group AG - BR	908,020	0.0
8,226		Swatch Group AG - Reg	323,493	0.0
4,990		Swiss Life Holding AG	1,856,374	0.1
11,878		Swiss Prime Site AG	1,101,867	0.1
46,071		Swiss Re Ltd.	3,572,094	0.2
4,050		Swisscom AG	2,123,825	0.1
10,238	(3)	Temenos AG	1,591,230	0.1
573,197		UBS Group AG	6,619,889	0.3
7,114		Vifor Pharma AG	1,076,255	0.0
23,391		Zurich Insurance Group AG	8,288,145	0.4
			218,592,846	10.3

		United Arab Emirates: 0.0%
19,351		NMC Health PLC	6,870	0.0

		United Kingdom: 12.5%
152,139		3i Group PLC	1,566,569	0.1
29,847		Admiral Group Plc	846,427	0.0
192,038		Anglo American PLC	4,427,078	0.2
61,656		Antofagasta PLC	713,626	0.0
70,486		Ashtead Group PLC	2,377,700	0.1
55,700		Associated British Foods PLC	1,316,977	0.1
205,161		AstraZeneca PLC	21,351,936	1.0
151,048	(4)	Auto Trader Group PLC	983,433	0.0
10,101		AVEVA Group PLC	512,152	0.0
613,165		Aviva PLC	2,078,240	0.1
501,256		BAE Systems PLC	2,997,231	0.1
2,708,824		Barclays PLC	3,821,592	0.2
159,210		Barratt Developments PLC	978,523	0.0
19,682		Berkeley Group Holdings PLC	1,013,624	0.1
3,166,611		BP PLC	12,131,384	0.6
358,651		British American Tobacco PLC	13,755,230	0.7
137,641		British Land Co. PLC	658,399	0.0
1,390,580		BT Group PLC	1,966,622	0.1
52,658		Bunzl PLC	1,412,446	0.1
63,270		Burberry Group PLC	1,250,218	0.1
159,994	(1)	CNH Industrial NV	1,124,050	0.1
23,965		Coca-Cola European Partners PLC - EUR	909,452	0.0
8,126		Coca-Cola European Partners PLC - USD	306,838	0.0
278,888		Compass Group PLC	3,837,056	0.2
60,857		CRH PLC - London	2,088,447	0.1
20,152		Croda International PLC	1,308,885	0.1
365,383		Diageo PLC	12,144,324	0.6
214,982		Direct Line Insurance Group PLC	720,844	0.0
79,452		Evraz PLC	281,504	0.0
142,008		Experian PLC	4,984,302	0.2
35,240		Ferguson PLC	2,881,444	0.1
171,558	(1)	Fiat Chrysler Automobiles NV	1,735,834	0.1
784,319		GlaxoSmithKline PLC	15,842,950	0.8
91,112		GVC Holdings PLC	835,121	0.0
59,358		Halma PLC	1,691,116	0.1
51,912		Hargreaves Lansdown PLC	1,046,860	0.1
27,038		Hikma Pharmaceuticals PLC	741,950	0.0
3,176,054		HSBC Holdings PLC	14,760,946	0.7
147,971		Imperial Brands PLC	2,816,862	0.1
234,857		Informa PLC	1,357,878	0.1
27,038		InterContinental Hotels Group PLC	1,193,593	0.1
25,234		Intertek Group PLC	1,699,531	0.1
566,437		ITV PLC	523,516	0.0
276,788		J Sainsbury Plc	716,313	0.0
68,474		JD Sports Fashion PLC	527,019	0.0
30,259		Johnson Matthey PLC	788,060	0.0
329,920		Kingfisher PLC	907,669	0.0
110,132		Land Securities Group PLC	752,487	0.0
932,699		Legal & General Group PLC	2,542,758	0.1
10,989,155		Lloyds Banking Group Plc	4,239,166	0.2
49,214		London Stock Exchange Group PLC	5,118,003	0.2
406,497		M&G PLC	844,066	0.0
759,591		Melrose Industries PLC	1,070,673	0.1
75,917		Mondi PLC	1,420,021	0.1
548,520		National Grid PLC	6,692,139	0.3
20,787		Next PLC	1,258,544	0.1
72,265	(1)	Ocado Group PLC	1,816,039	0.1
120,033	(3)	Pearson PLC	854,489	0.0
49,863	(1)	Persimmon PLC	1,411,196	0.1
406,717		Prudential PLC	6,128,418	0.3
110,970		Reckitt Benckiser Group PLC	10,209,033	0.5
302,296		Relx PLC (GBP Exchange)	6,996,849	0.3
289,144		Rentokil Initial Plc	1,828,301	0.1
175,374		Rio Tinto PLC	9,869,412	0.5
301,912		Rolls-Royce Holdings PLC	1,065,931	0.1
756,356		Royal Bank of Scotland Group PLC	1,135,472	0.1
161,299		RSA Insurance Group PLC	816,886	0.0
170,667		Sage Group PLC/The	1,416,691	0.1
19,436		Schroders PLC	709,367	0.0
184,427		Segro PLC	2,039,752	0.1
37,204		Severn Trent PLC	1,138,580	0.1
136,744		Smith & Nephew PLC	2,548,030	0.1
61,947		Smiths Group PLC	1,082,949	0.1
11,518		Spirax-Sarco Engineering PLC	1,417,975	0.1
161,032		SSE PLC	2,726,765	0.1
83,649		St. James's Place PLC	983,580	0.0
424,770		Standard Chartered PLC	2,302,584	0.1
364,069		Standard Life Aberdeen PLC	1,206,411	0.1
569,708		Taylor Wimpey PLC	1,005,536	0.0
1,531,219		Tesco PLC	4,306,791	0.2
182,700		Unilever PLC	9,855,001	0.5
106,614		United Utilities Group PLC	1,197,989	0.1
4,185,690		Vodafone Group PLC	6,654,222	0.3
31,513	(1)	Whitbread PLC	866,999	0.0
376,016		WM Morrison Supermarkets PLC	885,792	0.0

See Accompanying Notes to Financial Statements

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS AS OF June 30, 2020 (Unaudited) (CONTINUED)

193,470		WPP PLC	1,508,348	0.1
			263,855,016	12.5

	Total Common Stock
	(Cost $1,868,783,168)		2,045,990,368	96.6

PREFERRED STOCK: 0.5%
		Germany: 0.5%
8,891		Bayerische Motoren Werke AG	431,897	0.0
10,866		Fuchs Petrolub AG	436,744	0.0
27,856		Henkel AG & Co. KGaA	2,598,777	0.1
23,941	(1)	Porsche AG	1,386,626	0.1
5,561		Sartorius AG	1,835,389	0.1
29,016	(1)	Volkswagen AG	4,410,415	0.2

	Total Preferred Stock
	(Cost $10,856,101)		11,099,848	0.5

RIGHTS: 0.0%
		Spain: 0.0%
42,699	(1)	ACS Actividades de Construccion y Servicios SA	66,609	0.0
235,557	(1)	Repsol SA	114,671	0.0
780,976	(1)	Telefonica SA	153,637	0.0

	Total Rights
	(Cost $366,450)		334,917	0.0

	Total Long-Term Investments
	(Cost $1,880,005,719)		2,057,425,133	97.1

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 6.0%
		Floating Rate Notes: 0.0%
575,000	(5)	Commonwealth Bank of Australia, 0.360%, 07/06/2020
		(Cost $574,995)	574,995	0.0

		Repurchase Agreements: 3.6%
2,666,742	(5)	Amherst Pierpoint Securities LLC, Repurchase Agreement dated 06/30/20, 0.14%, due 07/01/20 (Repurchase Amount $2,666,752, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.000%, Market Value plus accrued interest $2,720,077, due 08/13/20-05/20/70)	2,666,742	0.1
5,594,196	(5)	BNP Paribas S.A., Repurchase Agreement dated 06/30/20, 0.24%, due 07/01/20 (Repurchase Amount $5,594,233, collateralized by various U.S. Government Securities, 1.106%-6.500%, Market Value plus accrued interest $5,873,906, due 08/15/20-03/19/40)	5,594,196	0.3
15,977,167	(5)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/30/20, 0.10%, due 07/01/20 (Repurchase Amount $15,977,211, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $16,296,710, due 08/01/20-02/20/70)	15,977,167	0.7
3,135,767	(5)	CF Secured LLC, Repurchase Agreement dated 06/30/20, 0.10%, due 07/01/20 (Repurchase Amount $3,135,776, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.500%-5.500%, Market Value plus accrued interest $3,198,482, due 01/01/29-06/01/50)	3,135,767	0.1
6,734,161	(5)	Citadel Securities LLC, Repurchase Agreement dated 06/30/20, 0.15%, due 07/01/20 (Repurchase Amount $6,734,189, collateralized by various U.S. Government Securities, 0.000%-7.625%, Market Value plus accrued interest $6,868,873, due 07/31/20-11/15/49)	6,734,161	0.3
19,395,077	(5)	Citigroup, Inc., Repurchase Agreement dated 06/30/20, 0.09%, due 07/01/20 (Repurchase Amount $19,395,125, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.500%-7.500%, Market Value plus accrued interest $19,782,979, due 07/31/21-05/20/70)	19,395,077	0.9

See Accompanying Notes to Financial Statements

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS AS OF June 30, 2020 (Unaudited) (CONTINUED)

3,460,861	(5)	Deutsche Bank Securities Inc., Repurchase Agreement dated 06/30/20, 0.07%, due 07/01/20 (Repurchase Amount $3,460,868, collateralized by various U.S. Government Securities, 0.500%, Market Value plus accrued interest $3,530,078, due 06/30/27)	3,460,861	0.2
4,105,109	(5)	Industrial & Comm. Bank of China, Repurchase Agreement dated 06/30/20, 0.11%, due 07/01/20 (Repurchase Amount $4,105,121, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $4,187,211, due 07/15/20-06/01/50)	4,105,109	0.2
16,063,602	(5)	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/20, 0.24%, due 07/01/20 (Repurchase Amount $16,063,708, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $16,422,109, due 01/15/22-02/15/47)	16,063,602	0.8

	Total Repurchase Agreements
	(Cost $77,132,682)		77,132,682	3.6

Shares			Value	Percentage of Net Assets
		Mutual Funds(5): 2.4%
1,874,000	(5),(6)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.100%	1,874,000	0.1
46,407,000	(5),(6)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.150%	46,407,000	2.2
1,874,000	(5),(6)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 0.050%	1,874,000	0.1
	Total Mutual Funds
	(Cost $50,155,000)		50,155,000	2.3

	Total Short-Term Investments
	(Cost $127,862,677)		127,862,677	6.0

	Total Investments in Securities (Cost $2,007,868,396)		$ 2,185,287,810	103.1
	Liabilities in Excess of Other Assets		(66,181,957)	(3.1)
	Net Assets		$ 2,119,105,853	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(3)	Security, or a portion of the security, is on loan.
(4)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(5)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(6)	Rate shown is the 7-day yield as of June 30, 2020.

See Accompanying Notes to Financial Statements

Voya Russell™ Large Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2020 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.0%
		Communication Services: 12.2%
29,911		Activision Blizzard, Inc.	$ 2,270,245	0.2
23,115	(1)	Alphabet, Inc. - Class A	32,778,226	2.7
22,816	(1)	Alphabet, Inc. - Class C	32,252,926	2.7
13,400	(1)	Charter Communications, Inc.	6,834,536	0.5
3,932	(1)	Electronic Arts, Inc.	519,220	0.0
238,273	(1)	Facebook, Inc.- Class A	54,104,650	4.5
42,198	(1)	NetFlix, Inc.	19,201,778	1.6
			147,961,581	12.2

		Consumer Discretionary: 16.3%
42,075	(1)	Amazon.com, Inc.	116,077,352	9.6
4,054	(1)	Booking Holdings, Inc.	6,455,346	0.5
24,961		Dollar General Corp.	4,755,320	0.4
60,481		eBay, Inc.	3,172,229	0.3
53,296		Home Depot, Inc.	13,351,181	1.1
14,047		Las Vegas Sands Corp.	639,700	0.1
74,995		Lowe's Cos, Inc.	10,133,324	0.8
10,563		McDonald's Corp.	1,948,557	0.2
120,191		Nike, Inc. - Class B	11,784,728	1.0
28,008		Ross Stores, Inc.	2,387,402	0.2
66,915		Starbucks Corp.	4,924,275	0.4
14,673	(1)	Tesla, Inc.	15,844,052	1.3
96,288		TJX Cos., Inc.	4,868,321	0.4
2,240		Yum! Brands, Inc.	194,678	0.0
			196,536,465	16.3

		Consumer Staples: 4.9%
80,448		Altria Group, Inc.	3,157,584	0.3
225,167		Coca-Cola Co.	10,060,462	0.8
38,663		Costco Wholesale Corp.	11,723,008	1.0
19,641		Estee Lauder Cos., Inc.	3,705,864	0.3
36,584	(1)	Monster Beverage Corp.	2,536,003	0.2
101,090		PepsiCo, Inc.	13,370,163	1.1
108,090		Procter & Gamble Co.	12,924,321	1.1
34,212		Sysco Corp.	1,870,028	0.1
			59,347,433	4.9

		Financials: 1.7%
22,741		Aon PLC	4,379,917	0.4
18,852		Intercontinental Exchange, Inc.	1,726,843	0.1
38,999		Marsh & McLennan Cos., Inc.	4,187,323	0.3
16,108		Moody's Corp.	4,425,351	0.4
16,697		Progressive Corp.	1,337,597	0.1
14,095		S&P Global, Inc.	4,644,020	0.4
			20,701,051	1.7

		Health Care: 13.2%
65,861		Abbott Laboratories	6,021,671	0.5
164,316		AbbVie, Inc.	16,132,545	1.3
58,407		Amgen, Inc.	13,775,875	1.1
6,434		Anthem, Inc.	1,692,013	0.1
21,160		Baxter International, Inc.	1,821,876	0.2
4,887	(1)	Biogen, Inc.	1,307,517	0.1
81,547		Bristol-Myers Squibb Co.	4,794,964	0.4
16,800	(1)	Centene Corp.	1,067,640	0.1
9,695		Cigna Corp.	1,819,267	0.2
9,116	(1)	DexCom, Inc.	3,695,626	0.3
61,161	(1)	Edwards Lifesciences Corp.	4,226,837	0.4
83,580		Eli Lilly & Co.	13,722,164	1.1
13,770		HCA Healthcare, Inc.	1,336,516	0.1
4,994		Humana, Inc.	1,936,424	0.2
14,553	(1)	Illumina, Inc.	5,389,704	0.4
11,483	(1)	Intuitive Surgical, Inc.	6,543,358	0.5
35,062		Johnson & Johnson	4,930,769	0.4
219,092		Merck & Co., Inc.	16,942,384	1.4
9,593	(1)	Regeneron Pharmaceuticals, Inc.	5,982,674	0.5
11,203		Stryker Corp.	2,018,669	0.2
23,003		Thermo Fisher Scientific, Inc.	8,334,907	0.7
77,936		UnitedHealth Group, Inc.	22,987,223	1.9
25,751	(1)	Vertex Pharmaceuticals, Inc.	7,475,773	0.6
42,677		Zoetis, Inc.	5,848,456	0.5
			159,804,852	13.2

		Industrials: 3.0%
36,800		3M Co.	5,740,432	0.5
13,831		Illinois Tool Works, Inc.	2,418,350	0.2
24,552		Lockheed Martin Corp.	8,959,516	0.7
14,240		Northrop Grumman Corp.	4,377,946	0.4
1,424		Roper Technologies, Inc.	552,882	0.0
104,027	(1)	Uber Technologies, Inc.	3,233,159	0.3
34,355		Union Pacific Corp.	5,808,400	0.5
46,179		United Parcel Service, Inc. - Class B	5,134,181	0.4
5,402		Waste Management, Inc.	572,126	0.0
			36,796,992	3.0

		Information Technology: 45.0%
63,246		Accenture PLC	13,580,181	1.1
47,733	(1)	Adobe, Inc.	20,778,652	1.7
107,590	(1)	Advanced Micro Devices, Inc.	5,660,310	0.5
4,414		Analog Devices, Inc.	541,333	0.0
405,842		Apple, Inc.	148,051,162	12.3
90,895		Applied Materials, Inc.	5,494,603	0.5
12,381	(1)	Atlassian Corp. PLC	2,231,923	0.2
14,486	(1)	Autodesk, Inc.	3,464,906	0.3
36,667		Automatic Data Processing, Inc.	5,459,350	0.5
36,719		Broadcom, Inc.	11,588,884	1.0
3,803		Cognizant Technology Solutions Corp.	216,086	0.0
925	(1)	Dell Technologies, Inc.	50,819	0.0
16,331	(1)	Fiserv, Inc.	1,594,232	0.1
25,000		Intuit, Inc.	7,404,750	0.6
14,381		Lam Research Corp.	4,651,678	0.4
87,539		Mastercard, Inc. - Class A	25,885,282	2.1
743,069		Microsoft Corp.	151,221,972	12.5
58,577		Nvidia Corp.	22,253,988	1.8
172,339		Oracle Corp.	9,525,177	0.8
116,530	(1)	PayPal Holdings, Inc.	20,303,022	1.7
111,673		Qualcomm, Inc.	10,185,694	0.8
79,663	(1)	Salesforce.com, Inc.	14,923,270	1.2
18,854	(1)	ServiceNow, Inc.	7,637,001	0.6
35,822	(1)	Square, Inc.	3,759,161	0.3
45,359		Texas Instruments, Inc.	5,759,232	0.5
167,539		Visa, Inc. - Class A	32,363,509	2.7

See Accompanying Notes to Financial Statements

Voya Russell™ Large Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2020 (Unaudited) (CONTINUED)

7,826	(1),(2)	VMware, Inc.	1,211,934	0.1
17,002	(1)	Workday, Inc.	3,185,495	0.3
16,568	(1),(2)	Zoom Video Communications, Inc.	4,200,651	0.4
			543,184,257	45.0

		Materials: 0.5%
2,782		Air Products & Chemicals, Inc.	671,742	0.0
4,916		Ecolab, Inc.	978,038	0.1
8,172		Sherwin-Williams Co.	4,722,190	0.4
			6,371,970	0.5

		Real Estate: 2.2%
43,767		American Tower Corp.	11,315,520	0.9
38,457		Crown Castle International Corp.	6,435,779	0.5
8,719		Equinix, Inc.	6,123,354	0.5
9,757		Public Storage, Inc.	1,872,271	0.2
1,479		SBA Communications Corp.	440,623	0.1
			26,187,547	2.2

		Total Common Stock
		(Cost $549,615,698)	1,196,892,148	99.0

RIGHTS: 0.0%
		Telecommunications: 0.0%
14,703	(1)	T-Mobile US, Inc.	2,470	0.0

		Total Rights
		(Cost $–)	2,470	0.0

		Total Long-Term Investments
		(Cost $549,615,698)	1,196,894,618	99.0

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.3%
		Repurchase Agreements: 0.2%
1,000,000	(3)	Citigroup, Inc., Repurchase Agreement dated 06/30/20, 0.09%, due 07/01/20 (Repurchase Amount $1,000,002, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.500%-7.500%, Market Value plus accrued interest $1,020,000, due 07/31/21-05/20/70)	1,000,000	0.1
169,437	(3)	Deutsche Bank Securities Inc., Repurchase Agreement dated 06/30/20, 0.07%, due 07/01/20 (Repurchase Amount $169,437, collateralized by various U.S. Government Securities, 0.500%, Market Value plus accrued interest $172,826, due 06/30/27)	169,437	0.0
1,000,000	(3)	RBC Dominion Securities Inc., Repurchase Agreement dated 06/30/20, 0.09%, due 07/01/20 (Repurchase Amount $1,000,002, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $1,020,000, due 07/31/20-07/01/50)	1,000,000	0.1

		Total Repurchase Agreements
		(Cost $2,169,437)	2,169,437	0.2

Shares			Value	Percentage of Net Assets
		Mutual Funds: 1.1%
13,476,000	(4)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.150%
		(Cost $13,476,000)	13,476,000	1.1

		Total Short-Term Investments
		(Cost $15,645,437)	15,645,437	1.3

		Total Investments in Securities (Cost $565,261,135)	$1,212,540,055	100.3
		Liabilities in Excess of Other Assets	(3,993,669)	(0.3)
		Net Assets	$1,208,546,386	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of June 30, 2020.

See Accompanying Notes to Financial Statements

Voya Russell™ Large Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2020 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.2%
		Communication Services: 12.2%
34,854		Activision Blizzard, Inc.	$ 2,645,419	0.3
13,710	(1)	Alphabet, Inc. - Class A	19,441,465	2.0
13,534	(1)	Alphabet, Inc. - Class C	19,131,798	1.9
325,688		AT&T, Inc.	9,845,548	1.0
6,830	(1)	Charter Communications, Inc.	3,483,573	0.3
206,963		Comcast Corp. – Class A	8,067,418	0.8
13,021	(1)	Electronic Arts, Inc.	1,719,423	0.2
109,673	(1)	Facebook, Inc.- Class A	24,903,448	2.5
19,423	(1)	NetFlix, Inc.	8,838,242	0.9
24,210	(1)	T-Mobile US, Inc.	2,521,472	0.3
189,248		Verizon Communications, Inc.	10,433,242	1.1
82,545		Walt Disney Co.	9,204,593	0.9
			120,235,641	12.2

		Consumer Discretionary: 11.2%
19,367	(1)	Amazon.com, Inc.	53,430,067	5.4
1,866	(1)	Booking Holdings, Inc.	2,971,306	0.3
11,489		Dollar General Corp.	2,188,769	0.2
30,458		eBay, Inc.	1,597,522	0.2
57,028		General Motors Co.	1,442,808	0.1
49,063		Home Depot, Inc.	12,290,772	1.2
15,142		Las Vegas Sands Corp.	689,567	0.1
34,519		Lowe's Cos, Inc.	4,664,207	0.5
12,256		Marriott International, Inc.	1,050,707	0.1
34,000		McDonald's Corp.	6,271,980	0.6
55,322		Nike, Inc. - Class B	5,424,322	0.6
15,935		Ross Stores, Inc.	1,358,299	0.1
53,379		Starbucks Corp.	3,928,161	0.4
22,821		Target Corp.	2,736,923	0.3
6,754	(1)	Tesla, Inc.	7,293,037	0.7
54,716		TJX Cos., Inc.	2,766,441	0.3
13,747		Yum! Brands, Inc.	1,194,752	0.1
			111,299,640	11.2

		Consumer Staples: 7.1%
84,929		Altria Group, Inc.	3,333,463	0.3
176,560		Coca-Cola Co.	7,888,701	0.8
38,479		Colgate-Palmolive Co.	2,818,972	0.3
7,278		Constellation Brands, Inc.	1,273,286	0.1
20,154		Costco Wholesale Corp.	6,110,894	0.6
10,113		Estee Lauder Cos., Inc.	1,908,121	0.2
27,695		General Mills, Inc.	1,707,397	0.2
15,570		Keurig Dr Pepper, Inc.	442,188	0.1
15,503		Kimberly-Clark Corp.	2,191,349	0.2
29,532		Kraft Heinz Co.	941,775	0.1
64,484		Mondelez International, Inc.	3,297,067	0.3
16,839	(1)	Monster Beverage Corp.	1,167,279	0.1
63,393		PepsiCo, Inc.	8,384,358	0.9
71,066		Philip Morris International, Inc.	4,978,884	0.5
111,303		Procter & Gamble Co.	13,308,500	1.4
22,117		Sysco Corp.	1,208,915	0.1
33,445		Walgreens Boots Alliance, Inc.	1,417,734	0.1
63,645		Walmart, Inc.	7,623,398	0.8
			70,002,281	7.1

		Energy: 2.5%
85,384		Chevron Corp.	7,618,814	0.8
49,038		ConocoPhillips	2,060,577	0.2
26,576		EOG Resources, Inc.	1,346,340	0.1
193,300		Exxon Mobil Corp.	8,644,376	0.9
88,758		Kinder Morgan, Inc.	1,346,459	0.1
19,908		Phillips 66	1,431,385	0.2
63,358		Schlumberger Ltd.	1,165,154	0.1
18,592		Valero Energy Corp.	1,093,581	0.1
			24,706,686	2.5

		Financials: 9.7%
32,395		Aflac, Inc.	1,167,192	0.1
14,304		Allstate Corp.	1,387,345	0.1
29,860		American Express Co.	2,842,672	0.3
39,333		American International Group, Inc.	1,226,403	0.1
10,467		Aon PLC	2,015,944	0.2
353,272		Bank of America Corp.	8,390,210	0.9
36,438		Bank of New York Mellon Corp.	1,408,329	0.1
89,045	(1)	Berkshire Hathaway, Inc. – Class B	15,895,423	1.6
6,721		BlackRock, Inc.	3,656,829	0.4
20,655		Capital One Financial Corp.	1,292,796	0.1
52,737		Charles Schwab Corp.	1,779,346	0.2
20,523		Chubb Ltd.	2,598,622	0.3
95,096		Citigroup, Inc.	4,859,406	0.5
16,206		CME Group, Inc.	2,634,123	0.3
15,126		Goldman Sachs Group, Inc.	2,989,200	0.3
24,651		Intercontinental Exchange, Inc.	2,258,032	0.2
138,343		JPMorgan Chase & Co.	13,012,543	1.3
23,102		Marsh & McLennan Cos., Inc.	2,480,462	0.3
35,103		Metlife, Inc.	1,281,962	0.1
7,414		Moody's Corp.	2,036,848	0.2
50,347		Morgan Stanley	2,431,760	0.3
19,361		PNC Financial Services Group, Inc.	2,036,971	0.2
26,686		Progressive Corp.	2,137,815	0.2
10,996		S&P Global, Inc.	3,622,962	0.4
11,536		Travelers Cos, Inc.	1,315,681	0.1
61,493		Truist Financial Corp.	2,309,062	0.2
62,053		US Bancorp	2,284,791	0.2
171,487		Wells Fargo & Co.	4,390,067	0.5
			95,742,796	9.7

		Health Care: 14.9%
78,945		Abbott Laboratories	7,217,941	0.7
80,460		AbbVie, Inc.	7,899,563	0.8
26,884		Amgen, Inc.	6,340,860	0.6
11,524		Anthem, Inc.	3,030,582	0.3
23,245		Baxter International, Inc.	2,001,395	0.2
12,321		Becton Dickinson & Co.	2,948,046	0.3
7,424	(1)	Biogen, Inc.	1,986,291	0.2
63,808	(1)	Boston Scientific Corp.	2,240,299	0.2
103,402		Bristol-Myers Squibb Co.	6,080,038	0.6
26,212	(1)	Centene Corp.	1,665,773	0.2
16,527		Cigna Corp.	3,101,292	0.3
59,701		CVS Health Corp.	3,878,774	0.4

See Accompanying Notes to Financial Statements

Voya Russell™ Large Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2020 (Unaudited) (continued)

28,592		Danaher Corp.	5,055,923	0.5
4,196	(1)	DexCom, Inc.	1,701,058	0.2
28,152	(1)	Edwards Lifesciences Corp.	1,945,585	0.2
38,471		Eli Lilly & Co.	6,316,169	0.6
57,347		Gilead Sciences, Inc.	4,412,278	0.4
12,165		HCA Healthcare, Inc.	1,180,735	0.1
6,034		Humana, Inc.	2,339,684	0.2
6,699	(1)	Illumina, Inc.	2,480,975	0.3
5,286	(1)	Intuitive Surgical, Inc.	3,012,121	0.3
120,437		Johnson & Johnson	16,937,055	1.7
61,263		Medtronic PLC	5,617,817	0.6
115,383		Merck & Co., Inc.	8,922,567	0.9
253,984		Pfizer, Inc.	8,305,277	0.8
4,416	(1)	Regeneron Pharmaceuticals, Inc.	2,754,038	0.3
15,818		Stryker Corp.	2,850,245	0.3
18,038		Thermo Fisher Scientific, Inc.	6,535,889	0.7
43,116		UnitedHealth Group, Inc.	12,717,064	1.3
11,853	(1)	Vertex Pharmaceuticals, Inc.	3,441,044	0.4
21,706		Zoetis, Inc.	2,974,590	0.3
			147,890,968	14.9

		Industrials: 6.2%
25,664		3M Co.	4,003,327	0.4
24,387		Boeing Co.	4,470,137	0.4
24,726		Caterpillar, Inc.	3,127,839	0.3
34,821		CSX Corp.	2,428,417	0.2
12,874		Deere & Co.	2,023,149	0.2
18,256		Eaton Corp. PLC	1,597,035	0.2
27,165		Emerson Electric Co.	1,685,045	0.2
11,029		FedEx Corp.	1,546,487	0.2
11,576		General Dynamics Corp.	1,730,149	0.2
396,846		General Electric Co.	2,710,458	0.3
32,068		Honeywell International, Inc.	4,636,712	0.5
14,371		Illinois Tool Works, Inc.	2,512,769	0.2
9,830		L3Harris Technologies, Inc.	1,667,856	0.2
11,301		Lockheed Martin Corp.	4,123,961	0.4
11,686		Norfolk Southern Corp.	2,051,711	0.2
7,132		Northrop Grumman Corp.	2,192,662	0.2
65,102		Raytheon Technologies Corp.	4,011,585	0.4
4,751		Roper Technologies, Inc.	1,844,623	0.2
62,265	(1)	Uber Technologies, Inc.	1,935,196	0.2
31,006		Union Pacific Corp.	5,242,185	0.5
32,205		United Parcel Service, Inc. - Class B	3,580,552	0.4
19,274		Waste Management, Inc.	2,041,309	0.2
			61,163,164	6.2

		Information Technology: 29.8%
29,111		Accenture PLC	6,250,714	0.6
21,971	(1)	Adobe, Inc.	9,564,196	1.0
53,249	(1)	Advanced Micro Devices, Inc.	2,801,430	0.3
16,792		Analog Devices, Inc.	2,059,371	0.2
186,802		Apple, Inc.	68,145,370	6.9
41,838		Applied Materials, Inc.	2,529,107	0.3
5,699	(1)	Atlassian Corp. PLC	1,027,359	0.1
10,011	(1)	Autodesk, Inc.	2,394,531	0.2
19,625		Automatic Data Processing, Inc.	2,921,966	0.3
17,828		Broadcom, Inc.	5,626,695	0.6
193,944		Cisco Systems, Inc.	9,045,548	0.9
24,655		Cognizant Technology Solutions Corp.	1,400,897	0.1
6,975	(1)	Dell Technologies, Inc.	383,206	0.0
28,198		Fidelity National Information Services, Inc.	3,781,070	0.4
25,481	(1)	Fiserv, Inc.	2,487,455	0.3
13,590		Global Payments, Inc.	2,305,136	0.2
193,597		Intel Corp.	11,582,909	1.2
40,575		International Business Machines Corp.	4,900,243	0.5
11,507		Intuit, Inc.	3,408,258	0.3
6,619		Lam Research Corp.	2,140,982	0.2
40,293		Mastercard, Inc. - Class A	11,914,640	1.2
50,779	(1)	Micron Technology, Inc.	2,616,134	0.3
342,022		Microsoft Corp.	69,604,897	7.0
26,965		Nvidia Corp.	10,244,273	1.0
90,142		Oracle Corp.	4,982,148	0.5
53,637	(1)	PayPal Holdings, Inc.	9,345,175	0.9
51,401		Qualcomm, Inc.	4,688,285	0.5
39,555	(1)	Salesforce.com, Inc.	7,409,838	0.8
8,678	(1)	ServiceNow, Inc.	3,515,111	0.4
16,488	(1)	Square, Inc.	1,730,251	0.2
41,924		Texas Instruments, Inc.	5,323,090	0.5
77,116		Visa, Inc. - Class A	14,896,498	1.5
3,602	(1),(2)	VMware, Inc.	557,806	0.1
7,826	(1)	Workday, Inc.	1,466,279	0.1
7,626	(1),(2)	Zoom Video Communications, Inc.	1,933,496	0.2
			294,984,364	29.8

		Materials: 1.8%
10,082		Air Products & Chemicals, Inc.	2,434,400	0.3
33,864		Dow, Inc.	1,380,297	0.2
33,552		DowDuPont, Inc.	1,782,618	0.2
11,370		Ecolab, Inc.	2,262,061	0.2
23,989		Linde Public Ltd.	5,088,307	0.5
36,649		Newmont Corp.	2,262,709	0.2
3,761		Sherwin-Williams Co.	2,173,294	0.2
3,791		Southern Copper Corp.	150,768	0.0
			17,534,454	1.8

		Real Estate: 1.9%
20,145		American Tower Corp.	5,208,288	0.5
18,972		Crown Castle International Corp.	3,174,964	0.3
12,194		Digital Realty Trust, Inc.	1,732,889	0.2
4,013		Equinix, Inc.	2,818,330	0.3
33,609		ProLogis, Inc.	3,136,728	0.3
6,877		Public Storage, Inc.	1,319,628	0.1
5,043		SBA Communications Corp.	1,502,411	0.2
			18,893,238	1.9

		Utilities: 1.9%
22,663		American Electric Power Co., Inc.	1,804,881	0.2
38,287		Dominion Energy, Inc.	3,108,139	0.3
33,542		Duke Energy Corp.	2,679,670	0.3
44,427		Exelon Corp.	1,612,256	0.2
22,351		NextEra Energy, Inc.	5,368,040	0.5
13,372		Sempra Energy	1,567,600	0.2

See Accompanying Notes to Financial Statements

Voya Russell™ Large Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2020 (Unaudited) (continued)

48,220	Southern Co.	2,500,207	0.2
		18,640,793	1.9

	Total Common Stock
	(Cost $318,696,833)	981,094,025	99.2

RIGHTS: 0.0%
	Telecommunications: 0.0%
17,138	(1) T-Mobile US, Inc.	2,879	0.0

	Total Rights
	(Cost $–)	2,879	0.0

	Total Long-Term Investments
	(Cost $318,696,833)	981,096,904	99.2

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.0%
		Repurchase Agreements: 0.3%
1,000,000	(3)	Citigroup, Inc., Repurchase Agreement dated 06/30/20, 0.09%, due 07/01/20 (Repurchase Amount $1,000,002, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.500%-7.500%, Market Value plus accrued interest $1,020,000, due 07/31/21-05/20/70)	1,000,000	0.1
796,730	(3)	Daiwa Capital Markets, Repurchase Agreement dated 06/30/20, 0.10%, due 07/01/20 (Repurchase Amount $796,732, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $812,665, due 07/28/20-03/01/52)	796,730	0.1
1,000,000	(3)	RBC Dominion Securities Inc., Repurchase Agreement dated 06/30/20, 0.09%, due 07/01/20 (Repurchase Amount $1,000,002, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $1,020,000, due 07/31/20-07/01/50)	1,000,000	0.1

	Total Repurchase Agreements
	(Cost $2,796,730)		2,796,730	0.3

Shares			Value	Percentage of Net Assets
		Mutual Funds: 0.7%
7,065,000	(4)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.150%
		(Cost $7,065,000)	7,065,000	0.7

	Total Short-Term Investments
	(Cost $9,861,730)		9,861,730	1.0

Total Investments in Securities (Cost $328,558,563)	$ 990,958,634	100.2
Liabilities in Excess of Other Assets	(2,276,120)	(0.2)
Net Assets	$ 988,682,514	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of June 30, 2020.

See Accompanying Notes to Financial Statements

Voya Russell™ Large Cap Value Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2020 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.0%
		Communication Services: 12.0%
37,766		Activision Blizzard, Inc.	$ 2,866,439	0.4
5,500	(1)	Alphabet, Inc. - Class A	7,799,275	1.0
5,429	(1)	Alphabet, Inc. - Class C	7,674,489	1.0
583,296		AT&T, Inc.	17,633,038	2.3
1,187	(1)	Charter Communications, Inc.	605,417	0.1
370,663		Comcast Corp. – Class A	14,448,444	1.8
20,079	(1)	Electronic Arts, Inc.	2,651,432	0.3
43,359	(1)	T-Mobile US, Inc.	4,515,840	0.6
338,937		Verizon Communications, Inc.	18,685,597	2.4
147,834		Walt Disney Co.	16,484,969	2.1
			93,364,940	12.0

		Consumer Discretionary: 4.8%
4,691		eBay, Inc.	246,043	0.0
102,136		General Motors Co.	2,584,041	0.3
43,935		Home Depot, Inc.	11,006,157	1.4
15,539		Las Vegas Sands Corp.	707,646	0.1
21,951		Marriott International, Inc.	1,881,859	0.3
52,186		McDonald's Corp.	9,626,752	1.2
5,451		Ross Stores, Inc.	464,643	0.1
40,439		Starbucks Corp.	2,975,906	0.4
40,872		Target Corp.	4,901,779	0.6
18,619		TJX Cos., Inc.	941,377	0.1
22,774		Yum! Brands, Inc.	1,979,288	0.3
			37,315,491	4.8

		Consumer Staples: 9.8%
85,788		Altria Group, Inc.	3,367,179	0.4
130,596		Coca-Cola Co.	5,835,029	0.8
68,914		Colgate-Palmolive Co.	5,048,640	0.6
13,034		Constellation Brands, Inc.	2,280,298	0.3
4,223		Costco Wholesale Corp.	1,280,456	0.2
1,920		Estee Lauder Cos., Inc.	362,266	0.0
49,601		General Mills, Inc.	3,057,902	0.4
27,886		Keurig Dr Pepper, Inc.	791,962	0.1
27,765		Kimberly-Clark Corp.	3,924,583	0.5
52,890		Kraft Heinz Co.	1,686,662	0.2
115,489		Mondelez International, Inc.	5,904,952	0.8
30,200		PepsiCo, Inc.	3,994,252	0.5
127,277		Philip Morris International, Inc.	8,917,027	1.1
110,235		Procter & Gamble Co.	13,180,799	1.7
11,408		Sysco Corp.	623,561	0.1
59,898		Walgreens Boots Alliance, Inc.	2,539,076	0.3
113,986		Walmart, Inc.	13,653,243	1.8
			76,447,887	9.8

		Energy: 5.7%
152,920		Chevron Corp.	13,645,052	1.8
87,826		ConocoPhillips	3,690,449	0.5
47,597		EOG Resources, Inc.	2,411,264	0.3
346,193		Exxon Mobil Corp.	15,481,751	2.0
158,962		Kinder Morgan, Inc.	2,411,454	0.3
35,655		Phillips 66	2,563,594	0.3
113,473		Schlumberger Ltd.	2,086,768	0.3
33,298		Valero Energy Corp.	1,958,588	0.2
			44,248,920	5.7

		Financials: 19.8%
58,018		Aflac, Inc.	2,090,389	0.3
25,619		Allstate Corp.	2,484,787	0.3
53,478		American Express Co.	5,091,106	0.7
70,445		American International Group, Inc.	2,196,475	0.3
632,698		Bank of America Corp.	15,026,577	1.9
65,259		Bank of New York Mellon Corp.	2,522,260	0.3
159,476	(1)	Berkshire Hathaway, Inc. – Class B	28,468,061	3.7
12,038		BlackRock, Inc.	6,549,755	0.8
36,993		Capital One Financial Corp.	2,315,392	0.3
94,450		Charles Schwab Corp.	3,186,743	0.4
36,755		Chubb Ltd.	4,653,918	0.6
170,313		Citigroup, Inc.	8,702,994	1.1
29,024		CME Group, Inc.	4,717,561	0.6
27,090		Goldman Sachs Group, Inc.	5,353,526	0.7
28,608		Intercontinental Exchange, Inc.	2,620,493	0.3
247,767		JPMorgan Chase & Co.	23,304,964	3.0
9,227		Marsh & McLennan Cos., Inc.	990,703	0.1
62,868		Metlife, Inc.	2,295,939	0.3
90,169		Morgan Stanley	4,355,163	0.6
34,675		PNC Financial Services Group, Inc.	3,648,157	0.5
34,029		Progressive Corp.	2,726,063	0.4
8,074		S&P Global, Inc.	2,660,221	0.3
20,661		Travelers Cos, Inc.	2,356,387	0.3
110,132		Truist Financial Corp.	4,135,457	0.5
111,134		US Bancorp	4,091,954	0.5
307,127		Wells Fargo & Co.	7,862,451	1.0
			154,407,496	19.8

		Health Care: 17.1%
87,094		Abbott Laboratories	7,963,005	1.0
8,646		AbbVie, Inc.	848,864	0.1
15,335		Anthem, Inc.	4,032,798	0.5
24,188		Baxter International, Inc.	2,082,587	0.3
22,067		Becton Dickinson & Co.	5,279,971	0.7
9,268	(1)	Biogen, Inc.	2,479,654	0.3
114,279	(1)	Boston Scientific Corp.	4,012,336	0.5
117,965		Bristol-Myers Squibb Co.	6,936,342	0.9
33,097	(1)	Centene Corp.	2,103,314	0.3
21,608		Cigna Corp.	4,054,741	0.5
106,922		CVS Health Corp.	6,946,722	0.9
51,207		Danaher Corp.	9,054,934	1.2
102,706		Gilead Sciences, Inc.	7,902,200	1.0
10,436		HCA Healthcare, Inc.	1,012,918	0.1
6,689		Humana, Inc.	2,593,660	0.3
186,794		Johnson & Johnson	26,268,840	3.4
109,720		Medtronic PLC	10,061,324	1.3
26,037		Merck & Co., Inc.	2,013,441	0.3
454,877		Pfizer, Inc.	14,874,478	1.9
19,094		Stryker Corp.	3,440,548	0.4
13,342		Thermo Fisher Scientific, Inc.	4,834,340	0.6
12,973		UnitedHealth Group, Inc.	3,826,386	0.5

See Accompanying Notes to Financial Statements

Voya Russell™ Large Cap Value Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2020 (Unaudited) (CONTINUED)

3,693		Zoetis, Inc.	506,089	0.1
			133,129,492	17.1

		Industrials: 10.2%
15,628		3M Co.	2,437,812	0.3
43,677		Boeing Co.	8,005,994	1.0
44,284		Caterpillar, Inc.	5,601,926	0.7
62,363		CSX Corp.	4,349,196	0.6
23,057		Deere & Co.	3,623,407	0.5
32,696		Eaton Corp. PLC	2,860,246	0.4
48,652		Emerson Electric Co.	3,017,883	0.4
19,753		FedEx Corp.	2,769,766	0.3
20,732		General Dynamics Corp.	3,098,605	0.4
710,737		General Electric Co.	4,854,334	0.6
57,432		Honeywell International, Inc.	8,304,093	1.1
14,336		Illinois Tool Works, Inc.	2,506,650	0.3
17,605		L3Harris Technologies, Inc.	2,987,040	0.4
20,929		Norfolk Southern Corp.	3,674,504	0.5
1,035		Northrop Grumman Corp.	318,200	0.0
116,595		Raytheon Technologies Corp.	7,184,584	0.9
7,335		Roper Technologies, Inc.	2,847,887	0.4
25,760	(1)	Uber Technologies, Inc.	800,621	0.1
27,210		Union Pacific Corp.	4,600,395	0.6
19,611		United Parcel Service, Inc. - Class B	2,180,351	0.3
30,066		Waste Management, Inc.	3,184,290	0.4
			79,207,784	10.2

		Information Technology: 10.3%
6,676	(1)	Advanced Micro Devices, Inc.	351,224	0.0
26,435		Analog Devices, Inc.	3,241,988	0.4
5,989	(1)	Autodesk, Inc.	1,432,509	0.2
4,921		Automatic Data Processing, Inc.	732,688	0.1
1,660		Broadcom, Inc.	523,913	0.1
347,347		Cisco Systems, Inc.	16,200,264	2.1
41,021		Cognizant Technology Solutions Corp.	2,330,813	0.3
11,734	(1)	Dell Technologies, Inc.	644,666	0.1
50,498		Fidelity National Information Services, Inc.	6,771,277	0.9
32,173	(1)	Fiserv, Inc.	3,140,728	0.4
24,339		Global Payments, Inc.	4,128,381	0.5
346,725		Intel Corp.	20,744,557	2.7
72,669		International Business Machines Corp.	8,776,235	1.1
90,943	(1)	Micron Technology, Inc.	4,685,383	0.6
19,373		Oracle Corp.	1,070,746	0.1
5,171	(1)	Salesforce.com, Inc.	968,684	0.1
37,692		Texas Instruments, Inc.	4,785,753	0.6
			80,529,809	10.3

		Materials: 3.4%
15,764		Air Products & Chemicals, Inc.	3,806,376	0.5
60,649		Dow, Inc.	2,472,053	0.3
60,091		DowDuPont, Inc.	3,192,635	0.4
16,312		Ecolab, Inc.	3,245,272	0.4
42,963		Linde Public Ltd.	9,112,882	1.2
65,637		Newmont Corp.	4,052,428	0.5
6,734		Southern Copper Corp.	267,811	0.1
			26,149,457	3.4

		Real Estate: 1.6%
2,277		Crown Castle International Corp.	381,056	0.1
21,838		Digital Realty Trust, Inc.	3,103,398	0.4
60,193		ProLogis, Inc.	5,617,813	0.7
4,274		Public Storage, Inc.	820,138	0.1
7,812		SBA Communications Corp.	2,327,351	0.3
			12,249,756	1.6

		Utilities: 4.3%
40,589		American Electric Power Co., Inc.	3,232,508	0.4
68,570		Dominion Energy, Inc.	5,566,513	0.7
60,072		Duke Energy Corp.	4,799,152	0.6
79,568		Exelon Corp.	2,887,523	0.4
40,030		NextEra Energy, Inc.	9,614,005	1.2
23,950		Sempra Energy	2,807,658	0.4
86,360		Southern Co.	4,477,766	0.6
			33,385,125	4.3

	Total Common Stock
	(Cost $749,087,786)		770,436,157	99.0

RIGHTS: 0.0%
	Telecommunications: 0.0%
20,131	(1) T-Mobile US, Inc.	3,382	0.0

	Total Rights
	(Cost $–)	3,382	0.0

	Total Long-Term Investments
	(Cost $749,087,786)	770,439,539	99.0

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.4%
	Repurchase Agreements: 0.1%
736,784	(2) RBC Dominion Securities Inc., Repurchase Agreement dated 06/30/20, 0.09%, due 07/01/20 (Repurchase Amount $736,786, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $751,520, due 07/31/20-07/01/50)
	(Cost $736,784)	736,784	0.1

See Accompanying Notes to Financial Statements

Voya Russell™ Large Cap Value Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2020 (Unaudited) (CONTINUED)

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.3%
2,150,000	(3) Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.150%
	(Cost $2,150,000)	2,150,000	0.3

	Total Short-Term Investments
	(Cost $2,886,784)	2,886,784	0.4

	Total Investments in Securities (Cost $751,974,570)	$773,326,323	99.4
	Assets in Excess of Other Liabilities	4,449,112	0.6
	Net Assets	$777,775,435	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(3)	Rate shown is the 7-day yield as of June 30, 2020.

See Accompanying Notes to Financial Statements

Voya Russell™ Mid Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS AS OF June 30, 2020 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.8%
		Communication Services: 5.4%
72,267	(1)	Altice USA, Inc.	$ 1,628,898	0.3
1,135		Cable One, Inc.	2,014,455	0.4
16,753	(1)	IAC/InterActiveCorp	5,417,920	0.9
2,149	(1)	Liberty Media Corp. - SiriusXM A	74,184	0.0
4,494	(1)	Liberty Media Corp. - SiriusXM C	154,818	0.0
31,678	(1)	Live Nation Entertainment, Inc.	1,404,286	0.2
12,345	(1),(2)	Match Group, Inc.	1,321,532	0.2
6,526		Nexstar Media Group, Inc.	546,161	0.1
74,491	(1)	Pinterest, Inc.	1,651,465	0.3
22,719	(1)	Roku, Inc.	2,647,445	0.5
158,528		Sirius XM Holdings, Inc.	930,559	0.2
29,251	(1)	Spotify Technology SA	7,552,316	1.3
23,229	(1)	Take-Two Interactive Software, Inc.	3,242,072	0.6
10,251		World Wrestling Entertainment, Inc.	445,406	0.1
1,413	(1)	Zillow Group, Inc. - Class A	81,219	0.0
3,329	(1),(2)	Zillow Group, Inc. - Class C	191,784	0.0
163,057	(1)	Zynga, Inc. - Class A	1,555,564	0.3
			30,860,084	5.4

		Consumer Discretionary: 10.7%
3,083	(1)	Autozone, Inc.	3,477,994	0.6
9,230		Best Buy Co., Inc.	805,502	0.1
8,938	(1)	Bright Horizons Family Solutions, Inc.	1,047,534	0.2
12,976	(1)	Burlington Stores, Inc.	2,555,364	0.4
2,725	(1)	Carmax, Inc.	244,024	0.0
12,207	(1),(2)	Carvana Co.	1,467,281	0.3
27,039	(1)	Chegg, Inc.	1,818,643	0.3
6,223	(1)	Chipotle Mexican Grill, Inc.	6,548,836	1.1
25,064	(1)	Dollar Tree, Inc.	2,322,931	0.4
8,702		Domino's Pizza, Inc.	3,214,867	0.6
15,598		Dunkin Brands Group, Inc.	1,017,458	0.2
26,362	(1)	Etsy, Inc.	2,800,435	0.5
3,382		Expedia Group, Inc.	278,000	0.1
12,192	(1)	Five Below, Inc.	1,303,447	0.2
18,137	(1)	Floor & Decor Holdings, Inc.	1,045,598	0.2
3,211	(1)	frontdoor, Inc.	142,344	0.0
1,971	(1)	GrubHub, Inc.	138,561	0.0
30,289		H&R Block, Inc.	432,527	0.1
25,387	(1)	Lululemon Athletica, Inc.	7,920,998	1.4
45,593	(1)	Mattel, Inc.	440,884	0.1
76	(1)	NVR, Inc.	247,665	0.0
10,498	(1)	Ollie's Bargain Outlet Holdings, Inc.	1,025,130	0.2
16,356	(1)	O'Reilly Automotive, Inc.	6,896,834	1.2
5,306	(1)	Peloton Interactive, Inc.	306,528	0.1
10,167	(1)	Planet Fitness, Inc.	615,815	0.1
1,336		Polaris, Inc.	123,647	0.0
8,659		Pool Corp.	2,354,122	0.4
7,825	(1)	Tempur Sealy International, Inc.	563,009	0.1
25,817		Tractor Supply Co.	3,402,422	0.6
11,187	(1)	Ulta Beauty, Inc.	2,275,660	0.4
714		Vail Resorts, Inc.	130,055	0.0
4,232		VF Corp.	257,898	0.0
13,407	(1),(2)	Wayfair, Inc.	2,649,357	0.5
40,042		Wendy's Company	872,115	0.2
2,796		Williams-Sonoma, Inc.	229,300	0.0
5,400		Wynn Resorts Ltd.	402,246	0.1
5,556		Yum China Holdings, Inc.	267,077	0.0
			61,642,108	10.7

		Consumer Staples: 4.2%
9,183	(1)	Beyond Meat, Inc.	1,230,338	0.2
1,936	(1)	Boston Beer Co., Inc.	1,038,954	0.2
8,585		Brown-Forman Corp. - Class A	494,238	0.1
34,375		Brown-Forman Corp. - Class B	2,188,313	0.4
19,524		Campbell Soup Co.	968,976	0.2
54,925		Church & Dwight Co., Inc.	4,245,703	0.7
19,985		Clorox Co.	4,384,109	0.8
10,995		Energizer Holdings, Inc.	522,153	0.1
8,293	(1)	Grocery Outlet Holding Corp.	338,354	0.0
3,034	(1)	Herbalife Nutrition Ltd.	136,469	0.0
25,445		Hershey Co.	3,298,181	0.6
19,009		Kellogg Co.	1,255,735	0.2
7,463		Lamb Weston Holdings, Inc.	477,110	0.1
15,487		McCormick & Co., Inc.	2,778,523	0.5
3,687	(1)	Pilgrim's Pride Corp.	62,273	0.0
2,976		Reynolds Consumer Products, Inc.	103,386	0.0
22,188	(1)	Sprouts Farmers Market, Inc.	567,791	0.1
			24,090,606	4.2

		Energy: 0.4%
51,682	(1)	Cheniere Energy, Inc.	2,497,274	0.4
8,383		Equitrans Midstream Corp.	69,663	0.0
			2,566,937	0.4

		Financials: 3.8%
289		Alleghany Corp.	141,361	0.0
18,896		Apollo Global Management, Inc.	943,288	0.2
21,903		Ares Management Corp.	869,549	0.2
1,648		Axis Capital Holdings Ltd.	66,843	0.0
2,790		Brown & Brown, Inc.	113,720	0.0
2,444		Carlyle Group, Inc./The	68,188	0.0
5,330		Cboe Global Markets, Inc.	497,182	0.1
149	(1),(2)	Credit Acceptance Corp.	62,433	0.0
3,210		Erie Indemnity Co.	615,999	0.1
8,294		Factset Research Systems, Inc.	2,724,330	0.5
1,673	(1),(2)	LendingTree, Inc.	484,384	0.1
5,333		Lincoln National Corp.	196,201	0.0
1,385		LPL Financial Holdings, Inc.	108,584	0.0

See Accompanying Notes to Financial Statements

Voya Russell™ Mid Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS AS OF June 30, 2020 (Unaudited) (CONTINUED)

8,237		MarketAxess Holdings, Inc.	4,126,078	0.7
4,052		Morningstar, Inc.	571,210	0.1
18,494		MSCI, Inc. - Class A	6,173,667	1.1
5,543		Primerica, Inc.	646,314	0.1
3,694		RenaissanceRe Holdings Ltd.	631,785	0.1
19,305		SLM Corp.	135,714	0.0
12,841		T. Rowe Price Group, Inc.	1,585,864	0.3
15,583		Tradeweb Markets, Inc.	905,996	0.2
12,465		Virtu Financial, Inc.	294,174	0.0
			21,962,864	3.8

		Health Care: 22.8%
12,151	(1),(2)	10X Genomics, Inc.	1,085,206	0.2
9,889	(1)	Abiomed, Inc.	2,388,787	0.4
24,424	(1)	Acadia Pharmaceuticals, Inc.	1,183,831	0.2
9,640	(1)	Acceleron Pharma, Inc.	918,403	0.2
15,884	(1)	Adaptive Biotechnologies Corp.	768,468	0.1
5,945		Agilent Technologies, Inc.	525,360	0.1
1,317	(1)	Agios Pharmaceuticals, Inc.	70,433	0.0
7,319	(1)	Alexion Pharmaceuticals, Inc.	821,485	0.1
17,442	(1)	Align Technology, Inc.	4,786,782	0.8
25,527	(1)	Alnylam Pharmaceuticals, Inc.	3,780,804	0.7
7,056	(1)	Amedisys, Inc.	1,400,898	0.2
15,625		AmerisourceBergen Corp.	1,574,531	0.3
91,988	(1)	Avantor, Inc.	1,563,796	0.3
36,592	(1)	BioMarin Pharmaceutical, Inc.	4,513,257	0.8
7,974		Bio-Techne Corp.	2,105,694	0.4
6,465	(1)	Bluebird Bio, Inc.	394,624	0.1
9,799		Bruker Corp.	398,623	0.1
65,345		Cardinal Health, Inc.	3,410,356	0.6
67,984		Cerner Corp.	4,660,303	0.8
39,780	(1)	Change Healthcare, Inc.	445,536	0.1
9,666	(1)	Charles River Laboratories International, Inc.	1,685,267	0.3
3,461		Chemed Corp.	1,561,153	0.3
1,316		Cooper Cos., Inc.	373,270	0.1
3,092	(1)	DaVita, Inc.	244,701	0.0
9,834		Encompass Health Corp.	609,020	0.1
28,853	(1)	Exact Sciences Corp.	2,508,480	0.4
24,628	(1)	Exelixis, Inc.	584,669	0.1
13,071	(1)	Global Blood Therapeutics, Inc.	825,172	0.1
16,587	(1)	Guardant Health, Inc.	1,345,703	0.2
10,378	(1)	Haemonetics Corp.	929,454	0.2
1,742		Hill-Rom Holdings, Inc.	191,237	0.0
39,981	(1)	Hologic, Inc.	2,278,917	0.4
37,987	(1)	Horizon Therapeutics Plc	2,111,317	0.4
1,168	(1)	ICU Medical, Inc.	215,274	0.0
18,797	(1)	Idexx Laboratories, Inc.	6,206,018	1.1
45,997	(1)	Immunomedics, Inc.	1,630,134	0.3
40,681	(1)	Incyte Corp., Ltd.	4,229,604	0.7
14,078	(1)	Insulet Corp.	2,734,792	0.5
14,353	(1)	Ionis Pharmaceuticals, Inc.	846,253	0.2
30,208	(1)	Iovance Biotherapeutics, Inc.	829,210	0.1
16,101	(1)	IQVIA Holdings, Inc.	2,284,410	0.4
1,191	(1)	Laboratory Corp. of America Holdings	197,837	0.0
12,033	(1),(2)	Livongo Health, Inc.	904,761	0.2
10,749	(1)	Masimo Corp.	2,450,665	0.4
26,898		McKesson Corp.	4,126,691	0.7
4,954	(1)	Mettler Toledo International, Inc.	3,990,695	0.7
60,012	(1),(2)	Moderna, Inc.	3,853,371	0.7
8,821	(1)	Molina Healthcare, Inc.	1,569,962	0.3
20,544	(1)	Neurocrine Biosciences, Inc.	2,506,368	0.4
22,198	(1)	Novocure Ltd.	1,316,341	0.2
7,149	(1)	Penumbra, Inc.	1,278,384	0.2
4,823		PerkinElmer, Inc.	473,088	0.1
11,683	(1)	PPD, Inc.	313,104	0.1
12,001	(1)	PRA Health Sciences, Inc.	1,167,577	0.2
8,299	(1)	Quidel Corp.	1,856,818	0.3
4,738	(1)	Reata Pharmaceuticals, Inc.	739,223	0.1
11,663	(1)	Repligen Corp.	1,441,663	0.3
32,026		Resmed, Inc.	6,148,992	1.1
845	(1)	Sage Therapeutics, Inc.	35,135	0.0
16,623	(1)	Sarepta Therapeutics, Inc.	2,665,332	0.5
27,182	(1)	Seattle Genetics, Inc.	4,618,765	0.8
995		STERIS Public Ltd. Co.	152,673	0.0
1,495	(1)	Syneos Health, Inc.	87,084	0.0
11,637	(1)	Tandem Diabetes Care, Inc.	1,151,132	0.2
14,912	(1)	Teladoc Health, Inc.	2,845,806	0.5
6,526		Teleflex, Inc.	2,375,333	0.4
2,554	(1)	Varian Medical Systems, Inc.	312,916	0.1
29,847	(1)	Veeva Systems, Inc.	6,996,734	1.2
1,011	(1)	Waters Corp.	182,384	0.0
16,394		West Pharmaceutical Services, Inc.	3,724,225	0.7
			130,504,291	22.8

		Industrials: 11.9%
13,376		Allegion Public Ltd.	1,367,295	0.2
16,302		Allison Transmission Holdings, Inc.	599,588	0.1
3,937		Armstrong World Industries, Inc.	306,928	0.1
13,827	(1)	Axon Enterprise, Inc.	1,356,843	0.2
13,617		BWX Technologies, Inc.	771,267	0.1
69,658		Carrier Global Corp.	1,547,801	0.3
4,647		CH Robinson Worldwide, Inc.	367,392	0.1
17,472		Cintas Corp.	4,653,842	0.8
45,383	(1)	Copart, Inc.	3,779,042	0.7
902		CoreLogic, Inc.	60,632	0.0
8,593	(1)	CoStar Group, Inc.	6,106,787	1.1
2,920		Donaldson Co., Inc.	135,838	0.0
20,052		Equifax, Inc.	3,446,538	0.6
22,728		Expeditors International Washington, Inc.	1,728,237	0.3
103,754		Fastenal Co.	4,444,821	0.8
12,446	(1)	Generac Holdings, Inc.	1,517,541	0.3
18,439		Graco, Inc.	884,888	0.2
13,964		Heico Corp. - Class A - HEI.A	1,134,435	0.2
8,021		Heico Corp. - HEI	799,293	0.1
840		Huntington Ingalls Industries, Inc.	146,572	0.0
7,136	(1)	IAA, Inc.	275,235	0.1
48,340		IHS Markit Ltd.	3,649,670	0.6

See Accompanying Notes to Financial Statements

Voya Russell™ Mid Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS AS OF June 30, 2020 (Unaudited) (CONTINUED)

5,057		JB Hunt Transport Services, Inc.	608,559	0.1
6,916		Landstar System, Inc.	776,736	0.1
5,428		Lincoln Electric Holdings, Inc.	457,255	0.1
9,925	(1)	Mercury Systems, Inc.	780,700	0.1
1,804		MSA Safety, Inc.	206,450	0.0
10,481		Nordson Corp.	1,988,350	0.3
18,784		Old Dominion Freight Line	3,185,579	0.6
6,168		Quanta Services, Inc.	241,971	0.0
12,588		Rockwell Automation, Inc.	2,681,244	0.5
28,969		Rollins, Inc.	1,227,996	0.2
21,508		Toro Co.	1,426,841	0.3
2,591		TransDigm Group, Inc.	1,145,352	0.2
38,662		TransUnion	3,365,140	0.6
12,914	(1)	Trex Co., Inc.	1,679,724	0.3
35,434		Verisk Analytics, Inc.	6,030,867	1.1
44,503	(1)	Vertiv Holdings Co.	603,461	0.1
11,562	(1),(2)	Virgin Galactic Holdings, Inc.	188,923	0.0
7,299		WW Grainger, Inc.	2,293,054	0.4
1,014	(1)	XPO Logistics, Inc.	78,331	0.0
			68,047,018	11.9

		Information Technology: 36.8%
4,462	(1)	2U, Inc.	169,378	0.0
29,432	(1)	Akamai Technologies, Inc.	3,151,873	0.6
11,763	(1)	Alteryx, Inc.	1,932,426	0.3
38,255		Amphenol Corp.	3,665,212	0.6
29,106	(1)	Anaplan, Inc.	1,318,793	0.2
19,141	(1)	ANSYS, Inc.	5,584,004	1.0
10,776	(1)	Arista Networks, Inc.	2,263,283	0.4
14,070	(1)	Aspen Technology, Inc.	1,457,793	0.3
17,179	(1)	Avalara, Inc.	2,286,353	0.4
3,590	(1)	Bill.com Holdings, Inc.	323,854	0.1
32,260	(1)	Black Knight, Inc.	2,340,786	0.4
30,736		Booz Allen Hamilton Holding Corp.	2,390,953	0.4
25,561		Broadridge Financial Solutions, Inc. ADR	3,225,543	0.6
893	(1)	CACI International, Inc.	193,674	0.0
61,603	(1)	Cadence Design Systems, Inc.	5,911,424	1.0
3,454		CDK Global, Inc.	143,065	0.0
31,692		CDW Corp.	3,681,977	0.6
16,663	(1)	Ceridian HCM Holding, Inc.	1,320,876	0.2
7,488		Citrix Systems, Inc.	1,107,550	0.2
24,351	(1),(2)	Cloudflare, Inc.	875,418	0.2
36,791		Cognex Corp.	2,197,159	0.4
4,450	(1)	Coherent, Inc.	582,861	0.1
2,675	(1)	CommScope Holding Co., Inc.	22,283	0.0
14,836	(1)	Coupa Software, Inc.	4,110,165	0.7
18,702	(1)	Crowdstrike Holdings, Inc.	1,875,624	0.3
34,054	(1)	Datadog, Inc.	2,960,995	0.5
39,392	(1)	DocuSign, Inc.	6,783,696	1.2
1,660		Dolby Laboratories, Inc.	109,344	0.0
54,811	(1)	Dropbox, Inc.	1,193,235	0.2
33,916	(1)	Dynatrace, Inc.	1,376,990	0.2
12,206	(1)	Elastic NV	1,125,515	0.2
23,596	(1)	Enphase Energy, Inc.	1,122,462	0.2
28,005		Entegris, Inc.	1,653,695	0.3
11,871	(1)	EPAM Systems, Inc.	2,991,611	0.5
7,659	(1)	Everbridge, Inc.	1,059,699	0.2
6,250	(1)	Fair Isaac Corp.	2,612,750	0.5
16,270	(1),(2)	Fastly, Inc.	1,385,065	0.2
11,061	(1)	FireEye, Inc.	134,668	0.0
13,784	(1)	Five9, Inc.	1,525,475	0.3
18,423	(1)	FleetCor Technologies, Inc.	4,633,937	0.8
29,702	(1)	Fortinet, Inc.	4,077,194	0.7
19,328	(1)	Gartner, Inc.	2,345,066	0.4
16,297		Genpact Ltd.	595,166	0.1
8,077	(1)	Globant SA	1,210,338	0.2
36,977	(1)	GoDaddy, Inc.	2,711,523	0.5
3,524	(1)	Guidewire Software, Inc.	390,635	0.1
9,243	(1)	HubSpot, Inc.	2,073,667	0.4
10,676	(1)	Inphi Corp.	1,254,430	0.2
506	(1)	IPG Photonics Corp.	81,157	0.0
6,237		Jabil, Inc.	200,083	0.0
13,331		Jack Henry & Associates, Inc.	2,453,304	0.4
14,042	(1)	Keysight Technologies, Inc.	1,415,153	0.2
34,688		KLA Corp.	6,746,122	1.2
2,915		Leidos Holdings, Inc.	273,048	0.1
899		LogMeIn, Inc.	76,208	0.0
1,787	(1)	Lumentum Holdings, Inc.	145,515	0.0
12,599	(1)	Manhattan Associates, Inc.	1,186,826	0.2
19,694		Maxim Integrated Products	1,193,653	0.2
18,288	(1)	Medallia, Inc.	461,589	0.1
39,343		Microchip Technology, Inc.	4,143,211	0.7
9,179		MKS Instruments, Inc.	1,039,430	0.2
9,336	(1)	MongoDB, Inc.	2,113,110	0.4
9,721		Monolithic Power Systems, Inc.	2,303,877	0.4
3,876		Motorola Solutions, Inc.	543,144	0.1
26,802		NetApp, Inc.	1,189,205	0.2
11,246	(1)	New Relic, Inc.	774,849	0.1
124,591		NortonLifeLock, Inc.	2,470,640	0.4
39,798	(1)	Nutanix, Inc.	943,412	0.2
25,692	(1)	Okta, Inc.	5,144,309	0.9
15,298	(1)	PagerDuty, Inc.	437,829	0.1
21,840	(1)	Palo Alto Networks, Inc.	5,015,993	0.9
56,646		Paychex, Inc.	4,290,935	0.8
11,006	(1)	Paycom Software, Inc.	3,408,888	0.6
7,728	(1)	Paylocity Holding Corp.	1,127,438	0.2
7,914		Pegasystems, Inc.	800,659	0.1
20,969	(1)	Pluralsight, Inc.	378,490	0.1
12,646	(1)	Proofpoint, Inc.	1,405,224	0.2
23,302	(1)	PTC, Inc.	1,812,663	0.3
30,905	(1)	Pure Storage, Inc. - Class A	535,584	0.1
17,145	(1)	RealPage, Inc.	1,114,596	0.2
17,070	(1)	RingCentral, Inc.	4,865,121	0.9
1,671		Science Applications International Corp.	129,803	0.0
83,756	(1),(2)	Slack Technologies, Inc.	2,603,974	0.5
24,668	(1)	Smartsheet, Inc.	1,256,095	0.2
10,912	(1)	SolarEdge Technologies, Inc.	1,514,367	0.3
35,523	(1)	Splunk, Inc.	7,058,420	1.2
10,489		SS&C Technologies Holdings, Inc.	592,419	0.1
34,663	(1)	StoneCo Ltd.	1,343,538	0.2
19,715		Switch, Inc.	351,321	0.1
31,041	(1)	Synopsys, Inc.	6,052,995	1.1
18,795	(1)	Teradata Corp.	390,936	0.1

See Accompanying Notes to Financial Statements

Voya Russell™ Mid Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS AS OF June 30, 2020 (Unaudited) (CONTINUED)

36,949		Teradyne, Inc.	3,122,560	0.5
9,046	(1)	Trade Desk, Inc./The	3,677,199	0.6
23,881	(1)	Twilio, Inc.	5,239,969	0.9
8,752	(1)	Tyler Technologies, Inc.	3,035,894	0.5
1,552		Ubiquiti, Inc.	270,917	0.1
9,587		Universal Display Corp.	1,434,407	0.3
13,545	(1)	VeriSign, Inc.	2,801,512	0.5
17,766		Western Union Co.	384,101	0.1
831	(1)	WEX, Inc.	137,123	0.0
54,580		Xilinx, Inc.	5,370,126	0.9
10,715	(1)	Zebra Technologies Corp.	2,742,504	0.5
25,243	(1)	Zendesk, Inc.	2,234,763	0.4
15,705	(1)	Zscaler, Inc.	1,719,698	0.3
			211,015,389	36.8

		Materials: 2.2%
53,764		Amcor PLC	548,930	0.1
7,659		Avery Dennison Corp.	873,815	0.2
66,723		Ball Corp.	4,636,581	0.8
10,083	(1)	Berry Global Group, Inc.	446,879	0.1
2,982	(1)	Crown Holdings, Inc.	194,218	0.0
5,698		FMC Corp.	567,635	0.1
13,531		Graphic Packaging Holding Co.	189,299	0.0
1,274		NewMarket Corp.	510,212	0.1
10,482		Royal Gold, Inc.	1,303,122	0.2
23,869		RPM International, Inc.	1,791,607	0.3
8,478		Scotts Miracle-Gro Co.	1,140,037	0.2
4,493		WR Grace & Co.	228,289	0.1
			12,430,624	2.2

		Real Estate: 1.5%
4,427		Americold Realty Trust	160,700	0.0
11,345	(2)	Brookfield Property REIT, Inc.	112,996	0.0
6,049		Coresite Realty Corp.	732,292	0.1
15,922		Equity Lifestyle Properties, Inc.	994,807	0.2
19,828		Extra Space Storage, Inc.	1,831,512	0.3
37,428		Iron Mountain, Inc.	976,871	0.2
53,503		Simon Property Group, Inc.	3,658,535	0.7
			8,467,713	1.5

		Utilities: 0.1%
18,848		NRG Energy, Inc.	613,691	0.1

	Total Common Stock
	(Cost $421,736,551)		572,201,325	99.8

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.8%
		Repurchase Agreements: 2.2%
2,772,826	(3)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/30/20, 0.10%, due 07/01/20 (Repurchase Amount $2,772,834, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $2,828,282, due 08/01/20-02/20/70)	2,772,826	0.5
1,583,398	(3)	Citadel Securities LLC, Repurchase Agreement dated 06/30/20, 0.15%, due 07/01/20 (Repurchase Amount $1,583,405, collateralized by various U.S. Government Securities, 0.000%-7.625%, Market Value plus accrued interest $1,615,073, due 07/31/20-11/15/49)	1,583,398	0.3
2,849,498	(3)	Citigroup, Inc., Repurchase Agreement dated 06/30/20, 0.09%, due 07/01/20 (Repurchase Amount $2,849,505, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.500%-7.500%, Market Value plus accrued interest $2,906,488, due 07/31/21-05/20/70)	2,849,498	0.5
2,378,198	(3)	RBC Dominion Securities Inc., Repurchase Agreement dated 06/30/20, 0.09%, due 07/01/20 (Repurchase Amount $2,378,204, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $2,425,762, due 07/31/20-07/01/50)	2,378,198	0.4

See Accompanying Notes to Financial Statements

Voya Russell™ Mid Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS AS OF June 30, 2020 (Unaudited) (CONTINUED)

2,658,800	(3) State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/20, 0.24%, due 07/01/20 (Repurchase Amount $2,658,817, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $2,718,139, due 01/15/22-02/15/47)	2,658,800	0.5

	Total Repurchase Agreements
	(Cost $12,242,720)	12,242,720	2.2

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.6%
3,621,000	(4) Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.150%
	(Cost $3,621,000)	3,621,000	0.6

	Total Short-Term Investments
	(Cost $15,863,720)	15,863,720	2.8

	Total Investments in Securities (Cost $437,600,271)	$ 588,065,045	102.6
	Liabilities in Excess of Other Assets	(14,776,549)	(2.6)
	Net Assets	$ 573,288,496	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of June 30, 2020.

See Accompanying Notes to Financial Statements

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS AS OF June 30, 2020 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.0%
		Communication Services: 4.3%
52,586	(1)	Altice USA, Inc.	$ 1,185,288	0.1
826		Cable One, Inc.	1,466,026	0.1
177,823		CenturyLink, Inc.	1,783,565	0.2
25,358	(1),(2)	Discovery Communications, Inc. - Class A	535,054	0.1
52,917	(1)	Discovery Communications, Inc. - Class C	1,019,181	0.1
39,933	(1)	Dish Network Corp. - Class A	1,378,088	0.1
55,122	(2)	Fox Corp. - Class A	1,478,372	0.1
26,000		Fox Corp. - Class B	697,840	0.1
16,033	(1)	GCI Liberty, Inc.	1,140,267	0.1
12,200	(1)	IAC/InterActiveCorp	3,945,480	0.3
63,272		Interpublic Group of Cos., Inc.	1,085,747	0.1
7,010		John Wiley & Sons, Inc.	273,390	0.0
4,077	(1),(2)	Liberty Media Corp. - Media A	118,967	0.0
32,207	(1)	Liberty Media Corp. - Media C	1,021,284	0.1
13,483	(1)	Liberty Media Corp. - SiriusXM A	465,433	0.0
28,191	(1)	Liberty Media Corp. - SiriusXM C	971,180	0.1
4,030	(1)	Liberty Broadband Corp. - Series A	492,426	0.0
17,062	(1)	Liberty Broadband Corp. - Series C	2,115,005	0.2
8,763	(1)	Lions Gate Entertainment Corp. - Class A	64,934	0.0
18,796	(1)	Lions Gate Entertainment Corp. - Class B	128,377	0.0
23,051	(1),(2)	Live Nation Entertainment, Inc.	1,021,851	0.1
3,047	(1)	Madison Square Garden Sports Corp.	447,574	0.0
3,080	(1)	Madison Square Garden Entertainment Corp.	231,000	0.0
9,391	(1),(2)	Match Group, Inc.	1,005,307	0.1
26,456		New York Times Co.	1,111,946	0.1
63,087		News Corp - Class A	748,212	0.1
19,888		News Corp - Class B	237,662	0.0
7,109		Nexstar Media Group, Inc.	594,952	0.1
34,563		Omnicom Group	1,887,140	0.2
65,307	(1)	Pinterest, Inc.	1,447,856	0.1
16,532	(1),(2)	Roku, Inc.	1,926,474	0.2
191,620	(2)	Sirius XM Holdings, Inc.	1,124,809	0.1
21,285	(1)	Spotify Technology SA	5,495,574	0.5
18,274	(1)	Take-Two Interactive Software, Inc.	2,550,502	0.2
16,432		Telephone & Data Systems, Inc.	326,668	0.0
16,333		TripAdvisor, Inc.	310,490	0.0
124,903	(1)	Twitter, Inc.	3,720,860	0.3
2,336	(1)	United States Cellular Corp.	72,112	0.0
1,832		ViacomCBS, Inc. - Class A	46,899	0.0
88,200	(2)	ViacomCBS, Inc. - Class B	2,056,824	0.2
7,459	(2)	World Wrestling Entertainment, Inc.	324,094	0.0
9,247	(1),(2)	Zillow Group, Inc. - Class A	531,518	0.0
22,022	(1),(2)	Zillow Group, Inc. - Class C	1,268,687	0.1
144,168	(1)	Zynga, Inc. - Class A	1,375,363	0.1
			51,230,278	4.3

		Consumer Discretionary: 11.0%
10,823		Advance Auto Parts, Inc.	1,541,736	0.1
43,550	(1)	Aptiv PLC	3,393,416	0.3
37,092		Aramark	837,166	0.1
9,557	(1),(2)	Autonation, Inc.	359,152	0.0
3,796	(1)	Autozone, Inc.	4,282,343	0.4
37,106		Best Buy Co., Inc.	3,238,241	0.3
33,634	(2)	BorgWarner, Inc.	1,187,280	0.1
9,371	(1)	Bright Horizons Family Solutions, Inc.	1,098,281	0.1
12,816		Brunswick Corp.	820,352	0.1
10,561	(1)	Burlington Stores, Inc.	2,079,778	0.2
94,495	(1)	Caesars Entertainment Corp.	1,146,224	0.1
23,059	(1),(2)	Capri Holdings Ltd.	360,412	0.0
26,439	(1),(2)	Carmax, Inc.	2,367,612	0.2
76,489	(2)	Carnival Corp.	1,255,949	0.1
6,960		Carter's, Inc.	561,672	0.0
8,883	(1),(2)	Carvana Co.	1,067,737	0.1
19,675	(1)	Chegg, Inc.	1,323,340	0.1
4,528	(1)	Chipotle Mexican Grill, Inc.	4,765,086	0.4
5,652		Choice Hotels International, Inc.	445,943	0.0
4,679	(2)	Columbia Sportswear Co.	377,034	0.0
21,139		Darden Restaurants, Inc.	1,601,702	0.1
10,087	(2)	Dick's Sporting Goods, Inc.	416,190	0.0
38,156	(1)	Dollar Tree, Inc.	3,536,298	0.3
6,332		Domino's Pizza, Inc.	2,339,294	0.2
53,738		D.R. Horton, Inc.	2,979,772	0.3
13,322		Dunkin Brands Group, Inc.	868,994	0.1
19,183	(1)	Etsy, Inc.	2,037,810	0.2
22,008		Expedia Group, Inc.	1,809,058	0.2
28,752		Extended Stay America, Inc.	321,735	0.0
8,872	(1)	Five Below, Inc.	948,505	0.1
13,198	(1)	Floor & Decor Holdings, Inc.	760,865	0.1
16,812		Foot Locker, Inc.	490,238	0.0
634,147		Ford Motor Co.	3,855,614	0.3
13,925	(1)	frontdoor, Inc.	617,295	0.1
29,660	(2)	Gap, Inc.	374,309	0.0
24,310		Garmin Ltd.	2,370,225	0.2
39,861		Gentex Corp.	1,027,218	0.1
22,837		Genuine Parts Co.	1,985,905	0.2
671		Graham Holdings Co.	229,932	0.0
7,579	(1)	Grand Canyon Education, Inc.	686,127	0.1
14,964	(1),(2)	GrubHub, Inc.	1,051,969	0.1

See Accompanying Notes to Financial Statements

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS AS OF June 30, 2020 (Unaudited) (CONTINUED)

31,352		H&R Block, Inc.	447,707	0.0
56,340	(2)	Hanesbrands, Inc.	636,079	0.1
24,852	(2)	Harley-Davidson, Inc.	590,732	0.1
20,707		Hasbro, Inc.	1,551,990	0.1
44,380		Hilton Worldwide Holdings, Inc.	3,259,711	0.3
5,679	(2)	Hyatt Hotels Corp.	285,597	0.0
25,169		Kohl's Corp.	522,760	0.0
37,395		L Brands, Inc.	559,803	0.0
9,736		Lear Corp.	1,061,419	0.1
21,498	(2)	Leggett & Platt, Inc.	755,655	0.1
43,991		Lennar Corp. - Class A	2,710,725	0.2
2,575		Lennar Corp. - Class B	118,682	0.0
49,217	(1)	LKQ Corp.	1,289,485	0.1
18,473	(1)	Lululemon Athletica, Inc.	5,763,761	0.5
56,307	(1),(2)	Mattel, Inc.	544,489	0.0
76,501	(2)	MGM Resorts International	1,285,217	0.1
9,439	(1),(2)	Mohawk Industries, Inc.	960,513	0.1
62,284		Newell Brands, Inc.	989,070	0.1
17,743	(2)	Nordstrom, Inc.	274,839	0.0
41,594	(1),(2)	Norwegian Cruise Line Holdings Ltd.	683,389	0.1
544	(1)	NVR, Inc.	1,772,760	0.1
8,634	(1),(2)	Ollie's Bargain Outlet Holdings, Inc.	843,110	0.1
11,901	(1)	O'Reilly Automotive, Inc.	5,018,295	0.4
15,890	(1)	Peloton Interactive, Inc.	917,965	0.1
5,172	(2)	Penske Auto Group, Inc.	200,208	0.0
13,025	(1)	Planet Fitness, Inc.	788,924	0.1
9,434		Polaris, Inc.	873,117	0.1
6,301		Pool Corp.	1,713,053	0.1
43,466		Pulte Group, Inc.	1,479,148	0.1
11,411		PVH Corp.	548,299	0.0
61,865	(1)	Qurate Retail, Inc.	587,717	0.0
7,761		Ralph Lauren Corp.	562,828	0.0
27,806	(2)	Royal Caribbean Cruises Ltd.	1,398,642	0.1
28,259		Service Corp. International	1,098,992	0.1
21,493	(1)	ServiceMaster Global Holdings, Inc.	767,085	0.1
12,404	(2)	Six Flags Entertainment Corp.	238,281	0.0
21,568	(1)	Skechers USA, Inc.	676,804	0.1
44,936		Tapestry, Inc.	596,750	0.1
7,678	(1)	Tempur Sealy International, Inc.	552,432	0.0
8,961	(2)	Thor Industries, Inc.	954,615	0.1
19,685		Tiffany & Co.	2,400,389	0.2
18,813		Toll Brothers, Inc.	613,116	0.1
18,786		Tractor Supply Co.	2,475,807	0.2
8,753	(1)	Ulta Beauty, Inc.	1,780,535	0.1
30,809	(1)	Under Armour, Inc. - Class A	300,080	0.0
30,796	(1),(2)	Under Armour, Inc. - Class C	272,237	0.0
6,492		Vail Resorts, Inc.	1,182,518	0.1
53,099		VF Corp.	3,235,853	0.3
10,697	(1),(2)	Wayfair, Inc.	2,113,834	0.2
29,137	(2)	Wendy's Company	634,604	0.1
9,912	(2)	Whirlpool Corp.	1,283,901	0.1
12,484	(2)	Williams-Sonoma, Inc.	1,023,813	0.1
13,648		Wyndham Destinations, Inc.	384,601	0.0
14,899		Wyndham Hotels & Resorts, Inc.	634,995	0.1
15,908	(2)	Wynn Resorts Ltd.	1,184,987	0.1
58,597		Yum China Holdings, Inc.	2,816,758	0.2
			131,036,485	11.0

		Consumer Staples: 4.3%
90,078		Archer-Daniels-Midland Co.	3,594,112	0.3
8,374	(1),(2)	Beyond Meat, Inc.	1,121,949	0.1
1,409	(1)	Boston Beer Co., Inc.	756,140	0.1
7,403		Brown-Forman Corp. - Class A	426,191	0.0
29,358	(2)	Brown-Forman Corp. - Class B	1,868,930	0.1
22,435		Bunge Ltd.	922,752	0.1
28,528	(2)	Campbell Soup Co.	1,415,845	0.1
6,002		Casey's General Stores, Inc.	897,419	0.1
39,967		Church & Dwight Co., Inc.	3,089,449	0.3
20,511		Clorox Co.	4,499,498	0.4
79,192		Conagra Brands, Inc.	2,785,183	0.2
46,823	(2)	Coty, Inc - Class A	209,299	0.0
10,076	(2)	Energizer Holdings, Inc.	478,509	0.0
31,666		Flowers Foods, Inc.	708,052	0.1
11,146	(1),(2)	Grocery Outlet Holding Corp.	454,757	0.0
13,219	(1),(2)	Hain Celestial Group, Inc.	416,531	0.0
16,315	(1)	Herbalife Nutrition Ltd.	733,849	0.1
23,984		Hershey Co.	3,108,806	0.3
45,367	(2)	Hormel Foods Corp.	2,189,865	0.2
10,956		Ingredion, Inc.	909,348	0.1
17,950	(2)	JM Smucker Co.	1,899,289	0.2
40,803		Kellogg Co.	2,695,446	0.2
125,879		Kroger Co.	4,261,004	0.4
23,714		Lamb Weston Holdings, Inc.	1,516,036	0.1
20,149		McCormick & Co., Inc.	3,614,932	0.3
28,364		Molson Coors Beverage Co.	974,587	0.1
8,336		Nu Skin Enterprises, Inc.	318,685	0.0
8,734	(1)	Pilgrim's Pride Corp.	147,517	0.0
10,354	(1)	Post Holdings, Inc.	907,217	0.1
7,764		Reynolds Consumer Products, Inc.	269,721	0.0
42		Seaboard Corp.	123,220	0.0
6,891		Spectrum Brands Holdings, Inc.	316,297	0.0
19,281	(1)	Sprouts Farmers Market, Inc.	493,401	0.0
9,105	(1),(2)	TreeHouse Foods, Inc.	398,799	0.0
46,742		Tyson Foods, Inc.	2,790,965	0.2
35,806	(1)	US Foods Holding Corp.	706,094	0.1
			52,019,694	4.3

		Energy: 2.9%
46,599	(2)	Antero Midstream Corp.	237,655	0.0
61,687		Apache Corp.	832,775	0.1
106,796		Baker Hughes Co.	1,643,590	0.1
63,710		Cabot Oil & Gas Corp.	1,094,538	0.1
37,607	(1)	Cheniere Energy, Inc.	1,817,170	0.2
16,409		Cimarex Energy Co.	451,083	0.0
31,715		Concho Resources, Inc./Midland TX	1,633,323	0.1
12,149	(2)	Continental Resources, Inc.	212,972	0.0
62,041		Devon Energy Corp.	703,545	0.1
25,601		Diamondback Energy, Inc.	1,070,634	0.1

See Accompanying Notes to Financial Statements

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS AS OF June 30, 2020 (Unaudited) (CONTINUED)

41,715	(2)	EQT Corp.	496,409	0.0
66,303		Equitrans Midstream Corp.	550,978	0.0
142,372		Halliburton Co.	1,847,989	0.2
16,975		Helmerich & Payne, Inc.	331,182	0.0
44,637		Hess Corp.	2,312,643	0.2
24,261		HollyFrontier Corp.	708,421	0.1
128,042		Marathon Oil Corp.	783,617	0.1
105,231		Marathon Petroleum Corp.	3,933,535	0.3
23,839	(2)	Murphy Oil Corp.	328,978	0.0
63,313		National Oilwell Varco, Inc.	775,584	0.1
77,780		Noble Energy, Inc.	696,909	0.1
132,044		Occidental Petroleum Corp.	2,416,405	0.2
71,306		Oneok, Inc.	2,368,785	0.2
48,899		Parsley Energy, Inc. - Class A	522,241	0.0
26,689		Pioneer Natural Resources Co.	2,607,515	0.2
37,550		Targa Resources Corp.	753,629	0.1
197,704		Williams Cos., Inc.	3,760,330	0.3
65,334	(1)	WPX Energy, Inc.	416,831	0.0
			35,309,266	2.9

		Financials: 11.3%
7,619	(2)	Affiliated Managers Group, Inc.	568,073	0.1
92,279		AGNC Investment Corp.	1,190,399	0.1
2,259		Alleghany Corp.	1,104,967	0.1
60,718		Ally Financial, Inc.	1,204,038	0.1
11,981		American Financial Group, Inc.	760,314	0.1
1,213		American National Insurance Co.	87,421	0.0
19,993		Ameriprise Financial, Inc.	2,999,750	0.3
232,637		Annaly Capital Management, Inc.	1,526,099	0.1
27,722	(2)	Apollo Global Management, Inc.	1,383,882	0.1
63,911	(1)	Arch Capital Group Ltd.	1,831,050	0.2
15,938		Ares Management Corp.	632,739	0.1
30,600		Arthur J. Gallagher & Co.	2,983,194	0.3
24,625		Associated Banc-Corp.	336,870	0.0
9,685		Assurant, Inc.	1,000,364	0.1
13,636		Assured Guaranty Ltd.	332,855	0.0
18,771	(1)	Athene Holding Ltd.	585,467	0.1
13,536		Axis Capital Holdings Ltd.	549,020	0.0
6,405	(2)	Bank of Hawaii Corp.	393,331	0.0
19,925	(2)	Bank OZK	467,640	0.0
5,095	(2)	BOK Financial Corp.	287,562	0.0
15,975	(1)	Brighthouse Financial, Inc.	444,425	0.0
38,302		Brown & Brown, Inc.	1,561,190	0.1
18,921	(2)	Carlyle Group, Inc./The	527,896	0.0
17,791		Cboe Global Markets, Inc.	1,659,544	0.1
24,334		Cincinnati Financial Corp.	1,558,106	0.1
69,267		Citizens Financial Group, Inc.	1,748,299	0.1
4,623		CNA Financial Corp.	148,629	0.0
22,610		Comerica, Inc.	861,441	0.1
16,341	(2)	Commerce Bancshares, Inc.	971,799	0.1
1,642	(1),(2)	Credit Acceptance Corp.	688,014	0.1
9,097	(2)	Cullen/Frost Bankers, Inc.	679,637	0.1
49,818		Discover Financial Services	2,495,384	0.2
35,957		E*Trade Financial Corp.	1,788,142	0.2
22,908		East West Bancorp, Inc.	830,186	0.1
17,993		Eaton Vance Corp.	694,530	0.1
66,077		Equitable Holdings, Inc.	1,274,625	0.1
4,039	(2)	Erie Indemnity Co.	775,084	0.1
6,354		Evercore, Inc.	374,378	0.0
6,499		Everest Re Group Ltd.	1,340,094	0.1
6,035		Factset Research Systems, Inc.	1,982,316	0.2
44,667		Fidelity National Financial, Inc.	1,369,490	0.1
115,610		Fifth Third Bancorp	2,228,961	0.2
17,627		First American Financial Corp.	846,449	0.1
1,065		First Citizens BancShares, Inc.	431,346	0.0
21,058		First Hawaiian, Inc.	363,040	0.0
50,490	(2)	First Horizon National Corp.	502,880	0.0
27,683		First Republic Bank	2,934,121	0.2
52,389		FNB Corp.	392,918	0.0
44,026	(2)	Franklin Resources, Inc.	923,225	0.1
17,046		Globe Life, Inc.	1,265,325	0.1
6,152		Hanover Insurance Group, Inc.	623,382	0.1
58,113		Hartford Financial Services Group, Inc.	2,240,256	0.2
164,157		Huntington Bancshares, Inc.	1,483,159	0.1
11,718	(2)	Interactive Brokers Group, Inc.	489,461	0.0
61,271	(2)	Invesco Ltd.	659,276	0.1
36,838		Jefferies Financial Group, Inc.	572,831	0.1
10,032		Kemper Corp.	727,521	0.1
157,905		Keycorp	1,923,283	0.2
86,613	(2)	KKR & Co., Inc.	2,674,609	0.2
16,387		Lazard Ltd.	469,160	0.0
13,508		Legg Mason, Inc.	672,023	0.1
1,265	(1),(2)	LendingTree, Inc.	366,255	0.0
31,299		Lincoln National Corp.	1,151,490	0.1
38,929		Loews Corp.	1,334,875	0.1
12,758		LPL Financial Holdings, Inc.	1,000,227	0.1
20,812		M&T Bank Corp.	2,163,824	0.2
2,197	(1)	Markel Corp.	2,028,204	0.2
5,994		MarketAxess Holdings, Inc.	3,002,514	0.3
4,483		Mercury General Corp.	182,682	0.0
54,873		MGIC Investment Corp.	449,410	0.0
3,514		Morningstar, Inc.	495,369	0.0
13,458		MSCI, Inc. - Class A	4,492,550	0.4
18,601		Nasdaq, Inc.	2,222,261	0.2
67,323	(2)	New Residential Investment Corp.	500,210	0.0
73,082		New York Community Bancorp., Inc.	745,436	0.1
31,224		Northern Trust Corp.	2,477,312	0.2
46,250		Old Republic International Corp.	754,338	0.1
10,693		OneMain Holdings, Inc.	262,406	0.0

See Accompanying Notes to Financial Statements

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS AS OF June 30, 2020 (Unaudited) (CONTINUED)

18,960		PacWest Bancorp	373,702	0.0
68,723	(2)	People's United Financial, Inc.	795,125	0.1
12,003		Pinnacle Financial Partners, Inc.	504,006	0.0
14,103		Popular, Inc.	524,209	0.0
6,485		Primerica, Inc.	756,151	0.1
44,146		Principal Financial Group, Inc.	1,833,825	0.2
14,505		Prosperity Bancshares, Inc.	861,307	0.1
64,348		Prudential Financial, Inc.	3,918,793	0.3
19,950		Raymond James Financial, Inc.	1,373,159	0.1
156,170		Regions Financial Corp.	1,736,610	0.1
11,007		Reinsurance Group of America, Inc.	863,389	0.1
7,952		RenaissanceRe Holdings Ltd.	1,360,031	0.1
12,266	(2)	Santander Consumer USA Holdings, Inc.	225,817	0.0
18,743		SEI Investments Co.	1,030,490	0.1
8,453		Signature Bank	903,795	0.1
60,813		SLM Corp.	427,515	0.0
44,683		Starwood Property Trust, Inc.	668,458	0.1
57,235		State Street Corp.	3,637,284	0.3
31,406		Sterling Bancorp	368,078	0.0
8,355	(1)	SVB Financial Group	1,800,753	0.2
94,761		Synchrony Financial	2,099,904	0.2
23,759		Synovus Financial Corp.	487,772	0.0
36,787		T. Rowe Price Group, Inc.	4,543,195	0.4
24,514		TCF Financial Corp.	721,202	0.1
42,198		TD Ameritrade Holding Corp.	1,535,163	0.1
7,979	(2)	TFS Financial Corp.	114,179	0.0
13,340		Tradeweb Markets, Inc.	775,588	0.1
36,134		Umpqua Holdings Corp.	384,466	0.0
33,272	(2)	Unum Group	551,982	0.0
10,157		Virtu Financial, Inc.	239,705	0.0
20,419	(3)	Voya Financial, Inc.	952,546	0.1
14,544		Webster Financial Corp.	416,104	0.0
15,588		Western Alliance Bancorp.	590,318	0.1
490		White Mountains Insurance Group Ltd.	435,105	0.0
20,919		Willis Towers Watson PLC	4,119,997	0.3
9,276		Wintrust Financial Corp.	404,619	0.0
22,628		WR Berkley Corp.	1,296,358	0.1
26,236		Zions Bancorp NA	892,024	0.1
			134,573,557	11.3

		Health Care: 12.9%
8,842	(1),(2)	10X Genomics, Inc.	789,679	0.1
7,196	(1)	Abiomed, Inc.	1,738,266	0.1
14,251	(1),(2)	Acadia Healthcare Co., Inc.	357,985	0.0
17,773	(1),(2)	Acadia Pharmaceuticals, Inc.	861,457	0.1
7,462	(1)	Acceleron Pharma, Inc.	710,905	0.1
11,558	(1)	Adaptive Biotechnologies Corp.	559,176	0.0
50,300		Agilent Technologies, Inc.	4,445,011	0.4
9,854	(1),(2)	Agios Pharmaceuticals, Inc.	526,992	0.0
34,586	(1)	Alexion Pharmaceuticals, Inc.	3,881,933	0.3
12,692	(1)	Align Technology, Inc.	3,483,192	0.3
25,582	(1)	Alkermes PLC	496,419	0.0
18,575	(1)	Alnylam Pharmaceuticals, Inc.	2,751,143	0.2
5,135	(1)	Amedisys, Inc.	1,019,503	0.1
23,687		AmerisourceBergen Corp.	2,386,939	0.2
66,936	(1)	Avantor, Inc.	1,137,912	0.1
29,341	(1)	BioMarin Pharmaceutical, Inc.	3,618,919	0.3
3,431	(1)	Bio-Rad Laboratories, Inc.	1,549,062	0.1
6,172		Bio-Techne Corp.	1,629,840	0.1
10,526	(1),(2)	Bluebird Bio, Inc.	642,507	0.1
16,757		Bruker Corp.	681,675	0.1
47,549		Cardinal Health, Inc.	2,481,582	0.2
24,953	(1)	Catalent, Inc.	1,829,055	0.2
49,469		Cerner Corp.	3,391,100	0.3
39,383	(1)	Change Healthcare, Inc.	441,090	0.0
7,904	(1)	Charles River Laboratories International, Inc.	1,378,062	0.1
2,519		Chemed Corp.	1,136,245	0.1
7,916		Cooper Cos., Inc.	2,245,294	0.2
13,473	(1)	DaVita, Inc.	1,066,253	0.1
35,530		Dentsply Sirona, Inc.	1,565,452	0.1
65,070	(1)	Elanco Animal Health, Inc.	1,395,752	0.1
15,832		Encompass Health Corp.	980,476	0.1
25,928	(1)	Envista Holdings Corp.	546,822	0.0
24,160	(1)	Exact Sciences Corp.	2,100,470	0.2
48,984	(1)	Exelixis, Inc.	1,162,880	0.1
9,511	(1),(2)	Global Blood Therapeutics, Inc.	600,429	0.1
12,043	(1)	Globus Medical, Inc.	574,572	0.0
12,070	(1)	Guardant Health, Inc.	979,239	0.1
8,094	(1)	Haemonetics Corp.	724,899	0.1
23,169	(1)	Henry Schein, Inc.	1,352,838	0.1
10,832		Hill-Rom Holdings, Inc.	1,189,137	0.1
41,680	(1)	Hologic, Inc.	2,375,760	0.2
29,851	(1)	Horizon Therapeutics Plc	1,659,119	0.1
3,153	(1)	ICU Medical, Inc.	581,129	0.0
13,678	(1)	Idexx Laboratories, Inc.	4,515,928	0.4
33,470	(1)	Immunomedics, Inc.	1,186,177	0.1
29,493	(1)	Incyte Corp., Ltd.	3,066,387	0.3
10,244	(1)	Insulet Corp.	1,989,999	0.2
11,624	(1)	Integra LifeSciences Holdings Corp.	546,212	0.0
21,229	(1),(2)	Ionis Pharmaceuticals, Inc.	1,251,662	0.1
21,981	(1)	Iovance Biotherapeutics, Inc.	603,378	0.1
30,914	(1)	IQVIA Holdings, Inc.	4,386,078	0.4
8,787	(1)	Jazz Pharmaceuticals PLC	969,558	0.1
15,764	(1)	Laboratory Corp. of America Holdings	2,618,558	0.2
8,756	(1),(2)	Livongo Health, Inc.	658,364	0.1
7,822	(1)	Masimo Corp.	1,783,338	0.1
26,272		McKesson Corp.	4,030,650	0.3
3,835	(1)	Mettler Toledo International, Inc.	3,089,284	0.3
43,669	(1),(2)	Moderna, Inc.	2,803,986	0.2
9,551	(1),(2)	Molina Healthcare, Inc.	1,699,887	0.1
83,803	(1)	Mylan NV	1,347,552	0.1
28,156	(1),(2)	Nektar Therapeutics	652,093	0.1
14,949	(1)	Neurocrine Biosciences, Inc.	1,823,778	0.2

See Accompanying Notes to Financial Statements

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS AS OF June 30, 2020 (Unaudited) (CONTINUED)

16,153	(1)	Novocure Ltd.	957,873	0.1
5,159	(1),(2)	Penumbra, Inc.	922,532	0.1
18,098		PerkinElmer, Inc.	1,775,233	0.1
22,199		Perrigo Co. PLC	1,226,939	0.1
10,049	(1),(2)	PPD, Inc.	269,313	0.0
10,302	(1)	PRA Health Sciences, Inc.	1,002,282	0.1
10,094	(1)	Premier, Inc.	346,022	0.0
36,308	(1)	QIAGEN NV	1,554,345	0.1
21,729		Quest Diagnostics, Inc.	2,476,237	0.2
6,039	(1)	Quidel Corp.	1,351,166	0.1
3,852	(1),(2)	Reata Pharmaceuticals, Inc.	600,989	0.1
8,487	(1)	Repligen Corp.	1,049,078	0.1
23,308		Resmed, Inc.	4,475,136	0.4
8,384	(1)	Sage Therapeutics, Inc.	348,607	0.0
12,096	(1)	Sarepta Therapeutics, Inc.	1,939,473	0.2
19,780	(1)	Seattle Genetics, Inc.	3,361,018	0.3
13,663	(2)	STERIS Public Ltd. Co.	2,096,451	0.2
10,165	(1)	Syneos Health, Inc.	592,111	0.0
9,504	(1)	Tandem Diabetes Care, Inc.	940,136	0.1
12,004	(1)	Teladoc Health, Inc.	2,290,843	0.2
7,549		Teleflex, Inc.	2,747,685	0.2
7,085	(1)	United Therapeutics Corp.	857,285	0.1
11,968		Universal Health Services, Inc.	1,111,708	0.1
14,747	(1)	Varian Medical Systems, Inc.	1,806,802	0.2
21,718	(1)	Veeva Systems, Inc.	5,091,134	0.4
9,945	(1)	Waters Corp.	1,794,078	0.2
11,929		West Pharmaceutical Services, Inc.	2,709,911	0.2
33,687		Zimmer Biomet Holdings, Inc.	4,020,880	0.3
			153,764,306	12.9

		Industrials: 14.7%
6,390		Acuity Brands, Inc.	611,779	0.1
18,609		ADT, Inc.	148,500	0.0
24,634	(1)	AECOM	925,746	0.1
10,037		AGCO Corp.	556,652	0.0
17,322	(2)	Air Lease Corp.	507,361	0.0
19,490		Alaska Air Group, Inc.	706,707	0.1
14,974		Allegion Public Ltd.	1,530,642	0.1
18,306		Allison Transmission Holdings, Inc.	673,295	0.1
1,453		AMERCO	439,082	0.0
80,282	(2)	American Airlines Group, Inc.	1,049,286	0.1
37,316		Ametek, Inc.	3,334,931	0.3
21,564		AO Smith Corp.	1,016,096	0.1
7,743		Armstrong World Industries, Inc.	603,644	0.1
10,061	(1)	Axon Enterprise, Inc.	987,286	0.1
15,458		BWX Technologies, Inc.	875,541	0.1
8,779		Carlisle Cos., Inc.	1,050,583	0.1
141,192		Carrier Global Corp.	3,137,286	0.3
21,541		CH Robinson Worldwide, Inc.	1,703,031	0.1
14,350		Cintas Corp.	3,822,266	0.3
8,362	(1)	Clean Harbors, Inc.	501,553	0.0
16,097	(1),(2)	Colfax Corp.	449,106	0.0
5,141		Copa Holdings S.A.- Class A	259,929	0.0
33,004	(1)	Copart, Inc.	2,748,243	0.2
12,866		CoreLogic, Inc.	864,853	0.1
6,253	(1)	CoStar Group, Inc.	4,443,820	0.4
7,907		Crane Co.	470,150	0.0
23,970		Cummins, Inc.	4,153,042	0.3
6,743		Curtiss-Wright Corp.	602,015	0.1
103,652		Delta Air Lines, Inc.	2,907,439	0.2
20,711		Donaldson Co., Inc.	963,476	0.1
23,358		Dover Corp.	2,255,448	0.2
19,665		Equifax, Inc.	3,380,020	0.3
26,979		Expeditors International Washington, Inc.	2,051,483	0.2
93,092		Fastenal Co.	3,988,061	0.3
21,137		Flowserve Corp.	602,827	0.1
48,362		Fortive Corp.	3,272,173	0.3
22,381		Fortune Brands Home & Security, Inc.	1,430,817	0.1
5,934	(1),(2)	FTI Consulting, Inc.	679,740	0.1
7,522	(1)	Gates Industrial Corp. PLC	77,326	0.0
9,930	(1)	Generac Holdings, Inc.	1,210,765	0.1
26,835		Graco, Inc.	1,287,812	0.1
9,861	(2)	GrafTech International Ltd.	78,691	0.0
26,150	(1)	HD Supply Holdings, Inc.	906,098	0.1
12,650		Heico Corp. - Class A - HEI.A	1,027,686	0.1
7,259	(2)	Heico Corp. - HEI	723,359	0.1
13,544	(2)	Hexcel Corp.	612,460	0.1
64,148		Howmet Aerospace, Inc.	1,016,746	0.1
8,779		Hubbell, Inc.	1,100,535	0.1
6,431		Huntington Ingalls Industries, Inc.	1,122,145	0.1
21,776	(1)	IAA, Inc.	839,900	0.1
12,243		IDEX Corp.	1,934,884	0.2
64,541		IHS Markit Ltd.	4,872,846	0.4
56,322	(1)	Ingersoll Rand, Inc.	1,583,775	0.1
14,044		ITT, Inc.	824,945	0.1
20,351		Jacobs Engineering Group, Inc.	1,725,765	0.1
13,629		JB Hunt Transport Services, Inc.	1,640,114	0.1
43,787	(1),(2)	JetBlue Airways Corp.	477,278	0.0
121,108		Johnson Controls International plc	4,134,627	0.3
15,412		Kansas City Southern	2,300,857	0.2
9,738	(1)	Kirby Corp.	521,567	0.0
20,217	(2)	Knight-Swift Transportation Holdings, Inc.	843,251	0.1
6,197		Landstar System, Inc.	695,985	0.1
5,619		Lennox International, Inc.	1,309,171	0.1
9,272		Lincoln Electric Holdings, Inc.	781,073	0.1
38,741	(1),(2)	Lyft, Inc.	1,278,840	0.1
12,040		Macquarie Infrastructure Co. LLC	369,508	0.0
9,408		Manpowergroup, Inc.	646,800	0.1
42,715		Masco Corp.	2,144,720	0.2
8,872	(1)	Mercury Systems, Inc.	697,872	0.1
8,950	(1)	Middleby Corp.	706,513	0.1
5,912	(2)	MSA Safety, Inc.	676,569	0.1
7,162		MSC Industrial Direct Co.	521,465	0.0
57,901		Nielsen Holdings PLC	860,409	0.1
9,335		Nordson Corp.	1,770,943	0.1
24,850		nVent Electric PLC	465,441	0.0

See Accompanying Notes to Financial Statements

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS AS OF June 30, 2020 (Unaudited) (CONTINUED)

15,856		Old Dominion Freight Line	2,689,019	0.2
11,004		Oshkosh Corp.	788,106	0.1
66,357		Otis Worldwide Corp.	3,773,059	0.3
17,372		Owens Corning, Inc.	968,663	0.1
55,153		Paccar, Inc.	4,128,202	0.3
20,817		Parker Hannifin Corp.	3,815,132	0.3
26,821		Pentair PLC	1,018,930	0.1
22,219		Quanta Services, Inc.	871,651	0.1
6,579		Regal Beloit Corp.	574,478	0.0
34,126		Republic Services, Inc.	2,800,038	0.2
18,141		Robert Half International, Inc.	958,389	0.1
18,847		Rockwell Automation, Inc.	4,014,411	0.3
24,091		Rollins, Inc.	1,021,217	0.1
8,530		Ryder System, Inc.	319,960	0.0
9,581		Schneider National, Inc.	236,363	0.0
25,074	(1)	Sensata Technologies Holding PLC	933,505	0.1
8,742	(2)	Snap-On, Inc.	1,210,854	0.1
95,821		Southwest Airlines Co.	3,275,162	0.3
16,890		Spirit Aerosystems Holdings, Inc.	404,347	0.0
25,070		Stanley Black & Decker, Inc.	3,494,257	0.3
14,643	(1),(2)	Stericycle, Inc.	819,715	0.1
5,873	(1)	Teledyne Technologies, Inc.	1,826,209	0.2
37,005		Textron, Inc.	1,217,835	0.1
10,290		Timken Co.	468,092	0.0
17,370		Toro Co.	1,152,326	0.1
38,841		Trane Technologies PLC	3,456,072	0.3
8,491		TransDigm Group, Inc.	3,753,447	0.3
30,882		TransUnion	2,687,969	0.2
9,397	(1)	Trex Co., Inc.	1,222,268	0.1
14,748	(2)	Trinity Industries, Inc.	313,985	0.0
47,161	(1),(2)	United Airlines Holdings, Inc.	1,632,242	0.1
11,703	(1),(2)	United Rentals, Inc.	1,744,215	0.1
27,099	(1)	Univar Solutions, Inc.	456,889	0.0
3,404		Valmont Industries, Inc.	386,762	0.0
25,784		Verisk Analytics, Inc.	4,388,437	0.4
32,383	(1),(2)	Vertiv Holdings Co.	439,113	0.0
9,783	(1)	Virgin Galactic Holdings, Inc.	159,854	0.0
5,294	(2)	Watsco, Inc.	940,744	0.1
29,474		Westinghouse Air Brake Technologies Corp.	1,696,818	0.1
9,029		Woodward, Inc.	700,199	0.1
7,235		WW Grainger, Inc.	2,272,948	0.2
14,758	(1),(2)	XPO Logistics, Inc.	1,140,056	0.1
29,073		Xylem, Inc.	1,888,582	0.2
			175,553,170	14.7

		Information Technology: 19.1%
9,959	(1),(2)	2U, Inc.	378,044	0.0
25,985	(1)	Akamai Technologies, Inc.	2,782,734	0.2
7,602		Alliance Data Systems Corp.	343,002	0.0
8,559	(1),(2)	Alteryx, Inc.	1,406,073	0.1
21,554		Amdocs Ltd.	1,312,208	0.1
46,942		Amphenol Corp.	4,497,513	0.4
21,179	(1)	Anaplan, Inc.	959,620	0.1
13,928	(1)	ANSYS, Inc.	4,063,215	0.3
9,540	(1)	Arista Networks, Inc.	2,003,686	0.2
12,671	(1)	Arrow Electronics, Inc.	870,371	0.1
10,985	(1)	Aspen Technology, Inc.	1,138,156	0.1
12,501	(1),(2)	Avalara, Inc.	1,663,758	0.1
15,927		Avnet, Inc.	444,124	0.0
2,612	(1)	Bill.com Holdings, Inc.	235,629	0.0
23,474	(1)	Black Knight, Inc.	1,703,273	0.1
22,376		Booz Allen Hamilton Holding Corp.	1,740,629	0.1
18,600		Broadridge Financial Solutions, Inc. ADR	2,347,134	0.2
4,032	(1)	CACI International, Inc.	874,460	0.1
44,826	(1)	Cadence Design Systems, Inc.	4,301,503	0.4
19,791		CDK Global, Inc.	819,743	0.1
23,061		CDW Corp.	2,679,227	0.2
17,248	(1)	Ceridian HCM Holding, Inc.	1,367,249	0.1
24,837	(1)	Ciena Corp.	1,345,172	0.1
9,491	(1)	Cirrus Logic, Inc.	586,354	0.0
20,034		Citrix Systems, Inc.	2,963,229	0.2
17,719	(1),(2)	Cloudflare, Inc.	636,998	0.1
26,772		Cognex Corp.	1,598,824	0.1
3,937	(1)	Coherent, Inc.	515,668	0.0
31,323	(1),(2)	CommScope Holding Co., Inc.	260,921	0.0
121,907		Corning, Inc.	3,157,391	0.3
10,796	(1),(2)	Coupa Software, Inc.	2,990,924	0.2
17,660	(1),(2)	Cree, Inc.	1,045,295	0.1
18,745	(1)	Crowdstrike Holdings, Inc.	1,879,936	0.2
24,780	(1)	Datadog, Inc.	2,154,621	0.2
28,664	(1)	DocuSign, Inc.	4,936,227	0.4
10,303		Dolby Laboratories, Inc.	678,659	0.1
39,884	(1)	Dropbox, Inc.	868,275	0.1
41,204		DXC Technology Co.	679,866	0.1
24,679	(1)	Dynatrace, Inc.	1,001,967	0.1
7,812	(1)	EchoStar Corp.	218,424	0.0
8,871	(1)	Elastic NV	817,995	0.1
17,170	(1),(2)	Enphase Energy, Inc.	816,777	0.1
21,772		Entegris, Inc.	1,285,637	0.1
8,638	(1)	EPAM Systems, Inc.	2,176,862	0.2
8,201	(1)	Euronet Worldwide, Inc.	785,820	0.1
5,573	(1)	Everbridge, Inc.	771,080	0.1
9,905	(1)	F5 Networks, Inc.	1,381,549	0.1
4,548	(1)	Fair Isaac Corp.	1,901,246	0.2
11,839	(1),(2)	Fastly, Inc.	1,007,854	0.1
35,615	(1),(2)	FireEye, Inc.	433,613	0.0
13,514	(1),(2)	First Solar, Inc.	668,943	0.1
10,030	(1)	Five9, Inc.	1,110,020	0.1
13,406	(1)	FleetCor Technologies, Inc.	3,372,011	0.3
21,194		Flir Systems, Inc.	859,841	0.1
21,613	(1)	Fortinet, Inc.	2,966,817	0.2
14,064	(1)	Gartner, Inc.	1,706,385	0.1
30,485		Genpact Ltd.	1,113,312	0.1
5,878	(1)	Globant SA	880,818	0.1
26,907	(1)	GoDaddy, Inc.	1,973,090	0.2
13,497	(1),(2)	Guidewire Software, Inc.	1,496,142	0.1
209,697		Hewlett Packard Enterprise Co.	2,040,352	0.2
232,725		HP, Inc.	4,056,397	0.3
6,714	(1),(2)	HubSpot, Inc.	1,506,286	0.1
7,769	(1)	Inphi Corp.	912,857	0.1
5,756	(1),(2)	IPG Photonics Corp.	923,205	0.1
23,886		Jabil, Inc.	766,263	0.1
12,389		Jack Henry & Associates, Inc.	2,279,948	0.2
53,424		Juniper Networks, Inc.	1,221,273	0.1
30,410	(1)	Keysight Technologies, Inc.	3,064,720	0.3
25,241		KLA Corp.	4,908,870	0.4
21,868		Leidos Holdings, Inc.	2,048,376	0.2

See Accompanying Notes to Financial Statements

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS AS OF June 30, 2020 (Unaudited) (CONTINUED)

3,826		Littelfuse, Inc.	652,830	0.1
7,886		LogMeIn, Inc.	668,496	0.1
12,156	(1)	Lumentum Holdings, Inc.	989,863	0.1
10,278	(1)	Manhattan Associates, Inc.	968,188	0.1
107,178		Marvell Technology Group Ltd.	3,757,661	0.3
43,165		Maxim Integrated Products	2,616,231	0.2
13,308	(1),(2)	Medallia, Inc.	335,894	0.0
38,172	(2)	Microchip Technology, Inc.	4,019,893	0.3
8,859		MKS Instruments, Inc.	1,003,193	0.1
6,793	(1),(2)	MongoDB, Inc.	1,537,528	0.1
7,074		Monolithic Power Systems, Inc.	1,676,538	0.1
27,651		Motorola Solutions, Inc.	3,874,735	0.3
20,938		National Instruments Corp.	810,510	0.1
20,901	(1)	NCR Corp.	362,005	0.0
35,982		NetApp, Inc.	1,596,521	0.1
8,183	(1)	New Relic, Inc.	563,809	0.0
90,661		NortonLifeLock, Inc.	1,797,808	0.1
45,686	(1),(2)	Nuance Communications, Inc.	1,156,084	0.1
28,509	(1)	Nutanix, Inc.	675,806	0.1
18,695	(1)	Okta, Inc.	3,743,300	0.3
65,942	(1)	ON Semiconductor Corp.	1,306,970	0.1
11,132	(1),(2)	PagerDuty, Inc.	318,598	0.0
15,892	(1)	Palo Alto Networks, Inc.	3,649,916	0.3
52,176		Paychex, Inc.	3,952,332	0.3
8,009	(1)	Paycom Software, Inc.	2,480,628	0.2
5,623	(1)	Paylocity Holding Corp.	820,339	0.1
6,406		Pegasystems, Inc.	648,095	0.1
15,259	(1),(2)	Pluralsight, Inc.	275,425	0.0
9,134	(1)	Proofpoint, Inc.	1,014,970	0.1
16,956	(1)	PTC, Inc.	1,319,007	0.1
38,624	(1)	Pure Storage, Inc. - Class A	669,354	0.1
18,779	(1)	Qorvo, Inc.	2,075,643	0.2
14,274	(1),(2)	RealPage, Inc.	927,953	0.1
12,421	(1)	RingCentral, Inc.	3,540,109	0.3
45,106	(2)	Sabre Corp.	363,554	0.0
9,427		Science Applications International Corp.	732,289	0.1
27,113		Skyworks Solutions, Inc.	3,466,668	0.3
60,946	(1)	Slack Technologies, Inc.	1,894,811	0.2
17,950	(1),(2)	Smartsheet, Inc.	914,014	0.1
7,940	(1),(2)	SolarEdge Technologies, Inc.	1,101,913	0.1
7,365	(1),(2)	SolarWinds Corp.	130,140	0.0
25,849	(1)	Splunk, Inc.	5,136,196	0.4
36,329		SS&C Technologies Holdings, Inc.	2,051,862	0.2
25,223	(1)	StoneCo Ltd.	977,643	0.1
14,346		Switch, Inc.	255,646	0.0
6,773		SYNNEX Corp.	811,202	0.1
24,340	(1)	Synopsys, Inc.	4,746,300	0.4
17,854	(1)	Teradata Corp.	371,363	0.0
26,887		Teradyne, Inc.	2,272,220	0.2
6,583	(1),(2)	Trade Desk, Inc./The	2,675,989	0.2
40,532	(1)	Trimble, Inc.	1,750,577	0.1
20,886	(1)	Twilio, Inc.	4,582,806	0.4
6,368	(1)	Tyler Technologies, Inc.	2,208,932	0.2
1,405	(2)	Ubiquiti, Inc.	245,257	0.0
6,997		Universal Display Corp.	1,046,891	0.1
16,621	(1)	VeriSign, Inc.	3,437,721	0.3
9,376	(1),(2)	Viasat, Inc.	359,757	0.0
48,857		Western Digital Corp.	2,157,037	0.2
66,638		Western Union Co.	1,440,714	0.1
7,059	(1)	WEX, Inc.	1,164,806	0.1
28,913		Xerox Holdings Corp.	442,080	0.0
39,716		Xilinx, Inc.	3,907,657	0.3
8,530	(1)	Zebra Technologies Corp.	2,183,253	0.2
18,327	(1)	Zendesk, Inc.	1,622,489	0.1
11,365	(1)	Zscaler, Inc.	1,244,468	0.1
			228,206,948	19.1

		Materials: 5.0%
17,152	(2)	Albemarle Corp.	1,324,306	0.1
260,817	(2)	Amcor PLC	2,662,942	0.2
10,437		Aptargroup, Inc.	1,168,735	0.1
3,224		Ardagh Group SA	41,622	0.0
8,988		Ashland Global Holdings, Inc.	621,071	0.1
13,527		Avery Dennison Corp.	1,543,295	0.1
33,865	(1)	Axalta Coating Systems Ltd.	763,656	0.1
51,871		Ball Corp.	3,604,516	0.3
21,627	(1)	Berry Global Group, Inc.	958,509	0.1
9,049		Cabot Corp.	335,265	0.0
19,148		Celanese Corp. - Series A	1,653,238	0.1
34,698		CF Industries Holdings, Inc.	976,402	0.1
26,805		Chemours Co.	411,457	0.0
121,968		Corteva, Inc.	3,267,523	0.3
21,070	(1)	Crown Holdings, Inc.	1,372,289	0.1
6,705		Eagle Materials, Inc.	470,825	0.0
22,041		Eastman Chemical Co.	1,534,935	0.1
35,259	(1)	Element Solutions, Inc.	382,560	0.0
21,046		FMC Corp.	2,096,603	0.2
235,740		Freeport-McMoRan, Inc.	2,727,512	0.2
45,165		Graphic Packaging Holding Co.	631,858	0.1
32,541		Huntsman Corp.	584,762	0.1
17,388	(2)	International Flavors & Fragrances, Inc.	2,129,334	0.2
63,920		International Paper Co.	2,250,623	0.2
41,694		LyondellBasell Industries NV - Class A	2,740,130	0.2
10,102		Martin Marietta Materials, Inc.	2,086,770	0.2
56,126		Mosaic Co.	702,136	0.1
1,124		NewMarket Corp.	450,140	0.0
48,983		Nucor Corp.	2,028,386	0.2
23,166	(2)	Olin Corp.	266,177	0.0
15,223		Packaging Corp. of America	1,519,255	0.1
38,359		PPG Industries, Inc.	4,068,356	0.3
10,305		Reliance Steel & Aluminum Co.	978,254	0.1
10,652		Royal Gold, Inc.	1,324,257	0.1
20,776		RPM International, Inc.	1,559,447	0.1
6,584		Scotts Miracle-Gro Co.	885,350	0.1
25,254		Sealed Air Corp.	829,594	0.1
12,753		Silgan Holdings, Inc.	413,070	0.0
16,280		Sonoco Products Co.	851,281	0.1
32,933		Steel Dynamics, Inc.	859,222	0.1
30,109		Valvoline, Inc.	582,007	0.1
21,484		Vulcan Materials Co.	2,488,921	0.2
5,508	(2)	Westlake Chemical Corp.	295,504	0.0

See Accompanying Notes to Financial Statements

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS AS OF June 30, 2020 (Unaudited) (CONTINUED)

41,767		WestRock Co.	1,180,335	0.1
9,132		WR Grace & Co.	463,997	0.0
			60,086,427	5.0

		Real Estate: 7.6%
20,356		Alexandria Real Estate Equities, Inc.	3,302,761	0.3
22,242	(2)	American Campus Communities, Inc.	777,580	0.1
42,170		American Homes 4 Rent	1,134,373	0.1
32,539		Americold Realty Trust	1,181,166	0.1
24,056		Apartment Investment and Management Co.	905,468	0.1
34,445	(2)	Apple Hospitality REIT, Inc.	332,739	0.0
22,862		AvalonBay Communities, Inc.	3,535,380	0.3
25,283		Boston Properties, Inc.	2,285,078	0.2
27,378		Brandywine Realty Trust	298,146	0.0
48,134		Brixmor Property Group, Inc.	617,078	0.0
9,258	(2)	Brookfield Property REIT, Inc.	92,210	0.0
15,317		Camden Property Trust	1,397,217	0.1
54,230	(1)	CBRE Group, Inc.	2,452,281	0.2
6,530		Coresite Realty Corp.	790,522	0.1
18,369		Corporate Office Properties Trust SBI MD	465,470	0.0
23,884		Cousins Properties, Inc.	712,460	0.1
31,510		CubeSmart	850,455	0.1
18,684	(2)	CyrusOne, Inc.	1,359,261	0.1
27,031		Douglas Emmett, Inc.	828,770	0.1
59,878		Duke Realty Corp.	2,119,082	0.2
23,762		Empire State Realty Trust, Inc.	166,334	0.0
12,769		EPR Properties	423,037	0.0
18,963		Equity Commonwealth	610,609	0.0
28,258		Equity Lifestyle Properties, Inc.	1,765,560	0.1
59,757		Equity Residential	3,514,907	0.3
10,600		Essex Property Trust, Inc.	2,429,202	0.2
20,495		Extra Space Storage, Inc.	1,893,123	0.2
12,246	(2)	Federal Realty Investment Trust	1,043,482	0.1
20,509		First Industrial Realty Trust, Inc.	788,366	0.1
33,483		Gaming and Leisure Properties, Inc.	1,158,512	0.1
35,270	(2)	Healthcare Trust of America, Inc.	935,360	0.1
87,658		Healthpeak Properties, Inc.	2,415,854	0.2
16,741		Highwoods Properties, Inc.	624,941	0.1
113,611		Host Hotels & Resorts, Inc.	1,225,863	0.1
6,336	(1),(2)	Howard Hughes Corp.	329,155	0.0
24,403		Hudson Pacific Properties, Inc.	613,979	0.0
88,471		Invitation Homes, Inc.	2,435,607	0.2
46,476	(2)	Iron Mountain, Inc.	1,213,024	0.1
19,790		JBG SMITH Properties	585,190	0.0
8,368		Jones Lang LaSalle, Inc.	865,753	0.1
18,668		Kilroy Realty Corp.	1,095,812	0.1
67,116		Kimco Realty Corp.	861,769	0.1
13,956		Lamar Advertising Co.	931,703	0.1
7,612		Life Storage, Inc.	722,759	0.1
84,211		Medical Properties Trust, Inc.	1,583,167	0.1
18,513		Mid-America Apartment Communities, Inc.	2,122,886	0.2
27,827		National Retail Properties, Inc.	987,302	0.1
36,559		Omega Healthcare Investors, Inc.	1,086,899	0.1
23,425		Outfront Media, Inc.	331,932	0.0
30,742		Paramount Group, Inc.	237,021	0.0
39,122		Park Hotels & Resorts, Inc.	386,917	0.0
22,169		Rayonier, Inc.	549,569	0.0
55,917		Realty Income Corp.	3,327,061	0.3
27,289		Regency Centers Corp.	1,252,292	0.1
18,859		Rexford Industrial Realty, Inc.	781,328	0.1
49,469		Simon Property Group, Inc.	3,382,690	0.3
12,562	(2)	SL Green Realty Corp.	619,181	0.1
16,712	(2)	Spirit Realty Capital, Inc.	582,580	0.0
36,521		STORE Capital Corp.	869,565	0.1
15,709		Sun Communities, Inc.	2,131,397	0.2
9,581	(2)	Taubman Centers, Inc.	361,779	0.0
47,612		UDR, Inc.	1,779,737	0.1
60,675		Ventas, Inc.	2,221,918	0.2
175,331		VEREIT, Inc.	1,127,378	0.1
75,768	(2)	VICI Properties, Inc.	1,529,756	0.1
28,363		Vornado Realty Trust	1,083,750	0.1
19,846		Weingarten Realty Investors	375,685	0.0
67,985		Welltower, Inc.	3,518,224	0.3
121,443		Weyerhaeuser Co.	2,727,610	0.2
27,807		WP Carey, Inc.	1,881,144	0.2
			90,926,166	7.6

		Utilities: 5.9%
107,453		AES Corp.	1,556,994	0.1
40,599		Alliant Energy Corp.	1,942,256	0.2
40,030		Ameren Corp.	2,816,511	0.2
29,463		American Water Works Co., Inc.	3,790,710	0.3
19,696		Atmos Energy Corp.	1,961,328	0.2
9,220		Avangrid, Inc.	387,056	0.0
81,868		Centerpoint Energy, Inc.	1,528,476	0.1
46,459		CMS Energy Corp.	2,714,135	0.2
54,474		Consolidated Edison, Inc.	3,918,315	0.3
31,232		DTE Energy Co.	3,357,440	0.3
58,151		Edison International	3,158,181	0.3
32,640		Entergy Corp.	3,061,958	0.3
36,347		Essential Utilities, Inc.	1,535,297	0.1
36,791		Evergy, Inc.	2,181,338	0.2
54,814		Eversource Energy	4,564,362	0.4
88,116		FirstEnergy Corp.	3,417,138	0.3
17,383		Hawaiian Electric Industries	626,831	0.1
8,184		Idacorp, Inc.	715,036	0.1
32,393		MDU Resources Group, Inc.	718,477	0.1
13,419	(2)	National Fuel Gas Co.	562,659	0.0
62,210		NiSource, Inc.	1,414,655	0.1
39,526		NRG Energy, Inc.	1,286,967	0.1
32,472		OGE Energy Corp.	985,850	0.1
86,153	(1)	PG&E Corp.	764,177	0.1
18,287		Pinnacle West Capital Corp.	1,340,254	0.1
125,285		PPL Corp.	3,237,364	0.3
82,152		Public Service Enterprise Group, Inc.	4,038,592	0.3

See Accompanying Notes to Financial Statements

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS AS OF June 30, 2020 (Unaudited) (CONTINUED)

33,796		UGI Corp.	1,074,713	0.1
79,289		Vistra Energy Corp.	1,476,361	0.1
51,359		WEC Energy Group, Inc.	4,501,616	0.4
85,466		Xcel Energy, Inc.	5,341,625	0.4
			69,976,672	5.9

	Total Common Stock
	(Cost $690,007,060)		1,182,682,969	99.0

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 10.4%
		Floating Rate Notes: 0.7%
1,075,000	(4)	Bank of Montreal, 0.200%, 07/13/2020	1,075,023	0.1
1,000,000	(4)	J.P. Morgan Securities LLC, 0.360%, 07/08/2020	1,000,045	0.1
950,000	(4)	Lloyds Bank PLC, 0.310%, 07/31/2020	950,118	0.1
975,000	(4)	Mitsubishi UFJ Financial Group, Inc., 0.350%, 07/14/2020	975,071	0.1
900,000	(4)	Mizuho Financial Group Inc., 0.340%, 07/14/2020	900,065	0.1
1,100,000	(4)	National Bank of Canada, 1.180%, 07/16/2020	1,100,039	0.1
900,000	(4)	Royal Bank of Canada, 0.350%, 07/17/2020	900,082	0.1
800,000	(4)	Svenska Handelsbanken AB, 0.330%, 07/07/2020	800,027	0.0

	Total Floating Rate Notes
	(Cost $7,700,470)		7,700,470	0.7

		Repurchase Agreements: 8.2%
3,340,171	(4)	Amherst Pierpoint Securities LLC, Repurchase Agreement dated 06/30/20, 0.14%, due 07/01/20 (Repurchase Amount $3,340,184, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.000%, Market Value plus accrued interest $3,406,974, due 08/13/20-05/20/70)	3,340,171	0.3
2,414,756	(4)	Bank of America Inc., Repurchase Agreement dated 06/30/20, 0.07%, due 07/01/20 (Repurchase Amount $2,414,761, collateralized by various U.S. Government Securities, 0.125%-5.000%, Market Value plus accrued interest $2,463,052, due 10/15/24-02/15/48)	2,414,756	0.2
7,586,532	(4)	BNP Paribas S.A., Repurchase Agreement dated 06/30/20, 0.24%, due 07/01/20 (Repurchase Amount $7,586,582, collateralized by various U.S. Government Securities, 1.106%-6.500%, Market Value plus accrued interest $7,965,859, due 08/15/20-03/19/40)	7,586,532	0.7
20,011,871	(4)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/30/20, 0.10%, due 07/01/20 (Repurchase Amount $20,011,926, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $20,412,108, due 08/01/20-02/20/70)	20,011,871	1.7
3,927,640	(4)	CF Secured LLC, Repurchase Agreement dated 06/30/20, 0.10%, due 07/01/20 (Repurchase Amount $3,927,651, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.500%-5.500%, Market Value plus accrued interest $4,006,193, due 01/01/29-06/01/50)	3,927,640	0.3
8,434,733	(4)	Citadel Securities LLC, Repurchase Agreement dated 06/30/20, 0.15%, due 07/01/20 (Repurchase Amount $8,434,768, collateralized by various U.S. Government Securities, 0.000%-7.625%, Market Value plus accrued interest $8,603,464, due 07/31/20-11/15/49)	8,434,733	0.7

See Accompanying Notes to Financial Statements

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS AS OF June 30, 2020 (Unaudited) (CONTINUED)

26,393,292	(4)	Citigroup, Inc., Repurchase Agreement dated 06/30/20, 0.09%, due 07/01/20 (Repurchase Amount $26,393,357, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.500%-7.500%, Market Value plus accrued interest $26,921,159, due 07/31/21-05/20/70)	26,393,292	2.2
5,141,768	(4)	Industrial & Comm. Bank of China, Repurchase Agreement dated 06/30/20, 0.11%, due 07/01/20 (Repurchase Amount $5,141,783, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $5,244,603, due 07/15/20-06/01/50)	5,141,768	0.4
1,589,478	(4)	Royal Bank of Canada, Repurchase Agreement dated 06/30/20, 0.26%, due 07/01/20 (Repurchase Amount $1,589,489, collateralized by various U.S. Government Securities, 0.000%-8.700%, Market Value plus accrued interest $1,660,139, due 10/27/20-05/27/40)	1,589,478	0.1
19,112,894	(4)	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/20, 0.24%, due 07/01/20 (Repurchase Amount $19,113,020, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $19,539,455, due 01/15/22-02/15/47)	19,112,894	1.6

	Total Repurchase Agreements
	(Cost $97,953,135)		97,953,135	8.2

Shares			Value	Percentage of Net Assets
		Mutual Funds(4): 1.5%
2,585,000	(4),(5)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.100%	2,585,000	0.2
12,911,000	(4),(5)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.150%	12,911,000	1.1
2,585,000	(4),(5)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 0.050%	2,585,000	0.2
	Total Mutual Funds
	(Cost $18,081,000)		18,081,000	1.5

	Total Short-Term Investments
	(Cost $123,734,605)		123,734,605	10.4

	Total Investments in Securities (Cost $813,741,665)		$ 1,306,417,574	109.4
	Liabilities in Excess of Other Assets		(112,388,628)	(9.4)
	Net Assets		$ 1,194,028,946	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Investment in affiliate
(4)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(5)	Rate shown is the 7-day yield as of June 30, 2020.

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS AS OF June 30, 2020 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.2%
		Communication Services: 2.5%
17,809	(1)	AMC Entertainment Holdings, Inc.	$ 76,401	0.0
13,106	(1),(2)	AMC Networks, Inc.	306,549	0.1
4,870	(2)	Anterix, Inc.	220,806	0.1
3,878		ATN International, Inc.	234,890	0.1
6,627	(1),(2)	Bandwidth, Inc.	841,629	0.2
15,568	(1),(2)	Boingo Wireless, Inc.	207,366	0.0
4,241	(1),(2)	Boston Omaha Corp.	67,856	0.0
8,934	(1),(2)	Cardlytics, Inc.	625,201	0.1
30,140	(2)	Cargurus, Inc.	764,049	0.1
23,539	(1),(2)	Cars.com, Inc.	135,585	0.0
32,914	(2)	Central European Media Enterprises Ltd.	116,516	0.0
17,542	(2)	Cincinnati Bell, Inc.	260,499	0.1
36,456		Cinemark Holdings, Inc.	421,067	0.1
14,663		Cogent Communications Holdings, Inc.	1,134,330	0.2
20,223	(1),(2)	comScore, Inc.	62,691	0.0
25,745	(2)	Consolidated Communications Holdings, Inc.	174,294	0.0
447	(1),(2)	Daily Journal Corp.	120,690	0.0
17,761	(2)	DHI Group, Inc.	37,298	0.0
8,643		Emerald Holding, Inc.	26,620	0.0
41,856	(1)	Entercom Communications Corp.	57,761	0.0
19,127		Entravision Communications Corp.	27,352	0.0
25,235	(1),(2)	Eros International PLC	79,743	0.0
22,392	(1),(2)	Eventbrite, Inc.	191,899	0.0
4,862	(1),(2)	EverQuote, Inc.	282,774	0.1
20,051	(1)	EW Scripps Co.	175,446	0.0
13,789	(2)	Fluent, Inc.	24,544	0.0
3,598	(1),(2)	Gaia, Inc.	30,151	0.0
44,698		Gannett Co., Inc.	61,683	0.0
44,761	(2)	Glu Mobile, Inc.	414,935	0.1
20,783	(1),(2)	Gogo, Inc.	65,674	0.0
31,440	(2)	Gray Television, Inc.	438,588	0.1
5,183	(2)	Hemisphere Media Group, Inc.	50,949	0.0
5,305	(2)	IDT Corp.	34,642	0.0
20,411	(2)	iHeartMedia, Inc.	170,432	0.0
18,201	(2)	Imax Corp.	204,033	0.0
41,233	(2)	Iridium Communications, Inc.	1,048,968	0.2
41,176	(2)	Liberty Latin America Ltd.	388,701	0.1
14,444	(2)	Liberty Latin America Ltd. - Class A	140,396	0.0
16,083	(2)	Liberty Media Corp. - Braves C	317,478	0.1
25,016	(2)	Liberty TripAdvisor Holdings, Inc.	53,284	0.0
11,608	(2)	LiveXLive Media, Inc.	42,021	0.0
4,517		Loral Space & Communications, Inc.	88,172	0.0
7,872		Marcus Corp.	104,461	0.0
25,144	(1),(2)	Meet Group, Inc./The	156,899	0.0
13,795	(1)	Meredith Corp.	200,717	0.0
15,010	(1),(2)	MSG Networks, Inc.	149,350	0.0
21,651	(1)	National CineMedia, Inc.	64,303	0.0
7,674	(2)	Ooma, Inc.	126,468	0.0
27,486	(2)	Orbcomm, Inc.	105,821	0.0
17,203	(2)	QuinStreet, Inc.	179,943	0.0
10,280		Scholastic Corp.	307,783	0.1
16,646		Shenandoah Telecommunications Co.	820,481	0.1
17,764	(1)	Sinclair Broadcast Group, Inc.	327,923	0.1
6,153		Spok Holdings, Inc.	57,531	0.0
8,353	(2)	TechTarget, Inc.	250,841	0.1
75,336		TEGNA, Inc.	839,243	0.1
6,153		Tribune Publishing Co.	61,468	0.0
37,070	(1),(2)	TrueCar, Inc.	95,641	0.0
80,220	(2)	Vonage Holdings Corp.	807,013	0.1
19,843	(2)	WideOpenWest, Inc.	104,573	0.0
24,011	(2)	Yelp, Inc.	555,374	0.1
			15,539,796	2.5

		Consumer Discretionary: 11.5%
8,612	(2)	1-800-Flowers.com, Inc.	172,412	0.0
23,341		Aarons, Inc.	1,059,681	0.2
21,725	(1)	Abercrombie & Fitch Co. - Class A	231,154	0.0
15,444	(1),(2)	Accel Entertainment, Inc.	148,726	0.0
12,357	(1)	Acushnet Holdings Corp.	429,900	0.1
30,518	(2)	Adient plc	501,106	0.1
18,143	(2)	Adtalem Global Education, Inc.	565,154	0.1
39,505	(1),(2)	American Axle & Manufacturing Holdings, Inc.	300,238	0.1
53,942	(1)	American Eagle Outfitters, Inc.	587,968	0.1
5,360	(2)	American Public Education, Inc.	158,656	0.0
2,159	(2)	America's Car-Mart, Inc.	189,711	0.0
6,644	(2)	Asbury Automotive Group, Inc.	513,781	0.1
7,040	(2)	Aspen Group, Inc./CO	63,712	0.0
16,531	(1),(2)	At Home Group, Inc.	107,286	0.0
22,986		BBX Capital Corp.	58,384	0.0
10,150	(2)	Beazer Homes USA, Inc.	102,211	0.0
43,124	(1)	Bed Bath & Beyond, Inc.	457,114	0.1
13,560	(1)	Big Lots, Inc.	569,520	0.1
476	(2)	Biglari Holdings, Inc. - Class B	32,835	0.0
6,619		BJ's Restaurants, Inc.	138,602	0.0
30,590	(1)	Bloomin Brands, Inc.	326,089	0.1
9,823	(1),(2)	Boot Barn Holdings, Inc.	211,784	0.0
28,075		Boyd Gaming Corp.	586,768	0.1
15,125		Brinker International, Inc.	363,000	0.1
10,078	(1)	Buckle, Inc.	158,023	0.0
13,654		Caleres, Inc.	113,874	0.0
32,536	(1)	Callaway Golf Co.	569,705	0.1
11,310	(1)	Camping World Holdings, Inc.	307,180	0.1
5,730		Carriage Services, Inc.	103,828	0.0
12,231	(2)	Carrols Restaurant Group, Inc.	59,198	0.0
7,830		Cato Corp.	64,049	0.0
3,021	(2)	Cavco Industries, Inc.	582,600	0.1
10,423	(2)	Century Casinos, Inc.	43,255	0.0
10,193	(2)	Century Communities, Inc.	312,517	0.1
14,589	(1)	Cheesecake Factory	334,380	0.1

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS AS OF June 30, 2020 (Unaudited) (CONTINUED)

40,217		Chico's FAS, Inc.	55,499	0.0
5,056	(1)	Childrens Place, Inc./The	189,196	0.0
13,132	(1)	Churchill Downs, Inc.	1,748,526	0.3
5,838	(1),(2)	Chuy's Holdings, Inc.	86,869	0.0
3,861		Citi Trends, Inc.	78,069	0.0
8,733		Clarus Corp.	101,125	0.0
3,305		Collectors Universe, Inc.	113,295	0.0
6,016	(1),(2)	Conn's, Inc.	60,701	0.0
17,477		Cooper Tire & Rubber Co.	482,540	0.1
5,824	(1),(2)	Cooper-Standard Holdings, Inc.	77,168	0.0
15,597		Core-Mark Holding Co., Inc.	389,223	0.1
8,304	(1)	Cracker Barrel Old Country Store, Inc.	920,997	0.2
23,642	(2)	CROCS, Inc.	870,498	0.1
50,059		Dana, Inc.	610,219	0.1
15,915	(1)	Dave & Buster's Entertainment, Inc.	212,147	0.0
9,616	(2)	Deckers Outdoor Corp.	1,888,486	0.3
11,498	(2)	Del Taco Restaurants, Inc.	68,183	0.0
20,097	(2)	Denny's Corp.	202,980	0.0
21,476	(1)	Designer Brands, Inc.	145,393	0.0
3,391	(1)	Dillards, Inc.	87,454	0.0
5,491	(1)	Dine Brands Global, Inc.	231,171	0.0
9,234	(1),(2)	Dorman Products, Inc.	619,324	0.1
3,179	(2)	Duluth Holdings, Inc.	23,429	0.0
6,855	(1),(2)	El Pollo Loco Holdings, Inc.	101,180	0.0
29,250	(1),(2)	Eldorado Resorts, Inc.	1,171,755	0.2
3,526		Escalade, Inc.	49,223	0.0
8,277		Ethan Allen Interiors, Inc.	97,917	0.0
27,883	(2)	Everi Holdings, Inc.	143,876	0.0
21,331	(1),(2)	Express, Inc.	32,850	0.0
8,357	(2)	Fiesta Restaurant Group, Inc.	53,318	0.0
16,179	(1),(2)	Fossil Group, Inc.	75,232	0.0
13,290	(2)	Fox Factory Holding Corp.	1,097,887	0.2
6,743		Franchise Group, Inc.	147,537	0.0
7,338	(1),(2)	Funko, Inc.	42,560	0.0
22,731	(1),(2)	GameStop Corp.	98,653	0.0
2,353	(2)	GAN Ltd.	59,884	0.0
4,951	(2)	Genesco, Inc.	107,239	0.0
11,439	(2)	Gentherm, Inc.	444,977	0.1
15,229	(2)	G-III Apparel Group Ltd.	202,393	0.0
6,028	(2)	Golden Entertainment, Inc.	53,770	0.0
78,866		Goodyear Tire & Rubber Co.	705,456	0.1
44,445	(2)	GoPro, Inc.	211,558	0.0
9,466	(2)	Green Brick Partners, Inc.	112,172	0.0
6,075	(1)	Group 1 Automotive, Inc.	400,768	0.1
8,117	(1),(2)	Groupon, Inc.	147,080	0.0
10,186	(2)	GrowGeneration Corp.	69,672	0.0
15,985	(1)	Guess?, Inc.	154,575	0.0
1,902	(1)	Hamilton Beach Brands Holding Co.	22,634	0.0
6,285	(1)	Haverty Furniture Cos., Inc.	100,560	0.0
8,750	(1),(2)	Helen of Troy Ltd.	1,649,900	0.3
6,010	(1),(2)	Hibbett Sports, Inc.	125,849	0.0
29,411	(2)	Hilton Grand Vacations, Inc.	574,985	0.1
4,171		Hooker Furniture Corp.	81,126	0.0
36,282	(2)	Houghton Mifflin Harcourt Co.	65,670	0.0
13,805	(2)	Hudson Ltd.	67,230	0.0
7,944	(2)	Installed Building Products, Inc.	546,388	0.1
34,025		International Game Technology PLC	302,823	0.1
9,523	(1),(2)	iRobot Corp.	798,980	0.1
7,919		Jack in the Box, Inc.	586,719	0.1
1,968		Johnson Outdoors, Inc.	179,127	0.0
13,794	(2)	K12, Inc.	375,749	0.1
30,529		KB Home	936,630	0.2
17,567		Kontoor Brands, Inc.	312,868	0.1
2,461	(2)	Lakeland Industries, Inc.	55,200	0.0
3,431	(2)	Lands' End, Inc.	27,585	0.0
38,766	(2)	Laureate Education Inc.- Class A	386,303	0.1
15,635		La-Z-Boy, Inc.	423,083	0.1
8,425		LCI Industries	968,707	0.2
7,845	(1),(2)	LGI Homes, Inc.	690,595	0.1
4,659		Lifetime Brands, Inc.	31,308	0.0
8,953	(2)	Lindblad Expeditions Holdings, Inc.	69,117	0.0
9,687	(2)	Liquidity Services, Inc.	57,735	0.0
7,693		Lithia Motors, Inc.	1,164,182	0.2
3,047	(1),(2)	Lovesac Co/The	79,923	0.0
9,871	(2)	Lumber Liquidators Holdings, Inc.	136,812	0.0
9,675	(2)	M/I Homes, Inc.	333,207	0.1
105,486	(1)	Macy's, Inc.	725,744	0.1
7,200	(2)	Malibu Boats, Inc.	374,040	0.1
2,375		Marine Products Corp.	32,894	0.0
7,421	(2)	MarineMax, Inc.	166,156	0.0
14,225		Marriott Vacations Worldwide Corp.	1,169,437	0.2
6,471	(2)	MasterCraft Boat Holdings, Inc.	123,273	0.0
17,647		MDC Holdings, Inc.	629,998	0.1
12,935	(2)	Meritage Homes Corp.	984,612	0.2
27,331	(1),(2)	Michaels Cos, Inc.	193,230	0.0
17,176	(2)	Modine Manufacturing Co.	94,812	0.0
4,384	(2)	Monarch Casino & Resort, Inc.	149,407	0.0
11,365	(1)	Monro, Inc.	624,393	0.1
6,546	(1),(2)	Motorcar Parts of America, Inc.	115,668	0.0
5,424	(1)	Movado Group, Inc.	58,796	0.0
9,989	(2)	Murphy USA, Inc.	1,124,662	0.2
1,066		Nathan's Famous, Inc.	59,952	0.0
27,815	(2)	National Vision Holdings, Inc.	848,914	0.1
10,348	(2)	Nautilus, Inc.	95,926	0.0
11,255	(2)	Noodles & Co.	68,093	0.0
186,977		Office Depot, Inc.	439,396	0.1
15,644	(1)	OneSpaWorld Holdings Ltd.	74,622	0.0
13,955	(2)	Overstock.com, Inc.	396,741	0.1
5,800	(1)	Oxford Industries, Inc.	255,258	0.1
11,108	(1)	Papa Johns International, Inc.	882,086	0.1
46,291	(1),(2)	Penn National Gaming, Inc.	1,413,727	0.2
24,176	(2)	Perdoceo Education Corp.	385,124	0.1

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS AS OF June 30, 2020 (Unaudited) (CONTINUED)

6,946	(1)	PetMed Express, Inc.	247,555	0.0
10,332	(2)	PlayAGS, Inc.	34,922	0.0
5,138	(2)	Purple Innovation, Inc.	92,484	0.0
30,489	(2)	Quotient Technology, Inc.	223,179	0.0
3,111		RCI Hospitality Holdings, Inc.	43,118	0.0
21,773	(1),(2)	RealReal, Inc./The	278,477	0.1
4,424	(1),(2)	Red Robin Gourmet Burgers, Inc.	45,125	0.0
24,126		Red Rock Resorts, Inc.	263,215	0.1
8,072	(1),(2)	Regis Corp.	66,029	0.0
16,993		Rent-A-Center, Inc.	472,745	0.1
5,813	(1),(2)	RH	1,446,856	0.2
2,377		Rocky Brands, Inc.	48,871	0.0
35,193	(2)	Rubicon Project, Inc.	234,737	0.0
9,453	(1)	Ruth's Hospitality Group, Inc.	77,136	0.0
40,188	(1),(2)	Sally Beauty Holdings, Inc.	503,556	0.1
19,742	(1),(2)	Scientific Games Corp.	305,211	0.1
16,971	(1),(2)	SeaWorld Entertainment, Inc.	251,341	0.0
12,014	(1),(2)	Shake Shack, Inc.	636,502	0.1
3,161	(1)	Shoe Carnival, Inc.	92,522	0.0
6,865		Shutterstock, Inc.	240,069	0.0
17,842	(1)	Signet Jewelers Ltd.	183,237	0.0
19,157	(2)	Skyline Champion Corp.	466,281	0.1
9,613	(2)	Sleep Number Corp.	400,285	0.1
18,991	(2)	Smith & Wesson Brands, Inc.	408,686	0.1
8,414	(1)	Sonic Automotive, Inc.	268,491	0.1
27,580	(2)	Sonos, Inc.	403,495	0.1
15,145	(2)	Sportsman's Warehouse Holdings, Inc.	215,816	0.0
5,714	(2)	Stamps.com, Inc.	1,049,605	0.2
7,427		Standard Motor Products, Inc.	305,992	0.1
28,823		Steven Madden Ltd.	711,640	0.1
19,299	(1),(2)	Stitch Fix, Inc.	481,317	0.1
9,193	(2)	Stoneridge, Inc.	189,927	0.0
7,615		Strategic Education, Inc.	1,170,045	0.2
5,854	(1)	Sturm Ruger & Co., Inc.	444,904	0.1
3,253		Superior Group of Cos, Inc.	43,590	0.0
11,448	(2)	Target Hospitality Corp.	19,347	0.0
44,865	(1),(2)	Taylor Morrison Home Corp.	865,446	0.1
17,446	(2)	Tenneco, Inc.	131,892	0.0
22,786	(1)	Texas Roadhouse, Inc.	1,197,860	0.2
7,243		Tilly's, Inc.	41,068	0.0
11,554	(2)	TopBuild Corp.	1,314,499	0.2
47,567	(2)	TRI Pointe Group, Inc.	698,759	0.1
16,849		Tupperware Brands Corp.	80,033	0.0
4,719	(2)	Turtle Beach Corp.	69,464	0.0
6,388		Twin River Worldwide Holdings, Inc.	142,389	0.0
4,953	(2)	Unifi, Inc.	63,795	0.0
4,856	(2)	Universal Electronics, Inc.	227,358	0.0
10,934	(1),(2)	Universal Technical Institute, Inc.	75,991	0.0
23,145	(2)	Urban Outfitters, Inc.	352,267	0.1
7,443	(2)	US Auto Parts Network, Inc.	64,456	0.0
6,165	(2)	Vera Bradley, Inc.	27,373	0.0
20,013	(2)	Vista Outdoor, Inc.	289,188	0.1
9,651	(2)	Visteon Corp.	661,094	0.1
24,137	(2)	Vivint Smart Home, Inc.	418,294	0.1
26,098	(2)	Waitr Holdings, Inc.	68,638	0.0
2,114		Weyco Group, Inc.	45,641	0.0
10,200	(1)	Wingstop, Inc.	1,417,494	0.2
937		Winmark Corp.	160,452	0.0
10,761		Winnebago Industries	716,898	0.1
27,649		Wolverine World Wide, Inc.	658,323	0.1
21,676	(2)	Workhorse Group, Inc.	376,946	0.1
16,307	(2)	WW International, Inc.	413,872	0.1
5,923	(2)	XPEL, Inc.	92,636	0.0
25,687	(2)	YETI Holdings, Inc.	1,097,606	0.2
7,217	(1),(2)	Zumiez, Inc.	197,601	0.0
			72,540,022	11.5

		Consumer Staples: 3.2%
1,744		Alico, Inc.	54,343	0.0
11,130		Andersons, Inc.	153,149	0.0
22,061	(1)	B&G Foods, Inc.	537,847	0.1
14,043	(2)	BellRing Brands, Inc.	280,017	0.0
47,389	(2)	BJ's Wholesale Club Holdings, Inc.	1,766,188	0.3
5,703	(1)	Calavo Growers, Inc.	358,776	0.1
10,949	(1),(2)	Cal-Maine Foods, Inc.	487,012	0.1
11,997	(2)	Celsius Holdings, Inc.	141,205	0.0
554	(2)	Central Garden & Pet Co. - CENT	19,938	0.0
16,791	(2)	Central Garden & Pet Co. - Class A - CENTA	567,368	0.1
8,412	(1),(2)	Chefs' Warehouse Holdings, Inc.	114,235	0.0
1,649		Coca-Cola Consolidated, Inc.	377,934	0.1
4,156	(2)	Craft Brew Alliance, Inc.	63,961	0.0
56,579	(2)	Darling Ingredients, Inc.	1,392,975	0.2
18,785	(2)	Edgewell Personal Care Co.	585,341	0.1
9,367	(1),(2)	elf Beauty, Inc.	178,629	0.0
3,172	(2)	Farmer Bros Co.	23,283	0.0
10,603		Fresh Del Monte Produce, Inc.	261,046	0.0
13,411	(2)	Freshpet, Inc.	1,121,964	0.2
12,991	(1),(2)	HF Foods Group, Inc.	117,569	0.0
41,265	(1),(2)	Hostess Brands, Inc.	504,258	0.1
4,993		Ingles Markets, Inc.	215,049	0.0
6,200		Inter Parfums, Inc.	298,530	0.1
5,251	(1)	J&J Snack Foods Corp.	667,560	0.1
3,078		John B Sanfilippo & Son, Inc.	262,646	0.0
6,516	(1)	Lancaster Colony Corp.	1,009,915	0.2
9,943	(2)	Landec Corp.	79,146	0.0
4,709	(2)	Lifevantage Corp.	63,666	0.0
6,082	(1)	Limoneira Co.	88,128	0.0
3,844	(1)	Medifast, Inc.	533,432	0.1
4,517	(1)	MGP Ingredients, Inc.	165,797	0.0
4,164	(1),(2)	National Beverage Corp.	254,087	0.0
3,060	(1)	Natural Grocers by Vitamin Cottage, Inc.	45,533	0.0
2,135	(2)	Natures Sunshine Prods, Inc.	19,236	0.0
30,716	(2)	New Age Beverages Corp.	46,995	0.0
1,690		Oil-Dri Corp. of America	58,643	0.0
45,589	(2)	Performance Food Group Co.	1,328,463	0.2
7,895		Pricesmart, Inc.	476,305	0.1
53,920		Primo Water Corp.	741,400	0.1
2,096	(1),(2)	Revlon, Inc. - Class A	20,750	0.0
18,973	(1),(2)	Rite Aid Corp.	323,679	0.1
6,880		Sanderson Farms, Inc.	797,323	0.1
2,317	(2)	Seneca Foods Corp.	78,338	0.0

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS AS OF June 30, 2020 (Unaudited) (CONTINUED)

29,081	(2)	Simply Good Foods Co/The	540,325	0.1
12,399		SpartanNash Co.	263,479	0.0
5,968	(1)	Tootsie Roll Industries, Inc.	204,523	0.0
3,155	(1)	Turning Point Brands, Inc.	78,591	0.0
18,340	(1),(2)	United Natural Foods, Inc.	333,971	0.1
8,544		Universal Corp.	363,205	0.1
4,276	(1),(2)	USANA Health Sciences, Inc.	313,987	0.1
47,208		Vector Group Ltd.	474,912	0.1
17,923	(2)	Veru, Inc.	59,863	0.0
2,764	(1)	Village Super Market, Inc.	76,618	0.0
4,738	(1)	WD-40 Co.	939,545	0.2
3,489	(1)	Weis Markets, Inc.	174,869	0.0
			20,505,547	3.2

		Energy: 2.2%
83,417	(2)	Antero Resources Corp.	211,879	0.0
5,261	(1)	Arch Resources, Inc.	149,465	0.0
45,275		Archrock, Inc.	293,835	0.1
11,784		Ardmore Shipping Corp.	51,143	0.0
7,353	(2)	Aspen Aerogels, Inc.	48,383	0.0
23,594		Berry Corp.	113,959	0.0
6,625	(1),(2)	Bonanza Creek Energy, Inc.	98,183	0.0
10,405		Brigham Minerals, Inc.	128,502	0.0
2,190	(2)	Bristow Group, Inc.	30,502	0.0
16,773		Cactus, Inc.	346,027	0.1
14,838	(1),(2)	California Resources Corp.	18,102	0.0
64,058	(2)	ChampionX Corp.	625,206	0.1
48,376	(2)	Clean Energy Fuels Corp.	107,395	0.0
64,757	(2)	CNX Resources Corp.	560,148	0.1
4,728	(2)	Comstock Resources, Inc.	20,709	0.0
8,942	(1),(2)	CONSOL Energy, Inc.	45,336	0.0
31,874	(2)	Contango Oil & Gas Co.	72,991	0.0
10,307	(1)	CVR Energy, Inc.	207,274	0.0
25,510	(1)	Delek US Holdings, Inc.	444,129	0.1
38,065	(1)	DHT Holdings, Inc.	195,273	0.0
9,426	(2)	Diamond S Shipping, Inc.	75,314	0.0
4,999	(1)	DMC Global, Inc.	137,972	0.0
11,260	(2)	Dorian L.P.G Ltd.	87,152	0.0
12,538	(2)	Dril-Quip, Inc.	373,507	0.1
39,694	(2)	Energy Fuels, Inc./Canada	59,938	0.0
8,328		Evolution Petroleum Corp.	23,318	0.0
10,214	(2)	Exterran Corp.	55,053	0.0
11,793		Falcon Minerals Corp.	37,738	0.0
55,294	(2)	Frank's International N.V.	123,306	0.0
40,349	(1)	Frontline Ltd./Bermuda	281,636	0.1
32,881	(1)	Golar LNG Ltd.	238,058	0.1
12,031	(1)	Green Plains, Inc.	122,897	0.0
55,850	(2)	Gulfport Energy Corp.	60,877	0.0
49,062	(2)	Helix Energy Solutions Group, Inc.	170,245	0.0
8,787		International Seaways, Inc.	143,580	0.0
139,087		Kosmos Energy Ltd.	230,884	0.1
20,830		Liberty Oilfield Services, Inc.	114,148	0.0
44,390	(1),(2)	Magnolia Oil & Gas Corp.	269,003	0.1
38,202	(1),(2)	Matador Resources Co.	324,717	0.1
9,379	(2)	Matrix Service Co.	91,164	0.0
7,222	(1),(2)	Montage Resources Corp.	28,527	0.0
2,429	(1)	Nabors Industries Ltd.	89,922	0.0
1,225		Nacco Industries, Inc.	28,543	0.0
8,384	(1),(2)	National Energy Services Reunited Corp.	57,682	0.0
30,700	(2)	Newpark Resources, Inc.	68,461	0.0
55,919	(2)	NexTier Oilfield Solutions, Inc.	137,002	0.0
49,564	(1)	Nordic American Tankers Ltd.	201,230	0.0
34,470	(1),(2)	Oceaneering International, Inc.	220,263	0.0
20,970	(2)	Oil States International, Inc.	99,608	0.0
22,504	(2)	Overseas Shipholding Group, Inc.	41,857	0.0
90,197		Ovintiv, Inc.	861,381	0.2
13,717	(2)	Par Pacific Holdings, Inc.	123,316	0.0
62,145		Patterson-UTI Energy, Inc.	215,643	0.0
33,040	(1)	PBF Energy, Inc.	338,330	0.1
34,487	(2)	PDC Energy, Inc.	429,018	0.1
22,321		Peabody Energy Corp.	64,285	0.0
4,310	(1),(2)	Penn Virginia Corp.	41,074	0.0
27,759	(2)	ProPetro Holding Corp.	142,681	0.0
73,487	(1)	Range Resources Corp.	413,732	0.1
13,071	(1),(2)	Renewable Energy Group, Inc.	323,899	0.1
1,979	(2)	REX American Resources Corp.	137,283	0.0
19,978	(1)	RPC, Inc.	61,532	0.0
17,661	(1)	Scorpio Tankers, Inc.	226,237	0.1
6,521	(2)	SEACOR Holdings, Inc.	184,675	0.0
20,684	(2)	Select Energy Services, Inc.	101,352	0.0
33,230	(1)	SFL Corp. Ltd.	308,707	0.1
38,845	(1)	SM Energy Co.	145,669	0.0
11,167	(1)	Solaris Oilfield Infrastructure, Inc.	82,859	0.0
189,594	(1),(2)	Southwestern Energy Co.	485,361	0.1
7,062	(1),(2)	Talos Energy, Inc.	64,970	0.0
50,202	(2)	Tellurian, Inc.	57,732	0.0
14,055	(2)	Tidewater, Inc.	78,567	0.0
200,133	(2)	Transocean Ltd.	366,243	0.1
64,872	(2)	Uranium Energy Corp.	56,938	0.0
25,455		US Silica Holdings, Inc.	91,893	0.0
33,007	(1),(2)	W&T Offshore, Inc.	75,256	0.0
30,363	(1),(2)	Whiting Petroleum Corp.	34,310	0.0
22,264		World Fuel Services Corp.	573,521	0.1
			13,848,507	2.2

		Financials: 15.9%
2,723		1st Constitution Bancorp	33,765	0.0
5,462		1st Source Corp.	194,338	0.0
2,858		ACNB Corp.	74,822	0.0
6,491		Alerus Financial Corp.	128,262	0.0

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS AS OF June 30, 2020 (Unaudited) (CONTINUED)

7,067		Allegiance Bancshares, Inc.	179,431	0.0
4,661		Amalgamated Bank	58,915	0.0
16,152	(2)	Ambac Financial Group, Inc.	231,297	0.1
7,867	(2)	Amerant Bancorp, Inc.	118,320	0.0
31,218		American Equity Investment Life Holding Co.	771,397	0.1
3,939		American National Bankshares, Inc.	98,633	0.0
22,706		Ameris Bancorp.	535,635	0.1
6,661		Amerisafe, Inc.	407,387	0.1
3,195		Ames National Corp.	63,069	0.0
36,528		Anworth Mortgage Asset Corp.	62,098	0.0
53,668	(1)	Apollo Commercial Real Estate Finance, Inc.	526,483	0.1
35,837		Arbor Realty Trust, Inc.	331,134	0.1
11,663		Ares Commercial Real Estate Corp.	106,367	0.0
11,179		Argo Group International Holdings Ltd.	389,365	0.1
14,150	(1)	Arlington Asset Investment Corp.	42,025	0.0
21,896		ARMOUR Residential REIT, Inc.	205,603	0.0
5,055		Arrow Financial Corp.	150,285	0.0
18,862		Artisan Partners Asset Management, Inc.	613,015	0.1
5,837	(1),(2)	Assetmark Financial Holdings, Inc.	159,292	0.0
7,714	(2)	Atlantic Capital Bancshares, Inc.	93,802	0.0
27,455		Atlantic Union Bankshares Corp.	635,858	0.1
2,849	(2)	Atlanticus Holdings Corp.	29,459	0.0
928	(1)	Auburn National BanCorp, Inc.	52,980	0.0
20,408	(1),(2)	Axos Financial, Inc.	450,609	0.1
7,203		B. Riley Financial, Inc.	156,737	0.0
15,783		Banc of California, Inc.	170,930	0.0
6,722		Bancfirst Corp.	272,712	0.1
18,253	(2)	Bancorp, Inc.	178,879	0.0
34,326	(1)	BancorpSouth Bank	780,573	0.1
2,217	(1)	Bank First Corp.	142,110	0.0
5,181		Bank of Commerce Holdings	39,272	0.0
5,148		Bank of Marin Bancorp	171,583	0.0
18,459		Bank of NT Butterfield & Son Ltd.	450,215	0.1
1,430		Bank of Princeton/The	28,714	0.0
5,040		BankFinancial Corp.	42,336	0.0
32,395		BankUnited, Inc.	655,999	0.1
1,999		Bankwell Financial Group, Inc.	31,784	0.0
12,265		Banner Corp.	466,070	0.1
5,459		Bar Harbor Bankshares	122,227	0.0
3,512	(2)	Baycom Corp.	45,340	0.0
5,034		BCB Bancorp, Inc.	46,716	0.0
3,678	(1),(2)	Benefytt Technologies, Inc.	75,252	0.0
15,704		Berkshire Hills Bancorp, Inc.	173,058	0.0
102,897		BGC Partners, Inc.	281,938	0.1
47,360	(1)	Blackstone Mortgage Trust, Inc.	1,140,902	0.2
10,628		Banco Latinoamericano de Comercio Exterior SA	122,222	0.0
17,568	(2)	Blucora, Inc.	200,627	0.0
28,787		Boston Private Financial Holdings, Inc.	198,055	0.0
6,357		Bridge Bancorp, Inc.	145,194	0.0
8,894	(2)	Bridgewater Bancshares, Inc.	91,163	0.0
22,610		Brightsphere Investment Group, Inc.	281,721	0.1
44,367		Broadmark Realty Capital, Inc.	420,155	0.1
28,159		Brookline Bancorp, Inc.	283,843	0.1
7,020	(1),(2)	BRP Group, Inc.	121,235	0.0
7,290		Bryn Mawr Bank Corp.	201,641	0.0
4,685		Business First Bancshares, Inc.	71,915	0.0
8,913		Byline Bancorp, Inc.	116,760	0.0
1,108		C&F Financial Corp.	36,841	0.0
43,945		Cadence BanCorp	389,353	0.1
11,689	(2),(3),(4)	Calamos Asset Management, Inc.	–	–
2,772	(2)	California Bancorp, Inc.	41,303	0.0
2,292		Cambridge Bancorp	135,778	0.0
5,506		Camden National Corp.	190,177	0.0
29,068	(2)	Cannae Holdings, Inc.	1,194,695	0.2
2,285	(2)	Capital Bancorp, Inc.	24,449	0.0
5,153		Capital City Bank Group, Inc.	107,955	0.0
46,253		Capitol Federal Financial, Inc.	509,246	0.1
6,197		Capstar Financial Holdings, Inc.	74,364	0.0
34,148		Capstead Mortgage Corp.	187,473	0.0
7,804		Carter Bank & Trust	62,978	0.0
26,403		Cathay General Bancorp.	694,399	0.1
6,800		CBTX, Inc.	142,800	0.0
10,156		Central Pacific Financial Corp.	162,801	0.0
4,176	(1)	Central Valley Community Bancorp	64,269	0.0
1,082		Century Bancorp, Inc./MA	84,093	0.0
997		Chemung Financial Corp.	27,218	0.0
5,574		Cherry Hill Mortgage Investment Corp.	50,277	0.0
66,321		Chimera Investment Corp.	637,345	0.1
2,739		ChoiceOne Financial Services, Inc.	80,965	0.0
33,751		CIT Group, Inc.	699,658	0.1
4,932		Citizens & Northern Corp.	101,846	0.0
17,754	(1),(2)	Citizens, Inc.	106,346	0.0
5,614		City Holding Co.	365,864	0.1
5,722		Civista Bancshares, Inc.	88,119	0.0
5,315		CNB Financial Corp.	95,298	0.0
50,538		CNO Financial Group, Inc.	786,877	0.1
2,603	(2)	Coastal Financial Corp./WA	37,796	0.0
3,324		Codorus Valley Bancorp, Inc.	45,971	0.0
8,518		Cohen & Steers, Inc.	579,650	0.1
29,550		Colony Credit Real Estate, Inc.	207,441	0.0
24,984		Columbia Banking System, Inc.	708,171	0.1
18,966	(2)	Columbia Financial, Inc.	264,671	0.1

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS AS OF June 30, 2020 (Unaudited) (CONTINUED)

17,483	(1)	Community Bank System, Inc.	996,881	0.2
7,660		Community Bankers Trust Corp.	42,130	0.0
2,333		Community Financial Corp./The	56,925	0.0
6,013		Community Trust Bancorp, Inc.	196,986	0.0
12,686		ConnectOne Bancorp, Inc.	204,498	0.0
1,961		County Bancorp, Inc.	41,044	0.0
9,708	(1)	Cowen, Inc.	157,367	0.0
4,835		Crawford & Co.	38,148	0.0
16,650	(2)	CrossFirst Bankshares, Inc.	162,837	0.0
5,981		Curo Group Holdings Corp.	48,865	0.0
9,934	(2)	Customers Bancorp, Inc.	119,407	0.0
45,808		CVB Financial Corp.	858,442	0.1
1,161		Diamond Hill Investment Group, Inc.	131,971	0.0
10,981		Dime Community Bancshares	150,769	0.0
3,832		Donegal Group, Inc.	54,491	0.0
10,808	(2)	Donnelley Financial Solutions, Inc.	90,787	0.0
8,481	(1)	Dynex Capital, Inc.	121,278	0.0
11,417		Eagle Bancorp, Inc.	373,907	0.1
8,783	(2)	eHealth, Inc.	862,842	0.2
14,638	(1)	Ellington Financial, Inc.	172,436	0.0
10,826		Employers Holdings, Inc.	326,404	0.1
10,790	(1),(2)	Encore Capital Group, Inc.	368,802	0.1
11,167	(2)	Enova International, Inc.	166,053	0.0
4,056	(2)	Enstar Group Ltd.	619,635	0.1
3,325		Enterprise Bancorp, Inc./MA	79,202	0.0
8,790		Enterprise Financial Services Corp.	273,545	0.1
5,351	(2)	Equity Bancshares, Inc.	93,321	0.0
2,164	(2)	Esquire Financial Holdings, Inc.	36,572	0.0
2,732		ESSA Bancorp, Inc.	38,029	0.0
37,264		Essent Group Ltd.	1,351,565	0.2
1,689		Evans Bancorp, Inc.	39,286	0.0
17,579	(1),(2)	Ezcorp, Inc.	110,748	0.0
3,965	(1)	Farmers & Merchants Bancorp, Inc./Archbold OH	84,217	0.0
10,042		Farmers National Banc Corp.	119,098	0.0
6,331	(1)	FB Financial Corp.	156,819	0.0
3,504		FBL Financial Group, Inc.	125,759	0.0
3,248		Federal Agricultural Mortgage Corp.	207,904	0.0
32,999		Federated Hermes, Inc.	782,076	0.1
3,821		FedNat Holding Co.	42,298	0.0
1,472		Fidelity D&D Bancorp, Inc.	70,788	0.0
5,764		Financial Institutions, Inc.	107,268	0.0
3,719		First Bancorp, Inc./ME	80,702	0.0
74,954		First BanCorp. Puerto Rico	418,993	0.1
10,442		First BanCorp. Southern Pines NC	261,885	0.1
7,342		First Bancshares, Inc./The	165,195	0.0
5,194		First Bank/Hamilton NJ	33,865	0.0
18,558		First Busey Corp.	346,107	0.1
2,610		First Business Financial Services, Inc.	42,935	0.0
1,239	(1)	First Capital, Inc.	86,073	0.0
3,719		First Choice Bancorp	60,917	0.0
35,356		First Commonwealth Financial Corp.	292,748	0.1
6,647	(1)	First Community Bancshares, Inc.	149,225	0.0
34,110		First Financial Bancorp.	473,788	0.1
44,343	(1)	First Financial Bankshares, Inc.	1,281,069	0.2
4,995		First Financial Corp.	184,016	0.0
14,201		First Foundation, Inc.	232,044	0.1
3,353		First Internet Bancorp	55,727	0.0
14,295		First Interstate Bancsystem, Inc.	442,573	0.1
18,899		First Merchants Corp.	521,045	0.1
5,637		First Mid Bancshares, Inc.	147,859	0.0
37,254		First Midwest Bancorp., Inc.	497,341	0.1
2,447		First Northwest Bancorp	30,392	0.0
8,796		First of Long Island Corp.	143,727	0.0
14,213		FirstCash, Inc.	959,093	0.2
12,325		Flagstar Bancorp, Inc.	362,725	0.1
10,062		Flushing Financial Corp.	115,914	0.0
5,435		FNCB Bancorp, Inc.	31,251	0.0
10,849	(1),(2)	Focus Financial Partners, Inc.	358,559	0.1
5,046		Franklin Financial Network, Inc.	129,935	0.0
1,167		Franklin Financial Services Corp.	30,225	0.0
1,406		FS Bancorp, Inc.	54,229	0.0
55,494	(1)	Fulton Financial Corp.	584,352	0.1
4,197	(2)	FVCBankcorp, Inc.	45,160	0.0
7,154	(1)	GAIN Capital Holdings, Inc.	43,067	0.0
1,492		GAMCO Investors, Inc.	19,859	0.0
175,997	(2)	Genworth Financial, Inc.	406,553	0.1
9,179		German American Bancorp, Inc.	285,467	0.1
33,637		Glacier Bancorp., Inc.	1,187,050	0.2
2,937		Global Indemnity Ltd.	70,312	0.0
4,526	(1),(2)	Goosehead Insurance, Inc.	340,174	0.1
18,812	(1)	Granite Point Mortgage Trust, Inc.	135,070	0.0
5,519	(1)	Great Ajax Corp.	50,775	0.0
4,301		Great Southern Bancorp., Inc.	173,588	0.0
19,608		Great Western Bancorp, Inc.	269,806	0.1
17,648	(2)	Green Dot Corp.	866,164	0.2
5,223	(1)	Greenhill & Co., Inc.	52,178	0.0
11,019	(1),(2)	Greenlight Capital Re Ltd.	71,844	0.0
2,965		Guaranty Bancshares, Inc./TX	76,705	0.0
7,500		Hamilton Lane, Inc.	505,275	0.1
29,932		Hancock Whitney Corp.	634,558	0.1
10,609		Hanmi Financial Corp.	103,013	0.0

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS AS OF June 30, 2020 (Unaudited) (CONTINUED)

24,964	(1)	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	710,475	0.1
25,379	(2)	HarborOne Bancorp, Inc.	216,737	0.0
1,846		Hawthorn Bancshares, Inc.	36,352	0.0
2,241	(1)	HCI Group, Inc.	103,489	0.0
12,391		Heartland Financial USA, Inc.	414,355	0.1
20,627		Heritage Commerce Corp.	154,806	0.0
12,910		Heritage Financial Corp.	258,200	0.1
9,078		Heritage Insurance Holdings, Inc.	118,831	0.0
24,472		Hilltop Holdings, Inc.	451,508	0.1
512		Hingham Institution for Savings	85,903	0.0
2,655		Home Bancorp, Inc.	71,021	0.0
53,618	(1)	Home Bancshares, Inc./Conway AR	824,645	0.1
8,074		HomeStreet, Inc.	198,701	0.0
5,999		HomeTrust Bancshares, Inc.	95,984	0.0
41,939		Hope Bancorp, Inc.	386,678	0.1
14,407		Horace Mann Educators Corp.	529,169	0.1
14,404		Horizon Bancorp, Inc.	153,979	0.0
15,257		Houlihan Lokey, Inc.	848,899	0.1
4,360	(2)	Howard Bancorp, Inc.	46,303	0.0
18,021		Iberiabank Corp.	820,676	0.1
1,660		Independence Holding Co.	50,779	0.0
11,465		Independent Bank Corp.	769,187	0.1
7,832		Independent Bank Corp. Michigan	116,305	0.0
12,363	(1)	Independent Bank Group, Inc.	500,949	0.1
19,236		International Bancshares Corp.	615,937	0.1
5,650	(2)	Intl. FCStone, Inc.	310,750	0.1
57,992	(1)	Invesco Mortgage Capital, Inc.	216,890	0.0
3,190		Investar Holding Corp.	46,255	0.0
78,257		Investors Bancorp, Inc.	665,185	0.1
474		Investors Title Co.	57,506	0.0
10,331		James River Group Holdings Ltd.	464,895	0.1
27,975		Kearny Financial Corp./MD	228,836	0.1
7,170		Kinsale Capital Group, Inc.	1,112,856	0.2
10,447	(1)	KKR Real Estate Finance Trust, Inc.	173,211	0.0
36,346		Ladder Capital Corp.	294,403	0.1
18,867		Lakeland Bancorp, Inc.	215,650	0.0
8,662		Lakeland Financial Corp.	403,563	0.1
4,441		LCNB Corp.	70,878	0.0
23,251	(2)	LendingClub Corp.	105,792	0.0
1,575		Level One Bancorp, Inc.	26,366	0.0
9,738	(1)	Live Oak Bancshares, Inc.	141,298	0.0
6,572		Luther Burbank Corp.	65,720	0.0
9,791		Macatawa Bank Corp.	76,566	0.0
2,609		Mackinac Financial Corp.	27,055	0.0
1,853	(2)	MainStreet Bancshares, Inc.	24,460	0.0
26,200	(1),(2)	MBIA, Inc.	189,950	0.0
5,930		Mercantile Bank Corp.	134,018	0.0
3,211		Merchants Bancorp/IN	59,371	0.0
17,651		Meridian Bancorp, Inc.	204,752	0.0
11,867		Meta Financial Group, Inc.	215,623	0.0
6,023	(1)	Metrocity Bankshares, Inc.	86,310	0.0
2,742	(2)	Metropolitan Bank Holding Corp.	87,963	0.0
153,312		MFA Financial, Inc.	381,747	0.1
2,298		Mid Penn Bancorp, Inc.	42,352	0.0
7,776		Midland States Bancorp, Inc.	116,251	0.0
5,237		MidWestOne Financial Group, Inc.	104,740	0.0
1,559	(2)	MMA Capital Holdings, Inc.	36,044	0.0
18,366	(1)	Moelis & Co.	572,285	0.1
26,796	(2)	Mr Cooper Group, Inc.	333,342	0.1
3,207		MVB Financial Corp.	42,653	0.0
10,520		National Bank Holdings Corp.	284,040	0.1
2,267		National Bankshares, Inc.	64,836	0.0
23,624		National General Holdings Corp.	510,515	0.1
871		National Western Life Group, Inc.	176,978	0.0
64,802		Navient Corp.	455,558	0.1
14,949		NBT Bancorp., Inc.	459,831	0.1
6,291		Nelnet, Inc.	300,332	0.1
133,316	(1)	New York Mortgage Trust, Inc.	347,955	0.1
3,435	(2)	NI Holdings, Inc.	50,735	0.0
3,522	(2)	Nicolet Bankshares, Inc.	193,006	0.0
23,102	(2)	NMI Holdings, Inc.	371,480	0.1
2,773		Northeast Bank	48,666	0.0
16,784		Northfield Bancorp, Inc.	193,352	0.0
1,854		Northrim BanCorp, Inc.	46,610	0.0
40,030		Northwest Bancshares, Inc.	409,307	0.1
2,123		Norwood Financial Corp.	52,629	0.0
2,146	(1)	Oak Valley Bancorp	27,211	0.0
19,707		OceanFirst Financial Corp.	347,434	0.1
18,153		OFG Bancorp	242,706	0.1
1,167		Ohio Valley Banc Corp.	26,316	0.0
58,072		Old National Bancorp.	799,071	0.1
10,346		Old Second Bancorp, Inc.	80,492	0.0
4,003		OP Bancorp	27,621	0.0
7,024	(2)	Oportun Financial Corp.	94,403	0.0
3,248		Oppenheimer Holdings, Inc.	70,774	0.0
24,172	(1)	Orchid Island Capital, Inc.	113,850	0.0
7,555		Origin Bancorp, Inc.	166,210	0.0
3,774		Orrstown Financial Services, Inc.	55,667	0.0
28,847		Pacific Premier Bancorp, Inc.	625,403	0.1
6,690	(2)	Palomar Holdings, Inc.	573,734	0.1
4,719	(1)	Park National Corp.	332,123	0.1
3,913		Parke Bancorp, Inc.	53,021	0.0
3,853	(1)	PCB Bancorp	39,686	0.0
5,623		PCSB Financial Corp.	71,300	0.0
7,010		Peapack-Gladstone Financial Corp.	131,297	0.0
2,613		Penns Woods Bancorp, Inc.	59,341	0.0

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS AS OF June 30, 2020 (Unaudited) (CONTINUED)

16,109		PennyMac Financial Services, Inc.	673,195	0.1
34,491		PennyMac Mortgage Investment Trust	604,627	0.1
6,869		Peoples Bancorp., Inc.	146,172	0.0
1,312		Peoples Bancorp of North Carolina, Inc.	23,183	0.0
2,513		Peoples Financial Services Corp.	95,971	0.0
5,686		People's Utah Bancorp	127,764	0.0
3,373	(2)	Pioneer Bancorp, Inc./NY	30,863	0.0
6,328		Piper Sandler Cos	374,364	0.1
8,069		PJT Partners, Inc.	414,262	0.1
15,609	(2)	PRA Group, Inc.	603,444	0.1
5,025		Preferred Bank/Los Angeles CA	215,321	0.0
4,865		Premier Financial Bancorp, Inc.	62,369	0.0
13,449		Premier Financial Corp.	237,644	0.1
18,477		ProAssurance Corp.	267,362	0.1
2,318	(2)	ProSight Global, Inc.	20,630	0.0
2,881		Protective Insurance Corp.	43,417	0.0
1,562		Provident Financial Holdings, Inc.	20,946	0.0
21,375		Provident Financial Services, Inc.	308,869	0.1
3,030		Prudential Bancorp, Inc.	36,481	0.0
6,088		Pzena Investment Management, Inc.	33,119	0.0
5,698		QCR Holdings, Inc.	177,664	0.0
69,354		Radian Group, Inc.	1,075,681	0.2
5,926		RBB Bancorp	80,890	0.0
13,703		Ready Capital Corp.	119,079	0.0
1,344		Red River Bancshares, Inc.	58,988	0.0
39,869	(1)	Redwood Trust, Inc.	279,083	0.1
2,906	(2)	Regional Management Corp.	51,465	0.0
6,114		Reliant Bancorp, Inc.	99,597	0.0
19,454		Renasant Corp.	484,405	0.1
3,788		Republic Bancorp., Inc.	123,905	0.0
11,712	(1),(2)	Republic First Bancorp, Inc.	28,577	0.0
5,109		Richmond Mutual Bancorporation, Inc.	57,425	0.0
5,544		Riverview Bancorp, Inc.	31,324	0.0
13,739	(1)	RLI Corp.	1,127,972	0.2
13,534		S&T Bancorp, Inc.	317,372	0.1
7,886	(1)	Safeguard Scientifics, Inc.	55,202	0.0
5,172		Safety Insurance Group, Inc.	394,417	0.1
17,546		Sandy Spring Bancorp, Inc.	434,790	0.1
3,431		SB One Bancorp	67,591	0.0
6,426		Sculptor Capital Management, Inc.	83,088	0.0
17,858	(2)	Seacoast Banking Corp. of Florida	364,303	0.1
3,988	(2)	Select Bancorp, Inc.	32,462	0.0
20,048		Selective Insurance Group	1,057,332	0.2
16,662	(1)	ServisFirst Bancshares, Inc.	595,833	0.1
3,983		Shore Bancshares, Inc.	44,171	0.0
5,197		Sierra Bancorp.	98,119	0.0
3,572		Silvercrest Asset Management Group, Inc.	45,400	0.0
5,734	(2)	Silvergate Capital Corp.	80,276	0.0
38,288	(1)	Simmons First National Corp.	655,108	0.1
5,262		SmartFinancial, Inc.	85,139	0.0
3,857		South Plains Financial, Inc.	54,924	0.0
24,019		South State Corp.	1,144,746	0.2
2,587	(2)	Southern First Bancshares, Inc.	71,686	0.0
2,700		Southern Missouri Bancorp, Inc.	65,610	0.0
6,904		Southern National Bancorp of Virginia, Inc.	66,900	0.0
11,290		Southside Bancshares, Inc.	312,959	0.1
4,943	(2)	Spirit of Texas Bancshares, Inc.	60,848	0.0
6,185		State Auto Financial Corp.	110,402	0.0
8,275		Stewart Information Services Corp.	269,020	0.1
22,743	(1)	Stifel Financial Corp.	1,078,700	0.2
7,401		Stock Yards Bancorp, Inc.	297,520	0.1
3,958		Summit Financial Group, Inc.	65,228	0.0
2,946		Territorial Bancorp, Inc.	70,085	0.0
17,279	(2)	Texas Capital Bancshares, Inc.	533,403	0.1
27,237	(2)	Third Point Reinsurance Ltd.	204,550	0.0
2,410		Timberland Bancorp, Inc./WA	43,886	0.0
8,916		Tiptree Financial, Inc.	57,508	0.0
5,161	(1)	Tompkins Financial Corp.	334,278	0.1
23,705		TowneBank/Portsmouth VA	446,602	0.1
19,794		TPG RE Finance Trust, Inc.	170,228	0.0
9,676		Trico Bancshares	294,634	0.1
10,056	(2)	Tristate Capital Holdings, Inc.	157,980	0.0
7,944	(2)	Triumph Bancorp, Inc.	192,801	0.0
10,173	(1),(2)	Trupanion, Inc.	434,285	0.1
34,072		Trustco Bank Corp.	215,676	0.0
22,335		Trustmark Corp.	547,654	0.1
93,081	(1)	Two Harbors Investment Corp.	469,128	0.1
15,212		UMB Financial Corp.	784,179	0.1
42,293		United Bankshares, Inc.	1,169,824	0.2
27,454		United Community Banks, Inc./GA	552,374	0.1
7,584		United Fire Group, Inc.	210,153	0.0
7,286		United Insurance Holdings Corp.	56,977	0.0
3,739		United Security Bancshares/Fresno CA	25,014	0.0
2,703		Unity Bancorp, Inc.	38,653	0.0
10,419	(1)	Universal Insurance Holdings, Inc.	184,937	0.0
11,037		Univest Financial Corp.	178,137	0.0
133,087		Valley National Bancorp	1,040,740	0.2
17,541		Veritex Holdings, Inc.	310,476	0.1
2,584		Virtus Investment Partners, Inc.	300,493	0.1

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS AS OF June 30, 2020 (Unaudited) (CONTINUED)

23,137	(1)	Waddell & Reed Financial, Inc.	358,855	0.1
9,678		Walker & Dunlop, Inc.	491,739	0.1
26,613		Washington Federal, Inc.	714,293	0.1
5,604		Washington Trust Bancorp, Inc.	183,531	0.0
8,831		Waterstone Financial, Inc.	130,964	0.0
6,327	(2)	Watford Holdings Ltd.	105,598	0.0
22,709		WesBanco, Inc.	461,220	0.1
5,758		West Bancorporation, Inc.	100,707	0.0
9,016		Westamerica Bancorp.	517,699	0.1
17,960	(1)	Western Asset Mortgage Capital Corp.	49,210	0.0
8,864		Western New England Bancorp, Inc.	51,323	0.0
2,758		Westwood Holdings Group, Inc.	43,439	0.0
49,018	(1)	WisdomTree Investments, Inc.	170,092	0.0
1,898	(1),(2)	World Acceptance Corp.	124,357	0.0
17,822		WSFS Financial Corp.	511,491	0.1
			100,453,809	15.9

		Health Care: 20.0%
7,331	(1),(2)	1Life Healthcare, Inc.	266,262	0.1
902	(1),(2)	89bio, Inc.	17,977	0.0
21,422	(2)	Abeona Therapeutics, Inc.	62,445	0.0
10,558	(1),(2)	Accelerate Diagnostics, Inc.	160,059	0.0
31,649	(1),(2)	Accuray, Inc.	64,247	0.0
26,434	(1),(2)	AcelRx Pharmaceuticals, Inc.	31,985	0.0
4,934	(2)	Addus HomeCare Corp.	456,691	0.1
25,312	(1),(2)	Adverum Biotechnologies, Inc.	528,515	0.1
24,313	(1),(2)	ADMA Biologics, Inc.	71,237	0.0
22,950	(1),(2)	Aduro Biotech, Inc.	53,015	0.0
15,328	(2)	Aeglea BioTherapeutics, Inc.	141,784	0.0
14,694	(1),(2)	Aerie Pharmaceuticals, Inc.	216,883	0.0
25,520	(2)	Affimed NV	117,775	0.0
48,803	(1),(2)	Agenus, Inc.	191,796	0.0
23,899	(2)	Agile Therapeutics, Inc.	66,439	0.0
15,977	(1),(2)	Aimmune Therapeutics, Inc.	266,976	0.1
5,675	(1),(2)	Akcea Therapeutics, Inc.	77,748	0.0
45,334	(2)	Akebia Therapeutics, Inc.	615,636	0.1
3,914	(2)	Akero Therapeutics, Inc.	97,537	0.0
4,797	(2)	Albireo Pharma, Inc.	127,073	0.0
15,989	(1),(2)	Alector, Inc.	390,771	0.1
8,398	(1),(2)	Allakos, Inc.	603,480	0.1
16,633	(1),(2)	Allogene Therapeutics, Inc.	712,225	0.1
56,811	(1),(2)	Allscripts Healthcare Solutions, Inc.	384,610	0.1
15,571	(2)	Alphatec Holdings, Inc.	73,184	0.0
11,795	(1),(2)	AMAG Pharmaceuticals, Inc.	90,232	0.0
6,151	(2)	American Renal Associates Holdings, Inc.	40,105	0.0
88,312	(1),(2)	Amicus Therapeutics, Inc.	1,331,745	0.2
16,012	(1),(2)	AMN Healthcare Services, Inc.	724,383	0.1
40,941	(1),(2)	Amneal Pharmaceuticals, Inc.	194,879	0.0
12,853	(2)	Amphastar Pharmaceuticals, Inc.	288,678	0.1
8,554	(1),(2)	AnaptysBio, Inc.	191,096	0.0
18,569	(1),(2)	Anavex Life Sciences Corp.	91,359	0.0
13,049	(2)	Angiodynamics, Inc.	132,708	0.0
3,223	(2)	ANI Pharmaceuticals, Inc.	104,232	0.0
4,853	(2)	Anika Therapeutics, Inc.	183,104	0.0
59,179	(2)	Antares Pharma, Inc.	162,742	0.0
20,857	(2)	Apellis Pharmaceuticals, Inc.	681,190	0.1
2,640	(2)	Apollo Medical Holdings, Inc.	43,560	0.0
8,400	(2)	Applied Genetic Technologies Corp./DE	46,536	0.0
4,658	(2)	Applied Therapeutics, Inc.	168,387	0.0
2,445	(1),(2)	Aprea Therapeutics, Inc.	94,817	0.0
10,334	(2)	Aptinyx, Inc.	43,093	0.0
12,594	(2)	Apyx Medical Corp.	69,897	0.0
7,976	(1),(2)	Aquestive Therapeutics, Inc.	38,763	0.0
4,406	(2)	Aravive, Inc.	51,286	0.0
4,499	(2)	Arcturus Therapeutics Holdings, Inc.	210,283	0.0
11,456	(2)	Arcus Biosciences, Inc.	283,421	0.1
3,601	(1),(2)	Arcutis Biotherapeutics, Inc.	108,894	0.0
25,978	(2)	Ardelyx, Inc.	179,768	0.0
19,398	(2)	Arena Pharmaceuticals, Inc.	1,221,104	0.2
34,680	(1),(2)	Arrowhead Pharmaceuticals, Inc.	1,497,829	0.2
10,157	(1),(2)	Arvinas, Inc.	340,666	0.1
16,774	(2)	Aspira Women's Health, Inc.	64,412	0.0
10,799	(2)	Assembly Biosciences, Inc.	251,833	0.1
19,970	(1),(2)	Atara Biotherapeutics, Inc.	290,963	0.1
25,862	(1),(2)	Athenex, Inc.	355,861	0.1
60,149	(1),(2)	Athersys, Inc.	166,011	0.0
7,503	(1),(2)	Atreca, Inc.	159,664	0.0
13,338	(2)	AtriCure, Inc.	599,543	0.1
497	(1)	Atrion Corp.	316,594	0.1
16,535	(2)	Avanos Medical, Inc.	485,964	0.1
20,539	(1),(2)	Avid Bioservices, Inc.	134,839	0.0
10,851	(2)	Avrobio, Inc.	189,350	0.0
12,642	(2)	AxoGen, Inc.	116,812	0.0
10,488	(1),(2)	Axonics Modulation Technologies, Inc.	368,234	0.1
9,606	(1),(2)	Axsome Therapeutics, Inc.	790,382	0.1
4,482	(1),(2)	Beam Therapeutics, Inc.	125,496	0.0
5,830	(2)	Beyond Air, Inc.	42,268	0.0
4,898	(2)	Beyondspring, Inc.	73,862	0.0
52,955	(1),(2)	BioCryst Pharmaceuticals, Inc.	252,331	0.1
31,217	(2)	BioDelivery Sciences International, Inc.	136,106	0.0
16,293	(1),(2)	Biohaven Pharmaceutical Holding Co. Ltd.	1,191,181	0.2
2,659	(1),(2)	BioLife Solutions, Inc.	43,475	0.0

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS AS OF June 30, 2020 (Unaudited) (CONTINUED)

6,885	(2)	BioSig Technologies, Inc.	49,572	0.0
2,265	(2)	BioSpecifics Technologies Corp.	138,799	0.0
11,584	(1),(2)	BioTelemetry, Inc.	523,481	0.1
3,676	(2)	Bioxcel Therapeutics, Inc.	194,865	0.0
4,343	(1),(2)	Black Diamond Therapeutics, Inc.	183,101	0.0
18,804	(2)	Blueprint Medicines Corp.	1,466,712	0.2
9,391	(1),(2)	BrainStorm Cell Therapeutics, Inc.	105,273	0.0
25,717	(1),(2)	Bridgebio Pharma, Inc.	838,631	0.1
63,475	(2)	Brookdale Senior Living, Inc.	187,251	0.0
5,130	(2)	Cabaletta Bio, Inc.	57,148	0.0
23,068	(2)	Calithera Biosciences, Inc.	121,799	0.0
13,023	(1)	Cantel Medical Corp.	576,007	0.1
14,521	(1),(2)	Cara Therapeutics, Inc.	248,309	0.1
12,093	(2)	Cardiovascular Systems, Inc.	381,534	0.1
14,827	(2)	CareDx, Inc.	525,321	0.1
21,010	(2)	CASI Pharmaceuticals, Inc.	52,525	0.0
13,065	(2)	Cassava Sciences, Inc.	40,240	0.0
3,527	(1),(2)	Castle Biosciences, Inc.	132,933	0.0
6,731	(2)	Catalyst Biosciences, Inc.	39,511	0.0
33,433	(2)	Catalyst Pharmaceuticals, Inc.	154,460	0.0
2,785	(1),(2)	Catasys, Inc.	68,901	0.0
4,820	(2)	Cellular Biomedicine Group, Inc.	72,155	0.0
11,340	(1),(2)	CEL-SCI Corp.	169,193	0.0
55,671	(2)	Cerus Corp.	367,429	0.1
10,158	(2)	Checkpoint Therapeutics, Inc.	20,113	0.0
15,392	(2)	ChemoCentryx, Inc.	885,656	0.2
13,462	(2)	Chiasma, Inc.	72,426	0.0
16,768	(2)	Chimerix, Inc.	51,981	0.0
14,399	(1),(2)	ChromaDex Corp.	66,091	0.0
25,103	(1),(2)	Clovis Oncology, Inc.	169,445	0.0
19,148	(1),(2)	Codexis, Inc.	218,287	0.0
8,848	(1),(2)	Co-Diagnostics, Inc.	171,209	0.0
21,372	(1),(2)	Coherus Biosciences, Inc.	381,704	0.1
11,860	(1),(2)	Collegium Pharmaceutical, Inc.	207,550	0.0
29,800	(1),(2)	Community Health Systems, Inc.	89,698	0.0
4,843		Computer Programs & Systems, Inc.	110,372	0.0
10,083	(2)	Concert Pharmaceuticals, Inc.	100,326	0.0
9,420		Conmed Corp.	678,146	0.1
9,369	(1),(2)	Constellation Pharmaceuticals, Inc.	281,538	0.1
5,372	(2)	ContraFect Corp.	34,327	0.0
23,946	(1),(2)	Corbus Pharmaceuticals Holdings, Inc.	200,907	0.0
33,344	(1),(2)	Corcept Therapeutics, Inc.	560,846	0.1
10,033	(1),(2)	CorMedix, Inc.	63,208	0.0
5,470	(2)	Cortexyme, Inc.	253,261	0.1
3,194	(2)	Corvel Corp.	226,423	0.0
33,958	(2)	Covetrus, Inc.	607,509	0.1
9,568	(2)	Crinetics Pharmaceuticals, Inc.	167,631	0.0
12,492	(2)	Cross Country Healthcare, Inc.	76,951	0.0
13,012	(1),(2)	CryoLife, Inc.	249,440	0.1
11,456	(1),(2)	CryoPort, Inc.	346,544	0.1
9,770	(2)	Cue Biopharma, Inc.	239,463	0.1
5,500	(2)	Cutera, Inc.	66,935	0.0
8,176	(2)	Cyclerion Therapeutics, Inc.	48,320	0.0
23,984	(2)	Cymabay Therapeutics, Inc.	83,704	0.0
19,445	(1),(2)	Cytokinetics, Inc.	458,319	0.1
15,597	(2)	CytomX Therapeutics, Inc.	129,923	0.0
11,711	(1),(2)	CytoSorbents Corp.	115,939	0.0
12,920	(2)	Deciphera Pharmaceuticals, Inc.	771,582	0.1
21,882	(1),(2)	Denali Therapeutics, Inc.	529,107	0.1
2,856	(2)	DermTech, Inc.	37,785	0.0
22,628	(2)	Dicerna Pharmaceuticals, Inc.	574,751	0.1
69,306	(2)	Durect Corp.	160,790	0.0
6,907	(2)	Dyadic International, Inc.	59,815	0.0
31,040	(1),(2)	Dynavax Technologies Corp.	275,325	0.1
3,730	(2)	Eagle Pharmaceuticals, Inc./DE	178,965	0.0
19,256	(1),(2)	Editas Medicine, Inc.	569,592	0.1
3,898	(1),(2)	Eidos Therapeutics, Inc.	185,818	0.0
8,800	(2)	Eiger BioPharmaceuticals, Inc.	84,480	0.0
2,837	(2)	Electromed, Inc.	43,661	0.0
7,662	(2)	Eloxx Pharmaceuticals, Inc.	23,216	0.0
15,630	(2)	Emergent Biosolutions, Inc.	1,236,020	0.2
6,698	(1),(2)	Enanta Pharmaceuticals, Inc.	336,307	0.1
79,320	(1),(2)	Endo International PLC	272,068	0.1
17,603		Ensign Group, Inc.	736,686	0.1
14,441	(2)	Enzo Biochem, Inc.	32,348	0.0
31,034	(1),(2)	Epizyme, Inc.	498,406	0.1
8,909	(1),(2)	Esperion Therapeutics, Inc.	457,121	0.1
15,796	(2)	Evofem Biosciences, Inc.	44,703	0.0
26,639	(1),(2)	Evolent Health, Inc.	189,670	0.0
6,540	(1),(2)	Evolus, Inc.	34,662	0.0
22,794	(2)	Exicure, Inc.	55,617	0.0
21,686	(1),(2)	Fate Therapeutics, Inc.	744,047	0.1
8,394	(2)	Fennec Pharmaceuticals, Inc.	70,090	0.0
28,885	(1),(2)	FibroGen, Inc.	1,170,709	0.2
11,982	(2)	Five Prime Therapeutics, Inc.	73,090	0.0
12,253	(1),(2)	Flexion Therapeutics, Inc.	161,127	0.0
23,854	(2)	Fluidigm Corp.	95,655	0.0
2,380	(2)	FONAR Corp.	50,861	0.0
21,480	(2)	Fortress Biotech, Inc.	57,566	0.0
9,804	(1),(2)	Frequency Therapeutics, Inc.	227,943	0.0
4,415	(1),(2)	Fulcrum Therapeutics, Inc.	80,750	0.0
3,365	(2)	Fulgent Genetics, Inc.	53,840	0.0
12,002	(1),(2)	G1 Therapeutics, Inc.	291,169	0.1

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS AS OF June 30, 2020 (Unaudited) (CONTINUED)

13,619	(1),(2)	Galectin Therapeutics, Inc.	41,674	0.0
23,503	(2)	GenMark Diagnostics, Inc.	345,729	0.1
11,491	(2)	Genprex, Inc.	36,082	0.0
64,174	(2)	Geron Corp.	139,899	0.0
14,697	(1),(2)	Glaukos Corp.	564,659	0.1
11,126	(1),(2)	GlycoMimetics, Inc.	41,834	0.0
17,395	(1),(2)	Gossamer Bio, Inc.	226,135	0.0
10,495	(2)	Gritstone Oncology, Inc.	69,687	0.0
46,842	(1),(2)	Halozyme Therapeutics, Inc.	1,255,834	0.2
13,048	(2)	Hanger, Inc.	216,075	0.0
3,768	(2)	Harpoon Therapeutics, Inc.	62,549	0.0
11,171	(1),(2)	Health Catalyst, Inc.	325,858	0.1
24,126	(2)	HealthEquity, Inc.	1,415,472	0.2
9,489	(2)	HealthStream, Inc.	209,992	0.0
30,449	(1),(2)	Heron Therapeutics, Inc.	447,905	0.1
2,441	(1),(2)	Heska Corp.	227,428	0.0
30,377	(2)	HMS Holdings Corp.	983,911	0.2
12,120	(1),(2)	Homology Medicines, Inc.	184,103	0.0
4,523	(2)	Hookipa Pharma, Inc.	52,557	0.0
26,961	(2)	iBio, Inc.	59,853	0.0
7,600	(2)	iCAD, Inc.	75,924	0.0
4,220	(2)	Ideaya Biosciences, Inc.	59,966	0.0
2,489	(1),(2)	IGM Biosciences, Inc.	181,697	0.0
1,832	(2)	IMARA, Inc.	50,618	0.0
59,863	(2)	Immunogen, Inc.	275,370	0.1
6,572	(2)	Immunovant, Inc.	160,028	0.0
6,049	(2)	InfuSystem Holdings, Inc.	70,764	0.0
22,357	(2)	Innoviva, Inc.	312,551	0.1
6,306	(1),(2)	Inogen, Inc.	223,989	0.0
25,560	(1),(2)	Inovalon Holdings, Inc.	492,286	0.1
49,823	(1),(2)	Inovio Pharmaceuticals, Inc.	1,342,730	0.2
35,059	(2)	Insmed, Inc.	965,525	0.2
9,104	(1),(2)	Inspire Medical Systems, Inc.	792,230	0.1
11,271	(2)	Integer Holdings Corp.	823,347	0.1
15,270	(1),(2)	Intellia Therapeutics, Inc.	320,975	0.1
8,930	(1),(2)	Intercept Pharmaceuticals, Inc.	427,836	0.1
11,268	(2)	Intersect ENT, Inc.	152,569	0.0
19,296	(1),(2)	Intra-Cellular Therapies, Inc.	495,328	0.1
2,671	(2)	IntriCon Corp.	36,112	0.0
11,685	(1)	Invacare Corp.	74,433	0.0
39,903	(2)	Invitae Corp.	1,208,662	0.2
2,018	(2)	iRadimed Corp.	46,838	0.0
9,352	(1),(2)	iRhythm Technologies, Inc.	1,083,803	0.2
54,381	(1),(2)	Ironwood Pharmaceuticals, Inc.	561,212	0.1
15,815	(2)	IVERIC bio, Inc.	80,657	0.0
5,033	(1),(2)	Joint Corp./The	76,854	0.0
6,256	(1),(2)	Jounce Therapeutics, Inc.	43,166	0.0
56,675	(2)	Kadmon Holdings, Inc.	290,176	0.1
13,998	(1),(2)	Kala Pharmaceuticals, Inc.	147,119	0.0
3,772	(1),(2)	Kaleido Biosciences, Inc.	28,026	0.0
4,966	(2)	KalVista Pharmaceuticals, Inc.	60,089	0.0
5,354	(2)	Karuna Therapeutics, Inc.	596,757	0.1
24,293	(1),(2)	Karyopharm Therapeutics, Inc.	460,109	0.1
2,577	(1),(2)	Keros Therapeutics, Inc.	96,663	0.0
10,546	(2)	Kezar Life Sciences, Inc.	54,628	0.0
14,422	(2)	Kindred Biosciences, Inc.	64,755	0.0
6,740	(1),(2)	Kiniksa Pharmaceuticals Ltd.	171,735	0.0
10,028	(1),(2)	Kodiak Sciences, Inc.	542,715	0.1
4,054	(1),(2)	Krystal Biotech, Inc.	167,917	0.0
18,600	(2)	Kura Oncology, Inc.	303,180	0.1
7,024	(1),(2)	La Jolla Pharmaceutical Co.	29,922	0.0
11,224	(1),(2)	Lannett Co., Inc.	81,486	0.0
28,284	(2)	Lantheus Holdings, Inc.	404,465	0.1
6,033	(1)	LeMaitre Vascular, Inc.	159,271	0.0
12,922	(1),(2)	Lexicon Pharmaceuticals, Inc.	25,779	0.0
10,505	(2)	LHC Group, Inc.	1,831,232	0.3
5,860	(1),(2)	Ligand Pharmaceuticals, Inc.	655,441	0.1
7,267	(1),(2)	Liquidia Technologies, Inc.	61,188	0.0
16,804	(2)	LivaNova PLC	808,777	0.1
3,227	(2)	LogicBio Therapeutics, Inc.	27,300	0.0
14,562		Luminex Corp.	473,702	0.1
16,608	(2)	MacroGenics, Inc.	463,695	0.1
3,094	(2)	Madrigal Pharmaceuticals, Inc.	350,396	0.1
8,245	(2)	Magellan Health, Inc.	601,720	0.1
6,730	(2)	Magenta Therapeutics, Inc.	50,542	0.0
28,936	(1),(2)	Mallinckrodt PLC - W/I	77,548	0.0
74,356	(2)	MannKind Corp.	130,123	0.0
28,776	(2)	Marinus Pharmaceuticals, Inc.	73,091	0.0
14,614	(1),(2)	MediciNova, Inc.	79,208	0.0
28,816	(2)	Mednax, Inc.	492,754	0.1
9,537	(2)	Medpace Holdings, Inc.	887,132	0.2
36,673	(2)	MEI Pharma, Inc.	151,460	0.0
7,366	(2)	MeiraGTx Holdings plc	92,222	0.0
37,163	(2)	Menlo Therapeutics, Inc.	64,292	0.0
14,529	(2)	Meridian Bioscience, Inc.	338,380	0.1
18,603	(2)	Merit Medical Systems, Inc.	849,227	0.1
15,916	(2)	Mersana Therapeutics, Inc.	372,434	0.1
1,410	(1)	Mesa Laboratories, Inc.	305,688	0.1
17,452	(2)	Milestone Scientific, Inc.	34,031	0.0
11,655	(1),(2)	Minerva Neurosciences, Inc.	42,075	0.0
12,690	(1),(2)	Mirati Therapeutics, Inc.	1,448,817	0.2
1,751	(1),(2)	Mirum Pharmaceuticals, Inc.	34,074	0.0
5,620	(2)	Misonix, Inc.	76,263	0.0
8,560	(2)	Molecular Templates, Inc.	118,042	0.0
40,862	(1),(2)	Momenta Pharmaceuticals, Inc.	1,359,479	0.2
4,963	(1),(2)	Morphic Holding, Inc.	134,249	0.0
9,113	(2)	Mustang Bio, Inc.	28,979	0.0
17,217	(2)	MyoKardia, Inc.	1,663,507	0.3
24,998	(2)	Myriad Genetics, Inc.	283,477	0.1
13,280	(1),(2)	NanoString Technologies, Inc.	389,768	0.1
9,350	(2)	NantHealth, Inc.	42,823	0.0
9,939	(2)	NantKwest, Inc.	122,051	0.0
24,083	(2)	Natera, Inc.	1,200,778	0.2

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS AS OF June 30, 2020 (Unaudited) (CONTINUED)

4,383		National Healthcare Corp.	278,058	0.1
4,837		National Research Corp.	281,562	0.1
11,990	(2)	Natus Medical, Inc.	261,622	0.1
18,230	(2)	Neogen Corp.	1,414,648	0.2
36,044	(1),(2)	NeoGenomics, Inc.	1,116,643	0.2
10,304	(1),(2)	Neoleukin Therapeutics, Inc.	171,046	0.0
6,211	(2)	Neubase Therapeutics, Inc.	54,533	0.0
11,588	(1),(2)	Nevro Corp.	1,384,418	0.2
5,702	(1),(2)	NextCure, Inc.	122,251	0.0
19,097	(2)	NextGen Healthcare, Inc.	209,685	0.0
8,447	(2)	NGM Biopharmaceuticals, Inc.	166,744	0.0
20,204	(2)	Novavax, Inc.	1,684,003	0.3
17,893	(1),(2)	NuVasive, Inc.	995,924	0.2
14,648	(2)	Nymox Pharmaceutical Corp.	52,000	0.0
18,292	(1),(2)	Ocular Therapeutix, Inc.	152,372	0.0
4,862	(2)	Odonate Therapeutics, Inc.	205,857	0.0
18,218	(1),(2)	Omeros Corp.	268,169	0.1
14,771	(2)	Omnicell, Inc.	1,043,128	0.2
15,387	(2)	Oncocyte Corp.	29,389	0.0
136,614	(1),(2)	Opko Health, Inc.	465,854	0.1
4,921	(2)	OptimizeRx Corp.	64,121	0.0
10,872	(1),(2)	Optinose, Inc.	80,888	0.0
12,061	(2)	Option Care Health, Inc.	167,407	0.0
21,247	(2)	OraSure Technologies, Inc.	247,103	0.1
3,057	(2)	ORIC Pharmaceuticals, Inc.	103,113	0.0
6,568	(2)	Orthofix Medical, Inc.	210,176	0.0
4,244	(1),(2)	OrthoPediatrics Corp.	185,717	0.0
14,849	(2)	Ovid therapeutics, Inc.	109,437	0.0
21,198	(1)	Owens & Minor, Inc.	161,529	0.0
1,945	(1),(2)	Oyster Point Pharma, Inc.	56,172	0.0
52,046	(1),(2)	Pacific Biosciences of California, Inc.	179,559	0.0
14,235	(1),(2)	Pacira BioSciences, Inc.	746,910	0.1
14,483	(2)	Paratek Pharmaceuticals, Inc.	75,601	0.0
4,725	(2)	Passage Bio, Inc.	129,134	0.0
29,047	(1)	Patterson Cos., Inc.	639,034	0.1
17,899	(2)	PAVmed, Inc.	37,767	0.0
41,154	(2)	PDL BioPharma, Inc.	119,758	0.0
9,111	(2)	Pennant Group, Inc./The	205,909	0.0
6,993	(2)	Personalis, Inc.	90,699	0.0
7,067	(1),(2)	PetIQ, Inc.	246,214	0.1
11,957	(2)	Pfenex, Inc.	99,841	0.0
5,074	(1),(2)	PhaseBio Pharmaceuticals, Inc.	23,340	0.0
3,751	(2)	Phathom Pharmaceuticals, Inc.	123,445	0.0
7,128		Phibro Animal Health Corp.	187,253	0.0
9,786	(2)	Phreesia, Inc.	276,748	0.1
18,450	(2)	Pieris Pharmaceuticals, Inc.	57,195	0.0
26,854	(1),(2)	Portola Pharmaceuticals, Inc.	483,103	0.1
25,133	(1),(2)	Precigen, Inc.	125,414	0.0
16,289	(1),(2)	Precision BioSciences, Inc.	135,687	0.0
17,445	(2)	Prestige Consumer Healthcare, Inc.	655,234	0.1
5,296	(1),(2)	Prevail Therapeutics, Inc.	78,910	0.0
10,148	(1),(2)	Principia Biopharma, Inc.	606,749	0.1
9,104	(2)	Progyny, Inc.	234,974	0.1
7,920	(2)	Protagonist Therapeutics, Inc.	139,867	0.0
14,135	(2)	Prothena Corp. PLC	147,852	0.0
14,589	(2)	Provention Bio, Inc.	205,851	0.0
4,157	(2)	Providence Service Corp.	328,029	0.1
21,360	(2)	PTC Therapeutics, Inc.	1,083,806	0.2
6,028	(1),(2)	Pulse Biosciences, Inc.	63,053	0.0
10,617	(1),(2)	Puma Biotechnology, Inc.	110,735	0.0
6,898	(2)	Quanterix Corp.	188,936	0.0
20,756	(2)	Quotient Ltd.	153,594	0.0
36,470	(2)	R1 RCM, Inc.	406,641	0.1
16,131	(1),(2)	Radius Health, Inc.	219,866	0.0
14,961	(2)	RadNet, Inc.	237,431	0.1
3,844	(2)	RAPT Therapeutics, Inc.	111,553	0.0
6,375	(2)	Recro Pharma, Inc.	29,006	0.0
11,729	(1),(2)	REGENXBIO, Inc.	431,979	0.1
4,885	(2)	Relmada Therapeutics, Inc.	218,604	0.0
6,165	(2)	Replimune Group, Inc.	153,200	0.0
8,641	(2)	Repro-Med Systems, Inc.	77,596	0.0
5,791	(2)	Retractable Technologies, Inc.	40,653	0.0
14,722	(2)	Retrophin, Inc.	300,476	0.1
20,064	(1),(2)	Revance Therapeutics, Inc.	489,963	0.1
5,121	(1),(2)	REVOLUTION Medicines, Inc.	161,670	0.0
12,126	(2)	Rhythm Pharmaceuticals, Inc.	270,410	0.1
62,586	(2)	Rigel Pharmaceuticals, Inc.	114,532	0.0
11,762	(1),(2)	Rocket Pharmaceuticals, Inc.	246,179	0.1
22,953	(1),(2)	Rockwell Medical, Inc.	44,758	0.0
19,782	(2)	RTI Surgical Holdings, Inc.	62,907	0.0
13,165	(1),(2)	Rubius Therapeutics, Inc.	78,727	0.0
40,213	(1),(2)	Sangamo Therapeutics, Inc.	360,308	0.1
3,317	(2)	Satsuma Pharmaceuticals, Inc.	95,397	0.0
16,561	(2)	Savara, Inc.	41,237	0.0
8,147	(1),(2)	Scholar Rock Holding Corp.	148,357	0.0
4,816	(1),(2)	Schrodinger, Inc./United States	441,001	0.1
9,229	(2)	SeaSpine Holdings Corp.	96,628	0.0
38,212	(2)	Select Medical Holdings Corp.	562,863	0.1
23,588	(2)	Selecta Biosciences, Inc.	66,990	0.0
15,573	(2)	Seres Therapeutics, Inc.	74,127	0.0
5,495	(2)	Sharps Compliance Corp.	38,630	0.0
9,164	(1),(2)	Shockwave Medical, Inc.	434,099	0.1
9,438	(2)	SI-BONE, Inc.	150,442	0.0

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS AS OF June 30, 2020 (Unaudited) (CONTINUED)

15,786	(2)	Sientra, Inc.	61,092	0.0
20,994	(2)	SIGA Technologies, Inc.	124,075	0.0
10,986	(1),(2)	Silk Road Medical, Inc.	460,204	0.1
4,316	(1)	Simulations Plus, Inc.	258,183	0.1
7,515	(2)	Solid Biosciences, Inc.	22,019	0.0
1,877	(1),(2)	Soliton, Inc.	14,603	0.0
60,255	(1),(2)	Sorrento Therapeutics, Inc.	378,401	0.1
41,401	(2)	Spectrum Pharmaceuticals, Inc.	139,935	0.0
5,193	(2)	Spero Therapeutics, Inc.	70,261	0.0
7,350	(1),(2)	SpringWorks Therapeutics, Inc.	308,700	0.1
15,563	(1),(2)	Staar Surgical Co.	957,747	0.2
15,861	(1),(2)	Stereotaxis, Inc.	70,740	0.0
5,922	(1),(2)	Stoke Therapeutics, Inc.	141,121	0.0
13,316	(2)	Strongbridge Biopharma PLC	50,334	0.0
16,964	(2)	Supernus Pharmaceuticals, Inc.	402,895	0.1
8,351	(1),(2)	Surgery Partners, Inc.	96,621	0.0
4,740	(2)	SurModics, Inc.	204,958	0.0
3,738	(2)	Sutro Biopharma, Inc.	29,007	0.0
9,443	(2)	Syndax Pharmaceuticals, Inc.	139,945	0.0
14,766	(1),(2)	Syros Pharmaceuticals, Inc.	157,406	0.0
7,053	(1),(2)	Tabula Rasa HealthCare, Inc.	386,011	0.1
6,521	(1),(2)	Tactile Systems Technology, Inc.	270,165	0.1
5,898	(2)	TCR2 Therapeutics, Inc.	90,593	0.0
2,124	(2)	Tela Bio, Inc.	27,527	0.0
35,986	(2)	Tenet Healthcare Corp.	651,706	0.1
33,457	(1),(2)	TG Therapeutics, Inc.	651,742	0.1
83,093	(1),(2)	TherapeuticsMD, Inc.	103,866	0.0
16,943	(2)	Theravance Biopharma, Inc.	355,634	0.1
16,359	(1),(2)	Tivity Health, Inc.	185,347	0.0
17,482	(1),(2)	Translate Bio, Inc.	313,277	0.1
7,115	(1),(2)	TransMedics Group, Inc.	127,501	0.0
10,242	(2)	Tricida, Inc.	281,450	0.1
8,295	(2)	Triple-S Management Corp.	157,771	0.0
9,617	(2)	Turning Point Therapeutics, Inc.	621,162	0.1
10,437	(1),(2)	Twist Bioscience Corp.	472,796	0.1
25,797	(2)	Tyme Technologies, Inc.	34,310	0.0
19,685	(1),(2)	Ultragenyx Pharmaceutical, Inc.	1,539,761	0.3
11,620	(1),(2)	UNITY Biotechnology, Inc.	100,862	0.0
6,774	(1),(2)	UroGen Pharma Ltd.	176,937	0.0
4,416	(1)	US Physical Therapy, Inc.	357,784	0.1
1,248		Utah Medical Products, Inc.	110,598	0.0
18,608	(2)	Vanda Pharmaceuticals, Inc.	212,876	0.0
6,673	(2)	Vapotherm, Inc.	273,526	0.1
13,068	(2)	Varex Imaging Corp.	197,980	0.0
15,097	(2)	Vaxart, Inc.	133,608	0.0
59,655	(2)	VBI Vaccines, Inc.	184,931	0.0
10,202	(2)	Venus Concept, Inc.	35,605	0.0
17,453	(2)	Veracyte, Inc.	452,033	0.1
56,145	(2)	Verastem, Inc.	96,569	0.0
15,892	(2)	Vericel Corp.	219,627	0.0
4,583	(2)	Verrica Pharmaceuticals, Inc.	50,459	0.0
6,890	(1),(2)	Viela Bio, Inc.	298,475	0.1
12,119	(1),(2)	Viemed Healthcare, Inc.	116,342	0.0
40,050	(1),(2)	ViewRay, Inc.	89,712	0.0
23,379	(1),(2)	Viking Therapeutics, Inc.	168,563	0.0
16,018	(2)	Vir Biotechnology, Inc.	656,257	0.1
11,157	(2)	Vocera Communications, Inc.	236,528	0.1
9,019	(2)	Voyager Therapeutics, Inc.	113,820	0.0
7,875	(1),(2)	WaVe Life Sciences Ltd.	81,979	0.0
44,461	(1),(2)	Wright Medical Group NV	1,321,381	0.2
6,156	(2)	X4 Pharmaceuticals, Inc.	57,374	0.0
4,949	(1),(2)	XBiotech, Inc.	67,851	0.0
19,328	(2)	Xencor, Inc.	626,034	0.1
13,203	(1),(2)	Xeris Pharmaceuticals, Inc.	35,120	0.0
10,416	(2)	Y-mAbs Therapeutics, Inc.	449,971	0.1
3,535	(2)	Zentalis Pharmaceuticals, Inc.	169,751	0.0
74,647	(1),(2)	ZIOPHARM Oncology, Inc.	244,842	0.1
19,377	(1),(2)	Zogenix, Inc.	523,373	0.1
5,741	(1),(2)	Zynex, Inc.	142,779	0.0
			126,696,848	20.0

		Industrials: 14.1%
14,204	(1)	AAON, Inc.	771,135	0.1
11,839		AAR Corp.	244,712	0.0
23,058		ABM Industries, Inc.	837,005	0.1
17,249	(2)	Acacia Research Corp.	70,548	0.0
33,546		ACCO Brands Corp.	238,177	0.0
24,551	(1),(2)	Advanced Disposal Services, Inc.	740,704	0.1
17,429		Advanced Drainage Systems, Inc.	860,993	0.1
11,043	(2)	Aegion Corp.	175,252	0.0
25,193	(1),(2)	Aerojet Rocketdyne Holdings, Inc.	998,651	0.2
7,434	(2)	Aerovironment, Inc.	591,969	0.1
20,363	(2)	Air Transport Services Group, Inc.	453,484	0.1
3,432		Alamo Group, Inc.	352,260	0.1
10,625		Albany International Corp.	623,794	0.1
4,518	(1)	Allegiant Travel Co.	493,411	0.1
2,659		Allied Motion Technologies, Inc.	93,863	0.0
4,138	(2)	Alpha Pro Tech Ltd.	73,243	0.0
22,328		Altra Industrial Motion Corp.	711,370	0.1
8,411	(1),(2)	Ameresco, Inc.	233,658	0.0
7,460	(1),(2)	American Superconductor Corp.	60,650	0.0
5,901	(2)	American Woodmark Corp.	446,411	0.1
48,786	(2),(5)	API Group Corp.	592,750	0.1
9,067		Apogee Enterprises, Inc.	208,904	0.0
13,294		Applied Industrial Technologies, Inc.	829,413	0.1
8,898		ArcBest Corp.	235,886	0.0
16,869		Arcosa, Inc.	711,872	0.1
5,112		Argan, Inc.	242,207	0.0
17,613	(2)	ASGN, Inc.	1,174,435	0.2
7,834		Astec Industries, Inc.	362,793	0.1
7,857	(2)	Astronics Corp.	82,970	0.0
16,522	(2)	Atkore International Group, Inc.	451,877	0.1
8,933	(2)	Atlas Air Worldwide Holdings, Inc.	384,387	0.1

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS AS OF June 30, 2020 (Unaudited) (CONTINUED)

19,727	(2)	Avis Budget Group, Inc.	451,551	0.1
9,145		AZZ, Inc.	313,856	0.1
16,386		Barnes Group, Inc.	648,230	0.1
2,525		Barrett Business Services, Inc.	134,153	0.0
18,913	(2)	Beacon Roofing Supply, Inc.	498,736	0.1
3,202		BG Staffing, Inc.	36,247	0.0
29,476	(1),(2)	Bloom Energy Corp.	320,699	0.1
5,349	(2)	Blue Bird Corp.	80,181	0.0
23,213	(2)	BMC Stock Holdings, Inc.	583,575	0.1
16,792		Brady Corp.	786,201	0.1
11,468	(2)	BrightView Holdings, Inc.	128,442	0.0
17,297		Brink's Co.	787,186	0.1
39,574	(2)	Builders FirstSource, Inc.	819,182	0.1
7,895		Caesarstone Ltd.	93,556	0.0
5,726	(2)	CAI International, Inc.	95,395	0.0
15,893	(2)	Casella Waste Systems, Inc.	828,343	0.1
17,807	(2)	CBIZ, Inc.	426,834	0.1
11,327	(2)	Ceco Environmental Corp.	74,645	0.0
12,526	(2)	Chart Industries, Inc.	607,386	0.1
6,421	(1),(2)	Cimpress PLC	490,179	0.1
7,108	(2)	CIRCOR International, Inc.	181,112	0.0
8,306		Columbus McKinnon Corp.	277,836	0.0
12,535		Comfort Systems USA, Inc.	510,801	0.1
8,053	(1),(2)	Concrete Pumping Holdings, Inc.	28,024	0.0
6,819	(1),(2)	Construction Partners, Inc.	121,105	0.0
15,792	(2)	Cornerstone Building Brands, Inc.	95,700	0.0
17,448		Costamare, Inc.	97,011	0.0
40,707		Covanta Holding Corp.	390,380	0.1
4,071	(2)	Covenant Transportation Group, Inc.	58,745	0.0
2,805		CRA International, Inc.	110,797	0.0
5,141		CSW Industrials, Inc.	355,294	0.1
10,883	(1)	Cubic Corp.	522,710	0.1
17,033	(2)	Daseke, Inc.	66,940	0.0
14,577		Deluxe Corp.	343,143	0.1
7,932		Douglas Dynamics, Inc.	278,572	0.1
3,737	(2)	Ducommun, Inc.	130,309	0.0
5,681	(2)	DXP Enterprises, Inc.	113,109	0.0
10,626	(2)	Dycom Industries, Inc.	434,497	0.1
14,096	(1),(2)	Eagle Bulk Shipping, Inc.	30,870	0.0
1,624		Eastern Co/The	29,021	0.0
9,372	(2)	Echo Global Logistics, Inc.	202,623	0.0
19,162		EMCOR Group, Inc.	1,267,375	0.2
7,151		Encore Wire Corp.	349,112	0.1
14,081	(1),(2)	Energy Recovery, Inc.	106,945	0.0
19,324		Enerpac Tool Group Corp.	340,102	0.1
14,689		EnerSys	945,678	0.2
9,559	(1)	Ennis, Inc.	173,400	0.0
7,114		EnPro Industries, Inc.	350,649	0.1
8,841		ESCO Technologies, Inc.	747,330	0.1
1,589	(1),(2)	EVI Industries, Inc.	34,497	0.0
30,488	(2)	Evoqua Water Technologies Corp.	567,077	0.1
17,763		Exponent, Inc.	1,437,560	0.2
20,710		Federal Signal Corp.	615,708	0.1
48,639		Fluor Corp.	587,559	0.1
3,781	(2)	Forrester Research, Inc.	121,143	0.0
9,777		Forward Air Corp.	487,090	0.1
7,453	(2)	Foundation Building Materials, Inc.	116,341	0.0
4,021	(2)	Franklin Covey Co.	86,049	0.0
16,010		Franklin Electric Co., Inc.	840,845	0.1
73,391	(2)	FuelCell Energy, Inc.	165,864	0.0
12,109	(1)	GATX Corp.	738,407	0.1
5,664		Genco Shipping & Trading Ltd.	35,570	0.0
2,732	(2)	Gencor Industries, Inc.	34,532	0.0
4,261	(2)	General Finance Corp.	28,591	0.0
11,213	(2)	Gibraltar Industries, Inc.	538,336	0.1
14,348	(2)	GMS, Inc.	352,817	0.1
6,595		Gorman-Rupp Co.	204,973	0.0
4,566	(2)	GP Strategies Corp.	39,176	0.0
3,041		Graham Corp.	38,742	0.0
16,180	(1)	Granite Construction, Inc.	309,685	0.1
22,081	(2)	Great Lakes Dredge & Dock Corp.	204,470	0.0
11,032	(1)	Greenbrier Cos., Inc.	250,978	0.0
12,695		Griffon Corp.	235,111	0.0
11,047		H&E Equipment Services, Inc.	204,149	0.0
27,018	(2)	Harsco Corp.	365,013	0.1
15,651	(1)	Hawaiian Holdings, Inc.	219,740	0.0
16,188	(2)	HC2 Holdings, Inc.	54,068	0.0
25,832	(1)	Healthcare Services Group, Inc.	631,851	0.1
16,273		Heartland Express, Inc.	338,804	0.1
6,518		Heidrick & Struggles International, Inc.	140,919	0.0
10,129		Helios Technologies, Inc.	377,305	0.1
8,579	(2)	Herc Holdings, Inc.	263,633	0.0
5,423	(2)	Heritage-Crystal Clean, Inc.	94,686	0.0
20,521		Herman Miller, Inc.	484,501	0.1
34,673	(1),(2)	Hertz Global Holdings, Inc.	48,889	0.0
25,363		Hillenbrand, Inc.	686,576	0.1
14,908		HNI Corp.	455,738	0.1
11,195	(2)	HUB Group, Inc.	535,793	0.1
2,165		Hurco Cos, Inc.	60,555	0.0
7,881	(2)	Huron Consulting Group, Inc.	348,734	0.1
3,577		Hyster-Yale Materials Handling, Inc. - A shares	138,287	0.0
6,329		ICF International, Inc.	410,309	0.1
3,153	(2)	IES Holdings, Inc.	73,055	0.0
12,658		Insperity, Inc.	819,352	0.1
6,512		Insteel Industries, Inc.	124,184	0.0
20,386		Interface, Inc.	165,942	0.0
23,695	(2)	JELD-WEN Holding, Inc.	381,726	0.1
10,786		John Bean Technologies Corp.	927,812	0.2
3,882		Kadant, Inc.	386,880	0.1
9,710		Kaman Corp.	403,936	0.1
44,423		KAR Auction Services, Inc.	611,260	0.1
11,655		Kelly Services, Inc.	184,324	0.0

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS AS OF June 30, 2020 (Unaudited) (CONTINUED)

28,414		Kennametal, Inc.	815,766	0.1
6,975		Kforce, Inc.	204,019	0.0
12,739		Kimball International, Inc.	147,263	0.0
17,169		Knoll, Inc.	209,290	0.0
19,157		Korn Ferry	588,695	0.1
37,258	(2)	Kratos Defense & Security Solutions, Inc.	582,343	0.1
1,432	(2)	Lawson Products	46,196	0.0
3,120	(2)	LB Foster Co.	39,842	0.0
3,795		Lindsay Corp.	349,937	0.1
10,202		Luxfer Holdings PLC	144,358	0.0
5,902	(2)	Lydall, Inc.	80,031	0.0
12,212	(1),(2)	Manitowoc Co., Inc./The	132,867	0.0
13,850		Marten Transport Ltd.	348,466	0.1
8,550	(2)	Masonite International Corp.	665,019	0.1
20,522	(1),(2)	Mastec, Inc.	920,822	0.2
1,734	(1),(2)	Mastech Holdings, Inc.	44,963	0.0
14,792		Matson, Inc.	430,447	0.1
10,735		Matthews International Corp.	205,038	0.0
20,915	(1)	Maxar Technologies, Inc.	375,633	0.1
8,535		McGrath Rentcorp	460,975	0.1
24,241	(2)	Meritor, Inc.	479,972	0.1
10,104	(2)	Mesa Air Group, Inc.	34,758	0.0
4,150		Miller Industries, Inc.	123,545	0.0
6,500	(2)	Mistras Group, Inc.	25,675	0.0
15,316		Mobile Mini, Inc.	451,822	0.1
10,635		Moog, Inc.	563,442	0.1
27,477	(1),(2)	MRC Global, Inc.	162,389	0.0
19,423		Mueller Industries, Inc.	516,263	0.1
54,498		Mueller Water Products, Inc.	513,916	0.1
5,722	(2)	MYR Group, Inc.	182,589	0.0
1,809		National Presto Industries, Inc.	158,089	0.0
17,210	(2)	Navistar International Corp.	485,322	0.1
14,478		NN, Inc.	68,626	0.0
3,412	(2)	Northwest Pipe Co.	85,539	0.0
38,213	(2)	NOW, Inc.	329,778	0.1
3,639	(1),(2)	NV5 Global, Inc.	184,970	0.0
1,085	(1)	Omega Flex, Inc.	114,793	0.0
20,255	(2)	PAE, Inc.	193,638	0.0
736	(2)	PAM Transportation Services	22,632	0.0
6,359		Park Aerospace Corp.	70,839	0.0
2,915		Park-Ohio Holdings Corp.	48,360	0.0
8,199	(2)	Parsons Corp.	297,132	0.1
7,740		Patrick Industries, Inc.	474,075	0.1
20,202	(2)	PGT Innovations, Inc.	316,767	0.1
6,360	(2)	Pico Holdings, Inc.	53,615	0.0
59,501	(1)	Pitney Bowes, Inc.	154,703	0.0
112,188	(1),(2)	Plug Power, Inc.	921,063	0.2
3,310		Powell Industries, Inc.	90,661	0.0
1,057		Preformed Line Products Co.	52,861	0.0
16,345		Primoris Services Corp.	290,287	0.1
9,279	(2)	Proto Labs, Inc.	1,043,609	0.2
10,403	(1)	Quad/Graphics, Inc.	33,810	0.0
11,662	(1)	Quanex Building Products Corp.	161,869	0.0
13,498	(2)	Radiant Logistics, Inc.	53,047	0.0
12,763		Raven Industries, Inc.	274,532	0.0
8,469	(2)	RBC Bearings, Inc.	1,135,185	0.2
42,689	(1),(2)	Resideo Technologies, Inc.	500,315	0.1
10,758		Resources Connection, Inc.	128,773	0.0
9,055		REV Group, Inc.	55,235	0.0
36,677		Rexnord Corp.	1,069,135	0.2
10,409		Rush Enterprises, Inc. - Class A	431,557	0.1
9,057	(2)	Saia, Inc.	1,006,957	0.2
1,779		Scorpio Bulkers, Inc.	27,219	0.0
12,106		Shyft Group, Inc./The	203,865	0.0
15,309		Simpson Manufacturing Co., Inc.	1,291,467	0.2
14,573	(1),(2)	SiteOne Landscape Supply, Inc.	1,660,885	0.3
17,170		Skywest, Inc.	560,085	0.1
8,368	(2)	SP Plus Corp.	173,301	0.0
29,389	(1),(2)	Spirit Airlines, Inc.	523,124	0.1
15,172	(2)	SPX Corp.	624,328	0.1
14,619	(2)	SPX FLOW, Inc.	547,335	0.1
4,349		Standex International Corp.	250,285	0.0
30,321		Steelcase, Inc.	365,671	0.1
9,928	(2)	Sterling Construction Co., Inc.	103,946	0.0
40,293	(2)	Sunrun, Inc.	794,578	0.1
4,717	(1)	Systemax, Inc.	96,887	0.0
10,240	(1),(2)	Team, Inc.	57,037	0.0
6,325		Tennant Co.	411,188	0.1
22,468	(1)	Terex Corp.	421,724	0.1
18,814		Tetra Tech, Inc.	1,488,564	0.2
19,254	(1),(2)	Textainer Group Holdings Ltd.	157,498	0.0
11,406	(2)	Thermon Group Holdings, Inc.	166,185	0.0
6,553	(2)	Titan Machinery, Inc.	71,166	0.0
10,305	(1),(2)	TPI Composites, Inc.	240,828	0.0
2,432	(2)	Transcat, Inc.	62,892	0.0
15,500	(2)	Trimas Corp.	371,225	0.1
15,048	(2)	TriNet Group, Inc.	917,025	0.2
18,413		Triton International Ltd./Bermuda	556,809	0.1
17,862		Triumph Group, Inc.	160,937	0.0
13,317	(2)	TrueBlue, Inc.	203,351	0.0
14,370	(2)	Tutor Perini Corp.	175,027	0.0
20,538		UFP Industries, Inc.	1,016,836	0.2
5,238		Unifirst Corp.	937,340	0.2
2,522		Universal Logistics Holdings, Inc.	43,832	0.0
31,770	(2)	Upwork, Inc.	458,759	0.1
11,317		US Ecology, Inc.	383,420	0.1
7,004	(1),(2)	US Xpress Enterprises, Inc.	42,024	0.0
4,049	(2)	Vectrus, Inc.	198,927	0.0
4,508	(2)	Veritiv Corp.	76,456	0.0
6,928		Viad Corp.	131,771	0.0
6,197	(2)	Vicor Corp.	445,874	0.1
16,940	(1),(2)	Vivint Solar, Inc.	167,706	0.0
3,333		VSE Corp.	104,623	0.0
18,282	(1)	Wabash National Corp.	194,155	0.0
9,494		Watts Water Technologies, Inc.	769,014	0.1
45,883	(2)	Welbilt, Inc.	279,427	0.1
20,749		Werner Enterprises, Inc.	903,204	0.1
17,158	(2)	Wesco International, Inc.	602,417	0.1
3,791	(2)	Willdan Group, Inc.	94,813	0.0
1,047	(2)	Willis Lease Finance Corp.	25,421	0.0
18,761	(2)	Willscot Corp.	230,573	0.0
			89,166,832	14.1

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS AS OF June 30, 2020 (Unaudited) (CONTINUED)

		Information Technology: 13.5%
40,761	(1),(2)	3D Systems Corp.	284,919	0.1
35,000	(1),(2)	8x8, Inc.	560,000	0.1
22,630	(2)	A10 Networks, Inc.	154,110	0.0
13,133	(2)	Acacia Communications, Inc.	882,406	0.1
39,815	(2)	ACI Worldwide, Inc.	1,074,607	0.2
16,624		Adtran, Inc.	181,700	0.0
13,156	(2)	Advanced Energy Industries, Inc.	891,845	0.1
7,216	(2)	Agilysys, Inc.	129,455	0.0
11,423	(1),(2)	Akoustis Technologies, Inc.	94,697	0.0
15,702	(2)	Alarm.com Holdings, Inc.	1,017,647	0.2
7,720	(2)	Alpha & Omega Co.	83,994	0.0
14,508	(1),(2)	Altair Engineering, Inc.	576,693	0.1
11,245	(2)	Ambarella, Inc.	515,021	0.1
10,836		American Software, Inc.	170,775	0.0
34,358	(2)	Amkor Technology, Inc.	422,947	0.1
5,515	(2)	Appfolio, Inc.	897,346	0.1
11,689	(1),(2)	Appian Corp.	599,061	0.1
6,602	(1),(2)	Applied Optoelectronics, Inc.	71,764	0.0
26,430	(2)	Arlo Technologies, Inc.	68,189	0.0
5,167	(2)	Atomera, Inc.	46,503	0.0
32,860	(1),(2)	Avaya Holdings Corp.	406,150	0.1
10,843	(1),(2)	Avid Technology, Inc.	78,829	0.0
11,394	(2)	Axcelis Technologies, Inc.	317,323	0.1
14,883	(2)	AXT, Inc.	70,843	0.0
9,992	(1)	Badger Meter, Inc.	628,697	0.1
3,516		Bel Fuse, Inc.	37,727	0.0
15,523		Belden, Inc.	505,274	0.1
12,882		Benchmark Electronics, Inc.	278,251	0.1
10,417	(2)	Benefitfocus, Inc.	112,087	0.0
16,932	(1)	Blackbaud, Inc.	966,479	0.2
17,278	(1),(2)	Blackline, Inc.	1,432,519	0.2
15,034	(2)	Bottomline Technologies de, Inc.	763,276	0.1
50,715	(2)	Box, Inc.	1,052,843	0.2
13,963	(2)	Brightcove, Inc.	110,028	0.0
24,988		Brooks Automation, Inc.	1,105,469	0.2
10,000		Cabot Microelectronics Corp.	1,395,400	0.2
11,703	(2)	CalAmp Corp.	93,741	0.0
16,844	(2)	Calix, Inc.	250,976	0.0
12,640	(1),(2)	Cardtronics plc	303,107	0.1
10,941	(1),(2)	Casa Systems, Inc.	45,515	0.0
5,197		Cass Information Systems, Inc.	202,839	0.0
12,582	(1),(2)	Cerence, Inc.	513,849	0.1
7,744	(2)	Ceva, Inc.	289,781	0.1
9,871	(2)	ChannelAdvisor Corp.	156,357	0.0
4,383	(2)	Clearfield, Inc.	61,187	0.0
84,243	(1),(2)	Cloudera, Inc.	1,071,571	0.2
14,457		Cohu, Inc.	250,684	0.0
14,496	(2)	Commvault Systems, Inc.	560,995	0.1
8,278		Comtech Telecommunications Corp.	139,815	0.0
60,247	(2)	Conduent, Inc.	143,990	0.0
20,890	(2)	Cornerstone OnDemand, Inc.	805,518	0.1
11,390		CSG Systems International, Inc.	471,432	0.1
11,429		CTS Corp.	229,037	0.0
2,630	(2)	Cyberoptics Corp.	84,712	0.0
12,291	(1)	Daktronics, Inc.	53,466	0.0
4,865	(2)	DASAN Zhone Solutions, Inc.	43,444	0.0
26,636	(1),(2)	Diebold Nixdorf, Inc.	161,414	0.0
10,118	(2)	Digi International, Inc.	117,875	0.0
4,167	(1),(2)	Digimarc Corp.	66,630	0.0
28,188	(2)	Digital Turbine, Inc.	354,323	0.1
14,516	(2)	Diodes, Inc.	735,961	0.1
8,809	(2)	Domo, Inc.	283,386	0.1
8,071	(2)	DSP Group, Inc.	128,168	0.0
8,884	(1)	Ebix, Inc.	198,646	0.0
8,052	(2)	eGain Corp.	89,458	0.0
25,268	(2)	Endurance International Group Holdings, Inc.	101,830	0.0
18,361	(2)	Envestnet, Inc.	1,350,268	0.2
4,746	(2)	ePlus, Inc.	335,447	0.1
21,021		EVERTEC, Inc.	590,690	0.1
14,066	(2)	Evo Payments, Inc.	321,127	0.1
11,470	(2)	ExlService Holdings, Inc.	727,198	0.1
40,850	(2)	Extreme Networks, Inc.	177,289	0.0
12,641	(2)	Fabrinet	789,051	0.1
6,173	(2)	Faro Technologies, Inc.	330,873	0.1
82,046	(1),(2)	Fitbit, Inc.	530,017	0.1
16,431	(2)	ForeScout Technologies, Inc.	348,337	0.1
26,264	(2)	Formfactor, Inc.	770,323	0.1
12,541	(1),(2)	Genasys, Inc.	60,949	0.0
21,574	(2)	GreenSky, Inc.	105,713	0.0
5,476	(2)	GSI Technology, Inc.	39,318	0.0
11,724	(1),(2)	GTT Communications, Inc.	95,668	0.0
15,903	(2)	GTY Technology Holdings, Inc.	66,236	0.0
9,048		Hackett Group, Inc.	122,510	0.0
33,169	(1),(2)	Harmonic, Inc.	157,553	0.0
5,326	(1),(2)	I3 Verticals, Inc.	161,112	0.0
8,012	(2)	Ichor Holdings Ltd.	212,959	0.0
31,144	(1),(2)	II-VI, Inc.	1,470,620	0.2
11,045	(2)	Immersion Corp.	68,810	0.0
5,841	(1),(2)	Impinj, Inc.	160,452	0.0
61,449	(1),(2)	Infinera Corp.	363,778	0.1
10,130	(2)	Information Services Group, Inc.	20,969	0.0
23,428	(1),(2)	Inseego Corp.	271,765	0.1
12,124	(2)	Insight Enterprises, Inc.	596,501	0.1
5,887	(2)	Intellicheck, Inc.	44,447	0.0
2,610	(1),(2)	Intelligent Systems Corp.	88,949	0.0
10,732		InterDigital, Inc.	607,753	0.1
6,196	(2)	International Money Express, Inc.	77,202	0.0
9,673	(2)	Intevac, Inc.	52,815	0.0
15,797	(2)	Iteris, Inc.	75,115	0.0
14,104	(2)	Itron, Inc.	934,390	0.2
15,928	(1)	j2 Global, Inc.	1,006,809	0.2
48,863		KBR, Inc.	1,101,861	0.2
8,972	(2)	Kimball Electronics, Inc.	121,481	0.0
30,903	(2)	Knowles Corp.	471,580	0.1
5,614	(2)	KVH Industries, Inc.	50,133	0.0
47,008	(2)	Lattice Semiconductor Corp.	1,334,557	0.2
40,900	(2)	Limelight Networks, Inc.	301,024	0.1
21,305	(1),(2)	LivePerson, Inc.	882,666	0.1
22,970	(2)	LiveRamp Holdings, Inc.	975,536	0.2
16,292	(2)	MACOM Technology Solutions Holdings, Inc.	559,630	0.1

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS AS OF June 30, 2020 (Unaudited) (CONTINUED)

9,301		Mantech International Corp.	637,026	0.1
21,705		MAXIMUS, Inc.	1,529,117	0.3
23,149	(2)	MaxLinear, Inc.	496,778	0.1
12,870		Methode Electronics, Inc.	402,316	0.1
2,853	(2)	MicroStrategy, Inc.	337,481	0.1
19,208	(1),(2)	Mimecast Ltd.	800,205	0.1
14,640	(2)	Mitek Systems, Inc.	140,690	0.0
34,942	(2)	MobileIron, Inc.	172,264	0.0
11,756	(2)	Model N, Inc.	408,639	0.1
21,009	(2)	MoneyGram International, Inc.	67,439	0.0
6,710		MTS Systems Corp.	118,029	0.0
4,056	(2)	Napco Security Technologies, Inc.	94,870	0.0
17,151	(2)	NeoPhotonics Corp.	152,301	0.0
10,343	(2)	Netgear, Inc.	267,780	0.1
24,724	(2)	Netscout Systems, Inc.	631,945	0.1
22,854		NIC, Inc.	524,728	0.1
11,900	(2)	nLight, Inc.	264,894	0.0
11,824	(2)	Novanta, Inc.	1,262,448	0.2
1,792		NVE Corp.	110,799	0.0
11,638	(2)	OneSpan, Inc.	325,049	0.1
16,743	(2)	Onto Innovation, Inc.	569,932	0.1
5,914	(2)	OSI Systems, Inc.	441,421	0.1
5,833	(1),(2)	PAR Technology Corp.	174,582	0.0
11,241	(2)	Paysign, Inc.	109,150	0.0
3,958		PC Connection, Inc.	183,493	0.0
6,284		PCTEL, Inc.	41,977	0.0
10,358	(2)	PDF Solutions, Inc.	202,602	0.0
11,200	(2)	Perficient, Inc.	400,736	0.1
48,269		Perspecta, Inc.	1,121,289	0.2
5,721	(2)	PFSweb, Inc.	38,216	0.0
22,737	(2)	Photronics, Inc.	253,063	0.0
5,274	(2)	Ping Identity Holding Corp.	169,243	0.0
11,719	(1)	Plantronics, Inc.	172,035	0.0
10,039	(2)	Plexus Corp.	708,352	0.1
10,285		Power Integrations, Inc.	1,214,967	0.2
15,659		Progress Software Corp.	606,786	0.1
13,672	(2)	PROS Holdings, Inc.	607,447	0.1
17,150	(2)	Q2 Holdings, Inc.	1,471,299	0.2
4,275	(1)	QAD, Inc.	176,472	0.0
11,598	(1),(2)	Qualys, Inc.	1,206,424	0.2
10,059	(2)	Quantum Corp.	38,828	0.0
38,796	(2)	Rambus, Inc.	589,699	0.1
17,156	(1),(2)	Rapid7, Inc.	875,299	0.1
12,367	(2)	Repay Holdings Corp.	304,599	0.1
9,889	(2)	Research Frontiers, Inc.	40,149	0.0
17,146	(2)	Resonant, Inc.	39,950	0.0
23,586	(2)	Ribbon Communications, Inc.	92,693	0.0
6,796	(2)	Rimini Street, Inc.	34,999	0.0
6,422	(2)	Rogers Corp.	800,181	0.1
8,104	(2)	Rosetta Stone, Inc.	136,633	0.0
30,163	(1),(2)	SailPoint Technologies Holding, Inc.	798,415	0.1
23,541	(2)	Sanmina Corp.	589,467	0.1
8,877		Sapiens International Corp. NV	248,378	0.0
8,985	(2)	Scansource, Inc.	216,449	0.0
3,265	(1),(2)	SecureWorks Corp.	37,319	0.0
22,740	(2)	Semtech Corp.	1,187,483	0.2
31,827	(2)	ServiceSource International, Inc.	50,287	0.0
2,840	(2)	ShotSpotter, Inc.	71,568	0.0
14,820	(2)	Silicon Laboratories, Inc.	1,486,001	0.2
1,817	(2)	SiTime Corp.	86,144	0.0
4,976	(1),(2)	SMART Global Holdings, Inc.	135,248	0.0
11,551	(2)	Smith Micro Software, Inc.	51,517	0.0
3,232	(2)	Sprout Social, Inc.	87,264	0.0
12,106	(2)	SPS Commerce, Inc.	909,403	0.2
5,268	(2)	Startek, Inc.	26,761	0.0
26,478	(1),(2)	SunPower Corp.	202,821	0.0
15,313	(2)	Super Micro Computer, Inc.	434,736	0.1
41,199	(2)	SVMK, Inc.	969,824	0.2
13,511	(2)	SYKES Enterprises, Inc.	373,714	0.1
11,821	(1),(2)	Synaptics, Inc.	710,679	0.1
13,677	(1),(2)	Synchronoss Technologies, Inc.	48,280	0.0
12,046	(2)	TeleNav, Inc.	66,133	0.0
21,135	(2)	Tenable Holdings, Inc.	630,034	0.1
6,201		TTEC Holdings, Inc.	288,719	0.1
34,771	(1),(2)	TTM Technologies, Inc.	412,384	0.1
3,429	(1),(2)	Tucows, Inc.	196,550	0.0
13,918	(2)	Ultra Clean Holdings, Inc.	314,964	0.1
21,702	(2)	Unisys Corp.	236,769	0.0
8,221	(1),(2)	Upland Software, Inc.	285,762	0.1
10,760	(1),(2)	Varonis Systems, Inc.	952,045	0.2
17,260	(2)	Veeco Instruments, Inc.	232,837	0.0
22,778	(2)	Verint Systems, Inc.	1,029,110	0.2
7,901	(2)	Veritone, Inc.	117,409	0.0
45,438	(2)	Verra Mobility Corp.	467,103	0.1
79,460	(2)	Viavi Solutions, Inc.	1,012,320	0.2
22,384	(1)	VirnetX Holding Corp.	145,496	0.0
10,136	(2)	Virtusa Corp.	329,116	0.1
45,981		Vishay Intertechnology, Inc.	702,130	0.1
4,194	(2)	Vishay Precision Group, Inc.	103,089	0.0
13,304	(2)	Workiva, Inc.	711,631	0.1
4,429	(1),(2)	Wrap Technologies, Inc.	46,416	0.0
37,016		Xperi Holding Corp.	546,356	0.1
34,861	(1),(2)	Yext, Inc.	579,041	0.1
19,503	(1),(2)	Zix Corp.	134,571	0.0
33,755	(2)	Zuora, Inc.	430,376	0.1
			85,185,495	13.5

		Materials: 3.9%
4,830	(1)	Advanced Emissions Solutions, Inc.	23,425	0.0
9,731	(2)	AdvanSix, Inc.	114,242	0.0
13,323	(2)	AgroFresh Solutions, Inc.	40,369	0.0
64,333	(2)	Alcoa Corp.	723,103	0.1
43,871	(2)	Allegheny Technologies, Inc.	447,045	0.1
10,144		American Vanguard Corp.	139,581	0.0
24,095	(1),(2)	Amyris, Inc.	102,886	0.0
34,247	(2)	Arconic Corp.	477,061	0.1
11,101		Balchem Corp.	1,053,041	0.2
13,572		Boise Cascade Co.	510,443	0.1
4,400		Caledonia Mining Corp. PLC	76,208	0.0
16,511		Carpenter Technology Corp.	400,887	0.1
18,352	(1),(2)	Century Aluminum Co.	130,850	0.0
2,625		Chase Corp.	269,063	0.1
5,527	(2)	Clearwater Paper Corp.	199,691	0.0
136,430	(1)	Cleveland-Cliffs, Inc.	753,094	0.1
83,484	(2)	Coeur Mining, Inc.	424,099	0.1
40,774		Commercial Metals Co.	831,790	0.1

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS AS OF June 30, 2020 (Unaudited) (CONTINUED)

11,831	(1)	Compass Minerals International, Inc.	576,761	0.1
19,016		Domtar Corp.	401,428	0.1
28,698	(2)	Ferro Corp.	342,654	0.1
30,512	(2),(3),(4)	Ferroglobe PLC	–	–
7,006	(2)	Forterra, Inc.	78,187	0.0
9,470		FutureFuel Corp.	113,167	0.0
18,835	(2)	GCP Applied Technologies, Inc.	349,954	0.1
22,948		Gold Resource Corp.	94,316	0.0
9,562		Greif, Inc. - Class A	329,028	0.1
1,372		Greif, Inc. - Class B	57,391	0.0
3,424		Hawkins, Inc.	145,794	0.0
4,655		Haynes International, Inc.	108,741	0.0
17,542	(1)	HB Fuller Co.	782,373	0.1
180,509		Hecla Mining Co.	590,264	0.1
14,409	(2)	Ingevity Corp.	757,481	0.1
8,444		Innospec, Inc.	652,299	0.1
28,925	(2)	Intrepid Potash, Inc.	28,636	0.0
5,514		Kaiser Aluminum Corp.	405,941	0.1
6,938	(2)	Koppers Holdings, Inc.	130,712	0.0
10,806	(2)	Kraton Corp.	186,728	0.0
7,727	(1)	Kronos Worldwide, Inc.	80,438	0.0
51,420	(1),(2)	Livent Corp.	316,747	0.1
38,840		Louisiana-Pacific Corp.	996,246	0.2
25,566	(2)	Marrone Bio Innovations, Inc.	29,912	0.0
7,125		Materion Corp.	438,116	0.1
12,020		Minerals Technologies, Inc.	564,099	0.1
12,858		Myers Industries, Inc.	187,084	0.0
5,949		Neenah, Inc.	294,238	0.1
82,335	(2)	Novagold Resources, Inc.	755,835	0.1
53,485		O-I Glass, Inc.	480,295	0.1
3,197		Olympic Steel, Inc.	37,565	0.0
20,756		Orion Engineered Carbons SA	219,806	0.0
15,841		PH Glatfelter Co.	254,248	0.0
31,820		PolyOne Corp.	834,639	0.1
13,931	(2)	PQ Group Holdings, Inc.	184,446	0.0
4,540	(1)	Quaker Chemical Corp.	842,851	0.1
11,240	(2)	Ranpac Holdings Corp.	77,995	0.0
20,765		Rayonier Advanced Materials, Inc.	58,350	0.0
4,443	(2)	Ryerson Holding Corp.	25,014	0.0
9,292		Schnitzer Steel Industries, Inc.	163,911	0.0
10,921		Schweitzer-Mauduit International, Inc.	364,871	0.1
14,525		Sensient Technologies Corp.	757,624	0.1
7,373		Stepan Co.	715,918	0.1
40,591	(2)	Summit Materials, Inc.	652,703	0.1
27,716		SunCoke Energy, Inc.	82,039	0.0
15,897	(1),(2)	TimkenSteel Corp.	61,839	0.0
7,226	(2)	Trecora Resources	45,307	0.0
9,139		Tredegar Corp.	140,741	0.0
13,524	(1)	Trinseo SA	299,692	0.1
31,515		Tronox Holdings PLC	227,538	0.0
2,470	(2)	UFP Technologies, Inc.	108,828	0.0
753		United States Lime & Minerals, Inc.	63,583	0.0
74,659		United States Steel Corp.	539,038	0.1
5,483	(2)	US Concrete, Inc.	135,978	0.0
12,170		Verso Corp.	145,553	0.0
17,820		Warrior Met Coal, Inc.	274,250	0.1
13,318		Worthington Industries, Inc.	496,761	0.1
			24,802,831	3.9

		Real Estate: 6.9%
30,101		Acadia Realty Trust	390,711	0.1
18,650	(1)	Agree Realty Corp.	1,225,491	0.2
24,819		Alexander & Baldwin, Inc.	302,544	0.1
771		Alexander's, Inc.	185,734	0.0
2,745		Alpine Income Property Trust, Inc.	44,634	0.0
1,965	(2)	Altisource Portfolio Solutions SA	28,964	0.0
17,038		American Assets Trust, Inc.	474,338	0.1
38,250	(1)	American Finance Trust, Inc.	303,514	0.1
19,736		Armada Hoffler Properties, Inc.	196,373	0.0
8,352		Bluerock Residential Growth REIT, Inc.	67,484	0.0
3,301		BRT Apartments Corp.	35,717	0.0
33,239		CareTrust REIT, Inc.	570,381	0.1
18,672		CatchMark Timber Trust, Inc.	165,247	0.0
16,004		Chatham Lodging Trust	97,944	0.0
3,513		CIM Commercial Trust Corp.	37,870	0.0
18,684		City Office REIT, Inc.	187,961	0.0
4,935		Clipper Realty, Inc.	39,973	0.0
168,405		Colony Capital, Inc.	404,172	0.1
39,812		Columbia Property Trust, Inc.	523,130	0.1
7,315		Community Healthcare Trust, Inc.	299,183	0.1
41,665		CoreCivic, Inc.	389,984	0.1
4,406		CorEnergy Infrastructure Trust, Inc.	40,315	0.0
14,091		CorePoint Lodging, Inc.	59,323	0.0
1,705		CTO Realty Growth, Inc.	67,347	0.0
38,781	(1),(2)	Cushman & Wakefield PLC	483,211	0.1
69,326		DiamondRock Hospitality Co.	383,373	0.1
83,225		Diversified Healthcare Trust	368,271	0.1
25,710	(1)	Easterly Government Properties, Inc.	594,415	0.1
13,219		EastGroup Properties, Inc.	1,567,906	0.3
31,905		Essential Properties Realty Trust, Inc.	473,470	0.1
7,822	(2)	eXp World Holdings, Inc.	133,365	0.0
10,064		Farmland Partners, Inc.	68,938	0.0
6,278	(2)	Forestar Group, Inc.	94,672	0.0
24,367		Four Corners Property Trust, Inc.	594,555	0.1
37,044	(1)	Franklin Street Properties Corp.	188,554	0.0
17,993		Front Yard Residential Corp.	156,539	0.0
2,467	(2)	FRP Holdings, Inc.	100,111	0.0
40,829		Geo Group, Inc./The	483,007	0.1
11,871		Getty Realty Corp.	352,331	0.1
11,903		Gladstone Commercial Corp.	223,181	0.0

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS AS OF June 30, 2020 (Unaudited) (CONTINUED)

6,899	(1)	Gladstone Land Corp.	109,418	0.0
14,458		Global Medical REIT, Inc.	163,809	0.0
31,478		Global Net Lease, Inc.	526,627	0.1
915		Griffin Land & Nurseries, Inc.	49,566	0.0
46,447		Healthcare Realty Trust, Inc.	1,360,433	0.2
11,735		Hersha Hospitality Trust	67,594	0.0
32,409	(1)	Independence Realty Trust, Inc.	372,379	0.1
22,788		Industrial Logistics Properties Trust	468,293	0.1
5,728	(1)	Innovative Industrial Properties, Inc.	504,179	0.1
4,195		Investors Real Estate Trust	295,706	0.0
26,724	(1)	iStar, Inc.	329,240	0.1
8,323	(1)	Jernigan Capital, Inc.	113,859	0.0
42,523		Kennedy-Wilson Holdings, Inc.	647,200	0.1
29,381		Kite Realty Group Trust	339,057	0.1
89,465		Lexington Realty Trust	943,856	0.2
13,710	(1)	LTC Properties, Inc.	516,456	0.1
48,203	(1)	Macerich Co.	432,381	0.1
30,991		Mack-Cali Realty Corp.	473,852	0.1
8,246	(2)	Marcus & Millichap, Inc.	237,980	0.0
2,322	(2)	Maui Land & Pineapple Co., Inc.	25,774	0.0
33,370		Monmouth Real Estate Investment Corp.	483,531	0.1
14,763		National Health Investors, Inc.	896,409	0.1
21,516		National Storage Affiliates Trust	616,649	0.1
29,228		New Senior Investment Group, Inc.	105,805	0.0
49,698		Newmark Group, Inc.	241,532	0.0
7,484		NexPoint Residential Trust, Inc.	264,559	0.0
16,768	(1)	Office Properties Income Trust	435,465	0.1
6,121		One Liberty Properties, Inc.	107,852	0.0
45,039	(1)	Pebblebrook Hotel Trust	615,233	0.1
70,898		Physicians Realty Trust	1,242,133	0.2
43,418		Piedmont Office Realty Trust, Inc.	721,173	0.1
6,088		Plymouth Industrial REIT, Inc.	77,926	0.0
22,926		PotlatchDeltic Corp.	871,876	0.1
16,068		Preferred Apartment Communities, Inc.	122,117	0.0
6,922		PS Business Parks, Inc.	916,473	0.1
20,857		QTS Realty Trust, Inc.	1,336,725	0.2
3,843	(2)	Rafael Holdings, Inc.	55,224	0.0
6,254		RE/MAX Holdings, Inc.	196,563	0.0
40,051	(1)	Realogy Holdings Corp.	296,778	0.0
33,171	(1),(2)	Redfin Corp.	1,390,197	0.2
39,899		Retail Opportunity Investments Corp.	452,056	0.1
73,953		Retail Properties of America, Inc.	541,336	0.1
5,640		Retail Value, Inc.	69,710	0.0
57,800		RLJ Lodging Trust	545,632	0.1
5,344		RMR Group, Inc.	157,488	0.0
28,462		RPT Realty	198,096	0.0
17,328		Ryman Hospitality Properties	599,549	0.1
70,823		Sabra Healthcare REIT, Inc.	1,021,976	0.2
6,059	(1)	Safehold, Inc.	348,332	0.1
4,562		Saul Centers, Inc.	147,216	0.0
11,619	(1),(2)	Seritage Growth Properties	132,457	0.0
56,520		Service Properties Trust	400,727	0.1
52,582		SITE Centers Corp.	425,914	0.1
11,674	(1),(2)	St. Joe Co.	226,709	0.0
51,398		STAG Industrial, Inc.	1,506,989	0.2
2,017	(2)	Stratus Properties, Inc.	39,957	0.0
35,847	(1)	Summit Hotel Properties, Inc.	212,573	0.0
76,756		Sunstone Hotel Investors, Inc.	625,561	0.1
31,029	(1)	Tanger Factory Outlet Centers, Inc.	221,237	0.0
7,515	(2)	Tejon Ranch Co.	108,216	0.0
22,966		Terreno Realty Corp.	1,208,930	0.2
13,586		UMH Properties, Inc.	175,667	0.0
67,080		Uniti Group, Inc.	627,198	0.1
4,544		Universal Health Realty Income Trust	361,203	0.1
40,258		Urban Edge Properties	477,862	0.1
11,006		Urstadt Biddle Properties, Inc.	130,751	0.0
28,569		Washington Real Estate Investment Trust	634,232	0.1
13,724		Whitestone REIT	99,773	0.0
39,789		Xenia Hotels & Resorts, Inc.	371,231	0.1
			43,444,690	6.9

		Utilities: 3.5%
17,938		ALLETE, Inc.	979,594	0.2
12,590		American States Water Co.	989,952	0.2
3,110		Artesian Resources Corp.	112,862	0.0
37,796	(2)	Atlantic Power Corp.	75,592	0.0
23,098		Avista Corp.	840,536	0.1
21,801		Black Hills Corp.	1,235,245	0.2
11,523		Brookfield Infrastructure Corp.	524,757	0.1
4,375	(2)	Cadiz, Inc.	44,450	0.0
16,627		California Water Service Group	793,108	0.1
5,718		Chesapeake Utilities Corp.	480,312	0.1
13,423		Clearway Energy, Inc.- Class A	281,480	0.0
25,940		Clearway Energy, Inc.- Class C	598,176	0.1
5,485		Consolidated Water Co., Ltd.	79,149	0.0
14,261		El Paso Electric Co.	955,487	0.2
4,595	(1)	Genie Energy Ltd.	33,819	0.0
4,764		Global Water Resources, Inc.	50,213	0.0
12,188		MGE Energy, Inc.	786,248	0.1
6,005		Middlesex Water Co.	403,416	0.1
32,779		New Jersey Resources Corp.	1,070,234	0.2
10,611	(1)	Northwest Natural Holding Co.	591,988	0.1
17,370		NorthWestern Corp.	947,012	0.2
18,010		ONE Gas, Inc.	1,387,670	0.2
13,737	(1)	Ormat Technologies, Inc.	872,162	0.1
14,007		Otter Tail Corp.	543,332	0.1

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS AS OF June 30, 2020 (Unaudited) (CONTINUED)

27,493		PNM Resources, Inc.	1,056,831	0.2
30,906		Portland General Electric Co.	1,292,180	0.2
7,649	(2)	Purecycle Corp.	70,294	0.0
3,135		RGC Resources, Inc.	75,773	0.0
9,033		SJW Group	561,040	0.1
32,130	(1)	South Jersey Industries, Inc.	802,929	0.1
18,929		Southwest Gas Holdings, Inc.	1,307,047	0.2
3,137	(1)	Spark Energy, Inc.	22,179	0.0
17,197		Spire, Inc.	1,130,015	0.2
11,350	(2)	Sunnova Energy International, Inc.	193,745	0.0
31,638		TerraForm Power, Inc.	583,405	0.1
5,409		Unitil Corp.	242,431	0.0
4,767		York Water Co.	228,625	0.0
			22,243,288	3.5

	Total Common Stock
	(Cost $441,616,672)		614,427,665	97.2

RIGHTS: –%
		Communication Services: –%
46,399	(2),(3),(4)	Media General, Inc. - CVR	–	–

		Consumer, Non-cyclical: –%
390	(2),(3),(4)	GTX, Inc. - CVR	–	–

		Health Care: –%
37,288	(1),(2),(3),(4)	Progenics Pharmaceuticals, Inc. - CVR	–	–

	Total Rights
	(Cost $800)		–	–

WARRANTS: 0.0%
		Health Care: 0.0%
155	(2)	Pulse Biosciences, Inc.	536	0.0

	Total Warrants
	(Cost $0)		536	0.0

	Total Long-Term Investments
	(Cost $441,617,472)		614,428,201	97.2

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 25.4%
		Floating Rate Notes: 2.6%
1,900,000	(6)	Bank of Montreal, 0.200%, 07/13/2020	1,900,040	0.3
2,175,000	(6)	Commonwealth Bank of Australia, 0.360%, 07/06/2020	2,174,981	0.3
2,075,000	(6)	J.P. Morgan Securities LLC, 0.360%, 07/08/2020	2,075,094	0.3
950,000	(6)	Lloyds Bank PLC, 0.310%, 07/31/2020	950,118	0.2
2,125,000	(6)	Mizuho Financial Group Inc., 0.340%, 07/14/2020	2,125,153	0.3
2,300,000	(6)	National Bank of Canada, 1.180%, 07/16/2020	2,300,080	0.4
950,000	(6)	Oversea-Chinese Banking Corp., Ltd., 0.300%, 07/15/2020	950,058	0.2
1,775,000	(6)	Royal Bank of Canada, 0.350%, 07/17/2020	1,775,163	0.3
2,100,000	(6)	Svenska Handelsbanken AB, 0.330%, 07/07/2020	2,100,072	0.3

	Total Floating Rate Notes
	(Cost $16,350,759)		16,350,759	2.6

		Repurchase Agreements: 18.4%
3,905,092	(6)	Amherst Pierpoint Securities LLC, Repurchase Agreement dated 06/30/20, 0.14%, due 07/01/20 (Repurchase Amount $3,905,107, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.000%, Market Value plus accrued interest $3,983,194, due 08/13/20-05/20/70)	3,905,092	0.6
8,369,596	(6)	BNP Paribas S.A., Repurchase Agreement dated 06/30/20, 0.24%, due 07/01/20 (Repurchase Amount $8,369,651, collateralized by various U.S. Government Securities, 1.106%-6.500%, Market Value plus accrued interest $8,788,076, due 08/15/20-03/19/40)	8,369,596	1.3
23,396,468	(6)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/30/20, 0.10%, due 07/01/20 (Repurchase Amount $23,396,532, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $23,864,397, due 08/01/20-02/20/70)	23,396,468	3.7

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS AS OF June 30, 2020 (Unaudited) (CONTINUED)

4,591,919	(6)	CF Secured LLC, Repurchase Agreement dated 06/30/20, 0.10%, due 07/01/20 (Repurchase Amount $4,591,932, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.500%-5.500%, Market Value plus accrued interest $4,683,757, due 01/01/29-06/01/50)	4,591,919	0.7
9,861,295	(6)	Citadel Securities LLC, Repurchase Agreement dated 06/30/20, 0.15%, due 07/01/20 (Repurchase Amount $9,861,336, collateralized by various U.S. Government Securities, 0.000%-7.625%, Market Value plus accrued interest $10,058,563, due 07/31/20-11/15/49)	9,861,295	1.6
32,147,425	(6)	Citigroup, Inc., Repurchase Agreement dated 06/30/20, 0.09%, due 07/01/20 (Repurchase Amount $32,147,504, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.500%-7.500%, Market Value plus accrued interest $32,790,375, due 07/31/21-05/20/70)	32,147,425	5.1
6,011,394	(6)	Industrial & Comm. Bank of China, Repurchase Agreement dated 06/30/20, 0.11%, due 07/01/20 (Repurchase Amount $6,011,412, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $6,131,622, due 07/15/20-06/01/50)	6,011,394	1.0
1,767,503	(6)	Palafox Trading LLC, Repurchase Agreement dated 06/30/20, 0.15%, due 07/01/20 (Repurchase Amount $1,767,510, collateralized by various U.S. Government Securities, 1.375%-2.000%, Market Value plus accrued interest $1,802,861, due 01/31/22-08/15/25)	1,767,503	0.3
1,753,538	(6)	Royal Bank of Canada, Repurchase Agreement dated 06/30/20, 0.26%, due 07/01/20 (Repurchase Amount $1,753,550, collateralized by various U.S. Government Securities, 0.000%-8.700%, Market Value plus accrued interest $1,831,492, due 10/27/20-05/27/40)	1,753,538	0.3
24,063,275	(6)	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/20, 0.24%, due 07/01/20 (Repurchase Amount $24,063,433, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $24,600,319, due 01/15/22-02/15/47)	24,063,275	3.8

	Total Repurchase Agreements
	(Cost $115,867,505)		115,867,505	18.4

Shares			Value	Percentage of Net Assets
		Mutual Funds(6): 4.4%
4,038,000	(6),(7)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.100%	4,038,000	0.6
19,941,000	(6),(7)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.150%	19,941,000	3.2
4,038,000	(6),(7)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 0.050%	4,038,000	0.6
	Total Mutual Funds
	(Cost $28,017,000)		28,017,000	4.5

	Total Short-Term Investments
	(Cost $160,235,264)		160,235,264	25.4

	Total Investments in Securities (Cost $601,852,736)		$ 774,663,465	122.6
	Liabilities in Excess of Other Assets		(142,935,169)	(22.6)
	Net Assets		$ 631,728,296	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Security, or a portion of the security, is on loan.
(2)	Non-income producing security.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS AS OF June 30, 2020 (Unaudited) (CONTINUED)

(4)	Restricted security as to resale, excluding Rule 144A securities. As of June 30, 2020, the Portfolio held restricted securities with a fair value of $– or 0.0% of net assets. Please refer to the table below for additional details.
(5)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(6)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(7)	Rate shown is the 7-day yield as of June 30, 2020.

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 27.0%
		Basic Materials: 0.7%
500,000		Air Products and Chemicals, Inc., 1.850%, 05/15/2027	$ 524,301	0.0
500,000		Air Products and Chemicals, Inc., 2.050%, 05/15/2030	526,091	0.0
500,000		Air Products and Chemicals, Inc., 2.700%, 05/15/2040	532,265	0.0
800,000		Barrick Australian Finance Pty Ltd., 5.950%, 10/15/2039	1,076,351	0.1
800,000		Cabot Corp., 3.700%, 07/15/2022	834,008	0.0
500,000	(1)	Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. L.P., 3.700%, 06/01/2028	532,449	0.0
500,000		Dow Chemical Co/The, 4.250%, 10/01/2034	558,712	0.0
1,000,000		DuPont de Nemours, Inc., 5.419%, 11/15/2048	1,328,331	0.1
68,000		Eastman Chemical Co., 4.500%, 01/15/2021	68,461	0.0
400,000		Eastman Chemical Co., 4.650%, 10/15/2044	460,599	0.0
900,000		International Paper Co., 3.000%, 02/15/2027	967,423	0.0
400,000		International Paper Co., 3.650%, 06/15/2024	440,521	0.0
750,000		International Paper Co., 3.800%, 01/15/2026	847,157	0.0
1,000,000	(2)	International Paper Co., 4.350%, 08/15/2048	1,181,438	0.1
500,000		LYB International Finance BV, 4.000%, 07/15/2023	542,644	0.0
250,000		Mosaic Co/The, 5.450%, 11/15/2033	265,652	0.0
1,000,000		Nucor Corp., 2.000%, 06/01/2025	1,039,427	0.0
1,000,000	(2)	Nutrien Ltd., 2.950%, 05/13/2030	1,061,878	0.1
1,000,000		Nutrien Ltd., 3.150%, 10/01/2022	1,037,212	0.0
500,000		PPG Industries, Inc., 2.550%, 06/15/2030	517,731	0.0
1,000,000		Praxair, Inc., 2.200%, 08/15/2022	1,035,127	0.0
500,000	(2)	Rio Tinto Finance USA Ltd., 3.750%, 06/15/2025	566,842	0.0
750,000		Rio Tinto Finance USA Ltd., 7.125%, 07/15/2028	1,052,525	0.1
1,000,000		Sherwin-Williams Co/The, 3.450%, 06/01/2027	1,120,070	0.1
250,000	(2)	Southern Copper Corp., 5.875%, 04/23/2045	323,775	0.0
350,000		Southern Copper Corp., 6.750%, 04/16/2040	475,382	0.0
1,955,000		Vale Overseas Ltd., 6.875%, 11/21/2036	2,562,604	0.1
			21,478,976	0.7

		Communications: 2.8%
1,000,000	(2)	Alibaba Group Holding Ltd., 2.800%, 06/06/2023	1,051,531	0.0
1,000,000		Alibaba Group Holding Ltd., 3.400%, 12/06/2027	1,111,466	0.0
1,000,000		Amazon.com, Inc., 2.800%, 08/22/2024	1,087,138	0.0
1,000,000		Amazon.com, Inc., 3.150%, 08/22/2027	1,144,993	0.0
1,000,000	(2)	Amazon.com, Inc., 3.800%, 12/05/2024	1,135,401	0.0
1,000,000		Amazon.com, Inc., 4.800%, 12/05/2034	1,362,929	0.1
1,000,000		AT&T, Inc., 2.300%, 06/01/2027	1,034,066	0.0
500,000		AT&T, Inc., 3.200%, 03/01/2022	521,869	0.0
1,000,000		AT&T, Inc., 3.400%, 05/15/2025	1,100,267	0.0
1,000,000		AT&T, Inc., 3.500%, 06/01/2041	1,054,045	0.0
500,000		AT&T, Inc., 3.550%, 06/01/2024	547,141	0.0
1,000,000		AT&T, Inc., 3.650%, 06/01/2051	1,048,045	0.0
1,014,000		AT&T, Inc., 4.100%, 02/15/2028	1,162,882	0.0
1,000,000	(2)	AT&T, Inc., 4.250%, 03/01/2027	1,142,903	0.0
1,000,000		AT&T, Inc., 4.500%, 05/15/2035	1,187,624	0.1
1,260,000		AT&T, Inc., 4.500%, 03/09/2048	1,480,999	0.1
500,000		AT&T, Inc., 4.650%, 06/01/2044	573,236	0.0
1,500,000		AT&T, Inc., 4.750%, 05/15/2046	1,779,081	0.1
2,500,000		AT&T, Inc., 4.900%, 08/15/2037	3,001,734	0.1
1,620,000		AT&T, Inc., 6.000%, 08/15/2040	2,184,166	0.1
500,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 4.464%, 07/23/2022	533,284	0.0
1,500,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 4.908%, 07/23/2025	1,721,217	0.1
1,500,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 5.375%, 05/01/2047	1,773,258	0.1

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (CONTINUED)

1,000,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 6.484%, 10/23/2045	1,333,285	0.1
1,000,000	(2)	Cisco Systems, Inc., 3.625%, 03/04/2024	1,117,769	0.0
1,500,000		Cisco Systems, Inc., 5.500%, 01/15/2040	2,202,862	0.1
2,000,000		Comcast Corp., 1.950%, 01/15/2031	2,041,680	0.1
750,000		Comcast Corp., 3.000%, 02/01/2024	807,097	0.0
500,000	(2)	Comcast Corp., 3.375%, 02/15/2025	559,304	0.0
1,250,000		Comcast Corp., 3.600%, 03/01/2024	1,389,106	0.1
1,000,000		Comcast Corp., 3.750%, 04/01/2040	1,180,439	0.0
724,000		Comcast Corp., 3.969%, 11/01/2047	875,908	0.0
750,000		Comcast Corp., 4.200%, 08/15/2034	913,412	0.0
750,000		Comcast Corp., 4.250%, 01/15/2033	922,153	0.0
1,000,000		Comcast Corp., 4.500%, 01/15/2043	1,282,025	0.1
1,000,000		Comcast Corp., 4.600%, 08/15/2045	1,289,187	0.1
1,500,000		Comcast Corp., 4.700%, 10/15/2048	2,016,553	0.1
335,000		Comcast Corp., 6.500%, 11/15/2035	509,943	0.0
1,500,000		Deutsche Telekom International Finance BV, 8.750%, 06/15/2030	2,338,077	0.1
1,250,000		Discovery Communications LLC, 3.625%, 05/15/2030	1,369,935	0.1
250,000		Discovery Communications LLC, 3.900%, 11/15/2024	273,884	0.0
1,000,000		eBay, Inc., 2.700%, 03/11/2030	1,053,258	0.0
500,000		Juniper Networks, Inc., 4.500%, 03/15/2024	554,353	0.0
100,000		Motorola Solutions, Inc., 4.000%, 09/01/2024	110,375	0.0
500,000		NBCUniversal Media LLC, 2.875%, 01/15/2023	534,136	0.0
500,000		NBCUniversal Media, LLC, 4.450%, 01/15/2043	629,726	0.0
1,500,000		Omnicom Group, Inc. / Omnicom Capital, Inc., 3.625%, 05/01/2022	1,582,704	0.1
500,000		Orange SA, 5.500%, 02/06/2044	729,439	0.0
250,000		Rogers Communications, Inc., 5.000%, 03/15/2044	320,055	0.0
500,000		Telefonica Emisiones SAU, 4.103%, 03/08/2027	571,202	0.0
750,000		Telefonica Emisiones SAU, 4.665%, 03/06/2038	897,329	0.0
1,000,000	(1)	Tencent Holdings Ltd., 2.985%, 01/19/2023	1,039,218	0.0
1,000,000		Time Warner Cable LLC, 4.500%, 09/15/2042	1,075,496	0.0
1,000,000		Verizon Communications, Inc., 4.000%, 03/22/2050	1,264,770	0.1
1,585,000		Verizon Communications, Inc., 4.329%, 09/21/2028	1,909,414	0.1
1,650,000		Verizon Communications, Inc., 4.400%, 11/01/2034	2,052,494	0.1
3,000,000		Verizon Communications, Inc., 4.750%, 11/01/2041	3,976,563	0.1
1,636,000		Verizon Communications, Inc., 4.862%, 08/21/2046	2,227,647	0.1
300,000		ViacomCBS, Inc., 3.700%, 08/15/2024	326,086	0.0
248,000		ViacomCBS, Inc., 3.875%, 04/01/2024	267,161	0.0
250,000		ViacomCBS, Inc., 4.000%, 01/15/2026	280,077	0.0
1,500,000		ViacomCBS, Inc., 4.200%, 05/19/2032	1,668,011	0.1
390,000		ViacomCBS, Inc., 4.375%, 03/15/2043	408,276	0.0
440,000		ViacomCBS, Inc., 5.850%, 09/01/2043	520,884	0.0
500,000		Vodafone Group PLC, 3.750%, 01/16/2024	546,422	0.0
2,000,000		Vodafone Group PLC, 4.125%, 05/30/2025	2,272,504	0.1
1,000,000		Vodafone Group PLC, 6.150%, 02/27/2037	1,402,848	0.1
300,000		TWDC Enterprises 18 Corp., 2.350%, 12/01/2022	312,427	0.0
400,000		TWDC Enterprises 18 Corp., 3.000%, 02/13/2026	441,712	0.0
300,000		TWDC Enterprises 18 Corp., 4.125%, 06/01/2044	362,687	0.0
200,000	(2)	Walt Disney Co/The, 1.750%, 08/30/2024	207,411	0.0
1,000,000		Walt Disney Co/The, 1.750%, 01/13/2026	1,030,203	0.0
1,000,000		Walt Disney Co/The, 2.200%, 01/13/2028	1,045,493	0.0
2,000,000		Walt Disney Co/The, 2.650%, 01/13/2031	2,124,396	0.1
2,000,000		Walt Disney Co/The, 3.500%, 05/13/2040	2,187,094	0.1
1,000,000		Walt Disney Co/The, 3.600%, 01/13/2051	1,117,222	0.0
250,000		Walt Disney Co/The, 4.750%, 09/15/2044	320,790	0.0
1,000,000		WPP Finance 2010, 3.625%, 09/07/2022	1,040,385	0.0
			89,572,162	2.8

		Consumer, Cyclical: 1.4%
208,000		American Airlines 2016-2 Class AA Pass Through Trust, 3.200%, 12/15/2029	196,534	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (CONTINUED)

846,820		American Airlines 2016-3 Class AA Pass Through Trust, 3.000%, 04/15/2030	779,242	0.0
213,125		American Airlines 2017-1 Class AA Pass Through Trust, 3.650%, 08/15/2030	204,754	0.0
1,082,591		American Airlines 2017-2 Class AA Pass Through Trust, 3.350%, 04/15/2031	1,019,665	0.0
500,000		American Honda Finance Corp., 2.300%, 09/09/2026	532,470	0.0
750,000		AutoZone, Inc., 3.125%, 07/15/2023	798,720	0.0
500,000		BorgWarner, Inc., 2.650%, 07/01/2027	512,758	0.0
675,959		Delta Air Lines 2007-1 Class A Pass Through Trust, 6.821%, 02/10/2024	663,988	0.0
750,000		General Motors Co., 6.600%, 04/01/2036	816,263	0.0
500,000		General Motors Financial Co., Inc., 3.150%, 06/30/2022	508,892	0.0
1,000,000		General Motors Financial Co., Inc., 3.250%, 01/05/2023	1,022,142	0.0
750,000		General Motors Financial Co., Inc., 3.700%, 05/09/2023	772,868	0.0
500,000		General Motors Financial Co., Inc., 3.850%, 01/05/2028	497,036	0.0
500,000		General Motors Financial Co., Inc., 4.350%, 01/17/2027	517,980	0.0
1,000,000		General Motors Financial Co., Inc., 5.250%, 03/01/2026	1,090,609	0.1
1,000,000		General Motors Co., 5.400%, 10/02/2023	1,084,088	0.1
1,000,000		Home Depot, Inc./The, 2.700%, 04/15/2030	1,100,155	0.1
500,000		Home Depot, Inc./The, 2.800%, 09/14/2027	558,323	0.0
500,000		Home Depot, Inc./The, 3.300%, 04/15/2040	569,009	0.0
2,350,000		Home Depot, Inc./The, 5.875%, 12/16/2036	3,512,702	0.1
500,000	(2)	Kohl's Corp., 4.250%, 07/17/2025	487,908	0.0
500,000		Lear Corp., 4.250%, 05/15/2029	513,832	0.0
500,000		Lear Corp., 5.250%, 05/15/2049	517,386	0.0
1,000,000		Lowe's Cos, Inc., 3.100%, 05/03/2027	1,109,614	0.1
500,000		Lowe's Cos, Inc., 3.650%, 04/05/2029	573,700	0.0
600,000		Lowe's Cos, Inc., 4.250%, 09/15/2044	705,881	0.0
500,000		Marriott International, Inc./MD, 2.300%, 01/15/2022	498,777	0.0
500,000		Marriott International, Inc./MD, 3.125%, 02/15/2023	500,405	0.0
500,000		McDonald's Corp., 3.700%, 01/30/2026	568,245	0.0
400,000		McDonald's Corp., 4.600%, 05/26/2045	493,819	0.0
500,000		McDonald's Corp., 4.700%, 12/09/2035	628,789	0.0
325,000		McDonalds Corp., 6.300%, 10/15/2037	472,291	0.0
1,250,000		Mohawk Industries, Inc., 3.850%, 02/01/2023	1,336,344	0.1
500,000		NIKE, Inc., 2.375%, 11/01/2026	544,962	0.0
500,000		NIKE, Inc., 3.375%, 11/01/2046	561,331	0.0
300,000		O'Reilly Automotive, Inc., 3.800%, 09/01/2022	315,297	0.0
1,250,000		Starbucks Corp., 3.100%, 03/01/2023	1,330,851	0.1
500,000		Starbucks Corp., 3.550%, 08/15/2029	570,500	0.0
400,000		Tapestry, Inc., 4.250%, 04/01/2025	387,623	0.0
1,000,000		Target Corp., 2.650%, 09/15/2030	1,100,993	0.1
750,000		Target Corp., 2.900%, 01/15/2022	780,250	0.0
1,000,000		Target Corp., 3.500%, 07/01/2024	1,118,216	0.1
1,000,000		Toyota Motor Credit Corp., 1.350%, 08/25/2023	1,020,615	0.0
1,000,000		Toyota Motor Credit Corp., 1.800%, 02/13/2025	1,037,220	0.0
1,000,000	(2)	Toyota Motor Credit Corp., 2.700%, 01/11/2023	1,051,401	0.0
1,000,000		Toyota Motor Credit Corp., 3.050%, 01/11/2028	1,119,998	0.1
500,000		Toyota Motor Credit Corp., 3.200%, 01/11/2027	557,177	0.0
403,295		United Airlines 2015-1 Class AA Pass Through Trust, 3.450%, 12/01/2027	394,308	0.0
217,022		United Airlines 2016-1 Class A Pass Through Trust, 3.450%, 01/07/2030	181,334	0.0
217,021		United Airlines 2016-1 Class AA Pass Through Trust, 3.100%, 01/07/2030	209,108	0.0
933,027		United Airlines 2018-1 Class AA Pass Through Trust, 3.500%, 09/01/2031	877,024	0.0
250,000		Walgreens Boots Alliance, Inc., 3.450%, 06/01/2026	271,009	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (CONTINUED)

250,000	(2)	Walgreens Boots Alliance, Inc., 3.800%, 11/18/2024	275,539	0.0
250,000		Walgreens Boots Alliance, Inc., 4.500%, 11/18/2034	280,128	0.0
250,000		Walgreens Boots Alliance, Inc., 4.650%, 06/01/2046	268,506	0.0
250,000		Walgreens Boots Alliance, Inc., 4.800%, 11/18/2044	271,601	0.0
500,000		Walmart, Inc., 5.250%, 09/01/2035	730,587	0.0
1,000,000		Walmart, Inc., 3.300%, 04/22/2024	1,099,634	0.1
1,000,000		Walmart, Inc., 3.400%, 06/26/2023	1,086,682	0.1
1,000,000		Walmart, Inc., 3.550%, 06/26/2025	1,134,337	0.1
1,000,000		Walmart, Inc., 3.700%, 06/26/2028	1,185,610	0.1
300,000	(2)	Whirlpool Corp., 3.700%, 05/01/2025	329,136	0.0
200,000		Whirlpool Corp., 4.000%, 03/01/2024	211,274	0.0
			45,467,440	1.4

		Consumer, Non-cyclical: 4.8%
500,000	(2)	Abbott Laboratories, 1.400%, 06/30/2030	495,528	0.0
284,000		Abbott Laboratories, 3.750%, 11/30/2026	330,703	0.0
339,000		Abbott Laboratories, 4.750%, 11/30/2036	456,537	0.0
500,000		Abbott Laboratories, 4.750%, 04/15/2043	672,327	0.0
1,000,000		Abbott Laboratories, 4.900%, 11/30/2046	1,437,936	0.1
500,000	(1)	AbbVie, Inc., 2.800%, 03/15/2023	519,146	0.0
1,500,000		AbbVie, Inc., 3.200%, 05/14/2026	1,669,940	0.1
1,000,000	(1)	AbbVie, Inc., 3.200%, 11/21/2029	1,116,552	0.1
500,000	(1)	AbbVie, Inc., 3.250%, 10/01/2022	523,330	0.0
500,000	(1)	AbbVie, Inc., 3.450%, 03/15/2022	519,651	0.0
1,250,000		AbbVie, Inc., 3.600%, 05/14/2025	1,388,845	0.1
750,000	(1)	AbbVie, Inc., 3.800%, 03/15/2025	837,142	0.0
1,000,000	(1)	AbbVie, Inc., 4.050%, 11/21/2039	1,161,389	0.1
1,000,000	(1)	AbbVie, Inc., 4.250%, 11/21/2049	1,204,035	0.1
500,000		AbbVie, Inc., 4.300%, 05/14/2036	592,960	0.0
500,000		AbbVie, Inc., 4.450%, 05/14/2046	608,854	0.0
1,000,000		AbbVie, Inc., 4.500%, 05/14/2035	1,234,659	0.1
750,000	(1)	AbbVie, Inc., 4.550%, 03/15/2035	926,079	0.0
500,000		Aetna, Inc., 2.750%, 11/15/2022	521,039	0.0
250,000		Aetna, Inc., 3.500%, 11/15/2024	272,459	0.0
300,000		Aetna, Inc., 4.500%, 05/15/2042	357,511	0.0
500,000		Altria Group, Inc., 2.950%, 05/02/2023	526,835	0.0
1,000,000		Altria Group, Inc., 4.000%, 01/31/2024	1,102,498	0.1
300,000		Altria Group, Inc., 4.250%, 08/09/2042	317,381	0.0
750,000		Altria Group, Inc., 4.800%, 02/14/2029	874,887	0.0
500,000		Altria Group, Inc., 5.800%, 02/14/2039	624,143	0.0
1,000,000		AmerisourceBergen Corp., 2.800%, 05/15/2030	1,054,498	0.0
250,000		AmerisourceBergen Corp., 4.250%, 03/01/2045	275,137	0.0
500,000		Amgen, Inc., 2.250%, 08/19/2023	524,534	0.0
1,000,000		Amgen, Inc., 2.300%, 02/25/2031	1,048,641	0.0
1,000,000		Amgen, Inc., 3.150%, 02/21/2040	1,066,810	0.0
1,500,000		Amgen, Inc., 4.400%, 05/01/2045	1,863,978	0.1
3,500,000		Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., 4.900%, 02/01/2046	4,294,233	0.1
250,000		Anheuser-Busch InBev Worldwide, Inc., 3.750%, 07/15/2042	269,691	0.0
1,500,000		Anheuser-Busch InBev Worldwide, Inc., 4.500%, 06/01/2050	1,796,393	0.1
750,000		Anheuser-Busch InBev Worldwide, Inc., 8.200%, 01/15/2039	1,192,514	0.1
1,500,000	(2)	Anheuser-Busch InBev Worldwide, Inc., 3.500%, 06/01/2030	1,689,747	0.1
1,500,000		Anheuser-Busch InBev Worldwide, Inc., 4.350%, 06/01/2040	1,713,947	0.1
250,000		Anthem, Inc., 3.500%, 08/15/2024	273,721	0.0
1,000,000		Anthem, Inc., 3.650%, 12/01/2027	1,140,084	0.1
750,000		Anthem, Inc., 4.101%, 03/01/2028	877,673	0.0
250,000		Anthem, Inc., 4.650%, 08/15/2044	319,680	0.0
100,000		AstraZeneca PLC, 3.500%, 08/17/2023	108,257	0.0
1,000,000		AstraZeneca PLC, 4.000%, 01/17/2029	1,225,707	0.1
1,000,000	(2)	AstraZeneca PLC, 4.375%, 08/17/2048	1,319,611	0.1
1,400,000		AstraZeneca PLC, 6.450%, 09/15/2037	2,117,305	0.1
500,000		Automatic Data Processing, Inc., 3.375%, 09/15/2025	561,639	0.0
1,000,000		BAT Capital Corp., 3.222%, 08/15/2024	1,072,139	0.0
224,000		Baxalta, Inc., 4.000%, 06/23/2025	253,852	0.0
1,870,000		Becton Dickinson & Co., 3.125%, 11/08/2021	1,918,641	0.1

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (CONTINUED)

750,000		Biogen, Inc., 4.050%, 09/15/2025	859,849	0.0
500,000		Boston Scientific Corp., 1.900%, 06/01/2025	518,156	0.0
500,000		Boston Scientific Corp., 2.650%, 06/01/2030	519,999	0.0
400,000		Boston Scientific Corp., 3.375%, 05/15/2022	418,402	0.0
500,000		Bristol-Myers Squibb Co., 3.250%, 08/01/2042	564,993	0.0
250,000	(1)	Bristol-Myers Squibb Co., 3.625%, 05/15/2024	275,460	0.0
500,000	(1)	Bristol-Myers Squibb Co., 3.875%, 08/15/2025	569,176	0.0
1,000,000	(1)	Bristol-Myers Squibb Co., 3.900%, 02/20/2028	1,177,360	0.1
1,000,000	(1)	Bristol-Myers Squibb Co., 4.000%, 08/15/2023	1,103,704	0.1
500,000	(1)	Bristol-Myers Squibb Co., 4.625%, 05/15/2044	671,296	0.0
500,000	(1)	Bristol-Myers Squibb Co., 5.000%, 08/15/2045	705,877	0.0
1,000,000		Bunge Ltd. Finance Corp., 4.350%, 03/15/2024	1,092,768	0.1
500,000		Cardinal Health, Inc., 3.200%, 03/15/2023	529,261	0.0
500,000		Cardinal Health, Inc., 4.900%, 09/15/2045	580,629	0.0
750,000	(1)	Cigna Corp., 3.250%, 04/15/2025	819,827	0.0
500,000	(1)	Cigna Corp., 3.400%, 03/01/2027	551,218	0.0
250,000	(1)	Cigna Corp., 3.500%, 06/15/2024	273,281	0.0
1,000,000		Cigna Corp., 4.800%, 08/15/2038	1,269,122	0.1
500,000	(1)	Cigna Corp., 4.800%, 07/15/2046	630,568	0.0
500,000		Cigna Corp., 4.900%, 12/15/2048	662,009	0.0
750,000		Clorox Co/The, 3.050%, 09/15/2022	789,701	0.0
1,000,000		Clorox Co/The, 1.800%, 05/15/2030	1,010,829	0.0
1,000,000		Coca-Cola Co., 3.200%, 11/01/2023	1,090,527	0.0
1,000,000	(2)	Coca-Cola Co/The, 2.900%, 05/25/2027	1,120,253	0.1
1,000,000		Coca-Cola Co/The, 1.650%, 06/01/2030	1,018,381	0.0
1,000,000		Coca-Cola Co/The, 2.600%, 06/01/2050	1,013,497	0.0
750,000		Colgate-Palmolive Co., 2.250%, 11/15/2022	784,922	0.0
426,000		Conagra Brands, Inc., 3.200%, 01/25/2023	449,065	0.0
1,000,000		Constellation Brands, Inc., 3.200%, 02/15/2023	1,061,795	0.0
500,000		Covidien International Finance SA, 3.200%, 06/15/2022	524,637	0.0
750,000		CVS Health Corp., 2.750%, 12/01/2022	783,060	0.0
500,000		CVS Health Corp., 2.800%, 07/20/2020	500,452	0.0
250,000		CVS Health Corp., 3.375%, 08/12/2024	272,613	0.0
1,000,000		CVS Health Corp., 3.700%, 03/09/2023	1,074,897	0.0
443,000		CVS Health Corp., 3.875%, 07/20/2025	497,819	0.0
250,000		CVS Health Corp., 4.000%, 12/05/2023	274,396	0.0
1,000,000		CVS Health Corp., 4.300%, 03/25/2028	1,169,853	0.1
1,000,000		CVS Health Corp., 4.780%, 03/25/2038	1,243,772	0.1
2,000,000		CVS Health Corp., 5.050%, 03/25/2048	2,605,793	0.1
1,000,000		CVS Health Corp., 5.125%, 07/20/2045	1,289,998	0.1
200,000		CVS Health Corp., 5.300%, 12/05/2043	261,844	0.0
1,000,000		Diageo Capital PLC, 2.125%, 04/29/2032	1,038,177	0.0
1,000,000		Diageo Capital PLC, 3.500%, 09/18/2023	1,086,724	0.0
1,000,000		Diageo Capital PLC, 3.875%, 05/18/2028	1,165,827	0.1
250,000		Keurig Dr Pepper, Inc., 3.400%, 11/15/2025	278,766	0.0
350,000		Keurig Dr Pepper, Inc., 4.500%, 11/15/2045	427,379	0.0
591,000		Ecolab, Inc., 4.350%, 12/08/2021	624,942	0.0
2,250,000		Eli Lilly and Co., 2.250%, 05/15/2050	2,164,128	0.1
300,000		Estee Lauder Cos, Inc./The, 3.700%, 08/15/2042	340,756	0.0
350,000		Flowers Foods, Inc., 4.375%, 04/01/2022	364,912	0.0
750,000		General Mills, Inc., 4.150%, 02/15/2043	913,900	0.0
500,000		Gilead Sciences, Inc., 2.500%, 09/01/2023	529,418	0.0
750,000		Gilead Sciences, Inc., 3.500%, 02/01/2025	835,456	0.0
260,000		Gilead Sciences, Inc., 3.650%, 03/01/2026	297,777	0.0
150,000		Gilead Sciences, Inc., 3.700%, 04/01/2024	165,906	0.0
250,000	(2)	Gilead Sciences, Inc., 4.150%, 03/01/2047	318,855	0.0
200,000		Gilead Sciences, Inc., 4.500%, 02/01/2045	260,692	0.0
750,000		Gilead Sciences, Inc., 4.750%, 03/01/2046	1,014,767	0.0
350,000		Gilead Sciences, Inc., 4.800%, 04/01/2044	468,604	0.0
500,000		GlaxoSmithKline Capital, Inc., 6.375%, 05/15/2038	761,340	0.0
750,000		Hershey Co/The, 2.300%, 08/15/2026	811,429	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (CONTINUED)

1,750,000		Humana, Inc., 3.850%, 10/01/2024	1,923,688	0.1
500,000		Humana, Inc., 4.950%, 10/01/2044	657,972	0.0
1,000,000		Johnson & Johnson, 2.450%, 03/01/2026	1,095,712	0.1
1,000,000		Johnson & Johnson, 2.900%, 01/15/2028	1,125,942	0.1
500,000		Johnson & Johnson, 2.950%, 03/03/2027	559,050	0.0
1,000,000		Johnson & Johnson, 3.625%, 03/03/2037	1,192,200	0.1
500,000		Johnson & Johnson, 3.700%, 03/01/2046	626,293	0.0
500,000		Johnson & Johnson, 3.750%, 03/03/2047	633,033	0.0
500,000		Kellogg Co., 2.100%, 06/01/2030	507,527	0.0
500,000		Kellogg Co., 3.250%, 04/01/2026	558,039	0.0
1,000,000		Kroger Co., 2.650%, 10/15/2026	1,091,856	0.0
250,000		Kroger Co/The, 4.450%, 02/01/2047	303,797	0.0
879,000		Kroger Co/The, 7.500%, 04/01/2031	1,257,001	0.1
250,000		Laboratory Corp. of America Holdings, 3.200%, 02/01/2022	259,388	0.0
250,000		Laboratory Corp. of America Holdings, 4.700%, 02/01/2045	304,905	0.0
250,000		Mead Johnson Nutrition Co., 4.600%, 06/01/2044	319,304	0.0
445,000		Medtronic, Inc., 3.500%, 03/15/2025	502,045	0.0
716,000		Medtronic, Inc., 4.375%, 03/15/2035	936,262	0.0
72,000		Medtronic, Inc., 4.625%, 03/15/2045	97,088	0.0
500,000		Merck & Co., Inc., 0.750%, 02/24/2026	499,999	0.0
500,000		Merck & Co., Inc., 1.450%, 06/24/2030	501,684	0.0
250,000		Merck & Co., Inc., 3.700%, 02/10/2045	300,270	0.0
1,000,000		Merck & Co., Inc., 3.900%, 03/07/2039	1,207,133	0.1
1,000,000		Merck & Co., Inc., 4.150%, 05/18/2043	1,287,945	0.1
500,000		Molson Coors Beverage Co., 5.000%, 05/01/2042	532,437	0.0
1,000,000		Mondelez International, Inc., 2.750%, 04/13/2030	1,080,863	0.0
200,000		Mylan, Inc., 4.200%, 11/29/2023	218,667	0.0
500,000		Novartis Capital Corp., 2.200%, 08/14/2030	529,636	0.0
500,000		Novartis Capital Corp., 2.400%, 05/17/2022	518,982	0.0
500,000		Novartis Capital Corp., 2.750%, 08/14/2050	529,625	0.0
500,000		Novartis Capital Corp., 3.100%, 05/17/2027	561,362	0.0
500,000		Novartis Capital Corp., 3.400%, 05/06/2024	550,399	0.0
1,000,000		PayPal Holdings, Inc., 1.650%, 06/01/2025	1,036,297	0.0
1,000,000		PayPal Holdings, Inc., 2.300%, 06/01/2030	1,041,450	0.0
500,000		PepsiCo, Inc., 4.000%, 03/05/2042	624,146	0.0
500,000		PepsiCo, Inc., 2.250%, 05/02/2022	517,479	0.0
1,000,000		PepsiCo, Inc., 3.600%, 03/01/2024	1,101,127	0.1
250,000		PepsiCo, Inc., 4.250%, 10/22/2044	320,598	0.0
2,000,000		PepsiCo, Inc., 1.625%, 05/01/2030	2,041,845	0.1
750,000		Perrigo Finance Unlimited Co., 3.900%, 12/15/2024	798,503	0.0
1,000,000	(2)	Pfizer, Inc., 3.450%, 03/15/2029	1,169,112	0.1
1,000,000		Pfizer, Inc., 3.900%, 03/15/2039	1,235,378	0.1
1,000,000		Pfizer, Inc., 4.100%, 09/15/2038	1,245,471	0.1
500,000		Pfizer, Inc., 4.125%, 12/15/2046	645,337	0.0
500,000		Pfizer, Inc., 4.000%, 12/15/2036	614,442	0.0
1,000,000		Pfizer, Inc., 4.300%, 06/15/2043	1,283,479	0.1
500,000	(2)	Philip Morris International, Inc., 2.125%, 05/10/2023	523,092	0.0
750,000		Philip Morris International, Inc., 2.500%, 11/02/2022	781,925	0.0
500,000		Philip Morris International, Inc., 2.625%, 02/18/2022	516,005	0.0
500,000	(2)	Philip Morris International, Inc., 3.125%, 03/02/2028	559,609	0.0
250,000	(2)	Philip Morris International, Inc., 3.250%, 11/10/2024	276,872	0.0
500,000		Philip Morris International, Inc., 3.875%, 08/21/2042	573,815	0.0
1,000,000		Quest Diagnostics, Inc., 2.800%, 06/30/2031	1,050,495	0.0
500,000		Reynolds American, Inc., 5.700%, 08/15/2035	624,912	0.0
1,250,000		Reynolds American, Inc., 6.150%, 09/15/2043	1,555,556	0.1
1,000,000	(2)	Sanofi, 3.625%, 06/19/2028	1,176,981	0.1
750,000		Shire Acquisitions Investments Ireland DAC, 2.400%, 09/23/2021	765,163	0.0
500,000		Stryker Corp., 3.500%, 03/15/2026	563,173	0.0
250,000		Thermo Fisher Scientific, Inc., 4.150%, 02/01/2024	277,547	0.0
750,000		Tyson Foods, Inc., 3.550%, 06/02/2027	831,732	0.0
150,000	(2)	Unilever Capital Corp., 2.600%, 05/05/2024	160,719	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (CONTINUED)

500,000		Unilever Capital Corp., 3.250%, 03/07/2024	544,842	0.0
1,000,000	(2)	Unilever Capital Corp., 3.500%, 03/22/2028	1,155,624	0.1
1,000,000		UnitedHealth Group, Inc., 2.000%, 05/15/2030	1,048,068	0.0
500,000		UnitedHealth Group, Inc., 2.750%, 02/15/2023	527,567	0.0
1,000,000		UnitedHealth Group, Inc., 2.750%, 05/15/2040	1,062,103	0.0
300,000		UnitedHealth Group, Inc., 2.875%, 12/15/2021	311,178	0.0
500,000		UnitedHealth Group, Inc., 2.875%, 03/15/2023	530,735	0.0
500,000		UnitedHealth Group, Inc., 2.900%, 05/15/2050	533,503	0.0
500,000		UnitedHealth Group, Inc., 2.950%, 10/15/2027	558,896	0.0
500,000		UnitedHealth Group, Inc., 3.100%, 03/15/2026	558,985	0.0
500,000		UnitedHealth Group, Inc., 3.125%, 05/15/2060	535,285	0.0
1,000,000	(2)	UnitedHealth Group, Inc., 3.500%, 06/15/2023	1,087,648	0.0
1,000,000		UnitedHealth Group, Inc., 3.850%, 06/15/2028	1,183,736	0.1
1,000,000		UnitedHealth Group, Inc., 4.250%, 04/15/2047	1,288,038	0.1
250,000		UnitedHealth Group, Inc., 4.625%, 07/15/2035	329,617	0.0
250,000		UnitedHealth Group, Inc., 4.750%, 07/15/2045	337,141	0.0
1,000,000		Zoetis, Inc., 2.000%, 05/15/2030	1,022,082	0.0
1,000,000		Zoetis, Inc., 3.000%, 05/15/2050	1,033,077	0.0
500,000		Zoetis, Inc., 4.500%, 11/13/2025	584,268	0.0
			155,186,369	4.8

		Energy: 2.2%
1,000,000	(2)	Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc., 3.138%, 11/07/2029	1,046,278	0.0
250,000		Boardwalk Pipelines L.P., 4.950%, 12/15/2024	268,005	0.0
500,000		Boardwalk Pipelines L.P., 5.950%, 06/01/2026	563,092	0.0
500,000		BP Capital Markets America, Inc., 2.112%, 09/16/2021	509,207	0.0
500,000		BP Capital Markets America, Inc., 2.520%, 09/19/2022	519,569	0.0
1,000,000		BP Capital Markets America, Inc., 2.750%, 05/10/2023	1,057,513	0.1
500,000		BP Capital Markets America, Inc., 3.017%, 01/16/2027	542,092	0.0
250,000		BP Capital Markets America, Inc., 3.119%, 05/04/2026	272,820	0.0
500,000		BP Capital Markets America, Inc., 3.216%, 11/28/2023	537,782	0.0
1,000,000		BP Capital Markets America, Inc., 3.937%, 09/21/2028	1,144,616	0.1
250,000		BP Capital Markets PLC, 3.535%, 11/04/2024	276,091	0.0
500,000		BP Capital Markets PLC, 3.814%, 02/10/2024	550,331	0.0
250,000		Canadian Natural Resources Ltd., 3.800%, 04/15/2024	265,568	0.0
500,000		Chevron Corp., 2.100%, 05/16/2021	506,911	0.0
500,000		Chevron Corp., 2.566%, 05/16/2023	527,529	0.0
500,000	(2)	Chevron Corp., 2.895%, 03/03/2024	538,720	0.0
500,000		Chevron Corp., 2.954%, 05/16/2026	554,214	0.0
1,000,000		Chevron Corp., 2.978%, 05/11/2040	1,071,781	0.1
500,000		CNOOC Finance 2013 Ltd., 3.000%, 05/09/2023	522,350	0.0
750,000		CNOOC Finance 2014 ULC, 4.250%, 04/30/2024	827,213	0.0
250,000		CNOOC Finance 2014 ULC, 4.875%, 04/30/2044	327,052	0.0
750,000		CNOOC Finance 2015 USA LLC, 3.500%, 05/05/2025	818,951	0.0
129,000		ConocoPhillips Co., 4.150%, 11/15/2034	143,390	0.0
500,000		ConocoPhillips Co., 4.300%, 11/15/2044	610,792	0.0
2,000,000		ConocoPhillips, 6.500%, 02/01/2039	2,915,654	0.1
500,000	(2)	Ecopetrol SA, 4.125%, 01/16/2025	503,077	0.0
250,000	(2)	Enbridge, Inc., 3.500%, 06/10/2024	271,550	0.0
250,000		Enbridge, Inc., 4.500%, 06/10/2044	280,716	0.0
500,000		Energy Transfer Operating L.P., 3.600%, 02/01/2023	517,438	0.0
800,000		Energy Transfer Operating L.P., 6.125%, 12/15/2045	834,022	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2020 (Unaudited) (continued)

1,809,000		Energy Transfer Operating L.P., 6.500%, 02/01/2042	1,956,888	0.1
500,000		Enterprise Products Operating LLC, 2.850%, 04/15/2021	507,978	0.0
500,000		Enterprise Products Operating LLC, 3.700%, 02/15/2026	562,316	0.0
100,000	(2)	Enterprise Products Operating LLC, 3.750%, 02/15/2025	110,752	0.0
500,000		Enterprise Products Operating LLC, 3.950%, 02/15/2027	570,824	0.0
300,000		Enterprise Products Operating LLC, 4.450%, 02/15/2043	331,934	0.0
1,100,000		Enterprise Products Operating LLC, 4.850%, 03/15/2044	1,276,319	0.1
1,750,000		Enterprise Products Operating LLC, 4.900%, 05/15/2046	2,032,494	0.1
1,950,000		EOG Resources, Inc., 2.625%, 03/15/2023	2,044,473	0.1
250,000		EOG Resources, Inc., 4.150%, 01/15/2026	288,977	0.0
1,000,000		Equinor ASA, 2.375%, 05/22/2030	1,040,724	0.0
250,000		Equinor ASA, 2.750%, 11/10/2021	256,647	0.0
500,000		Equinor ASA, 3.625%, 09/10/2028	575,730	0.0
500,000		Equinor ASA, 3.950%, 05/15/2043	582,115	0.0
500,000		Exxon Mobil Corp., 2.726%, 03/01/2023	526,204	0.0
500,000		Exxon Mobil Corp., 3.043%, 03/01/2026	549,895	0.0
500,000		Exxon Mobil Corp., 4.114%, 03/01/2046	606,945	0.0
500,000	(2)	Halliburton Co., 2.920%, 03/01/2030	475,187	0.0
27,000		Halliburton Co., 3.500%, 08/01/2023	28,294	0.0
31,000		Halliburton Co., 3.800%, 11/15/2025	33,601	0.0
500,000		Halliburton Co., 4.750%, 08/01/2043	495,011	0.0
500,000		Halliburton Co., 4.850%, 11/15/2035	526,429	0.0
1,000,000		Hess Corp., 5.600%, 02/15/2041	1,050,313	0.0
500,000		Kinder Morgan Energy Partners L.P., 3.500%, 03/01/2021	506,291	0.0
500,000		Kinder Morgan Energy Partners L.P., 3.500%, 09/01/2023	531,602	0.0
167,000		Kinder Morgan Energy Partners L.P., 3.950%, 09/01/2022	176,150	0.0
400,000		Kinder Morgan Energy Partners L.P., 4.300%, 05/01/2024	437,363	0.0
400,000		Kinder Morgan Energy Partners L.P., 5.400%, 09/01/2044	471,856	0.0
1,325,000		Kinder Morgan Energy Partners L.P., 6.950%, 01/15/2038	1,758,067	0.1
500,000		Kinder Morgan, Inc., 4.300%, 06/01/2025	557,763	0.0
500,000		Kinder Morgan, Inc., 5.050%, 02/15/2046	575,892	0.0
500,000		Kinder Morgan, Inc., 5.550%, 06/01/2045	607,808	0.0
1,500,000		Magellan Midstream Partners L.P., 4.200%, 12/01/2042	1,452,000	0.1
250,000		Marathon Oil Corp., 3.850%, 06/01/2025	252,291	0.0
500,000		Marathon Oil Corp., 5.200%, 06/01/2045	466,588	0.0
400,000		Marathon Petroleum Corp., 4.750%, 09/15/2044	418,226	0.0
1,000,000		MPLX L.P., 4.000%, 03/15/2028	1,054,273	0.1
1,000,000		MPLX L.P., 4.875%, 12/01/2024	1,111,298	0.1
300,000		Noble Energy, Inc., 3.900%, 11/15/2024	302,560	0.0
700,000		Noble Energy, Inc., 5.050%, 11/15/2044	636,942	0.0
1,000,000		ONEOK Partners L.P., 6.200%, 09/15/2043	1,069,858	0.1
500,000		Petroleos Mexicanos, 4.875%, 01/18/2024	481,822	0.0
1,500,000	(2)	Phillips 66, 3.900%, 03/15/2028	1,696,484	0.1
250,000		Phillips 66, 4.650%, 11/15/2034	295,984	0.0
500,000		Pioneer Natural Resources Co., 3.950%, 07/15/2022	520,486	0.0
750,000		Plains All American Pipeline L.P. / PAA Finance Corp., 4.650%, 10/15/2025	801,464	0.0
250,000		Plains All American Pipeline L.P. / PAA Finance Corp., 4.700%, 06/15/2044	226,344	0.0
500,000		Shell International Finance BV, 1.750%, 09/12/2021	507,257	0.0
1,040,000	(2)	Shell International Finance BV, 2.875%, 05/10/2026	1,140,755	0.1
1,000,000		Shell International Finance BV, 3.250%, 05/11/2025	1,107,526	0.1
500,000		Shell International Finance BV, 3.750%, 09/12/2046	571,446	0.0
1,500,000		Shell International Finance BV, 4.125%, 05/11/2035	1,831,352	0.1
250,000		Shell International Finance BV, 4.375%, 05/11/2045	310,295	0.0
600,000		Spectra Energy Partners L.P., 4.500%, 03/15/2045	680,647	0.0
1,450,000		Suncor Energy, Inc., 6.500%, 06/15/2038	1,840,722	0.1

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2020 (Unaudited) (continued)

500,000		Sunoco Logistics Partners Operations L.P., 3.450%, 01/15/2023	517,343	0.0
500,000		Sunoco Logistics Partners Operations L.P., 4.950%, 01/15/2043	454,669	0.0
2,000,000	(2)	TC Pipelines L.P., 4.650%, 06/15/2021	2,047,138	0.1
500,000		Total Capital Canada Ltd., 2.750%, 07/15/2023	535,240	0.0
2,000,000		TransCanada PipeLines Ltd., 4.625%, 03/01/2034	2,301,693	0.1
1,000,000		TransCanada Pipelines Ltd., 7.625%, 01/15/2039	1,549,645	0.1
1,000,000		Valero Energy Corp., 6.625%, 06/15/2037	1,324,628	0.1
400,000		Williams Cos, Inc./The, 4.000%, 09/15/2025	443,456	0.0
500,000		Williams Cos, Inc./The, 4.300%, 03/04/2024	543,828	0.0
500,000		Williams Cos, Inc./The, 5.100%, 09/15/2045	548,292	0.0
500,000		Williams Cos, Inc./The, 5.400%, 03/04/2044	557,252	0.0
			70,976,970	2.2

		Financial: 9.0%
1,000,000		Aflac, Inc., 3.625%, 06/15/2023	1,094,494	0.1
500,000		American International Group, Inc., 3.300%, 03/01/2021	508,448	0.0
1,000,000		American International Group, Inc., 3.750%, 07/10/2025	1,107,860	0.1
250,000		American International Group, Inc., 4.700%, 07/10/2035	305,145	0.0
500,000		Air Lease Corp., 3.000%, 09/15/2023	493,413	0.0
500,000		Air Lease Corp., 3.500%, 01/15/2022	505,328	0.0
1,000,000	(2)	Allstate Corp./The, 3.280%, 12/15/2026	1,142,881	0.1
500,000		American Campus Communities Operating Partnership L.P., 3.875%, 01/30/2031	525,143	0.0
750,000		American Express Co., 3.000%, 10/30/2024	812,397	0.0
1,000,000		American Express Co., 3.400%, 02/27/2023	1,070,618	0.1
500,000		American Express Credit Corp., 2.700%, 03/03/2022	517,821	0.0
1,000,000		American Express Credit Corp., 3.300%, 05/03/2027	1,136,716	0.1
1,000,000		American International Group, Inc., 4.375%, 06/30/2050	1,150,810	0.1
900,000		American International Group, Inc., 4.500%, 07/16/2044	1,051,289	0.0
500,000		American Tower Corp., 3.375%, 10/15/2026	556,569	0.0
1,000,000		American Tower Corp., 3.500%, 01/31/2023	1,069,260	0.1
750,000		American Tower Corp., 3.550%, 07/15/2027	837,138	0.0
500,000	(2)	Aon Corp., 3.750%, 05/02/2029	573,478	0.0
1,000,000		Aon PLC, 4.450%, 05/24/2043	1,179,881	0.1
500,000		Aon PLC, 4.600%, 06/14/2044	613,907	0.0
500,000		Aon PLC, 4.750%, 05/15/2045	638,371	0.0
400,000	(2)	Assured Guaranty US Holdings, Inc., 5.000%, 07/01/2024	447,162	0.0
500,000	(2)	AvalonBay Communities, Inc., 2.300%, 03/01/2030	528,157	0.0
500,000		AvalonBay Communities, Inc., 2.850%, 03/15/2023	520,519	0.0
500,000		AvalonBay Communities, Inc., 2.950%, 09/15/2022	520,864	0.0
600,000		Banco Santander SA, 3.125%, 02/23/2023	625,966	0.0
800,000		Banco Santander SA, 3.500%, 04/11/2022	832,269	0.0
600,000		Banco Santander SA, 3.800%, 02/23/2028	651,534	0.0
400,000		Banco Santander SA, 4.250%, 04/11/2027	443,874	0.0
400,000		Banco Santander SA, 5.179%, 11/19/2025	450,340	0.0
500,000	(3)	Bank of America Corp., 2.496%, 02/13/2031	524,767	0.0
2,000,000	(3)	Bank of America Corp., 2.592%, 04/29/2031	2,120,105	0.1
1,000,000	(3)	Bank of America Corp., 2.738%, 01/23/2022	1,011,273	0.0
500,000	(3)	Bank of America Corp., 2.881%, 04/24/2023	518,447	0.0
1,000,000	(3)	Bank of America Corp., 3.093%, 10/01/2025	1,080,194	0.1
2,000,000		Bank of America Corp., 3.300%, 01/11/2023	2,130,539	0.1
2,384,000	(3)	Bank of America Corp., 3.419%, 12/20/2028	2,656,682	0.1
1,000,000		Bank of America Corp., 3.500%, 04/19/2026	1,126,541	0.1
500,000	(3)	Bank of America Corp., 3.550%, 03/05/2024	534,477	0.0
1,020,000	(3)	Bank of America Corp., 3.824%, 01/20/2028	1,160,729	0.1
1,500,000		Bank of America Corp., 3.950%, 04/21/2025	1,660,861	0.1
1,280,000		Bank of America Corp., 4.183%, 11/25/2027	1,461,692	0.1
1,000,000		Bank of America Corp., 4.250%, 10/22/2026	1,147,287	0.1
2,000,000		Bank of America Corp., 4.450%, 03/03/2026	2,298,160	0.1

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2020 (Unaudited) (continued)

750,000	(2)	Bank of Montreal, 2.350%, 09/11/2022	784,161	0.0
1,000,000	(3)	Bank of Montreal, 3.803%, 12/15/2032	1,077,125	0.1
500,000		Bank of New York Mellon Corp./The, 2.600%, 02/07/2022	516,441	0.0
750,000	(3)	Bank of New York Mellon Corp./The, 2.661%, 05/16/2023	777,074	0.0
1,000,000		Bank of New York Mellon Corp./The, 2.950%, 01/29/2023	1,063,634	0.0
750,000		Bank of New York Mellon Corp./The, 3.250%, 05/16/2027	848,520	0.0
500,000	(3)	Bank of New York Mellon Corp./The, 3.442%, 02/07/2028	567,793	0.0
500,000		Bank of New York Mellon Corp., 2.200%, 08/16/2023	522,890	0.0
500,000		Bank of New York Mellon Corp., 2.500%, 04/15/2021	507,693	0.0
700,000		Bank of New York Mellon Corp., 3.000%, 10/30/2028	769,213	0.0
500,000		Bank of Nova Scotia/The, 2.450%, 09/19/2022	522,141	0.0
500,000		Bank of Nova Scotia, 4.500%, 12/16/2025	568,938	0.0
750,000		Barclays PLC, 4.375%, 01/12/2026	847,702	0.0
1,000,000		Barclays PLC, 5.200%, 05/12/2026	1,118,195	0.1
250,000		Barclays PLC, 5.250%, 08/17/2045	335,700	0.0
750,000		Truist Financial Corp., 2.850%, 10/26/2024	810,538	0.0
1,000,000		Truist Financial Corp., 3.950%, 03/22/2022	1,051,833	0.0
1,000,000		Berkshire Hathaway Finance Corp., 4.200%, 08/15/2048	1,270,872	0.1
1,000,000		Berkshire Hathaway, Inc., 3.125%, 03/15/2026	1,121,114	0.1
1,000,000		BlackRock, Inc., 1.900%, 01/28/2031	1,024,046	0.0
500,000		BNP Paribas SA, 3.250%, 03/03/2023	537,947	0.0
1,000,000	(1),(2)	BNP Paribas SA, 3.500%, 11/16/2027	1,094,748	0.1
500,000		Boston Properties L.P., 3.250%, 01/30/2031	539,024	0.0
1,000,000	(1)	BPCE SA, 3.250%, 01/11/2028	1,092,998	0.1
500,000		Truist Bank, 3.625%, 09/16/2025	557,722	0.0
400,000		Truist Bank, 3.800%, 10/30/2026	453,366	0.0
1,500,000		Brighthouse Financial, Inc., 5.625%, 05/15/2030	1,665,151	0.1
500,000		Capital One Financial Corp., 3.200%, 01/30/2023	526,965	0.0
500,000		Capital One Financial Corp., 3.200%, 02/05/2025	535,716	0.0
500,000		Capital One Financial Corp., 3.300%, 10/30/2024	538,480	0.0
500,000		Capital One Financial Corp., 3.750%, 04/24/2024	542,435	0.0
500,000		Capital One Financial Corp., 3.750%, 07/28/2026	546,044	0.0
500,000		Capital One Financial Corp., 3.800%, 01/31/2028	556,281	0.0
500,000		Capital One Financial Corp., 4.200%, 10/29/2025	555,500	0.0
1,000,000		Capital One Financial Corp., 3.650%, 05/11/2027	1,094,973	0.1
1,000,000		Charles Schwab Corp./The, 2.650%, 01/25/2023	1,053,369	0.0
1,000,000		Charles Schwab Corp./The, 3.200%, 01/25/2028	1,119,349	0.1
1,000,000		Chubb Corp./The, 6.000%, 05/11/2037	1,450,282	0.1
750,000		Chubb INA Holdings, Inc., 2.700%, 03/13/2023	791,959	0.0
750,000		Citigroup, Inc., 2.700%, 10/27/2022	783,648	0.0
500,000	(3)	Citigroup, Inc., 2.876%, 07/24/2023	520,576	0.0
1,000,000	(3)	Citigroup, Inc., 3.142%, 01/24/2023	1,034,458	0.0
500,000		Citigroup, Inc., 3.400%, 05/01/2026	554,847	0.0
1,000,000		Citigroup, Inc., 3.500%, 05/15/2023	1,068,090	0.1
1,000,000	(3)	Citigroup, Inc., 3.878%, 01/24/2039	1,166,145	0.1
1,500,000	(3)	Citigroup, Inc., 3.887%, 01/10/2028	1,691,505	0.1
1,000,000	(3)	Citigroup, Inc., 3.980%, 03/20/2030	1,147,133	0.1
750,000		Citigroup, Inc., 4.050%, 07/30/2022	797,519	0.0
1,500,000		Citigroup, Inc., 4.125%, 07/25/2028	1,696,472	0.1
700,000		Citigroup, Inc., 4.000%, 08/05/2024	763,748	0.0
500,000		Citigroup, Inc., 4.300%, 11/20/2026	568,311	0.0
500,000		Citigroup, Inc., 4.400%, 06/10/2025	560,306	0.0
1,000,000		Citigroup, Inc., 4.450%, 09/29/2027	1,140,311	0.1
500,000		Citigroup, Inc., 4.600%, 03/09/2026	571,312	0.0
793,000		Citigroup, Inc., 5.300%, 05/06/2044	1,054,652	0.0
615,000		Citigroup, Inc., 8.125%, 07/15/2039	1,066,041	0.0
1,000,000	(3)	Citigroup, Inc., 2.572%, 06/03/2031	1,034,834	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2020 (Unaudited) (continued)

500,000		Citizens Bank NA/Providence RI, 2.550%, 05/13/2021	508,219	0.0
1,000,000		Citizens Financial Group, Inc., 3.250%, 04/30/2030	1,082,727	0.1
300,000		CNA Financial Corp., 4.500%, 03/01/2026	339,784	0.0
250,000		Comerica, Inc., 3.800%, 07/22/2026	270,283	0.0
500,000		Cooperatieve Rabobank UA, 3.750%, 07/21/2026	550,369	0.0
500,000		Cooperatieve Rabobank UA, 3.950%, 11/09/2022	529,452	0.0
500,000		Cooperatieve Rabobank UA, 4.375%, 08/04/2025	564,524	0.0
10,000,000	(1)	CPPIB Capital, Inc., 3.125%, 09/25/2023	10,881,569	0.4
750,000	(1)	Credit Suisse Group AG, 3.574%, 01/09/2023	778,388	0.0
750,000	(1)	Credit Suisse Group AG, 4.282%, 01/09/2028	840,351	0.0
1,000,000		Credit Suisse Group Funding Guernsey Ltd., 3.450%, 04/16/2021	1,023,790	0.0
1,000,000		Credit Suisse Group Funding Guernsey Ltd., 3.800%, 06/09/2023	1,077,704	0.1
1,000,000		Crown Castle International Corp., 3.150%, 07/15/2023	1,067,912	0.1
1,000,000	(3)	Deutsche Bank AG/New York NY, 3.961%, 11/26/2025	1,050,136	0.0
400,000		Deutsche Bank AG/New York NY, 4.100%, 01/13/2026	423,674	0.0
500,000	(2)	Discover Bank, 3.200%, 08/09/2021	511,218	0.0
500,000		Discover Bank, 4.200%, 08/08/2023	546,388	0.0
400,000		Discover Bank, 4.250%, 03/13/2026	450,304	0.0
500,000		Duke Realty L.P., 1.750%, 07/01/2030	497,700	0.0
500,000		EPR Properties, 4.500%, 04/01/2025	475,220	0.0
500,000		ERP Operating L.P., 4.500%, 07/01/2044	649,815	0.0
500,000		Federal Realty Investment Trust, 3.500%, 06/01/2030	527,724	0.0
750,000		Fifth Third Bancorp, 2.600%, 06/15/2022	777,958	0.0
1,000,000		Fifth Third Bancorp, 3.500%, 03/15/2022	1,047,509	0.0
400,000		Fifth Third Bancorp, 4.300%, 01/16/2024	441,299	0.0
1,000,000	(1)	GE Capital Funding LLC, 4.050%, 05/15/2027	1,056,454	0.0
1,000,000	(1)	GE Capital Funding LLC, 4.550%, 05/15/2032	1,033,600	0.0
5,801,000		GE Capital International Funding Co. Unlimited Co., 4.418%, 11/15/2035	5,895,994	0.2
1,580,000	(3)	Goldman Sachs Group, Inc./The, 2.876%, 10/31/2022	1,620,310	0.1
500,000		Goldman Sachs Group, Inc./The, 3.200%, 02/23/2023	530,903	0.0
500,000		Goldman Sachs Group, Inc./The, 3.500%, 11/16/2026	550,286	0.0
500,000		Goldman Sachs Group, Inc./The, 3.750%, 02/25/2026	558,062	0.0
500,000	(3)	Goldman Sachs Group, Inc./The, 3.814%, 04/23/2029	565,502	0.0
500,000		Goldman Sachs Group, Inc./The, 3.850%, 01/26/2027	564,436	0.0
500,000		Goldman Sachs Group, Inc., 3.750%, 05/22/2025	554,345	0.0
1,000,000		Goldman Sachs Group, Inc., 3.850%, 07/08/2024	1,103,364	0.1
750,000		Goldman Sachs Group, Inc., 5.750%, 01/24/2022	809,338	0.0
4,000,000		Goldman Sachs Group, Inc., 6.750%, 10/01/2037	5,774,410	0.2
250,000		Healthpeak Properties, Inc., 3.875%, 08/15/2024	275,086	0.0
500,000		Healthpeak Properties, Inc., 4.000%, 06/01/2025	554,349	0.0
1,000,000	(3)	HSBC Holdings PLC, 2.633%, 11/07/2025	1,037,601	0.0
1,000,000	(3)	HSBC Holdings PLC, 3.803%, 03/11/2025	1,080,981	0.1
750,000	(3)	HSBC Holdings PLC, 4.292%, 09/12/2026	835,264	0.0
300,000		HSBC Holdings PLC, 4.300%, 03/08/2026	338,900	0.0
500,000		HSBC Holdings PLC, 4.375%, 11/23/2026	554,206	0.0
500,000	(3)	HSBC Holdings PLC, 4.583%, 06/19/2029	577,940	0.0
500,000	(3)	HSBC Holdings PLC, 6.000%, 12/31/2199	497,292	0.0
3,400,000		HSBC Holdings PLC, 6.500%, 09/15/2037	4,614,359	0.2
250,000	(2)	HSBC USA, Inc., 3.500%, 06/23/2024	272,721	0.0
1,000,000		Huntington National Bank/The, 3.550%, 10/06/2023	1,093,023	0.1
500,000		ING Groep NV, 3.150%, 03/29/2022	519,955	0.0
1,000,000		Jefferies Group LLC / Jefferies Group Capital Finance, Inc., 4.150%, 01/23/2030	1,086,527	0.1

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2020 (Unaudited) (continued)

900,000		Jefferies Group LLC, 5.125%, 01/20/2023	977,404	0.0
1,000,000	(3)	JPMorgan Chase & Co., 2.182%, 06/01/2028	1,035,729	0.0
500,000		JPMorgan Chase & Co., 2.950%, 10/01/2026	549,608	0.0
750,000		JPMorgan Chase & Co., 3.125%, 01/23/2025	817,914	0.0
750,000	(3)	JPMorgan Chase & Co., 3.220%, 03/01/2025	807,578	0.0
1,000,000	(3)	JPMorgan Chase & Co., 3.509%, 01/23/2029	1,117,929	0.1
750,000	(3)	JPMorgan Chase & Co., 3.540%, 05/01/2028	837,945	0.0
1,000,000	(3)	JPMorgan Chase & Co., 3.782%, 02/01/2028	1,133,696	0.1
750,000	(3)	JPMorgan Chase & Co., 3.882%, 07/24/2038	887,920	0.0
1,000,000		JPMorgan Chase & Co., 4.125%, 12/15/2026	1,165,285	0.1
1,000,000		JPMorgan Chase & Co., 4.250%, 10/01/2027	1,162,608	0.1
2,500,000		JPMorgan Chase & Co., 4.500%, 01/24/2022	2,656,930	0.1
2,375,000		JPMorgan Chase & Co., 5.500%, 10/15/2040	3,416,884	0.1
2,000,000	(3)	JPMorgan Chase & Co., 2.956%, 05/13/2031	2,131,324	0.1
1,000,000	(3)	JPMorgan Chase & Co., 3.109%, 04/22/2041	1,080,509	0.1
500,000		Kemper Corp., 4.350%, 02/15/2025	539,896	0.0
500,000		KeyBank NA/Cleveland OH, 2.300%, 09/14/2022	519,259	0.0
750,000		KeyBank NA/Cleveland OH, 2.400%, 06/09/2022	776,400	0.0
500,000		KeyBank NA/Cleveland OH, 3.400%, 05/20/2026	552,530	0.0
400,000		Kilroy Realty L.P., 4.250%, 08/15/2029	436,909	0.0
250,000		Kilroy Realty L.P., 4.375%, 10/01/2025	268,788	0.0
1,000,000		Kreditanstalt fuer Wiederaufbau, 1.625%, 03/15/2021	1,009,912	0.0
2,000,000		Kreditanstalt fuer Wiederaufbau, 1.875%, 11/30/2020	2,013,800	0.1
3,000,000	(2)	Kreditanstalt fuer Wiederaufbau, 2.125%, 03/07/2022	3,095,547	0.1
10,000,000		Kreditanstalt fuer Wiederaufbau, 2.625%, 01/25/2022	10,372,127	0.3
750,000		Lincoln National Corp., 3.625%, 12/12/2026	828,076	0.0
1,000,000		Lincoln National Corp., 3.800%, 03/01/2028	1,110,016	0.1
500,000		Lincoln National Corp., 4.200%, 03/15/2022	529,791	0.0
500,000	(3)	Lloyds Banking Group PLC, 2.907%, 11/07/2023	520,803	0.0
750,000		Lloyds Banking Group PLC, 3.000%, 01/11/2022	775,863	0.0
500,000	(3)	Lloyds Banking Group PLC, 3.574%, 11/07/2028	543,640	0.0
1,000,000		Lloyds Banking Group PLC, 3.900%, 03/12/2024	1,095,850	0.1
500,000		Lloyds Banking Group PLC, 4.650%, 03/24/2026	557,135	0.0
250,000		Loews Corp., 3.750%, 04/01/2026	280,807	0.0
1,000,000		Manufacturers & Traders Trust Co., 2.500%, 05/18/2022	1,034,943	0.0
500,000	(3)	Manulife Financial Corp., 4.061%, 02/24/2032	530,643	0.0
500,000		Manulife Financial Corp., 4.150%, 03/04/2026	589,833	0.0
500,000		Manulife Financial Corp., 5.375%, 03/04/2046	665,479	0.0
1,000,000		Markel Corp., 3.625%, 03/30/2023	1,066,555	0.1
1,000,000		Marsh & McLennan Cos, Inc., 2.250%, 11/15/2030	1,041,301	0.0
400,000		Marsh & McLennan Cos, Inc., 3.500%, 03/10/2025	443,183	0.0
1,000,000		Mastercard, Inc., 3.500%, 02/26/2028	1,150,036	0.1
500,000		MetLife, Inc., 3.048%, 12/15/2022	529,806	0.0
500,000		MetLife, Inc., 4.050%, 03/01/2045	588,967	0.0
400,000		MetLife, Inc., 4.125%, 08/13/2042	476,647	0.0
300,000		MetLife, Inc., 4.721%, 12/15/2044	380,104	0.0
750,000	(1)	Metropolitan Life Global Funding I, 3.450%, 12/18/2026	851,210	0.0
251,000		Mitsubishi UFJ Financial Group, Inc., 2.950%, 03/01/2021	255,050	0.0
500,000		Mitsubishi UFJ Financial Group, Inc., 3.455%, 03/02/2023	534,114	0.0
500,000		Mitsubishi UFJ Financial Group, Inc., 3.777%, 03/02/2025	554,771	0.0
750,000		Mitsubishi UFJ Financial Group, Inc., 3.850%, 03/01/2026	853,845	0.0
500,000		Mizuho Financial Group, Inc., 2.601%, 09/11/2022	520,240	0.0
500,000	(3)	Mizuho Financial Group, Inc., 3.922%, 09/11/2024	541,387	0.0
500,000	(3)	Mizuho Financial Group, Inc., 4.254%, 09/11/2029	578,868	0.0
1,000,000		Morgan Stanley, 3.125%, 01/23/2023	1,060,699	0.0
500,000		Morgan Stanley, 3.125%, 07/27/2026	552,077	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2020 (Unaudited) (continued)

1,750,000	(3)	Morgan Stanley, 3.591%, 07/22/2028	1,970,578	0.1
750,000		Morgan Stanley, 3.625%, 01/20/2027	847,386	0.0
500,000		Morgan Stanley, 3.700%, 10/23/2024	554,904	0.0
1,000,000	(3)	Morgan Stanley, 3.772%, 01/24/2029	1,139,038	0.1
750,000		Morgan Stanley, 3.875%, 04/29/2024	829,779	0.0
500,000		Morgan Stanley, 3.875%, 01/27/2026	566,032	0.0
750,000		Morgan Stanley, 3.950%, 04/23/2027	844,921	0.0
1,000,000		Morgan Stanley, 4.100%, 05/22/2023	1,081,234	0.1
750,000		Morgan Stanley, 4.000%, 07/23/2025	850,933	0.0
500,000		Morgan Stanley, 4.350%, 09/08/2026	577,048	0.0
800,000		Morgan Stanley, 4.875%, 11/01/2022	870,672	0.0
1,000,000		Morgan Stanley, 5.000%, 11/24/2025	1,169,414	0.1
500,000		National Australia Bank Ltd./New York, 2.500%, 07/12/2026	541,875	0.0
1,000,000		National Australia Bank Ltd./New York, 2.875%, 04/12/2023	1,059,987	0.0
300,000		National Retail Properties, Inc., 4.000%, 11/15/2025	328,861	0.0
300,000		Northern Trust Corp., 2.375%, 08/02/2022	312,335	0.0
750,000	(3)	Northern Trust Corp., 3.375%, 05/08/2032	804,251	0.0
250,000		Northern Trust Corp., 3.950%, 10/30/2025	288,810	0.0
2,000,000	(1)	Ontario Teachers' Finance Trust, 1.625%, 09/12/2024	2,073,583	0.1
500,000		PNC Bank NA, 2.700%, 11/01/2022	523,322	0.0
750,000		PNC Bank NA, 3.100%, 10/25/2027	841,648	0.0
500,000		PNC Bank NA, 3.250%, 01/22/2028	560,037	0.0
500,000	(3)	PNC Financial Services Group, Inc./The, 2.854%, 11/09/2022	526,881	0.0
500,000		Primerica, Inc., 4.750%, 07/15/2022	538,353	0.0
1,000,000		Principal Financial Group, Inc., 2.125%, 06/15/2030	1,003,605	0.0
300,000		Principal Financial Group, Inc., 3.125%, 05/15/2023	318,586	0.0
1,000,000		Principal Financial Group, Inc., 3.300%, 09/15/2022	1,054,259	0.0
1,000,000		Private Export Funding Corp., 2.300%, 09/15/2020	1,004,504	0.0
1,000,000		Private Export Funding Corp., 3.250%, 06/15/2025	1,122,573	0.1
1,000,000		Private Export Funding Corp., 3.550%, 01/15/2024	1,090,057	0.1
1,000,000		Progressive Corp./The, 4.000%, 03/01/2029	1,197,575	0.1
750,000		Prologis L.P., 3.250%, 10/01/2026	842,639	0.0
500,000		Prologis L.P., 4.250%, 08/15/2023	553,804	0.0
1,000,000		Prudential Financial, Inc., 3.878%, 03/27/2028	1,156,572	0.1
500,000	(3)	Prudential Financial, Inc., 5.375%, 05/15/2045	529,384	0.0
1,000,000	(3)	Prudential Financial, Inc., 5.625%, 06/15/2043	1,065,700	0.0
750,000		Public Storage, 2.370%, 09/15/2022	777,930	0.0
250,000		Public Storage, 3.094%, 09/15/2027	279,224	0.0
500,000		Raymond James Financial, Inc., 3.625%, 09/15/2026	556,019	0.0
500,000		Realty Income Corp., 3.250%, 01/15/2031	542,007	0.0
400,000		Realty Income Corp., 3.875%, 07/15/2024	436,711	0.0
300,000		Realty Income Corp., 4.125%, 10/15/2026	343,736	0.0
1,000,000		Royal Bank of Canada, 2.750%, 02/01/2022	1,037,701	0.0
500,000		Royal Bank of Canada, 4.650%, 01/27/2026	583,060	0.0
1,000,000	(3)	Royal Bank of Scotland Group PLC, 3.073%, 05/22/2028	1,051,319	0.0
500,000		Royal Bank of Scotland Group PLC, 4.800%, 04/05/2026	579,395	0.0
500,000	(2)	Simon Property Group L.P., 3.375%, 06/15/2027	533,497	0.0
500,000		Simon Property Group L.P., 4.250%, 10/01/2044	532,389	0.0
1,500,000		State Street Corp., 3.100%, 05/15/2023	1,613,514	0.1
500,000		State Street Corp., 3.550%, 08/18/2025	569,522	0.0
500,000		Sumitomo Mitsui Financial Group, Inc., 2.058%, 07/14/2021	508,624	0.0
500,000		Sumitomo Mitsui Financial Group, Inc., 2.442%, 10/19/2021	512,318	0.0
500,000		Sumitomo Mitsui Financial Group, Inc., 2.632%, 07/14/2026	532,967	0.0
750,000		Sumitomo Mitsui Financial Group, Inc., 2.778%, 10/18/2022	784,529	0.0
500,000		Sumitomo Mitsui Financial Group, Inc., 2.784%, 07/12/2022	521,063	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2020 (Unaudited) (continued)

500,000		Sumitomo Mitsui Financial Group, Inc., 3.364%, 07/12/2027	553,075	0.0
500,000		Sumitomo Mitsui Financial Group, Inc., 3.446%, 01/11/2027	555,823	0.0
500,000	(2)	Sumitomo Mitsui Financial Group, Inc., 3.544%, 01/17/2028	558,415	0.0
500,000		Truist Bank, 2.750%, 05/01/2023	527,853	0.0
1,000,000		Truist Bank, 3.000%, 02/02/2023	1,058,074	0.0
500,000		Truist Bank, 3.300%, 05/15/2026	552,258	0.0
500,000		Truist Financial Corp., 2.700%, 01/27/2022	515,932	0.0
250,000		Synchrony Financial, 3.750%, 08/15/2021	255,705	0.0
300,000		Synchrony Financial, 4.250%, 08/15/2024	315,674	0.0
250,000		Synchrony Financial, 4.500%, 07/23/2025	265,798	0.0
500,000		Tanger Properties L.P., 3.125%, 09/01/2026	462,442	0.0
750,000	(1)	Toronto-Dominion Bank/The, 2.500%, 01/18/2023	774,617	0.0
500,000		Toronto-Dominion Bank/The, 3.250%, 06/11/2021	513,759	0.0
1,000,000		Toronto-Dominion Bank/The, 3.250%, 03/11/2024	1,090,371	0.1
1,000,000		Travelers Cos, Inc./The, 2.550%, 04/27/2050	991,133	0.0
750,000		Travelers Cos, Inc./The, 4.000%, 05/30/2047	924,189	0.0
500,000	(1)	UBS Group AG, 3.000%, 04/15/2021	509,916	0.0
750,000		US Bancorp, 2.950%, 07/15/2022	786,402	0.0
750,000		US Bancorp, 3.150%, 04/27/2027	838,764	0.0
500,000	(2),(3)	US Bancorp, 5.125%, 12/31/2199	485,235	0.0
250,000		Ventas Realty L.P., 3.500%, 02/01/2025	258,341	0.0
500,000		Ventas Realty L.P., 3.750%, 05/01/2024	521,581	0.0
500,000		Ventas Realty L.P., 4.125%, 01/15/2026	536,952	0.0
1,000,000		Visa, Inc., 2.050%, 04/15/2030	1,050,484	0.0
1,000,000		Visa, Inc., 2.700%, 04/15/2040	1,074,552	0.1
750,000		Visa, Inc., 2.750%, 09/15/2027	827,841	0.0
500,000		Visa, Inc., 3.150%, 12/14/2025	558,223	0.0
500,000		Visa, Inc., 4.300%, 12/14/2045	662,151	0.0
1,000,000	(3)	Wells Fargo & Co., 2.879%, 10/30/2030	1,069,562	0.1
2,000,000	(3)	Wells Fargo & Co., 3.068%, 04/30/2041	2,088,827	0.1
1,500,000		Wells Fargo & Co., 3.069%, 01/24/2023	1,554,096	0.1
1,000,000		Wells Fargo & Co., 3.000%, 10/23/2026	1,091,593	0.1
1,000,000	(3)	Wells Fargo & Co., 3.584%, 05/22/2028	1,110,507	0.1
500,000		Wells Fargo & Co., 4.300%, 07/22/2027	573,865	0.0
4,000,000		Wells Fargo & Co., 4.600%, 04/01/2021	4,124,063	0.1
1,000,000		Wells Fargo & Co., 4.900%, 11/17/2045	1,287,336	0.1
983,000		Wells Fargo & Co., 5.606%, 01/15/2044	1,364,092	0.1
750,000		Wells Fargo Bank NA, 6.600%, 01/15/2038	1,107,417	0.1
500,000	(3)	Wells Fargo & Co., 2.164%, 02/11/2026	516,385	0.0
1,000,000	(3)	Wells Fargo & Co., 2.188%, 04/30/2026	1,035,152	0.0
500,000		Welltower, Inc., 4.000%, 06/01/2025	553,050	0.0
1,000,000		Westpac Banking Corp., 2.750%, 01/11/2023	1,054,072	0.0
750,000	(3)	Westpac Banking Corp., 4.322%, 11/23/2031	832,698	0.0
500,000		Zions Bancorp NA, 3.250%, 10/29/2029	493,611	0.0
			292,015,192	9.0

		Industrial: 2.0%
750,000	(2)	3M Co., 2.250%, 09/19/2026	807,268	0.0
1,000,000		3M Co., 2.875%, 10/15/2027	1,113,201	0.1
100,000		3M Co., 3.000%, 08/07/2025	110,700	0.0
200,000		3M Co., 3.875%, 06/15/2044	244,909	0.0
1,000,000		3M Co., 4.000%, 09/14/2048	1,241,119	0.1
1,300,000		Agilent Technologies, Inc., 3.200%, 10/01/2022	1,359,701	0.1
400,000		Arrow Electronics, Inc., 3.500%, 04/01/2022	410,900	0.0
500,000	(2)	Boeing Co/The, 2.125%, 03/01/2022	502,559	0.0
500,000		Boeing Co/The, 2.800%, 03/01/2027	483,112	0.0
500,000		Boeing Co/The, 3.300%, 03/01/2035	456,712	0.0
500,000		Boeing Co/The, 3.600%, 05/01/2034	473,746	0.0
1,000,000		Boeing Co/The, 5.040%, 05/01/2027	1,104,203	0.1
2,000,000		Boeing Co/The, 5.150%, 05/01/2030	2,235,647	0.1
1,000,000		Boeing Co/The, 5.705%, 05/01/2040	1,134,369	0.1
500,000		Burlington Northern Santa Fe LLC, 3.000%, 03/15/2023	528,906	0.0
500,000		Burlington Northern Santa Fe LLC, 4.375%, 09/01/2042	632,460	0.0
500,000		Burlington Northern Santa Fe LLC, 4.450%, 03/15/2043	632,116	0.0
400,000		Burlington Northern Santa Fe LLC, 4.900%, 04/01/2044	536,073	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (CONTINUED)

1,000,000		Canadian National Railway Co., 2.250%, 11/15/2022	1,033,856	0.0
750,000		Canadian Pacific Railway Co., 4.800%, 09/15/2035	972,966	0.0
750,000		Canadian Pacific Railway Co., 4.800%, 08/01/2045	1,025,096	0.0
200,000	(2)	Caterpillar Financial Services Corp., 2.400%, 08/09/2026	216,561	0.0
300,000		Caterpillar Financial Services Corp., 2.625%, 03/01/2023	317,069	0.0
500,000		Caterpillar Financial Services Corp., 3.750%, 11/24/2023	553,623	0.0
1,000,000		Caterpillar, Inc., 3.803%, 08/15/2042	1,199,212	0.1
1,000,000		Caterpillar, Inc., 4.300%, 05/15/2044	1,258,872	0.1
500,000		CSX Corp., 3.950%, 05/01/2050	604,322	0.0
500,000		CSX Corp., 4.100%, 03/15/2044	611,531	0.0
1,000,000		CSX Corp., 4.400%, 03/01/2043	1,231,166	0.1
500,000		Deere & Co., 3.900%, 06/09/2042	626,422	0.0
1,000,000		Emerson Electric Co., 1.950%, 10/15/2030	1,023,690	0.0
1,000,000		FedEx Corp., 3.400%, 02/15/2028	1,078,654	0.0
200,000		FedEx Corp., 3.875%, 08/01/2042	201,059	0.0
500,000		FedEx Corp., 4.750%, 11/15/2045	551,934	0.0
500,000		General Dynamics Corp., 2.250%, 11/15/2022	520,483	0.0
500,000	(2)	General Dynamics Corp., 3.600%, 11/15/2042	578,246	0.0
430,000		General Electric Co., 5.875%, 01/14/2038	481,602	0.0
2,600,000		Honeywell International, Inc., 3.812%, 11/21/2047	3,211,089	0.1
500,000		Illinois Tool Works, Inc., 3.500%, 03/01/2024	547,957	0.0
500,000		Illinois Tool Works, Inc., 3.900%, 09/01/2042	620,170	0.0
500,000		Trane Technologies Luxembourg Finance SA, 3.800%, 03/21/2029	566,531	0.0
500,000		Trane Technologies Luxembourg Finance SA, 4.500%, 03/21/2049	599,929	0.0
250,000		Trane Technologies Luxembourg Finance SA, 4.650%, 11/01/2044	298,260	0.0
1,000,000		John Deere Capital Corp., 2.800%, 03/06/2023	1,063,143	0.0
1,000,000		John Deere Capital Corp., 2.800%, 09/08/2027	1,120,304	0.1
500,000		John Deere Capital Corp., 3.350%, 06/12/2024	549,833	0.0
1,000,000	(2)	John Deere Capital Corp., 3.450%, 03/07/2029	1,160,794	0.1
373,000	(3)	Johnson Controls International plc, 3.625%, 07/02/2024	398,894	0.0
250,000	(3)	Johnson Controls International plc, 4.625%, 07/02/2044	282,921	0.0
24,000		Johnson Controls International plc, 5.125%, 09/14/2045	28,988	0.0
800,000		L3Harris Technologies, Inc., 4.950%, 02/15/2021	809,925	0.0
1,500,000		Lockheed Martin Corp., 2.800%, 06/15/2050	1,586,985	0.1
1,000,000		Lockheed Martin Corp., 3.550%, 01/15/2026	1,148,208	0.1
1,250,000		Lockheed Martin Corp., 3.600%, 03/01/2035	1,503,631	0.1
500,000		Lockheed Martin Corp., 4.500%, 05/15/2036	650,663	0.0
500,000		Lockheed Martin Corp., 4.700%, 05/15/2046	683,644	0.0
1,000,000		Norfolk Southern Corp., 3.950%, 10/01/2042	1,168,137	0.1
375,000		Norfolk Southern Corp., 4.800%, 08/15/2043	476,175	0.0
750,000		Northrop Grumman Corp., 2.930%, 01/15/2025	810,736	0.0
500,000		Northrop Grumman Corp., 3.850%, 04/15/2045	589,317	0.0
1,000,000		Northrop Grumman Corp., 4.030%, 10/15/2047	1,211,392	0.1
500,000	(1),(2)	Otis Worldwide Corp., 2.293%, 04/05/2027	522,850	0.0
500,000	(1)	Otis Worldwide Corp., 3.112%, 02/15/2040	514,501	0.0
200,000		Packaging Corp. of America, 3.650%, 09/15/2024	218,416	0.0
250,000		Parker-Hannifin Corp., 4.200%, 11/21/2034	300,023	0.0
500,000		Raytheon Technologies Corp., 4.500%, 06/01/2042	620,027	0.0
406,000		Raytheon Technologies Corp., 6.125%, 07/15/2038	590,072	0.0
500,000	(2)	Republic Services, Inc., 2.300%, 03/01/2030	522,140	0.0
500,000	(2)	Ryder System, Inc., 2.900%, 12/01/2026	517,828	0.0
300,000		Stanley Black & Decker, Inc., 2.900%, 11/01/2022	316,644	0.0
500,000		Stanley Black & Decker, Inc., 2.300%, 03/15/2030	524,683	0.0
750,000		Textron, Inc., 3.650%, 03/01/2021	758,825	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (CONTINUED)

500,000		Union Pacific Corp., 2.750%, 04/15/2023	526,566	0.0
500,000		Union Pacific Corp., 2.750%, 03/01/2026	545,295	0.0
250,000		Union Pacific Corp., 3.375%, 02/01/2035	282,098	0.0
250,000		Union Pacific Corp., 3.750%, 03/15/2024	275,956	0.0
250,000		Union Pacific Corp., 3.799%, 10/01/2051	301,029	0.0
750,000		Union Pacific Corp., 4.050%, 11/15/2045	894,049	0.0
500,000		Union Pacific Corp., 4.250%, 04/15/2043	605,468	0.0
1,000,000		United Parcel Service, Inc., 2.800%, 11/15/2024	1,084,080	0.0
1,000,000		United Parcel Service, Inc., 3.050%, 11/15/2027	1,133,967	0.1
500,000		Raytheon Technologies Corp., 4.150%, 05/15/2045	598,897	0.0
1,000,000		Raytheon Technologies Corp., 4.450%, 11/16/2038	1,224,597	0.1
1,000,000		Raytheon Technologies Corp., 4.625%, 11/16/2048	1,297,102	0.1
1,000,000		Vulcan Materials Co., 3.500%, 06/01/2030	1,087,266	0.0
			64,444,070	2.0

		Technology: 1.9%
500,000		Adobe, Inc., 2.150%, 02/01/2027	537,140	0.0
500,000		Analog Devices, Inc., 3.900%, 12/15/2025	570,402	0.0
1,000,000	(2)	Apple, Inc., 1.650%, 05/11/2030	1,034,808	0.0
1,000,000		Apple, Inc., 2.400%, 01/13/2023	1,050,150	0.0
1,000,000		Apple, Inc., 2.400%, 05/03/2023	1,057,367	0.0
750,000		Apple, Inc., 2.500%, 02/09/2022	775,565	0.0
1,000,000		Apple, Inc., 2.650%, 05/11/2050	1,036,223	0.0
750,000		Apple, Inc., 3.000%, 02/09/2024	811,945	0.0
1,000,000		Apple, Inc., 3.200%, 05/13/2025	1,117,990	0.1
1,000,000		Apple, Inc., 3.250%, 02/23/2026	1,123,682	0.1
1,000,000		Apple, Inc., 3.350%, 02/09/2027	1,135,012	0.1
500,000	(2)	Apple, Inc., 3.450%, 05/06/2024	552,775	0.0
500,000		Apple, Inc., 3.450%, 02/09/2045	585,313	0.0
1,000,000		Apple, Inc., 3.850%, 05/04/2043	1,242,251	0.1
400,000		Apple, Inc., 4.375%, 05/13/2045	530,669	0.0
500,000		Apple, Inc., 4.450%, 05/06/2044	668,186	0.0
500,000		Applied Materials, Inc., 3.900%, 10/01/2025	572,040	0.0
250,000		Autodesk, Inc., 4.375%, 06/15/2025	285,399	0.0
1,000,000		Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.875%, 01/15/2027	1,081,971	0.1
1,052,000	(1)	Broadcom, Inc., 4.110%, 09/15/2028	1,152,596	0.1
400,000	(1)	Dell International LLC / EMC Corp., 4.420%, 06/15/2021	411,180	0.0
400,000	(1)	Dell International LLC / EMC Corp., 5.450%, 06/15/2023	437,696	0.0
400,000	(1)	Dell International LLC / EMC Corp., 6.020%, 06/15/2026	458,927	0.0
400,000	(1)	Dell International LLC / EMC Corp., 8.350%, 07/15/2046	520,173	0.0
1,000,000	(2)	Fiserv, Inc., 2.250%, 06/01/2027	1,047,147	0.0
1,000,000		Fiserv, Inc., 2.650%, 06/01/2030	1,057,208	0.0
1,000,000		Hewlett Packard Enterprise Co., 3.500%, 10/05/2021	1,031,963	0.0
500,000		Hewlett Packard Enterprise Co., 4.400%, 10/15/2022	535,669	0.0
500,000		HP, Inc., 2.200%, 06/17/2025	517,308	0.0
500,000		HP, Inc., 3.400%, 06/17/2030	515,077	0.0
1,020,000		International Business Machines Corp., 2.500%, 01/27/2022	1,053,294	0.0
1,000,000		International Business Machines Corp., 3.375%, 08/01/2023	1,083,762	0.1
1,000,000	(2)	Intel Corp., 2.450%, 11/15/2029	1,081,587	0.0
1,000,000		Intel Corp., 3.150%, 05/11/2027	1,127,190	0.1
500,000		Intel Corp., 3.250%, 11/15/2049	570,569	0.0
1,760,000		Intel Corp., 3.700%, 07/29/2025	2,003,836	0.1
272,000		Intel Corp., 3.734%, 12/08/2047	328,220	0.0
2,000,000	(2)	International Business Machines Corp., 1.950%, 05/15/2030	2,049,655	0.1
1,000,000		International Business Machines Corp., 2.850%, 05/15/2040	1,038,206	0.0
1,000,000		International Business Machines Corp., 3.450%, 02/19/2026	1,128,258	0.1
500,000		Lam Research Corp., 2.800%, 06/15/2021	511,227	0.0
400,000		Lam Research Corp., 3.800%, 03/15/2025	450,522	0.0
750,000		Lam Research Corp., 4.000%, 03/15/2029	891,747	0.0
1,000,000		Microsoft Corp., 2.375%, 05/01/2023	1,055,794	0.0
1,000,000		Microsoft Corp., 2.400%, 08/08/2026	1,092,602	0.1
2,250,000		Microsoft Corp., 2.525%, 06/01/2050	2,340,274	0.1

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (CONTINUED)

87,000		Microsoft Corp., 2.675%, 06/01/2060	91,348	0.0
500,000		Microsoft Corp., 2.875%, 02/06/2024	540,277	0.0
500,000		Microsoft Corp., 3.125%, 11/03/2025	561,313	0.0
1,500,000		Microsoft Corp., 3.300%, 02/06/2027	1,716,359	0.1
250,000		Microsoft Corp., 3.500%, 02/12/2035	306,248	0.0
750,000		Microsoft Corp., 3.625%, 12/15/2023	826,949	0.0
413,000		Microsoft Corp., 3.950%, 08/08/2056	532,232	0.0
1,000,000		Microsoft Corp., 4.200%, 11/03/2035	1,304,122	0.1
250,000		NetApp, Inc., 3.375%, 06/15/2021	255,572	0.0
500,000		NVIDIA Corp., 2.850%, 04/01/2030	557,235	0.0
500,000		NVIDIA Corp., 3.500%, 04/01/2040	585,415	0.0
500,000		NVIDIA Corp., 3.500%, 04/01/2050	582,772	0.0
500,000		Oracle Corp., 2.500%, 10/15/2022	522,770	0.0
750,000		Oracle Corp., 2.800%, 07/08/2021	769,578	0.0
1,000,000		Oracle Corp., 2.950%, 11/15/2024	1,084,584	0.1
750,000		Oracle Corp., 2.950%, 05/15/2025	818,970	0.0
1,000,000		Oracle Corp., 3.250%, 11/15/2027	1,122,474	0.1
500,000		Oracle Corp., 3.400%, 07/08/2024	547,538	0.0
400,000		Oracle Corp., 3.850%, 07/15/2036	467,204	0.0
750,000		Oracle Corp., 3.900%, 05/15/2035	909,014	0.0
750,000		Oracle Corp., 4.125%, 05/15/2045	902,458	0.0
180,000		Oracle Corp., 4.300%, 07/08/2034	223,393	0.0
1,500,000		Oracle Corp., 5.375%, 07/15/2040	2,082,836	0.1
500,000		QUALCOMM, Inc., 3.000%, 05/20/2022	522,633	0.0
850,000		QUALCOMM, Inc., 4.650%, 05/20/2035	1,131,968	0.1
350,000		QUALCOMM, Inc., 4.800%, 05/20/2045	458,203	0.0
500,000		QUALCOMM, Inc., 2.150%, 05/20/2030	521,776	0.0
			61,205,816	1.9

		Utilities: 2.2%
250,000		Ameren Illinois Co., 4.300%, 07/01/2044	311,849	0.0
500,000		Appalachian Power Co., 3.700%, 05/01/2050	550,706	0.0
500,000		Appalachian Power Co., 4.400%, 05/15/2044	592,572	0.0
750,000		Appalachian Power Co., 4.450%, 06/01/2045	920,003	0.0
750,000		Arizona Public Service Co., 2.950%, 09/15/2027	813,885	0.0
400,000		Arizona Public Service Co., 3.350%, 06/15/2024	429,893	0.0
1,000,000		Arizona Public Service Co., 3.350%, 05/15/2050	1,070,794	0.1
500,000		Atmos Energy Corp., 4.125%, 10/15/2044	618,254	0.0
500,000		Atmos Energy Corp., 4.125%, 03/15/2049	622,456	0.0
1,000,000		Baltimore Gas and Electric Co., 3.350%, 07/01/2023	1,069,488	0.1
500,000		Baltimore Gas and Electric Co., 3.500%, 08/15/2046	562,021	0.0
1,000,000		Berkshire Hathaway Energy Co., 6.125%, 04/01/2036	1,443,254	0.1
750,000		CenterPoint Energy Houston Electric LLC, 3.000%, 02/01/2027	809,760	0.0
250,000		CMS Energy Corp., 3.875%, 03/01/2024	268,667	0.0
250,000		CMS Energy Corp., 4.875%, 03/01/2044	325,243	0.0
200,000		Consolidated Edison Co. of New York, Inc., 4.300%, 12/01/2056	238,331	0.0
500,000		Consolidated Edison Co. of New York, Inc., 4.450%, 03/15/2044	609,000	0.0
500,000		Consolidated Edison Co. of New York, Inc., 4.500%, 12/01/2045	616,582	0.0
400,000		Consolidated Edison Co. of New York, Inc., 4.625%, 12/01/2054	509,110	0.0
500,000		Consumers Energy Co., 3.950%, 07/15/2047	620,104	0.0
200,000		Dominion Energy Gas Holdings LLC, 3.600%, 12/15/2024	219,743	0.0
250,000		DTE Electric Co., 4.300%, 07/01/2044	311,907	0.0
400,000		DTE Energy Co., 3.500%, 06/01/2024	431,815	0.0
400,000		DTE Energy Co., 3.850%, 12/01/2023	434,202	0.0
500,000		Duke Energy Carolinas LLC, 2.500%, 03/15/2023	521,209	0.0
500,000		Duke Energy Corp., 3.750%, 09/01/2046	567,170	0.0
500,000		Duke Energy Corp., 3.950%, 10/15/2023	545,802	0.0
500,000		Duke Energy Corp., 4.800%, 12/15/2045	651,007	0.0
1,000,000	(2)	Duke Energy Florida LLC, 3.800%, 07/15/2028	1,169,707	0.1
150,000		Duke Energy Progress LLC, 4.150%, 12/01/2044	183,748	0.0
750,000		Duke Energy Progress LLC, 4.200%, 08/15/2045	930,761	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (CONTINUED)

1,000,000	(2)	Duke Energy Corp., 2.450%, 06/01/2030	1,055,884	0.1
500,000		Enel Generacion Chile SA, 4.250%, 04/15/2024	535,371	0.0
400,000		Entergy Arkansas LLC, 3.500%, 04/01/2026	450,841	0.0
400,000		Entergy Arkansas LLC, 3.700%, 06/01/2024	441,268	0.0
1,000,000		Entergy Corp., 2.800%, 06/15/2030	1,055,394	0.1
500,000		Entergy Louisiana LLC, 4.950%, 01/15/2045	545,177	0.0
1,000,000		Exelon Corp., 4.950%, 06/15/2035	1,235,035	0.1
750,000		Exelon Corp., 5.100%, 06/15/2045	975,250	0.0
500,000		Florida Power & Light Co., 3.250%, 06/01/2024	542,337	0.0
750,000		Florida Power & Light Co., 3.800%, 12/15/2042	905,454	0.0
1,500,000		Florida Power & Light Co., 4.050%, 06/01/2042	1,857,964	0.1
500,000		Indiana Michigan Power Co., 4.550%, 03/15/2046	635,468	0.0
1,000,000	(1)	Israel Electric Corp. Ltd., 4.250%, 08/14/2028	1,134,400	0.1
1,000,000	(2)	ITC Holdings Corp., 3.350%, 11/15/2027	1,107,943	0.1
250,000		ITC Holdings Corp., 3.650%, 06/15/2024	272,348	0.0
500,000		Jersey Central Power & Light Co., 6.150%, 06/01/2037	644,381	0.0
1,000,000		Kentucky Utilities Co., 3.300%, 06/01/2050	1,073,583	0.1
2,500,000		Kentucky Utilities Co., 5.125%, 11/01/2040	3,300,674	0.1
500,000	(2)	MidAmerican Energy Co., 3.100%, 05/01/2027	562,406	0.0
500,000		MidAmerican Energy Co., 3.950%, 08/01/2047	611,653	0.0
2,000,000		Mississippi Power Co., 4.250%, 03/15/2042	2,359,583	0.1
250,000	(1)	Monongahela Power Co., 5.400%, 12/15/2043	350,003	0.0
1,000,000		National Fuel Gas Co., 5.200%, 07/15/2025	1,060,129	0.1
500,000		National Fuel Gas Co., 5.500%, 01/15/2026	532,487	0.0
1,000,000	(3)	National Rural Utilities Cooperative Finance Corp., 5.250%, 04/20/2046	1,063,145	0.1
500,000		Northern States Power Co/MN, 4.125%, 05/15/2044	631,734	0.0
250,000		Oklahoma Gas and Electric Co., 4.000%, 12/15/2044	276,184	0.0
250,000		Oklahoma Gas and Electric Co., 4.550%, 03/15/2044	290,377	0.0
750,000		Oncor Electric Delivery Co. LLC, 4.100%, 06/01/2022	792,471	0.0
1,000,000		Pacific Gas and Electric Co., 2.100%, 08/01/2027	990,070	0.0
1,000,000	(2)	Pacific Gas and Electric Co., 2.500%, 02/01/2031	980,100	0.0
1,000,000	(2)	Pacific Gas and Electric Co., 3.300%, 08/01/2040	975,550	0.0
1,000,000	(2)	Pacific Gas and Electric Co., 3.500%, 08/01/2050	967,880	0.0
1,000,000		PacifiCorp, 4.150%, 02/15/2050	1,253,959	0.1
750,000		PECO Energy Co., 4.150%, 10/01/2044	930,311	0.0
250,000		Piedmont Natural Gas Co., 4.100%, 09/18/2034	279,748	0.0
500,000		Public Service Co. of Colorado, 1.900%, 01/15/2031	510,662	0.0
1,000,000		Public Service Co. of Colorado, 3.700%, 06/15/2028	1,162,649	0.1
500,000		Public Service Co. of Colorado, 4.100%, 06/15/2048	629,693	0.0
1,000,000		Public Service Electric and Gas Co., 2.375%, 05/15/2023	1,043,443	0.1
750,000		Public Service Electric and Gas Co., 3.800%, 01/01/2043	885,595	0.0
250,000		Public Service Electric and Gas Co., 4.000%, 06/01/2044	298,317	0.0
500,000		Sempra Energy, 2.850%, 11/15/2020	503,112	0.0
750,000		Sempra Energy, 3.550%, 06/15/2024	814,699	0.0
250,000		Sempra Energy, 3.750%, 11/15/2025	274,336	0.0
750,000		Sierra Pacific Power Co., 2.600%, 05/01/2026	815,891	0.0
250,000		Dominion Energy South Carolina, Inc., 5.100%, 06/01/2065	369,770	0.0
1,313,035		Southaven Combined Cycle Generation LLC, 3.846%, 08/15/2033	1,455,343	0.1
500,000		Southern California Edison Co., 3.900%, 03/15/2043	559,401	0.0
750,000		Southern California Edison Co., 4.000%, 04/01/2047	857,880	0.0
500,000		Southern California Edison Co., 4.650%, 10/01/2043	613,807	0.0
500,000		Southern California Gas Co., 4.300%, 01/15/2049	636,861	0.0
1,000,000		Southern Co. Gas Capital Corp., 4.400%, 05/30/2047	1,191,037	0.1

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (CONTINUED)

500,000	Southern Power Co., 4.150%, 12/01/2025	571,908	0.0
250,000	Union Electric Co., 3.500%, 04/15/2024	270,849	0.0
300,000	Union Electric Co., 3.900%, 09/15/2042	349,039	0.0
500,000	Virginia Electric and Power Co., 4.450%, 02/15/2044	624,790	0.0
1,533,000	Virginia Electric and Power Co., 6.000%, 05/15/2037	2,149,270	0.1
1,000,000	Evergy Kansas Central, Inc., 4.125%, 03/01/2042	1,177,593	0.1
500,000	Evergy Kansas Central, Inc., 4.625%, 09/01/2043	617,742	0.0
250,000	Wisconsin Electric Power Co., 4.250%, 06/01/2044	289,733	0.0
500,000	Wisconsin Power and Light Co., 4.100%, 10/15/2044	573,304	0.0
		70,892,329	2.2

	Total Corporate Bonds/Notes
	(Cost $780,568,527)	871,239,324	27.0

COLLATERALIZED MORTGAGE OBLIGATIONS: 0.1%
1,195,887	Fannie Mae 2012-110 CA, 3.000%, 10/25/2042	1,281,146	0.1
885,238	Fannie Mae REMIC Trust 2006-78 BZ, 6.500%, 08/25/2036	1,039,109	0.0

	Total Collateralized Mortgage Obligations
	(Cost $2,182,012)	2,320,255	0.1

MUNICIPAL BONDS: 1.0%
	California: 0.2%
4,335,000	State of California, 7.550%, 04/01/2039	7,738,365	0.2

	Connecticut: 0.2%
3,735,000	State of Connecticut, 5.850%, 03/15/2032	5,066,789	0.2

	New Jersey: 0.3%
3,425,000	New Jersey Turnpike Authority, 7.102%, 01/01/2041	5,672,451	0.2
2,335,000	Port Authority of New York & New Jersey, 4.926%, 10/01/2051	3,262,368	0.1
		8,934,819	0.3

	New York: 0.1%
3,495,000	Metropolitan Transportation Authority, 6.814%, 11/15/2040	4,567,301	0.1

	Washington: 0.2%
3,900,000	State of Washington, 5.140%, 08/01/2040	5,702,658	0.2

	Total Municipal Bonds
	(Cost $22,832,940)	32,009,932	1.0

U.S. TREASURY OBLIGATIONS: 39.3%
	U.S. Treasury Bonds: 9.0%
45,833,000	(2) 0.625%,05/15/2030	45,700,514	1.4
4,728,000	1.125%,05/15/2040	4,684,691	0.1
86,501,000	2.000%,02/15/2050	99,040,266	3.1
10,659,000	2.250%,08/15/2046	12,640,700	0.4
7,000,000	2.500%,02/15/2046	8,668,379	0.3
9,072,000	2.500%,05/15/2046	11,250,166	0.4
9,022,000	3.000%,11/15/2044	12,081,374	0.4
10,042,000	3.000%,11/15/2045	13,534,537	0.4
26,600	3.000%,02/15/2049	36,714	0.0
1,482,000	3.125%,02/15/2043	2,009,905	0.1
5,686,000	3.125%,08/15/2044	7,754,949	0.2
13,888,000	3.625%,08/15/2043	20,290,314	0.6
14,092,000	3.625%,02/15/2044	20,632,394	0.6
13,251,000	3.750%,11/15/2043	19,725,614	0.6
7,845,000	3.875%,08/15/2040	11,695,179	0.4
830,000	6.000%,02/15/2026	1,090,931	0.0
		290,836,627	9.0

	U.S. Treasury Notes: 30.3%
234,448,000	0.125%,06/30/2022	234,328,945	7.3
157,255,000	0.250%,06/15/2023	157,598,995	4.9
201,938,000	0.250%,06/30/2025	201,563,310	6.3
109,851,000	0.500%,06/30/2027	109,932,530	3.4
28,000,000	1.125%,08/31/2021	28,310,625	0.9
13,040,000	1.250%,10/31/2021	13,228,723	0.4
7,000,000	1.375%,08/31/2023	7,264,144	0.2
5,000,000	1.375%,09/30/2023	5,193,362	0.2
4,833,000	1.500%,01/31/2022	4,934,852	0.2
10,000,000	1.500%,02/28/2023	10,354,102	0.3
10,000,000	1.500%,03/31/2023	10,366,016	0.3
456,000	1.500%,10/31/2024	480,750	0.0
2,976,000	1.625%,08/15/2022	3,068,767	0.1
6,480,000	1.625%,04/30/2023	6,745,528	0.2
10,184,000	1.625%,05/31/2023	10,614,632	0.3
4,046,000	1.625%,10/31/2023	4,239,686	0.1
24,847,000	1.625%,02/15/2026	26,587,746	0.8
7,810,000	1.750%,04/30/2022	8,037,741	0.3
168,000	1.750%,07/15/2022	173,437	0.0
18,000,000	1.750%,09/30/2022	18,640,898	0.6
69,000	1.750%,01/31/2023	71,803	0.0
8,000,000	1.875%,11/30/2021	8,193,906	0.3
3,003,000	1.875%,08/31/2022	3,114,263	0.1
10,000	1.875%,06/30/2026	10,875	0.0
8,063,000	2.000%,12/31/2021	8,285,205	0.3
4,000,000	2.000%,07/31/2022	4,153,359	0.1
17,133,000	2.000%,11/15/2026	18,818,191	0.6
3,700,000	2.125%,09/30/2021	3,790,549	0.1
3,774,000	(2) 2.125%,12/31/2021	3,884,788	0.1
10,105,000	2.125%,06/30/2022	10,502,095	0.3
5,000,000	2.125%,11/30/2023	5,329,102	0.2
51,000	2.250%,04/30/2021	51,886	0.0
3,011,000	2.250%,12/31/2023	3,227,063	0.1
19,000	2.250%,04/30/2024	20,480	0.0
6,457,000	2.250%,11/15/2024	7,021,231	0.2
590,000	2.375%,12/31/2020	596,453	0.0
373,000	2.375%,04/30/2026	415,939	0.0
68,000	2.375%,05/15/2029	78,486	0.0
9,874,000	2.500%,05/15/2024	10,746,075	0.3
11,396,000	2.750%,09/15/2021	11,751,012	0.4

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (CONTINUED)

6,569,500	2.750%,11/15/2023	7,134,708	0.2
7,052,000	2.750%,02/15/2024	7,701,418	0.2
		976,563,676	30.3

	Total U.S. Treasury Obligations
	(Cost $1,217,876,949)	1,267,400,303	39.3

U.S. GOVERNMENT AGENCY OBLIGATIONS: 25.7%
	Federal Home Loan Mortgage Corporation: 6.3%(4)
5,310,288	3.000%,04/01/2045	5,679,185	0.2
5,549,364	3.000%,04/01/2045	6,001,680	0.2
22,742,441	3.000%,05/01/2045	24,169,190	0.8
8,361,697	3.000%,11/01/2046	9,096,456	0.3
8,816,030	3.000%,11/01/2047	9,530,495	0.3
1,777,471	3.500%,01/01/2042	1,920,763	0.1
295,191	3.500%,01/01/2042	319,394	0.0
5,205,207	3.500%,08/01/2042	5,629,716	0.2
19,831,313	3.500%,04/01/2043	21,426,967	0.7
22,296,546	3.500%,02/01/2044	24,110,399	0.8
7,969,962	3.500%,12/01/2046	8,576,348	0.3
5,315,269	3.500%,12/01/2047	5,710,658	0.2
23,494,338	3.500%,03/01/2048	25,683,944	0.8
801,594	3.900%, (US0012M + 1.900%),02/01/2042	819,828	0.0
676,278	4.000%,01/01/2025	715,382	0.0
100,077	4.000%,08/01/2040	108,273	0.0
1,360,718	4.000%,04/01/2041	1,491,480	0.1
1,127,108	4.000%,05/01/2041	1,235,446	0.1
52,266	4.000%,08/01/2041	57,010	0.0
169,785	4.000%,12/01/2041	186,312	0.0
741,322	4.000%,01/01/2042	798,916	0.0
2,390,597	4.000%,03/01/2042	2,624,861	0.1
67,590	4.000%,12/01/2042	74,285	0.0
795,976	4.000%,02/01/2044	897,418	0.0
606,656	4.000%,07/01/2045	655,953	0.0
578,115	4.000%,09/01/2045	626,294	0.0
480,159	4.000%,09/01/2045	519,987	0.0
686,369	4.000%,09/01/2045	743,303	0.0
10,686,442	4.000%,11/01/2045	11,572,905	0.4
1,619,939	4.000%,05/01/2046	1,749,583	0.1
565,386	4.000%,11/01/2047	601,233	0.0
721,868	4.000%,03/01/2048	766,765	0.0
2,864	4.500%,04/01/2023	3,031	0.0
61,835	4.500%,03/01/2039	68,764	0.0
187,066	4.500%,08/01/2039	208,135	0.0
457,058	4.500%,09/01/2039	508,563	0.0
322,075	4.500%,09/01/2039	358,080	0.0
226,991	4.500%,09/01/2039	252,110	0.0
433,999	4.500%,10/01/2039	475,069	0.0
623,710	4.500%,12/01/2039	693,939	0.0
200,873	4.500%,03/01/2040	223,558	0.0
417,332	4.500%,04/01/2040	463,776	0.0
87,076	4.500%,06/01/2040	96,825	0.0
444,611	4.500%,07/01/2040	494,223	0.0
449,521	4.500%,07/01/2040	497,890	0.0
417,849	4.500%,08/01/2040	462,887	0.0
145,268	4.500%,08/01/2040	161,527	0.0
142,112	4.500%,03/01/2041	157,991	0.0
479,162	4.500%,03/01/2041	533,028	0.0
202,454	4.500%,04/01/2041	225,163	0.0
617,991	4.500%,06/01/2041	688,386	0.0
521,430	4.500%,07/01/2041	580,654	0.0
3,213,294	4.500%,08/01/2041	3,579,088	0.1
53,672	4.500%,08/01/2041	58,083	0.0
2,731,162	4.500%,07/01/2048	2,939,868	0.1
16,580	5.000%,03/01/2034	19,015	0.0
99,862	5.000%,12/01/2034	114,783	0.0
116,498	5.000%,08/01/2035	133,467	0.0
310,439	5.000%,08/01/2035	356,415	0.0
101,614	5.000%,10/01/2035	116,702	0.0
137,468	5.000%,10/01/2035	157,641	0.0
98,297	5.000%,10/01/2035	112,202	0.0
247,479	5.000%,12/01/2035	284,304	0.0
31,668	5.000%,04/01/2036	36,096	0.0
108,983	5.000%,11/01/2036	125,175	0.0
77,828	5.000%,02/01/2037	89,478	0.0
60,728	5.000%,05/01/2037	69,839	0.0
914,751	5.000%,10/01/2037	1,050,521	0.1
534,302	5.000%,03/01/2038	614,207	0.0
453,112	5.000%,03/01/2038	520,379	0.0
160,724	5.000%,03/01/2038	184,573	0.0
164,207	5.000%,04/01/2038	188,055	0.0
16,506	5.000%,10/01/2038	18,935	0.0
62,797	5.000%,06/01/2040	72,173	0.0
162,908	5.000%,08/01/2040	187,256	0.0
390,570	5.000%,04/01/2041	448,982	0.0
52,778	5.490%,02/01/2037	58,147	0.0
84,800	5.500%,12/01/2024	88,599	0.0
76,154	5.500%,09/01/2034	87,436	0.0
79,116	5.500%,01/01/2035	90,109	0.0
887,100	5.500%,09/01/2035	1,019,654	0.1
40,186	5.500%,09/01/2035	46,246	0.0
815,594	5.500%,10/01/2035	934,879	0.1
267,833	5.500%,03/01/2036	308,113	0.0
61,488	5.500%,03/01/2036	70,450	0.0
48,942	5.500%,05/01/2036	56,104	0.0
234,331	5.500%,06/01/2036	269,440	0.0
86,723	5.500%,07/01/2036	99,014	0.0
3,632	5.500%,07/01/2036	4,176	0.0
15,491	5.500%,07/01/2036	17,811	0.0
18,046	5.500%,10/01/2036	20,700	0.0
103,169	5.500%,11/01/2036	118,728	0.0
11,413	5.500%,12/01/2036	12,562	0.0
78,664	5.500%,12/01/2036	90,495	0.0
57,312	5.500%,12/01/2036	65,972	0.0
69,685	5.500%,02/01/2037	80,165	0.0
10,351	5.500%,02/01/2037	11,788	0.0
23,616	5.500%,05/01/2037	27,074	0.0
3,502	5.500%,06/01/2037	4,027	0.0
41,025	5.500%,12/01/2037	47,005	0.0
20,685	5.500%,03/01/2038	23,781	0.0
4,726	5.500%,06/01/2038	5,404	0.0
11,738	5.500%,06/01/2038	13,461	0.0
10,428	5.500%,08/01/2038	11,869	0.0
1,910	5.500%,10/01/2038	2,138	0.0
725,219	5.500%,11/01/2038	833,598	0.0
11,745	5.500%,12/01/2038	13,481	0.0
15,940	5.500%,12/01/2038	18,293	0.0
13,218	5.500%,12/01/2038	15,145	0.0
114,198	5.500%,01/01/2039	131,168	0.0
20,834	5.500%,01/01/2039	23,939	0.0
69,656	5.500%,01/01/2040	78,294	0.0
79,282	5.500%,01/01/2040	90,993	0.0
77,854	5.500%,03/01/2040	89,055	0.0
110,993	5.500%,01/01/2041	122,364	0.0
60,497	5.750%,05/01/2037	66,925	0.0
119,282	5.800%,07/01/2037	131,943	0.0
65,388	5.800%,08/01/2037	72,438	0.0
74,585	5.800%,09/01/2037	82,650	0.0
38,485	5.800%,09/01/2037	42,647	0.0
4,712	6.000%,04/01/2028	5,323	0.0
43,369	6.000%,07/01/2028	48,215	0.0
225	6.000%,04/01/2036	251	0.0
3,158	6.000%,04/01/2036	3,672	0.0
10,344	6.000%,04/01/2036	12,058	0.0
31,405	6.000%,06/01/2036	36,572	0.0
10,469	6.000%,07/01/2036	12,220	0.0
10,009	6.000%,08/01/2036	11,685	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (CONTINUED)

2,933		6.000%,08/01/2036	3,261	0.0
59,118		6.000%,08/01/2036	67,567	0.0
63,451		6.000%,01/01/2037	73,844	0.0
49,518		6.000%,02/01/2037	57,860	0.0
2,968		6.000%,04/01/2037	3,467	0.0
1,383		6.000%,06/01/2037	1,611	0.0
14,817		6.000%,06/01/2037	16,906	0.0
7,815		6.000%,07/01/2037	9,127	0.0
302		6.000%,07/01/2037	352	0.0
1,924		6.000%,08/01/2037	2,241	0.0
3,719		6.000%,08/01/2037	4,328	0.0
8,110		6.000%,08/01/2037	9,467	0.0
7,548		6.000%,08/01/2037	8,394	0.0
153,893		6.000%,08/01/2037	174,613	0.0
26,659		6.000%,08/01/2037	31,020	0.0
6,528		6.000%,08/01/2037	7,258	0.0
6,126		6.000%,09/01/2037	7,152	0.0
15,733		6.000%,09/01/2037	18,124	0.0
2,742		6.000%,09/01/2037	3,132	0.0
14,049		6.000%,10/01/2037	16,416	0.0
19,214		6.000%,10/01/2037	21,398	0.0
5,796		6.000%,10/01/2037	6,444	0.0
10,562		6.000%,10/01/2037	12,342	0.0
32,906		6.000%,11/01/2037	38,287	0.0
1,202		6.000%,11/01/2037	1,336	0.0
2,965		6.000%,11/01/2037	3,461	0.0
65,993		6.000%,12/01/2037	76,879	0.0
957		6.000%,12/01/2037	1,065	0.0
20,434		6.000%,01/01/2038	23,775	0.0
19,720		6.000%,01/01/2038	23,042	0.0
2,774		6.000%,01/01/2038	3,229	0.0
19,480		6.000%,02/01/2038	21,660	0.0
2,465		6.000%,02/01/2038	2,744	0.0
17,707		6.000%,05/01/2038	19,888	0.0
1,611		6.000%,06/01/2038	1,876	0.0
26,922		6.000%,07/01/2038	30,657	0.0
59,853		6.000%,07/01/2038	69,613	0.0
280,060		6.000%,09/01/2038	324,520	0.0
9,351		6.000%,09/01/2038	10,926	0.0
10,980		6.000%,09/01/2038	12,215	0.0
1,028		6.000%,09/01/2038	1,196	0.0
13,667		6.000%,11/01/2038	15,322	0.0
144,813		6.000%,01/01/2039	167,544	0.0
173,280		6.000%,04/01/2039	200,905	0.0
41,017		6.000%,08/01/2039	46,505	0.0
56,208		6.000%,10/01/2039	65,341	0.0
21,590		6.000%,11/01/2039	25,127	0.0
52,814		6.000%,11/01/2039	58,929	0.0
2,022		6.000%,12/01/2039	2,362	0.0
70,242		6.000%,05/01/2040	81,997	0.0
58,339		6.150%,12/01/2037	64,943	0.0
71,958		6.150%,01/01/2038	80,188	0.0
110,722		6.150%,02/01/2038	123,355	0.0
83,167		6.150%,02/01/2038	92,649	0.0
840,000		6.250%,07/15/2032	1,320,670	0.1
11,329		6.500%,06/01/2036	13,130	0.0
2,387		6.500%,08/01/2036	2,817	0.0
1,210		6.500%,10/01/2036	1,408	0.0
42,330		6.500%,10/01/2036	48,684	0.0
18,295		6.500%,07/01/2037	20,874	0.0
6,796		6.500%,09/01/2037	7,826	0.0
3,672		6.500%,10/01/2037	4,177	0.0
4,001		6.500%,11/01/2037	4,636	0.0
18,795		6.500%,04/01/2038	21,514	0.0
9,832		6.500%,04/01/2038	11,210	0.0
619		6.500%,05/01/2038	690	0.0
3,505		6.500%,05/01/2038	3,904	0.0
2,135		6.500%,07/01/2038	2,377	0.0
1,303		6.500%,08/01/2038	1,512	0.0
266		6.500%,10/01/2038	302	0.0
7,419		6.500%,11/01/2038	8,436	0.0
9,480		6.500%,12/01/2038	10,614	0.0
7,233		6.500%,12/01/2038	8,054	0.0
637		6.500%,12/01/2038	709	0.0
56,499		6.500%,12/01/2038	62,910	0.0
587,149		6.500%,12/01/2038	700,130	0.0
2,935		6.500%,01/01/2039	3,574	0.0
			202,867,559	6.3

		Federal National Mortgage Association: 1.0%(4)
4,247,766		3.000%,09/01/2046	4,406,212	0.1
18,279,294		3.500%,11/01/2051	19,800,205	0.6
1,297,266		3.720%,10/01/2029	1,487,368	0.1
67,732		5.700%,07/01/2036	70,437	0.0
14,579		5.700%,07/01/2036	14,640	0.0
805,000		6.625%,11/15/2030	1,246,045	0.0
3,430,000		7.125%,01/15/2030	5,321,897	0.2
			32,346,804	1.0

		Government National Mortgage Association: 6.7%
7,979,157		3.000%,07/20/2045	8,523,563	0.3
14,968,660		3.000%,05/20/2050	15,887,107	0.5
61,950,000	(5)	3.000%,07/21/2050	65,621,021	2.0
20,381,565		3.500%,03/20/2047	21,833,030	0.7
11,838,772		3.500%,09/20/2047	12,608,784	0.4
3,467,573		3.500%,01/20/2048	3,717,948	0.1
21,208,951		3.500%,02/20/2048	22,719,497	0.7
21,260,994		3.500%,03/20/2048	22,886,696	0.7
5,225,014		4.000%,10/20/2043	5,647,428	0.2
5,021,725		4.000%,03/20/2046	5,454,872	0.2
2,667,847		4.000%,03/20/2046	2,870,019	0.1
899,519		4.500%,02/20/2041	1,005,467	0.0
276,231		4.500%,03/20/2041	303,380	0.0
1,057,152		4.500%,05/20/2041	1,161,201	0.1
1,183,707		4.500%,06/20/2041	1,300,081	0.1
2,249,719		4.500%,07/20/2041	2,515,039	0.1
930,658		4.500%,09/20/2041	1,022,336	0.0
2,823,628		4.500%,10/20/2041	3,101,916	0.1
8,540,535		4.500%,01/20/2050	9,131,202	0.3
10,633		5.000%,10/15/2037	12,164	0.0
2,255		5.000%,04/15/2038	2,509	0.0
56,063		5.000%,03/15/2039	64,103	0.0
100,273		5.000%,08/15/2039	113,894	0.0
811,750		5.000%,09/15/2039	927,935	0.0
836,058		5.000%,09/15/2039	955,986	0.0
675,739		5.000%,02/15/2040	771,968	0.0
465,586		5.000%,04/15/2040	523,467	0.0
1,117,319		5.000%,06/15/2040	1,275,532	0.1
40,211		5.000%,07/15/2040	45,858	0.0
296,549		5.000%,04/15/2042	327,097	0.0
652,890		5.000%,04/20/2042	738,317	0.0
957,698		5.000%,06/20/2048	1,041,825	0.0
29,327		5.500%,07/20/2038	33,820	0.0
382,865		5.500%,09/20/2039	441,440	0.0
27,696		5.500%,10/20/2039	31,746	0.0
16,419		5.500%,11/20/2039	18,861	0.0
642,318		5.500%,11/20/2039	740,689	0.0
9,622		5.500%,12/20/2040	11,124	0.0
30,179		5.500%,01/20/2041	34,790	0.0
211,578		5.500%,03/20/2041	244,014	0.0
309,551		5.500%,04/20/2041	357,289	0.0
489,527		5.500%,05/20/2041	564,439	0.0
475,282		5.500%,06/20/2041	548,422	0.0
15,198		6.000%,10/15/2036	18,100	0.0
46,646		6.000%,08/15/2037	55,532	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (CONTINUED)

38,065		6.000%,11/15/2037	45,339	0.0
6,834		6.000%,12/15/2037	7,642	0.0
23,201		6.000%,01/15/2038	27,001	0.0
23,444		6.000%,01/15/2038	27,913	0.0
24,921		6.000%,02/15/2038	29,675	0.0
75,218		6.000%,02/15/2038	86,277	0.0
228		6.000%,02/15/2038	255	0.0
797		6.000%,04/15/2038	885	0.0
149,944		6.000%,05/15/2038	178,477	0.0
169,817		6.000%,05/15/2038	202,302	0.0
24,541		6.000%,07/15/2038	29,051	0.0
50,935		6.000%,09/15/2038	58,790	0.0
18,159		6.000%,11/15/2038	20,199	0.0
713,159		6.000%,08/20/2040	819,822	0.0
			218,745,136	6.7

		Other U.S. Agency Obligations: 1.0%
3,489,000		1.620%,09/04/2025	3,676,406	0.1
1,500,000	(2)	1.875%,08/15/2022	1,546,200	0.1
12,500,000		2.390%,11/01/2034	13,932,056	0.4
5,000,000		2.400%,09/21/2026	5,559,087	0.2
10,000		6.150%,01/15/2038	16,271	0.0
5,000,000	(2)	7.125%,05/01/2030	7,777,254	0.2
			32,507,274	1.0

		Uniform Mortgage-Backed Securities: 10.7%
29,800,000	(5)	2.000%,08/01/2035	30,775,485	1.0
3,974,391		2.500%,09/01/2027	4,172,825	0.1
4,108,214		2.500%,06/01/2030	4,356,126	0.1
5,921,762		2.500%,06/01/2030	6,279,211	0.2
2,438,485		2.500%,07/01/2030	2,585,876	0.1
46,122,000	(5)	2.500%,08/13/2050	47,978,176	1.5
1,416,832		3.000%,06/01/2026	1,489,290	0.1
5,713,306		3.000%,08/01/2030	6,074,151	0.2
2,363,404		3.000%,09/01/2030	2,519,744	0.1
17,422,072		3.000%,12/01/2042	18,952,783	0.6
9,419,853		3.000%,07/01/2043	10,097,987	0.3
4,684,177		3.000%,09/01/2043	5,019,390	0.2
4,871,426		3.000%,07/01/2046	5,288,249	0.2
1,900,985		3.000%,08/01/2046	2,055,521	0.1
19,728,216		3.000%,12/01/2046	20,907,640	0.7
3,565,566		3.500%,05/01/2029	3,762,943	0.1
1,190,173		3.500%,03/01/2041	1,288,299	0.0
1,291,402		3.500%,12/01/2041	1,397,226	0.1
2,292,918		3.500%,01/01/2042	2,479,654	0.1
4,880,434		3.500%,10/01/2042	5,280,167	0.2
11,254,746		3.500%,11/01/2042	12,120,475	0.4
4,844,850		3.500%,01/01/2046	5,298,840	0.2
7,396,140		3.500%,02/01/2046	8,089,221	0.3
3,507,492		3.500%,02/01/2046	3,836,164	0.1
8,448,044		3.500%,04/01/2046	9,087,818	0.3
3,438,989		3.500%,02/01/2050	3,617,204	0.1
1,605,751		4.000%,09/01/2026	1,698,801	0.1
836,961		4.000%,10/01/2040	921,202	0.0
160,392		4.000%,10/01/2040	176,083	0.0
12,516,593		4.000%,11/01/2040	13,698,001	0.4
1,152,561		4.000%,12/01/2040	1,266,089	0.0
1,498,653		4.000%,12/01/2040	1,649,451	0.1
2,331,523		4.000%,02/01/2041	2,560,988	0.1
312,046		4.000%,03/01/2041	337,777	0.0
360,215		4.000%,04/01/2041	395,418	0.0
259,435		4.000%,08/01/2041	276,380	0.0
277,747		4.000%,09/01/2041	305,173	0.0
2,819,730		4.000%,11/01/2041	3,080,487	0.1
386,977		4.000%,12/01/2041	425,309	0.0
946,403		4.000%,01/01/2042	1,039,317	0.0
637,512		4.000%,07/01/2042	700,624	0.0
1,981,016		4.000%,12/01/2042	2,176,620	0.1
1,972,350		4.000%,07/01/2043	2,211,721	0.1
1,037,301		4.000%,02/01/2044	1,155,898	0.0
1,626,548		4.000%,02/01/2044	1,812,552	0.1
360,643		4.000%,03/01/2044	388,920	0.0
1,305,799		4.000%,05/01/2045	1,402,767	0.1
8,097,034		4.000%,06/01/2045	8,800,893	0.3
1,182,948		4.000%,07/01/2045	1,292,981	0.0
2,228,313		4.000%,07/01/2045	2,483,092	0.1
3,261,215		4.000%,07/01/2045	3,655,916	0.1
1,824,722		4.000%,07/01/2045	1,997,785	0.1
2,795,918		4.000%,02/01/2046	3,055,743	0.1
6,867,604		4.000%,02/01/2048	7,291,545	0.2
1,601,685		4.000%,03/01/2048	1,700,686	0.1
533,524		4.000%,03/01/2048	566,207	0.0
11,887,295		4.000%,02/01/2050	12,610,601	0.4
1,696,596		4.500%,07/01/2026	1,810,055	0.1
4,320		4.500%,06/01/2034	4,722	0.0
15,829		4.500%,05/01/2035	17,277	0.0
1,867		4.500%,03/01/2038	2,076	0.0
1,176		4.500%,05/01/2038	1,276	0.0
12,021		4.500%,06/01/2038	13,174	0.0
8,727		4.500%,07/01/2038	9,369	0.0
26,616		4.500%,09/01/2038	28,683	0.0
443,143		4.500%,03/01/2039	492,612	0.0
16,777		4.500%,04/01/2039	18,635	0.0
24,013		4.500%,04/01/2039	26,561	0.0
530,985		4.500%,07/01/2039	590,589	0.0
1,373,555		4.500%,09/01/2039	1,528,057	0.1
974,630		4.500%,10/01/2039	1,084,067	0.0
360,539		4.500%,12/01/2039	401,417	0.0
298,569		4.500%,12/01/2039	332,137	0.0
261,277		4.500%,12/01/2039	289,699	0.0
194,807		4.500%,03/01/2040	216,911	0.0
261,652		4.500%,10/01/2040	291,427	0.0
230,987		4.500%,10/01/2040	257,226	0.0
281,941		4.500%,10/01/2040	313,949	0.0
485,648		4.500%,03/01/2041	540,593	0.0
307,228		4.500%,04/01/2041	331,663	0.0
2,383,949		4.500%,06/01/2041	2,646,309	0.1
230,615		4.500%,06/01/2041	256,814	0.0
105,166		4.500%,06/01/2041	113,088	0.0
211,518		4.500%,06/01/2041	235,400	0.0
191,825		4.500%,07/01/2041	213,678	0.0
97,837		4.500%,07/01/2041	108,959	0.0
4,272,444		4.500%,07/01/2041	4,759,182	0.2
1,221,224		4.500%,08/01/2041	1,341,453	0.0
140,629		4.500%,08/01/2041	156,646	0.0
1,318,242		4.500%,08/01/2041	1,468,015	0.1
643,749		5.000%,03/01/2027	677,649	0.0
68,719		5.000%,07/01/2033	77,531	0.0
101,240		5.000%,02/01/2034	111,284	0.0
15,551		5.000%,11/01/2034	17,840	0.0
1,648,217		5.000%,02/01/2035	1,891,762	0.1
294,595		5.000%,06/01/2035	338,242	0.0
20,886		5.000%,08/01/2035	23,824	0.0
214,898		5.000%,09/01/2035	246,250	0.0
73,553		5.000%,09/01/2035	83,936	0.0
191,948		5.000%,09/01/2035	220,162	0.0
22,332		5.000%,10/01/2035	25,614	0.0
430,714		5.000%,03/01/2036	494,989	0.0
332,095		5.000%,03/01/2036	381,571	0.0
285,047		5.000%,05/01/2036	327,045	0.0
3,515		5.000%,05/01/2036	4,038	0.0
54,216		5.000%,06/01/2036	62,307	0.0
600,433		5.000%,12/01/2036	690,361	0.0
45,754		5.000%,12/01/2036	52,571	0.0
137,834		5.000%,07/01/2037	158,301	0.0
93,411		5.000%,01/01/2038	107,160	0.0
206,940		5.000%,02/01/2038	237,771	0.0
450,930		5.000%,02/01/2038	517,885	0.0
428,077		5.000%,08/01/2038	491,968	0.0
88,544		5.000%,07/01/2040	101,841	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (CONTINUED)

195,145	5.000%,07/01/2040	220,045	0.0
59	5.500%,04/01/2021	59	0.0
2,639	5.500%,10/01/2021	2,674	0.0
10,389	5.500%,11/01/2021	10,604	0.0
36,013	5.500%,11/01/2021	36,761	0.0
5,916	5.500%,12/01/2021	5,953	0.0
59,082	5.500%,12/01/2021	60,433	0.0
69,861	5.500%,12/01/2021	71,365	0.0
935	5.500%,01/01/2022	957	0.0
1,124	5.500%,01/01/2022	1,131	0.0
2,014	5.500%,01/01/2022	2,061	0.0
9,071	5.500%,02/01/2022	9,292	0.0
695	5.500%,04/01/2022	714	0.0
4,447	5.500%,06/01/2022	4,551	0.0
2,374	5.500%,06/01/2022	2,392	0.0
816	5.500%,07/01/2022	844	0.0
11,314	5.500%,07/01/2022	11,659	0.0
1,196	5.500%,08/01/2022	1,225	0.0
2,669	5.500%,09/01/2022	2,759	0.0
18,304	5.500%,09/01/2022	18,878	0.0
2,836	5.500%,01/01/2023	2,926	0.0
1,613	5.500%,02/01/2023	1,663	0.0
4,913	5.500%,03/01/2023	5,110	0.0
1,163	5.500%,04/01/2023	1,207	0.0
7,187	5.500%,06/01/2023	7,488	0.0
1,122	5.500%,08/01/2023	1,175	0.0
6,192	5.500%,08/01/2023	6,507	0.0
18,119	5.500%,08/01/2023	19,106	0.0
1,831	5.500%,08/01/2023	1,904	0.0
13,862	5.500%,09/01/2023	14,548	0.0
836	5.500%,11/01/2023	879	0.0
2,292	5.500%,11/01/2023	2,391	0.0
6,959	5.500%,11/01/2023	7,297	0.0
56,016	5.500%,02/01/2024	59,016	0.0
1,115	5.500%,03/01/2024	1,128	0.0
7,691	5.500%,07/01/2024	7,761	0.0
6,114	5.500%,07/01/2024	6,510	0.0
999	5.500%,05/01/2025	1,026	0.0
19,712	5.500%,08/01/2025	21,073	0.0
1,921	5.500%,07/01/2027	2,119	0.0
487	5.500%,08/01/2027	538	0.0
108,865	5.500%,03/01/2034	124,773	0.0
81,472	5.500%,04/01/2034	93,201	0.0
37,761	5.500%,11/01/2034	43,341	0.0
37,982	5.500%,12/01/2034	43,616	0.0
463,224	5.500%,02/01/2035	531,996	0.0
64,296	5.500%,05/01/2035	73,948	0.0
283,060	5.500%,09/01/2035	313,784	0.0
68,667	5.500%,09/01/2035	78,856	0.0
55,082	5.500%,04/01/2036	63,205	0.0
88,385	5.500%,04/01/2036	101,650	0.0
19,413	5.500%,05/01/2036	22,277	0.0
63,533	5.500%,06/01/2036	72,943	0.0
222,442	5.500%,07/01/2036	255,426	0.0
122,336	5.500%,11/01/2036	140,689	0.0
182,110	5.500%,12/01/2036	209,225	0.0
382,195	5.500%,12/01/2036	438,937	0.0
60,293	5.500%,01/01/2037	69,248	0.0
570,735	5.500%,03/01/2037	655,274	0.0
257,764	5.500%,03/01/2037	296,273	0.0
51,390	5.500%,03/01/2037	59,035	0.0
233,988	5.500%,08/01/2037	269,050	0.0
2,473	5.500%,01/01/2038	2,834	0.0
978	5.500%,01/01/2038	1,120	0.0
727	5.500%,01/01/2038	832	0.0
8,651	5.500%,03/01/2038	9,831	0.0
13,686	5.500%,05/01/2038	15,675	0.0
35,445	5.500%,06/01/2038	40,749	0.0
1,043,256	5.500%,09/01/2038	1,197,745	0.0
247,814	5.500%,12/01/2038	283,548	0.0
62,326	5.500%,06/01/2039	71,596	0.0
38,760	5.500%,05/01/2040	42,709	0.0
236,893	5.500%,06/01/2040	261,059	0.0
4,948	6.000%,01/01/2034	5,518	0.0
2,859	6.000%,07/01/2034	3,193	0.0
51,028	6.000%,12/01/2034	59,591	0.0
20,561	6.000%,05/01/2035	22,908	0.0
32,010	6.000%,01/01/2036	35,645	0.0
15,483	6.000%,01/01/2036	17,229	0.0
14,378	6.000%,02/01/2036	16,831	0.0
14,868	6.000%,03/01/2036	17,200	0.0
22,131	6.000%,03/01/2036	25,214	0.0
6,931	6.000%,04/01/2036	8,069	0.0
18,564	6.000%,04/01/2036	21,289	0.0
59,867	6.000%,05/01/2036	69,720	0.0
271	6.000%,06/01/2036	315	0.0
13,735	6.000%,08/01/2036	15,893	0.0
1,738	6.000%,08/01/2036	1,931	0.0
42,893	6.000%,09/01/2036	48,255	0.0
17,003	6.000%,09/01/2036	18,919	0.0
41,970	6.000%,09/01/2036	48,879	0.0
16,873	6.000%,09/01/2036	19,639	0.0
11,314	6.000%,10/01/2036	12,575	0.0
11,487	6.000%,10/01/2036	13,269	0.0
392,525	6.000%,12/01/2036	456,889	0.0
158,160	6.000%,12/01/2036	176,618	0.0
41,424	6.000%,01/01/2037	46,103	0.0
5,588	6.000%,02/01/2037	6,258	0.0
5,321	6.000%,04/01/2037	5,914	0.0
76,423	6.000%,07/01/2037	89,268	0.0
1,061	6.000%,08/01/2037	1,226	0.0
2,627	6.000%,08/01/2037	3,053	0.0
23,806	6.000%,08/01/2037	27,673	0.0
5,305	6.000%,09/01/2037	6,159	0.0
1,972	6.000%,09/01/2037	2,291	0.0
12,836	6.000%,09/01/2037	14,930	0.0
39,584	6.000%,09/01/2037	43,996	0.0
307	6.000%,09/01/2037	357	0.0
16,177	6.000%,09/01/2037	18,411	0.0
1,521	6.000%,10/01/2037	1,709	0.0
2,236	6.000%,10/01/2037	2,516	0.0
264	6.000%,10/01/2037	307	0.0
937	6.000%,10/01/2037	1,057	0.0
40,841	6.000%,11/01/2037	47,026	0.0
7,021	6.000%,11/01/2037	7,803	0.0
5,988	6.000%,11/01/2037	6,697	0.0
19,487	6.000%,11/01/2037	21,775	0.0
1,505	6.000%,11/01/2037	1,700	0.0
13,712	6.000%,11/01/2037	15,642	0.0
39,435	6.000%,12/01/2037	45,868	0.0
27,369	6.000%,12/01/2037	31,818	0.0
5,718	6.000%,12/01/2037	6,610	0.0
12,888	6.000%,12/01/2037	15,004	0.0
4,016	6.000%,01/01/2038	4,469	0.0
11,938	6.000%,01/01/2038	13,350	0.0
81,518	6.000%,02/01/2038	94,274	0.0
752	6.000%,02/01/2038	836	0.0
6,080	6.000%,03/01/2038	6,893	0.0
122,694	6.000%,03/01/2038	137,350	0.0
306,627	6.000%,04/01/2038	358,149	0.0
19,086	6.000%,04/01/2038	22,222	0.0
20,910	6.000%,05/01/2038	24,303	0.0
20,621	6.000%,05/01/2038	23,063	0.0
1,089	6.000%,06/01/2038	1,211	0.0
25,330	6.000%,07/01/2038	28,334	0.0
14,399	6.000%,07/01/2038	16,174	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (CONTINUED)

861		6.000%,08/01/2038	957	0.0
2,787		6.000%,08/01/2038	3,244	0.0
6,742		6.000%,09/01/2038	7,493	0.0
34,993		6.000%,09/01/2038	39,095	0.0
17,364		6.000%,09/01/2038	19,443	0.0
39,436		6.000%,10/01/2038	44,427	0.0
45,087		6.000%,10/01/2038	51,882	0.0
21,220		6.000%,10/01/2038	24,569	0.0
15,107		6.000%,05/01/2039	16,790	0.0
550,633		6.000%,10/01/2039	642,806	0.0
20,306		6.000%,11/01/2039	22,731	0.0
741		6.500%,04/01/2030	836	0.0
58,026		6.500%,02/01/2034	64,578	0.0
8,072		6.500%,11/01/2034	9,688	0.0
10,982		6.500%,01/01/2036	12,982	0.0
28,319		6.500%,03/01/2036	33,662	0.0
46,575		6.500%,04/01/2036	53,537	0.0
580		6.500%,05/01/2036	679	0.0
4,162		6.500%,06/01/2036	4,632	0.0
53,539		6.500%,07/01/2036	62,411	0.0
46,834		6.500%,07/01/2036	53,425	0.0
5,211		6.500%,07/01/2036	5,801	0.0
20,110		6.500%,07/01/2036	23,552	0.0
1,231		6.500%,07/01/2036	1,439	0.0
2,219		6.500%,07/01/2036	2,652	0.0
578		6.500%,08/01/2036	676	0.0
8,541		6.500%,09/01/2036	9,833	0.0
1,176		6.500%,09/01/2036	1,336	0.0
101,147		6.500%,09/01/2036	117,518	0.0
16,659		6.500%,09/01/2036	19,757	0.0
839		6.500%,11/01/2036	981	0.0
3,305		6.500%,11/01/2036	3,860	0.0
2,208		6.500%,12/01/2036	2,515	0.0
13,054		6.500%,12/01/2036	14,524	0.0
247		6.500%,01/01/2037	289	0.0
34,405		6.500%,01/01/2037	40,613	0.0
21,033		6.500%,01/01/2037	23,417	0.0
15,371		6.500%,02/01/2037	17,561	0.0
54,440		6.500%,03/01/2037	64,255	0.0
5,813		6.500%,03/01/2037	6,701	0.0
32,264		6.500%,03/01/2037	35,920	0.0
11,779		6.500%,03/01/2037	13,514	0.0
664		6.500%,07/01/2037	798	0.0
1,967		6.500%,08/01/2037	2,227	0.0
3,671		6.500%,08/01/2037	4,332	0.0
2,729		6.500%,08/01/2037	3,038	0.0
7,170		6.500%,09/01/2037	8,479	0.0
69,766		6.500%,09/01/2037	83,649	0.0
429		6.500%,09/01/2037	484	0.0
107,244		6.500%,09/01/2037	123,776	0.0
1,388		6.500%,09/01/2037	1,615	0.0
16,695		6.500%,09/01/2037	18,916	0.0
1,090		6.500%,09/01/2037	1,218	0.0
19,715		6.500%,10/01/2037	22,152	0.0
2,065		6.500%,10/01/2037	2,426	0.0
778		6.500%,10/01/2037	875	0.0
26,268		6.500%,10/01/2037	30,968	0.0
6,544		6.500%,10/01/2037	7,755	0.0
122,300		6.500%,11/01/2037	139,243	0.0
1,305		6.500%,12/01/2037	1,453	0.0
10,698		6.500%,12/01/2037	12,817	0.0
1,499		6.500%,12/01/2037	1,668	0.0
1,411		6.500%,12/01/2037	1,570	0.0
8,482		6.500%,12/01/2037	9,868	0.0
2,811		6.500%,12/01/2037	3,203	0.0
60,730		6.500%,12/01/2037	67,612	0.0
526		6.500%,01/01/2038	585	0.0
19,581		6.500%,01/01/2038	22,333	0.0
5,860		6.500%,02/01/2038	6,517	0.0
44,143		6.500%,03/01/2038	52,931	0.0
45,897		6.500%,04/01/2038	52,197	0.0
3,986		6.500%,05/01/2038	4,438	0.0
36,643		6.500%,08/01/2038	42,452	0.0
48,104		6.500%,08/01/2038	56,570	0.0
154,640		6.500%,08/01/2038	172,165	0.0
19,687		6.500%,09/01/2038	23,017	0.0
22,814		6.500%,09/01/2038	26,477	0.0
11,467		6.500%,10/01/2038	12,914	0.0
3,417		6.500%,10/01/2038	4,012	0.0
12,230		6.500%,10/01/2038	13,605	0.0
201,679		6.500%,10/01/2038	243,420	0.0
17,469		6.500%,11/01/2038	21,129	0.0
1,081		6.500%,01/01/2039	1,247	0.0
44,677		6.500%,01/01/2039	54,106	0.0
15,360		6.500%,03/01/2039	18,113	0.0
5,282		6.500%,09/01/2039	5,879	0.0
			344,987,505	10.7

	Total U.S. Government Agency Obligations
	(Cost $792,301,839)		831,454,278	25.7

COMMERCIAL MORTGAGE-BACKED SECURITIES: 2.0%
2,000,000	(1)	BAMLL Commercial Mortgage Securities Trust 2015-200P A, 3.218%, 04/14/2033	2,140,246	0.1
4,000,000		BENCHMARK 2018-B3 A5 Mortgage Trust, 4.025%, 04/10/2051	4,665,222	0.2
1,000,000	(3)	CFCRE Commercial Mortgage Trust 2016-C7 B, 4.498%, 12/10/2054	1,010,080	0.0
3,000,000		Citigroup Commercial Mortgage Trust 2014-GC19 A4, 4.023%, 03/10/2047	3,248,207	0.1
1,000,000	(1),(3)	COMM 2013-CR10 AM, 4.517%, 08/10/2046	1,062,704	0.0
650,000		COMM 2015-CR23 A3, 3.230%, 05/10/2048	699,289	0.0
315,000	(3)	COMM 2015-PC1 B, 4.577%, 07/10/2050	326,188	0.0
1,000,000		COMM 2016-COR1 A4, 3.091%, 10/10/2049	1,078,320	0.0
1,000,000		COMM 2016-COR1 AM, 3.494%, 10/10/2049	1,052,773	0.0
1,000,000		COMM 2016-CR28 A4, 3.762%, 02/10/2049	1,117,230	0.0
2,000,000	(3)	Ginnie Mae 2011-127 C, 3.500%, 03/16/2047	2,096,799	0.1
5,421,849	(3)	Ginnie Mae 2011-142 B, 3.480%, 02/16/2044	5,561,073	0.2
1,430,984	(3)	Ginnie Mae 2011-20 C, 3.562%, 04/16/2041	1,454,093	0.1
3,950,304	(3)	Ginnie Mae 2011-38 D, 3.641%, 01/16/2051	4,094,708	0.1
59,074	(3)	Ginnie Mae 2011-53 B, 3.906%, 05/16/2051	60,763	0.0
5,000,000		Ginnie Mae 2014-150 C, 3.400%, 12/16/2049	5,263,820	0.2
3,000,000		Ginnie Mae 2014-50 C, 3.400%, 02/16/2047	3,258,192	0.1
1,000,000		GS Mortgage Securities Trust 2012-GCJ7 B, 4.740%, 05/10/2045	1,018,780	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (CONTINUED)

6,379,463		JP Morgan Chase Commercial Mortgage Securities Trust 2013-C16, 4.166%, 12/15/2046	6,908,181	0.2
3,000,000		JPMDB Commercial Mortgage Securities Trust 2016-C2 A3A, 2.881%, 06/15/2049	3,200,176	0.1
2,065,000	(1)	Ladder Capital Commercial Mortgage 2013-GCP A2 Mortgage Trust, 3.985%, 02/15/2036	2,267,293	0.1
3,200,000		Morgan Stanley Bank of America Merrill Lynch Trust 2013-C8 A4 A4, 3.134%, 12/15/2048	3,313,923	0.1
2,000,000		Morgan Stanley Bank of America Merrill Lynch Trust 2014 C19 A4, 3.526%, 12/15/2047	2,150,788	0.1
1,250,000	(3)	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C15 B, 4.565%, 04/15/2047	1,299,031	0.0
220,000	(3)	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C21 C, 4.282%, 03/15/2048	201,909	0.0
100,000	(1),(3)	Morgan Stanley Capital I Trust 2011-C1 D, 5.684%, 09/15/2047	99,430	0.0
100,000	(1),(3)	Morgan Stanley Capital I Trust 2011-C1 E, 5.684%, 09/15/2047	98,221	0.0
1,000,000	(1),(3)	MSCG Trust 2015-ALDR A2, 3.577%, 06/07/2035	987,866	0.0
1,000,000	(3)	UBS Commercial Mortgage Trust 2018-C9 A4, 4.117%, 03/15/2051	1,145,247	0.0
2,350,000		Wells Fargo Commercial Mortgage Trust 2015-P2 A3, 3.541%, 12/15/2048	2,558,644	0.1
2,000,000		Wells Fargo Commercial Mortgage Trust 2016-NXS5 A4, 3.370%, 01/15/2059	2,159,220	0.1

	Total Commercial Mortgage-Backed Securities
	(Cost $63,661,569)		65,598,416	2.0

SUPRANATIONAL BONDS: 1.0%
4,206,000		Asian Development Bank, 1.625%, 03/16/2021	4,244,464	0.1
300,000		Asian Development Bank, 2.125%, 03/19/2025	323,725	0.0
2,000,000		Asian Development Bank, 2.000%, 02/16/2022	2,057,509	0.1
1,000,000		Corp Andina de Fomento, 2.125%, 09/27/2021	1,007,510	0.0
2,964,000		Corp Andina de Fomento, 4.375%, 06/15/2022	3,146,301	0.1
750,000	(2)	European Investment Bank, 0.625%, 07/25/2025	757,120	0.0
6,700,000		European Investment Bank, 1.625%, 06/15/2021	6,788,925	0.2
3,000,000		European Investment Bank, 2.250%, 03/15/2022	3,103,170	0.1
2,000,000		European Investment Bank, 4.000%, 02/16/2021	2,046,541	0.1
2,400,000		Inter-American Development Bank, 0.625%, 07/15/2025	2,414,555	0.1
3,000,000		Inter-American Development Bank, 1.750%, 09/14/2022	3,097,778	0.1
1,000,000		Inter-American Development Bank, 1.875%, 03/15/2021	1,010,103	0.0
1,000,000		Inter-American Development Bank, 3.200%, 08/07/2042	1,296,844	0.1

	Total Supranational Bonds
	(Cost $30,222,445)		31,294,545	1.0

SOVEREIGN BONDS: 1.7%
3,000,000		Colombia Government International Bond, 4.000%, 02/26/2024	3,150,945	0.1
1,950,000		Colombia Government International Bond, 7.375%, 09/18/2037	2,661,750	0.1
500,000		Export-Import Bank of Korea, 2.625%, 12/30/2020	504,243	0.0
500,000		Export-Import Bank of Korea, 3.250%, 08/12/2026	564,049	0.0
1,000,000		Export-Import Bank of Korea, 4.000%, 01/14/2024	1,105,279	0.0
1,000,000		Hashemite Kingdom of Jordan Government AID Bond, 2.578%, 06/30/2022	1,043,887	0.0
5,000,000		Japan Bank for International Cooperation, 2.125%, 11/16/2020	5,033,960	0.1
3,000,000	(1)	Kommunalbanken AS, 2.250%, 01/25/2022	3,090,347	0.1
1,800,000	(1)	Kommunalbanken AS, 2.500%, 01/11/2023	1,897,436	0.1
500,000	(2)	Korea International Bond, 4.125%, 06/10/2044	687,856	0.0
5,000,000	(2)	Mexico Government International Bond, 4.750%, 03/08/2044	5,271,475	0.2
1,460,000		Panama Government International Bond, 8.875%, 09/30/2027	2,078,412	0.1

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (CONTINUED)

4,000,000		Peruvian Government International Bond, 6.550%, 03/14/2037	6,102,220	0.2
4,000,000		Philippine Government International Bond, 6.375%, 01/15/2032	5,546,829	0.2
5,000,000	(2)	Province of Alberta Canada, 2.950%, 01/23/2024	5,404,499	0.2
3,000,000	(2)	Province of British Columbia Canada, 2.250%, 06/02/2026	3,266,335	0.1
3,405,000		Republic of Poland Government International Bond, 5.125%, 04/21/2021	3,538,834	0.1
3,000,000		Uruguay Government International Bond, 4.500%, 08/14/2024	3,292,215	0.1

	Total Sovereign Bonds
	(Cost $50,018,215)		54,240,571	1.7

ASSET-BACKED SECURITIES: 0.6%
		Automobile Asset-Backed Securities: 0.4%
1,000,000		Ally Auto Receivables Trust 2019-4 A4, 1.920%, 01/15/2025	1,025,830	0.1
600,000		AmeriCredit Automobile Receivables Trust 2020-1 A3, 1.110%, 08/19/2024	604,283	0.0
200,000		Carmax Auto Owner Trust 2019-2 A4, 2.770%, 12/16/2024	210,988	0.0
1,150,000		Carmax Auto Owner Trust 2019-2 B, 3.010%, 12/16/2024	1,187,100	0.1
1,050,000		Ford Credit Auto Owner Trust 2019-A A4, 2.850%, 08/15/2024	1,107,161	0.1
1,000,000		GM Financial Automobile Leasing Trust 2018-1 B, 2.870%, 12/20/2021	1,003,597	0.0
350,000		GM Financial Consumer Automobile Receivables Trust 2019-3 A3, 2.180%, 04/16/2024	358,114	0.0
750,000		Honda Auto Receivables 2018-4 A4 Owner Trust, 3.300%, 07/15/2025	790,074	0.0
800,000		Honda Auto Receivables 2019-2 A4 Owner Trust, 2.540%, 03/21/2025	839,289	0.0
1,000,000	(1)	Hyundai Auto Lease Securitization Trust 2019-A A4, 3.050%, 12/15/2022	1,025,435	0.1
150,000		Mercedes-Benz Auto Lease Trust 2019-A A4, 3.250%, 10/15/2024	153,400	0.0
600,000		Nissan Auto Receivables 2019-B A4 Owner Trust, 2.540%, 12/15/2025	632,008	0.0
175,857		Santander Drive Auto Receivables Trust 2019-1 A3, 3.000%, 12/15/2022	176,167	0.0
9,687		Santander Drive Auto Receivables Trust 2019-2 A2, 2.630%, 07/15/2022	9,707	0.0
500,000		Santander Drive Auto Receivables Trust 2019-2 A3, 2.590%, 05/15/2023	503,650	0.0
950,000		Santander Drive Auto Receivables Trust 2019-3 A3, 2.160%, 11/15/2022	955,856	0.0
428,882	(1)	Santander Retail Auto Lease Trust 2019-A A2, 2.720%, 01/20/2022	433,321	0.0
350,000	(1)	Santander Retail Auto Lease Trust 2019-B A3, 2.300%, 01/20/2023	357,759	0.0
350,000	(1)	Santander Retail Auto Lease Trust 2019-B A4, 2.380%, 08/21/2023	360,005	0.0
600,000	(1)	Santander Retail Auto Lease Trust 2019-C A4, 1.930%, 11/20/2023	612,728	0.0
350,000		Toyota Auto Receivables 2019-C A4 Owner Trust, 1.880%, 11/15/2024	362,293	0.0
			12,708,765	0.4

		Credit Card Asset-Backed Securities: 0.2%
1,000,000		American Express Credit Account Master Trust 2017-7 A, 2.350%, 05/15/2025	1,045,105	0.1
1,100,000		BA Credit Card Trust 2019-A1 A1, 1.740%, 01/15/2025	1,131,861	0.1
1,000,000		Capital One Multi-Asset Execution Trust 2017-A3 A3, 2.430%, 01/15/2025	1,034,943	0.0
1,000,000		Discover Card Execution Note Trust 2017-A2 A2, 2.390%, 07/15/2024	1,030,514	0.0
500,000		Synchrony Credit Card Master Note Trust 2017-2 A, 2.620%, 10/15/2025	519,074	0.0
			4,761,497	0.2

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (CONTINUED)

		Other Asset-Backed Securities: 0.0%
1,455,656	(1)	Volvo Financial Equipment LLC Series 2017-1A A4, 2.210%, 11/15/2021	1,461,818	0.0

	Total Asset-Backed Securities
	(Cost $18,416,978)		18,932,080	0.6

	Total Long-Term Investments
	(Cost $2,978,081,474)		3,174,489,704	98.4

SHORT-TERM INVESTMENTS: 8.8%
		Commercial Paper: 1.3%
10,000,000		Consolidated Edison, Inc., 0.270%, 07/20/2020	9,998,545	0.3
6,000,000		Entergy Corp., 0.310%, 07/06/2020	5,999,699	0.2
3,600,000		Mondelez International, Inc., 0.270%, 07/06/2020	3,599,838	0.1
10,000,000		Raytheon Technologies Corp., 0.270%, 07/08/2020	9,999,400	0.3
14,500,000		UnitedHealth Group, Inc., 0.350%, 07/10/2020	14,498,614	0.4

	Total Commercial Paper
	(Cost $44,097,141)		44,096,096	1.3

		Floating Rate Notes: 0.6%
3,975,000	(6)	Bank of Montreal, 0.200%, 07/13/2020	3,975,085	0.1
2,775,000	(6)	J.P. Morgan Securities LLC, 0.360%, 07/08/2020	2,775,126	0.1
650,000	(6)	Mitsubishi UFJ Financial Group, Inc., 0.350%, 07/14/2020	650,047	0.0
800,000	(6)	Mizuho Financial Group Inc., 0.340%, 07/14/2020	800,057	0.1
3,225,000	(6)	National Bank of Canada, 1.180%, 07/16/2020	3,225,113	0.1
3,025,000	(6)	Royal Bank of Canada, 0.350%, 07/17/2020	3,025,277	0.1
3,400,000	(6)	Svenska Handelsbanken AB, 0.330%, 07/07/2020	3,400,116	0.1

	Total Floating Rate Notes
	(Cost $17,850,821)		17,850,821	0.6

		Repurchase Agreements: 1.0%
2,623,184	(6)	BNP Paribas S.A., Repurchase Agreement dated 06/30/20, 0.24%, due 07/01/20 (Repurchase Amount $2,623,201, collateralized by various U.S. Government Securities, 1.106%-6.500%, Market Value plus accrued interest $2,754,343, due 08/15/20-03/19/40)	2,623,184	0.1
6,376,741	(6)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/30/20, 0.10%, due 07/01/20 (Repurchase Amount $6,376,758, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $6,504,276, due 08/01/20-02/20/70)	6,376,741	0.2
3,246,238	(6)	Citadel Securities LLC, Repurchase Agreement dated 06/30/20, 0.15%, due 07/01/20 (Repurchase Amount $3,246,251, collateralized by various U.S. Government Securities, 0.000%-7.625%, Market Value plus accrued interest $3,311,177, due 07/31/20-11/15/49)	3,246,238	0.1
1,638,415	(6)	Industrial & Comm. Bank of China, Repurchase Agreement dated 06/30/20, 0.11%, due 07/01/20 (Repurchase Amount $1,638,420, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $1,671,183, due 07/15/20-06/01/50)	1,638,415	0.1

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (CONTINUED)

11,300,209	(6)	RBC Dominion Securities Inc., Repurchase Agreement dated 06/30/20, 0.09%, due 07/01/20 (Repurchase Amount $11,300,237, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $11,526,213, due 07/31/20-07/01/50)	11,300,209	0.3
6,491,507	(6)	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/20, 0.24%, due 07/01/20 (Repurchase Amount $6,491,550, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $6,636,384, due 01/15/22-02/15/47)	6,491,507	0.2

	Total Repurchase Agreements
	(Cost $31,676,294)		31,676,294	1.0

Shares			Value	Percentage of Net Assets
		Mutual Funds(6): 5.9%
1,574,000	(6),(7)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.100%	1,574,000	0.0
188,189,000	(6),(7)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.150%	188,189,000	5.8
1,574,000	(6),(7)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 0.050%	1,574,000	0.1
	Total Mutual Funds
	(Cost $191,337,000)		191,337,000	5.9

	Total Short-Term Investments
	(Cost $284,961,256)		284,960,211	8.8

	Total Investments in Securities (Cost $3,263,042,730)		$ 3,459,449,915	107.2
	Liabilities in Excess of Other Assets		(231,166,502)	(7.2)
	Net Assets		$ 3,228,283,413	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Security, or a portion of the security, is on loan.
(3)	Variable rate security. Rate shown is the rate in effect as of June 30, 2020.
(4)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(5)	Represents or includes a TBA transaction.
(6)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(7)	Rate shown is the 7-day yield as of June 30, 2020.

Reference Rate Abbreviations:
US0012M	12-month LIBOR

See Accompanying Notes to Financial Statements

Voya Index Plus LargeCap Portfolio	PORTFOLIO OF INVESTMENTS
As of June 30, 2020 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.1%
		Communication Services: 10.7%
17,758	(1)	Alphabet, Inc. - Class A	$ 25,181,732	3.3
63,113	(1)	Altice USA, Inc.	1,422,567	0.2
38,864	(1)	AMC Networks, Inc.	909,029	0.1
282,507		AT&T, Inc.	8,540,187	1.1
169,388		Comcast Corp. – Class A	6,602,744	0.8
87,077	(1)	Facebook, Inc.- Class A	19,772,574	2.6
93,713		Fox Corp. - Class A	2,513,383	0.3
53,761		Interpublic Group of Cos., Inc.	922,539	0.1
54,020	(1)	Liberty Global PLC - Class A	1,180,877	0.1
12,007	(1)	NetFlix, Inc.	5,463,665	0.7
122,933		Verizon Communications, Inc.	6,777,296	0.9
19,272		Walt Disney Co.	2,149,021	0.3
52,357	(1)	Yelp, Inc.	1,211,017	0.2
			82,646,631	10.7

		Consumer Discretionary: 10.2%
9,059		Aarons, Inc.	411,279	0.0
11,936	(1)	Amazon.com, Inc.	32,929,275	4.2
2,651	(1)	Autozone, Inc.	2,990,646	0.4
12,534		Best Buy Co., Inc.	1,093,842	0.1
29,952		BorgWarner, Inc.	1,057,306	0.1
5,307	(1)	Carmax, Inc.	475,242	0.1
32,386		Dana, Inc.	394,785	0.0
10,585	(1)	Deckers Outdoor Corp.	2,078,788	0.3
10,831		Dollar General Corp.	2,063,414	0.3
4,001		Domino's Pizza, Inc.	1,478,129	0.2
112,015		Extended Stay America, Inc.	1,253,448	0.2
63,815		Gentex Corp.	1,644,512	0.2
18,589		Hilton Worldwide Holdings, Inc.	1,365,362	0.2
33,176		Home Depot, Inc.	8,310,920	1.1
16,942		KB Home	519,781	0.1
18,480		Lennar Corp. - Class A	1,138,738	0.1
15,325		McDonald's Corp.	2,827,003	0.4
36,957		MGM Resorts International	620,878	0.1
29,305		Nike, Inc. - Class B	2,873,355	0.4
34,962	(1)	Scientific Games Corp.	540,512	0.1
38,502		Service Corp. International	1,497,343	0.2
20,943	(1)	Skechers USA, Inc.	657,191	0.1
5,511		Starbucks Corp.	405,554	0.0
25,616		Target Corp.	3,072,127	0.4
62,548	(1)	Taylor Morrison Home Corp.	1,206,551	0.2
14,593		Tractor Supply Co.	1,923,211	0.2
47,340	(1)	TRI Pointe Group, Inc.	695,425	0.1
4,772	(1)	Ulta Beauty, Inc.	970,720	0.1
29,526		Yum! Brands, Inc.	2,566,105	0.3
			79,061,442	10.2

		Consumer Staples: 6.7%
113,108		Altria Group, Inc.	4,439,489	0.6
17,111	(1)	BJ's Wholesale Club Holdings, Inc.	637,727	0.1
37,109		Coca-Cola Co.	1,658,030	0.2
25,085		Colgate-Palmolive Co.	1,837,727	0.2
2,644		Costco Wholesale Corp.	801,687	0.1
27,052		General Mills, Inc.	1,667,756	0.2
27,901		Hershey Co.	3,616,528	0.5
17,856		Kimberly-Clark Corp.	2,523,946	0.3
26,166		Kroger Co.	885,719	0.1
90,769		Mondelez International, Inc.	4,641,019	0.6
43,798	(1)	Monster Beverage Corp.	3,036,077	0.4
59,731		PepsiCo, Inc.	7,900,022	1.0
88,577		Philip Morris International, Inc.	6,205,705	0.8
52,636		Procter & Gamble Co.	6,293,686	0.8
27,935	(1)	Sprouts Farmers Market, Inc.	714,857	0.1
9,129		Tyson Foods, Inc.	545,092	0.1
35,201		Walmart, Inc.	4,216,376	0.6
			51,621,443	6.7

		Energy: 2.7%
49,257		Chevron Corp.	4,395,202	0.6
87,341		ConocoPhillips	3,670,069	0.5
14,276		EOG Resources, Inc.	723,222	0.1
44,701		Exxon Mobil Corp.	1,999,029	0.2
9,662		Hess Corp.	500,588	0.1
34,355		Kinder Morgan, Inc.	521,165	0.1
23,416		Marathon Petroleum Corp.	875,290	0.1
25,633		Phillips 66	1,843,013	0.2
15,043		Pioneer Natural Resources Co.	1,469,701	0.2
67,510		TechnipFMC PLC	461,769	0.1
29,566		Valero Energy Corp.	1,739,072	0.2
65,754		Williams Cos., Inc.	1,250,641	0.2
44,297		World Fuel Services Corp.	1,141,091	0.1
			20,589,852	2.7

		Financials: 10.2%
22,737		Aflac, Inc.	819,214	0.1
27,430		Allstate Corp.	2,660,436	0.3
34,287		Ally Financial, Inc.	679,911	0.1
26,143		Ameriprise Financial, Inc.	3,922,496	0.5
345,911		Bank of America Corp.	8,215,386	1.1
37,099	(1)	Berkshire Hathaway, Inc. – Class B	6,622,542	0.9
28,276	(1)	Brighthouse Financial, Inc.	786,638	0.1
32,699		Capital One Financial Corp.	2,046,630	0.3
104,322		Citigroup, Inc.	5,330,854	0.7
11,625		Globe Life, Inc.	862,924	0.1
10,155		Goldman Sachs Group, Inc.	2,006,831	0.3
22,360		Hanover Insurance Group, Inc.	2,265,739	0.3
46,404		Hartford Financial Services Group, Inc.	1,788,874	0.2
24,679		Intercontinental Exchange, Inc.	2,260,596	0.3
12,235		International Bancshares Corp.	391,765	0.0
101,848		JPMorgan Chase & Co.	9,579,823	1.2
21,874		LPL Financial Holdings, Inc.	1,714,922	0.2
921		MarketAxess Holdings, Inc.	461,347	0.1
79,546		Metlife, Inc.	2,905,020	0.4
146,384		MGIC Investment Corp.	1,198,885	0.2
3,479		Moody's Corp.	955,786	0.1

See Accompanying Notes to Financial Statements

Voya Index Plus LargeCap Portfolio	PORTFOLIO OF INVESTMENTS
As of June 30, 2020 (Unaudited) (continued)

22,561		Nasdaq, Inc.	2,695,363	0.3
40,079		Popular, Inc.	1,489,736	0.2
48,691		Progressive Corp.	3,900,636	0.5
20,514		S&P Global, Inc.	6,758,953	0.9
21,022		State Street Corp.	1,335,948	0.2
8,488		Stifel Financial Corp.	402,586	0.0
79,573		Synchrony Financial	1,763,338	0.2
11,843		T. Rowe Price Group, Inc.	1,462,611	0.2
23,229		Unum Group	385,369	0.0
66,500		Wells Fargo & Co.	1,702,400	0.2
			79,373,559	10.2

		Health Care: 14.8%
50,869		AbbVie, Inc.	4,994,318	0.6
9,733		Agilent Technologies, Inc.	860,105	0.1
5,800	(1)	Alexion Pharmaceuticals, Inc.	650,992	0.1
6,332	(1)	Align Technology, Inc.	1,737,754	0.2
27,584		Amgen, Inc.	6,505,962	0.8
14,405		Anthem, Inc.	3,788,227	0.5
16,453		Baxter International, Inc.	1,416,603	0.2
10,350	(1)	Biogen, Inc.	2,769,143	0.4
3,100	(1)	Bio-Rad Laboratories, Inc.	1,399,619	0.2
63,491	(1)	Boston Scientific Corp.	2,229,169	0.3
87,934		Bristol-Myers Squibb Co.	5,170,519	0.7
14,918		Bruker Corp.	606,864	0.1
28,423		Cardinal Health, Inc.	1,483,396	0.2
30,861	(1)	Centene Corp.	1,961,217	0.3
2,903		Chemed Corp.	1,309,456	0.2
19,193		Cigna Corp.	3,601,566	0.5
8,583		CVS Health Corp.	557,638	0.1
1,383	(1)	DexCom, Inc.	560,668	0.1
44,954	(1)	Edwards Lifesciences Corp.	3,106,771	0.4
25,555		Eli Lilly & Co.	4,195,620	0.5
12,766		Gilead Sciences, Inc.	982,216	0.1
3,925		HCA Healthcare, Inc.	380,961	0.0
9,983		Humana, Inc.	3,870,908	0.5
4,082	(1)	Illumina, Inc.	1,511,769	0.2
18,602	(1)	Incyte Corp., Ltd.	1,934,050	0.2
44,834		Johnson & Johnson	6,305,005	0.8
2,836	(1)	Masimo Corp.	646,580	0.1
4,252		McKesson Corp.	652,342	0.1
75,663		Medtronic PLC	6,938,297	0.9
87,002		Merck & Co., Inc.	6,727,865	0.9
8,946	(1)	Molina Healthcare, Inc.	1,592,209	0.2
6,041	(1)	Novocure Ltd.	358,231	0.0
146,078		Pfizer, Inc.	4,776,751	0.6
21,494	(1)	Prestige Consumer Healthcare, Inc.	807,315	0.1
1,437	(1)	Regeneron Pharmaceuticals, Inc.	896,185	0.1
11,129		Thermo Fisher Scientific, Inc.	4,032,482	0.5
36,771		UnitedHealth Group, Inc.	10,845,606	1.4
14,564	(1)	Veeva Systems, Inc.	3,414,093	0.4
15,707	(1)	Vertex Pharmaceuticals, Inc.	4,559,899	0.6
13,933		Zimmer Biomet Holdings, Inc.	1,663,043	0.2
22,793		Zoetis, Inc.	3,123,553	0.4
			114,924,967	14.8

		Industrials: 8.3%
7,646		Acuity Brands, Inc.	732,028	0.1
60,402		Allison Transmission Holdings, Inc.	2,221,586	0.3
35,460		Ametek, Inc.	3,169,060	0.4
21,452		AO Smith Corp.	1,010,818	0.1
5,105		Armstrong World Industries, Inc.	397,986	0.0
4,419		Boeing Co.	810,003	0.1
6,008		Carlisle Cos., Inc.	718,977	0.1
24,456	(1)	Copart, Inc.	2,036,451	0.3
2,053	(1)	CoStar Group, Inc.	1,459,005	0.2
31,446		Crane Co.	1,869,779	0.2
17,995		CSX Corp.	1,254,971	0.2
22,718		Cummins, Inc.	3,936,121	0.5
9,304		Curtiss-Wright Corp.	830,661	0.1
12,415		Fortive Corp.	839,999	0.1
76,524		GrafTech International Ltd.	610,661	0.1
13,451		Heico Corp. - HEI	1,340,392	0.2
48,401		Honeywell International, Inc.	6,998,301	0.9
13,056	(1)	IAA, Inc.	503,570	0.1
8,900		IDEX Corp.	1,406,556	0.2
7,101		ITT, Inc.	417,113	0.0
12,915		Kansas City Southern	1,928,080	0.2
7,304		L3Harris Technologies, Inc.	1,239,270	0.2
4,815		Lockheed Martin Corp.	1,757,090	0.2
34,501		Masco Corp.	1,732,295	0.2
15,674		Norfolk Southern Corp.	2,751,884	0.4
62,473		nVent Electric PLC	1,170,119	0.1
3,341		Parker Hannifin Corp.	612,305	0.1
33,277		Regal Beloit Corp.	2,905,748	0.4
15,024		Republic Services, Inc.	1,232,719	0.2
8,661		Roper Technologies, Inc.	3,362,720	0.4
41,456		Trane Technologies PLC	3,688,755	0.5
28,397		Union Pacific Corp.	4,801,081	0.6
41,846		Waste Management, Inc.	4,431,910	0.6
			64,178,014	8.3

		Information Technology: 27.5%
17,911	(1)	Adobe, Inc.	7,796,837	1.0
36,062	(1)	Akamai Technologies, Inc.	3,861,880	0.5
50,199		Amdocs Ltd.	3,056,115	0.4
16,952	(1)	Anaplan, Inc.	768,095	0.1
108,281		Apple, Inc.	39,500,909	5.1
64,393		Applied Materials, Inc.	3,892,557	0.5
10,258	(1)	Atlassian Corp. PLC	1,849,210	0.2
5,545	(1)	Avalara, Inc.	737,984	0.1
16,174		Booz Allen Hamilton Holding Corp.	1,258,175	0.2
3,175		Broadcom, Inc.	1,002,062	0.1
9,653	(1)	CACI International, Inc.	2,093,543	0.3
61,981	(1)	Cadence Design Systems, Inc.	5,947,697	0.8
21,915		CDW Corp.	2,546,085	0.3
22,582	(1)	Ciena Corp.	1,223,041	0.2
181,084		Cisco Systems, Inc.	8,445,758	1.1
25,217		Cognizant Technology Solutions Corp.	1,432,830	0.2
21,280		Dolby Laboratories, Inc.	1,401,714	0.2
69,944	(1)	Dropbox, Inc.	1,522,681	0.2
18,482	(1)	Dynatrace, Inc.	750,369	0.1
13,787	(1)	Euronet Worldwide, Inc.	1,321,070	0.2

See Accompanying Notes to Financial Statements

Voya Index Plus LargeCap Portfolio	PORTFOLIO OF INVESTMENTS
As of June 30, 2020 (Unaudited) (continued)

18,392	(1)	F5 Networks, Inc.	2,565,316	0.3
15,381	(1)	Fortinet, Inc.	2,111,350	0.3
23,592	(1)	GoDaddy, Inc.	1,730,001	0.2
1,776	(1)	HubSpot, Inc.	398,446	0.1
112,614		Intel Corp.	6,737,696	0.9
19,113		Intuit, Inc.	5,661,079	0.7
9,531		KLA Corp.	1,853,589	0.2
14,646		Lam Research Corp.	4,737,395	0.6
8,912		Mastercard, Inc. - Class A	2,635,278	0.3
209,947		Microsoft Corp.	42,726,314	5.5
29,248		National Instruments Corp.	1,132,190	0.1
19,854		NetApp, Inc.	880,922	0.1
5,487	(1)	New Relic, Inc.	378,054	0.0
16,550		Nvidia Corp.	6,287,511	0.8
3,169	(1)	Palo Alto Networks, Inc.	727,824	0.1
49,188	(1)	PayPal Holdings, Inc.	8,570,025	1.1
34,297		Perspecta, Inc.	796,719	0.1
13,999	(1)	Proofpoint, Inc.	1,555,569	0.2
100,683	(1)	Pure Storage, Inc. - Class A	1,744,836	0.2
61,440		Qualcomm, Inc.	5,603,942	0.7
12,281	(1)	Qualys, Inc.	1,277,470	0.2
10,767	(1)	Salesforce.com, Inc.	2,016,982	0.3
9,752	(1)	Semtech Corp.	509,249	0.1
11,632	(1)	Silicon Laboratories, Inc.	1,166,341	0.2
24,751	(1),(2)	Slack Technologies, Inc.	769,509	0.1
140,469		Switch, Inc.	2,503,158	0.3
18,627	(1)	Synopsys, Inc.	3,632,265	0.5
13,823		Teradyne, Inc.	1,168,182	0.2
20,158		Texas Instruments, Inc.	2,559,461	0.3
5,394	(1)	VeriSign, Inc.	1,115,641	0.1
24,972		Visa, Inc. - Class A	4,823,841	0.6
13,804	(1)	VMware, Inc.	2,137,687	0.3
			212,922,454	27.5

		Materials: 2.1%
8,937		Air Products & Chemicals, Inc.	2,157,928	0.3
37,147		Celanese Corp. - Series A	3,207,272	0.4
42,611		Commercial Metals Co.	869,264	0.1
33,777		Domtar Corp.	713,033	0.1
5,509		Eastman Chemical Co.	383,647	0.0
2,725		NewMarket Corp.	1,091,308	0.1
6,867		Newmont Corp.	423,969	0.1
25,395		Nucor Corp.	1,051,607	0.1
12,875		Packaging Corp. of America	1,284,925	0.2
37,645		PolyOne Corp.	987,428	0.1
14,417		Reliance Steel & Aluminum Co.	1,368,606	0.2
47,588		Silgan Holdings, Inc.	1,541,375	0.2
48,780		Steel Dynamics, Inc.	1,272,670	0.2
			16,353,032	2.1

		Real Estate: 2.9%
10,012		American Tower Corp.	2,588,502	0.3
29,159		Boston Properties, Inc.	2,635,390	0.3
58,753	(1)	CBRE Group, Inc.	2,656,811	0.3
98,383		CoreCivic, Inc.	920,865	0.1
70,407		Corporate Office Properties Trust SBI MD	1,784,113	0.2
72,442		Douglas Emmett, Inc.	2,221,072	0.3
6,441		Essex Property Trust, Inc.	1,476,084	0.2
215	(1)	Gaming and Leisure Properties, Inc.	8,227	0.0
14,545		Healthpeak Properties, Inc.	400,860	0.1
53,636		Highwoods Properties, Inc.	2,002,232	0.3
22,427		Hudson Pacific Properties, Inc.	564,263	0.1
25,310		Life Storage, Inc.	2,403,185	0.3
23,896		Outfront Media, Inc.	338,606	0.1
20,008		ProLogis, Inc.	1,867,347	0.2
17,029		VICI Properties, Inc.	343,816	0.1
			22,211,373	2.9

		Utilities: 3.0%
213,084		AES Corp.	3,087,587	0.4
15,568		American Water Works Co., Inc.	2,002,979	0.3
20,817		Black Hills Corp.	1,179,491	0.1
35,291		Duke Energy Corp.	2,819,398	0.4
48,383		Evergy, Inc.	2,868,628	0.4
10,200		Exelon Corp.	370,158	0.0
49,069		NorthWestern Corp.	2,675,242	0.3
51,043		PNM Resources, Inc.	1,962,093	0.3
74,411		PPL Corp.	1,922,780	0.2
19,265		Sempra Energy	2,258,436	0.3
106,483		Vistra Energy Corp.	1,982,714	0.3
			23,129,506	3.0

	Total Common Stock
	(Cost $636,878,201)		767,012,273	99.1

RIGHTS: 0.0%
		Health Care: 0.0%
27,137	(1)	Bristol-Myers Squibb Co.	97,151	0.0

	Total Rights
	(Cost $62,415)		97,151	0.0

	Total Long-Term Investments
	(Cost $636,940,616)		767,109,424	99.1

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.9%
		Repurchase Agreements: 0.1%
771,959	(3)	RBC Dominion Securities Inc., Repurchase Agreement dated 06/30/20, 0.09%, due 07/01/20 (Repurchase Amount $771,961, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $787,398, due 07/31/20-07/01/50)
		(Cost $771,959)	771,959	0.1

See Accompanying Notes to Financial Statements

Voya Index Plus LargeCap Portfolio	PORTFOLIO OF INVESTMENTS
As of June 30, 2020 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.8%
6,104,000	(4) Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.150%
	(Cost $6,104,000)	6,104,000	0.8

	Total Short-Term Investments
	(Cost $6,875,959)	6,875,959	0.9

	Total Investments in Securities (Cost $643,816,575)	$ 773,985,383	100.0
	Liabilities in Excess of Other Assets	(143,383)	–
	Net Assets	$ 773,842,000	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of June 30, 2020.

See Accompanying Notes to Financial Statements

Voya Index Plus MidCap Portfolio	PORTFOLIO OF INVESTMENTS
As of June 30, 2020 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.4%
		Communication Services: 1.9%
29,827	(1)	Altice USA, Inc.	$ 672,301	0.2
35,813	(1)	AMC Networks, Inc.	837,666	0.2
999		Cable One, Inc.	1,773,075	0.4
24,943		Fox Corp. - Class A	668,971	0.2
10,912		Interpublic Group of Cos., Inc.	187,250	0.0
21,058	(1)	Liberty Global PLC - Class A	460,328	0.1
28,867	(1),(2)	Lions Gate Entertainment Corp. - Class A	213,905	0.0
25,375		New York Times Co.	1,066,511	0.2
56,189		Telephone & Data Systems, Inc.	1,117,037	0.3
54,306	(1)	Yelp, Inc.	1,256,098	0.3
			8,253,142	1.9

		Consumer Discretionary: 13.6%
30,983		Aarons, Inc.	1,406,628	0.3
30,675	(1)	Adtalem Global Education, Inc.	955,526	0.2
75,389	(2)	American Eagle Outfitters, Inc.	821,740	0.2
680	(1)	Autozone, Inc.	767,122	0.2
19,769		BorgWarner, Inc.	697,846	0.2
35,911		Boyd Gaming Corp.	750,540	0.2
15,169		Brunswick Corp.	970,968	0.2
39,452	(1)	Caesars Entertainment Corp.	478,553	0.1
6,348		Carter's, Inc.	512,284	0.1
133,158		Dana, Inc.	1,623,196	0.4
16,533	(1)	Deckers Outdoor Corp.	3,246,916	0.8
39,690		Dick's Sporting Goods, Inc.	1,637,609	0.4
3,648		Domino's Pizza, Inc.	1,347,717	0.3
13,673		Dunkin Brands Group, Inc.	891,890	0.2
22,326	(1),(2)	Eldorado Resorts, Inc.	894,380	0.2
36,529	(1)	Etsy, Inc.	3,880,476	0.9
59,915		Extended Stay America, Inc.	670,449	0.2
5,211	(1)	Five Below, Inc.	557,108	0.1
22,455		Foot Locker, Inc.	654,788	0.2
116,473		Gentex Corp.	3,001,509	0.7
11,565	(1)	Grand Canyon Education, Inc.	1,046,979	0.2
12,617	(1)	GrubHub, Inc.	886,975	0.2
4,374	(1)	Helen of Troy Ltd.	824,761	0.2
12,800		Jack in the Box, Inc.	948,352	0.2
67,374		KB Home	2,067,034	0.5
9,476		Kohl's Corp.	196,817	0.0
8,544		Lear Corp.	931,467	0.2
4,991		Lennar Corp. - Class A	307,545	0.1
21,405	(1)	Mattel, Inc.	206,986	0.0
11,579		MGM Resorts International	194,527	0.0
336	(1)	NVR, Inc.	1,094,940	0.3
6,940	(1)	Ollie's Bargain Outlet Holdings, Inc.	677,691	0.2
41,301	(1)	Penn National Gaming, Inc.	1,261,333	0.3
8,089		Pool Corp.	2,199,156	0.5
19,916		Pulte Group, Inc.	677,741	0.2
7,378	(1),(2)	RH	1,836,384	0.4
46,708	(1)	Scientific Games Corp.	722,106	0.2
98,312		Service Corp. International	3,823,354	0.9
14,322		Six Flags Entertainment Corp.	275,126	0.1
60,145	(1)	Skechers USA, Inc.	1,887,350	0.4
80,860	(1)	Taylor Morrison Home Corp.	1,559,789	0.4
5,673	(1)	Tempur Sealy International, Inc.	408,172	0.1
6,131		Texas Roadhouse, Inc.	322,307	0.1
11,418		Thor Industries, Inc.	1,216,360	0.3
2,799		Tractor Supply Co.	368,880	0.1
101,549	(1)	TRI Pointe Group, Inc.	1,491,755	0.4
1,138	(1)	Ulta Beauty, Inc.	231,492	0.1
12,461	(1)	Urban Outfitters, Inc.	189,656	0.0
65,468	(2)	Wendy's Company	1,425,893	0.3
16,734		Williams-Sonoma, Inc.	1,372,355	0.3
52,774		Wyndham Destinations, Inc.	1,487,171	0.3
			57,907,699	13.6

		Consumer Staples: 3.4%
65,115	(1)	BJ's Wholesale Club Holdings, Inc.	2,426,836	0.6
72,066		Flowers Foods, Inc.	1,611,396	0.4
6,193		Hershey Co.	802,737	0.2
33,098		Ingredion, Inc.	2,747,134	0.6
5,677		Lancaster Colony Corp.	879,878	0.2
26,522		Nu Skin Enterprises, Inc.	1,013,936	0.2
29,886	(1)	Pilgrim's Pride Corp.	504,775	0.1
19,690	(1)	Post Holdings, Inc.	1,725,238	0.4
74,694	(1)	Sprouts Farmers Market, Inc.	1,911,419	0.5
13,317		Tyson Foods, Inc.	795,158	0.2
			14,418,507	3.4

		Energy: 1.5%
47,855	(1)	ChampionX Corp.	467,065	0.1
7,248		Cimarex Energy Co.	199,248	0.1
79,526		EQT Corp.	946,359	0.2
74,530		Equitrans Midstream Corp.	619,344	0.1
21,084		Noble Energy, Inc.	188,913	0.0
22,977		PBF Energy, Inc.	235,284	0.1
4,305		Pioneer Natural Resources Co.	420,598	0.1
26,999		Williams Cos., Inc.	513,521	0.1
46,120		World Fuel Services Corp.	1,188,051	0.3
238,531	(1)	WPX Energy, Inc.	1,521,828	0.4
			6,300,211	1.5

		Financials: 14.7%
831		Alleghany Corp.	406,475	0.1
35,529		Ally Financial, Inc.	704,540	0.2
7,358		American Financial Group, Inc.	466,939	0.1
11,983		Ameriprise Financial, Inc.	1,797,929	0.4
22,198		Bank of Hawaii Corp.	1,363,179	0.3
53,765		Bank OZK	1,261,865	0.3

See Accompanying Notes to Financial Statements

Voya Index Plus MidCap Portfolio	PORTFOLIO OF INVESTMENTS
As of June 30, 2020 (Unaudited) (continued)

53,941	(1)	Brighthouse Financial, Inc.	1,500,639	0.4
13,863		Brown & Brown, Inc.	565,056	0.1
65,638		Cathay General Bancorp.	1,726,279	0.4
28,172		CIT Group, Inc.	584,006	0.1
44,956		Citizens Financial Group, Inc.	1,134,689	0.3
49,010		CNO Financial Group, Inc.	763,086	0.2
73,871		East West Bancorp, Inc.	2,677,085	0.6
27,317		Essent Group Ltd.	990,788	0.2
31,403		Evercore, Inc.	1,850,265	0.4
6,859		Factset Research Systems, Inc.	2,252,976	0.5
48,010		Fifth Third Bancorp	925,633	0.2
38,748		First American Financial Corp.	1,860,679	0.4
1,236		First Citizens BancShares, Inc.	500,605	0.1
46,014		First Horizon National Corp.	458,299	0.1
4,943		Globe Life, Inc.	366,919	0.1
36,548		Hancock Whitney Corp.	774,818	0.2
27,291		Hanover Insurance Group, Inc.	2,765,397	0.6
28,891		Hartford Financial Services Group, Inc.	1,113,748	0.3
68,412		International Bancshares Corp.	2,190,552	0.5
2,916		Kemper Corp.	211,468	0.1
16,405		LPL Financial Holdings, Inc.	1,286,152	0.3
121,391		MGIC Investment Corp.	994,192	0.2
6,330		Nasdaq, Inc.	756,245	0.2
140,780		Navient Corp.	989,683	0.2
179,085		Old Republic International Corp.	2,920,876	0.7
30,911		Popular, Inc.	1,148,962	0.3
26,365		Primerica, Inc.	3,074,159	0.7
3,433		Prosperity Bancshares, Inc.	203,852	0.1
26,089		Reinsurance Group of America, Inc.	2,046,421	0.5
2,554		RenaissanceRe Holdings Ltd.	436,811	0.1
56,013		SEI Investments Co.	3,079,595	0.7
9,655		Selective Insurance Group	509,205	0.1
24,735		Signature Bank	2,644,666	0.6
221,979		SLM Corp.	1,560,512	0.4
12,186		State Street Corp.	774,420	0.2
35,581		Sterling Bancorp	417,009	0.1
40,271		Stifel Financial Corp.	1,910,053	0.5
35,988		Synchrony Financial	797,494	0.2
87,632		Synovus Financial Corp.	1,799,085	0.4
17,152		UMB Financial Corp.	884,186	0.2
35,839		Unum Group	594,569	0.1
50,849		Webster Financial Corp.	1,454,790	0.3
7,861		Wintrust Financial Corp.	342,897	0.1
33,987		Zions Bancorp NA	1,155,558	0.3
			62,995,306	14.7

		Health Care: 10.9%
1,767	(1)	Alexion Pharmaceuticals, Inc.	198,328	0.0
1,035	(1)	Align Technology, Inc.	284,045	0.1
19,040	(1)	Alkermes PLC	369,471	0.1
15,499	(1)	Amedisys, Inc.	3,077,171	0.7
6,688	(1)	Arrowhead Pharmaceuticals, Inc.	288,855	0.1
2,978	(1)	Bio-Rad Laboratories, Inc.	1,344,537	0.3
5,743		Bio-Techne Corp.	1,516,554	0.4
22,342		Bruker Corp.	908,873	0.2
11,163	(1)	Catalent, Inc.	818,248	0.2
21,789	(1)	Charles River Laboratories International, Inc.	3,798,912	0.9
8,671		Chemed Corp.	3,911,228	0.9
11,534		Encompass Health Corp.	714,301	0.2
109,247	(1)	Exelixis, Inc.	2,593,524	0.6
16,043	(1)	Globus Medical, Inc.	765,412	0.2
21,953	(1)	Haemonetics Corp.	1,966,111	0.5
5,805	(1)	HealthEquity, Inc.	340,579	0.1
15,458		Hill-Rom Holdings, Inc.	1,696,979	0.4
5,681	(1)	Incyte Corp., Ltd.	590,654	0.1
20,992	(1)	Masimo Corp.	4,785,966	1.1
21,079	(1)	Molina Healthcare, Inc.	3,751,640	0.9
3,328	(1)	Novocure Ltd.	197,350	0.0
3,622	(1)	NuVasive, Inc.	201,601	0.0
22,879	(1)	PRA Health Sciences, Inc.	2,225,898	0.5
34,563	(1)	Prestige Consumer Healthcare, Inc.	1,298,186	0.3
7,740	(1)	Quidel Corp.	1,731,748	0.4
11,685	(1)	Repligen Corp.	1,444,383	0.3
18,319	(1)	Syneos Health, Inc.	1,067,082	0.2
2,329	(1)	Tandem Diabetes Care, Inc.	230,385	0.1
48,777	(1)	Tenet Healthcare Corp.	883,351	0.2
10,475	(1)	United Therapeutics Corp.	1,267,475	0.3
7,282	(1)	Veeva Systems, Inc.	1,707,046	0.4
2,914		West Pharmaceutical Services, Inc.	661,973	0.2
			46,637,866	10.9

		Industrials: 16.3%
19,510		Acuity Brands, Inc.	1,867,887	0.4
29,565	(1)	AECOM	1,111,053	0.3
19,575		AGCO Corp.	1,085,630	0.2
33,459		Allison Transmission Holdings, Inc.	1,230,622	0.3
13,195		Ametek, Inc.	1,179,237	0.3
6,019		AO Smith Corp.	283,615	0.1
7,561		Armstrong World Industries, Inc.	589,456	0.1
28,295	(1)	ASGN, Inc.	1,886,711	0.4
8,357	(1)	Axon Enterprise, Inc.	820,072	0.2
7,796		Brink's Co.	354,796	0.1
21,180		Carlisle Cos., Inc.	2,534,611	0.6
10,214	(1)	Copart, Inc.	850,520	0.2
1,078	(1)	CoStar Group, Inc.	766,102	0.2
40,422		Crane Co.	2,403,492	0.6
24,718		Curtiss-Wright Corp.	2,206,823	0.5
38,614		Deluxe Corp.	908,974	0.2
39,432		EMCOR Group, Inc.	2,608,033	0.6
9,478	(1)	FTI Consulting, Inc.	1,085,705	0.3
6,375	(1)	Generac Holdings, Inc.	777,304	0.2
14,153		Graco, Inc.	679,203	0.2
59,581		GrafTech International Ltd.	475,456	0.1
2,245		Heico Corp. - HEI	223,714	0.0
61,749		Herman Miller, Inc.	1,457,894	0.3
15,299		HNI Corp.	467,690	0.1
20,655		Hubbell, Inc.	2,589,311	0.6
15,903	(1)	IAA, Inc.	613,379	0.1

See Accompanying Notes to Financial Statements

Voya Index Plus MidCap Portfolio	PORTFOLIO OF INVESTMENTS
As of June 30, 2020 (Unaudited) (continued)

9,628		IDEX Corp.	1,521,609	0.4
6,647		Insperity, Inc.	430,260	0.1
51,038		ITT, Inc.	2,997,972	0.7
30,649	(1)	JetBlue Airways Corp.	334,074	0.1
4,745		Kansas City Southern	708,381	0.2
16,394		Knight-Swift Transportation Holdings, Inc.	683,794	0.2
2,656		Lennox International, Inc.	618,821	0.1
16,954		Manpowergroup, Inc.	1,165,588	0.3
8,000		Masco Corp.	401,680	0.1
27,688	(1)	Mastec, Inc.	1,242,361	0.3
3,832	(1)	Mercury Systems, Inc.	301,425	0.1
12,231	(1)	Middleby Corp.	965,515	0.2
9,551		MSA Safety, Inc.	1,093,016	0.3
31,224		MSC Industrial Direct Co.	2,273,419	0.5
10,267		Nordson Corp.	1,947,753	0.5
89,199		nVent Electric PLC	1,670,697	0.4
10,380		Old Dominion Freight Line	1,760,344	0.4
21,394		Owens Corning, Inc.	1,192,929	0.3
31,378		Regal Beloit Corp.	2,739,927	0.6
7,517		Republic Services, Inc.	616,770	0.1
10,137		Ryder System, Inc.	380,239	0.1
26,125		Schneider National, Inc.	644,504	0.1
2,579	(1)	Teledyne Technologies, Inc.	801,940	0.2
21,438		Tetra Tech, Inc.	1,696,175	0.4
53,090		Timken Co.	2,415,064	0.6
20,786		Toro Co.	1,378,943	0.3
17,863		Trane Technologies PLC	1,589,450	0.4
5,536		TransUnion	481,853	0.1
4,312	(1)	Trex Co., Inc.	560,862	0.1
22,691	(1)	Univar Solutions, Inc.	382,570	0.1
2,070		Valmont Industries, Inc.	235,193	0.1
52,878		Werner Enterprises, Inc.	2,301,779	0.5
2,707		Woodward, Inc.	209,928	0.0
12,556	(1)	XPO Logistics, Inc.	969,951	0.2
			69,772,076	16.3

		Information Technology: 16.2%
5,400		Alliance Data Systems Corp.	243,648	0.1
12,582		Amdocs Ltd.	765,992	0.2
6,348	(1)	Anaplan, Inc.	287,628	0.1
39,441	(1)	Arrow Electronics, Inc.	2,709,202	0.6
1,695	(1)	Avalara, Inc.	225,588	0.0
42,123		Avnet, Inc.	1,174,600	0.3
35,981		Belden, Inc.	1,171,182	0.3
7,174		Booz Allen Hamilton Holding Corp.	558,066	0.1
11,350	(1)	CACI International, Inc.	2,461,588	0.6
21,654	(1)	Cadence Design Systems, Inc.	2,077,918	0.5
14,379		CDK Global, Inc.	595,578	0.1
11,444		CDW Corp.	1,329,564	0.3
2,875	(1)	Ceridian HCM Holding, Inc.	227,901	0.0
62,022	(1)	Ciena Corp.	3,359,112	0.8
43,037	(1)	Cirrus Logic, Inc.	2,658,826	0.6
14,076		Cognex Corp.	840,619	0.2
24,805	(1)	Commvault Systems, Inc.	959,954	0.2
3,718	(1)	Cree, Inc.	220,068	0.0
11,614		Dolby Laboratories, Inc.	765,014	0.2
31,785	(1)	Dropbox, Inc.	691,959	0.2
13,435	(1)	Dynatrace, Inc.	545,461	0.1
7,442	(1)	Enphase Energy, Inc.	354,016	0.1
4,042	(1)	Euronet Worldwide, Inc.	387,304	0.1
6,068	(1)	F5 Networks, Inc.	846,365	0.2
6,198	(1)	Fair Isaac Corp.	2,591,012	0.6
4,417	(1)	Fortinet, Inc.	606,322	0.1
7,301	(1)	GoDaddy, Inc.	535,382	0.1
14,074	(1)	II-VI, Inc.	664,574	0.2
11,889		j2 Global, Inc.	751,504	0.2
55,590		Jabil, Inc.	1,783,327	0.4
77,075		KBR, Inc.	1,738,041	0.4
1,092		KLA Corp.	212,372	0.0
7,476	(1)	LiveRamp Holdings, Inc.	317,506	0.1
25,279	(1)	Lumentum Holdings, Inc.	2,058,469	0.5
18,300		MAXIMUS, Inc.	1,289,235	0.3
15,255		MKS Instruments, Inc.	1,727,476	0.4
3,905		Monolithic Power Systems, Inc.	925,485	0.2
66,847		National Instruments Corp.	2,587,647	0.6
5,758		NetApp, Inc.	255,482	0.1
5,174	(1)	Paylocity Holding Corp.	754,835	0.2
53,903		Perspecta, Inc.	1,252,167	0.3
4,506	(1)	Proofpoint, Inc.	500,707	0.1
2,978	(1)	PTC, Inc.	231,659	0.1
44,366	(1)	Pure Storage, Inc. - Class A	768,863	0.2
15,699	(1)	Qualys, Inc.	1,633,010	0.4
11,959		Science Applications International Corp.	928,975	0.2
37,847	(1)	Semtech Corp.	1,976,370	0.5
22,031	(1)	Silicon Laboratories, Inc.	2,209,048	0.5
11,205	(1),(2)	Slack Technologies, Inc.	348,363	0.1
11,709	(1)	SolarEdge Technologies, Inc.	1,624,975	0.4
56,778		Switch, Inc.	1,011,784	0.2
13,442	(1)	Synaptics, Inc.	808,133	0.2
5,507		SYNNEX Corp.	659,573	0.2
3,985	(1)	Synopsys, Inc.	777,075	0 .2
56,750		Teradyne, Inc.	4,795,943	1.1
43,395	(1)	Trimble, Inc.	1,874,230	0.4
8,977		Universal Display Corp.	1,343,139	0.3
14,019		Vishay Intertechnology, Inc.	214,070	0.0
12,929	(1)	WEX, Inc.	2,133,414	0.5
			69,347,320	16.2

		Materials: 6.0%
25,837	(1)	Allegheny Technologies, Inc.	263,279	0.1
1,887		Aptargroup, Inc.	211,306	0.0
20,926		Cabot Corp.	775,308	0.2
8,606		Celanese Corp. - Series A	743,042	0.2
55,289		Chemours Co.	848,686	0.2
56,396		Commercial Metals Co.	1,150,479	0.3
46,494		Domtar Corp.	981,488	0.2
21,027		Greif, Inc. - Class A	723,539	0.2
33,534		Huntsman Corp.	602,606	0.1
14,661	(1)	Ingevity Corp.	770,729	0.2
11,625		Louisiana-Pacific Corp.	298,181	0.1
24,919		Minerals Technologies, Inc.	1,169,449	0.3
1,961		NewMarket Corp.	785,341	0.2
8,194		Packaging Corp. of America	817,761	0.2
76,416		PolyOne Corp.	2,004,392	0.5

See Accompanying Notes to Financial Statements

Voya Index Plus MidCap Portfolio	PORTFOLIO OF INVESTMENTS
As of June 30, 2020 (Unaudited) (continued)

26,459		Reliance Steel & Aluminum Co.	2,511,753	0.6
15,299		Royal Gold, Inc.	1,901,972	0.4
7,959		RPM International, Inc.	597,403	0.1
5,160		Scotts Miracle-Gro Co.	693,865	0.2
23,501		Sensient Technologies Corp.	1,225,812	0.3
33,971		Silgan Holdings, Inc.	1,100,321	0.2
37,401		Sonoco Products Co.	1,955,698	0.4
112,799		Steel Dynamics, Inc.	2,942,926	0.7
18,915		Valvoline, Inc.	365,627	0.1
			25,440,963	6 .0

		Real Estate: 9.6%
46,967		American Campus Communities, Inc.	1,641,966	0.4
8,620		Boston Properties, Inc.	779,075	0.2
98,658		Brixmor Property Group, Inc.	1,264,795	0.3
38,496		Camden Property Trust	3,511,605	0.8
26,291	(1)	CBRE Group, Inc.	1,188,879	0.3
116,449		CoreCivic, Inc.	1,089,963	0.3
73,781		Corporate Office Properties Trust SBI MD	1,869,610	0.4
85,506		Cousins Properties, Inc.	2,550,644	0.6
8,963		CyrusOne, Inc.	652,058	0.2
84,995		Douglas Emmett, Inc.	2,605,947	0.6
21,568		EastGroup Properties, Inc.	2,558,180	0.6
830		Essex Property Trust, Inc.	190,211	0.0
57,945		First Industrial Realty Trust, Inc.	2,227,406	0.5
57,307		Geo Group, Inc./The	677,942	0.2
72,194		Highwoods Properties, Inc.	2,695,002	0.6
73,717		Hudson Pacific Properties, Inc.	1,854,720	0.4
18,160		Jones Lang LaSalle, Inc.	1,878,834	0.4
16,850		Kilroy Realty Corp.	989,095	0.2
26,619		Lamar Advertising Co.	1,777,084	0.4
23,880		Life Storage, Inc.	2,267,406	0.5
36,565		Medical Properties Trust, Inc.	687,422	0.2
12,668		National Retail Properties, Inc.	449,461	0.1
17,379		Omega Healthcare Investors, Inc.	516,678	0.1
41,820		Outfront Media, Inc.	592,589	0.1
39,415		Paramount Group, Inc.	303,890	0.1
40,684		Physicians Realty Trust	712,784	0.2
12,481		PotlatchDeltic Corp.	474,652	0.1
12,689		PS Business Parks, Inc.	1,680,024	0.4
117,956		Service Properties Trust	836,308	0.2
6,416		Spirit Realty Capital, Inc.	223,662	0.1
9,379		VICI Properties, Inc.	189,362	0.0
11,391		Weingarten Realty Investors	215,632	0.1
			41,152,886	9.6

		Utilities: 4.3%
54,260		AES Corp.	786,227	0.2
8,525		American Water Works Co., Inc.	1,096,826	0.3
36,179		Black Hills Corp.	2,049,902	0.5
26,248		Essential Utilities, Inc.	1,108,716	0.3
7,282		Evergy, Inc.	431,750	0.1
6,974		Idacorp, Inc.	609,318	0.1
28,317		MDU Resources Group, Inc.	628,071	0.1
43,309		NorthWestern Corp.	2,361,207	0.6
62,991		OGE Energy Corp.	1,912,407	0.4
57,656		PNM Resources, Inc.	2,216,297	0.5
21,777		Southwest Gas Holdings, Inc.	1,503,702	0.4
28,819		Spire, Inc.	1,893,696	0.4
29,200		UGI Corp.	928,560	0.2
49,571		Vistra Energy Corp.	923,012	0.2
			18,449,691	4.3

	Total Common Stock
	(Cost $427,394,369)		420,675,667	98.4

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.4%
		Repurchase Agreements: 1.0%
1,000,000	(3)	Citigroup, Inc., Repurchase Agreement dated 06/30/20, 0.09%, due 07/01/20 (Repurchase Amount $1,000,002, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.500%-7.500%, Market Value plus accrued interest $1,020,000, due 07/31/21-05/20/70)	1,000,000	0.2
187,449	(3)	Deutsche Bank Securities Inc., Repurchase Agreement dated 06/30/20, 0.07%, due 07/01/20 (Repurchase Amount $187,449, collateralized by various U.S. Government Securities, 0.500%, Market Value plus accrued interest $191,198, due 06/30/27)	187,449	0.1
1,000,000	(3)	HSBC Securities USA, Repurchase Agreement dated 06/30/20, 0.08%, due 07/01/20 (Repurchase Amount $1,000,002, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-4.500%, Market Value plus accrued interest $1,020,000, due 05/15/44-03/20/50)	1,000,000	0.2

See Accompanying Notes to Financial Statements

Voya Index Plus MidCap Portfolio	PORTFOLIO OF INVESTMENTS
As of June 30, 2020 (Unaudited) (continued)

1,000,000	(3) MUFG Securities America Inc., Repurchase Agreement dated 06/30/20, 0.09%, due 07/01/20 (Repurchase Amount $1,000,002, collateralized by various U.S. Government Agency Obligations, 2.500%-8.000%, Market Value plus accrued interest $1,020,000, due 08/01/23-07/01/50)	1,000,000	0.3
1,000,000	(3) RBC Dominion Securities Inc., Repurchase Agreement dated 06/30/20, 0.09%, due 07/01/20 (Repurchase Amount $1,000,002, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $1,020,000, due 07/31/20-07/01/50)	1,000,000	0.2

	Total Repurchase Agreements
	(Cost $4,187,449)	4,187,449	1.0

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.4%
6,253,000	(4) Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.150%
	(Cost $6,253,000)	6,253,000	1.4

	Total Short-Term Investments
	(Cost $10,440,449)	10,440,449	2.4

	Total Investments in Securities (Cost $437,834,818)	$ 431,116,116	100.8
	Liabilities in Excess of Other Assets	(3,259,409)	(0.8)
	Net Assets	$ 427,856,707	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of June 30, 2020.

See Accompanying Notes to Financial Statements

Voya Index Plus SmallCap Portfolio	PORTFOLIO OF INVESTMENTS
AS OF June 30, 2020 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.2%
		Communication Services: 2.7%
36,336		Alaska Communications Systems Group, Inc.	$ 101,377	0.1
7,065	(1)	Boston Omaha Corp.	113,040	0.1
19,359		Cogent Communications Holdings, Inc.	1,497,612	0.8
21,639	(1)	Glu Mobile, Inc.	200,594	0.1
14,594	(1)	Gray Television, Inc.	203,586	0.1
42,708	(1)	Iridium Communications, Inc.	1,086,491	0.6
10,547	(1)	Liberty Latin America Ltd.	99,564	0.0
20,303		Marcus Corp.	269,421	0.1
11,516		Meredith Corp.	167,558	0.1
22,632	(1)	QuinStreet, Inc.	236,731	0.1
6,447		Scholastic Corp.	193,023	0.1
2,003		Shenandoah Telecommunications Co.	98,728	0.0
7,377	(2)	Sinclair Broadcast Group, Inc.	136,179	0.1
9,830	(1)	TechTarget, Inc.	295,195	0.2
43,975	(1)	Vonage Holdings Corp.	442,388	0.2
3,666	(1)	Yelp, Inc.	84,795	0.0
			5,226,282	2.7

		Consumer Discretionary: 14.3%
54,279	(1)	American Axle & Manufacturing Holdings, Inc.	412,520	0.2
3,281	(1)	America's Car-Mart, Inc.	288,302	0.1
8,570	(1)	Asbury Automotive Group, Inc.	662,718	0.3
14,463	(1)	Beazer Homes USA, Inc.	145,642	0.1
11,502	(2)	Bed Bath & Beyond, Inc.	121,921	0.1
5,286		Big Lots, Inc.	222,012	0.1
10,194		BJ's Restaurants, Inc.	213,462	0.1
15,102		Bloomin Brands, Inc.	160,987	0.1
15,775	(1)	Boot Barn Holdings, Inc.	340,109	0.2
19,232		Callaway Golf Co.	336,752	0.2
9,375	(1)	Capri Holdings Ltd.	146,531	0.1
11,025		Carriage Services, Inc.	199,773	0.1
1,942	(1)	Cavco Industries, Inc.	374,515	0.2
9,115		Clarus Corp.	105,551	0.1
19,824	(1),(2)	Conn's, Inc.	200,024	0.1
17,295		Cooper Tire & Rubber Co.	477,515	0.2
26,529		Core-Mark Holding Co., Inc.	662,031	0.3
19,106	(1)	CROCS, Inc.	703,483	0.4
37,424		Dana, Inc.	456,199	0.2
5,833	(2)	Dave & Buster's Entertainment, Inc.	77,754	0.0
3,320	(1)	Deckers Outdoor Corp.	652,015	0.3
12,178		Designer Brands, Inc.	82,445	0.0
4,113		Dine Brands Global, Inc.	173,157	0.1
4,184	(1)	Dorman Products, Inc.	280,621	0.1
7,948		Escalade, Inc.	110,954	0.1
6,591		Ethan Allen Interiors, Inc.	77,972	0.0
13,507		Extended Stay America, Inc.	151,143	0.1
9,831	(1)	Fox Factory Holding Corp.	812,139	0.4
27,045	(1)	Garrett Motion, Inc.	149,829	0.1
14,838	(1)	Genesco, Inc.	321,391	0.2
3,756		Gentex Corp.	96,792	0.0
26,079	(1)	G-III Apparel Group Ltd.	346,590	0.2
8,052		Group 1 Automotive, Inc.	531,190	0.3
20,836	(1),(2)	GrowGeneration Corp.	142,518	0.1
3,973	(1),(2)	iRobot Corp.	333,335	0.2
10,594		Kontoor Brands, Inc.	188,679	0.1
26,542		La-Z-Boy, Inc.	718,227	0.4
6,437		LCI Industries	740,126	0.4
6,382		Lithia Motors, Inc.	965,788	0.5
12,817	(1)	Lumber Liquidators Holdings, Inc.	177,644	0.1
23,028	(1)	M/I Homes, Inc.	793,084	0.4
33,162	(2)	Macy's, Inc.	228,155	0.1
15,754	(1)	MarineMax, Inc.	352,732	0.2
19,098		MDC Holdings, Inc.	681,799	0.4
12,658	(1)	Meritage Homes Corp.	963,527	0.5
2,385		Nathan's Famous, Inc.	134,132	0.1
249,211		Office Depot, Inc.	585,646	0.3
58,767	(1)	Perdoceo Education Corp.	936,158	0.5
2,896	(2)	PetMed Express, Inc.	103,213	0.1
7,043		RCI Hospitality Holdings, Inc.	97,616	0.0
24,454		Rent-A-Center, Inc.	680,310	0.4
915	(1),(2)	RH	227,744	0.1
8,224	(1)	Scientific Games Corp.	127,143	0.1
2,150		Service Corp. International	83,614	0.0
4,396	(1),(2)	Shake Shack, Inc.	232,900	0.1
16,501	(2)	Shoe Carnival, Inc.	482,984	0.2
14,198		Signet Jewelers Ltd.	145,813	0.1
4,457	(1)	Sleep Number Corp.	185,590	0.1
4,594	(1)	Stamps.com, Inc.	843,872	0.4
3,267		Standard Motor Products, Inc.	134,600	0.1
34,155		Steven Madden Ltd.	843,287	0.4
6,826		Sturm Ruger & Co., Inc.	518,776	0.3
7,499	(1)	Taylor Morrison Home Corp.	144,656	0.1
14,471	(1)	TopBuild Corp.	1,646,366	0.9
6,719	(1)	TRI Pointe Group, Inc.	98,702	0.0
3,710	(1)	Universal Electronics, Inc.	173,702	0.1
9,515		Wingstop, Inc.	1,322,300	0.7
550		Winmark Corp.	94,182	0.0
7,758		Winnebago Industries	516,838	0.3
3,861	(1)	YETI Holdings, Inc.	164,981	0.1
18,644	(1)	Zumiez, Inc.	510,473	0.3
			27,415,251	14.3

		Consumer Staples: 3.7%
4,586		Calavo Growers, Inc.	288,505	0.1
18,646	(1)	Central Garden & Pet Co. - CENT	671,069	0.3
1,099		Coca-Cola Consolidated, Inc.	251,880	0.1
10,737		Fresh Del Monte Produce, Inc.	264,345	0.1
2,510		Ingles Markets, Inc.	108,106	0.1
7,411		Inter Parfums, Inc.	356,840	0.2
4,474		J&J Snack Foods Corp.	568,780	0.3
8,503		John B Sanfilippo & Son, Inc.	725,561	0.4
6,337	(2)	Medifast, Inc.	879,385	0.5
2,916	(1)	Seneca Foods Corp.	98,590	0.1
32,917		SpartanNash Co.	699,486	0.4

See Accompanying Notes to Financial Statements

Voya Index Plus SmallCap Portfolio	PORTFOLIO OF INVESTMENTS
As of June 30, 2020 (Unaudited) (continued)

6,796	(1)	United Natural Foods, Inc.	123,755	0.1
15,826		Universal Corp.	672,763	0.3
4,192	(1)	USANA Health Sciences, Inc.	307,819	0.2
73,152		Vector Group Ltd.	735,909	0.4
1,179		WD-40 Co.	233,796	0.1
			6,986,589	3.7

		Energy: 2.9%
5,429		Arch Resources, Inc.	154,238	0.1
24,365		Berry Corp.	117,683	0.1
161,852	(1),(2)	Callon Petroleum Co.	186,130	0.1
20,960	(1)	CONSOL Energy, Inc.	106,267	0.1
10,285	(1)	Dril-Quip, Inc.	306,390	0.2
35,992	(1)	Exterran Corp.	193,997	0.1
17,327	(2)	Green Plains, Inc.	176,995	0.1
61,247	(1)	Helix Energy Solutions Group, Inc.	212,527	0.1
28,941		Helmerich & Payne, Inc.	564,639	0.3
9,928	(1),(2)	Laredo Petroleum, Inc.	137,602	0.1
17,316	(1)	Matador Resources Co.	147,186	0.1
43,499	(1)	Matrix Service Co.	422,810	0.2
1,964		Nabors Industries Ltd.	72,707	0.0
49,866	(1)	Newpark Resources, Inc.	111,201	0.1
86,243	(1)	NexTier Oilfield Solutions, Inc.	211,295	0.1
13,980	(1)	Oceaneering International, Inc.	89,332	0.0
41,905	(1)	Oil States International, Inc.	199,049	0.1
23,165		Patterson-UTI Energy, Inc.	80,383	0.0
40,169	(1)	PDC Energy, Inc.	499,702	0.3
33,920		Peabody Energy Corp.	97,690	0.0
31,827	(1)	ProPetro Holding Corp.	163,591	0.1
72,783		QEP Resources, Inc.	93,890	0.0
35,198	(2)	Range Resources Corp.	198,165	0.1
3,773	(1)	SEACOR Holdings, Inc.	106,851	0.1
12,435		Solaris Oilfield Infrastructure, Inc.	92,268	0.0
159,342	(1)	Southwestern Energy Co.	407,916	0.2
8,536	(1)	Talos Energy, Inc.	78,531	0.0
25,655		US Silica Holdings, Inc.	92,615	0.0
52,275	(1)	W&T Offshore, Inc.	119,187	0.1
6,905		World Fuel Services Corp.	177,873	0.1
			5,618,710	2.9

		Financials: 15.0%
15,229		Amalgamated Bank	192,495	0.1
31,206		American Equity Investment Life Holding Co.	771,100	0.4
11,298		Amerisafe, Inc.	690,986	0.4
3,586		Artisan Partners Asset Management, Inc.	116,545	0.1
18,249	(1)	Axos Financial, Inc.	402,938	0.2
39,171	(1)	Bancorp, Inc.	383,876	0.2
20,199		Bank of NT Butterfield & Son Ltd.	492,654	0.3
3,224		Banner Corp.	122,512	0.1
14,171		Boston Private Financial Holdings, Inc.	97,496	0.1
4,055	(1)	Brighthouse Financial, Inc.	112,810	0.1
26,142		Brightsphere Investment Group, Inc.	325,729	0.2
40,603		Cadence BanCorp	359,743	0.2
93,405		Capstead Mortgage Corp.	512,793	0.3
35,767		Central Pacific Financial Corp.	573,345	0.3
6,779		Cohen & Steers, Inc.	461,311	0.2
12,069		Columbia Banking System, Inc.	342,096	0.2
9,382		Community Bank System, Inc.	534,962	0.3
41,167	(1)	Customers Bancorp, Inc.	494,827	0.3
16,800		CVB Financial Corp.	314,832	0.2
26,107		Dime Community Bancshares	358,449	0.2
19,601		Eagle Bancorp, Inc.	641,933	0.3
6,027	(1)	eHealth, Inc.	592,092	0.3
7,377	(1),(2)	Encore Capital Group, Inc.	252,146	0.1
5,616	(1)	Esquire Financial Holdings, Inc.	94,910	0.0
6,771		Essent Group Ltd.	245,584	0.1
7,329		Federal Agricultural Mortgage Corp.	469,129	0.2
9,680		Financial Institutions, Inc.	180,145	0.1
142,871		First BanCorp. Puerto Rico	798,649	0.4
46,206		First Commonwealth Financial Corp.	382,586	0.2
11,268		First of Long Island Corp.	184,119	0.1
33,055		Flagstar Bancorp, Inc.	972,809	0.5
6,805		Glacier Bancorp., Inc.	240,148	0.1
4,120		Great Southern Bancorp., Inc.	166,283	0.1
31,204		Great Western Bancorp, Inc.	429,367	0.2
2,412	(1)	Green Dot Corp.	118,381	0.1
28,150		Hanmi Financial Corp.	273,336	0.1
1,624		Hanover Insurance Group, Inc.	164,560	0.1
9,709		HCI Group, Inc.	448,362	0.2
10,635		Heritage Insurance Holdings, Inc.	139,212	0.1
5,173		Hilltop Holdings, Inc.	95,442	0.0
17,232		HomeStreet, Inc.	424,080	0.2
10,129		Hope Bancorp, Inc.	93,389	0.0
17,664		Horace Mann Educators Corp.	648,799	0.3
3,498		Houlihan Lokey, Inc.	194,629	0.1
5,824		Iberiabank Corp.	265,225	0.1
1,472		Independent Bank Corp.	98,756	0.1
22,773		Independent Bank Corp. Michigan	338,179	0.2
71,687	(2)	Invesco Mortgage Capital, Inc.	268,109	0.1
20,479		Investors Bancorp, Inc.	174,071	0.1
3,317		Kinsale Capital Group, Inc.	514,832	0.3
15,771		KKR Real Estate Finance Trust, Inc.	261,483	0.1
12,034		Ladder Capital Corp.	97,475	0.0
15,268		MGIC Investment Corp.	125,045	0.1
7,596		National General Holdings Corp.	164,150	0.1
20,480		Navient Corp.	143,974	0.1
224,363		New York Mortgage Trust, Inc.	585,587	0.3
37,307	(1)	NMI Holdings, Inc.	599,897	0.3
53,488		OFG Bancorp	715,135	0.4

See Accompanying Notes to Financial Statements

Voya Index Plus SmallCap Portfolio	PORTFOLIO OF INVESTMENTS
As of June 30, 2020 (Unaudited) (continued)

6,782		Old National Bancorp.	93,320	0.0
15,395		Oppenheimer Holdings, Inc.	335,457	0.2
21,481		Pacific Premier Bancorp, Inc.	465,708	0.2
5,548	(1)	Palomar Holdings, Inc.	475,796	0.2
8,494		Piper Sandler Cos	502,505	0.3
4,152		Popular, Inc.	154,330	0.1
15,676		Premier Financial Corp.	276,995	0.1
21,234		Provident Financial Services, Inc.	306,831	0.2
28,766		Radian Group, Inc.	446,161	0.2
2,212		Red River Bancshares, Inc.	97,085	0.0
17,859		Redwood Trust, Inc.	125,013	0.1
5,087	(1)	Regional Management Corp.	90,091	0.0
7,497		Safety Insurance Group, Inc.	571,721	0.3
30,745	(1)	Seacoast Banking Corp. of Florida	627,198	0.3
7,295		Simmons First National Corp.	124,817	0.1
7,559		South Plains Financial, Inc.	107,640	0.1
13,758		Stewart Information Services Corp.	447,273	0.2
6,068		Territorial Bancorp, Inc.	144,358	0.1
76,029		Trustco Bank Corp.	481,264	0.3
60,190		United Community Banks, Inc./GA	1,211,023	0.6
29,451		Universal Insurance Holdings, Inc.	522,755	0.3
13,559	(2)	Victory Capital Holdings, Inc.	233,079	0.1
12,725		Westamerica Bancorp.	730,670	0.4
			28,834,597	15.0

		Health Care: 13.0%
4,739	(1)	Acadia Pharmaceuticals, Inc.	229,699	0.1
2,336	(1)	Addus HomeCare Corp.	216,220	0.1
13,116	(1)	Allscripts Healthcare Solutions, Inc.	88,795	0.0
29,752	(1),(2)	AMAG Pharmaceuticals, Inc.	227,603	0.1
1,723	(1)	Amedisys, Inc.	342,084	0.2
12,518	(1)	Amicus Therapeutics, Inc.	188,771	0.1
15,745	(1)	AMN Healthcare Services, Inc.	712,304	0.4
10,058	(1)	Angiodynamics, Inc.	102,290	0.1
4,613	(1)	Anika Therapeutics, Inc.	174,049	0.1
8,227	(1)	AxoGen, Inc.	76,018	0.0
10,726	(1)	BioTelemetry, Inc.	484,708	0.3
17,182	(1)	Calithera Biosciences, Inc.	90,721	0.0
16,844	(1)	Cardiovascular Systems, Inc.	531,428	0.3
14,121	(1),(2)	Coherus Biosciences, Inc.	252,201	0.1
7,580		Computer Programs & Systems, Inc.	172,748	0.1
5,413		Conmed Corp.	389,682	0.2
22,532	(1)	Corcept Therapeutics, Inc.	378,988	0.2
10,053	(1)	Corvel Corp.	712,657	0.4
7,188	(1)	Covetrus, Inc.	128,593	0.1
37,320	(1)	Cross Country Healthcare, Inc.	229,891	0.1
10,254	(1)	Cutera, Inc.	124,791	0.1
3,568	(1)	Eagle Pharmaceuticals, Inc./DE	171,193	0.1
7,557	(1)	Electromed, Inc.	116,302	0.1
14,823	(1)	Emergent Biosolutions, Inc.	1,172,203	0.6
4,645	(1)	Enanta Pharmaceuticals, Inc.	233,225	0.1
42,444	(1)	Endo International PLC	145,583	0.1
18,423		Ensign Group, Inc.	771,003	0.4
24,907	(1)	Five Prime Therapeutics, Inc.	151,933	0.1
2,147	(1)	Glaukos Corp.	82,488	0.0
19,616	(1)	Hanger, Inc.	324,841	0.2
11,956	(1)	HealthStream, Inc.	264,586	0.1
4,445	(1)	Heron Therapeutics, Inc.	65,386	0.0
30,408	(1)	HMS Holdings Corp.	984,915	0.5
8,878	(1)	Innoviva, Inc.	124,114	0.1
14,044	(1)	Integer Holdings Corp.	1,025,914	0.5
30,199		Invacare Corp.	192,368	0.1
9,199	(1)	Joint Corp./The	140,469	0.1
34,165	(1)	Lantheus Holdings, Inc.	488,560	0.3
13,137		Luminex Corp.	427,347	0.2
10,352	(1)	Magellan Health, Inc.	755,489	0.4
13,513	(1)	Medpace Holdings, Inc.	1,256,979	0.7
18,584	(1)	Meridian Bioscience, Inc.	432,821	0.2
15,965	(1)	Merit Medical Systems, Inc.	728,802	0.4
25,766	(1)	Momenta Pharmaceuticals, Inc.	857,235	0.4
13,388	(1)	Myriad Genetics, Inc.	151,820	0.1
4,357	(1)	Natera, Inc.	217,240	0.1
9,970	(1)	Natus Medical, Inc.	217,545	0.1
5,464	(1)	Neogen Corp.	424,006	0.2
22,765	(1)	NeoGenomics, Inc.	705,260	0.4
25,855	(1)	NextGen Healthcare, Inc.	283,888	0.1
3,024	(1)	Novocure Ltd.	179,323	0.1
14,521	(1)	Omnicell, Inc.	1,025,473	0.5
15,831	(1)	Orthofix Medical, Inc.	506,592	0.3
29,970		Owens & Minor, Inc.	228,371	0.1
10,536	(1),(2)	Pacira BioSciences, Inc.	552,824	0.3
19,497	(1)	Pfenex, Inc.	162,800	0.1
16,405		Phibro Animal Health Corp.	430,959	0.2
2,273	(1)	Prestige Consumer Healthcare, Inc.	85,374	0.0
6,034	(1)	Providence Service Corp.	476,143	0.3
8,264	(1)	Puma Biotechnology, Inc.	86,194	0.0
12,084	(1)	Radius Health, Inc.	164,705	0.1
10,152	(1)	REGENXBIO, Inc.	373,898	0.2
10,839	(1)	Select Medical Holdings Corp.	159,659	0.1
8,445	(1)	SI-BONE, Inc.	134,613	0.1
24,587	(1)	Supernus Pharmaceuticals, Inc.	583,941	0.3
2,236	(1)	Tactile Systems Technology, Inc.	92,638	0.0
1,226	(1)	Tandem Diabetes Care, Inc.	121,276	0.1
11,941	(1)	Tivity Health, Inc.	135,292	0.1
15,050	(1)	Triple-S Management Corp.	286,251	0.2
24,015	(1)	Vanda Pharmaceuticals, Inc.	274,732	0.1

See Accompanying Notes to Financial Statements

Voya Index Plus SmallCap Portfolio	PORTFOLIO OF INVESTMENTS
As of June 30, 2020 (Unaudited) (continued)

6,459	(1)	Vericel Corp.	89,263	0.0
			24,918,077	13.0

		Industrials: 18.3%
1,650		AAON, Inc.	89,578	0.0
9,553		AAR Corp.	197,461	0.1
8,537		ABM Industries, Inc.	309,893	0.2
28,689	(1)	Aerojet Rocketdyne Holdings, Inc.	1,137,232	0.6
2,842	(1)	Aerovironment, Inc.	226,308	0.1
5,589		Albany International Corp.	328,130	0.2
1,148		Allegiant Travel Co.	125,373	0.1
4,860		Altra Industrial Motion Corp.	154,840	0.1
18,025		Applied Industrial Technologies, Inc.	1,124,580	0.6
21,353		ArcBest Corp.	566,068	0.3
10,872		Arcosa, Inc.	458,798	0.2
2,653	(1)	ASGN, Inc.	176,902	0.1
16,369	(1)	Atkore International Group, Inc.	447,692	0.2
12,705	(1)	Atlas Air Worldwide Holdings, Inc.	546,696	0.3
8,390		AZZ, Inc.	287,945	0.2
27,139		Barnes Group, Inc.	1,073,619	0.6
21,050		Brady Corp.	985,561	0.5
6,156	(1)	Chart Industries, Inc.	298,504	0.2
10,647		Columbus McKinnon Corp.	356,142	0.2
13,331		Comfort Systems USA, Inc.	543,238	0.3
1,597		Crane Co.	94,958	0.0
9,324		CSW Industrials, Inc.	644,382	0.3
7,850		EMCOR Group, Inc.	519,199	0.3
23,901		Enerpac Tool Group Corp.	420,658	0.2
20,086		EnPro Industries, Inc.	990,039	0.5
1,034		ESCO Technologies, Inc.	87,404	0.0
15,690		Exponent, Inc.	1,269,792	0.7
17,483	(1)	Foundation Building Materials, Inc.	272,910	0.1
9,277		Franklin Electric Co., Inc.	487,228	0.3
2,086	(1)	FTI Consulting, Inc.	238,951	0.1
16,500	(1)	Gibraltar Industries, Inc.	792,165	0.4
19,400	(1)	GMS, Inc.	477,046	0.2
13,454		GrafTech International Ltd.	107,363	0.1
37,774	(1)	Great Lakes Dredge & Dock Corp.	349,787	0.2
12,137		Griffon Corp.	224,777	0.1
17,245		Heidrick & Struggles International, Inc.	372,837	0.2
9,656		Herman Miller, Inc.	227,978	0.1
36,981		Hillenbrand, Inc.	1,001,076	0.5
18,913	(1)	HUB Group, Inc.	905,176	0.5
2,302	(1)	IAA, Inc.	88,788	0.0
5,266		Insteel Industries, Inc.	100,423	0.1
5,711		John Bean Technologies Corp.	491,260	0.3
28,256		Kelly Services, Inc.	446,869	0.2
33,265		Korn Ferry	1,022,233	0.5
14,823		LSI Industries, Inc.	95,905	0.1
14,524		Marten Transport Ltd.	365,424	0.2
3,249		McGrath Rentcorp	175,478	0.1
14,538	(1)	Meritor, Inc.	287,852	0.2
15,189		Mobile Mini, Inc.	448,076	0.2
3,566		Moog, Inc.	188,927	0.1
37,007	(1)	Orion Energy Systems, Inc.	128,044	0.1
7,479		Patrick Industries, Inc.	458,089	0.2
20,879	(1)	PGT Innovations, Inc.	327,383	0.2
8,230		Powell Industries, Inc.	225,420	0.1
1,039	(1)	Proto Labs, Inc.	116,856	0.1
34,766		Quanex Building Products Corp.	482,552	0.3
14,939		Raven Industries, Inc.	321,338	0.2
5,371		Rexnord Corp.	156,565	0.1
12,017	(1)	Saia, Inc.	1,336,050	0.7
21,357		Simpson Manufacturing Co., Inc.	1,801,677	0.9
26,328		Skywest, Inc.	858,819	0.4
28,345	(1)	SPX Corp.	1,166,397	0.6
11,033	(1)	SPX FLOW, Inc.	413,076	0.2
18,434	(1)	Sterling Construction Co., Inc.	193,004	0.1
10,002		Tennant Co.	650,230	0.3
7,737		Triton International Ltd./Bermuda	233,967	0.1
10,638		Triumph Group, Inc.	95,848	0.0
22,248		UFP Industries, Inc.	1,101,498	0.6
6,771		Unifirst Corp.	1,211,670	0.6
14,851		Watts Water Technologies, Inc.	1,202,931	0.6
			35,110,935	18.3

		Information Technology: 14.7%
12,740	(1),(2)	3D Systems Corp.	89,053	0.0
29,923		Adtran, Inc.	327,058	0.2
13,141	(1)	Advanced Energy Industries, Inc.	890,828	0.5
9,258	(1)	Agilysys, Inc.	166,089	0.1
2,926	(1)	Alarm.com Holdings, Inc.	189,634	0.1
11,151	(1)	Avid Technology, Inc.	81,068	0.0
24,108	(1)	Axcelis Technologies, Inc.	671,408	0.3
14,762		Bel Fuse, Inc.	158,396	0.1
5,482		Benchmark Electronics, Inc.	118,411	0.1
12,369	(1)	Bottomline Technologies de, Inc.	627,974	0.3
4,719	(1)	Box, Inc.	97,966	0.0
25,198		Brooks Automation, Inc.	1,114,760	0.6
5,540	(1)	Cardtronics plc	132,849	0.1
4,601		Cass Information Systems, Inc.	179,577	0.1
24,771		Cohu, Inc.	429,529	0.2
14,430		Comtech Telecommunications Corp.	243,723	0.1
17,291		Daktronics, Inc.	75,216	0.0
15,643	(1),(2)	Diebold Nixdorf, Inc.	94,797	0.0
20,589	(1)	Diodes, Inc.	1,043,862	0.5
4,815	(1)	ePlus, Inc.	340,324	0.2
32,975		EVERTEC, Inc.	926,597	0.5
10,785	(1)	ExlService Holdings, Inc.	683,769	0.4
111,641	(1)	Extreme Networks, Inc.	484,522	0.3
20,176	(1)	Fabrinet	1,259,386	0.7
7,948	(1)	Faro Technologies, Inc.	426,013	0.2
29,998	(1)	Formfactor, Inc.	879,841	0.5
17,390	(1),(2)	GreenSky, Inc.	85,211	0.0
5,000	(1)	Ichor Holdings Ltd.	132,900	0.1
19,886	(1)	Insight Enterprises, Inc.	978,391	0.5
13,135	(1)	Intellicheck, Inc.	99,169	0.1
3,123	(1)	Itron, Inc.	206,899	0.1
17,935	(1)	Knowles Corp.	273,688	0.1
33,372		Kulicke & Soffa Industries, Inc.	695,139	0.4

See Accompanying Notes to Financial Statements

Voya Index Plus SmallCap Portfolio	PORTFOLIO OF INVESTMENTS
As of June 30, 2020 (Unaudited) (continued)

9,382		Mantech International Corp.	642,573	0.3
2,247	(1)	MicroStrategy, Inc.	265,798	0.1
7,191		National Instruments Corp.	278,364	0.1
11,696	(1)	NeoPhotonics Corp.	103,860	0.1
45,096		NIC, Inc.	1,035,404	0.5
28,836	(1)	Onto Innovation, Inc.	981,577	0.5
6,337	(1)	OSI Systems, Inc.	472,994	0.2
7,272		PC Connection, Inc.	337,130	0.2
4,380	(1)	Perficient, Inc.	156,716	0.1
10,163	(1)	Plexus Corp.	717,101	0.4
3,222		Power Integrations, Inc.	380,615	0.2
29,382		Progress Software Corp.	1,138,552	0.6
8,916	(1)	Pure Storage, Inc. - Class A	154,514	0.1
6,511	(1)	Qualys, Inc.	677,274	0.4
47,628	(1)	Rambus, Inc.	723,946	0.4
2,333	(1)	Rogers Corp.	290,692	0.2
7,392	(1)	Sanmina Corp.	185,096	0.1
19,894	(1)	Scansource, Inc.	479,246	0.2
23,132	(1),(2)	SecureWorks Corp.	264,399	0.1
3,888	(1),(2)	ShotSpotter, Inc.	97,978	0.1
12,351	(1)	SMART Global Holdings, Inc.	335,700	0.2
10,907	(1)	SPS Commerce, Inc.	819,334	0.4
5,816	(1)	SVMK, Inc.	136,909	0.1
11,396		Switch, Inc.	203,077	0.1
12,121	(1)	SYKES Enterprises, Inc.	335,267	0.2
38,853	(1)	TTM Technologies, Inc.	460,797	0.2
22,761	(1)	Ultra Clean Holdings, Inc.	515,081	0.3
18,524	(1)	Veeco Instruments, Inc.	249,889	0.1
30,599	(1)	Viavi Solutions, Inc.	389,831	0.2
13,559	(1)	Virtusa Corp.	440,261	0.2
50,435		Xperi Holding Corp.	744,421	0.4
			28,218,443	14.7

		Materials: 4.9%
20,170	(2)	Advanced Emissions Solutions, Inc.	97,824	0.1
12,669	(1)	AdvanSix, Inc.	148,734	0.1
21,932	(1)	Arconic Corp.	305,513	0.2
7,863		Balchem Corp.	745,884	0.4
24,272		Boise Cascade Co.	912,870	0.5
16,676	(2)	Cleveland-Cliffs, Inc.	92,052	0.0
25,860		FutureFuel Corp.	309,027	0.2
6,705		Hawkins, Inc.	285,499	0.1
9,364		Innospec, Inc.	723,369	0.4
3,624		Kaiser Aluminum Corp.	266,799	0.1
17,955	(1)	Koppers Holdings, Inc.	338,272	0.2
22,351	(1)	Kraton Corp.	386,225	0.2
11,684		Materion Corp.	718,449	0.4
30,763		Myers Industries, Inc.	447,602	0.2
5,702		Neenah, Inc.	282,021	0.1
18,822		Olympic Steel, Inc.	221,159	0.1
12,100		PH Glatfelter Co.	194,205	0.1
15,821		PolyOne Corp.	414,985	0.2
1,120	(2)	Quaker Chemical Corp.	207,928	0.1
12,513		Stepan Co.	1,215,012	0.6
37,770		SunCoke Energy, Inc.	111,799	0.1
16,361		Tredegar Corp.	251,959	0.1
7,018		Trinseo SA	155,519	0.1
18,550		Verso Corp.	221,858	0.1
21,347		Warrior Met Coal, Inc.	328,530	0.2
			9,383,094	4.9

		Real Estate: 7.5%
5,033		Agree Realty Corp.	330,719	0.2
9,346		Alexander & Baldwin, Inc.	113,928	0.1
11,755	(2)	Alpine Income Property Trust, Inc.	191,136	0.1
15,240		American Assets Trust, Inc.	424,282	0.2
37,274		Armada Hoffler Properties, Inc.	370,876	0.2
11,703		Bluerock Residential Growth REIT, Inc.	94,560	0.0
25,151		CareTrust REIT, Inc.	431,591	0.2
191,409		Cedar Realty Trust, Inc.	189,495	0.1
22,249		Clipper Realty, Inc.	180,217	0.1
10,659		Community Healthcare Trust, Inc.	435,953	0.2
29,921		CoreCivic, Inc.	280,061	0.1
10,025		Corporate Office Properties Trust SBI MD	254,034	0.1
12,653	(1),(2)	Cushman & Wakefield PLC	157,656	0.1
18,514		DiamondRock Hospitality Co.	102,383	0.0
90,327		Diversified Healthcare Trust	399,697	0.2
9,687		Douglas Emmett, Inc.	297,003	0.1
5,400		EastGroup Properties, Inc.	640,494	0.3
36,782		Essential Properties Realty Trust, Inc.	545,845	0.3
8,996		First Industrial Realty Trust, Inc.	345,806	0.2
8,624	(1)	Forestar Group, Inc.	130,050	0.1
63,580		Franklin Street Properties Corp.	323,622	0.2
3,334		Gaming and Leisure Properties, Inc.	115,356	0.1
6,804		Gladstone Commercial Corp.	127,575	0.1
11,702		Global Medical REIT, Inc.	132,584	0.1
37,433		Global Net Lease, Inc.	626,254	0.3
6,882		Highwoods Properties, Inc.	256,905	0.1
3,703		Hudson Pacific Properties, Inc.	93,168	0.0
3,778	(2)	Innovative Industrial Properties, Inc.	332,540	0.2
13,951	(2)	iStar, Inc.	171,876	0.1
15,673		Kite Realty Group Trust	180,866	0.1
15,738		Lexington Realty Trust	166,036	0.1
3,972		Life Storage, Inc.	377,141	0.2
6,114		LTC Properties, Inc.	230,314	0.1
13,955		National Storage Affiliates Trust	399,950	0.2
26,806		Newmark Group, Inc.	130,277	0.1
9,959		NexPoint Residential Trust, Inc.	352,051	0.2
19,677		Physicians Realty Trust	344,741	0.2
18,237		Piedmont Office Realty Trust, Inc.	302,917	0.2
8,402		Plymouth Industrial REIT, Inc.	107,546	0.1
4,623		PS Business Parks, Inc.	612,085	0.3
11,993		RE/MAX Holdings, Inc.	376,940	0.2
26,965		Realogy Holdings Corp.	199,811	0.1
54,151		Retail Opportunity Investments Corp.	613,531	0.3
27,993		Retail Properties of America, Inc.	204,909	0.1

See Accompanying Notes to Financial Statements

Voya Index Plus SmallCap Portfolio	PORTFOLIO OF INVESTMENTS
As of June 30, 2020 (Unaudited) (continued)

15,984		Retail Value, Inc.	197,562	0.1
12,901		Saul Centers, Inc.	416,315	0.2
12,064		Service Properties Trust	85,534	0.0
25,696		Summit Hotel Properties, Inc.	152,377	0.1
34,409		Uniti Group, Inc.	321,724	0.2
25,835		Urstadt Biddle Properties, Inc.	306,920	0.2
162,568	(2)	Washington Prime Group, Inc.	136,687	0.1
4,302		Washington Real Estate Investment Trust	95,504	0.0
			14,407,404	7.5

		Utilities: 2.2%
2,313		American States Water Co.	181,871	0.1
5,715		Avista Corp.	207,969	0.1
8,225		Black Hills Corp.	466,029	0.2
3,124		Brookfield Infrastructure Corp.	142,267	0.1
10,108		California Water Service Group	482,152	0.3
1,092		Chesapeake Utilities Corp.	91,728	0.0
1,703		Northwest Natural Holding Co.	95,010	0.1
9,462		NorthWestern Corp.	515,868	0.3
11,631		Otter Tail Corp.	451,166	0.2
12,672		PNM Resources, Inc.	487,112	0.3
14,610		Portland General Electric Co.	610,844	0.3
7,906		South Jersey Industries, Inc.	197,571	0.1
5,143		Unitil Corp.	230,509	0.1
			4,160,096	2.2

	Total Common Stock
	(Cost $204,962,316)		190,279,478	99.2

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.2%
		Repurchase Agreements: 3.6%
1,604,400	(3)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/30/20, 0.10%, due 07/01/20 (Repurchase Amount $1,604,404, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $1,636,488, due 08/01/20-02/20/70)	1,604,400	0.8
1,241,950	(3)	Citadel Securities LLC, Repurchase Agreement dated 06/30/20, 0.15%, due 07/01/20 (Repurchase Amount $1,241,955, collateralized by various U.S. Government Securities, 0.000%-7.625%, Market Value plus accrued interest $1,266,794, due 07/31/20-11/15/49)	1,241,950	0.7
1,604,386	(3)	Citigroup, Inc., Repurchase Agreement dated 06/30/20, 0.09%, due 07/01/20 (Repurchase Amount $1,604,390, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.500%-7.500%, Market Value plus accrued interest $1,636,474, due 07/31/21-05/20/70)	1,604,386	0.8
1,604,386	(3)	MUFG Securities America Inc., Repurchase Agreement dated 06/30/20, 0.09%, due 07/01/20 (Repurchase Amount $1,604,390, collateralized by various U.S. Government Agency Obligations, 2.500%-8.000%, Market Value plus accrued interest $1,636,474, due 08/01/23-07/01/50)	1,604,386	0.8
838,033	(3)	RBC Dominion Securities Inc., Repurchase Agreement dated 06/30/20, 0.09%, due 07/01/20 (Repurchase Amount $838,035, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $854,794, due 07/31/20-07/01/50)	838,033	0.5

	Total Repurchase Agreements
	(Cost $6,893,155)		6,893,155	3.6

See Accompanying Notes to Financial Statements

Voya Index Plus SmallCap Portfolio	PORTFOLIO OF INVESTMENTS
As of June 30, 2020 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.6%
1,070,000	(4) Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.150%
	(Cost $1,070,000)	1,070,000	0.6

	Total Short-Term Investments
	(Cost $7,963,155)	7,963,155	4.2

	Total Investments in Securities (Cost $212,925,471)	$ 198,242,633	103.4
	Liabilities in Excess of Other Assets	(6,515,075)	(3.4)
	Net Assets	$ 191,727,558	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of June 30, 2020.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
VOYA GLOBAL HIGH DIVIDEND LOW VOLATILITY PORTFOLIO	As of June 30, 2020 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.9%
		Australia: 3.0%
83,595		AGL Energy Ltd.	$ 988,939	0.2
9,597		ASX Ltd.	570,428	0.1
536,673		Aurizon Holdings Ltd.	1,826,226	0.3
46,528		Australia & New Zealand Banking Group Ltd.	603,706	0.1
126,774		BHP Group Ltd.	3,156,396	0.6
232,498		Fortescue Metals Group Ltd.	2,260,263	0.4
270,134		Medibank Pvt Ltd.	560,054	0.1
105,799		Newcrest Mining Ltd.	2,345,988	0.4
70,996		Rio Tinto Ltd.	4,861,336	0.8
			17,173,336	3.0

		Belgium: 0.7%
20,396	(1)	Colruyt S.A.	1,120,948	0.2
25,342		UCB S.A.	2,940,835	0.5
			4,061,783	0.7

		Canada: 4.3%
38,715	(2)	Bank of Nova Scotia	1,602,098	0.3
79,363		BCE, Inc.	3,309,910	0.6
47,304		Canadian Imperial Bank of Commerce - XTSE	3,161,730	0.5
3,524		Constellation Software, Inc./Canada	3,979,010	0.7
16,473		Kirkland Lake Gold Ltd.	678,286	0.1
36,314	(2)	National Bank Of Canada	1,645,579	0.3
51,875		Open Text Corp.	2,202,853	0.4
18,463		Rogers Communications, Inc.	741,866	0.1
193,541		TELUS Corp.	3,246,117	0.6
43,037		Waste Connections, Inc.	4,036,440	0.7
			24,603,889	4.3

		China: 0.7%
1,195,000		BOC Hong Kong Holdings Ltd.	3,826,264	0.7

		Denmark: 2.0%
16,142		Carlsberg A/S	2,140,561	0.4
24,874		Coloplast A/S	3,877,061	0.7
78,758		Novo Nordisk A/S	5,130,905	0.9
			11,148,527	2.0

		Finland: 1.4%
57,050		Kone Oyj	3,934,687	0.7
35,567		Orion Oyj	1,724,791	0.3
65,876		Sampo OYJ	2,270,722	0.4
			7,930,200	1.4

		France: 0.9%
8,068		Danone	560,023	0.1
39,475		Edenred	1,731,293	0.3
6,167	(1)	Eiffage SA	565,305	0.1
212,701		Orange SA	2,543,460	0.4
			5,400,081	0.9

		Germany: 1.0%
5,989		Allianz SE	1,223,801	0.2
97,719	(1)	Deutsche Post AG	3,588,213	0.6
321,566		Telefonica Deutschland Holding AG	948,354	0.2
			5,760,368	1.0

		Hong Kong: 1.5%
397,000		CK Hutchison Holdings Ltd.	2,570,808	0.4
171,500		CLP Holdings Ltd.	1,684,343	0.3
603,000		HKT Trust / HKT Ltd.	884,884	0.2
31,100		Jardine Matheson Holdings Ltd.	1,300,317	0.2
985,000		PCCW Ltd.	563,187	0.1
278,500		Power Assets Holdings Ltd.	1,521,742	0.3
			8,525,281	1.5

		Ireland: 1.0%
58,976		Medtronic PLC	5,408,099	1.0

		Israel: 0.2%
267,041		Bank Leumi Le-Israel BM	1,342,659	0.2

		Italy: 1.0%
97,580		Enel S.p.A.	843,911	0.2
42,056	(1)	FinecoBank Banca Fineco SpA	569,186	0.1
357,288	(1)	Intesa Sanpaolo SpA	686,594	0.1
696,134		Snam SpA	3,393,744	0.6
			5,493,435	1.0

		Japan: 8.9%
143,800	(2)	Canon, Inc.	2,868,527	0.5
13,600		Central Japan Railway Co.	2,103,352	0.4
12,800		East Japan Railway Co.	886,979	0.2
78,100		Fuji Film Holdings Corp.	3,342,814	0.6
2,800		Hikari Tsushin, Inc.	640,215	0.1
44,400		Hitachi Ltd.	1,411,246	0.2
13,700		Hoya Corp.	1,311,898	0.2
43,300		Kamigumi Co., Ltd.	851,559	0.2
29,400		Konami Holdings Corp.	981,045	0.2
13,100		Kyocera Corp.	715,058	0.1
30,000	(2)	Kyushu Railway Co.	779,512	0.1
12,900		Lawson, Inc.	648,876	0.1
76,400		LIXIL Group Corp.	1,072,983	0.2
31,100		Medipal Holdings Corp.	600,249	0.1
18,200		MEIJI Holdings Co., Ltd.	1,448,286	0.3
33,400		Mitsubishi Corp.	705,800	0.1
99,800		MS&AD Insurance Group Holdings, Inc.	2,748,363	0.5
104,800		Nippon Telegraph & Telephone Corp.	2,441,783	0.4
24,600		NTT DoCoMo, Inc.	653,081	0.1
37,500		Secom Co., Ltd.	3,290,351	0.6
181,400		Sekisui House Ltd.	3,463,319	0.6
72,100		SG Holdings Co. Ltd.	2,352,886	0.4
268,600		Softbank Corp.	3,423,638	0.6
238,400		Sumitomo Corp.	2,741,942	0.5
51,000		Sumitomo Mitsui Financial Group, Inc.	1,439,312	0.3
38,600		Sundrug Co., Ltd.	1,277,495	0.2
16,100		Suzuken Co., Ltd.	601,491	0.1
22,900		Trend Micro, Inc.	1,279,755	0.2
13,800		Tsuruha Holdings, Inc.	1,905,962	0.3
6,900		Welcia Holdings Co. Ltd.	557,431	0.1
39,300		West Japan Railway Co.	2,204,297	0.4
			50,749,505	8.9

See Accompanying Notes to Financial Statements

VOYA GLOBAL HIGH DIVIDEND LOW VOLATILITY PORTFOLIO	PORTFOLIO OF INVESTMENTS
As of June 30, 2020 (Unaudited) (Continued)

		Netherlands: 1.3%
90,308		Koninklijke Ahold Delhaize NV	2,461,249	0.4
328,003		Koninklijke KPN NV	872,456	0.1
81,291		Unilever NV	4,334,234	0.8
			7,667,939	1.3

		New Zealand: 0.1%
258,844		Spark New Zealand Ltd.	765,831	0.1

		Norway: 0.2%
123,322		Orkla ASA	1,082,717	0.2

		Singapore: 0.2%
231,600		Singapore Exchange Ltd.	1,393,691	0.2

		Spain: 1.3%
–		Banco Bilbao Vizcaya Argentaria SA	–	–
89,565		Enagas	2,191,067	0.4
127,294		Ferrovial SA - FERE	3,402,551	0.6
80,915		Red Electrica Corp. SA	1,513,876	0.2
120,128		Telefonica S.A.	574,543	0.1
			7,682,037	1.3

		Sweden: 0.2%
8,591		Swedish Match AB	606,143	0.1
72,822		Telefonaktiebolaget LM Ericsson	675,028	0.1
			1,281,171	0.2

		Switzerland: 3.4%
17,209		LafargeHolcim Ltd.-CHF	758,160	0.1
35,711		Logitech International SA	2,340,121	0.4
54,085		Nestle SA	5,996,438	1.0
19,847		Roche Holding AG	6,875,984	1.2
10,584		Zurich Insurance Group AG	3,750,234	0.7
			19,720,937	3.4

		United Kingdom: 3.4%
50,608		Admiral Group Plc	1,435,185	0.3
102,462	(3)	Auto Trader Group PLC	667,103	0.1
358,135		Aviva PLC	1,213,850	0.2
365,402		Direct Line Insurance Group PLC	1,225,209	0.2
261,193		Evraz PLC	925,426	0.2
235,846		GlaxoSmithKline PLC	4,764,001	0.8
67,127		Imperial Brands PLC	1,277,869	0.2
28,578		London Stock Exchange Group PLC	2,971,965	0.5
535,575		Royal Bank of Scotland Group PLC	804,027	0.2
202,255		Sage Group PLC/The	1,678,900	0.3
62,946		Smith & Nephew PLC	1,172,909	0.2
859,001		Vodafone Group PLC	1,365,601	0.2
			19,502,045	3.4

		United States: 62.2%
61,637		AbbVie, Inc.	6,051,521	1.1
9,882		Accenture PLC	2,121,863	0.4
57,795		Activision Blizzard, Inc.	4,386,640	0.8
80,418		Aflac, Inc.	2,897,461	0.5
18,328		Air Products & Chemicals, Inc.	4,425,479	0.8
16,065		Allison Transmission Holdings, Inc.	590,871	0.1
24,731		Allstate Corp.	2,398,660	0.4
100,341		Altria Group, Inc.	3,938,384	0.7
59,486		Amdocs Ltd.	3,621,508	0.6
37,659		Ameren Corp.	2,649,687	0.5
18,306		American Water Works Co., Inc.	2,355,250	0.4
23,553		Amgen, Inc.	5,555,211	1.0
3,995		Anthem, Inc.	1,050,605	0.2
22,651		Aptargroup, Inc.	2,536,459	0.4
192,567		AT&T, Inc.	5,821,300	1.0
22,832		Avnet, Inc.	636,670	0.1
74,802		Bank of America Corp.	1,776,547	0.3
49,816		Booz Allen Hamilton Holding Corp.	3,875,187	0.7
90,982		Bristol-Myers Squibb Co.	5,349,742	0.9
28,952		Broadridge Financial Solutions, Inc. ADR	3,653,453	0.6
6,767		Carlisle Cos., Inc.	809,807	0.1
30,651		CDK Global, Inc.	1,269,564	0.2
8,486		CDW Corp.	985,903	0.2
4,078		Chemed Corp.	1,839,463	0.3
51,472		Chevron Corp.	4,592,847	0.8
10,437		Church & Dwight Co., Inc.	806,780	0.1
136,966		Cisco Systems, Inc.	6,388,094	1.1
15,101		Citigroup, Inc.	771,661	0.1
26,899		Citrix Systems, Inc.	3,978,631	0.7
52,060		CMS Energy Corp.	3,041,345	0.5
15,474		Cognizant Technology Solutions Corp.	879,233	0.2
9,600		Colgate-Palmolive Co.	703,296	0.1
19,012		Comcast Corp. – Class A	741,088	0.1
32,448		Corporate Office Properties Trust SBI MD	822,232	0.1
10,919		CSX Corp.	761,491	0.1
42,102		Dolby Laboratories, Inc.	2,773,259	0.5
22,563		Dollar General Corp.	4,298,477	0.8
21,047		DTE Energy Co.	2,262,553	0.4
4,009		Everest Re Group Ltd.	826,656	0.2
49,671		Evergy, Inc.	2,944,994	0.5
18,962		Exelon Corp.	688,131	0.1
54,736		Flir Systems, Inc.	2,220,640	0.4
41,787		Flowers Foods, Inc.	934,357	0.2
878	(1)	Gaming and Leisure Properties, Inc.	33,596	0.0
69,323		General Mills, Inc.	4,273,763	0.8
39,658		Gentex Corp.	1,021,987	0.2
140,219		Geo Group, Inc./The	1,658,791	0.3
47,256		Gilead Sciences, Inc.	3,635,877	0.6
19,385		Hanover Insurance Group, Inc.	1,964,282	0.3
27,713		Hershey Co.	3,592,159	0.6
31,918		Honeywell International, Inc.	4,615,024	0.8
2,071		Humana, Inc.	803,030	0.1
121,041		Intel Corp.	7,241,883	1.3
39,198		International Business Machines Corp.	4,733,942	0.8
16,167		Intuit, Inc.	4,788,504	0.8
21,222		Jack Henry & Associates, Inc.	3,905,485	0.7
62,056		Johnson & Johnson	8,726,935	1.5
45,515		JPMorgan Chase & Co.	4,281,141	0.8
167,683		Juniper Networks, Inc.	3,833,233	0.7
7,137		Kansas City Southern	1,065,483	0.2
31,074		Kimberly-Clark Corp.	4,392,310	0.8
17,033		Kroger Co.	576,567	0.1
42,592		Leidos Holdings, Inc.	3,989,593	0.7
13,007		Life Storage, Inc.	1,235,015	0.2

See Accompanying Notes to Financial Statements

VOYA GLOBAL HIGH DIVIDEND LOW VOLATILITY PORTFOLIO	PORTFOLIO OF INVESTMENTS
As of June 30, 2020 (Unaudited) (Continued)

7,864	Lockheed Martin Corp.	2,869,731	0.5
5,077	MarketAxess Holdings, Inc.	2,543,171	0.4
61,867	Maxim Integrated Products	3,749,759	0.7
44,007	MAXIMUS, Inc.	3,100,293	0.5
21,361	McDonald's Corp.	3,940,464	0.7
82,477	Merck & Co., Inc.	6,377,946	1.1
116,618	Microsoft Corp.	23,732,929	4.1
28,388	Motorola Solutions, Inc.	3,978,010	0.7
7,997	MSC Industrial Direct Co.	582,262	0.1
18,846	Nasdaq, Inc.	2,251,532	0.4
46,889	National Instruments Corp.	1,815,073	0.3
4,033	NewMarket Corp.	1,615,136	0.3
33,976	OGE Energy Corp.	1,031,511	0.2
36,598	Omnicom Group	1,998,251	0.4
97,289	Oracle Corp.	5,377,163	0.9
39,099	Packaging Corp. of America	3,902,080	0.7
47,818	Paychex, Inc.	3,622,214	0.6
47,144	PepsiCo, Inc.	6,235,265	1.1
186,389	Pfizer, Inc.	6,094,920	1.1
57,358	Philip Morris International, Inc.	4,018,501	0.7
37,659	Phillips 66	2,707,682	0.5
14,684	Pinnacle West Capital Corp.	1,076,190	0.2
57,132	Procter & Gamble Co.	6,831,273	1.2
54,403	Progressive Corp.	4,358,224	0.8
11,006	Public Storage, Inc.	2,111,941	0.4
39,636	Qualcomm, Inc.	3,615,200	0.6
34,638	Quest Diagnostics, Inc.	3,947,346	0.7
13,614	Reliance Steel & Aluminum Co.	1,292,377	0.2
47,967	Republic Services, Inc.	3,935,692	0.7
1,921	Roper Technologies, Inc.	745,847	0.1
3,635	S&P Global, Inc.	1,197,660	0.2
91,749	Service Corp. International	3,568,119	0.6
53,955	Silgan Holdings, Inc.	1,747,602	0.3
31,066	Sonoco Products Co.	1,624,441	0.3
38,209	Southern Co.	1,981,137	0.4
130,323	Switch, Inc.	2,322,356	0.4
37,803	Target Corp.	4,533,714	0.8
41,941	Texas Instruments, Inc.	5,325,249	0.9
8,529	United Parcel Service, Inc. - Class B	948,254	0.2
143,078	Valvoline, Inc.	2,765,698	0.5
124,260	Verizon Communications, Inc.	6,850,454	1.2
39,662	Waste Management, Inc.	4,200,602	0.7
84,749	Werner Enterprises, Inc.	3,689,124	0.6
139,548	Western Union Co.	3,017,028	0.5
149,756	Williams Cos., Inc.	2,848,359	0.5
51,879	Xerox Holdings Corp.	793,230	0.1
24,490	Xilinx, Inc.	2,409,571	0.4
17,420	Yum! Brands, Inc.	1,513,972	0.3
31,836	Zoetis, Inc.	4,362,805	0.8
		356,558,958	62.2

	Total Common Stock
	(Cost $558,272,307)	567,078,753	98.9

EXCHANGE-TRADED FUNDS: 0.2%
5,986	iShares MSCI EAFE ETF	364,368	0.1
2,407	SPDR S&P 500 ETF Trust	742,222	0.1

	Total Exchange-Traded Funds
	(Cost $1,006,845)	1,106,590	0.2

RIGHTS: 0.0%
	Spain: 0.0%
120,128	(1) Telefonica SA	23,632	0.0

	Total Rights
	(Cost $26,052)	23,632	0.0

	Total Long-Term Investments
	(Cost $559,305,204)	568,208,975	99.1

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.2%
	Repurchase Agreements: 2.2%
1,139,274	(4) BNP Paribas S.A., Repurchase Agreement dated 06/30/20, 0.24%, due 07/01/20 (Repurchase Amount $1,139,281, collateralized by various U.S. Government Securities, 1.106%-6.500%, Market Value plus accrued interest $1,196,238, due 08/15/20-03/19/40)	1,139,274	0.2
2,532,762	(4) Cantor Fitzgerald Securities, Repurchase Agreement dated 06/30/20, 0.10%, due 07/01/20 (Repurchase Amount $2,532,769, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $2,583,417, due 08/01/20-02/20/70)	2,532,762	0.4
1,446,312	(4) Citadel Securities LLC, Repurchase Agreement dated 06/30/20, 0.15%, due 07/01/20 (Repurchase Amount $1,446,318, collateralized by various U.S. Government Securities, 0.000%-7.625%, Market Value plus accrued interest $1,475,244, due 07/31/20-11/15/49)	1,446,312	0.3

See Accompanying Notes to Financial Statements

VOYA GLOBAL HIGH DIVIDEND LOW VOLATILITY PORTFOLIO	PORTFOLIO OF INVESTMENTS
As of June 30, 2020 (Unaudited) (Continued)

2,916,166	(4) Citigroup, Inc., Repurchase Agreement dated 06/30/20, 0.09%, due 07/01/20 (Repurchase Amount $2,916,173, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.500%-7.500%, Market Value plus accrued interest $2,974,489, due 07/31/21-05/20/70)	2,916,166	0.5
1,885,620	(4) RBC Dominion Securities Inc., Repurchase Agreement dated 06/30/20, 0.09%, due 07/01/20 (Repurchase Amount $1,885,625, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $1,923,332, due 07/31/20-07/01/50)	1,885,620	0.3
2,609,000	(4) State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/20, 0.24%, due 07/01/20 (Repurchase Amount $2,609,017, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $2,667,228, due 01/15/22-02/15/47)	2,609,000	0.5

	Total Repurchase Agreements
	(Cost $12,529,134)	12,529,134	2.2

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.0%
156,000	(5) Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.150%
	(Cost $156,000)	156,000	0.0

	Total Short-Term Investments
	(Cost $12,685,134)	12,685,134	2.2

	Total Investments in Securities (Cost $571,990,338)	$ 580,894,109	101.3
	Liabilities in Excess of Other Assets	(7,725,407)	(1.3)
	Net Assets	$ 573,168,702	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(4)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(5)	Rate shown is the 7-day yield as of June 30, 2020.

See Accompanying Notes to Financial Statements

Voya Small Company Portfolio	PORTFOLIO OF INVESTMENTS
As of June 30, 2020 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.8%
		Communication Services: 1.8%
186,469	(1)	Gray Television, Inc.	$ 2,601,243	0.7
150,318	(1)	Imax Corp.	1,685,065	0.5
229,104	(1)	Vonage Holdings Corp.	2,304,786	0.6
			6,591,094	1.8

		Consumer Discretionary: 11.6%
84,743	(2)	American Eagle Outfitters, Inc.	923,699	0.3
186,682		Bloomin Brands, Inc.	1,990,030	0.5
156,792		Callaway Golf Co.	2,745,428	0.7
62,464	(1)	CROCS, Inc.	2,299,924	0.6
18,679	(1)	Deckers Outdoor Corp.	3,668,369	1.0
40,240		Dick's Sporting Goods, Inc.	1,660,302	0.5
22,667	(1)	Helen of Troy Ltd.	4,274,090	1.2
119,062	(1)	Hudson Ltd.	579,832	0.2
75,875		La-Z-Boy, Inc.	2,053,177	0.6
26,094		LCI Industries	3,000,288	0.8
12,976		Lithia Motors, Inc.	1,963,658	0.5
23,912		Marriott Vacations Worldwide Corp.	1,965,806	0.5
29,858	(1)	Murphy USA, Inc.	3,361,712	0.9
102,270		Red Rock Resorts, Inc.	1,115,766	0.3
11,158	(1),(2)	RH	2,777,226	0.8
60,962	(2)	Shoe Carnival, Inc.	1,784,358	0.5
88,172		Steven Madden Ltd.	2,176,967	0.6
7,806		Strategic Education, Inc.	1,199,392	0.3
44,153		Winnebago Industries	2,941,473	0.8
			42,481,497	11.6

		Consumer Staples: 2.5%
59,185	(1)	elf Beauty, Inc.	1,128,658	0.3
31,571		Energizer Holdings, Inc.	1,499,307	0.4
237,246	(1)	Hostess Brands, Inc.	2,899,146	0.8
120,318	(1)	Performance Food Group Co.	3,506,066	1.0
			9,033,177	2.5

		Energy: 1.1%
55,133	(1)	Dril-Quip, Inc.	1,642,412	0.4
230,742		Parsley Energy, Inc. - Class A	2,464,325	0.7
			4,106,737	1.1

		Financials: 15.5%
34,414		American Equity Investment Life Holding Co.	850,370	0.2
29,170		Artisan Partners Asset Management, Inc.	948,025	0.3
129,520		Atlantic Union Bankshares Corp.	2,999,683	0.8
127,662		Columbia Banking System, Inc.	3,618,579	1.0
42,915		Enterprise Financial Services Corp.	1,335,515	0.4
100,902		Essent Group Ltd.	3,659,716	1.0
46,726		First American Financial Corp.	2,243,783	0.6
295,350		First BanCorp. Puerto Rico	1,651,007	0.4
127,765		Heritage Insurance Holdings, Inc.	1,672,444	0.5
44,359		Iberiabank Corp.	2,020,109	0.5
66,155		Lakeland Financial Corp.	3,082,161	0.8
13,033		LPL Financial Holdings, Inc.	1,021,787	0.3
22,983		Morningstar, Inc.	3,239,914	0.9
146,171		Pacific Premier Bancorp, Inc.	3,168,987	0.9
61,294		Pinnacle Financial Partners, Inc.	2,573,735	0.7
37,451		Piper Sandler Cos	2,215,601	0.6
50,856		Prosperity Bancshares, Inc.	3,019,829	0.8
55,002		Selective Insurance Group	2,900,805	0.8
43,583	(1),(2)	Selectquote, Inc.	1,103,957	0.3
87,468		ServisFirst Bancshares, Inc.	3,127,856	0.8
17,244		Signature Bank	1,843,728	0.5
55,123		Stifel Financial Corp.	2,614,484	0.7
188,861		Trustco Bank Corp.	1,195,490	0.3
333,128		Two Harbors Investment Corp.	1,678,965	0.5
110,578		WSFS Financial Corp.	3,173,589	0.9
			56,960,119	15.5

		Health Care: 18.2%
84,910	(1),(2)	Aerie Pharmaceuticals, Inc.	1,253,272	0.3
9,595	(1)	Akouos, Inc.	215,887	0.1
13,736	(1)	Amedisys, Inc.	2,727,145	0.7
142,627	(1)	Amicus Therapeutics, Inc.	2,150,815	0.6
63,044	(1)	Amphastar Pharmaceuticals, Inc.	1,415,968	0.4
30,686	(1)	Arena Pharmaceuticals, Inc.	1,931,684	0.5
45,694	(1)	Arrowhead Pharmaceuticals, Inc.	1,973,524	0.5
25,131	(1)	Biohaven Pharmaceutical Holding Co. Ltd.	1,837,327	0.5
26,548	(1)	Blueprint Medicines Corp.	2,070,744	0.6
6,215		Chemed Corp.	2,803,400	0.8
64,953	(1)	CryoLife, Inc.	1,245,149	0.3
22,112	(1)	Emergent Biosolutions, Inc.	1,748,617	0.5
45,075		Encompass Health Corp.	2,791,495	0.8
81,719	(1)	Epizyme, Inc.	1,312,407	0.4
38,200	(1)	FibroGen, Inc.	1,548,246	0.4
19,024	(1)	Global Blood Therapeutics, Inc.	1,200,985	0.3
59,895	(1)	Globus Medical, Inc.	2,857,590	0.8
26,453	(1)	Haemonetics Corp.	2,369,131	0.6
24,291		Hill-Rom Holdings, Inc.	2,666,666	0.7
101,564	(1)	HMS Holdings Corp.	3,289,658	0.9
25,110	(1)	Immunomedics, Inc.	889,898	0.2
57,001	(1)	Insmed, Inc.	1,569,808	0.4
36,720	(1)	Iovance Biotherapeutics, Inc.	1,007,964	0.3
49,012	(1)	Magellan Health, Inc.	3,576,896	1.0
50,222	(1)	Merit Medical Systems, Inc.	2,292,634	0.6

See Accompanying Notes to Financial Statements

Voya Small Company Portfolio	PORTFOLIO OF INVESTMENTS
As of June 30, 2020 (Unaudited) (continued)

44,059	(1)	Momenta Pharmaceuticals, Inc.	1,465,843	0.4
17,746	(1)	MyoKardia, Inc.	1,714,619	0.5
37,081	(1)	Neogen Corp.	2,877,486	0.8
45,518	(1)	NextCure, Inc.	975,906	0.3
135,784		Patterson Cos., Inc.	2,987,248	0.8
30,230	(1)	PTC Therapeutics, Inc.	1,533,870	0.4
6,235	(1)	Reata Pharmaceuticals, Inc.	972,785	0.3
160,873	(1)	Select Medical Holdings Corp.	2,369,659	0.6
26,542	(1)	Syneos Health, Inc.	1,546,071	0.4
32,422	(1),(2)	UroGen Pharma Ltd.	846,863	0.2
33,011	(1)	Vaxcyte, Inc.	1,043,478	0.3
			67,080,738	18.2

		Industrials: 16.6%
140,223	(1)	Air Transport Services Group, Inc.	3,122,766	0.9
28,918		Alamo Group, Inc.	2,968,144	0.8
105,477		Altra Industrial Motion Corp.	3,360,497	0.9
26,821	(1)	ASGN, Inc.	1,788,424	0.5
57,356	(1)	AZEK Co., Inc./The	1,827,362	0.5
35,179	(1)	Casella Waste Systems, Inc.	1,833,530	0.5
53,024		Crane Co.	3,152,807	0.9
26,704		Curtiss-Wright Corp.	2,384,133	0.6
107,397		Deluxe Corp.	2,528,125	0.7
57,425		EMCOR Group, Inc.	3,798,090	1.0
25,223	(1)	Generac Holdings, Inc.	3,075,440	0.8
39,746		ICF International, Inc.	2,576,733	0.7
119,216		KAR Auction Services, Inc.	1,640,412	0.4
36,440		Regal Beloit Corp.	3,181,941	0.9
82,406		Skywest, Inc.	2,688,084	0.7
70,026	(1)	SP Plus Corp.	1,450,238	0.4
44,028		Tetra Tech, Inc.	3,483,495	0.9
7,398	(1)	Trex Co., Inc.	962,258	0.3
68,690		UFP Industries, Inc.	3,400,842	0.9
81,921		US Ecology, Inc.	2,775,484	0.8
34,462		Watts Water Technologies, Inc.	2,791,422	0.8
60,615		Werner Enterprises, Inc.	2,638,571	0.7
45,087		Woodward, Inc.	3,496,497	1.0
			60,925,295	16.6

		Information Technology: 16.2%
45,849	(1)	Alarm.com Holdings, Inc.	2,971,474	0.8
12,384	(1)	CACI International, Inc.	2,685,842	0.7
89,756	(1)	Cardtronics plc	2,152,349	0.6
73,468	(1)	Commvault Systems, Inc.	2,843,211	0.8
82,558	(1)	Cornerstone OnDemand, Inc.	3,183,436	0.9
50,336	(1)	Envestnet, Inc.	3,701,709	1.0
303,489	(1)	Harmonic, Inc.	1,441,573	0.4
23,996	(1)	Inphi Corp.	2,819,530	0.8
54,141		j2 Global, Inc.	3,422,253	0.9
123,744	(1)	Lattice Semiconductor Corp.	3,513,092	1.0
81,439	(1)	LiveRamp Holdings, Inc.	3,458,714	0.9
39,188	(1)	Lumentum Holdings, Inc.	3,191,079	0.9
49,372		Mantech International Corp.	3,381,488	0.9
79,894	(1)	Onto Innovation, Inc.	2,719,592	0.7
49,407	(1)	Plexus Corp.	3,486,158	0.9
37,721	(1)	Q2 Holdings, Inc.	3,236,084	0.9
28,059	(1)	Silicon Laboratories, Inc.	2,813,476	0.8
22,875		SYNNEX Corp.	2,739,739	0.7
48,226	(1)	Verint Systems, Inc.	2,178,851	0.6
290,297	(1)	Viavi Solutions, Inc.	3,698,384	1.0
			59,638,034	16.2

		Materials: 2.6%
70,030		Commercial Metals Co.	1,428,612	0.4
61,113		Minerals Technologies, Inc.	2,868,033	0.8
74,547		PolyOne Corp.	1,955,368	0.5
63,936		Sensient Technologies Corp.	3,334,902	0.9
			9,586,915	2.6

		Real Estate: 7.8%
171,817		Acadia Realty Trust	2,230,185	0.6
29,833		American Campus Communities, Inc.	1,042,962	0.3
92,241		American Homes 4 Rent	2,481,283	0.7
102,233		Easterly Government Properties, Inc.	2,363,627	0.6
29,383		EastGroup Properties, Inc.	3,485,117	0.9
95,808		Hudson Pacific Properties, Inc.	2,410,529	0.7
151,867		Physicians Realty Trust	2,660,710	0.7
53,216		QTS Realty Trust, Inc.	3,410,613	0.9
64,388		RE/MAX Holdings, Inc.	2,023,715	0.6
42,038		Ryman Hospitality Properties	1,454,515	0.4
133,266		STAG Industrial, Inc.	3,907,359	1.1
131,093		Xenia Hotels & Resorts, Inc.	1,223,098	0.3
			28,693,713	7.8

		Utilities: 2.9%
56,723		Black Hills Corp.	3,213,925	0.9
21,503		Idacorp, Inc.	1,878,717	0.5
34,037		NorthWestern Corp.	1,855,697	0.5
85,306		Portland General Electric Co.	3,566,644	1.0
			10,514,983	2.9

	Total Common Stock
	(Cost $354,848,697)		355,612,302	96.8

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.9%
		Repurchase Agreements: 2.1%
1,829,600	(3)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/30/20, 0.10%, due 07/01/20 (Repurchase Amount $1,829,605, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $1,866,192, due 08/01/20-02/20/70)	1,829,600	0.5

See Accompanying Notes to Financial Statements

Voya Small Company Portfolio	PORTFOLIO OF INVESTMENTS
As of June 30, 2020 (Unaudited) (continued)

1,416,511	(3)	Citadel Securities LLC, Repurchase Agreement dated 06/30/20, 0.15%, due 07/01/20 (Repurchase Amount $1,416,517, collateralized by various U.S. Government Securities, 0.000%-7.625%, Market Value plus accrued interest $1,444,847, due 07/31/20-11/15/49)	1,416,511	0.4
1,829,632	(3)	Citigroup, Inc., Repurchase Agreement dated 06/30/20, 0.09%, due 07/01/20 (Repurchase Amount $1,829,637, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.500%-7.500%, Market Value plus accrued interest $1,866,225, due 07/31/21-05/20/70)	1,829,632	0.5
1,829,632	(3)	MUFG Securities America Inc., Repurchase Agreement dated 06/30/20, 0.09%, due 07/01/20 (Repurchase Amount $1,829,637, collateralized by various U.S. Government Agency Obligations, 2.500%-8.000%, Market Value plus accrued interest $1,866,225, due 08/01/23-07/01/50)	1,829,632	0.5
955,536	(3)	RBC Dominion Securities Inc., Repurchase Agreement dated 06/30/20, 0.09%, due 07/01/20 (Repurchase Amount $955,538, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $974,647, due 07/31/20-07/01/50)	955,536	0.2

	Total Repurchase Agreements
	(Cost $7,860,911)		7,860,911	2.1

Shares			Value	Percentage of Net Assets
	Mutual Funds: 1.8%
1,216,000	(4)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.100%	1,216,000	0.3
5,294,000	(3),(4)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.150%	5,294,000	1.5
	Total Mutual Funds
	(Cost $6,510,000)		6,510,000	1.8

	Total Short-Term Investments
	(Cost $14,370,911)		14,370,911	3.9

	Total Investments in Securities (Cost $369,219,608)		$ 369,983,213	100.7
	Liabilities in Excess of Other Assets		(2,438,744)	(0.7)
	Net Assets		$ 367,544,469	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of June 30, 2020.

See Accompanying Notes to Financial Statements

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The Code of Ethics is not required for the semi-annual filing.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant is required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(3)	Not required for semi-annual filing.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Variable Portfolios, Inc.

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date:	September 8, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date:	September 8, 2020

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	September 8, 2020